UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07584
                                                     ----------

                               RYDEX SERIES FUNDS
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                           --------------
                     Date of fiscal year end: March 31, 2006
                                              --------------
                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                                       NOVA FUND
                                                                       URSA FUND
                                                                        OTC FUND
                                                                     ARKTOS FUND
                                                                     MEDIUS FUND
                                                            INVERSE MID-CAP FUND
                                                                     MEKROS FUND
                                                          INVERSE SMALL-CAP FUND
                                                       U.S. GOVERNMENT BOND FUND
                                                                       JUNO FUND

                                                              SEPTEMBER 30, 2005
                           RYDEX SERIES FUNDS BENCHMARK FUNDS SEMI-ANNUAL REPORT

                                                           LARGE-CAP EUROPE FUND
                                                            LARGE-CAP JAPAN FUND
                                                            SMALL-CAP VALUE FUND
                                                              MID-CAP VALUE FUND
                                                            LARGE-CAP VALUE FUND
                                                           SMALL-CAP GROWTH FUND
                                                             MID-CAP GROWTH FUND
                                                           LARGE-CAP GROWTH FUND
                                                       STRENGTHENING DOLLAR FUND
                                                           WEAKENING DOLLAR FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                           NOVA MASTER PORTFOLIO
                                                           URSA MASTER PORTFOLIO
                                                         ARKTOS MASTER PORTFOLIO
                                                           JUNO MASTER PORTFOLIO

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ...............................................     2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS ...............................     4

ABOUT SHAREHOLDERS' FUND EXPENSES ........................................     5

FUND PROFILES ............................................................    10

SCHEDULES OF INVESTMENTS .................................................    22

BENCHMARK FUNDS

   STATEMENTS OF ASSETS AND LIABILITIES ..................................    86

   STATEMENTS OF OPERATIONS ..............................................    90

   STATEMENTS OF CHANGES IN NET ASSETS ...................................    94

   FINANCIAL HIGHLIGHTS ..................................................   100

BENCHMARK PORTFOLIOS

   STATEMENTS OF ASSETS AND LIABILITIES ..................................   110

   STATEMENTS OF OPERATIONS ..............................................   111

   STATEMENTS OF CHANGES IN NET ASSETS ...................................   112

   FINANCIAL HIGHLIGHTS ..................................................   114

NOTES TO FINANCIAL STATEMENTS ............................................   115

OTHER INFORMATION ........................................................   126

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ............................   129


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The six-month period from April through September 2005 was a tumultuous one for the economy and the financial markets. Investors, consumers and businesses alike were rocked by the twin hurricanes of Katrina and Rita and the unprecedented rise in energy prices. Energy prices-particularly for refined products such as gas, diesel, jet fuel and heating oil-skyrocketed, causing consumer confidence to plummet and raising the prospect of a pullback in consumer spending. Typically, developments like these would have a downward effect on equity prices and interest rates, but that wasn't the case as stocks rallied and interest rates finished the period largely where they began.

Surprisingly, U.S. equity markets navigated the storms remarkably well. While the old economy Dow Jones Industrial Average(R) Index rose only 1.76%, the broader S&P 500(R) Index gained 5.02% and the tech-laden Nasdaq 100(R) Index rose 8.04% on the back of a mini-rally in technology stocks.

Two factors appear to have driven prices higher. The first is that earnings growth remained strong, increasing at a double-digit pace in both the second and third quarters, and investors appeared to be looking beyond the immediate impact of the hurricanes to the anticipated "kick" to economic growth as reconstruction efforts got underway.

As one might expect, energy stocks led the market higher. In fact, energy prices were well on their way up prior to the arrival of Katrina as the price of a barrel of crude oil rose from $49.69 in late May to a high of $69.74 by the end of August. The Gulf storms exacerbated this rise. That energy prices were already well on their way up is attributable to the rapid growth in the powerhouse economies of China and India. China, in particular, continues to import commodities of all kinds at a voracious rate. In fact, if one takes a closer look at stock prices during this period, the effect of rising energy prices and the impact of the storms becomes apparent.

Clearly, energy stocks were the big winners as the S&P Energy Index rose nearly 19.56%. In fact, the meteoric rise in energy stocks is responsible for much of the stock market's positive performance this year. Utility stocks also fared well as the S&P Utility Index shot up 15.24% in anticipation of a substantial rise in home heating costs. Technology stocks rallied as valuations were perceived to be attractive. On the flip side, health care stocks, which tend to be perceived as defensive in nature, rose nearly 5.00% as investors looked for a consumer driven economic slowdown in the wake of the devastation left by Katrina and Rita.

Despite the uncertainty, the Federal Reserve ("Fed") remained vigilant against any signs of increasing inflation. The shock to the economy of the storms and the loss of some of the nation's critical energy infrastructure led many to predict a pause in the Fed's rate hikes. This was not to be, as the Fed implemented four 25 basis point rate hikes during the period. Longer rates, on the other hand, actually declined from April to September, with the yield on the benchmark 10-Year Treasury Note falling 15 basis points to 4.33%. Despite this decline, interest rates are clearly on the upswing. Long-term rates bottomed on June 1, as the yield on the 10-Year Note reached 3.89%. Since the beginning of June, the trend has been up, with the 10-Year Note peaking at 4.42% in early August.


2 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

With all of the crosscurrents in the economy and the financial markets, stock price behavior is likely to remain choppy and erratic. Investment strategies that do not depend on highly directional markets will likely fare well as we move through the remainder of 2005.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS
--------------------------------------------------------------------------------

Many of the Rydex funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0%-in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

            INDEX     INDEX         FUND       FUND        FUND
            LEVEL  PERFORMANCE  EXPECTATION     NAV    PERFORMANCE  ASSESSMENT
--------------------------------------------------------------------------------
Start        100                             $  10.00
Day 1        106       6.0%         9.0%     $  10.90      9.0%       In line
Day 2         99      -6.6%        -9.9%     $   9.82     -9.9%       In line
Cumulative           -1.00%       -1.50%                 -1.80%         -0.30%
--------------------------------------------------------------------------------

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce more results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


4 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2005 and ending September 30, 2005.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

        Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

        Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, which maybe incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 5

--------------------------------------------------------------------------------

                                                                 BEGINNING               ENDING          EXPENSES
                                          EXPENSE            ACCOUNT VALUE        ACCOUNT VALUE       PAID DURING
                                           RATIO+           MARCH 31, 2005   SEPTEMBER 30, 2005           PERIOD*
-----------------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

NOVA FUND
   Investor Class                            1.20%++     $        1,000.00   $         1,067.40   $          6.22
   Advisor Class                             1.71%++              1,000.00             1,064.60              8.85
   A-Class                                   1.46%++              1,000.00             1,065.60              7.56
   C-Class                                   2.22%++              1,000.00             1,062.30             11.48
URSA FUND
   Investor Class                            1.35%++              1,000.00               972.40              6.68
   Advisor Class                             1.85%++              1,000.00               970.10              9.14
   A-Class                                   1.61%++              1,000.00               968.90              7.95
   C-Class                                   2.36%++              1,000.00               967.60             11.64
OTC FUND
   Investor Class                            1.18%                1,000.00             1,084.50              6.17
   Advisor Class                             1.68%                1,000.00             1,081.30              8.77
   A-Class                                   1.43%                1,000.00             1,083.10              7.47
   C-Class                                   2.19%                1,000.00             1,078.90             11.41
ARKTOS FUND
   Investor Class                            1.36%++              1,000.00               938.90              6.61
   Advisor Class                             1.86%++              1,000.00               937.10              9.03
   A-Class                                   1.60%++              1,000.00               938.10              7.77
   C-Class                                   2.37%++              1,000.00               934.40             11.49
MEDIUS FUND
   A-Class                                   1.62%                1,000.00             1,116.40              8.59
   C-Class                                   2.37%                1,000.00             1,112.50             12.55
   H-Class                                   1.61%                1,000.00             1,117.10              8.54
INVERSE MID-CAP FUND
   A-Class                                   1.70%                1,000.00               926.80              8.21
   C-Class                                   2.43%                1,000.00               923.40             11.72
   H-Class                                   1.59%                1,000.00               927.10              7.68
MEKROS FUND
   A-Class                                   1.63%                1,000.00             1,120.60              8.67
   C-Class                                   2.39%                1,000.00             1,116.90             12.68
   H-Class                                   1.62%                1,000.00             1,121.00              8.61
INVERSE SMALL-CAP FUND
   A-Class                                   1.59%                1,000.00               921.70              7.66
   C-Class                                   2.40%                1,000.00               918.80             11.54
   H-Class                                   1.62%                1,000.00               922.10              7.81
U.S. GOVERNMENT BOND FUND
   Investor Class                            0.90%                1,000.00             1,054.90              4.64
   Advisor Class                             1.40%                1,000.00             1,051.50              7.20
   A-Class                                   1.15%                1,000.00             1,052.80              5.92
   C-Class                                   1.91%                1,000.00             1,048.70              9.81
JUNO FUND
   Investor Class                            4.80%**++            1,000.00               965.70             23.65
   Advisor Class                             5.31%**++            1,000.00               963.30             26.13
   A-Class                                   5.06%**++            1,000.00               963.90             24.91
   C-Class                                   5.81%**++            1,000.00               961.10             28.56


6 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                 BEGINNING               ENDING          EXPENSES
                                          EXPENSE            ACCOUNT VALUE        ACCOUNT VALUE       PAID DURING
                                           RATIO+           MARCH 31, 2005   SEPTEMBER 30, 2005           PERIOD*
-----------------------------------------------------------------------------------------------------------------
LARGE-CAP EUROPE FUND
   A-Class                                   1.65%       $        1,000.00   $         1,079.30   $          8.60
   C-Class                                   2.39%                1,000.00             1,076.60             12.44
   H-Class                                   1.63%                1,000.00             1,080.00              8.50
LARGE-CAP JAPAN FUND
   A-Class                                   1.63%                1,000.00             1,158.90              8.82
   C-Class                                   2.39%                1,000.00             1,153.80             12.90
   H-Class                                   1.68%                1,000.00             1,158.80              9.09
SMALL-CAP VALUE FUND
   A-Class                                   1.44%                1,000.00             1,069.80              7.47
   C-Class                                   2.20%                1,000.00             1,065.00             11.39
   H-Class                                   1.46%                1,000.00             1,069.10              7.57
MID-CAP VALUE FUND
   A-Class                                   1.46%                1,000.00             1,096.40              7.67
   C-Class                                   2.25%                1,000.00             1,091.60             11.80
   H-Class                                   1.47%                1,000.00             1,096.40              7.73
LARGE-CAP VALUE FUND
   A-Class                                   1.46%                1,000.00             1,049.30              7.50
   C-Class                                   2.22%                1,000.00             1,044.70             11.38
   H-Class                                   1.47%                1,000.00             1,048.90              7.55
SMALL-CAP GROWTH FUND
   A-Class                                   1.46%                1,000.00             1,092.60              7.66
   C-Class                                   2.30%                1,000.00             1,088.60             12.04
   H-Class                                   1.49%                1,000.00             1,092.60              7.82
MID-CAP GROWTH FUND
   A-Class                                   1.46%                1,000.00             1,069.60              7.57
   C-Class                                   2.21%                1,000.00             1,066.00             11.45
   H-Class                                   1.46%                1,000.00             1,070.00              7.58
LARGE-CAP GROWTH FUND
   A-Class                                   1.44%                1,000.00             1,025.70              7.31
   C-Class                                   2.19%                1,000.00             1,022.20             11.10
   H-Class                                   1.46%                1,000.00             1,025.30              7.41
STRENGTHENING DOLLAR FUND
   A-Class                                   1.71%                1,000.00             1,085.20              8.94
   C-Class                                   2.43%                1,000.00             1,082.80             12.69
   H-Class                                   1.65%                1,000.00             1,084.00              8.62
WEAKENING DOLLAR FUND
   A-Class                                   1.72%                1,000.00               926.40              8.31
   C-Class                                   2.44%                1,000.00               923.60             11.77
   H-Class                                   1.69%                1,000.00               926.00              8.16
U.S.GOVERNMENT MONEY MARKET FUND
   Investor Class                            0.86%                1,000.00             1,011.70              4.34
   Advisor Class                             1.37%                1,000.00             1,009.20              6.90
   A-Class                                   1.12%                1,000.00             1,010.40              5.64
   C-Class                                   1.87%                1,000.00             1,006.70              9.41


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 7

--------------------------------------------------------------------------------

                                                                 BEGINNING               ENDING          EXPENSES
                                          EXPENSE            ACCOUNT VALUE        ACCOUNT VALUE       PAID DURING
                                           RATIO+           MARCH 31, 2005   SEPTEMBER 30, 2005           PERIOD*
-----------------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

NOVA FUND
   Investor Class                            1.20%++     $        1,000.00   $         1,018.91    $         6.09
   Advisor Class                             1.71%++              1,000.00             1,016.32              8.68
   A-Class                                   1.46%++              1,000.00             1,017.59              7.41
   C-Class                                   2.22%++              1,000.00             1,013.73             11.27
URSA FUND
   Investor Class                            1.35%++              1,000.00             1,018.15              6.85
   Advisor Class                             1.85%++              1,000.00             1,015.61              9.39
   A-Class                                   1.61%++              1,000.00             1,016.83              8.17
   C-Class                                   2.36%++              1,000.00             1,013.02             11.98
OTC FUND
   Investor Class                            1.18%                1,000.00             1,019.01              5.99
   Advisor Class                             1.68%                1,000.00             1,016.47              8.53
   A-Class                                   1.43%                1,000.00             1,017.74              7.26
   C-Class                                   2.19%                1,000.00             1,013.88             11.12
ARKTOS FUND
   Investor Class                            1.36%++              1,000.00             1,018.10              6.90
   Advisor Class                             1.86%++              1,000.00             1,015.56              9.44
   A-Class                                   1.60%++              1,000.00             1,016.88              8.12
   C-Class                                   2.37%++              1,000.00             1,012.97             12.03
MEDIUS FUND
   A-Class                                   1.62%                1,000.00             1,016.78              8.22
   C-Class                                   2.37%                1,000.00             1,012.97             12.03
   H-Class                                   1.61%                1,000.00             1,016.83              8.17
INVERSE MID-CAP FUND
   A-Class                                   1.70%                1,000.00             1,016.37              8.63
   C-Class                                   2.43%                1,000.00             1,012.66             12.34
   H-Class                                   1.59%                1,000.00             1,016.93              8.07
MEKROS FUND
   A-Class                                   1.63%                1,000.00             1,016.73              8.27
   C-Class                                   2.39%                1,000.00             1,012.87             12.13
   H-Class                                   1.62%                1,000.00             1,016.78              8.22
INVERSE SMALL-CAP FUND
   A-Class                                   1.59%                1,000.00             1,016.93              8.07
   C-Class                                   2.40%                1,000.00             1,012.82             12.18
   H-Class                                   1.62%                1,000.00             1,016.78              8.22
U.S. GOVERNMENT BOND FUND
   Investor Class                            0.90%                1,000.00             1,020.43              4.57
   Advisor Class                             1.40%                1,000.00             1,017.89              7.11
   A-Class                                   1.15%                1,000.00             1,019.16              5.84
   C-Class                                   1.91%                1,000.00             1,015.30              9.70
JUNO FUND
   Investor Class                            4.80%**++            1,000.00             1,000.63             24.37
   Advisor Class                             5.31%**++            1,000.00               998.04             26.96
   A-Class                                   5.06%**++            1,000.00               999.31             25.69
   C-Class                                   5.81%**++            1,000.00               995.51             29.49
LARGE-CAP EUROPE FUND
   A-Class                                   1.65%                1,000.00             1,016.62              8.38
   C-Class                                   2.39%                1,000.00             1,012.87             12.13
   H-Class                                   1.63%                1,000.00             1,016.73              8.27
LARGE-CAP JAPAN FUND
   A-Class                                   1.63%                1,000.00             1,016.73              8.27
   C-Class                                   2.39%                1,000.00             1,012.87             12.13
   H-Class                                   1.68%                1,000.00             1,016.47              8.53


8 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

                                                                 BEGINNING               ENDING          EXPENSES
                                          EXPENSE            ACCOUNT VALUE        ACCOUNT VALUE       PAID DURING
                                           RATIO+           MARCH 31, 2005   SEPTEMBER 30, 2005           PERIOD*
-----------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
   A-Class                                   1.44%       $        1,000.00   $         1,017.69   $          7.31
   C-Class                                   2.20%                1,000.00             1,013.83             11.17
   H-Class                                   1.46%                1,000.00             1,017.59              7.41
MID-CAP VALUE FUND
   A-Class                                   1.46%                1,000.00             1,017.59              7.41
   C-Class                                   2.25%                1,000.00             1,013.58             11.42
   H-Class                                   1.47%                1,000.00             1,017.54              7.46
LARGE-CAP VALUE FUND
   A-Class                                   1.46%                1,000.00             1,017.59              7.41
   C-Class                                   2.22%                1,000.00             1,013.73             11.27
   H-Class                                   1.47%                1,000.00             1,017.54              7.46
SMALL-CAP GROWTH FUND
   A-Class                                   1.46%                1,000.00             1,017.59              7.41
   C-Class                                   2.30%                1,000.00             1,013.32             11.68
   H-Class                                   1.49%                1,000.00             1,017.44              7.56
MID-CAP GROWTH FUND
   A-Class                                   1.46%                1,000.00             1,017.59              7.41
   C-Class                                   2.21%                1,000.00             1,013.78             11.22
   H-Class                                   1.46%                1,000.00             1,017.59              7.41
LARGE-CAP GROWTH FUND
   A-Class                                   1.44%                1,000.00             1,017.69              7.31
   C-Class                                   2.19%                1,000.00             1,013.88             11.12
   H-Class                                   1.46%                1,000.00             1,017.59              7.41
STRENGTHENING DOLLAR FUND
   A-Class                                   1.71%                1,000.00             1,016.39              8.68
   C-Class                                   2.43%                1,000.00             1,012.73             12.34
   H-Class                                   1.65%                1,000.00             1,016.69              8.38
WEAKENING DOLLAR FUND
   A-Class                                   1.72%                1,000.00             1,016.34              8.73
   C-Class                                   2.44%                1,000.00             1,012.68             12.39
   H-Class                                   1.69%                1,000.00             1,016.49              8.58
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                            0.86%                1,000.00             1,020.63              4.37
   Advisor Class                             1.37%                1,000.00             1,018.05              6.95
   A-Class                                   1.12%                1,000.00             1,019.31              5.69
   C-Class                                   1.87%                1,000.00             1,015.51              9.49

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

** THIS RATIO REPRESENTS GROSS EXPENSES, WHICH INCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

 +    ANNUALIZED

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 9

FUND PROFILES
--------------------------------------------------------------------------------

NOVA FUND

OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                  NOVA FUND                S&P 500 INDEX
                                  ---------                -------------
Other                                9.2%                       9.4%
Information Technology              13.8%                      15.7%
Consumer Discretionary               9.9%                      11.0%
Health Care                         12.0%                      13.0%
Financials                          17.9%                      20.0%
Industrials                         10.0%                      11.1%
Consumer Staples                     8.8%                       9.7%
Energy                               8.5%                      10.1%
Futures Contracts                   60.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
Investor Class                            July 12, 1993
Advisor Class                          October 15, 1998
A-Class                                  March 31, 2004
C-Class                                  March 14, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Exxon Mobil Corp.                                  3.1%
General Electric Co.                               3.1%
Citigroup, Inc.                                    2.1%
Pfizer, Inc.                                       1.8%
Microsoft Corp.                                    1.7%
Intel Corp.                                        1.6%
Johnson & Johnson, Inc.                            1.3%
Wal-Mart Stores, Inc.                              1.2%
Cisco Systems, Inc.                                1.2%
ConocoPhillips                                     1.2%
-------------------------------------------------------
Top Ten Total                                     18.3%
-------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

URSA FUND

OBJECTIVE: To provide investment results that will inversely correlate to the performance of the S&P 500 Index.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                  URSA FUND                S&P 500 INDEX
                                  ---------                -------------
Other                                                           9.4%
Information Technology                                         15.7%
Consumer Discretionary                                         11.0%
Health Care                                                    13.0%
Financials                                                     20.0%
Industrials                                                    11.1%
Consumer Staples                                                9.7%
Energy                                                         10.1%
Futures Contracts                  -42.2%
Equity Index Swap Agreements       -58.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
Investor Class                          January 7, 1994
Advisor Class                            August 5, 1998
A-Class                                  March 31, 2004
C-Class                                  March 15, 2001

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


10 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

OTC FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                   OTC FUND             NASDAQ 100 INDEX
                                  ---------             ----------------
Other                                5.9%                      7.3%
Information Technology              57.5%                     61.4%
Consumer Discretionary              18.5%                     15.8%
Health Care                         14.5%                     15.5%
Futures Contracts                    3.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
Investor Class                        February 14, 1994
Advisor Class                        September 22, 1998
A-Class                                  March 31, 2004
C-Class                                  March 26, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Qualcomm, Inc.                                     6.3%
Microsoft Corp.                                    6.1%
Apple Computer, Inc.                               4.7%
Intel Corp.                                        4.5%
Cisco Systems, Inc.                                4.0%
Amgen, Inc.                                        3.6%
Dell, Inc.                                         3.2%
eBay, Inc.                                         2.9%
Yahoo!, Inc.                                       2.3%
Starbucks Corp.                                    2.1%
-------------------------------------------------------
Top Ten Total                                     39.7%
-------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

ARKTOS FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                           ARKTOS FUND    NASDAQ 100 INDEX
                                           -----------    ----------------
Other                                                            7.3%
Information Technology                                          61.4%
Consumer Discretionary                                          15.8%
Health Care                                                     15.5%
Futures Contracts Short Sales                 -14.5%
Equity Index Swap Agreements Short Sales      -86.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
Investor Class                        September 3, 1998
Advisor Class                            August 1, 2003
A-Class                                  March 31, 2004
C-Class                                   March 7, 2001

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 11

--------------------------------------------------------------------------------

MEDIUS FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                  MEDIUS FUND         S&P MIDCAP 400 INDEX
                                  -----------         --------------------
Other                                 6.5%                     8.0%
Information Technology               11.4%                    15.2%
Consumer Discretionary               12.7%                    17.5%
Health Care                           9.0%                    12.3%
Industrials                           9.7%                    12.5%
Financials                           13.6%                    17.4%
Energy                                6.6%                     9.0%
Utilities                             5.9%                     8.1%
Futures Contracts                    30.4%
Equity Index Swap Agreements         43.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                                  March 31, 2004
C-Class                                 August 20, 2001
H-Class                                 August 16, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Legg Mason, Inc.                                   1.1%
Omnicare, Inc.                                     0.9%
Microchip Technology, Inc.                         0.8%
Radian Group, Inc.                                 0.8%
Dun & Bradstreet Corp.                             0.8%
Lyondell Chemical Co.                              0.8%
Pacificare Health Systems                          0.8%
Lam Research Corp.                                 0.8%
Macerich Co.                                       0.8%
DST Systems, Inc.                                  0.8%
-------------------------------------------------------
Top Ten Total                                      8.4%
-------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INVERSE MID-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                  INVERSE MID-CAP FUND     S&P MIDCAP 400 INDEX
                                  --------------------     --------------------
Other                                                               8.0%
Consumer Discretionary                                             17.5%
Financials                                                         17.4%
Information Technology                                             15.2%
Industrials                                                        12.5%
Health Care                                                        12.3%
Energy                                                              9.0%
Utilities                                                           8.1%
Futures Contracts                        -20.4%
Equity Index Swap Agreements             -79.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                                  March 31, 2004
C-Class                               February 20, 2004
H-Class                               February 20, 2004

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


12 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

MEKROS FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                               MEKROS FUND   RUSSELL 2000 INDEX
                               -----------   ------------------
Other                              9.1%             9.2%
Information Technology            13.7%            17.5%
Consumer Discretionary            11.7%            18.3%
Health Care                        9.7%            12.2%
Industrials                       11.5%            14.1%
Financials                        16.1%            17.0%
Energy                             5.0%             6.1%
Materials                                           5.6%
Futures Contracts                 33.7%
Equity Index Swap Agreements      39.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                           March 31, 2004
C-Class                         January 23, 2001
H-Class                         November 1, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
York International Corp.                    0.4%
Reliance Steel & Aluminum Co.               0.4%
United Therapeutics Corp.                   0.3%
Champion Enterprises, Inc.                  0.3%
Cimarex Energy Co.                          0.3%
Resources Connection, Inc.                  0.3%
Lennox International, Inc.                  0.3%
Cal Dive International, Inc.                0.3%
Kilroy Realty Corp.                         0.3%
Intergraph Corp.                            0.3%
------------------------------------------------
Top Ten Total                               3.2%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INVERSE SMALL-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000 Index.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                     INVERSE SMALL-CAP FUND   RUSSELL 2000 INDEX
                                     ----------------------   ------------------
Other                                                                9.2%
Information Technology                                              17.5%
Consumer Discretionary                                              18.3%
Health Care                                                         12.2%
Industrials                                                         14.1%
Financials                                                          17.0%
Energy                                                               6.1%
Materials                                                            5.6%
Futures Contracts Short Sales                 -2.1%
Equity Index Swap Agreements Short Sales     -98.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------
A-Class                            March 31, 2004
C-Class                         February 20, 2004
H-Class                         February 20, 2004

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 13

--------------------------------------------------------------------------------

U.S. GOVERNMENT BOND FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                U.S. GOVERNMENT BOND FUND
                                -------------------------
U.S. Treasury Obligations                 84.4%
Futures Contracts                         36.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-----------------------------------------------
Investor Class                  January 3, 1994
Advisor Class                    August 1, 2003
A-Class                          March 31, 2004
C-Class                             May 2, 2001

The Fund invests principally in U.S. Government securities and in derivative instruments; such as futures and options contracts.

JUNO FUND

OBJECTIVE: To provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                        JUNO FUND
                                        ---------
U.S. Treasury Obligations Short Sales     -56.9%
Futures Contracts Short Sales             -43.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
----------------------------------------------
Investor Class                   March 3, 1995
Advisor Class                   August 1, 2003
A-Class                         March 31, 2004
C-Class                         March 28, 2001

The Fund invests principally in short sales of long-term Treasury bonds and derivative instruments; such as futures and options contracts.


14 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP EUROPE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 (SM) Index.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                               LARGE-CAP EUROPE FUND   DOW JONES STOXX 50 INDEX
                               ---------------------   ------------------------
Other                                  12.1%                    11.5%
Financials                             28.4%                    33.8%
Energy                                 14.7%                    18.0%
Consumer, Non-cyclical                                          21.5%
Health Care                            11.8%
Telecommunication Services              9.1%                    15.2%
Consumer Staples                        5.8%
Equity Index Swap Agreements           43.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                                  March 31, 2004
C-Class                                    May 10, 2001
H-Class                                     May 8, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
BP PLC -- SP ADR                                   6.1%
HSBC Holdings PLC -- SP ADR                        4.6%
Novartis AG -- SP ADR                              4.2%
Total SA -- SP ADR                                 4.0%
GlaxoSmithKline PLC -- SP ADR                      4.0%
Vodafone Group PLC -- SP ADR                       4.0%
UBS AG                                             3.6%
Royal Dutch Shell PLC -- SP ADR                    3.1%
Banco Santander Central Hispano SA --
   SP ADR                                          2.7%
Banco Bilbao Vizcaya Argentaria SA --
   SP ADR                                          2.6%
-------------------------------------------------------
Top Ten Total                                     38.9%
-------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

LARGE-CAP JAPAN FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                               LARGE-CAP JAPAN FUND   TOPIX 100 INDEX
                               --------------------   ---------------
Other                                                       5.2%
Consumer, Cyclical                                         26.9%
Financial                                                  24.5%
Industrial                                                 14.2%
Communications                                             11.1%
Consumer, Non-cyclical                                      7.4%
Utilities                                                   5.4%
Technology                                                  5.3%
Futures Contracts                     39.2%
Equity Index Swap Agreements          85.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                                  March 31, 2004
C-Class                                   March 1, 2002
H-Class                                     May 8, 2000

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 15

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                      S&P SMALLCAP 600/BARRA
                               SMALL-CAP VALUE FUND         VALUE INDEX
                               --------------------   ----------------------
Other                                   4.6%                   3.9%
Financials                             21.4%                  20.4%
Industrials                            20.3%                  21.0%
Information Technology                 14.2%                  15.0%
Consumer Discretionary                 12.2%                  12.2%
Materials                               7.8%                   7.1%
Utilities                               7.1%                   7.2%
Energy                                  6.2%                   7.3%
Health Care                             5.9%                   5.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                               September 1, 2004
C-Class                               February 20, 2004
H-Class                               February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Cimarex Energy Co.                                 1.4%
Cooper Cos., Inc.                                  1.3%
Standard-Pacific Corp.                             1.1%
MDC Holdings, Inc.                                 1.0%
Southern Union Co.                                 1.0%
Atmos Energy Corp.                                 0.9%
Hughes Supply, Inc.                                0.8%
New Century Financial Corp.                        0.8%
South Financial Group, Inc.                        0.8%
Colonial Properties Trust                          0.7%
-------------------------------------------------------
Top Ten Total                                      9.8%
-------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

MID-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                          MID-CAP VALUE FUND   S&P MIDCAP 400/BARRA VALUE INDEX
                          ------------------   --------------------------------
Other                            4.0%                         4.1%
Financials                      24.0%                        23.7%
Information Technology          13.6%                        13.7%
Utilities                       13.0%                        13.1%
Consumer Discretionary          10.6%                        11.1%
Energy                          10.2%                        10.3%
Industrials                      9.3%                         9.4%
Materials                        7.9%                         7.9%
Health Care                      7.2%                         6.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------
A-Class                               September 1, 2004
C-Class                               February 20, 2004
H-Class                               February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
SanDisk Corp.                                      1.7%
Noble Energy, Inc.                                 1.6%
Lennar Corp. -- Class A                            1.5%
Pioneer Natural Resources Co.                      1.5%
Fidelity National Financial, Inc.                  1.5%
ENSCO International, Inc.                          1.4%
Pacificare Health Systems                          1.3%
Newfield Exploration Co.                           1.2%
Omnicare, Inc.                                     1.1%
Lyondell Chemical Co.                              1.1%
-------------------------------------------------------
Top Ten Total                                     13.9%
-------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


16 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                               LARGE-CAP VALUE FUND   S&P 500/BARRA VALUE INDEX
                               --------------------   -------------------------
Other                                  6.7%                      7.0%
Financials                            35.9%                     35.8%
Consumer Discretionary                11.8%                     12.4%
Energy                                 9.9%                      9.7%
Industrials                            8.1%                      8.2%
Health Care                            7.7%                      7.3%
Information Technology                 7.3%                      8.1%
Utilities                              6.4%                      6.5%
Telecommunication Services             5.9%                      5.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------------
A-Class                              September 1, 2004
C-Class                              February 20, 2004
H-Class                              February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------------
Citigroup, Inc.                                   4.2%
Pfizer, Inc.                                      3.3%
Bank of America Corp.                             3.0%
American International Group, Inc.                2.8%
Chevron Corp.                                     2.6%
J.P. Morgan Chase & Co.                           2.1%
Wells Fargo & Co.                                 1.7%
ConocoPhillips                                    1.7%
Verizon Communications, Inc.                      1.6%
Time Warner, Inc.                                 1.5%
------------------------------------------------------
Top Ten Total                                    24.5%
------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

SMALL-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                      S&P SMALLCAP 600/BARRA
                              SMALL-CAP GROWTH FUND        GROWTH INDEX
                              ---------------------   ----------------------
Other                                  8.3%                    9.2%
Health Care                           20.3%                   21.3%
Consumer Discretionary                19.5%                   19.3%
Industrials                           15.6%                   15.2%
Information Technology                15.3%                   14.9%
Energy                                12.8%                   12.5%
Financials                             7.9%                    7.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                        September 1, 2004
C-Class                        February 20, 2004
H-Class                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------
Southwestern Energy Co.                     2.2%
NVR, Inc.                                   1.8%
Massey Energy Co.                           1.4%
Roper Industries, Inc.                      1.2%
Energen Corp.                               1.2%
Oshkosh Truck Corp.                         1.2%
Respironics, Inc.                           1.1%
Florida Rock Industries, Inc.               1.1%
UGI Corp.                                   1.1%
Pharmaceutical Product Development, Inc.    1.1%
------------------------------------------------
Top Ten Total                              13.4%
------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 17

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index.

         HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                   S&P MIDCAP 400/BARRA
                             MID-CAP GROWTH FUND       GROWTH INDEX
                             -------------------   --------------------
Other                                8.3%                  7.6%
Consumer Discretionary              22.7%                 23.4%
Health Care                         16.9%                 17.6%
Information Technology              16.4%                 16.7%
Industrials                         16.0%                 15.4%
Financials                          11.9%                 11.5%
Energy                               8.3%                  7.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                        September 1, 2004
C-Class                        February 20, 2004
H-Class                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Legg Mason, Inc.                                   2.2%
Peabody Energy Corp.                               2.0%
Whole Foods Market, Inc.                           1.6%
Questar Corp.                                      1.4%
Smith International, Inc.                          1.3%
Precision Castparts Corp.                          1.3%
Harman International Industries, Inc.              1.2%
Chico's FAS, Inc.                                  1.2%
Cognizant Technology Solutions Corp. -- Class A    1.2%
Microchip Technology, Inc.                         1.1%
-------------------------------------------------------
Top Ten Total                                     14.5%
-------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

LARGE-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                            LARGE-CAP GROWTH FUND    S&P 500/BARRA GROWTH INDEX
                            ---------------------    --------------------------
Other                                5.8%                       5.7%
Information Technology              23.6%                      23.8%
Health Care                         19.0%                      19.1%
Consumer Staples                    17.3%                      17.3%
Industrials                         14.1%                      14.1%
Energy                              10.5%                      10.5%
Consumer Discretionary               9.5%                       9.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------
A-Class                        September 1, 2004
C-Class                        February 20, 2004
H-Class                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Exxon Mobil Corp.                                  7.4%
General Electric Co.                               6.6%
Microsoft Corp.                                    4.4%
Johnson & Johnson, Inc.                            3.5%
Procter & Gamble Co.                               2.9%
Altria Group, Inc.                                 2.8%
Intel Corp.                                        2.8%
International Business Machines Corp.              2.4%
Cisco Systems, Inc.                                2.1%
Wal-Mart Stores, Inc.                              2.0%
-------------------------------------------------------
Top Ten Total                                     36.9%
-------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


18 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

STRENGTHENING DOLLAR FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                STRENGTHENING DOLLAR FUND    U.S. DOLLAR INDEX
                                -------------------------    -----------------

Other                                                              7.8%
Euro                                                              57.6%
Japanese Yen                                                      13.6%
British Pound                                                     11.9%
Canadian Dollar                                                    9.1%
Futures Contracts                         6.6%
Currency Index Swap Agreements          193.7%                     0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------
A-Class                        May 25, 2005
C-Class                        May 25, 2005
H-Class                        May 25, 2005

The Fund invests principally in derivative instruments; such as currency index swap agreements, futures contracts, and options on index futures.

WEAKENING DOLLAR FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S. Dollar Index.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                    WEAKENING DOLLAR FUND    U.S. DOLLAR INDEX
                                    ---------------------    -----------------

Other                                                              7.8%
Euro                                                              57.6%
Japanese Yen                                                      13.6%
British Pound                                                     11.9%
Canadian Dollar                                                    9.1%
Currency Index Swap Agreements             -199.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------
A-Class                        May 25, 2005
C-Class                        May 25, 2005
H-Class                        May 25, 2005

The Fund invests principally in derivative instruments; such as currency index swap agreements, futures contracts, and options on index futures.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILES (CONCLUDED)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: To provide security of principal, high current income and liquidity.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                   U.S. GOVERNMENT MONEY MARKET FUND
                                   ---------------------------------

Federal Home Loan Bank FADN                     32.8%
Freddie Mac FADN                                24.5%
Farmer Mac FADN                                 23.4%
Federal Farm Credit Bank FADN                    9.4%
Repurchase Agreements                            8.7%

FADN - Federal Agency Discount Notes

INCEPTION DATES:
-------------------------------------------
Investor Class             December 1, 1993
Advisor Class                 April 1, 1998
A-Class                      March 31, 2004
C-Class                    October 19, 2000

The Fund invests principally in U.S. Government securities.


20 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

MASTER - FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Ursa Fund, Arktos Fund and Juno Fund are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The Feeder Fund is the sole shareholder of the Master Portfolio and is the only part of the master-feeder relationship in which shareholders can invest. As a shareholder of a Feeder Fund, you have indirect ownership of the investments of the corresponding Master Portfolio. Therefore, the Schedules of Investments of the masters are provided here to illustrate securities in which the masters invest and, indirectly, what the feeders hold. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 89.9%

FINANCIALS 17.8%
   BANKS 4.8%
   Bank of America Corp.+                             72,170   $     3,038,357
   Wachovia Corp.+                                    58,408         2,779,637
   U.S. Bancorp+                                      78,816         2,213,153
   National City Corp.                                43,710         1,461,662
   Wells Fargo & Co.+                                 23,170         1,357,067
   North Fork Bancorporation, Inc.+                   52,893         1,348,771
   Marshall & Ilsley Corp.                            28,564         1,242,820
   SunTrust Banks, Inc.+                              11,670           810,482
   KeyCorp+                                            3,080            99,330
                                                               ---------------
TOTAL BANKS                                                         14,351,279
                                                               ---------------
   INSURANCE 4.1%
   American International Group, Inc.+                45,160         2,798,114
   MetLife, Inc.+                                     39,337         1,960,163
   St. Paul Travelers Cos., Inc.                      41,150         1,846,400
   Hartford Financial Services Group, Inc.+           21,405         1,651,824
   Chubb Corp.+                                       16,670         1,492,798
   UnumProvident Corp.+                               60,500         1,240,250
   Allstate Corp.                                     21,090         1,166,066
                                                               ---------------
TOTAL INSURANCE                                                     12,155,615
                                                               ---------------
   DIVERSIFIED FINANCIALS 3.2%
   Citigroup, Inc.+                                  135,583         6,171,738
   J.P. Morgan Chase & Co.                            56,860         1,929,260
   Principal Financial Group, Inc.                    29,960         1,419,205
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                         9,520,203
                                                               ---------------
   CAPITAL MARKETS 2.6%
   Lehman Brothers Holdings, Inc.+                    16,240         1,891,635
   Franklin Resources, Inc.+                          16,760         1,407,170
   Mellon Financial Corp.                             43,630         1,394,851
   E*Trade Financial Corp.*                           73,170         1,287,792
   Charles Schwab Corp.+                              51,000           735,930
   Merrill Lynch & Co., Inc.                           9,570           587,120
   Morgan Stanley                                      6,510           351,149
   Goldman Sachs Group, Inc.                             680            82,674
                                                               ---------------
TOTAL CAPITAL MARKETS                                                7,738,321
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 1.3%
   Washington Mutual, Inc.+                           46,932         1,840,673
   Sovereign Bancorp, Inc.+                           54,840         1,208,674
   Golden West Financial Corp.+                       15,116           897,739
   Fannie Mae                                            990            44,372
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     3,991,458
                                                               ---------------
   CONSUMER FINANCE 1.1%
   Capital One Financial Corp.+                       19,900         1,582,448
   Providian Financial Corp.*                         64,821         1,146,035
   American Express Co.                               12,540           720,298
                                                               ---------------
TOTAL CONSUMER FINANCE                                               3,448,781
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   REAL ESTATE 0.7%
   Vornado Realty Trust                               15,100   $     1,307,962
   Simon Property Group, Inc.+                        10,130           750,835
                                                               ---------------
TOTAL REAL ESTATE                                                    2,058,797
                                                               ---------------
TOTAL FINANCIALS                                                    53,264,454
                                                               ---------------
INFORMATION TECHNOLOGY 13.8%
   COMPUTERS & PERIPHERALS 3.3%
   Dell, Inc.*                                        86,687         2,964,696
   International Business Machines Corp.              32,240         2,586,293
   Apple Computer, Inc.*                              41,340         2,216,237
   NCR Corp.*                                         38,441         1,226,652
   Hewlett-Packard Co.                                31,370           916,004
   Gateway, Inc.*                                      6,786            18,322
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        9,928,204
                                                               ---------------
   SOFTWARE 3.3%
   Microsoft Corp.+                                  199,170         5,124,644
   Autodesk, Inc.                                     30,480         1,415,491
   Intuit, Inc.*+                                     28,371         1,271,304
   Parametric Technology Corp.*                      172,643         1,203,322
   Oracle Corp.*                                      24,900           308,511
   Citrix Systems, Inc.*+                             10,368           260,652
   Compuware Corp.*                                   27,210           258,495
                                                               ---------------
TOTAL SOFTWARE                                                       9,842,419
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 3.0%
   Intel Corp.                                       192,810         4,752,766
   Nvidia Corp.*+                                     36,242         1,242,376
   Novellus Systems, Inc.*+                           44,438         1,114,505
   KLA-Tencor Corp.+                                  18,450           899,622
   Texas Instruments, Inc.+                           20,260           686,814
   Applied Materials, Inc.                            11,310           191,818
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           8,887,901
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 2.5%
   Cisco Systems, Inc.*                              202,760         3,635,487
   Motorola, Inc.+                                    70,084         1,548,156
   Corning, Inc.*                                     55,876         1,080,083
   Qualcomm, Inc.                                     13,560           606,810
   ADC Telecommunications, Inc.*                      26,370           602,818
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       7,473,354
                                                               ---------------
   IT CONSULTING & SERVICES 1.0%
   Fiserv, Inc.*+                                     28,265         1,296,515
   Paychex, Inc.+                                     33,910         1,257,383
   Affiliated Computer
      Services, Inc. -- Class A*+                      4,616           252,034
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       2,805,932
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 0.3%
   Yahoo!, Inc.*+                                     29,340           992,866
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                     992,866
                                                               ---------------

                                              See Notes to Financial Statements.


22 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   Jabil Circuit, Inc.*+                              26,149   $       808,527
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               808,527
                                                               ---------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+                                      23,127           315,683
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                               315,683
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        41,054,886
                                                               ---------------
HEALTH CARE 12.0%
   PHARMACEUTICALS 6.0%
   Pfizer, Inc.                                      215,538         5,381,984
   Johnson & Johnson, Inc.                            63,520         4,019,546
   Abbott Laboratories                                61,934         2,626,002
   Merck & Co., Inc.                                  65,090         1,771,099
   Watson Pharmaceuticals, Inc.*+                     32,790         1,200,442
   King Pharmaceuticals, Inc.*                        73,740         1,134,121
   Schering-Plough Corp.                              37,190           782,849
   Eli Lilly & Co.+                                    7,880           421,738
   Wyeth                                               8,550           395,608
   Bristol-Myers Squibb Co.+                           3,720            89,503
                                                               ---------------
TOTAL PHARMACEUTICALS                                               17,822,892
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 2.7%
   WellPoint, Inc.*                                   29,257         2,218,266
   Aetna, Inc.+                                       20,208         1,740,717
   UnitedHealth Group, Inc.+                          30,430         1,710,166
   Humana, Inc.*                                      25,720         1,231,473
   CIGNA Corp.                                         6,660           784,948
   McKesson Corp.                                      5,640           267,618
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               7,953,188
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.0%
   Baxter International, Inc.                         41,100         1,638,657
   Hospira, Inc.*                                     30,020         1,229,920
   Waters Corp.*                                      26,843         1,116,669
   C.R. Bard, Inc.                                    13,112           865,785
   Medtronic, Inc.                                    10,220           547,996
   Becton, Dickinson & Co.                             8,680           455,092
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               5,854,119
                                                               ---------------
   BIOTECHNOLOGY 1.3%
   Amgen, Inc.*                                       35,910         2,860,950
   Applera Corp. - Applied
      Biosystems Group                                50,950         1,184,078
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                  4,045,028
                                                               ---------------
TOTAL HEALTH CARE                                                   35,675,227
                                                               ---------------
INDUSTRIALS 10.0%
   INDUSTRIAL CONGLOMERATES 3.9%
   General Electric Co.                              277,911         9,357,263
   Textron, Inc.                                      18,436         1,322,230
   Tyco International Ltd.+                           23,570           656,425
   3M Co.+                                             3,980           291,973
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                      11,627,891
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 2.0%
   Lockheed Martin Corp.+                             25,920   $     1,582,157
   Raytheon Co.                                       38,906         1,479,206
   Rockwell Collins, Inc.+                            26,540         1,282,413
   Boeing Co.                                         18,642         1,266,724
   United Technologies Corp.                           4,658           241,470
   L-3 Communications Holdings, Inc.+                  1,040            82,233
   Northrop Grumman Corp.                                320            17,392
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                            5,951,595
                                                               ---------------
   MACHINERY 1.3%
   Eaton Corp.                                        19,658         1,249,266
   Parker Hannifin Corp.                              19,034         1,224,076
   Caterpillar, Inc.                                  15,320           900,050
   Cummins, Inc.                                       4,903           431,415
                                                               ---------------
TOTAL MACHINERY                                                      3,804,807
                                                               ---------------
   AIR FREIGHT & COURIERS 0.9%
   FedEx Corp.+                                       18,998         1,655,296
   United Parcel Service, Inc. --
      Class B                                         14,032           970,032
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                         2,625,328
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Robert Half International, Inc.                    32,340         1,150,981
   Monster Worldwide, Inc.*+                          26,195           804,448
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,955,429
                                                               ---------------
   ROAD & RAIL 0.6%
   Norfolk Southern Corp.                             39,000         1,581,840
   Burlington Northern Santa Fe Corp.                  1,550            92,690
                                                               ---------------
TOTAL ROAD & RAIL                                                    1,674,530
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.4%
   Rockwell Automation, Inc.                          21,230         1,123,067
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                           1,123,067
                                                               ---------------
   BUILDING PRODUCTS 0.2%
   Masco Corp.+                                        9,770           299,744
   American Standard Cos., Inc.                        3,910           182,010
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                481,754
                                                               ---------------
   AIRLINES 0.1%
   Southwest Airlines Co.                             16,480           244,728
                                                               ---------------
TOTAL AIRLINES                                                         244,728
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp.                                         2,050           131,979
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                       131,979
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                 1,800           113,256
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 113,256
                                                               ---------------
TOTAL INDUSTRIALS                                                   29,734,364
                                                               ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 9.9%
   MEDIA 3.2%
   The Walt Disney Co.+                               93,900   $     2,265,807
   News Corp. -- Class A                             127,120         1,981,801
   McGraw-Hill Cos., Inc.+                            31,370         1,507,015
   Omnicom Group, Inc.                                16,841         1,408,413
   Time Warner, Inc.                                  55,430         1,003,837
   Comcast Corp. -- Class A*+                         29,850           876,993
   Viacom, Inc. -- Class B+                            7,780           256,818
   Gannett Co., Inc.                                   3,610           248,476
   Tribune Co.                                           210             7,117
                                                               ---------------
TOTAL MEDIA                                                          9,556,277
                                                               ---------------
   SPECIALTY RETAIL 1.9%
   Home Depot, Inc.+                                  35,250         1,344,435
   The Gap, Inc.                                      73,290         1,277,445
   AutoZone, Inc.*+                                   12,736         1,060,272
   Sherwin-Williams Co.                               18,395           810,667
   Best Buy Co., Inc.+                                13,785           600,061
   Lowe's Cos., Inc.+                                  3,440           221,536
   Office Depot, Inc.*+                                7,194           213,662
   AutoNation, Inc.*+                                  7,900           157,763
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               5,685,841
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.3%
   McDonald's Corp.                                   57,650         1,930,699
   Darden Restaurants, Inc.+                          34,903         1,060,004
   Starbucks Corp.*                                   18,551           929,405
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                  3,920,108
                                                               ---------------
   MULTILINE RETAIL 1.0%
   Federated Department Stores, Inc.                  22,700         1,517,949
   Nordstrom, Inc.                                    29,200         1,002,144
   Sears Holdings Corp.*                               1,830           227,689
   Target Corp.                                        2,260           117,362
   J.C. Penney Holding Co., Inc.                       2,160           102,427
                                                               ---------------
TOTAL MULTILINE RETAIL                                               2,967,571
                                                               ---------------
   HOUSEHOLD DURABLES 0.6%
   Black & Decker Corp.                               13,498         1,108,051
   Newell Rubbermaid, Inc.+                           22,505           509,738
   KB Home                                             2,580           188,856
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             1,806,645
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   H&R Block, Inc.+                                   51,580         1,236,888
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,236,888
                                                               ---------------
   AUTOMOBILES 0.4%
   Harley-Davidson, Inc.+                             24,050         1,164,982
                                                               ---------------
TOTAL AUTOMOBILES                                                    1,164,982
                                                               ---------------
   TEXTILES & APPAREL 0.4%
   Nike, Inc. -- Class B+                             13,220         1,079,810
                                                               ---------------
TOTAL TEXTILES & APPAREL                                             1,079,810
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   INTERNET & CATALOG RETAIL 0.4%
   eBay, Inc.*                                        26,070   $     1,074,084
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                      1,074,084
                                                               ---------------
   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*+                       30,501           475,511
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  475,511
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Brunswick Corp.                                    12,341           465,626
   Mattel, Inc.+                                         220             3,669
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     469,295
                                                               ---------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                   4,187           179,622
                                                               ---------------
TOTAL DISTRIBUTORS                                                     179,622
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        29,616,634
                                                               ---------------
CONSUMER STAPLES 8.8%
   FOOD & DRUG RETAILING 2.1%
   Wal-Mart Stores, Inc.+                             84,780         3,715,060
   Supervalu, Inc.                                    37,713         1,173,629
   Sysco Corp.                                        33,925         1,064,227
   Costco Wholesale Corp.+                             4,680           201,661
   Walgreen Co.+                                       1,810            78,644
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                          6,233,221
                                                               ---------------
   BEVERAGES 1.9%
   PepsiCo, Inc.                                      41,810         2,371,045
   Coca-Cola Enterprises, Inc.                        60,113         1,172,204
   Coca-Cola Co.                                      26,090         1,126,827
   Constellation Brands, Inc. --
      Class A*+                                       42,120         1,095,120
                                                               ---------------
TOTAL BEVERAGES                                                      5,765,196
                                                               ---------------
   HOUSEHOLD PRODUCTS 1.8%
   Procter & Gamble Co.+                              54,741         3,254,900
   Kimberly-Clark Corp.                               27,674         1,647,433
   Clorox Co.+                                         8,600           477,644
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                             5,379,977
                                                               ---------------
   TOBACCO 1.4%
   Altria Group, Inc.+                                35,300         2,601,963
   Reynolds American, Inc.+                           15,110         1,254,432
   UST, Inc.+                                          3,880           162,417
                                                               ---------------
TOTAL TOBACCO                                                        4,018,812
                                                               ---------------
   FOOD PRODUCTS 1.0%
   General Mills, Inc.                                31,029         1,495,598
   Archer-Daniels-Midland Co.                         60,450         1,490,697
   Campbell Soup Co.                                   2,800            83,300
                                                               ---------------
TOTAL FOOD PRODUCTS                                                  3,069,595
                                                               ---------------
   PERSONAL PRODUCTS 0.6%
   Alberto-Culver Co. -- Class B+                     25,302         1,132,264
   Gillette Co.                                       11,723           682,279
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                              1,814,543
                                                               ---------------
TOTAL CONSUMER STAPLES                                              26,281,344
                                                               ---------------

                                              See Notes to Financial Statements.


24 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

ENERGY 8.5%
   OIL & GAS 7.7%
   Exxon Mobil Corp.                                 147,300   $     9,359,442
   ConocoPhillips                                     49,460         3,457,749
   Chevron Corp.                                      37,620         2,435,143
   Occidental Petroleum Corp.                         22,020         1,881,169
   Valero Energy Corp.+                               12,570         1,421,164
   Kerr-McGee Corp.                                   14,190         1,377,991
   Apache Corp.                                       14,170         1,065,867
   Burlington Resources, Inc.                          9,357           760,911
   EOG Resources, Inc.+                                8,880           665,112
   Murphy Oil Corp.                                   11,150           556,050
   Marathon Oil Corp.                                  1,290            88,920
                                                               ---------------
TOTAL OIL & GAS                                                     23,069,518
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 0.8%
   Schlumberger Ltd.                                  14,010         1,182,164
   Transocean, Inc.*+                                 16,511         1,012,289
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    2,194,453
                                                               ---------------
TOTAL ENERGY                                                        25,263,971
                                                               ---------------
UTILITIES 3.7%
   ELECTRIC UTILITIES 2.1%
   TXU Corp.+                                         14,730         1,662,722
   American Electric Power Co., Inc.+                 36,922         1,465,803
   Edison International                               30,853         1,458,730
   Entergy Corp.                                      12,014           892,881
   Allegheny Energy, Inc.*+                           24,708           759,030
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             6,239,166
                                                               ---------------
   MULTI-UTILITIES 1.6%
   Duke Energy Corp.+                                 54,850         1,599,975
   TECO Energy, Inc.+                                 64,543         1,163,065
   CMS Energy Corp.*+                                 69,620         1,145,249
   CenterPoint Energy, Inc.+                          52,767           784,645
   PG&E Corp.+                                         2,960           116,180
                                                               ---------------
TOTAL MULTI-UTILITIES                                                4,809,114
                                                               ---------------
   GAS UTILITIES 0.0%
   Nicor, Inc.+                                        1,975            83,009
                                                               ---------------
TOTAL GAS UTILITIES                                                     83,009
                                                               ---------------
TOTAL UTILITIES                                                     11,131,289
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
   Verizon Communications, Inc.                       84,987   $     2,778,225
   Qwest Communications International, Inc.*         291,380         1,194,658
   CenturyTel, Inc.+                                  33,720         1,179,526
   SBC Communications, Inc.+                          35,090           841,107
   BellSouth Corp.+                                    4,230           111,249
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                        6,104,765
                                                               ---------------
   WIRELESS TELECOMMUNICATION SERVICES 0.8%
   Sprint Nextel Corp.+                               94,000         2,235,320
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                            2,235,320
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     8,340,085
                                                               ---------------
MATERIALS 2.6%
   CHEMICALS 1.3%
   Dow Chemical Co.                                   45,304         1,887,818
   Ashland, Inc.                                      19,730         1,089,885
   Eastman Chemical Co.                               20,530           964,294
   Hercules, Inc.*                                     1,100            13,442
                                                               ---------------
TOTAL CHEMICALS                                                      3,955,439
                                                               ---------------
   METALS & MINING 0.7%
   Phelps Dodge Corp.                                 10,532         1,368,423
   Nucor Corp.+                                       12,354           728,762
                                                               ---------------
TOTAL METALS & MINING                                                2,097,185
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.4%
   Weyerhaeuser Co.+                                  16,047         1,103,231
   Louisiana-Pacific Corp.+                            2,968            82,184
   Georgia-Pacific Corp.                                 770            26,226
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                        1,211,641
                                                               ---------------
   CONTAINERS & PACKAGING 0.1%
   Sealed Air Corp.*+                                  8,650           410,529
   Temple-Inland, Inc.                                   480            19,608
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           430,137
                                                               ---------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.+                               2,440           181,073
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           181,073
                                                               ---------------
TOTAL MATERIALS                                                      7,875,475
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $232,781,503)                                             268,237,729
                                                               ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 7.3%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $12,337,543   $    12,337,543
   3.24% due 10/03/05                              9,396,521         9,396,521
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $21,734,064)                                               21,734,064
                                                               ---------------
SECURITIES LENDING COLLATERAL 19.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                             58,369,738        58,369,738
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $58,369,738)                                               58,369,738
                                                               ---------------
TOTAL INVESTMENTS 116.8%
   (Cost $312,885,305)                                         $   348,341,531
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (16.8)%                                      $   (50,041,878)
                                                               ===============
NET ASSETS - 100.0%                                            $   298,299,653

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
December 2005 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $179,670,400)                             2,912   $      (260,355)
                                                               ===============

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THIS  SECURITY IS ON LOAN AT  SEPTEMBER  30, 2005 - SEE
     NOTE 9.

                                              See Notes to Financial Statements.


26 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   URSA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 54.5%
Federal Home Loan Bank*
   3.39% due 10/07/05                           $ 50,000,000   $    49,981,166
   3.55% due 11/09/05                             50,000,000        49,817,569
   3.57% due 11/09/05                             40,323,000        40,175,048
   3.58% due 10/12/05                             25,000,000        24,977,625
   3.43% due 10/19/05                             25,000,000        24,961,889
Freddie Mac*
   3.70% due 12/12/05                             50,000,000        49,640,278
   3.53% due 11/01/05                             25,000,000        24,928,910
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $264,482,485)                                             264,482,485
                                                               ---------------
REPURCHASE AGREEMENTS 43.4%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05+                           131,594,484       131,594,484
   3.24% due 10/03/05                             78,786,258        78,786,258
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $210,380,742)                                             210,380,742
                                                               ---------------
TOTAL INVESTMENTS 97.9%
   (Cost $474,863,227)                                         $   474,863,227
                                                               ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 2.1%                                       $    10,012,199
                                                               ===============
NET ASSETS - 100.0%                                            $   484,875,426

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
December 2005 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $204,535,500)                             3,315   $       859,043
                                                               ===============

                                                       UNITS
                                                       -----
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
December 2005 S&P 500 Index
   Swap, Maturing 12/14/05**
   (Notional Market Value
   $281,165,467)                                     228,811   $     3,025,435
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2005.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 96.4%

INFORMATION TECHNOLOGY 57.5%
   SOFTWARE 16.7%
   Microsoft Corp.                                 2,193,950   $    56,450,333
   Symantec Corp.*+                                  835,750        18,938,095
   Oracle Corp.*                                   1,372,070        16,999,947
   Intuit, Inc.*+                                    315,776        14,149,923
   Adobe Systems, Inc.+                              338,269        10,097,330
   Electronic Arts, Inc.*+                           170,290         9,687,798
   Autodesk, Inc.                                    152,870         7,099,283
   Check Point Software Technologies Ltd.*+          290,665         7,068,973
   BEA Systems, Inc.*                                613,838         5,512,265
   Citrix Systems, Inc.*                             159,150         4,001,031
   Mercury Interactive Corp.*+                        99,591         3,943,804
                                                               ---------------
TOTAL SOFTWARE                                                     153,948,782
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 13.3%
   Intel Corp.                                     1,676,157        41,317,270
   Applied Materials, Inc.                         1,005,767        17,057,808
   KLA-Tencor Corp.+                                 310,772        15,153,243
   Novellus Systems, Inc.*+                          496,482        12,451,769
   Marvell Technology Group Ltd.*+                   197,090         9,087,820
   Lam Research Corp.*+                              238,300         7,261,001
   Linear Technology Corp.+                          180,860         6,798,527
   Maxim Integrated Products, Inc.                   137,210         5,852,007
   Broadcom Corp. -- Class A*                        118,740         5,570,093
   Microchip Technology, Inc.                         83,630         2,518,936
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                         123,068,474
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 12.5%
   Qualcomm, Inc.+                                 1,294,040        57,908,290
   Cisco Systems, Inc.*                            2,058,650        36,911,595
   Research In Motion Ltd.*+                         124,030         8,483,652
   Juniper Networks, Inc.*+                          233,780         5,561,626
   Comverse Technology, Inc.*+                       171,560         4,506,881
   JDS Uniphase Corp.*+                              761,170         1,689,797
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                     115,061,841
                                                               ---------------
   COMPUTERS & PERIPHERALS 9.9%
   Apple Computer, Inc.*                             811,370        43,497,546
   Dell, Inc.*                                       870,218        29,761,455
   Sandisk Corp.*+                                   157,500         7,599,375
   Network Appliance, Inc.*                          288,050         6,838,307
   QLogic Corp.*                                      97,080         3,320,136
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                       91,016,819
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   INTERNET SOFTWARE & SERVICES 2.9%
   Yahoo!, Inc.*+                                    621,120   $    21,018,701
   VeriSign, Inc.*+                                  284,511         6,080,000
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                  27,098,701
                                                               ---------------
   IT CONSULTING & SERVICES 1.9%
   Paychex, Inc.+                                    211,860         7,855,769
   Fiserv, Inc.*+                                    130,130         5,969,063
   Cognizant Technology Solutions Corp.*              83,390         3,885,140
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                      17,709,972
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   CDW Corp.+                                         29,690         1,749,335
   Sanmina-SCI Corp.*                                277,440         1,190,217
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT &
   INSTRUMENTS                                                       2,939,552
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                       530,844,141
                                                               ---------------
CONSUMER DISCRETIONARY 18.5%
   MEDIA 5.6%
   Comcast Corp. -- Class A*+                        610,010        17,922,094
   Lamar Advertising Co.*+                           179,580         8,145,749
   XM Satellite Radio Holdings, Inc.*+               197,627         7,096,785
   Sirius Satellite Radio, Inc.*+                    972,350         6,368,892
   NTL, Inc.*                                         75,680         5,055,424
   Liberty Global, Inc. -- Class A*+                 144,020         3,900,062
   EchoStar Communications Corp.                     102,310         3,025,307
                                                               ---------------
TOTAL MEDIA                                                         51,514,313
                                                               ---------------
   INTERNET & CATALOG RETAIL 4.7%
   eBay, Inc.*                                       652,780        26,894,536
   IAC/InterActiveCorp*+                             499,860        12,671,451
   Amazon.com, Inc.*+                                 78,130         3,539,289
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                     43,105,276
                                                               ---------------
   SPECIALTY RETAIL 2.5%
   Staples, Inc.                                     442,750         9,439,430
   Bed Bath & Beyond, Inc.*+                         224,160         9,006,749
   Ross Stores, Inc.                                 135,260         3,205,662
   Petsmart, Inc.                                     68,650         1,495,197
                                                               ---------------
TOTAL SPECIALTY RETAIL                                              23,147,038
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 2.4%
   Starbucks Corp.*                                  386,980        19,387,698
   Wynn Resorts Ltd.*+                                67,890         3,065,233
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                 22,452,931
                                                               ---------------

                                              See Notes to Financial Statements.


28 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MULTILINE RETAIL 1.7%
   Sears Holdings Corp.*+                            119,845   $    14,911,115
   Dollar Tree Stores, Inc.*+                         49,000         1,060,850
                                                               ---------------
TOTAL MULTILINE RETAIL                                              15,971,965
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 1.1%
   Apollo Group, Inc. -- Class A*+                    83,080         5,515,681
   Career Education Corp.*+                          143,847         5,115,200
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                10,630,881
                                                               ---------------
   HOUSEHOLD DURABLES 0.5%
   Garmin Ltd.+                                       61,740         4,187,824
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             4,187,824
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                       171,010,228
                                                               ---------------
HEALTH CARE 14.5%
   BIOTECHNOLOGY 10.4%
   Amgen, Inc.*                                      420,960        33,537,883
   Gilead Sciences, Inc.*+                           332,620        16,218,551
   Genzyme Corp.*                                    209,390        15,000,700
   Biogen Idec, Inc.*                                233,470         9,217,396
   Medimmune, Inc.*                                  191,790         6,453,733
   Chiron Corp.*                                     131,290         5,726,870
   Celgene Corp.*+                                    96,400         5,236,448
   Invitrogen Corp.*+                                 62,290         4,686,077
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                 96,077,658
                                                               ---------------
   PHARMACEUTICALS 1.6%
   Teva Pharmaceutical
   Industries Ltd. -- SP ADR+                        309,930        10,357,861
   Sepracor, Inc.*+                                   71,104         4,194,425
                                                               ---------------
TOTAL PHARMACEUTICALS                                               14,552,286
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.3%
   Express Scripts, Inc.*+                            97,035         6,035,577
   Patterson Cos., Inc.*+                             95,900         3,838,877
   Lincare Holdings, Inc.*+                           56,430         2,316,451
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                              12,190,905
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
   Biomet, Inc.+                                     223,759         7,766,675
   DENTSPLY International, Inc.                       55,150         2,979,203
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT
   & SUPPLIES                                                       10,745,878
                                                               ---------------
TOTAL HEALTH CARE                                                  133,566,727
                                                               ---------------
INDUSTRIALS 3.1%
   MACHINERY 0.9%
   Paccar, Inc.                                      128,070         8,694,672
                                                               ---------------
TOTAL MACHINERY                                                      8,694,672
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS 0.8%
   Expeditors International Washington, Inc.+         72,210   $     4,100,084
   C.H. Robinson Worldwide, Inc.+                     54,030         3,464,403
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                         7,564,487
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Cintas Corp.+                                     134,460         5,519,583
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 5,519,583
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.4%
   Fastenal Co.+                                      56,074         3,425,561
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                               3,425,561
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.4%
   American Power Conversion Corp.                   130,210         3,372,439
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                           3,372,439
                                                               ---------------
TOTAL INDUSTRIALS                                                   28,576,742
                                                               ---------------
CONSUMER STAPLES 1.5%
   FOOD & DRUG RETAILING 1.5%
   Costco Wholesale Corp.+                           195,300         8,415,477
   Whole Foods Market, Inc.+                          40,420         5,434,469
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                         13,849,946
                                                               ---------------
TOTAL CONSUMER STAPLES                                              13,849,946
                                                               ---------------
TELECOMMUNICATION SERVICES 0.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.8%
   MCI, Inc.                                         240,980         6,113,663
   Level 3 Communications, Inc.*+                    510,336         1,183,979
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                        7,297,642
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     7,297,642
                                                               ---------------
MATERIALS 0.5%
   CHEMICALS 0.3%
   Sigma-Aldrich Corp.                                40,210         2,575,853
                                                               ---------------
TOTAL CHEMICALS                                                      2,575,853
                                                               ---------------
   CONTAINERS & PACKAGING 0.2%
   Smurfit-Stone Container Corp.*+                   205,650         2,130,534
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                         2,130,534
                                                               ---------------
TOTAL MATERIALS                                                      4,706,387
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $544,577,673)                                             889,851,813
                                                               ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 3.4%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $17,637,008   $    17,637,008
   3.24% due 10/03/05                             13,432,700        13,432,700
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $31,069,708)                                               31,069,708
                                                               ---------------
SECURITIES LENDING COLLATERAL 22.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                            209,194,920       209,194,920
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $209,194,920)                                             209,194,920
                                                               ---------------
TOTAL INVESTMENTS 122.5%
   (Cost $784,842,301)                                         $ 1,130,116,441
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (22.5)%                                      $  (207,449,947)
                                                               ===============
NET ASSETS - 100.0%                                            $   922,666,494

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
December 2005 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $31,272,800)                                970   $        56,557
                                                               ===============

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 9.

      ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


30 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   ARKTOS MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 102.5%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05+                          $129,078,042   $   129,078,042
   3.24% due 10/03/05                             84,049,015        84,049,015
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $213,127,057)                                             213,127,057
                                                               ---------------
TOTAL INVESTMENTS 102.5%
   (Cost $213,127,057)                                         $   213,127,057
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (2.5)%                                       $    (5,126,618)
                                                               ===============
NET ASSETS - 100.0%                                            $   208,000,439

------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                                         GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2005 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $30,144,400)                                935   $       153,297
                                                               ===============

                                                       UNITS
                                                     -------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
December 2005 Nasdaq 100 Index
   Swap, Maturing 12/14/05*
   (Notional Market Value
   $179,701,350)                                     112,197   $       517,438
                                                               ===============

*     PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2005.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 75.4%

FINANCIALS 13.6%
   INSURANCE 3.2%
   Unitrin, Inc.+                                      8,850   $       420,021
   American Financial Group, Inc./OH                  11,300           383,409
   W.R. Berkley Corp.+                                 9,070           358,083
   First American Corp.                                6,910           315,580
   Fidelity National Financial, Inc.                   5,550           247,086
   Horace Mann Educators Corp.                         9,930           196,415
   HCC Insurance Holdings, Inc.+                       4,798           136,887
   Ohio Casualty Corp.                                 1,350            36,612
   Allmerica Financial Corp.*                             90             3,703
                                                               ---------------
TOTAL INSURANCE                                                      2,097,796
                                                               ---------------
   REAL ESTATE 2.9%
   Macerich Co.                                        7,815           507,506
   Weingarten Realty Investors                        11,870           449,279
   Liberty Property Trust+                            10,380           441,565
   Regency Centers Corp.+                              4,920           282,654
   Highwoods Properties, Inc.+                         7,350           216,899
   AMB Property Corp.                                    280            12,572
                                                               ---------------
TOTAL REAL ESTATE                                                    1,910,475
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 2.6%
   Radian Group, Inc.+                                10,160           539,496
   PMI Group, Inc.+                                   12,600           502,362
   Astoria Financial Corp.                            11,630           307,265
   IndyMac Bancorp, Inc.+                              7,750           306,745
   New York Community
      Bancorp, Inc.+                                   3,980            65,272
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     1,721,140
                                                               ---------------
   BANKS 2.0%
   Associated Banc-Corp.+                             15,415           469,849
   SVB Financial Group*+                               6,980           339,507
   Commerce Bancorp, Inc./NJ+                         10,260           314,879
   Bank of Hawaii Corp.                                3,934           193,632
                                                               ---------------
TOTAL BANKS                                                          1,317,867
                                                               ---------------
   CAPITAL MARKETS 1.6%
   Legg Mason, Inc.+                                   6,490           711,888
   SEI Investments Co.                                 4,583           172,229
   Raymond James Financial, Inc.                       4,460           143,256
   Investors Financial Services Corp.+                   460            15,134
                                                               ---------------
TOTAL CAPITAL MARKETS                                                1,042,507
                                                               ---------------
   CONSUMER FINANCE 0.7%
   AmeriCredit Corp.*+                                19,114           456,251
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 456,251
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.6%
   Leucadia National Corp.                             8,648           372,729
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                           372,729
                                                               ---------------
TOTAL FINANCIALS                                                     8,918,765
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 12.7%
   SPECIALTY RETAIL 4.1%
   Pacific Sunwear of California, Inc.*+              17,800   $       381,632
   Chico's FAS, Inc.*+                                 9,054           333,187
   Petsmart, Inc.                                     14,071           306,466
   American Eagle Outfitters, Inc.                    11,529           271,277
   Ross Stores, Inc.                                   9,667           229,108
   Abercrombie & Fitch Co. --
      Class A                                          3,903           194,565
   Advance Auto Parts, Inc.*+                          4,645           179,669
   Barnes & Noble, Inc.                                4,400           165,880
   CarMax, Inc.*+                                      4,770           149,158
   Michaels Stores, Inc.+                              4,090           135,216
   Urban Outfitters, Inc.*+                            4,270           125,538
   O'Reilly Automotive, Inc.*                          2,840            80,031
   Payless Shoesource, Inc.*+                          4,460            77,604
   Claire's Stores, Inc.                               1,280            30,886
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               2,660,217
                                                               ---------------
   HOUSEHOLD DURABLES 2.9%
   American Greetings Corp. --
      Class A+                                        14,868           407,383
   Lennar Corp. -- Class A+                            6,370           380,671
   Toll Brothers, Inc.*+                               6,580           293,929
   Ryland Group, Inc.+                                 3,002           205,397
   Harman International
      Industries, Inc.                                 1,630           166,700
   Blyth, Inc.                                         6,300           140,427
   Mohawk Industries, Inc.*+                           1,680           134,820
   Hovnanian Enterprises, Inc. --
      Class A*+                                        2,040           104,448
   Tupperware Corp.+                                   2,030            46,243
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             1,880,018
                                                               ---------------
   MEDIA 1.9%
   Scholastic Corp.*+                                  9,844           363,834
   Catalina Marketing Corp.+                          15,880           361,111
   Media General, Inc.                                 5,980           346,900
   Harte-Hanks, Inc.                                   3,087            81,590
   Entercom Communications Corp.*                      1,810            57,178
   Valassis Communications, Inc.*                        830            32,353
   Westwood One, Inc.                                    290             5,768
                                                               ---------------
TOTAL MEDIA                                                          1,248,734
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.3%
   CBRL Group, Inc.+                                   8,240           277,358
   Applebee's International, Inc.                      7,650           158,279
   Boyd Gaming Corp.                                   3,490           150,489
   International Speedway Corp. --
      Class A                                          2,240           117,533
   Brinker International, Inc.*                        2,800           105,168
   Cheesecake Factory, Inc.*+                          1,880            58,731
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                    867,558
                                                               ---------------


                                              See Notes to Financial Statements.


32 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   TEXTILES & APPAREL 1.0%
   Timberland Co. -- Class A*                         12,150   $       410,427
   Polo Ralph Lauren Corp.                             5,100           256,530
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               666,957
                                                               ---------------
   AUTO COMPONENTS 0.6%
   Modine Manufacturing Co.                            7,690           282,069
   ArvinMeritor, Inc.                                  5,150            86,108
   Lear Corp.+                                           860            29,214
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  397,391
                                                               ---------------
   MULTILINE RETAIL 0.5%
   Neiman-Marcus Group, Inc. --
      Class A                                          2,482           248,076
   Saks, Inc.*                                         5,560           102,860
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 350,936
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Career Education Corp.*+                            5,373           191,064
   Education Management Corp.*                         2,130            68,671
   ITT Educational Services, Inc.*                       520            25,662
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   285,397
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         8,357,208
                                                               ---------------
INFORMATION TECHNOLOGY 11.4%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.8%
   Microchip Technology, Inc.                         17,930           540,052
   Lam Research Corp.*+                               16,860           513,724
   Integrated Device Technology, Inc.*                20,440           219,526
   International Rectifier Corp.*+                     3,540           159,583
   MEMC Electronic Materials, Inc.*+                   6,150           140,159
   Cree, Inc.*+                                        3,670            91,823
   Semtech Corp.*+                                     5,100            83,997
   Credence Systems Corp.*+                            6,480            51,710
   Triquint Semiconductor, Inc.*                       4,910            17,283
   Intersil Corp. -- Class A+                            620            13,504
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           1,831,361
                                                               ---------------
   IT CONSULTING & SERVICES 2.8%
   DST Systems, Inc.*+                                 9,230           506,081
   Ceridian Corp.*                                    16,030           332,623
   CSG Systems International, Inc.*                   14,820           321,742
   Cognizant Technology
      Solutions Corp.*                                 4,422           206,021
   CheckFree Corp.*+                                   3,720           140,690
   Acxiom Corp.+                                       7,320           137,030
   MPS Group, Inc.*                                   10,404           122,767
   Anteon International Corp.*                         1,080            46,181
   BISYS Group, Inc.*                                  1,200            16,116
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       1,829,251
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   SOFTWARE 1.8%
   McAfee, Inc.*+                                      9,843   $       309,267
   Sybase, Inc.*+                                      9,940           232,795
   Wind River Systems, Inc.*+                         14,779           191,092
   Activision, Inc.*+                                  7,740           158,283
   Macromedia, Inc.*                                   3,710           150,886
   Fair Isaac Corp.+                                   2,340           104,832
   Cadence Design Systems, Inc.*                       2,960            47,834
                                                               ---------------
TOTAL SOFTWARE                                                       1,194,989
                                                               ---------------
   COMPUTERS & PERIPHERALS 1.6%
   Sandisk Corp.*+                                     8,110           391,308
   Western Digital Corp.*+                            23,590           305,019
   Imation Corp.                                       5,504           235,956
   Diebold, Inc.                                       3,740           128,880
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        1,061,163
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
   Arrow Electronics, Inc.*                           11,260           353,114
   Avnet, Inc.*+                                      12,690           310,270
   CDW Corp.+                                          3,940           232,145
   Amphenol Corp. -- Class A                           2,080            83,907
   National Instruments Corp.+                         1,395            34,373
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT
   & INSTRUMENTS                                                     1,013,809
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 0.8%
   Harris Corp.                                        5,524           230,903
   Powerwave Technologies, Inc.*+                     11,580           150,424
   Avocent Corp.*+                                     2,590            81,948
   F5 Networks, Inc.*+                                 1,660            72,160
   ADTRAN, Inc.                                          396            12,474
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         547,909
                                                               ---------------
   OFFICE ELECTRONICS 0.1%
   Zebra Technologies Corp. --
      Class A*+                                          784            30,647
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                                30,647
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         7,509,129
                                                               ---------------
INDUSTRIALS 9.7%
   COMMERCIAL SERVICES & SUPPLIES 3.3%
   Dun & Bradstreet Corp.*                             8,160           537,499
   Herman Miller, Inc.                                13,315           403,444
   Republic Services, Inc.                            10,778           380,356
   HNI Corp.                                           3,534           212,817
   Korn/Ferry International, Inc.*                     9,140           149,805
   Adesa, Inc.                                         6,760           149,396
   Corporate Executive Board Co.                       1,765           137,635
   Stericycle, Inc.*+                                  2,170           124,016
   Copart, Inc.*                                       2,206            52,657
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 2,147,625
                                                               ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MACHINERY 1.8%
   Harsco Corp.                                        4,277   $       280,443
   Federal Signal Corp.                               13,750           234,987
   Joy Global, Inc.                                    4,340           218,996
   Trinity Industries, Inc.+                           3,450           139,690
   Pentair, Inc.                                       3,816           139,284
   Timken Co.                                          4,150           122,965
   Donaldson Co., Inc.+                                1,430            43,658
   Flowserve Corp.*+                                     799            29,044
                                                               ---------------
TOTAL MACHINERY                                                      1,209,067
                                                               ---------------
   ROAD & RAIL 1.3%
   Yellow Roadway Corp.*+                             10,460           433,253
   CNF, Inc.                                           7,470           392,175
                                                               ---------------
TOTAL ROAD & RAIL                                                      825,428
                                                               ---------------
   AEROSPACE & DEFENSE 1.1%
   Alliant Techsystems, Inc.*+                         5,950           444,167
   Precision Castparts Corp.                           5,320           282,492
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              726,659
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.5%
   Thomas & Betts Corp.*                              8,160           280,785
   AMETEK, Inc.+                                      1,640            70,471
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             351,256
                                                               ---------------
   AIR FREIGHT & COURIERS 0.5%
   C.H. Robinson Worldwide, Inc.+                      5,430           348,172
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           348,172
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.4%
   GATX Corp.+                                         6,250           247,187
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 247,187
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.3%
   Jacobs Engineering Group, Inc.*+                    3,430           231,182
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                       231,182
                                                               ---------------
   MARINE 0.2%
   Alexander & Baldwin, Inc.                           2,490           132,568
                                                               ---------------
TOTAL MARINE                                                           132,568
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.2%
   Teleflex, Inc.+                                     1,467           103,424
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         103,424
                                                               ---------------
   AIRLINES 0.1%
   Alaska Air Group, Inc.*+                            2,380            69,163
                                                               ---------------
TOTAL AIRLINES                                                          69,163
                                                               ---------------
TOTAL INDUSTRIALS                                                    6,391,731
                                                               ---------------
HEALTH CARE 8.9%
   HEALTH CARE PROVIDERS & SERVICES 3.6%
   Omnicare, Inc.+                                    10,640           598,287
   Pacificare Health Systems, Inc.*+                   6,520           520,166
   Lincare Holdings, Inc.*+                           11,031           452,823

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Patterson Cos., Inc.*+                              8,707   $       348,541
   Apria Healthcare Group, Inc.*                       5,068           161,720
   Triad Hospitals, Inc.*+                             3,520           159,350
   Health Net, Inc.*                                   1,548            73,251
   Community Health Systems, Inc.*                     1,323            51,346
   LifePoint Hospitals, Inc.*+                         1,000            43,730
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               2,409,214
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
   Hillenbrand Industries, Inc.+                       8,520           400,866
   Varian Medical Systems, Inc.*+                      7,147           282,378
   Varian, Inc.*+                                      7,560           259,459
   Inamed Corp.*+                                      2,655           200,931
   DENTSPLY International, Inc.                        3,206           173,188
   Edwards Lifesciences Corp.*                         3,452           153,303
   Intuitive Surgical, Inc.*+                            790            57,899
   Gen-Probe, Inc.*                                    1,030            50,934
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,578,958
                                                               ---------------
   BIOTECHNOLOGY 1.5%
   Invitrogen Corp.*+                                  4,396           330,711
   Protein Design Labs, Inc.*                         10,080           282,240
   Charles River Laboratories
      International, Inc.*+                            5,840           254,741
   Millennium Pharmaceuticals, Inc.*+                  4,894            45,661
   Techne Corp.*+                                        600            34,188
   Cephalon, Inc.*+                                      500            23,210
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    970,751
                                                               ---------------
   PHARMACEUTICALS 1.4%
   IVAX Corp.*                                        15,040           396,454
   Barr Pharmaceuticals, Inc.*                         6,430           353,136
   Sepracor, Inc.*+                                    3,080           181,689
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  931,279
                                                               ---------------
TOTAL HEALTH CARE                                                    5,890,202
                                                               ---------------
ENERGY 6.6%
   OIL & GAS 3.5%
   Peabody Energy Corp.                                5,130           432,716
   Overseas Shipholding Group, Inc.+                   6,860           400,144
   Newfield Exploration Co.*+                          6,435           315,959
   Pioneer Natural Resources Co.+                      5,020           275,698
   Noble Energy, Inc.+                                 5,000           234,500
   Forest Oil Corp.*                                   3,580           186,518
   Arch Coal, Inc.+                                    2,530           170,775
   Denbury Resources, Inc.*                            3,187           160,752
   Plains Exploration & Production Co.*                1,870            80,073
   Western Gas Resources, Inc.+                          560            28,689
                                                               ---------------
TOTAL OIL & GAS                                                      2,285,824
                                                               ---------------

                                              See Notes to Financial Statements.


34 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ENERGY EQUIPMENT & SERVICES 3.1%
   Patterson-UTI Energy, Inc.+                        12,004   $       433,104
   Cooper Cameron Corp.*+                              4,760           351,907
   ENSCO International, Inc.+                          7,230           336,846
   Pride International, Inc.*+                        10,950           312,184
   Grant Prideco, Inc.*+                               6,060           246,339
   Helmerich & Payne, Inc.+                            3,333           201,280
   Smith International, Inc.+                          5,310           176,876
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    2,058,536
                                                               ---------------
TOTAL ENERGY                                                         4,344,360
                                                               ---------------
UTILITIES 5.9%
   MULTI-UTILITIES 2.9%
   Vectren Corp.                                      14,890           422,131
   NSTAR+                                             14,315           413,990
   WPS Resources Corp.+                                7,158           413,732
   Aquila, Inc.*                                      52,168           206,585
   Wisconsin Energy Corp.                              4,790           191,217
   MDU Resources Group, Inc.                           5,210           185,737
   OGE Energy Corp.+                                   2,040            57,324
                                                               ---------------
TOTAL MULTI-UTILITIES                                                1,890,716
                                                               ---------------
   GAS UTILITIES 1.8%
   Oneok, Inc.+                                       12,815           435,966
   Questar Corp.                                       4,724           416,279
   AGL Resources, Inc.                                 9,423           349,688
                                                               ---------------
TOTAL GAS UTILITIES                                                  1,201,933
                                                               ---------------
   ELECTRIC UTILITIES 1.0%
   Sierra Pacific Resources*+                         18,630           276,656
   Black Hills Corp.+                                  4,382           190,047
   Pepco Holdings, Inc.                                5,560           129,381
   Westar Energy, Inc.+                                2,040            49,225
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                               645,309
                                                               ---------------
   WATER UTILITIES 0.2%
   Aqua America, Inc.                                  4,020           152,841
                                                               ---------------
TOTAL WATER UTILITIES                                                  152,841
                                                               ---------------
TOTAL UTILITIES                                                      3,890,799
                                                               ---------------
MATERIALS 3.6%
   CHEMICALS 2.5%
   Lyondell Chemical Co.+                             18,280           523,174
   Lubrizol Corp.                                     10,859           470,520
   Olin Corp.+                                        11,220           213,068
   Airgas, Inc.                                        4,970           147,261
   FMC Corp.*                                          2,550           145,911
   Chemtura Corp.                                      9,100           113,022
   Albemarle Corp.                                     1,097            41,357
                                                               ---------------
TOTAL CHEMICALS                                                      1,654,313
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CONTAINERS & PACKAGING 0.6%
   Packaging Corporation of America                   18,070   $       350,739
   Longview Fibre Co.                                    670            13,058
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           363,797
                                                               ---------------
   CONSTRUCTION MATERIALS 0.4%
   Martin Marietta Materials, Inc.                     3,636           285,281
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           285,281
                                                               ---------------
   METALS & MINING 0.1%
   Steel Dynamics, Inc.+                               1,290            43,808
                                                               ---------------
TOTAL METALS & MINING                                                   43,808
                                                               ---------------
TOTAL MATERIALS                                                      2,347,199
                                                               ---------------
CONSUMER STAPLES 2.6%
   HOUSEHOLD PRODUCTS 0.9%
   Energizer Holdings, Inc.*+                          8,633           489,491
   Church & Dwight Co., Inc.                           2,060            76,096
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               565,587
                                                               ---------------
   FOOD PRODUCTS 0.7%
   Dean Foods Co.*                                    11,929           463,561
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    463,561
                                                               ---------------
   FOOD & DRUG RETAILING 0.6%
   Whole Foods Market, Inc.+                           2,894           389,098
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            389,098
                                                               ---------------
   BEVERAGES 0.4%
   PepsiAmericas, Inc.                                12,016           273,124
                                                               ---------------
TOTAL BEVERAGES                                                        273,124
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,691,370
                                                               ---------------
TELECOMMUNICATION SERVICES 0.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
   Cincinnati Bell, Inc.*+                            44,930           198,141
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                          198,141
                                                               ---------------
   WIRELESS TELECOMMUNICATION SERVICES 0.1%
   Telephone & Data Systems, Inc.+                     1,160            45,240
                                                               ---------------
TOTAL WIRELESS
   TELECOMMUNICATION SERVICES                                           45,240
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       243,381
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $44,836,202)                                               49,584,144
                                                               ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 19.2%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $ 7,171,938   $     7,171,938
   3.24% due 10/03/05                              5,462,291         5,462,291
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,634,229)                                               12,634,229
                                                               ---------------
SECURITIES LENDING COLLATERAL 19.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                             12,774,694        12,774,694
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $12,774,694)                                               12,774,694
                                                               ---------------
TOTAL INVESTMENTS 114.0%
   (Cost $70,245,125)                                          $    74,993,067
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (14.0)%                                      $    (9,234,101)
                                                               ===============
NET ASSETS - 100.0%                                            $    65,758,966

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $20,021,560)                                278   $       194,738
                                                               ===============

                                                       UNITS
                                                      ------
EQUITY INDEX SWAP AGREEMENT
November 2005 S&P MidCap 400 Index
   Swap, Maturing 11/25/05**
   (Notional Market Value
   $ 28,862,249)                                      40,292   $       147,540
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 9.

                                              See Notes to Financial Statements.


36 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 106.4%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $ 4,897,927   $     4,897,927
   3.24% due 10/03/05                              3,730,359         3,730,359
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,628,286)                                                 8,628,286
                                                               ---------------
TOTAL INVESTMENTS 106.4%
   (Cost $8,628,286)                                           $     8,628,286
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (6.4)%                                       $      (519,374)
                                                               ===============
NET ASSETS - 100.0%                                            $     8,108,912

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2005 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $1,656,460)                                  23   $        (6,467)
                                                               ===============

                                                       UNITS
                                                       -----
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
November 2005 S&P MidCap 400 Index
   Swap, Maturing 11/25/05*
   (Notional Market Value $6,467,777)                  9,029   $       (63,589)
                                                               ===============

*     PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 76.7%

FINANCIALS 16.1%
   REAL ESTATE 5.5%
   Kilroy Realty Corp.                                 8,421   $       471,829
   Corporate Office Properties Trust SBI/MD           12,000           419,400
   Jones Lang LaSalle, Inc.                            8,704           400,906
   LaSalle Hotel Properties                           11,062           381,086
   Eastgroup Properties, Inc.                          8,511           372,356
   Entertainment Properties Trust                      8,258           368,555
   Sovran Self Storage, Inc.                           7,503           367,272
   Commercial Net Lease Realty                        18,110           362,200
   Equity One, Inc.                                   15,333           356,492
   Taubman Centers, Inc.                              10,982           348,129
   Spirit Finance Corp.                               29,872           336,060
   American Home Mortgage Investment Corp.            11,085           335,876
   National Health Investors, Inc.                    11,022           304,317
   Parkway Properties, Inc./MD                         6,454           302,822
   Trammell Crow Co.*                                 11,122           274,491
   Fieldstone Investment Corp.                        22,942           267,504
   MFA Mortgage Investments, Inc.+                    38,682           237,121
   Impac Mortgage Holdings, Inc.+                     19,232           235,784
   Meristar Hospitality Corp.*                        24,434           223,082
   Pennsylvania Real Estate Investment Trust           5,046           212,840
   Arbor Realty Trust, Inc.                            6,023           169,246
   Bedford Property Investors, Inc.                    6,841           163,090
   Capital Automotive REIT                             3,712           143,692
   BioMed Realty Trust, Inc.                           5,534           137,243
   Luminent Mortgage Capital, Inc.                    17,931           135,379
   Essex Property Trust, Inc.+                         1,274           114,660
   Realty Income Corp.                                 4,247           101,546
   CB Richard Ellis Group, Inc. -- Class A*            1,766            86,887
   Saxon Capital, Inc.                                 6,911            81,895
   Capstead Mortgage Corp.+                            9,084            62,770
   Equity Inns, Inc.                                   4,287            57,875
   Equity Lifestyle Properties, Inc.                   1,074            48,330
   Newcastle Investment Corp.+                         1,714            47,821
   HomeBanc Corp./Atlanta GA                           5,843            45,108
   New Century Financial Corp.                           938            34,021
                                                               ---------------
TOTAL REAL ESTATE                                                    8,007,685
                                                               ---------------
   BANKS 5.2%
   SVB Financial Group*+                               8,812           428,616
   Provident Bankshares Corp.                         11,551           401,744
   Pacific Capital Bancorp                            11,684           388,960
   Umpqua Holding Corp.+                              15,591           379,173
   Central Pacific Financial Corp. Co.                10,418           366,505
   Hancock Holding Co.                                10,493           358,231
   Cathay General Bancorp                              9,898           350,983

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MB Financial Corp.                                  8,754   $       341,231
   Greater Bay Bancorp                                13,845           341,141
   TrustCo Bank Corp./NY+                             27,090           339,438
   First Republic Bank+                                9,443           332,677
   First Bancorp Puerto Rico                          19,626           332,072
   Sterling Financial Corp./WA                        14,149           319,060
   FNB Corp.                                          18,312           316,431
   First Financial Bancorp                            16,553           307,886
   Community Bank System, Inc.                        12,299           277,957
   PrivateBancorp, Inc.                                7,719           264,607
   Hanmi Financial Corp.                              14,188           254,675
   United Bankshares, Inc.                             6,568           229,552
   Citizens Banking Corp./MI                           6,552           186,077
   First Midwest Bancorp, Inc./IL+                     4,861           181,024
   UCBH Holdings, Inc.+                                9,489           173,838
   First Community Bancorp/CA                          2,724           130,289
   Nara Bancorp, Inc.                                  8,661           129,482
   Center Financial Corp.                              5,198           122,153
   Oriental Financial Group                            8,960           109,670
   East-West Bancorp, Inc.                             3,203           109,030
   Prosperity Bancshares, Inc.+                        2,848            86,152
                                                               ---------------
TOTAL BANKS                                                          7,558,654
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 2.1%
   Corus Bankshares, Inc.                              6,592           361,439
   Commercial Capital Bancorp, Inc.                   20,078           341,326
   Harbor Florida Bancshares, Inc.                     9,289           336,912
   FirstFed Financial Corp.*+                          6,113           328,941
   Provident Financial Services, Inc.                 18,068           317,997
   Flagstar Bancorp, Inc.+                            16,260           261,786
   NetBank, Inc.                                      21,702           180,344
   MAF Bancorp, Inc.                                   4,041           165,681
   Dime Community Bancshares                           9,949           146,449
   Kearny Financial Corp.+                            10,204           127,550
   Federal Agricultural Mortgage Corp.                 4,063            98,893
   R&G Financial Corp. -- Class B                      6,695            92,056
   Downey Financial Corp.+                             1,437            87,513
   Franklin Bank Corp./Houston TX*                     5,095            82,284
   Doral Financial Corp.+                              6,266            81,897
   BankAtlantic Bancorp, Inc. -- Class A               4,357            74,025
   W Holding Co., Inc.                                 1,074            10,268
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     3,095,361
                                                               ---------------
   INSURANCE 1.9%
   ProAssurance Corp.*                                 9,060           422,830
   LandAmerica Financial Group, Inc.+                  6,326           408,976
   Covanta Holding Corp.*                             25,585           343,607
   Argonaut Group, Inc.*                              11,332           306,077
   Selective Insurance Group, Inc.                     6,024           294,574
   Zenith National Insurance Corp.                     2,847           178,479
   Safety Insurance Group, Inc.                        4,892           174,106
   UICI                                                4,776           171,936

                                              See Notes to Financial Statements.


38 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Triad Guaranty, Inc.*+                              4,161   $       163,194
   RLI Corp.                                           2,561           118,472
   Philadelphia Consolidated Holding Co.*              1,006            85,409
   AmerUs Group Co.+                                   1,010            57,944
                                                               ---------------
TOTAL INSURANCE                                                      2,725,604
                                                               ---------------
   CAPITAL MARKETS 0.7%
   Investment Technology Group, Inc.*                 11,644           344,662
   MCG Capital Corp.                                  16,298           274,947
   Calamos Asset Management, Inc. -- Class A           5,029           124,116
   Affiliated Managers Group*+                         1,205            87,266
   GAMCO Investors, Inc. -- Class A                    1,414            64,832
   MarketAxess Holdings, Inc.*                         3,709            50,442
   LaBranche & Co., Inc.*+                             4,866            42,286
   optionsXpress Holdings, Inc.                        1,194            22,734
                                                               ---------------
TOTAL CAPITAL MARKETS                                                1,011,285
                                                               ---------------
   CONSUMER FINANCE 0.6%
   CompuCredit Corp.*+                                 9,685           430,208
   World Acceptance Corp.*                             5,089           129,311
   Collegiate Funding Services LLC*                    6,902           102,219
   ACE Cash Express, Inc.*+                            4,378            85,415
   Cash America International, Inc.                    3,828            79,431
   Advance America Cash Advance Centers, Inc.          5,614            74,385
   Nelnet, Inc. -- Class A*                              808            30,712
   Asta Funding, Inc.+                                   575            17,457
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 949,138
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.1%
   Nasdaq Stock Market, Inc.*+                         7,513           190,454
   Archipelago Holdings, Inc.*                           495            19,726
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                           210,180
                                                               ---------------
TOTAL FINANCIALS                                                    23,557,907
                                                               ---------------
INFORMATION TECHNOLOGY 13.7%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.3%
   Varian Semiconductor Equipment
     Associates, Inc.*+                               10,842           459,376
   Cymer, Inc.*+                                      13,350           418,122
   Micrel, Inc.*+                                     29,170           327,579
   Sigmatel, Inc.*                                    15,484           313,396
   OmniVision Technologies, Inc.*+                    23,967           302,464
   ON Semiconductor Corp.*+                           52,134           269,533
   MKS Instruments, Inc.*+                            15,332           264,170
   Microsemi Corp.*+                                   9,000           229,860
   Photronics, Inc.*+                                 10,657           206,746
   Tessera Technologies, Inc.*                         6,635           198,453
   ATMI, Inc.*                                         5,777           179,087
   Silicon Image, Inc.*                               20,135           179,000
   Diodes, Inc.*                                       3,712           134,597
   MIPS Technology, Inc.*                             17,910           122,325
   IXYS Corp.*                                        11,551           121,979

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ADE Corp.*                                          4,720   $       106,106
   Cypress Semiconductor Corp.*+                       6,851           103,108
   FEI Co.*                                            4,786            92,130
   Power Integrations, Inc.*                           4,127            89,762
   Silicon Laboratories, Inc.*+                        2,644            80,351
   Brooks Automation, Inc.*+                           5,719            76,234
   RF Micro Devices, Inc.*                            13,450            75,992
   Skyworks Solutions, Inc.*+                          9,162            64,317
   Rambus, Inc.*+                                      5,198            62,896
   Silicon Storage Technology, Inc.*                  10,227            55,021
   Axcelis Technologies, Inc.*+                       10,513            54,878
   Credence Systems Corp.*+                            6,602            52,684
   Amkor Technology, Inc.*+                           10,726            46,980
   PMC - Sierra, Inc.*+                                5,198            45,794
   Atmel Corp.*+                                      20,378            41,979
   LTX Corp.*                                          6,023            25,417
   Conexant Systems, Inc.*                            12,133            21,718
   Lattice Semiconductor Corp.*+                       2,481            10,619
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        4,832,673
                                                               ---------------
   SOFTWARE 2.7%
   Kronos, Inc./MA*                                    8,316           371,226
   Transaction Systems
     Architects, Inc. -- Class A*+                    12,362           344,282
   Internet Security Systems, Inc.*                   14,151           339,765
   MicroStrategy, Inc. -- Class A*                     4,574           321,506
   Macrovision Corp.*+                                15,429           294,694
   Epicor Software Corp.*                             20,127           261,651
   Ansys, Inc.*+                                       5,464           210,309
   Parametric Technology Corp.*                       24,118           168,102
   Verity, Inc.*                                      14,317           152,047
   Altiris, Inc.*                                      9,941           151,998
   Micros Systems, Inc.*+                              3,472           151,900
   Borland Software Corp.*                            23,188           134,954
   TIBCO Software, Inc.*                              15,272           127,674
   Quest Software, Inc.*+                              8,223           123,921
   Quality Systems, Inc.*                              1,487           102,737
   Take-Two Interactive Software, Inc.*+               4,207            92,933
   SS&C Technologies Co.                               2,391            87,606
   Salesforce.com, Inc.*                               3,748            86,654
   Advent Software, Inc.*+                             3,150            84,861
   THQ, Inc.*                                          3,541            75,494
   RSA Security, Inc.*                                 4,786            60,830
   InterVoice, Inc.*                                   5,687            51,240
   Filenet Corp.*                                      1,726            48,155
   Intervideo, Inc.*                                   4,786            48,004
   Vasco Data Security International*                  4,786            43,409
   Mentor Graphics Corp.*+                             4,287            36,868
   Progress Software Corp.*                              988            31,389
   Serena Software, Inc.*                                655            13,054
                                                               ---------------
TOTAL SOFTWARE                                                       4,017,263
                                                               ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
   Anixter International, Inc.*+                      10,178   $       410,479
   Electro Scientific Industries, Inc.*               13,481           301,435
   Coherent, Inc.*                                    10,227           299,446
   Paxar Corp.*                                       15,236           256,727
   Agilsys, Inc.                                      13,471           226,852
   CTS Corp.                                          17,208           208,217
   Littelfuse, Inc.*                                   5,594           157,359
   Rofin-Sinar Technologies, Inc.*                     4,127           156,785
   TTM Technologies, Inc.*                            19,322           138,152
   Benchmark Electronics, Inc.*+                       4,127           124,305
   Global Imaging Systems, Inc.*                       3,379           115,055
   MTS Systems Corp.                                   2,724           102,885
   Metrologic Instruments, Inc.*                       5,046            91,787
   International DisplayWorks, Inc.*+                 12,133            72,070
   Itron, Inc.*                                        1,317            60,134
   Trimble Navigation Ltd.*                            1,726            58,149
   Lexar Media, Inc.*                                  5,937            37,997
   Fargo Electronics, Inc.*                            1,074            18,763
   Scansource, Inc.*                                     249            12,136
   Taser International, Inc.*                          1,064             6,565
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             2,855,298
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.8%
   CommScope, Inc.*+                                  18,612           322,732
   Netgear, Inc.*                                     10,447           251,355
   Sycamore Networks, Inc.*                           64,843           244,458
   Extreme Networks, Inc.*+                           52,343           232,926
   Comtech Telecommunications Corp.*+                  5,444           225,763
   Black Box Corp.+                                    4,058           170,274
   Symmetricom, Inc.*                                 21,728           168,175
   Tekelec*                                            7,523           157,607
   Harmonic, Inc.*                                    26,900           156,558
   ADTRAN, Inc.                                        4,949           155,894
   3Com Corp.*+                                       32,102           130,976
   Ixia*+                                              7,759           114,135
   Utstarcom, Inc.*+                                  10,074            82,305
   Avocent Corp.*+                                     2,062            65,242
   Westell Technologies, Inc. -- Class A*             12,788            46,548
   Arris Group, Inc.*                                  3,798            45,044
   F5 Networks, Inc.*+                                   775            33,689
   Ditech Communications Corp.*                        1,902            12,819
   EndWave Corp.*+                                       908            11,713
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       2,628,213
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 1.6%
   EarthLink, Inc.*                                   43,044           460,571
   United Online, Inc.                                25,767           356,873
   InfoSpace, Inc.*                                   11,391           271,903
   Websense, Inc.*                                     5,198           266,189
   Equinix, Inc.*                                      6,024           250,900
   j2 Global Communications, Inc.*+                    5,198           210,103
   Digital River, Inc.*+                               5,348           186,378

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Jupitermedia Corp.*+                                8,440   $       149,472
   Bankrate, Inc.*+                                    4,367           119,787
   Travelzoo, Inc.*                                    1,074            23,832
   Online Resources Corp.*                               908             9,607
   Click Commerce, Inc.*                                 499             9,147
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                   2,314,762
                                                               ---------------
   COMPUTERS & PERIPHERALS 1.2%
   Intergraph Corp.*                                  10,513           470,036
   Brocade Communications Systems, Inc.*              60,913           248,525
   Hutchinson Technology, Inc.*+                       8,172           213,453
   Komag, Inc.*+                                       6,403           204,640
   Emulex Corp.*+                                      9,297           187,892
   McData Corp. -- Class A*                           34,404           180,277
   Palm, Inc.*+                                        5,248           148,676
   Gateway, Inc.*                                     26,534            71,642
   Synaptics, Inc.*+                                   3,349            62,961
   Adaptec, Inc.*                                      4,041            15,477
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        1,803,579
                                                               ---------------
   IT CONSULTING & SERVICES 1.1%
   CSG Systems International, Inc.*                   19,182           416,441
   MAXIMUS, Inc.                                       9,000           321,750
   Perot Systems Corp. -- Class A*                    11,524           163,065
   Talx Corp.                                          3,552           116,470
   Mantech International Corp. -- Class A*             3,712            98,034
   BISYS Group, Inc.*                                  7,214            96,884
   Sapient Corp.*+                                    12,901            80,631
   Infocrossing, Inc.*+                                8,761            80,513
   Acxiom Corp.+                                       3,961            74,150
   CACI International, Inc. -- Class A*+               1,028            62,297
   iPayment Holdings, Inc.*                            1,147            43,402
   infoUSA, Inc. -- Class B*                           3,053            32,423
   RightNow Technologies, Inc.*                        1,237            18,209
   Kanbay International, Inc.*                           409             7,689
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       1,611,958
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        20,063,746
                                                               ---------------
CONSUMER DISCRETIONARY 11.7%
   SPECIALTY RETAIL 3.1%
   Charming Shoppes, Inc.*+                           40,026           427,078
   Genesco, Inc.*                                      9,459           352,253
   Aaron Rents, Inc.                                  14,717           311,265
   United Auto Group, Inc.                             9,277           306,512
   Sonic Automotive, Inc.                             13,406           297,881
   Group 1 Automotive, Inc.*                           9,794           270,314
   Guitar Center, Inc.*+                               4,892           270,087
   Pantry, Inc.*                                       6,767           252,883
   Stein Mart, Inc.                                   11,946           242,504
   Too, Inc.*+                                         7,470           204,902
   CSK Auto Corp.*                                    12,961           192,860
   Cato Corp. -- Class A                               9,316           185,668

                                              See Notes to Financial Statements.


40 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Guess ?, Inc.*                                      7,574   $       162,311
   HOT Topic, Inc.*                                   10,317           158,469
   Buckle, Inc.                                        3,632           123,379
   Children's Place Retail Stores, Inc.*               3,379           120,428
   Finish Line, Inc. -- Class A                        7,307           106,609
   Build-A-Bear Workshop, Inc.*+                       4,210            93,883
   Electronics Boutique Holdings Corp.*                1,487            93,443
   Hibbett Sporting Goods, Inc.*                       3,791            84,339
   Cache, Inc.*                                        4,554            69,357
   Payless Shoesource, Inc.*+                          3,341            58,133
   Movie Gallery, Inc.+                                5,448            56,605
   Select Comfort Corp.*+                              2,481            49,570
   GameStop Corp. -- Class B*                            738            20,952
   Burlington Coat Factory Warehouse Corp.               326            12,401
   Regis Corp.                                           249             9,417
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               4,533,503
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 2.4%
   Shuffle Master, Inc.*+                             12,871           340,181
   CEC Entertainment, Inc.*                            9,948           315,948
   Six Flags, Inc.*+                                  43,756           314,606
   CKE Restaurants, Inc.+                             21,475           283,040
   Papa John's International, Inc.*                    5,029           252,053
   Jack in the Box, Inc.*+                             7,673           229,499
   Landry's Restaurants, Inc.+                         7,643           223,940
   Steak n Shake Co.*                                 11,797           214,116
   Vail Resorts, Inc.*                                 6,911           198,691
   P.F. Chang's China Bistro, Inc.*+                   4,211           188,779
   Ameristar Casinos, Inc.                             7,849           163,573
   Argosy Gaming Co.*                                  2,724           128,001
   Sunterra Corp.*+                                    9,128           119,851
   Bluegreen Corp.*                                    6,449           113,825
   IHOP Corp.                                          2,644           107,717
   Sonic Corp.*                                        2,960            80,956
   Krispy Kreme Doughnuts, Inc.*+                     12,640            79,126
   Domino's Pizza, Inc.                                1,726            40,250
   Multimedia Games, Inc.*+                            4,121            40,015
   Monarch Casino & Resort, Inc.*                      1,726            29,325
   Gaylord Entertainment Co.*+                           575            27,399
   Red Robin Gourmet Burgers, Inc.*+                     575            26,358
   Penn National Gaming, Inc.*                           419            13,035
   Boyd Gaming Corp.                                     256            11,039
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                  3,541,323
                                                               ---------------
   MEDIA 1.8%
   Journal Register Co.                               19,212           310,850
   Emmis Communications Corp. -- Class A*             13,514           298,524
   Cumulus Media, Inc. -- Class A*                    22,626           282,599
   Citadel Broadcasting Corp.*                        20,554           282,206
   Reader's Digest Association, Inc.                  16,321           260,646
   RCN Corp.*+                                        10,726           227,606

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Entravision Communications Corp. -- Class A*       23,233   $       182,844
   Lin TV Corp. -- Class A*                           12,728           177,556
   Playboy Enterprises, Inc. -- Class B*+              9,443           133,146
   RH Donnelley Corp.*+                                1,746           110,452
   Sinclair Broadcast Group, Inc. -- Class A          11,884           105,411
   ProQuest Co.*                                       2,644            95,713
   Cox Radio Inc. -- Class A*+                         4,540            69,008
   Insight Communications Co., Inc.*                   4,277            49,742
   Primedia, Inc.*                                    10,852            44,385
   Gemstar-TV Guide International, Inc.*               9,988            29,564
   Catalina Marketing Corp.                              908            20,648
                                                               ---------------
TOTAL MEDIA                                                          2,680,900
                                                               ---------------
   HOUSEHOLD DURABLES 1.5%
   Champion Enterprises, Inc.*                        34,412           508,610
   Brookfield Homes Corp.                              6,825           378,992
   Yankee Candle Co., Inc.                            12,708           311,346
   WCI Communities, Inc.*+                            10,603           300,807
   Levitt Corp. -- Class A                             7,645           175,376
   Interface, Inc. -- Class A*                        20,704           171,015
   Maytag Corp.                                        6,436           117,521
   Blount International, Inc.*                         4,792            84,531
   Technical Olympic USA, Inc.                         1,603            41,935
   Beazer Homes USA, Inc.+                               599            35,143
   William Lyon Homes, Inc.*+                            206            31,971
   Meritage Homes Corp.*                                 130             9,966
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             2,167,213
                                                               ---------------
   TEXTILES & APPAREL 0.6%
   K-Swiss, Inc. -- Class A                            8,577           253,622
   Phillips-Van Heusen Corp.                           8,002           248,222
   Oxford Industries, Inc.+                            2,571           116,003
   Quiksilver, Inc.*+                                  6,881            99,430
   Wolverine World Wide, Inc.                          3,961            83,379
   Deckers Outdoor Corp.*+                             1,676            40,325
   Charles & Colvard Ltd.                                409            10,209
   Carter's, Inc.*                                       166             9,429
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               860,619
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.5%
   Coldwater Creek, Inc.*+                             9,489           239,313
   Nutri/System, Inc.*+                                6,023           150,695
   Stamps.com, Inc.*                                   7,581           130,469
   1-800-FLOWERS.com, Inc.*                           10,738            75,273
   Audible, Inc.*+                                     5,278            64,867
   Priceline.com, Inc.*                                2,763            53,381
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                        713,998
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Sotheby's Holdings, Inc. -- Class A*               17,174           287,149
   Jackson Hewitt Tax Service, Inc.                    6,102           145,899

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Corinthian Colleges, Inc.*                          8,910   $       118,236
   DeVry, Inc.*+                                       5,857           111,576
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   662,860
                                                               ---------------
   AUTO COMPONENTS 0.3%
   Visteon Corp.                                      12,542           122,661
   ArvinMeritor, Inc.                                  6,186           103,430
   Goodyear Tire & Rubber Co.*+                        6,316            98,466
   Exide Technologies*+                                9,689            49,220
   LKQ Corp.*                                          1,317            39,773
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  413,550
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Jakks Pacific, Inc.*+                              11,800           191,514
   SCP Pool Corp.                                      3,090           107,934
   Callaway Golf Co.+                                  5,358            80,852
   Nautilus, Inc.+                                       828            18,274
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     398,574
                                                               ---------------
   AUTOMOBILES 0.3%
   Winnebago Industries, Inc.+                        11,298           327,303
   Thor Industries, Inc.+                              1,859            63,206
                                                               ---------------
TOTAL AUTOMOBILES                                                      390,509
                                                               ---------------
   DISTRIBUTORS 0.2%
   Building Material Holding Corp.                     3,269           304,638
                                                               ---------------
TOTAL DISTRIBUTORS                                                     304,638
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 0.2%
   Alderwoods Group, Inc.*                            18,492           302,899
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 302,899
                                                               ---------------
   MULTILINE RETAIL 0.1%
   ShopKo Stores, Inc.*                                2,784            71,048
   Big Lots, Inc.*                                     3,878            42,619
   99 Cents Only Stores*                               3,961            36,639
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 150,306
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        17,120,892
                                                               ---------------
INDUSTRIALS 11.5%
   COMMERCIAL SERVICES & SUPPLIES 2.6%
   Resources Connection, Inc.*                        16,483           488,391
   Brady Corp. -- Class A+                            11,777           364,380
   Imagistics International, Inc.*                     7,643           319,860
   NCO Group, Inc.*+                                  12,971           267,981
   Kelly Services, Inc.                                8,409           257,820
   FTI Consulting, Inc.*                               9,738           245,982
   Korn/Ferry International, Inc.*                    13,716           224,805
   Navigant Consulting, Inc.*                         10,147           194,416
   Teletech Holdings, Inc.*                           16,709           167,424
   Heidrick & Struggles
      International, Inc.*                             5,145           166,595
   Labor Ready, Inc.*+                                 5,687           145,872
   Portfolio Recovery
      Associates, Inc.*+                               3,299           142,451
   Mine Safety Appliances Co.                          3,538           136,921

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   John H. Harland Co.                                 2,973   $       132,001
   DiamondCluster
      International, Inc. -- Class A*                 13,949           105,733
   Rollins, Inc.                                       4,545            88,718
   Healthcare Services Group                           3,961            76,249
   Duratek, Inc.*                                      3,492            63,834
   Clean Harbors, Inc.*                                1,726            58,598
   Mobile Mini, Inc.*+                                 1,279            55,445
   CRA International, Inc.*                            1,008            42,024
   Waste Connections, Inc.*+                             828            29,046
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 3,774,546
                                                               ---------------
   MACHINERY 2.2%
   Kennametal, Inc.+                                   9,033           442,978
   Gardner Denver, Inc.*                               7,490           334,054
   JLG Industries, Inc.                                8,747           320,053
   Watts Industries, Inc. -- Class A                  10,306           297,328
   Wabash National Corp.+                             13,922           273,707
   Mueller Industries, Inc.                            9,453           262,510
   Barnes Group, Inc.                                  7,128           255,610
   Actuant Corp. -- Class A                            4,460           208,728
   Terex Corp.*                                        2,684           132,670
   Middleby Corp.*                                     1,714           124,265
   Toro Co.                                            2,800           102,928
   EnPro Industries, Inc.*                             2,612            87,998
   Tecumseh Products Co. -- Class A                    3,930            84,574
   Titan International, Inc.                           6,113            83,931
   Wabtec Corp.                                        2,644            72,128
   ESCO Technologies, Inc.*+                           1,356            67,895
   Dynamic Materials Corp.                             1,074            47,149
   Joy Global, Inc.                                      685            34,565
   Bucyrus International, Inc. --
      Class A                                            326            16,016
   Sun Hydraulics Corp.                                  499            12,126
                                                               ---------------
TOTAL MACHINERY                                                      3,261,213
                                                               ---------------
   AEROSPACE & DEFENSE 1.5%
   Armor Holdings, Inc.*+                             10,147           436,422
   Triumph Group, Inc.*                                7,420           275,801
   DRS Technologies, Inc.                              5,275           260,374
   Aviall, Inc.*                                       7,164           242,000
   Moog, Inc. -- Class A*+                             7,284           215,024
   United Industrial Corp./NY                          4,540           162,305
   Cubic Corp.+                                        7,274           124,531
   Innovative Solutions &
      Support, Inc.*+                                  6,188            96,100
   Esterline Technologies Corp.*+                      2,177            82,486
   EDO Corp.                                           2,541            76,306
   BE Aerospace, Inc.*                                 4,340            71,914
   Teledyne Technologies, Inc.*                        1,902            65,562
   Ionatron, Inc.*+                                    6,186            62,355
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                            2,171,180
                                                               ---------------

                                              See Notes to Financial Statements.


42 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   BUILDING PRODUCTS 1.1%
   York International Corp.                            9,239   $       518,031
   Lennox International, Inc.                         17,501           479,702
   NCI Building Systems, Inc.*+                        9,738           397,213
   ElkCorp                                             7,264           259,833
                                                               ---------------
TOTAL BUILDING PRODUCTS                                              1,654,779
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.1%
   Genlyte Group, Inc.*+                               7,839           376,899
   Woodward Governor Co.                               4,091           347,940
   A.O. Smith Corp.                                    7,839           223,411
   Artesyn Technologies, Inc.*+                       16,665           154,985
   General Cable Corp.*                                8,503           142,850
   II-Vi, Inc.*                                        7,350           130,389
   Thomas & Betts Corp.*                               3,738           128,625
   Energy Conversion Devices, Inc.*+                   1,387            62,249
   GrafTech International Ltd.*                        7,759            42,131
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                           1,609,479
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.7%
   Washington Group
      International, Inc.*+                            7,689           414,360
   Shaw Group, Inc.*+                                 13,869           342,009
   EMCOR Group, Inc.*+                                 3,812           226,052
   URS Corp.*                                          1,653            66,765
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                     1,049,186
                                                               ---------------
   ROAD & RAIL 0.7%
   Arkansas Best Corp.+                                9,609           335,066
   Old Dominion Freight Line, Inc.*                    6,905           231,248
   Kansas City Southern*                               7,613           177,459
   Amerco, Inc.*                                       3,025           176,025
   Swift Transportation Co., Inc.*+                    4,357            77,119
   Laidlaw International, Inc.                         1,523            36,811
                                                               ---------------
TOTAL ROAD & RAIL                                                    1,033,728
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.7%
   Applied Industrial
      Technologies, Inc.                               8,182           293,570
   Watsco, Inc.+                                       5,471           290,565
   GATX Corp.+                                         7,328           289,822
   WESCO International, Inc.*+                         4,210           142,593
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                               1,016,550
                                                               ---------------
   AIRLINES 0.3%
   Alaska Air Group, Inc.*+                            6,602           191,854
   Mesa Air Group, Inc.*+                             14,085           116,201
   AirTran Holdings, Inc.*+                            7,101            89,899
   Northwest Airlines Corp.*+                          4,287             2,851
                                                               ---------------
TOTAL AIRLINES                                                         400,805
                                                               ---------------
   AIR FREIGHT & COURIERS 0.2%
   Pacer International, Inc.                           9,014           237,609
   HUB Group, Inc. -- Class A*                         3,472           127,457
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           365,066
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   INDUSTRIAL CONGLOMERATES 0.2%
   Walter Industries, Inc.                             4,410   $       215,737
   Tredegar Corp.                                      8,545           111,171
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         326,908
                                                               ---------------
   MARINE 0.2%
   Kirby Corp.*                                        5,457           269,740
                                                               ---------------
TOTAL MARINE                                                           269,740
                                                               ---------------
TOTAL INDUSTRIALS                                                   16,933,180
                                                               ---------------
HEALTH CARE 9.7%
   HEALTH CARE EQUIPMENT & SUPPLIES 3.6%
   Sybron Dental Specialties, Inc.*                   11,135           462,993
   Intuitive Surgical, Inc.*+                          6,063           444,357
   Advanced Neuromodulation
      Systems, Inc.*+                                  8,747           415,133
   Steris Corp.                                       16,889           401,789
   Haemonetics Corp./MA*                               7,755           368,595
   Hologic, Inc.*                                      5,977           345,172
   West Pharmaceutical Services, Inc.                 11,082           328,803
   Intermagnetics General Corp.*                      11,484           320,863
   Conmed Corp.*                                      11,021           307,265
   Mentor Corp.+                                       5,115           281,376
   Varian, Inc.*+                                      6,471           222,085
   Immucor, Inc.*+                                     7,237           198,583
   Palomar Medical
      Technologies, Inc.*+                             6,225           163,282
   Ventana Medical Systems, Inc.*                      3,798           144,590
   Molecular Devices Corp.*                            6,422           134,156
   Thoratec Corp.*                                     7,432           131,992
   Biosite, Inc.*                                      1,816           112,338
   Cantel Medical Corp.*+                              5,278           111,049
   Laserscope*+                                        3,499            98,602
   SonoSite, Inc.*                                     3,279            97,321
   Align Technology, Inc.*+                           14,232            95,639
   Aspect Medical Systems, Inc.*                       2,481            73,512
   DJ Orthopedics, Inc.*+                              1,397            40,429
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               5,299,924
                                                               ---------------
   BIOTECHNOLOGY 2.9%
   United Therapeutics Corp.*+                         7,340           512,332
   Cubist Pharmaceuticals, Inc.*+                     17,727           381,840
   Serologicals Corp.*+                               16,056           362,223
   Myriad Genetics, Inc.*                             13,420           293,361
   Vertex Pharmaceuticals, Inc.*+                     12,728           284,471
   Exelixis, Inc.*                                    32,266           247,480
   Medarex, Inc.*+                                    25,349           241,322
   Rigel Pharmaceuticals, Inc.*                        8,002           190,208
   Keryx Biopharmaceuticals, Inc.*+                   11,135           175,488
   Enzo Biochem, Inc.*                                10,816           166,134
   Pharmion Corp.*+                                    7,078           154,371
   Geron Corp.*                                       14,902           153,044
   Zymogenetics, Inc.*                                 9,266           152,889
   Enzon Pharmaceuticals, Inc.*                       20,564           136,339

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Senomyx, Inc.*                                      6,765   $       115,208
   Ligand Pharmaceuticals, Inc. --
      Class B*                                         8,827            89,475
   Renovis, Inc.*                                      6,602            89,325
   Eyetech Pharmaceuticals, Inc.*+                     4,866            87,393
   Neurocrine Biosciences, Inc.*                       1,653            81,311
   Genitope Corp.*+                                   11,135            77,277
   Albany Molecular Research, Inc.*                    5,198            63,312
   Northfield Laboratories, Inc.*+                     4,127            53,238
   Martek Biosciences Corp.*+                          1,487            52,238
   Progenics Pharmaceuticals, Inc.*                    1,836            43,532
   Digene Corp.*                                       1,487            42,380
   Onyx Pharmaceuticals, Inc.*                           828            20,683
   Alkermes, Inc.*+                                    1,074            18,043
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                  4,284,917
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 2.3%
   Chemed Corp.                                        8,930           387,026
   Magellan Health Services, Inc.*                    10,094           354,804
   Kindred Healthcare, Inc.*                           9,445           281,461
   Ventiv Health, Inc.*                                9,596           251,511
   Apria Healthcare Group, Inc.*                       7,458           237,985
   Genesis HealthCare Corp.*                           5,354           215,873
   Per-Se Technologies, Inc.*+                        10,124           209,162
   Pediatrix Medical Group, Inc.*+                     2,636           202,497
   WellCare Health Plans, Inc.*                        4,638           171,838
   American Retirement Corp.*                          6,602           124,316
   Owens & Minor, Inc.                                 3,961           116,255
   The Trizetto Group, Inc.*                           8,002           112,988
   Centene Corp.*                                      4,343           108,705
   American Healthways, Inc.*                          1,905            80,772
   Hanger Orthopedic Group, Inc.*                     10,394            80,034
   Sierra Health Services, Inc.*                       1,124            77,410
   Parexel International Corp.*                        3,712            74,574
   Odyssey HealthCare, Inc.*                           4,247            72,072
   Beverly Enterprises, Inc.*+                         3,299            40,413
   AMN Healthcare Services, Inc.*                      2,225            34,421
   Allscripts Healthcare
      Solutions, Inc.*+                                1,653            29,787
   Computer Programs &
      Systems, Inc.                                      828            28,599
   LCA-Vision, Inc.                                      166             6,162
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               3,298,665
                                                               ---------------
   PHARMACEUTICALS 0.9%
   Connetics Corp.*+                                  16,312           275,836
   Par Pharmaceutical Cos., Inc.*                      9,941           264,630
   KV Pharmaceutical Co.*                             14,151           251,463
   Andrx Corp.*                                       14,767           227,855
   First Horizon
      Pharmaceutical Corp.*+                           7,297           144,991

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MGI Pharma, Inc.*                                   3,552   $        82,797
   Hi-Tech Pharmacal Co., Inc.*                        2,391            71,921
   CNS, Inc.                                           2,724            71,015
                                                               ---------------
TOTAL PHARMACEUTICALS                                                1,390,508
                                                               ---------------
TOTAL HEALTH CARE                                                   14,274,014
                                                               ---------------
ENERGY 5.0%
   OIL & GAS 2.6%
   Cimarex Energy Co.*+                               10,863           492,420
   Frontier Oil Corp.                                  7,673           340,298
   Cheniere Energy, Inc.*+                             6,532           270,163
   Berry Petroleum Co. -- Class A                      3,253           216,943
   Petroleum Development Corp.*                        5,438           208,493
   Swift Energy Co.*+                                  4,492           205,509
   St. Mary Land & Exploration Co.                     5,278           193,175
   Whiting Petroleum Corp.*                            4,357           191,011
   Harvest Natural Resources, Inc.*                   17,337           186,026
   Holly Corp.                                         2,654           169,803
   USEC, Inc.                                         13,037           145,493
   TransMontaigne, Inc.*                              17,172           137,204
   KFX, Inc.*+                                         7,653           131,019
   Forest Oil Corp.*                                   2,501           130,302
   Meridian Resource Corp.*                           29,372           122,481
   Atlas America, Inc.*                                2,353           114,944
   Comstock Resources, Inc.*                           3,472           113,916
   ATP Oil & Gas Corp.*+                               3,223           105,843
   Energy Partners Ltd.*                               2,622            81,859
   Denbury Resources, Inc.*                            1,512            76,265
   Resource America, Inc. -- Class A                   3,963            70,264
   Tesoro Corp.                                          878            59,037
   Vintage Petroleum, Inc.                             1,094            49,952
                                                               ---------------
TOTAL OIL & GAS                                                      3,812,420
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 2.4%
   Cal Dive International, Inc.*+                      7,520           476,843
   Global Industries, Ltd.*+                          25,708           378,936
   Grey Wolf, Inc.*                                   43,332           365,289
   Lone Star Technologies, Inc.*+                      6,386           354,998
   Atwood Oceanics, Inc.*+                             3,840           323,366
   NS Group, Inc.*                                     7,494           294,139
   Veritas DGC, Inc.*+                                 7,430           272,087
   Todco -- Class A*                                   5,471           228,195
   Hydril*+                                            2,818           193,428
   Superior Energy Services*                           6,266           144,682
   Offshore Logistics, Inc.*                           3,747           138,639
   Pioneer Drilling Co.*                               5,777           112,767
   Maverick Tube Corp.*+                               3,549           106,470
   Unit Corp.*                                         1,271            70,261
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    3,460,100
                                                               ---------------
TOTAL ENERGY                                                         7,272,520
                                                               ---------------

                                              See Notes to Financial Statements.


44 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

MATERIALS 3.5%
   METALS & MINING 1.7%
   Reliance Steel & Aluminum Co.                       9,784   $       517,867
   Quanex Corp.                                        5,029           333,020
   AK Steel Holding Corp.*                            37,823           324,143
   Commercial Metals Co.+                              9,265           312,601
   Cleveland-Cliffs, Inc.+                             2,870           250,006
   Carpenter Technology Corp.                          3,516           206,073
   Century Aluminum Co.*+                              5,194           116,761
   Oregon Steel Mills, Inc.*                           3,802           106,076
   Aleris International, Inc.*                         3,798           104,255
   Allegheny Technologies, Inc.+                       2,365            73,268
   Wheeling-Pittsburgh Corp.*                          4,051            67,773
   Hecla Mining Co.*+                                 12,195            53,414
   Coeur d'Alene Mines Corp.*                          2,973            12,576
                                                               ---------------
TOTAL METALS & MINING                                                2,477,833
                                                               ---------------
   CHEMICALS 0.7%
   Georgia Gulf Corp.                                  6,113           147,201
   Westlake Chemical Corp.+                            4,845           131,203
   Airgas, Inc.                                        4,337           128,505
   Cytec Industries, Inc.                              2,654           115,131
   W.R. Grace & Co.*+                                 12,638           113,110
   FMC Corp.*                                          1,926           110,206
   Ferro Corp.                                         4,866            89,145
   Minerals Technologies, Inc.+                        1,096            62,702
   Olin Corp.+                                         1,726            32,777
   Spartech Corp.                                      1,573            30,736
   Wellman, Inc.                                       4,786            30,295
   Terra Industries, Inc.*                             2,644            17,583
                                                               ---------------
TOTAL CHEMICALS                                                      1,008,594
                                                               ---------------
   CONTAINERS & PACKAGING 0.5%
   Silgan Holdings, Inc.                              10,040           333,930
   Crown Holdings, Inc.*                               7,543           120,235
   Greif, Inc. -- Class A                              1,902           114,310
   AptarGroup, Inc.                                    2,102           104,701
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           673,176
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.3%
   Potlatch Corp.+                                     7,829           408,048
   Bowater, Inc.+                                      3,712           104,938
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          512,986
                                                               ---------------
   CONSTRUCTION MATERIALS 0.3%
   Eagle Materials, Inc.+                              3,798           460,963
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           460,963
                                                               ---------------
TOTAL MATERIALS                                                      5,133,552
                                                               ---------------
UTILITIES 2.4%
   GAS UTILITIES 0.9%
   Southwest Gas Corp.                                13,983           382,994
   Northwest Natural Gas Co.                           9,738           362,448

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Laclede Group, Inc.                                 9,778   $       317,687
   South Jersey Industries, Inc.                       3,858           112,422
   Atmos Energy Corp.                                  3,798           107,294
   Southern Union Co.*                                 2,086            53,749
   Energen Corp.                                         296            12,805
                                                               ---------------
TOTAL GAS UTILITIES                                                  1,349,399
                                                               ---------------
   ELECTRIC UTILITIES 0.9%
   Cleco Corp.                                        16,611           391,687
   IDACORP, Inc.+                                     12,960           390,485
   Sierra Pacific Resources*+                         15,136           224,770
   Otter Tail Power Co.                                4,608           142,571
   Duquesne Light Holdings, Inc.+                      2,874            49,462
   El Paso Electric Co.*                               1,726            35,987
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             1,234,962
                                                               ---------------
   MULTI-UTILITIES 0.4%
   NorthWestern Corp.                                 12,788           386,070
   Calpine Corp.*+                                    46,132           119,482
   PNM Resources, Inc.+                                2,884            82,684
   CMS Energy Corp.*+                                  2,451            40,319
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  628,555
                                                               ---------------
   WATER UTILITIES 0.2%
   American States Water Co.                           7,921           265,036
                                                               ---------------
TOTAL WATER UTILITIES                                                  265,036
                                                               ---------------
TOTAL UTILITIES                                                      3,477,952
                                                               ---------------
CONSUMER STAPLES 1.9%
   FOOD PRODUCTS 0.9%
   Chiquita Brands International, Inc.+               13,808           385,934
   Ralcorp Holdings, Inc.                              5,893           247,034
   Gold Kist, Inc.*                                   10,227           199,938
   Delta & Pine Land Co.                               6,522           172,246
   Seaboard Corp.                                         78           107,094
   Lance, Inc.                                         5,178            90,408
   Hain Celestial Group, Inc.*+                        4,367            84,720
                                                               ---------------
TOTAL FOOD PRODUCTS                                                  1,287,374
                                                               ---------------
   FOOD & DRUG RETAILING 0.5%
   Longs Drug Stores Corp.                             6,745           289,293
   Nash Finch Co.+                                     2,973           125,431
   United Natural Foods, Inc.*+                        2,724            96,321
   Smart & Final, Inc.*                                6,034            78,080
   Great Atlantic & Pacific Tea Co.*                   2,391            67,809
   Spartan Stores, Inc.*                               5,448            56,114
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            713,048
                                                               ---------------
   PERSONAL PRODUCTS 0.3%
   Playtex Products, Inc.*                            16,830           185,130
   Nu Skin Enterprises, Inc.                           9,567           182,251
   Chattem, Inc.*                                      3,552           126,096
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                493,477
                                                               ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co.*                         5,205   $       235,526
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               235,526
                                                               ---------------
   BEVERAGES 0.1%
   Hansen Natural Corp.*+                              2,594           122,126
                                                               ---------------
TOTAL BEVERAGES                                                        122,126
                                                               ---------------
TOTAL CONSUMER STAPLES                                               2,851,551
                                                               ---------------
TELECOMMUNICATION SERVICES 1.2%
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   USA Mobility, Inc.*                                 9,030           243,629
   UbiquiTel, Inc.*                                   24,615           215,135
   Dobson Communications Corp. --
      Class A*+                                       27,628           212,183
   SBA Communications Corp.*                           8,910           137,660
   Alamosa Holdings, Inc.*+                            7,819           133,783
                                                               ---------------
TOTAL WIRELESS
   TELECOMMUNICATION SERVICES                                          942,390
                                                               ---------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
   Commonwealth Telephone
      Enterprises, Inc.                                8,501           320,488
   Iowa Telecommunications
      Services, Inc.                                  10,563           177,670
   Golden Telecom, Inc.+                               5,095           160,849
   Premiere Global Services, Inc.*                    18,562           151,837
   Level 3 Communications, Inc.*+                     21,372            49,583
   Broadwing Corp.*+                                   6,023            30,055
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                          890,482
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     1,832,872
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $98,644,218)                                              112,518,186
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 17.2%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $14,325,390   $    14,325,390
   3.24% due 10/03/05                             10,910,504        10,910,504
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $25,235,894)                                               25,235,894
                                                               ---------------
SECURITIES LENDING COLLATERAL 11.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                             16,702,851        16,702,851
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $16,702,851)                                               16,702,851
                                                               ---------------
TOTAL INVESTMENTS 105.3%
   (Cost $140,582,963)                                         $   154,456,931
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (5.3)%                                       $    (7,827,482)
                                                               ===============
NET ASSETS - 100.0%                                            $   146,629,449

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $49,371,630)                                737   $       286,746
                                                               ===============

                                                       UNITS
                                                      ------
EQUITY INDEX SWAP AGREEMENT
November 2005 Russell 2000 Index
   Swap, Maturing 11/25/05**
   (Notional Market Value
   $57,770,919)                                       86,509   $       916,494
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 9.

      REIT--REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


46 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 104.7%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $29,041,813   $    29,041,813
   3.24% due 10/03/05                             22,118,828        22,118,828
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $51,160,641)                                               51,160,641
                                                               ---------------
TOTAL INVESTMENTS 104.7%
   (Cost $51,160,641)                                          $    51,160,641
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.7)%                                       $    (2,296,680)
                                                               ===============
NET ASSETS - 100.0%                                            $    48,863,961

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2005 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $1,004,850)                                  15   $         9,865
                                                               ===============

                                                       UNITS
                                                      ------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
November 2005 Russell 2000 Index
   Swap, Maturing 11/25/05*
   (Notional Market Value
   $47,895,844)                                       71,722   $      (590,382)
                                                               ===============

*     PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS 94.6%
U.S. Treasury Bond
   5.38% due 02/15/31                         $   64,806,000   $    72,633,350
                                                               ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $66,146,879)                                               72,633,350
                                                               ---------------
REPURCHASE AGREEMENTS 5.9%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                              2,564,638         2,564,638
   3.24% due 10/03/05                              1,953,280         1,953,280
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,517,918)                                                 4,517,918
                                                               ---------------
TOTAL INVESTMENTS 100.5%
   (Cost $70,664,797)                                          $    77,151,268
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (0.5)%                                       $      (404,025)
                                                               ===============
NET ASSETS - 100.0%                                            $    76,747,243

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 U.S. Treasury
   Bond Futures Contracts
   (Aggregate Market Value of
   Contracts $27,922,750)                                244   $      (318,864)
                                                               ===============

                                              See Notes to Financial Statements.


48 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   JUNO MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 64.0%
Fannie Mae*
   3.45% due 10/19/05                            $50,000,000    $   49,923,333
Farmer Mac*
   3.35% due 10/06/05                             50,000,000        49,986,042
   3.51% due 10/28/05                             50,000,000        49,878,125
   3.64% due 11/28/05                             25,000,000        24,858,444
   3.76% due 12/30/05                             25,000,000        24,770,222
Federal Farm Credit Bank*
   3.72% due 12/06/05                             25,000,000        24,834,667
Federal Home Loan Bank*
   3.58% due 10/12/05                             50,000,000        49,955,250
   3.46% due 10/21/05                             50,000,000        49,913,500
   3.48% due 10/26/05                             50,000,000        49,888,833
   3.50% due 10/26/05                             50,000,000        49,888,195
   3.58% due 11/17/05                             50,000,000        49,776,250
   3.59% due 11/18/05                             50,000,000        49,770,639
   3.73% due 12/23/05                             50,000,000        49,580,375
   3.76% due 01/18/06                             50,000,000        49,441,222
   3.72% due 11/25/05                             40,000,000        39,780,933
   3.50% due 10/12/05                             25,000,000        24,978,125
   3.58% due 11/14/05                             25,000,000        24,895,583
   3.67% due 11/25/05                             25,000,000        24,864,924
   3.79% due 12/23/05                             25,000,000        24,786,813
Freddie Mac*
   3.42% due 10/11/05                             50,000,000        49,962,000
   3.64% due 10/18/05                             50,000,000        49,924,167
   3.42% due 11/01/05                             50,000,000        49,862,250
   3.49% due 11/02/05                             50,000,000        49,854,583
   3.51% due 11/15/05                             50,000,000        49,790,375
   3.59% due 11/15/05                             50,000,000        49,785,597
   3.62% due 11/22/05                             50,000,000        49,748,611
   3.75% due 12/20/05                             50,000,000        49,593,750
   3.63% due 12/30/05                             50,000,000        49,556,333
   3.42% due 10/03/05                             25,000,000        25,000,000
   3.52% due 11/01/05                             25,000,000        24,929,111
   3.53% due 11/01/05                             25,000,000        24,928,910
   3.42% due 11/28/05                             25,000,000        24,867,000
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,309,574,162)                                         1,309,574,162
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
December 2005 U.S. Treasury Bond Futures
   Contracts Expiring November 2005 with
   strike price of 1300                                7,890   $            --
December 2005 U.S. Treasury Bond Futures
   Contracts Expiring November 2005 with
   strike price of 1240                                  219                --
December 2005 U.S. Treasury Bond Futures
   Contracts Expiring November 2005 with
   strike price of 1290                                  200                --
                                                               ---------------
TOTAL OPTIONS PURCHASED
   (Cost $165,141)                                                          --
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------
REPURCHASE AGREEMENTS 103.3%
Joint Repurchase Agreement (Note 6)
   3.25% due 10/03/05                         $  423,801,260       423,801,260
   3.24% due 10/03/05                            322,775,543       322,775,543
Individual Repurchase Agreement
   Citigroup Global Market at
      2.35% due 10/03/05 (Secured
      by U.S. Treasury Bonds, at rate
      of 5.38% and maturing
      02/15/31 as collateral, with a
      Market Value of $907,000,000)
      and a Maturity Value of $889,389,824       889,215,686       889,215,686
Individual Repurchase Agreement
   Lehman Brothers, Inc. at 2.30%
      due 10/03/05 (Secured by U.S.
      Treasury Bonds, at a rate of 5.38% and
      maturing 02/15/31 as collateral,
      with a Market Value of $489,677,963)
      and a Maturity Value of $480,157,012       480,065,000       480,065,000
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,115,857,489)                                         2,115,857,489
                                                               ---------------
TOTAL INVESTMENTS 167.3%
   (Cost $3,425,596,792)                                       $ 3,425,431,651
                                                               ===============

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   JUNO MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS SOLD SHORT (68.1)%
U.S. Treasury Bond at 5.38% due 02/15/31      $1,244,310,000   $(1,394,599,317)
                                                               ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   SOLD SHORT
   (Cost $1,413,731,318)                                        (1,394,599,317)
                                                               ---------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (0.8)%                                       $    16,735,620
                                                               ===============
NET ASSETS - 100.0%                                            $ 2,047,567,954

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2005 U.S. Treasury Bond
   Futures Contracts (Aggregate Market
   Value of Contracts $ 950,861,188)                   8,309   $    19,009,021
                                                               ===============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                                              See Notes to Financial Statements.


50 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 81.8%

FINANCIALS 28.4%
   BANKS 16.3%
   HSBC Holdings PLC -- SP ADR                        52,370   $     4,254,015
   Banco Santander Central
      Hispano SA -- SP ADR                           192,270         2,532,196
   Banco Bilbao Vizcaya
      Argentaria SA -- SP ADR                        138,650         2,431,921
   Barclays PLC -- SP ADR                             54,820         2,235,560
   Lloyds TSB Group PLC -- SP ADR                     59,180         1,966,551
   ABN AMRO Holding NV -- SP ADR                      76,410         1,833,840
                                                               ---------------
TOTAL BANKS                                                         15,254,083
                                                               ---------------
   CAPITAL MARKETS 7.1%
   UBS AG                                             39,700         3,394,350
   Credit Suisse Group -- SP ADR                      37,530         1,669,334
   Deutsche Bank AG                                   16,190         1,514,089
                                                               ---------------
TOTAL CAPITAL MARKETS                                                6,577,773
                                                               ---------------
   INSURANCE 2.9%
   AXA -- SP ADR                                      55,960         1,540,579
   Allianz AG -- SP ADR                               87,350         1,180,098
                                                               ---------------
TOTAL INSURANCE                                                      2,720,677
                                                               ---------------
   DIVERSIFIED FINANCIALS 2.1%
   ING Groep NV -- SP ADR                             66,320         1,975,673
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                         1,975,673
                                                               ---------------
TOTAL FINANCIALS                                                    26,528,206
                                                               ---------------
ENERGY 14.7%
   OIL & GAS 14.7%
   BP PLC -- SP ADR                                   79,840         5,656,664
   Total SA -- SP ADR                                 27,760         3,770,363
   Royal Dutch Shell PLC -- SP ADR                    44,440         2,917,042
   ENI-Ente Nazionale Idrocarburi --
      SP ADR                                           9,220         1,365,482
                                                               ---------------
TOTAL OIL & GAS                                                     13,709,551
                                                               ---------------
TOTAL ENERGY                                                        13,709,551
                                                               ---------------
HEALTH CARE 11.8%
   PHARMACEUTICALS 11.6%
   Novartis AG -- SP ADR                              76,760         3,914,760
   GlaxoSmithKline PLC -- SP ADR                      73,240         3,755,747
   AstraZeneca PLC -- SP ADR                          44,120         2,078,052
   Schering AG -- SP ADR                               7,940           503,396
   Teva Pharmaceutical Industries
      Ltd. -- SP ADR                                   5,620           187,820
   Shire Pharmaceuticals PLC -- SP ADR                 5,050           186,800
   Sanofi-Aventis SA -- ADR                            4,160           172,848
                                                               ---------------
TOTAL PHARMACEUTICALS                                               10,799,423
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
  Alcon, Inc.                                          1,610   $       205,887
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 205,887
                                                               ---------------
TOTAL HEALTH CARE                                                   11,005,310
                                                               ---------------
TELECOMMUNICATION SERVICES 9.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 5.1%
   Telefonica SA                                      33,870         1,670,468
   Deutsche Telekom AG -- SP ADR                      56,040         1,022,170
   France Telecom SA -- SP ADR                        31,960           918,850
   Telecom Italia -- SP ADR                           19,070           621,682
   BT Group PLC -- SP ADR                             12,570           498,275
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                        4,731,445
                                                               ---------------
   WIRELESS TELECOMMUNICATION SERVICES 4.0%
   Vodafone Group PLC -- SP ADR                      143,660         3,730,850
                                                               ---------------
TOTAL WIRELESS
   TELECOMMUNICATION SERVICES                                        3,730,850
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     8,462,295
                                                               ---------------
CONSUMER STAPLES 5.7%
   FOOD PRODUCTS 3.4%
   Unilever NV                                        27,750         1,982,738
   Cadbury Schweppes PLC -- SP ADR                    30,080         1,225,158
                                                               ---------------
TOTAL FOOD PRODUCTS                                                  3,207,896
                                                               ---------------
   BEVERAGES 2.3%
   Diageo PLC -- SP ADR                               37,340         2,166,093
                                                               ---------------
TOTAL BEVERAGES                                                      2,166,093
                                                               ---------------
TOTAL CONSUMER STAPLES                                               5,373,989
                                                               ---------------
INFORMATION TECHNOLOGY 3.9%
   COMMUNICATIONS EQUIPMENT 3.0%
   Nokia OYJ -- SP ADR                                94,230         1,593,429
   Telefonaktiebolaget LM
      Ericsson -- SP ADR*                             33,190         1,222,720
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       2,816,149
                                                               ---------------
   SOFTWARE 0.9%
   SAP AG -- SP ADR                                   19,020           824,136
                                                               ---------------
TOTAL SOFTWARE                                                         824,136
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         3,640,285
                                                               ---------------
CONSUMER DISCRETIONARY 2.6%
   AUTOMOBILES 1.1%
   DaimlerChrysler AG                                 18,730           994,938
                                                               ---------------
TOTAL AUTOMOBILES                                                      994,938
                                                               ---------------
   TEXTILES & APPAREL 0.9%
   Luxottica Group                                    35,040           872,846
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               872,846
                                                               ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 0.6%
   Koninklijke Philips Electronics NV                 22,960   $       612,573
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               612,573
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         2,480,357
                                                               ---------------
MATERIALS 2.3%
   CHEMICALS 1.3%
   BASF AG -- SP ADR                                  15,840         1,194,336
                                                               ---------------
TOTAL CHEMICALS                                                      1,194,336
                                                               ---------------
   METALS & MINING 1.0%
   Anglo American PLC -- ADR                          31,930           964,286
                                                               ---------------
TOTAL METALS & MINING                                                  964,286
                                                               ---------------
TOTAL MATERIALS                                                      2,158,622
                                                               ---------------
UTILITIES 2.1%
   ELECTRIC UTILITIES 1.6%
   E.ON AG -- SP ADR                                  50,030         1,538,423
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             1,538,423
                                                               ---------------
   MULTI-UTILITIES 0.5%
   Suez SA -- SP ADR                                  14,420           418,468
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  418,468
                                                               ---------------
TOTAL UTILITIES                                                      1,956,891
                                                               ---------------
INDUSTRIALS 1.2%
   INDUSTRIAL CONGLOMERATES 1.2%
   Siemens AG -- SP ADR                               14,290         1,105,046
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                       1,105,046
                                                               ---------------
TOTAL INDUSTRIALS                                                    1,105,046
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $73,218,960)                                               76,420,552
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                                 -----------
REPURCHASE AGREEMENTS 17.5%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05+                           $11,827,192        11,827,192
   3.24% due 10/03/05                              4,453,761         4,453,761
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $16,280,953)                                               16,280,953
                                                               ---------------
TOTAL INVESTMENTS 99.3%
   (Cost $89,499,913)                                          $    92,701,505
                                                               ===============
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                   $       690,215
                                                               ===============
NET ASSETS - 100.0%                                            $    93,391,720

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                       UNITS          (NOTE 1)
------------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENT
December 2005 Dow Jones
   STOXX 50 Index Swap,
   Maturing 12/14/05**
   (Notional Market Value $40,831,183)                10,390   $       295,636
                                                               ===============

 *    NON-INCOME PRODUCING SECURITY.

** PRICE RETURN BASED ON DOW JONES STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2005.

      ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


52 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 87.9%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05+                           $77,052,680   $    77,052,680
   3.24% due 10/03/05                             46,557,840        46,557,840
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $123,610,520)                                             123,610,520
                                                               ---------------
TOTAL INVESTMENTS 87.9%
   (Cost $123,610,520)                                            $123,610,520
                                                               ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 12.1%                                      $    17,040,109
                                                               ===============
NET ASSETS - 100.0%                                            $   140,650,629

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACT PURCHASED
December 2005 Nikkei 225 Index
   Futures Contracts
   (Aggregate Market Value of
   Contracts $55,158,450)                                807   $     4,078,436
December 2005 Yen Currency
   Exchange Futures Contracts
   (Aggregate Market Value of
   Contracts $54,815,475)                                494        (1,894,969)
                                                               ---------------
(TOTAL AGGREGATE MARKET VALUE
   OF CONTRACTS $109,973,925)                                  $     2,183,467
                                                               ===============

                                                       UNITS
                                                  ----------
EQUITY INDEX SWAP AGREEMENT
December 2005 Topix 100 Index
   Swap, Maturing 12/29/05*
   (Notional Market Value $118,386,830)           13,400,925   $     5,271,792
                                                               ===============

*     PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2005.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.9%

FINANCIALS 21.4%
   BANKS 7.6%
   South Financial Group, Inc.+                       11,697   $       313,947
   Whitney Holding Corp.                               9,933           268,588
   Amegy Bancorp, Inc.                                11,114           251,510
   First Bancorp Puerto Rico                          12,702           214,918
   United Bankshares, Inc.                             5,870           205,157
   Chittenden Corp.                                    7,300           193,523
   Wintrust Financial Corp.                            3,722           187,068
   Provident Bankshares Corp.                          5,167           179,708
   Susquehanna Bancshares, Inc.                        7,345           176,574
   Umpqua Holding Corp.+                               6,989           169,972
   Central Pacific Financial Corp. Co.                 4,777           168,055
   First Republic Bank+                                3,608           127,110
   Sterling Financial Corp./WA                         5,444           122,762
   Boston Private Financial
      Holdings, Inc.                                   4,430           117,572
   Community Bank System, Inc.                         4,757           107,508
   Sterling Bancshares, Inc./TX                        7,125           104,809
   Prosperity Bancshares, Inc.+                        3,370           101,943
   Gold Banc Corp., Inc.                               6,070            90,443
   Irwin Financial Corp.                               2,782            56,725
                                                               ---------------
TOTAL BANKS                                                          3,157,892
                                                               ---------------
   INSURANCE 4.5%
   ProAssurance Corp.*                                 4,870           227,283
   Selective Insurance Group, Inc.                     4,458           217,996
   Hilb Rogal & Hobbs Co.+                             5,602           209,067
   Delphi Financial Group, Inc. -- Class A             4,456           208,541
   UICI                                                5,509           198,324
   LandAmerica Financial Group, Inc.+                  2,836           183,347
   RLI Corp.                                           3,363           155,572
   Stewart Information Services Corp.                  2,852           146,022
   United Fire & Casualty Co.                          2,660           119,993
   Infinity Property & Casualty Corp.                  3,255           114,218
   Presidential Life Corp.                             3,376            60,768
   SCPIE Holdings Inc.*                                1,562            22,337
                                                               ---------------
TOTAL INSURANCE                                                      1,863,468
                                                               ---------------
   REAL ESTATE 4.2%
   New Century Financial Corp.                         8,852           321,062
   Colonial Properties Trust                           6,983           310,604
   Capital Automotive REIT                             6,469           250,415
   Lexington Corporate
      Properties Trust                                 8,139           191,674
   Entertainment Properties Trust                      4,064           181,376
   Commercial Net Lease Realty                         8,466           169,320
   Sovran Self Storage, Inc.                           2,586           126,585

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Glenborough Realty Trust, Inc.                      5,691   $       109,267
   Parkway Properties, Inc./MD                         2,221           104,209
                                                               ---------------
TOTAL REAL ESTATE                                                    1,764,512
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 3.7%
   Fremont General Corp.+                             10,277           224,347
   Commercial Federal Corp.                            6,001           204,874
   Downey Financial Corp.                              3,278           199,630
   MAF Bancorp, Inc.                                   4,324           177,284
   Brookline Bancorp, Inc.                             9,674           153,043
   FirstFed Financial Corp.*+                          2,600           139,906
   BankAtlantic Bancorp, Inc. -- Class A               7,050           119,779
   Bankunited Financial Corp. -- Class A               4,181            95,619
   Flagstar Bancorp, Inc.+                             5,478            88,196
   Anchor BanCorp Wisconsin, Inc.                      2,945            86,819
   Dime Community Bancshares                           4,375            64,400
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     1,553,897
                                                               ---------------
   CAPITAL MARKETS 0.8%
   Investment Technology
      Group, Inc.*                                     6,612           195,715
   Piper Jaffray Cos., Inc.*                           3,141            93,790
   SWS Group, Inc.                                     2,462            40,377
                                                               ---------------
TOTAL CAPITAL MARKETS                                                  329,882
                                                               ---------------
   CONSUMER FINANCE 0.3%
   Cash America International, Inc.                    4,596            95,367
   Rewards Network, Inc.*                              3,292            22,484
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 117,851
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.3%
   Financial Federal Corp.                             2,746           109,291
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                           109,291
                                                               ---------------
TOTAL FINANCIALS                                                     8,896,793
                                                               ---------------
INDUSTRIALS 20.3%
   COMMERCIAL SERVICES & SUPPLIES 4.6%
   United Stationers, Inc.*                            5,227           250,164
   School Specialty, Inc.*                             3,590           175,120
   Tetra Tech, Inc.*                                   8,957           150,657
   G & K Services, Inc. -- Class A                     3,315           130,578
   ABM Industries, Inc.                                6,049           125,880
   NCO Group, Inc.*+                                   5,049           104,312
   Imagistics International, Inc.*                     2,427           101,570
   Mobile Mini, Inc.*+                                 2,335           101,222
   Viad Corp.                                          3,507            95,916
   Heidrick & Struggles
      International, Inc.*                             2,935            95,035
   Consolidated Graphics, Inc.*                        1,861            80,116
   Bowne & Co., Inc.                                   5,351            76,466
   Coinstar, Inc.*                                     4,010            74,225

                                              See Notes to Financial Statements.


54 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Spherion Corp.*                                     9,555   $        72,618
   CDI Corp.                                           1,953            57,692
   Sourcecorp, Inc.*                                   2,463            52,807
   Central Parking Corp.                               3,226            48,229
   On Assignment, Inc.*                                3,981            34,037
   Standard Register Co.                               1,988            29,721
   Volt Information Sciences, Inc.*                    1,280            26,010
   Angelica Corp.                                      1,453            25,936
   PRG-Schultz International, Inc.*                    6,654            20,028
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,928,339
                                                               ---------------
   MACHINERY 3.8%
   Briggs & Stratton Corp.                             8,110           280,525
   Manitowoc Co., Inc.                                 4,727           237,532
   Albany International Corp. -- Class A               5,000           184,350
   Gardner Denver, Inc.*                               4,059           181,031
   Watts Industries, Inc. -- Class A                   3,988           115,054
   EnPro Industries, Inc.*                             3,295           111,009
   Stewart & Stevenson Services, Inc.                  4,570           108,994
   Barnes Group, Inc.                                  2,706            97,037
   Astec Industries, Inc.*                             2,721            77,249
   Valmont Industries, Inc.                            2,571            75,485
   Robbins & Myers, Inc.                               1,815            40,801
   Lindsay Manufacturing Co.                           1,810            39,838
   Lydall, Inc.*                                       2,535            22,638
   Wolverine Tube, Inc.*                               2,367            17,752
                                                               ---------------
TOTAL MACHINERY                                                      1,589,295
                                                               ---------------
   AEROSPACE & DEFENSE 3.0%
   DRS Technologies, Inc.                              4,387           216,542
   Curtiss-Wright Corp.                                3,403           209,999
   Armor Holdings, Inc.*+                              4,615           198,491
   Moog, Inc. -- Class A*+                             5,403           159,497
   Esterline Technologies Corp.*                       3,981           150,840
   Triumph Group, Inc.*                                2,499            92,888
   AAR Corp.*                                          5,121            87,979
   Kaman Corp. -- Class A                              3,588            73,375
   Cubic Corp.+                                        2,435            41,687
   Applied Signal Technology, Inc.                     1,810            34,535
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                            1,265,833
                                                               ---------------
   CONSTRUCTION & ENGINEERING 1.9%
   Shaw Group, Inc.*+                                 12,393           305,612
   URS Corp.*+                                         6,711           271,057
   EMCOR Group, Inc.*                                  2,443           144,870
   Insituform Technologies, Inc. -- Class A*           4,225            73,050
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                       794,589
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.7%
   Acuity Brands, Inc.+                                6,987           207,304
   Regal-Beloit Corp.+                                 4,565           148,089

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Woodward Governor Co.                               1,551   $       131,913
   A.O. Smith Corp.                                    3,161            90,089
   Artesyn Technologies, Inc.*+                        6,240            58,032
   C&D Technologies, Inc.                              3,989            37,536
   MagneTek, Inc.*                                     4,487            15,166
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             688,129
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 1.2%
   Hughes Supply, Inc.+                               10,480           341,648
   Applied Industrial
      Technologies, Inc.                               3,925           140,829
   Lawson Products, Inc.                                 725            26,622
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 509,099
                                                               ---------------
   BUILDING PRODUCTS 1.1%
   Universal Forest Products, Inc.                     2,530           145,020
   NCI Building Systems, Inc.*+                        3,332           135,912
   Griffon Corp.*+                                     4,080           100,368
   Apogee Enterprises, Inc.                            4,372            74,761
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                456,061
                                                               ---------------
   ROAD & RAIL 1.1%
   Kansas City Southern*                              12,889           300,443
   Arkansas Best Corp.+                                3,996           139,340
                                                               ---------------
TOTAL ROAD & RAIL                                                      439,783
                                                               ---------------
   AIRLINES 0.8%
   SkyWest, Inc.+                                      9,093           243,875
   Frontier Airlines, Inc.*                            5,681            55,560
   Mesa Air Group, Inc.*+                              4,545            37,496
                                                               ---------------
TOTAL AIRLINES                                                         336,931
                                                               ---------------
   MARINE 0.5%
   Kirby Corp.*                                        3,952           195,347
                                                               ---------------
TOTAL MARINE                                                           195,347
                                                               ---------------
   AIR FREIGHT & COURIERS 0.3%
   EGL, Inc.*                                          5,060           137,379
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           137,379
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.3%
   Tredegar Corp.                                      4,369            56,841
   Standex International Corp.                         1,750            46,077
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         102,918
                                                               ---------------
TOTAL INDUSTRIALS                                                    8,443,703
                                                               ---------------
INFORMATION TECHNOLOGY 14.2%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.4%
   Varian Semiconductor
      Equipment Associates, Inc.*+                     5,840           247,441
   Skyworks Solutions, Inc.*+                         24,886           174,700
   Cymer, Inc.*+                                       5,572           174,515
   Photronics, Inc.*+                                  6,485           125,809
   DSP Group, Inc.*                                    4,497           115,393
   Standard Microsystems Corp.*                        3,262            97,566

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Brooks Automation, Inc.*+                           7,135   $        95,110
   Axcelis Technologies, Inc.*+                       15,795            82,450
   Cohu, Inc.                                          3,418            80,836
   Exar Corp.*                                         5,491            76,984
   FEI Co.*                                            3,917            75,402
   Kopin Corp.*                                       10,834            75,296
   Veeco Instruments, Inc.*                            4,190            67,208
   Helix Technology Corp.                              4,102            60,504
   Ultratech, Inc.*                                    3,777            58,883
   Actel Corp.*                                        3,991            57,710
   Supertex, Inc.*                                     1,820            54,582
   Advanced Energy Industries, Inc.*                   4,442            47,796
   Pericom Semiconductor Corp.*                        4,150            36,686
   Rudolph Technologies, Inc.*+                        2,235            30,105
   ESS Technologies, Inc.*                             5,562            19,745
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           1,854,721
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.3%
   Anixter International, Inc.*                        5,055           203,868
   Benchmark Electronics, Inc.*+                       6,573           197,979
   Coherent, Inc.*                                     4,888           143,121
   Checkpoint Systems, Inc.*                           5,955           141,253
   Global Imaging Systems, Inc.*                       3,622           123,329
   Aeroflex, Inc.*+                                   11,737           109,858
   Electro Scientific Industries, Inc.*                4,505           100,732
   Technitrol, Inc.                                    6,365            97,512
   Paxar Corp.*                                        5,752            96,921
   Park Electrochemical Corp.                          3,145            83,814
   Agilsys, Inc.                                       4,773            80,377
   CTS Corp.                                           5,728            69,309
   Methode Electronics, Inc. -- Class A                5,875            67,680
   Radisys Corp.*                                      3,175            61,595
   Photon Dynamics, Inc.*                              2,667            51,073
   Bell Microproducts, Inc.*                           4,614            46,279
   X-Rite, Inc.                                        2,895            35,898
   Keithley Instruments, Inc.                          2,247            32,806
   Gerber Scientific, Inc.*                            3,505            27,479
   Planar Systems, Inc.*                               2,320            19,070
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             1,789,953
                                                               ---------------
   SOFTWARE 2.1%
   THQ, Inc.*                                          9,749           207,849
   Internet Security Systems, Inc.*                    6,137           147,349
   JDA Software Group, Inc.*                           4,480            68,006
   Verity, Inc.*                                       5,910            62,764
   SPSS, Inc.*                                         2,527            60,648
   MRO Software, Inc.*                                 3,392            57,121
   Altiris, Inc.*                                      3,612            55,228
   EPIQ Systems, Inc.*                                 1,997            43,575
   MapInfo Corp.*+                                     3,245            39,751

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Catapult Communications Corp.*                      1,620   $        29,711
   Phoenix Technologies, Ltd.*                         3,929            29,585
   Napster, Inc.*                                      6,887            27,548
   NYFIX, Inc.*+                                       4,592            26,496
   Captaris, Inc.*                                     4,509            16,954
                                                               ---------------
TOTAL SOFTWARE                                                         872,585
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.8%
   Belden CDT, Inc.+                                   7,213           140,149
   Black Box Corp.                                     2,688           112,789
   ViaSat, Inc.*                                       3,520            90,288
   Inter-Tel, Inc.                                     3,280            68,880
   Bel Fuse, Inc. -- Class B                           1,823            66,412
   Symmetricom, Inc.*                                  7,303            56,525
   C-COR, Inc.*+                                       7,510            50,693
   Digi International, Inc.*                           3,202            34,357
   Ditech Communications Corp.*                        5,057            34,084
   PC-Tel, Inc.*                                       3,334            31,340
   Brooktrout, Inc.*                                   2,002            25,966
   Network Equipment
   Technologies, Inc.*                                 3,884            17,905
   Tollgrade Communications, Inc.*                     2,064            17,461
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         746,849
                                                               ---------------
   IT CONSULTING & SERVICES 1.0%
   eFunds Corp.*                                       7,135           134,352
   MAXIMUS, Inc.                                       3,000           107,250
   Ciber, Inc.*+                                       8,646            64,240
   Intrado, Inc.*                                      2,785            50,214
   Pegasus Solutions, Inc.*                            2,777            24,937
   Carreker Corp.*                                     3,372            23,806
   Startek, Inc.                                       1,770            23,364
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         428,163
                                                               ---------------
   COMPUTERS & PERIPHERALS 0.5%
   Hutchinson Technology, Inc.*+                       4,026           105,159
   Adaptec, Inc.*                                     17,676            67,699
   SBS Technologies, Inc.*                             2,457            23,661
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          196,519
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 0.1%
   MIVA, Inc.*                                         4,347            26,212
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                      26,212
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         5,915,002
                                                               ---------------
CONSUMER DISCRETIONARY 12.2%
   SPECIALTY RETAIL 3.7%
   Zale Corp.*+                                        8,042           218,582
   Linens 'N Things, Inc.*+                            7,113           189,917
   Too, Inc.*+                                         5,185           142,225
   TBC Corp.*                                          3,526           121,612
   PEP Boys-Manny Moe & Jack                           8,499           117,626
   Stage Stores, Inc.+                                 4,305           115,675
   Sonic Automotive, Inc.                              4,650           103,323

                                              See Notes to Financial Statements.


56 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Burlington Coat Factory
      Warehouse Corp.                                  2,600   $        98,904
   Group 1 Automotive, Inc.*                           3,341            92,212
   Dress Barn, Inc.*+                                  3,476            79,114
   Gymboree Corp.*                                     4,922            67,136
   Jo-Ann Stores, Inc.*                                3,640            62,972
   Cost Plus, Inc.*                                    3,462            62,835
   Haverty Furniture Cos., Inc.                        3,567            43,624
   Goody's Family Clothing, Inc.                       3,117            23,596
   Hancock Fabrics, Inc./DE+                           3,006            20,230
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               1,559,583
                                                               ---------------
   HOUSEHOLD DURABLES 3.2%
   Standard-Pacific Corp.+                            10,668           442,829
   M.D.C. Holdings, Inc.                               5,093           401,787
   La-Z-Boy, Inc.+                                     8,139           107,353
   M/I Homes, Inc.                                     1,952           105,915
   Interface, Inc. -- Class A*                         7,507            62,008
   Skyline Corp.                                       1,066            43,322
   Bassett Furniture Industries, Inc.                  1,853            34,503
   Libbey, Inc.                                        2,185            33,212
   National Presto Industries, Inc.                      743            31,808
   Department 56, Inc.*                                2,166            27,075
   Russ Berrie & Co., Inc.                             1,868            26,376
   Fedders Corp.                                       3,690             7,897
   Applica, Inc.*                                      3,795             6,338
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             1,330,423
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.6%
   Aztar Corp.*                                        5,596           172,413
   Pinnacle Entertainment, Inc.*                       6,414           117,569
   Ryan's Restaurant Group, Inc.*                      6,583            76,824
   Landry's Restaurants, Inc.+                         2,612            76,531
   Lone Star Steakhouse &
      Saloon, Inc.                                     2,822            73,372
   Marcus Corp.                                        3,387            67,875
   O'Charleys, Inc.*                                   3,507            50,185
   Multimedia Games, Inc.*+                            4,260            41,365
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                    676,134
                                                               ---------------
   TEXTILES & APPAREL 1.2%
   Kellwood Co.+                                       4,372           113,016
   Oxford Industries, Inc.+                            2,207            99,580
   Brown Shoe Co., Inc.                                2,893            95,469
   Russell Corp.                                       5,208            73,120
   Stride Rite Corp.                                   5,697            73,036
   Haggar Corp.                                          856            24,336
   Ashworth, Inc.*                                     2,192            14,971
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               493,528
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.6%
   K2, Inc.*                                           7,479            85,261
   Jakks Pacific, Inc.*+                               4,189            67,987
   Arctic Cat, Inc.                                    2,047            42,045

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Action Performance Cos., Inc.                       2,922   $        36,525
   Sturm Ruger & Co., Inc.                             3,380            31,096
   Meade Instruments Corp.*                            2,669             7,100
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     270,014
                                                               ---------------
   MULTILINE RETAIL 0.5%
   ShopKo Stores, Inc.*                                4,748           121,169
   Fred's, Inc.+                                       6,260            78,313
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 199,482
                                                               ---------------
   AUTOMOBILES 0.5%
   Fleetwood Enterprises, Inc.*+                       8,870           109,101
   Monaco Coach Corp.+                                 4,177            61,569
   Coachmen Industries, Inc.                           2,233            25,657
                                                               ---------------
TOTAL AUTOMOBILES                                                      196,327
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.5%
   Insight Enterprises, Inc.*                          7,642           142,141
   J. Jill Group, Inc.*                                3,195            50,545
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                        192,686
                                                               ---------------
   AUTO COMPONENTS 0.2%
   Superior Industries
      International, Inc.                              3,592            77,300
   Standard Motor Products, Inc.                       1,996            16,187
                                                               ---------------
TOTAL AUTO COMPONENTS                                                   93,487
                                                               ---------------
   DISTRIBUTORS 0.1%
   Audiovox Corp. -- Class A*                          2,987            41,758
                                                               ---------------
TOTAL DISTRIBUTORS                                                      41,758
                                                               ---------------
   MEDIA 0.1%
   4Kids Entertainment, Inc.*                          2,050            35,649
                                                               ---------------
TOTAL MEDIA                                                             35,649
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         5,089,071
                                                               ---------------
MATERIALS 7.8%
   METALS & MINING 4.0%
   Commercial Metals Co.+                              9,132           308,114
   Quanex Corp.                                        3,974           263,158
   Reliance Steel & Aluminum Co.                       4,347           230,087
   Carpenter Technology Corp.                          3,425           200,739
   RTI International Metals, Inc.*                     3,587           141,148
   Aleris International, Inc.*                         4,851           133,160
   Chaparral Steel Co.*                                3,587            90,464
   Ryerson Tull, Inc.+                                 3,957            84,284
   Century Aluminum Co.*+                              3,587            80,636
   Brush Engineered Materials, Inc.*                   3,023            48,005
   Steel Technologies, Inc.                            1,743            45,196
   A.M. Castle & Co.*                                  1,521            26,618
                                                               ---------------
TOTAL METALS & MINING                                                1,651,609
                                                               ---------------
   CHEMICALS 1.4%
   H.B. Fuller Co.                                     4,524           140,606
   OM Group, Inc.*                                     4,493            90,444
   PolyOne Corp.*                                     14,432            87,458

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Arch Chemicals, Inc.                                3,711   $        86,281
   A. Schulman, Inc.                                   4,804            86,232
   Material Sciences Corp.*                            2,001            30,155
   Quaker Chemical Corp.                               1,526            26,522
   Penford Corp.                                       1,389            18,571
   Wellman, Inc.                                       2,702            17,103
                                                               ---------------
TOTAL CHEMICALS                                                        583,372
                                                               ---------------
   CONTAINERS & PACKAGING 1.2%
   AptarGroup, Inc.                                    5,499           273,905
   Rock-Tenn Co. -- Class A                            4,892            73,869
   Myers Industries, Inc.                              4,909            57,141
   Chesapeake Corp.                                    3,100            57,009
   Caraustar Industries, Inc.*                         4,519            49,619
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           511,543
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.7%
   Wausau Paper Corp.                                  8,090           101,206
   Neenah Paper, Inc.                                  2,320            67,976
   Schweitzer-Mauduit
      International, Inc.                              2,391            53,367
   Buckeye Technologies, Inc.*                         5,192            42,159
   Pope & Talbot, Inc.                                 2,565            26,188
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          290,896
                                                               ---------------
   CONSTRUCTION MATERIALS 0.5%
   Texas Industries, Inc.                              3,562           193,773
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           193,773
                                                               ---------------
TOTAL MATERIALS                                                      3,231,193
                                                               ---------------
UTILITIES 7.1%
   GAS UTILITIES 4.1%
   Southern Union Co.*                                15,394           396,703
   Atmos Energy Corp.                                 12,630           356,797
   Piedmont Natural Gas Co.+                          12,036           302,946
   New Jersey Resources Corp.                          4,320           198,634
   Southwest Gas Corp.                                 6,017           164,806
   Northwest Natural Gas Co.                           4,331           161,200
   Laclede Group, Inc.                                 3,324           107,997
   Cascade Natural Gas Corp.                           1,789            38,946
                                                               ---------------
TOTAL GAS UTILITIES                                                  1,728,029
                                                               ---------------
   ELECTRIC UTILITIES 2.2%
   Allete, Inc.+                                       4,715           215,994
   Cleco Corp.                                         7,841           184,891
   Unisource Energy Corp.                              5,450           181,158
   El Paso Electric Co.*                               7,538           157,167
   UIL Holding Corp.                                   2,036           106,503
   Central Vermont Public
      Service Corp.                                    1,926            33,705
   Green Mountain Power Corp.                            816            26,871
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                               906,289
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MULTI-UTILITIES 0.6%
   Avista Corp.+                                       7,621   $       147,848
   CH Energy Group, Inc.                               2,127           100,990
                                                               ---------------
TOTAL MULTI-UTILITIES                                                  248,838
                                                               ---------------
   WATER UTILITIES 0.2%
   American States Water Co.                           2,636            88,201
                                                               ---------------
TOTAL WATER UTILITIES                                                   88,201
                                                               ---------------
TOTAL UTILITIES                                                      2,971,357
                                                               ---------------
ENERGY 6.3%
   OIL & GAS 3.2%
   Cimarex Energy Co.*+                               12,897           584,621
   Spinnaker Exploration Co.*                          4,233           273,833
   Stone Energy Corp.*                                 4,234           258,443
   Swift Energy Co.*+                                  4,496           205,692
                                                               ---------------
TOTAL OIL & GAS                                                      1,322,589
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 3.1%
   SEACOR Holdings, Inc.*                              3,240           235,159
   Oceaneering International, Inc.*+                   4,125           220,316
   Maverick Tube Corp.*+                               6,757           202,710
   Veritas DGC, Inc.*+                                 5,322           194,892
   W-H Energy Services, Inc.*                          4,416           143,167
   Offshore Logistics, Inc.*                           3,658           135,346
   Input/Output, Inc.*+                               11,040            88,099
   Dril-Quip, Inc.*                                    1,151            55,248
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    1,274,937
                                                               ---------------
TOTAL ENERGY                                                         2,597,526
                                                               ---------------
HEALTH CARE 5.9%
   HEALTH CARE EQUIPMENT & SUPPLIES 3.2%
   Cooper Cos., Inc.+                                  6,937           531,444
   Invacare Corp.                                      4,976           207,350
   Conmed Corp.*                                       4,641           129,391
   Viasys Healthcare, Inc.*                            4,958           123,900
   Analogic Corp.                                      2,153           108,533
   Greatbatch, Inc.*                                   3,395            93,159
   Datascope Corp.                                     1,931            59,900
   Vital Signs, Inc.                                     890            41,020
   Osteotech, Inc.*                                    2,702            15,482
   Theragenics Corp.*                                  5,025            14,824
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT
   & SUPPLIES                                                        1,325,003
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 1.8%
   Sunrise Senior Living, Inc.*+                       2,799           186,805
   SFBC International, Inc.*                           2,875           127,621
   NDCHealth Corp.                                     5,692           107,692
   Parexel International Corp.*                        4,168            83,735
   Gentiva Health Services, Inc.*                      3,656            66,247
   Cross Country Healthcare, Inc.*                     3,300            61,248
   RehabCare Group, Inc.*                              2,634            54,050
   Hooper Holmes, Inc.                                10,289            40,436
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 727,834
                                                               ---------------

                                              See Notes to Financial Statements.


58 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   BIOTECHNOLOGY 0.5%
   Cambrex Corp.                                       4,153   $        78,741
   Regeneron Pharmaceuticals, Inc.*                    6,882            65,310
   Arqule, Inc.*                                       5,527            43,277
   Savient Pharmaceuticals, Inc.*                      9,551            36,007
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    223,335
                                                               ---------------
   PHARMACEUTICALS 0.4%
   Alpharma, Inc. -- Class A                           6,527           162,326
   Bradley Pharmaceuticals, Inc.*                      2,190            23,915
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  186,241
                                                               ---------------
TOTAL HEALTH CARE                                                    2,462,413
                                                               ---------------
CONSUMER STAPLES 4.5%
   FOOD PRODUCTS 2.0%
   Corn Products International, Inc.+                 11,754           237,078
   Ralcorp Holdings, Inc.                              4,657           195,222
   TreeHouse Foods, Inc.*                              4,837           130,019
   Hain Celestial Group, Inc.*+                        4,781            92,751
   Sanderson Farms, Inc.                               2,277            84,613
   J&J Snack Foods Corp.                               1,065            61,557
   American Italian Pasta Co. -- Class A+              2,897            30,882
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    832,122
                                                               ---------------
   FOOD & DRUG RETAILING 1.5%
   Performance Food Group Co.*                         5,884           185,699
   Casey's General Stores, Inc.+                       7,895           183,164
   Longs Drug Stores Corp.                             4,196           179,967
   Nash Finch Co.+                                     2,016            85,055
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            633,885
                                                               ---------------
   PERSONAL PRODUCTS 0.5%
   NBTY, Inc.*                                         8,765           205,977
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                205,977
                                                               ---------------
   HOUSEHOLD PRODUCTS 0.4%
   Spectrum Brands, Inc.*                              5,827           137,226
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               137,226
                                                               ---------------
   TOBACCO 0.1%
   Alliance One International, Inc.                   13,615            48,197
                                                               ---------------
TOTAL TOBACCO                                                           48,197
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,857,407
                                                               ---------------
TELECOMMUNICATION SERVICES 0.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   General Communication, Inc. -- Class A*+            7,344            72,706
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                           72,706
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                        72,706
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $34,452,111)                                               41,537,171
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.1%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $    22,813   $        22,813
   3.24% due 10/03/05                                 17,375            17,375
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $40,188)                                                       40,188
                                                               ---------------

SECURITIES LENDING COLLATERAL 12.1%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                              5,043,318         5,043,318
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,043,318)                                                 5,043,318
                                                               ---------------
TOTAL INVESTMENTS 112.1%
   (Cost $39,535,617)                                          $    46,620,677
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (12.1)%                                      $    (5,047,817)
                                                               ===============
NET ASSETS - 100.0%                                            $    41,572,860

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 9.

      REIT - REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.9%

FINANCIALS 24.1%
   INSURANCE 9.2%
   Fidelity National Financial, Inc.                  40,710   $     1,812,409
   Everest Re Group Ltd.+                             13,244         1,296,588
   Old Republic International Corp.                   42,968         1,145,957
   W.R. Berkley Corp.                                 26,282         1,037,613
   First American Corp.                               22,415         1,023,693
   HCC Insurance Holdings, Inc.+                      24,833           708,485
   Protective Life Corp.                              16,406           675,599
   Stancorp Financial Group, Inc.                      6,505           547,721
   AmerUs Group Co.+                                   9,123           523,386
   Allmerica Financial Corp.*                         12,549           516,266
   Unitrin, Inc.                                      10,771           511,192
   Mercury General Corp.                               8,320           499,117
   Ohio Casualty Corp.                                15,166           411,302
   American Financial Group, Inc./OH                  10,949           371,500
   Horace Mann Educators Corp.                        10,118           200,134
                                                               ---------------
TOTAL INSURANCE                                                     11,280,962
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 4.6%
   Radian Group, Inc.+                                20,048         1,064,549
   New York Community
     Bancorp, Inc.+                                   55,671           913,005
   PMI Group, Inc.+                                   21,628           862,308
   Independence Community
     Bank Corp.+                                      17,631           601,041
   IndyMac Bancorp, Inc.+                             14,967           592,394
   Webster Financial Corp.                            12,622           567,485
   Astoria Financial Corp.                            21,039           555,850
   Washington Federal, Inc.+                          20,398           460,179
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     5,616,811
                                                               ---------------
   BANKS 4.1%
   Commerce Bancorp, Inc./NJ+                         38,625         1,185,401
   Mercantile Bankshares Corp.                        19,283         1,038,968
   Associated Banc-Corp.+                             30,030           915,314
   Colonial BancGroup, Inc.                           36,197           810,813
   FirstMerit Corp.+                                  19,605           525,218
   Greater Bay Bancorp                                11,952           294,497
   Texas Regional Bancshares, Inc. -- Class A          9,720           279,839
                                                               ---------------
TOTAL BANKS                                                          5,050,050
                                                               ---------------
   REAL ESTATE 3.3%
   AMB Property Corp.+                                19,991           897,596
   Liberty Property Trust+                            20,684           879,897
   Hospitality Properties Trust                       16,914           724,934
   Mack-Cali Realty Corp.                             14,574           654,955
   New Plan Excel Realty Trust                        24,402           560,026
   Highwoods Properties, Inc.+                        12,607           372,033
                                                               ---------------
TOTAL REAL ESTATE                                                    4,089,441
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CAPITAL MARKETS 1.5%
   A.G. Edwards, Inc.                                 18,114   $       793,574
   Jefferies Group, Inc.+                             11,640           506,922
   Raymond James Financial, Inc.                      13,363           429,220
   LaBranche & Co., Inc.*+                            14,290           124,180
                                                               ---------------
TOTAL CAPITAL MARKETS                                                1,853,896
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.7%
   Leucadia National Corp.+                           19,262           830,192
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                           830,192
                                                               ---------------
   CONSUMER FINANCE 0.7%
   AmeriCredit Corp.*+                                32,814           783,270
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 783,270
                                                               ---------------
TOTAL FINANCIALS                                                    29,504,622
                                                               ---------------
INFORMATION TECHNOLOGY 13.6%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.8%
   Intersil Corp. -- Class A+                         36,078           785,779
   International Rectifier Corp.*+                    15,130           682,060
   Integrated Device Technology, Inc.*+               46,760           502,202
   Fairchild Semiconductor
      International, Inc.*+                           28,235           419,572
   RF Micro Devices, Inc.*                            44,270           250,126
   Atmel Corp.*+                                      99,580           205,135
   Credence Systems Corp.*+                           23,341           186,261
   Cabot Microelectronics Corp.*+                      5,760           169,229
   Triquint Semiconductor, Inc.*                      32,953           115,995
   Lattice Semiconductor Corp.*+                      26,723           114,374
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           3,430,733
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.6%
   Arrow Electronics, Inc.*                           27,826           872,623
   Avnet, Inc.*+                                      34,202           836,239
   Vishay Intertechnology, Inc.*                      43,349           518,021
   Tech Data Corp.*+                                  13,655           501,275
   Plexus Corp.*                                      10,293           175,907
   KEMET Corp.*+                                      20,375           170,742
   Newport Corp.*                                      9,376           130,608
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             3,205,415
                                                               ---------------
   SOFTWARE 2.4%
   Cadence Design Systems, Inc.*+                     65,325         1,055,652
   Fair Isaac Corp.+                                  15,415           690,592
   Synopsys, Inc.*                                    33,940           641,466
   Macrovision Corp.*+                                11,900           227,290
   RSA Security, Inc.*                                16,660           211,749
   Mentor Graphics Corp.*+                            18,655           160,433
                                                               ---------------
TOTAL SOFTWARE                                                       2,987,182
                                                               ---------------
   IT CONSULTING & SERVICES 2.2%
   CheckFree Corp.*                                   21,289           805,150
   Ceridian Corp.*                                    34,440           714,630

                                              See Notes to Financial Statements.


60 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   BISYS Group, Inc.*                                 28,436   $       381,895
   Acxiom Corp.                                       18,440           345,197
   MPS Group, Inc.*                                   23,766           280,439
   Keane, Inc.*+                                      11,036           126,141
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       2,653,452
                                                               ---------------
   COMPUTERS & PERIPHERALS 2.1%
   Sandisk Corp.*+                                    42,780         2,064,135
   Imation Corp.                                       8,058           345,446
   McData Corp. -- Class A*                           36,498           191,250
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        2,600,831
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.5%
   3Com Corp.*+                                       90,977           371,186
   Polycom, Inc.*                                     22,750           367,868
   Avocent Corp.*+                                    11,500           363,860
   Powerwave Technologies, Inc.*+                     25,848           335,766
   CommScope, Inc.*+                                  12,909           223,842
   Utstarcom, Inc.*+                                  24,226           197,926
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       1,860,448
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        16,738,061
                                                               ---------------
UTILITIES 13.0%
   MULTI-UTILITIES 7.0%
   SCANA Corp.                                        26,698         1,127,723
   Wisconsin Energy Corp.                             27,480         1,097,002
   MDU Resources Group, Inc.                          28,180         1,004,617
   Energy East Corp.+                                 34,704           874,194
   Alliant Energy Corp.                               27,428           798,978
   NSTAR+                                             25,108           726,123
   OGE Energy Corp.+                                  21,280           597,968
   Puget Energy, Inc.+                                23,570           553,424
   WPS Resources Corp.+                                8,924           515,807
   Vectren Corp.                                      17,909           507,720
   PNM Resources, Inc.                                16,166           463,479
   Aquila, Inc.*                                      87,817           347,755
                                                               ---------------
TOTAL MULTI-UTILITIES                                                8,614,790
                                                               ---------------
   ELECTRIC UTILITIES 3.9%
   Pepco Holdings, Inc.+                              44,493         1,035,352
   Sierra Pacific Resources*+                         43,128           640,451
   Northeast Utilities                                30,599           610,450
   Hawaiian Electric Industries, Inc.                 19,078           531,895
   Great Plains Energy, Inc.+                         17,569           525,489
   Westar Energy, Inc.+                               20,429           492,952
   Black Hills Corp.+                                  7,669           332,604
   Duquesne Light Holdings, Inc.+                     18,314           315,184
   IDACORP, Inc.+                                      9,899           298,257
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             4,782,634
                                                               ---------------
   GAS UTILITIES 2.1%
   Oneok, Inc.+                                       23,760           808,315
   National Fuel Gas Co.                              19,795           676,989
   AGL Resources, Inc.                                18,163           674,029

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   WGL Holdings, Inc.                                 11,475   $       368,692
                                                               ---------------
TOTAL GAS UTILITIES                                                  2,528,025
                                                               ---------------
TOTAL UTILITIES                                                     15,925,449
                                                               ---------------
CONSUMER DISCRETIONARY 10.6%
   HOUSEHOLD DURABLES 3.0%
   Lennar Corp. -- Class A+                           31,435         1,878,555
   Mohawk Industries, Inc.*+                          12,380           993,495
   American Greetings Corp. -- Class A+               15,765           431,961
   Furniture Brands International, Inc.               12,266           221,156
   Blyth, Inc.                                         6,240           139,090
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             3,664,257
                                                               ---------------
   SPECIALTY RETAIL 2.7%
   Foot Locker, Inc.+                                 36,908           809,762
   Barnes & Noble, Inc.                               12,872           485,274
   AnnTaylor Stores Corp.*                            17,114           454,377
   Regis Corp.                                        10,620           401,648
   Borders Group, Inc.+                               16,567           367,290
   Rent-A-Center, Inc.*                               17,560           339,084
   Payless Shoesource, Inc.*+                         16,005           278,487
   Pier 1 Imports, Inc.+                              20,265           228,387
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               3,364,309
                                                               ---------------
   MEDIA 2.0%
   Belo Corp. -- Class A                              22,749           520,042
   Lee Enterprises, Inc.                              10,715           455,173
   Media General, Inc.                                 5,645           327,467
   Westwood One, Inc.                                 15,920           316,649
   Scholastic Corp.*+                                  8,245           304,735
   Entercom Communications Corp.*                      8,977           283,583
   Emmis Communications Corp. -- Class A*              8,589           189,731
                                                               ---------------
TOTAL MEDIA                                                          2,397,380
                                                               ---------------
   AUTO COMPONENTS 1.6%
   BorgWarner, Inc.+                                  13,256           748,434
   Lear Corp.                                         15,762           535,435
   Modine Manufacturing Co.                            8,184           300,189
   ArvinMeritor, Inc.                                 16,520           276,215
   Bandag, Inc.                                        2,828           121,208
                                                               ---------------
TOTAL AUTO COMPONENTS                                                1,981,481
                                                               ---------------
   MULTILINE RETAIL 0.6%
   Saks, Inc.*                                        33,341           616,809
   99 Cents Only Stores*                              11,312           104,636
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 721,445
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 0.5%
   CBRL Group, Inc.+                                  10,964           369,048
   Bob Evans Farms, Inc.                               8,352           189,674
   Krispy Kreme Doughnuts, Inc.*+                     14,520            90,895
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                    649,617
                                                               ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Callaway Golf Co.+                                 15,449   $       233,125
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     233,125
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        13,011,614
                                                               ---------------
ENERGY 10.2%
   OIL & GAS 5.8%
   Noble Energy, Inc.+                                41,080         1,926,652
   Pioneer Natural Resources Co.+                     33,382         1,833,340
   Newfield Exploration Co.*+                         29,852         1,465,733
   Pogo Producing Co.                                 14,043           827,695
   Forest Oil Corp.*                                  12,860           670,006
   Overseas Shipholding Group, Inc.+                   6,995           408,018
                                                               ---------------
TOTAL OIL & GAS                                                      7,131,444
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 4.4%
   ENSCO International, Inc.+                         35,725         1,664,428
   Pride International, Inc.*+                        37,246         1,061,883
   Cooper Cameron Corp.*+                             13,178           974,249
   Helmerich & Payne, Inc.+                           12,125           732,229
   Tidewater, Inc.+                                   14,322           697,052
   Hanover Compressor Co.*                            19,385           268,676
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    5,398,517
                                                               ---------------
TOTAL ENERGY                                                        12,529,961
                                                               ---------------
INDUSTRIALS 9.3%
   MACHINERY 3.0%
   SPX Corp.+                                         17,245           792,408
   Timken Co.+                                        19,420           575,415
   Flowserve Corp.*+                                  12,990           472,187
   Kennametal, Inc.+                                   9,062           444,400
   Trinity Industries, Inc.+                          10,033           406,236
   AGCO Corp.*+                                       21,312           387,878
   Crane Co.                                          11,680           347,363
   Federal Signal Corp.                               11,304           193,185
   Tecumseh Products Co. -- Class A                    4,351            93,634
                                                               ---------------
TOTAL MACHINERY                                                      3,712,706
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 1.9%
   Manpower, Inc.                                     20,525           911,105
   Brink's Co.                                        13,800           566,628
   Adesa, Inc.                                        21,095           466,199
   Banta Corp.                                         5,675           288,801
   Kelly Services, Inc.                                4,479           137,326
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 2,370,059
                                                               ---------------
   ROAD & RAIL 0.8%
   Yellow Roadway Corp.*+                             13,575           562,276
   Swift Transportation Co., Inc.*+                   12,288           217,498
   Werner Enterprises, Inc.                           12,130           209,728
                                                               ---------------
TOTAL ROAD & RAIL                                                      989,502
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.7%
   Quanta Services, Inc.*+                            27,770           354,345
   Granite Construction, Inc.                          7,751           296,398

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Dycom Industries, Inc.*+                           11,450   $       231,519
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                       882,262
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.6%
   GATX Corp.+                                        11,711           463,170
   United Rentals, Inc.*+                             15,703           309,506
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 772,676
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.6%
   Teleflex, Inc.+                                     9,558           673,839
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         673,839
                                                               ---------------
   BUILDING PRODUCTS 0.5%
   York International Corp.                            9,912           555,766
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                555,766
                                                               ---------------
   MARINE 0.4%
   Alexander & Baldwin, Inc.                          10,264           546,455
                                                               ---------------
TOTAL MARINE                                                           546,455
                                                               ---------------
   AIRLINES 0.4%
   AirTran Holdings, Inc.*+                           20,520           259,783
   Alaska Air Group, Inc.*+                            6,426           186,740
                                                               ---------------
TOTAL AIRLINES                                                         446,523
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.3%
   Thomas & Betts Corp.*                              12,378           425,927
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             425,927
                                                               ---------------
   AEROSPACE & DEFENSE 0.1%
   Sequa Corp. -- Class A*                             1,477            87,143
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                               87,143
                                                               ---------------
TOTAL INDUSTRIALS                                                   11,462,858
                                                               ---------------
MATERIALS 7.9%
   CHEMICALS 5.3%
   Lyondell Chemical Co.+                             48,140         1,377,767
   Lubrizol Corp.                                     16,007           693,583
   Valspar Corp.+                                     23,800           532,168
   RPM International, Inc.                            27,716           509,974
   FMC Corp.*                                          8,850           506,397
   Cabot Corp.                                        14,573           481,055
   Airgas, Inc.                                       15,660           464,006
   Scotts Miracle-Gro Co. -- Class A                   5,260           462,512
   Cytec Industries, Inc.                              9,317           404,171
   Albemarle Corp.                                     9,022           340,129
   Minerals Technologies, Inc.+                        4,729           270,546
   Sensient Technologies Corp.                        11,126           210,838
   Ferro Corp.                                         9,889           181,167
                                                               ---------------
TOTAL CHEMICALS                                                      6,434,313
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.7%
   Bowater, Inc.+                                     13,182           372,655
   Potlatch Corp.+                                     6,861           357,595
   Glatfelter                                         10,328           145,522
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          875,772
                                                               ---------------

                                              See Notes to Financial Statements.


62 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CONTAINERS & PACKAGING 0.7%
   Sonoco Products Co.+                               23,269   $       635,476
   Longview Fibre Co.                                 11,999           233,861
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           869,337
                                                               ---------------
   CONSTRUCTION MATERIALS 0.7%
   Martin Marietta Materials, Inc.                    10,913           856,234
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           856,234
                                                               ---------------
   METALS & MINING 0.5%
   Worthington Industries, Inc.                       16,740           352,042
   Steel Dynamics, Inc.+                               9,020           306,319
                                                               ---------------
TOTAL METALS & MINING                                                  658,361
                                                               ---------------
TOTAL MATERIALS                                                      9,694,017
                                                               ---------------
HEALTH CARE 7.2%
   HEALTH CARE PROVIDERS & SERVICES 3.9%
   Pacificare Health Systems, Inc.*+                  20,587         1,642,431
   Omnicare, Inc.+                                    24,830         1,396,191
   Triad Hospitals, Inc.*+                            20,207           914,771
   Community Health Systems, Inc.*+                   21,105           819,085
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               4,772,478
                                                               ---------------
   BIOTECHNOLOGY 1.9%
   Invitrogen Corp.*+                                 12,494           939,924
   Charles River Laboratories
      International, Inc.*+                           16,915           737,832
   Millennium Pharmaceuticals, Inc.*+                 72,621           677,554
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                  2,355,310
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
   Advanced Medical Optics, Inc.*                     15,560           590,502
   Steris Corp.                                       16,040           381,591
   Varian, Inc.*+                                      7,540           258,773
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,230,866
                                                               ---------------
   PHARMACEUTICALS 0.4%
   Perrigo Co.+                                       19,620           280,762
   Par Pharmaceutical Cos., Inc.*                      8,040           214,025
                                                               ---------------
TOTAL PHARMACEUTICALS                                                  494,787
                                                               ---------------
TOTAL HEALTH CARE                                                    8,853,441
                                                               ---------------
CONSUMER STAPLES 3.2%
   FOOD PRODUCTS 2.2%
   Dean Foods Co.*                                    35,186         1,367,328
   Smithfield Foods, Inc.*                            23,302           691,603
   J.M. Smucker Co.+                                  13,703           665,144
                                                               ---------------
TOTAL FOOD PRODUCTS                                                  2,724,075
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   FOOD & DRUG RETAILING 0.5%
   BJ's Wholesale Club, Inc.*+                        15,984   $       444,356
   Ruddick Corp.                                       8,163           188,157
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            632,513
                                                               ---------------
   BEVERAGES 0.3%
   PepsiAmericas, Inc.                                14,777           335,881
                                                               ---------------
TOTAL BEVERAGES                                                        335,881
                                                               ---------------
   TOBACCO 0.2%
   Universal Corp./Richmond VA                         6,034           234,300
                                                               ---------------
TOTAL TOBACCO                                                          234,300
                                                               ---------------
TOTAL CONSUMER STAPLES                                               3,926,769
                                                               ---------------
TELECOMMUNICATION SERVICES 0.8%
   WIRELESS TELECOMMUNICATION SERVICES 0.8%
   Telephone & Data Systems, Inc.+                    24,172           942,708
                                                               ---------------
TOTAL WIRELESS
   TELECOMMUNICATION SERVICES                                          942,708
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       942,708
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $105,478,613)                                             122,589,500
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                                 -----------
REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $   265,805           265,805
   3.24% due 10/03/05                                202,443           202,443
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $468,248)                                                     468,248
                                                               ---------------

SECURITIES LENDING COLLATERAL 23.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                             28,753,596        28,753,596
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $28,753,596)                                               28,753,596
                                                               ---------------
TOTAL INVESTMENTS 123.7%
   (Cost $134,700,457)                                         $   151,811,344
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (23.7)%                                      $   (29,089,790)
                                                               ===============
NET ASSETS - 100.0%                                            $   122,721,554

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 9.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.6%

FINANCIALS 35.8%
   BANKS 10.6%
   Bank of America Corp.+                             39,002   $     1,641,984
   Wells Fargo & Co.+                                 16,346           957,385
   Wachovia Corp.+                                    15,354           730,697
   U.S. Bancorp+                                      17,712           497,353
   SunTrust Banks, Inc.                                3,414           237,102
   BB&T Corp.+                                         5,188           202,591
   Fifth Third Bancorp+                                5,280           193,934
   National City Corp.                                 5,509           184,221
   PNC Financial Services Group, Inc.                  2,890           167,678
   Regions Financial Corp.+                            4,495           139,884
   KeyCorp+                                            4,018           129,581
   North Fork Bancorporation, Inc.                     4,683           119,417
   Comerica, Inc.                                      1,629            95,948
   AmSouth Bancorp+                                    3,451            87,172
   M&T Bank Corp.                                        802            84,779
   Marshall & Ilsley Corp.                             1,920            83,539
   Synovus Financial Corp.                             2,976            82,495
   Zions Bancorporation+                                 894            63,662
   Compass Bancshares, Inc.                            1,130            51,788
   Huntington Bancshares, Inc.                         2,151            48,333
   First Horizon National Corp.                        1,227            44,602
                                                               ---------------
TOTAL BANKS                                                          5,844,145
                                                               ---------------
   INSURANCE 8.5%
   American International Group, Inc.+                25,187         1,560,587
   MetLife, Inc.+                                      7,387           368,094
   Allstate Corp.                                      6,406           354,188
   Prudential Financial, Inc.+                         4,875           329,355
   St. Paul Travelers Cos., Inc.                       6,538           293,360
   AFLAC, Inc.                                         4,947           224,099
   Hartford Financial Services Group, Inc.+            2,829           218,314
   Chubb Corp.+                                        1,852           165,847
   Marsh & McLennan Cos., Inc.+                        5,201           158,058
   ACE Ltd.                                            2,715           127,795
   Loews Corp.+                                        1,318           121,796
   Aon Corp.                                           3,064            98,293
   XL Capital Ltd.                                     1,287            87,555
   Lincoln National Corp.+                             1,657            86,197
   MBIA, Inc.+                                         1,297            78,624
   Ambac Financial Group, Inc.                         1,018            73,357
   Cincinnati Financial Corp.                          1,609            67,401
   Jefferson-Pilot Corp.+                              1,260            64,474
   SAFECO Corp.                                        1,136            60,640
   UnumProvident Corp.+                                2,836            58,138
   Torchmark Corp.                                       994            52,513
                                                               ---------------
TOTAL INSURANCE                                                      4,648,685
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   DIVERSIFIED FINANCIALS 6.7%
   Citigroup, Inc.                                    50,262   $     2,287,926
   J.P. Morgan Chase & Co.                            34,151         1,158,744
   Principal Financial Group, Inc.                     2,606           123,446
   CIT Group, Inc.                                     1,900            85,842
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                         3,655,958
                                                               ---------------
   CAPITAL MARKETS 5.0%
   Morgan Stanley                                     10,553           569,229
   Merrill Lynch & Co., Inc.                           9,031           554,052
   Goldman Sachs Group, Inc.                           4,426           538,113
   Lehman Brothers Holdings, Inc.+                     2,617           304,828
   Bank of New York Co., Inc.                          7,533           221,545
   State Street Corp.+                                 3,107           151,994
   Mellon Financial Corp.                              4,115           131,557
   Bear Stearns Cos., Inc.                             1,058           116,115
   Northern Trust Corp.+                               1,752            88,564
   E*Trade Financial Corp.*                            3,656            64,346
   Janus Capital Group, Inc.                           2,111            30,504
                                                               ---------------
TOTAL CAPITAL MARKETS                                                2,770,847
                                                               ---------------
   THRIFTS & MORTGAGE FINANCE 2.9%
   Fannie Mae                                          9,352           419,157
   Freddie Mac                                         6,552           369,926
   Washington Mutual, Inc.+                            8,547           335,213
   Countrywide Financial Corp.+                        5,761           189,998
   Golden West Financial Corp.+                        2,386           141,705
   Sovereign Bancorp, Inc.+                            3,434            75,685
   MGIC Investment Corp.+                                876            56,239
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     1,587,923
                                                               ---------------
   REAL ESTATE 1.1%
   Equity Office Properties Trust+                     3,914           128,027
   ProLogis+                                           2,348           104,040
   Equity Residential                                  2,709           102,536
   Vornado Realty Trust                                1,100            95,282
   Archstone-Smith Trust                               2,024            80,697
   Plum Creek Timber Co., Inc. (REIT)                  1,728            65,508
   Apartment Investment &
      Management Co. -- Class A+                         881            34,165
                                                               ---------------
TOTAL REAL ESTATE                                                      610,255
                                                               ---------------
   CONSUMER FINANCE 1.0%
   MBNA Corp.                                         12,247           301,766
   Capital One Financial Corp.+                        2,727           216,851
   Providian Financial Corp.*                          2,807            49,628
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 568,245
                                                               ---------------
TOTAL FINANCIALS                                                    19,686,058
                                                               ---------------
CONSUMER DISCRETIONARY 11.8%
   MEDIA 6.2%
   Time Warner, Inc.                                  45,577           825,399
   Comcast Corp. -- Class A*+                         21,295           625,647
   Viacom, Inc. -- Class B                            15,394           508,156

                                              See Notes to Financial Statements.


64 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   The Walt Disney Co.                                19,557   $       471,910
   News Corp. -- Class A                              23,765           370,496
   Clear Channel Communications, Inc.+                 5,147           169,285
   Gannett Co., Inc.                                   2,258           155,418
   Tribune Co.                                         2,532            85,810
   Univision Communications, Inc. -- Class A*+         2,132            56,562
   Interpublic Group of Cos., Inc.*+                   4,117            47,922
   Knight-Ridder, Inc.+                                  700            41,076
   New York Times Co. -- Class A                       1,370            40,758
                                                               ---------------
TOTAL MEDIA                                                          3,398,439
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.4%
   McDonald's Corp.                                   12,145           406,736
   Carnival Corp.                                      4,059           202,869
   Starwood Hotels & Resorts Worldwide, Inc.           2,088           119,371
   Wendy's International, Inc.                         1,116            50,387
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                    779,363
                                                               ---------------
   MULTILINE RETAIL 1.1%
   Federated Department Stores, Inc.                   2,644           176,804
   Kohl's Corp.*                                       3,278           164,490
   Sears Holdings Corp.*                                 980           121,931
   J.C. Penney Holding Co., Inc.                       2,354           111,627
   Family Dollar Stores, Inc.                          1,510            30,004
   Big Lots, Inc.*                                     1,107            12,166
   Dillard's, Inc. -- Class A+                           574            11,985
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 629,007
                                                               ---------------
   HOUSEHOLD DURABLES 0.8%
   D.R. Horton, Inc.                                   2,710            98,156
   Pulte Homes, Inc.                                   2,024            86,870
   Centex Corp.+                                       1,167            75,365
   KB Home+                                              753            55,120
   Whirlpool Corp.                                       650            49,250
   Leggett & Platt, Inc.                               1,765            35,653
   Stanley Works                                         650            30,342
   Snap-On, Inc.                                         589            21,275
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               452,031
                                                               ---------------
   AUTOMOBILES 0.6%
   Ford Motor Co.+                                    18,011           177,588
   General Motors Corp.+                               5,513           168,753
                                                               ---------------
TOTAL AUTOMOBILES                                                      346,341
                                                               ---------------
   SPECIALTY RETAIL 0.6%
   The Gap, Inc.                                       5,650            98,479
   Office Depot, Inc.*+                                2,951            87,645
   Tiffany & Co.                                       1,353            53,809
   AutoNation, Inc.*+                                  1,683            33,610
   Circuit City Stores, Inc.                           1,570            26,941
   OfficeMax, Inc.                                       673            21,314
                                                               ---------------
TOTAL SPECIALTY RETAIL                                                 321,798
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   LEISURE EQUIPMENT & PRODUCTS 0.4%
   Eastman Kodak Co.                                   2,712   $        65,983
   Mattel, Inc.+                                       3,881            64,735
   Brunswick Corp.                                       900            33,957
   Hasbro, Inc.                                        1,720            33,798
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     198,473
                                                               ---------------
   TEXTILES & APPAREL 0.3%
   VF Corp.+                                             863            50,028
   Liz Claiborne, Inc.                                 1,019            40,067
   Jones Apparel Group, Inc.                           1,103            31,436
   Reebok International Ltd.                             476            26,927
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               148,458
                                                               ---------------
   AUTO COMPONENTS 0.3%
   Johnson Controls, Inc.                              1,777           110,263
   Delphi Corp.                                        5,441            15,017
   Dana Corp.+                                         1,403            13,202
   Cooper Tire & Rubber Co.+                             529             8,078
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  146,560
                                                               ---------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                   1,666            71,472
                                                               ---------------
TOTAL DISTRIBUTORS                                                      71,472
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         6,491,942
                                                               ---------------
ENERGY 9.9%
   OIL & GAS 8.8%
   Chevron Corp.                                      21,825         1,412,732
   ConocoPhillips                                     13,576           949,098
   Valero Energy Corp.+                                2,858           323,126
   Occidental Petroleum Corp.                          3,750           320,363
   Devon Energy Corp.+                                 4,402           302,153
   Burlington Resources, Inc.                          3,664           297,956
   Marathon Oil Corp.                                  3,431           236,499
   Apache Corp.                                        3,084           231,978
   Anadarko Petroleum Corp.                            2,224           212,948
   Williams Cos., Inc.                                 5,552           139,078
   Kerr-McGee Corp.                                    1,124           109,152
   Amerada Hess Corp.                                    774           106,425
   El Paso Corp.+                                      6,246            86,819
   Murphy Oil Corp.                                    1,600            79,792
                                                               ---------------
TOTAL OIL & GAS                                                      4,808,119
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 1.1%
   Transocean, Inc.*                                   3,073           188,406
   National-Oilwell Varco, Inc.*                       1,644           108,175
   Nabors Industries Ltd.*+                            1,493           107,242
   Noble Corp.                                         1,304            89,272
   Weatherford International Ltd.*+                    1,300            89,258
   Rowan Cos., Inc.                                    1,018            36,129
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      618,482
                                                               ---------------
TOTAL ENERGY                                                         5,426,601
                                                               ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

INDUSTRIALS 8.1%
   AEROSPACE & DEFENSE 1.9%
   Honeywell International, Inc.                       8,279   $       310,463
   General Dynamics Corp.+                             1,886           225,471
   Northrop Grumman Corp.                              3,344           181,747
   Raytheon Co.                                        4,412           167,744
   L-3 Communications
     Holdings, Inc.+                                   1,086            85,870
   Goodrich Corp.                                      1,101            48,818
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                            1,020,113
                                                               ---------------
   MACHINERY 1.8%
   Illinois Tool Works, Inc.                           2,020           166,307
   Deere & Co.+                                        2,244           137,333
   Ingersoll-Rand Co. -- Class A                       3,194           122,107
   Paccar, Inc.                                        1,660           112,697
   ITT Industries, Inc.                                  915           103,944
   Eaton Corp.                                         1,400            88,970
   Dover Corp.                                         1,954            79,704
   Parker Hannifin Corp.                               1,101            70,805
   Cummins, Inc.                                         487            42,851
   Pall Corp.                                          1,225            33,687
   Navistar International Corp.*                         540            17,512
                                                               ---------------
TOTAL MACHINERY                                                        975,917
                                                               ---------------
   ROAD & RAIL 1.2%
   Burlington Northern Santa Fe Corp.                  3,557           212,708
   Union Pacific Corp.                                 2,449           175,593
   Norfolk Southern Corp.                              3,891           157,819
   CSX Corp.                                           2,091            97,190
                                                               ---------------
TOTAL ROAD & RAIL                                                      643,310
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 1.1%
   Tyco International Ltd.+                           19,604           545,971
   Textron, Inc.                                       1,248            89,507
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         635,478
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Cendant Corp.                                      10,159           209,682
   Waste Management, Inc.                              5,339           152,749
   RR Donnelley & Sons Co.                             2,067            76,624
   Cintas Corp.+                                       1,300            53,365
   Allied Waste Industries, Inc.*                      2,101            17,753
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   510,173
                                                               ---------------
   AIR FREIGHT & COURIERS 0.5%
   FedEx Corp.                                         2,910           253,548
   Ryder System, Inc.                                    626            21,422
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           274,970
                                                               ---------------
   BUILDING PRODUCTS 0.2%
   Masco Corp.+                                        4,191           128,580
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                128,580
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   ELECTRICAL EQUIPMENT 0.2%
   Cooper Industries Ltd. -- Class A                     864   $        59,737
   American Power Conversion Corp.                     1,603            41,518
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             101,255
                                                               ---------------
   AIRLINES 0.2%
   Southwest Airlines Co.                              6,716            99,732
                                                               ---------------
TOTAL AIRLINES                                                          99,732
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   W.W. Grainger, Inc.                                   754            47,442
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  47,442
                                                               ---------------
TOTAL INDUSTRIALS                                                    4,436,970
                                                               ---------------
HEALTH CARE 7.7%
   HEALTH CARE PROVIDERS & SERVICES 3.5%
   WellPoint, Inc.*                                    5,828           441,879
   Cardinal Health, Inc.+                              4,157           263,720
   Aetna, Inc.                                         2,732           235,334
   Caremark Rx, Inc.*                                  4,371           218,244
   Medco Health Solutions, Inc.*                       2,849           156,211
   McKesson Corp.                                      2,914           138,269
   CIGNA Corp.                                         1,167           137,543
   AmerisourceBergen Corp.                             1,000            77,300
   Humana, Inc.*                                       1,581            75,698
   Laboratory Corporation of
     America Holdings*                                 1,250            60,887
   Health Management
     Associates, Inc. -- Class A+                      2,344            55,014
   Tenet Healthcare Corp.*+                            4,421            49,648
   Manor Care, Inc.+                                     778            29,883
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,939,630
                                                               ---------------
   PHARMACEUTICALS 3.5%
   Pfizer, Inc.                                       71,594         1,787,702
   Mylan Laboratories, Inc.                            2,099            40,427
   Watson Pharmaceuticals, Inc.*+                        979            35,841
   King Pharmaceuticals, Inc.*                         2,314            35,590
                                                               ---------------
TOTAL PHARMACEUTICALS                                                1,899,560
                                                               ---------------
   BIOTECHNOLOGY 0.4%
   Biogen Idec, Inc.*                                  3,200           126,336
   Applera Corp. - Applied
     Biosystems Group                                  1,864            43,319
   Chiron Corp.*                                         990            43,184
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    212,839
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
   Fisher Scientific International, Inc.*+             1,201            74,522
   Thermo Electron Corp.*                              1,573            48,606
   Bausch & Lomb, Inc.+                                  552            44,535
   PerkinElmer, Inc.                                   1,190            24,240
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 191,903
                                                               ---------------
TOTAL HEALTH CARE                                                    4,243,932
                                                               ---------------

                                              See Notes to Financial Statements.


66 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 7.3%
   COMPUTERS & PERIPHERALS 2.4%
   Hewlett-Packard Co.                                27,780   $       811,176
   EMC Corp./MA*+                                     23,464           303,624
   Sun Microsystems, Inc.*                            33,095           129,733
   NCR Corp.*                                          1,742            55,587
   QLogic Corp.*                                         810            27,702
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        1,327,822
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 1.4%
   Motorola, Inc.+                                    23,945           528,945
   Scientific-Atlanta, Inc.                            1,414            53,039
   Comverse Technology, Inc.*+                         1,931            50,727
   Tellabs, Inc.*                                      4,390            46,183
   JDS Uniphase Corp.*+                               16,000            35,520
   ADC Telecommunications, Inc.*                       1,123            25,672
   Andrew Corp.*                                       1,580            17,617
   CIENA Corp.*                                        5,493            14,502
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         772,205
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
     1.4%
   Applied Materials, Inc.                            15,754           267,188
   Advanced Micro Devices, Inc.*+                      3,781            95,281
   Freescale Semiconductor, Inc. --
     Class B*                                          3,973            93,683
   KLA-Tencor Corp.+                                   1,860            90,694
   Micron Technology, Inc.*+                           5,843            77,712
   LSI Logic Corp.*+                                   3,685            36,297
   Novellus Systems, Inc.*                             1,320            33,106
   Teradyne, Inc.*                                     1,859            30,673
   Applied Micro Circuits Corp.*                       2,940             8,820
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                             733,454
                                                               ---------------
   IT CONSULTING & SERVICES 0.8%
   Electronic Data Systems Corp.                       5,053           113,389
   Computer Sciences Corp.*                            1,730            81,846
   Fiserv, Inc.*+                                      1,771            81,236
   Affiliated Computer
     Services, Inc. -- Class A*+                       1,140            62,244
   Sabre Holdings Corp.                                1,277            25,898
   Unisys Corp.*                                       3,208            21,301
   Convergys Corp.*+                                   1,346            19,342
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         405,256
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
   Agilent Technologies, Inc.*                         4,877           159,722
   Jabil Circuit, Inc.*+                               1,627            50,307
   Solectron Corp.*                                    9,431            36,875
   Molex, Inc.                                         1,324            35,324
   Symbol Technologies, Inc.                           2,320            22,458

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Sanmina-SCI Corp.*                                  4,997   $        21,437
   Tektronix, Inc.                                       785            19,805
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               345,928
                                                               ---------------
   SOFTWARE 0.5%
   Computer Associates
     International, Inc.                               4,400           122,364
   Siebel Systems, Inc.                                5,096            52,642
   BMC Software, Inc.*                                 2,077            43,825
   Compuware Corp.*                                    3,686            35,017
   Novell, Inc.*                                       3,634            27,073
                                                               ---------------
TOTAL SOFTWARE                                                         280,921
                                                               ---------------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*+                                       9,338           127,464
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                               127,464
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         3,993,050
                                                               ---------------
UTILITIES 6.4%
   ELECTRIC UTILITIES 3.2%
   Exelon Corp.+                                       6,508           347,787
   Southern Co.+                                       7,305           261,227
   FPL Group, Inc.                                     3,711           176,644
   FirstEnergy Corp.                                   3,096           161,363
   American Electric Power Co., Inc.+                  3,863           153,361
   Entergy Corp.                                       2,008           149,235
   Edison International                                3,067           145,008
   PPL Corp.+                                          3,584           115,871
   Progress Energy, Inc.+                              2,355           105,386
   Cinergy Corp.                                       1,888            83,846
   Allegheny Energy, Inc.*+                            1,580            48,538
   Pinnacle West Capital Corp.                           904            39,848
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             1,788,114
                                                               ---------------
   MULTI-UTILITIES 3.1%
   Dominion Resources, Inc./VA+                        3,220           277,371
   Duke Energy Corp.+                                  9,012           262,880
   Public Service Enterprise
     Group, Inc.                                       2,239           144,102
   PG&E Corp.                                          3,664           143,812
   Sempra Energy                                       2,439           114,779
   Consolidated Edison, Inc.                           2,320           112,636
   Constellation Energy Group, Inc.                    1,728           106,445
   Ameren Corp.+                                       1,959           104,787
   DTE Energy Co.                                      1,664            76,311
   Xcel Energy, Inc.+                                  3,780            74,126
   NiSource, Inc.+                                     2,716            65,863
   KeySpan Corp.                                       1,654            60,834
   CenterPoint Energy, Inc.                            2,940            43,718
   TECO Energy, Inc.+                                  1,977            35,625

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CMS Energy Corp.*+                                  2,111   $        34,726
   Calpine Corp.*+                                     5,531            14,325
   Dynegy, Inc. -- Class A*                            2,852            13,433
                                                               ---------------
TOTAL MULTI-UTILITIES                                                1,685,773
                                                               ---------------
   GAS UTILITIES 0.1%
   Peoples Energy Corp.                                  450            17,721
   Nicor, Inc.+                                          392            16,476
                                                               ---------------
TOTAL GAS UTILITIES                                                     34,197
                                                               ---------------
TOTAL UTILITIES                                                      3,508,084
                                                               ---------------
TELECOMMUNICATION SERVICES 5.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES 4.2%
   Verizon Communications, Inc.                       26,788           875,700
   SBC Communications, Inc.+                          32,110           769,677
   BellSouth Corp.+                                   17,751           466,851
   AT&T Corp.+                                         7,790           154,242
   CenturyTel, Inc.+                                   1,278            44,704
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                        2,311,174
                                                               ---------------
   WIRELESS TELECOMMUNICATION SERVICES 1.7%
   Sprint Nextel Corp.+                               28,463           676,850
   Alltel Corp.+                                       3,579           233,029
                                                               ---------------
TOTAL WIRELESS
   TELECOMMUNICATION SERVICES                                          909,879
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     3,221,053
                                                               ---------------
MATERIALS 4.2%
   CHEMICALS 1.8%
   Dow Chemical Co.                                    9,360           390,031
   Monsanto Co.+                                       2,486           155,997
   Air Products & Chemicals, Inc.                      2,132           117,558
   PPG Industries, Inc.                                1,646            97,427
   Rohm & Haas Co.                                     1,388            57,088
   Sigma-Aldrich Corp.                                   660            42,280
   Ashland, Inc.                                         747            41,264
   Eastman Chemical Co.                                  789            37,059
   Engelhard Corp.                                     1,103            30,785
                                                               ---------------
TOTAL CHEMICALS                                                        969,489
                                                               ---------------
   METALS & MINING 1.2%
   Alcoa, Inc.                                         8,510           207,814
   Newmont Mining Corp.+                               4,371           206,180
   Phelps Dodge Corp.+                                   894           116,157
   Nucor Corp.+                                        1,521            89,724
   United States Steel Corp.+                          1,110            47,009
                                                               ---------------
TOTAL METALS & MINING                                                  666,884
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.9%
   Weyerhaeuser Co.                                    2,332           160,325
   International Paper Co.+                            4,772           142,206

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Georgia-Pacific Corp.                               2,485   $        84,639
   MeadWestvaco Corp.                                  1,745            48,197
   Louisiana-Pacific Corp.+                            1,039            28,770
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          464,137
                                                               ---------------
   CONTAINERS & PACKAGING 0.2%
   Temple-Inland, Inc.                                 1,078            44,036
   Sealed Air Corp.*+                                    760            36,069
   Bemis Co.+                                          1,018            25,145
   Pactiv Corp.*                                       1,390            24,353
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           129,603
                                                               ---------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.+                                 977            72,503
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                            72,503
                                                               ---------------
TOTAL MATERIALS                                                      2,302,616
                                                               ---------------
CONSUMER STAPLES 2.5%
   FOOD & DRUG RETAILING 1.5%
   CVS Corp.+                                          7,902           229,237
   Costco Wholesale Corp.+                             4,686           201,920
   Kroger Co.*                                         7,010           144,336
   Safeway, Inc.+                                      4,390           112,384
   Albertson's, Inc.+                                  3,451            88,518
   Supervalu, Inc.                                     1,259            39,180
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            815,575
                                                               ---------------
   FOOD PRODUCTS 0.6%
   Archer-Daniels-Midland Co.                          6,307           155,531
   ConAgra Foods, Inc.+                                5,054           125,086
   Tyson Foods, Inc. -- Class A                        2,400            43,320
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    323,937
                                                               ---------------
   BEVERAGES 0.3%
   Coca-Cola Enterprises, Inc.                         2,847            55,516
   Constellation Brands, Inc. --
      Class A*                                         1,850            48,100
   Molson Coors Brewing Co. --
      Class B                                            570            36,486
                                                               ---------------
TOTAL BEVERAGES                                                        140,102
                                                               ---------------
   TOBACCO 0.1%
   Reynolds American, Inc.                               824            68,408
                                                               ---------------
TOTAL TOBACCO                                                           68,408
                                                               ---------------
   PERSONAL PRODUCTS 0.0%
   Alberto-Culver Co. -- Class B+                        673            30,117
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                 30,117
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,378,139
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $48,716,255)                                               54,688,445
                                                               ---------------

                                              See Notes to Financial Statements.


68 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $   171,974   $       171,974
   3.24% due 10/03/05                                130,978           130,978
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $302,952)                                                     302,952
                                                               ---------------
SECURITIES LENDING COLLATERAL 16.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                              8,782,960         8,782,960
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,782,960)                                                 8,782,960
                                                               ---------------
TOTAL INVESTMENTS 116.2%
   (Cost $57,802,167)                                          $    63,774,357
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (16.2)%                                      $    (8,884,092)
                                                               ===============
NET ASSETS - 100.0%                                            $    54,890,265

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
     NOTE 9.

     REIT--REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.6%

HEALTH CARE 20.3%
   HEALTH CARE EQUIPMENT & SUPPLIES 10.3%
   Respironics, Inc.*                                 29,846   $     1,258,904
   ResMed, Inc.*+                                     14,618         1,164,324
   Idexx Laboratories, Inc.*                          13,520           904,218
   Mentor Corp.+                                      15,548           855,295
   Sybron Dental Specialties, Inc.*                   16,713           694,927
   American Medical Systems
      Holdings, Inc.*                                 28,716           578,627
   Hologic, Inc.*                                      9,158           528,874
   Haemonetics Corp./MA*                              10,933           519,645
   Immucor, Inc.*+                                    18,833           516,777
   Diagnostic Products Corp.                           9,750           514,117
   Dionex Corp.*                                       8,421           456,839
   Biosite, Inc.*                                      7,117           440,258
   ArthroCare Corp.*                                  10,278           413,381
   Advanced Neuromodulation
      Systems, Inc.*+                                  8,320           394,867
   PolyMedica Corp.                                   10,038           350,728
   Intermagnetics General Corp.*                      10,720           299,517
   Integra LifeSciences
      Holdings Corp.*+                                 7,611           291,197
   Cyberonics, Inc.*+                                  9,074           270,768
   DJ Orthopedics, Inc.*+                              9,040           261,618
   SurModics, Inc.*+                                   6,469           250,286
   Merit Medical Systems, Inc.*                       11,181           198,351
   ICU Medical, Inc.*+                                 5,780           166,233
   Kensey Nash Corp.*+                                 4,166           127,730
   Possis Medical, Inc.*                               7,179            78,682
   BioLase Technology, Inc.                            9,564            68,191
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              11,604,354
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 8.2%
   Pharmaceutical Product
      Development, Inc.*                              20,818         1,197,243
   Cerner Corp.*+                                     12,524         1,088,711
   Pediatrix Medical Group, Inc.*+                     9,850           756,677
   Sierra Health Services, Inc.*+                     10,518           724,375
   United Surgical Partners
      International, Inc.*                            18,360           718,060
   American Healthways, Inc.*+                        13,720           581,728
   Owens & Minor, Inc.                                16,550           485,742
   Chemed Corp.                                       10,660           462,004
   Priority Healthcare Corp. --
      Class B*                                        16,070           447,710
   Centene Corp.*                                     17,613           440,853
   AMERIGROUP Corp.*                                  21,326           407,753
   Dendrite International, Inc.*                      17,647           354,528
   AmSurg Corp.*+                                     12,292           336,309
   LCA-Vision, Inc.+                                   8,522           316,337
   LabOne, Inc.*                                       7,235           314,723

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Amedisys, Inc.*+                                    6,465   $       252,135
   Odyssey HealthCare, Inc.*                          14,348           243,486
   CryoLife, Inc.*                                     8,885            61,751
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               9,190,125
                                                               ---------------
   PHARMACEUTICALS 1.6%
   Medicis Pharmaceutical Corp. --
      Class A+                                        22,558           734,489
   MGI Pharma, Inc.*                                  29,874           696,363
   Connetics Corp.*+                                  14,499           245,178
   Noven Pharmaceuticals, Inc.*                        9,758           136,612
                                                               ---------------
TOTAL PHARMACEUTICALS                                                1,812,642
                                                               ---------------
   BIOTECHNOLOGY 0.2%
   Enzo Biochem, Inc.*                                11,351           174,351
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    174,351
                                                               ---------------
TOTAL HEALTH CARE                                                   22,781,472
                                                               ---------------
CONSUMER DISCRETIONARY 19.5%
   HOTELS, RESTAURANTS & LEISURE 5.2%
   Sonic Corp.*                                       24,805           678,417
   Panera Bread Co. -- Class A*                       12,815           655,872
   Argosy Gaming Co.*                                 12,244           575,345
   P.F. Chang's China Bistro, Inc.*+                  10,908           489,006
   CEC Entertainment, Inc.*                           14,560           462,426
   Jack in the Box, Inc.*+                            14,760           441,472
   Shuffle Master, Inc.*+                             14,464           382,283
   Rare Hospitality International, Inc.*              14,117           362,807
   Triarc Cos. -- Class B                             22,480           343,270
   IHOP Corp.                                          8,052           328,038
   Red Robin Gourmet Burgers, Inc.*+                   5,970           273,665
   WMS Industries, Inc.*+                              9,440           265,547
   Papa John's International, Inc.*                    5,059           253,557
   Steak n Shake Co.*                                 11,590           210,358
   Bally Total Fitness Holding Corp.*                 14,176            63,367
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                  5,785,430
                                                               ---------------
   SPECIALTY RETAIL 5.1%
   Tractor Supply Co.*+                               13,774           628,783
   GameStop Corp. -- Class B*                         21,500           610,385
   Men's Wearhouse, Inc.*                             22,360           597,012
   Guitar Center, Inc.*+                              10,764           594,280
   Aaron Rents, Inc.                                  18,645           394,342
   Genesco, Inc.*                                      9,406           350,279
   Hibbett Sporting Goods, Inc.*                      14,796           329,200
   Children's Place Retail Stores, Inc.*               8,839           315,022
   Electronics Boutique
      Holdings Corp.*                                  4,829           303,454
   Select Comfort Corp.*+                             14,919           298,082
   HOT Topic, Inc.*                                   18,752           288,031
   Finish Line, Inc. -- Class A                       18,320           267,289
   Cato Corp. -- Class A                              13,003           259,150
   Stein Mart, Inc.                                   11,078           224,883

                                              SEE NOTES TO FINANCIAL STATEMENTS.


70 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Christopher & Banks Corp.                          14,871   $       206,261
   Movie Gallery, Inc.+                               10,650           110,654
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               5,777,107
                                                               ---------------
   HOUSEHOLD DURABLES 3.2%
   NVR, Inc.*                                          2,234         1,976,978
   Meritage Homes Corp.*                               9,495           727,887
   Champion Enterprises, Inc.*+                       31,449           464,816
   Ethan Allen Interiors, Inc.                        14,718           461,409
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             3,631,090
                                                               ---------------
   TEXTILES & APPAREL 2.1%
   Quiksilver, Inc.*+                                 48,670           703,282
   Wolverine World Wide, Inc.                         23,875           502,569
   Phillips-Van Heusen Corp.                          15,103           468,495
   Fossil, Inc.*+                                     20,296           369,184
   K-Swiss, Inc. -- Class A                           10,774           318,587
                                                               ---------------
TOTAL TEXTILES & APPAREL                                             2,362,117
                                                               ---------------
   LEISURE EQUIPMENT & PRODUCTS 1.7%
   Polaris Industries, Inc.+                          17,440           864,152
   SCP Pool Corp.                                     21,850           763,220
   Nautilus, Inc.+                                    13,950           307,877
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                   1,935,249
                                                               ---------------
   MEDIA 0.9%
   Arbitron, Inc.                                     13,118           522,621
   Advo, Inc.                                         12,992           406,520
   Thomas Nelson, Inc.                                 4,552            85,395
                                                               ---------------
TOTAL MEDIA                                                          1,014,536
                                                               ---------------
   DISTRIBUTORS 0.5%
   Building Material Holding Corp.                     5,900           549,821
                                                               ---------------
TOTAL DISTRIBUTORS                                                     549,821
                                                               ---------------
   AUTOMOBILES 0.4%
   Winnebago Industries, Inc.                         13,642           395,209
                                                               ---------------
TOTAL AUTOMOBILES                                                      395,209
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.3%
   Pre-Paid Legal Services, Inc.+                      4,235           163,895
   Vertrue, Inc.*                                      4,089           148,635
   CPI Corp.                                           2,758            48,513
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   361,043
                                                               ---------------
   AUTO COMPONENTS 0.1%
   Midas, Inc.*                                        5,196           103,296
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  103,296
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        21,914,898
                                                               ---------------
INDUSTRIALS 15.6%
   MACHINERY 4.9%
   Oshkosh Truck Corp.                                30,414         1,312,668
   IDEX Corp.                                         21,411           911,038
   JLG Industries, Inc.                               21,190           775,342
   Toro Co.                                           17,431           640,764
   Clarcor, Inc.                                      21,380           614,034
   Mueller Industries, Inc.                           15,210           422,382

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Kaydon Corp.+                                      11,658   $       331,204
   Wabash National Corp.+                             12,964           254,872
   ASV, Inc.*+                                         7,360           166,704
   Milacron, Inc.*                                    20,744            36,924
                                                               ---------------
TOTAL MACHINERY                                                      5,465,932
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 3.1%
   Waste Connections, Inc.*+                          19,470           683,007
   Brady Corp. -- Class A+                            20,428           632,042
   Labor Ready, Inc.*                                 22,038           565,275
   John H. Harland Co.                                11,632           516,461
   Watson Wyatt & Co., Holdings                       17,307           466,424
   Administaff, Inc.                                   9,053           359,766
   Healthcare Services Group                          11,495           221,279
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 3,444,254
                                                               ---------------
   AEROSPACE & DEFENSE 2.1%
   Engineered Support Systems, Inc.                   17,285           709,376
   Teledyne Technologies, Inc.*                       13,843           477,168
   Gencorp, Inc.*                                     22,730           423,914
   Ceradyne, Inc.*                                    10,225           375,053
   Mercury Computer Systems, Inc.*+                    8,715           228,769
   EDO Corp.                                           6,155           184,835
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                            2,399,115
                                                               ---------------
   ROAD & RAIL 1.8%
   Landstar System, Inc.                              24,296           972,569
   Knight Transportation, Inc.                        15,829           385,594
   Heartland Express, Inc.+                           18,679           379,931
   Old Dominion Freight Line, Inc.*                    7,860           263,231
                                                               ---------------
TOTAL ROAD & RAIL                                                    2,001,325
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.6%
   Roper Industries, Inc.+                            35,488         1,394,324
   Baldor Electric Co.                                11,663           295,657
   Vicor Corp.                                         7,970           120,745
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                           1,810,726
                                                               ---------------
   BUILDING PRODUCTS 1.3%
   Simpson Manufacturing Co., Inc.+                   15,180           594,145
   Lennox International, Inc.                         20,720           567,935
   ElkCorp                                             7,499           268,240
                                                               ---------------
TOTAL BUILDING PRODUCTS                                              1,430,320
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.4%
   Watsco, Inc.+                                       9,820           521,540
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 521,540
                                                               ---------------
   AIR FREIGHT & COURIERS 0.4%
   Forward Air Corp.                                  13,071           481,536
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           481,536
                                                               ---------------
TOTAL INDUSTRIALS                                                   17,554,748
                                                               ---------------
INFORMATION TECHNOLOGY 15.3%
   SOFTWARE 5.2%
   Hyperion Solutions Corp.*+                         16,663           810,655
   Micros Systems, Inc.*+                             15,954           697,987

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Take-Two Interactive Software, Inc.*+              29,402   $       649,490
   Kronos, Inc./MA*                                   13,131           586,168
   Ansys, Inc.*+                                      13,152           506,220
   Factset Research Systems, Inc.                     13,911           490,224
   Progress Software Corp.*                           15,421           489,925
   Filenet Corp.*                                     17,160           478,764
   Manhattan Associates, Inc.*                        11,859           275,129
   SS&C Technologies Co.                               7,080           259,411
   Serena Software, Inc.*+                            11,944           238,044
   Sonic Solutions, Inc.*                             10,093           217,000
   Radiant Systems, Inc.*                              9,360            96,595
                                                               ---------------
TOTAL SOFTWARE                                                       5,795,612
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 3.5%
   Flir Systems, Inc.*+                               28,865           853,827
   Trimble Navigation Ltd.*                           22,198           747,851
   Cognex Corp.                                       19,493           586,154
   Itron, Inc.*                                       10,010           457,057
   MTS Systems Corp.                                   8,210           310,092
   Rogers Corp.*                                       6,737           260,722
   Littelfuse, Inc.*                                   9,266           260,652
   Scansource, Inc.*                                   5,287           257,688
   Daktronics, Inc.                                    6,494           155,726
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             3,889,769
                                                               ---------------
   IT CONSULTING & SERVICES 2.2%
   Global Payments, Inc.+                             13,677         1,062,977
   CACI International, Inc. -- Class A*+              12,463           755,258
   Talx Corp.                                          8,715           285,765
   Mantech International Corp. -- Class A*             7,340           193,849
   iPayment Holdings, Inc.*                            5,100           192,984
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       2,490,833
                                                               ---------------
   INTERNET SOFTWARE & SERVICES 1.5%
   Websense, Inc.*                                     9,921           508,054
   j2 Global Communications, Inc.*+                   10,159           410,627
   Digital Insight Corp.*                             14,110           367,707
   WebEx Communications, Inc.*+                       14,355           351,841
   Zix Corp.*+                                        11,726            23,452
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                   1,661,681
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.4%
   Microsemi Corp.*+                                  26,025           664,679
   ATMI, Inc.*                                        15,603           483,693
   Power Integrations, Inc.*                          12,172           264,741
   Kulicke & Soffa Industries, Inc.*                  21,532           156,107
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        1,569,220
                                                               ---------------
   COMPUTERS & PERIPHERALS 0.8%
   Avid Technology, Inc.*+                            17,130           709,182
   Synaptics, Inc.*+                                  10,034           188,639
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          897,821
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   COMMUNICATIONS EQUIPMENT 0.7%
   Comtech Telecommunications Corp.*                   8,030   $       333,004
   Netgear, Inc.*+                                    13,540           325,772
   Harmonic, Inc.*                                    30,501           177,516
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         836,292
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        17,141,228
                                                               ---------------
ENERGY 12.7%
   OIL & GAS 8.5%
   Southwestern Energy Co.*                           33,972         2,493,545
   Massey Energy Co.+                                 31,839         1,626,018
   Vintage Petroleum, Inc.                            22,778         1,040,043
   Frontier Oil Corp.                                 23,250         1,031,138
   Cabot Oil & Gas Corp.                              20,340         1,027,373
   St. Mary Land & Exploration Co.                    23,366           855,196
   Penn Virginia Corp.                                 7,695           444,078
   Remington Oil & Gas Corp.*                          9,720           403,380
   World Fuel Services Corp.                          11,245           364,900
   Petroleum Development Corp.*                        6,864           263,166
                                                               ---------------
TOTAL OIL & GAS                                                      9,548,837
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 4.2%
   Unit Corp.*                                        18,999         1,050,265
   Cal Dive International, Inc.*+                     16,075         1,019,316
   Lone Star Technologies, Inc.*+                     12,448           691,984
   Hydril*+                                            8,115           557,014
   CARBO Ceramics, Inc.                                8,224           542,702
   Atwood Oceanics, Inc.*+                             5,540           466,523
   Tetra Technologies, Inc.*                          14,148           441,700
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    4,769,504
                                                               ---------------
TOTAL ENERGY                                                        14,318,341
                                                               ---------------
FINANCIALS 7.8%
   BANKS 3.7%
   East-West Bancorp, Inc.                            23,183           789,149
   Hudson United Bancorp                              18,420           779,718
   First Midwest Bancorp, Inc./IL+                    18,778           699,293
   UCBH Holdings, Inc.+                               38,077           697,571
   Republic Bancorp, Inc./MI                          28,683           405,578
   TrustCo Bank Corp./NY+                             31,079           389,420
   PrivateBancorp, Inc.                                7,239           248,153
   Nara Bancorp, Inc.                                  8,120           121,394
                                                               ---------------
TOTAL BANKS                                                          4,130,276
                                                               ---------------
   REAL ESTATE 2.9%
   Shurgard Storage Centers, Inc. -- Class A          19,450         1,086,671
   Essex Property Trust, Inc.+                         9,574           861,660
   Kilroy Realty Corp.                                11,988           671,688
   Eastgroup Properties, Inc.                          9,090           397,687
   Acadia Realty Trust                                13,010           234,050
                                                               ---------------
TOTAL REAL ESTATE                                                    3,251,756
                                                               ---------------

                                              See Notes to Financial Statements.


72 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   INSURANCE 1.1%
   Philadelphia Consolidated
      Holding Co.*+                                    7,603   $       645,494
   Zenith National Insurance Corp.                     9,530           597,436
                                                               ---------------
TOTAL INSURANCE                                                      1,242,930
                                                               ---------------
   CONSUMER FINANCE 0.1%
   World Acceptance Corp.*                             7,726           196,318
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 196,318
                                                               ---------------
TOTAL FINANCIALS                                                     8,821,280
                                                               ---------------
MATERIALS 3.4%
   CONSTRUCTION MATERIALS 1.7%
   Florida Rock Industries, Inc.+                     19,598         1,256,036
   Headwaters, Inc.*+                                 17,234           644,551
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                         1,900,587
                                                               ---------------
   METALS & MINING 0.9%
   Cleveland-Cliffs, Inc.+                             9,075           790,523
   Amcol International Corp.                           9,095           173,442
                                                               ---------------
TOTAL METALS & MINING                                                  963,965
                                                               ---------------
   CHEMICALS 0.6%
   Georgia Gulf Corp.+                                14,180           341,454
   MacDermid, Inc.                                    10,356           271,949
   Omnova Solutions, Inc.*                            16,936            74,010
                                                               ---------------
TOTAL CHEMICALS                                                        687,413
                                                               ---------------
   PAPER & FOREST PRODUCTS 0.2%
   Deltic Timber Corp.                                 5,110           235,316
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                          235,316
                                                               ---------------
TOTAL MATERIALS                                                      3,787,281
                                                               ---------------
CONSUMER STAPLES 2.4%
   FOOD PRODUCTS 1.2%
   Flowers Foods, Inc.                                21,660           590,885
   Delta & Pine Land Co.                              15,018           396,625
   Lance, Inc.                                        12,386           216,260
   Peet's Coffee & Tea, Inc.*                          5,790           177,290
                                                               ---------------
TOTAL FOOD PRODUCTS                                                  1,381,060
                                                               ---------------
   FOOD & DRUG RETAILING 0.7%
   United Natural Foods, Inc.*+                       17,024           601,969
   Great Atlantic & Pacific Tea Co.*                   7,050           199,938
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            801,907
                                                               ---------------
   PERSONAL PRODUCTS 0.3%
   USANA Health Sciences, Inc.*+                       4,260           203,202
   Natures Sunshine Products, Inc.                     5,014           116,525
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                319,727
                                                               ---------------
   HOUSEHOLD PRODUCTS 0.2%
   WD-40 Co.                                           6,873           182,203
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               182,203
                                                               ---------------
TOTAL CONSUMER STAPLES                                               2,684,897
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

UTILITIES 2.3%
   GAS UTILITIES 2.3%
   Energen Corp.                                      30,435   $     1,316,618
   UGI Corp.                                          43,390         1,221,429
                                                               ---------------
TOTAL GAS UTILITIES                                                  2,538,047
                                                               ---------------
TOTAL UTILITIES                                                      2,538,047
                                                               ---------------
TELECOMMUNICATION SERVICES 0.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
   Commonwealth Telephone Enterprises, Inc.            9,052           341,260
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                          341,260
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                       341,260
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $103,090,557)                                             111,883,452
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                                 -----------

REPURCHASE AGREEMENTS 0.3%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $   191,436           191,436
   3.24% due 10/03/05                                145,802           145,802
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $337,238)                                                     337,238
                                                               ---------------
SECURITIES LENDING COLLATERAL 11.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                             13,293,323        13,293,323
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $13,293,323)                                               13,293,323
                                                               ---------------
TOTAL INVESTMENTS 111.8%
   (Cost $116,721,118)                                         $   125,514,013
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (11.8)%                                      $   (13,215,602)
                                                               ===============
NET ASSETS - 100.0%                                            $   112,298,411

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 9.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 100.8%

CONSUMER DISCRETIONARY 22.8%
   SPECIALTY RETAIL 8.9%
   Chico's FAS, Inc.*+                                13,914   $       512,035
   Michaels Stores, Inc.                              10,428           344,750
   Williams-Sonoma, Inc.*+                             8,960           343,616
   Abercrombie & Fitch Co. -- Class A                  6,739           335,939
   Advance Auto Parts, Inc.*+                          8,433           326,169
   Ross Stores, Inc.                                  11,245           266,506
   CarMax, Inc.*+                                      8,047           251,630
   Urban Outfitters, Inc.*+                            8,482           249,371
   American Eagle Outfitters, Inc.                    10,531           247,794
   O'Reilly Automotive, Inc.*                          8,604           242,461
   Petsmart, Inc.                                     11,029           240,212
   Claire's Stores, Inc.                               7,642           184,401
   Pacific Sunwear of California, Inc.*+               5,747           123,216
   Aeropostale, Inc.*+                                 4,271            90,759
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               3,758,859
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 3.4%
   GTECH Holdings Corp.                                8,913           285,751
   Brinker International, Inc.*                        6,779           254,619
   Cheesecake Factory, Inc.*                           6,038           188,627
   Outback Steakhouse, Inc.                            5,057           185,086
   Boyd Gaming Corp.                                   3,343           144,150
   International Speedway Corp. -- Class A             2,713           142,351
   Applebee's International, Inc.                      6,083           125,858
   Ruby Tuesday, Inc.                                  4,904           106,711
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                  1,433,153
                                                               ---------------
   HOUSEHOLD DURABLES 3.3%
   Harman International
      Industries, Inc.                                 5,080           519,532
   Toll Brothers, Inc.*+                               9,110           406,944
   Ryland Group, Inc.+                                 3,610           246,996
   Hovnanian Enterprises, Inc. -- Class A*+            2,760           141,312
   Tupperware Corp.+                                   4,103            93,466
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             1,408,250
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 2.4%
   Career Education Corp.*+                            7,923           281,742
   Laureate Education, Inc.*+                          3,830           187,555
   Education Management Corp.*                         5,137           165,617
   ITT Educational Services, Inc.*                     2,916           143,905
   Corinthian Colleges, Inc.*                          7,026            93,235
   DeVry, Inc.*+                                       4,510            85,915
   Sotheby's Holdings, Inc. -- Class A*                3,440            57,517
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,015,486
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   MEDIA 1.9%
   Washington Post Co. -- Class B                        452   $       362,730
   Valassis Communications, Inc.*                      3,840           149,683
   Reader's Digest Association, Inc.                   7,631           121,867
   Harte-Hanks, Inc.                                   4,480           118,406
   Catalina Marketing Corp.+                           3,094            70,358
                                                               ---------------
TOTAL MEDIA                                                            823,044
                                                               ---------------
   MULTILINE RETAIL 1.3%
   Neiman-Marcus Group, Inc. -- Class A                3,770           376,812
   Dollar Tree Stores, Inc.*+                          8,268           179,002
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 555,814
                                                               ---------------
   TEXTILES & APPAREL 0.9%
   Polo Ralph Lauren Corp.                             4,650           233,895
   Timberland Co. -- Class A*                          4,256           143,767
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               377,662
                                                               ---------------
   AUTO COMPONENTS 0.5%
   Gentex Corp.+                                      12,050           209,670
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  209,670
                                                               ---------------
   AUTOMOBILES 0.2%
   Thor Industries, Inc.                               2,658            90,372
                                                               ---------------
TOTAL AUTOMOBILES                                                       90,372
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         9,672,310
                                                               ---------------
HEALTH CARE 17.0%
   HEALTH CARE PROVIDERS & SERVICES 6.1%
   Patterson Cos., Inc.*+                             10,620           425,119
   Health Net, Inc.*+                                  8,730           413,104
   Lincare Holdings, Inc.*+                            7,557           310,215
   Henry Schein, Inc.*                                 6,713           286,108
   Renal Care Group, Inc.*                             5,245           248,193
   Covance, Inc.*                                      4,800           230,352
   Universal Health Services, Inc. -- Class B+         4,290           204,333
   LifePoint Hospitals, Inc.*+                         4,387           191,843
   VCA Antech, Inc.*+                                  6,356           162,205
   Apria Healthcare Group, Inc.*                       3,812           121,641
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               2,593,113
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 5.3%
   Varian Medical Systems, Inc.*+                     10,076           398,103
   DENTSPLY International, Inc.                        6,104           329,738
   Beckman Coulter, Inc.                               4,774           257,701
   Cytyc Corp.*                                        8,638           231,930
   Hillenbrand Industries, Inc.+                       4,701           221,182
   Inamed Corp.*+                                      2,797           211,677
   Edwards Lifesciences Corp.*                         4,600           204,286
   Intuitive Surgical, Inc.*+                          2,690           197,150
   Gen-Probe, Inc.*                                    3,901           192,904
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               2,244,671
                                                               ---------------

                                              See Notes to Financial Statements.


74 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   PHARMACEUTICALS 3.6%
   Sepracor, Inc.*+                                    8,112   $       478,527
   Barr Pharmaceuticals, Inc.*                         8,193           449,960
   IVAX Corp.*                                        16,564           436,627
   Valeant Pharmaceuticals International               7,129           143,150
                                                               ---------------
TOTAL PHARMACEUTICALS                                                1,508,264
                                                               ---------------
   BIOTECHNOLOGY 2.0%
   Protein Design Labs, Inc.*                          8,243           230,804
   Cephalon, Inc.*+                                    4,470           207,497
   Techne Corp.*+                                      2,995           170,655
   Vertex Pharmaceuticals, Inc.*+                      7,370           164,720
   Martek Biosciences Corp.*+                          2,445            85,893
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    859,569
                                                               ---------------
TOTAL HEALTH CARE                                                    7,205,617
                                                               ---------------
INFORMATION TECHNOLOGY 16.4%
   IT CONSULTING & SERVICES 3.9%
   Cognizant Technology Solutions Corp.*              10,516           489,940
   DST Systems, Inc.*+                                 5,371           294,492
   Alliance Data Systems Corp.*+                       5,339           209,022
   Certegy, Inc.                                       4,777           191,175
   MoneyGram International, Inc.                       6,585           142,960
   Anteon International Corp.*                         2,510           107,328
   SRA International, Inc. -- Class A*                 2,810            99,699
   CSG Systems International, Inc.*                    3,783            82,129
   Gartner, Inc. -- Class A*+                          4,429            51,775
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       1,668,520
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.9%
   Microchip Technology, Inc.                         16,106           485,113
   Lam Research Corp.*+                               10,509           320,209
   MEMC Electronic Materials, Inc.*+                  12,090           275,531
   Cypress Semiconductor Corp.*+                      10,290           154,865
   Cree, Inc.*+                                        5,820           145,616
   Silicon Laboratories, Inc.*+                        3,436           104,420
   Semtech Corp.*+                                     5,668            93,352
   Micrel, Inc.*+                                      5,070            56,936
   LTX Corp.*                                          4,730            19,961
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           1,656,003
                                                               ---------------
   SOFTWARE 3.6%
   McAfee, Inc.*+                                     12,735           400,134
   Activision, Inc.*+                                 15,680           320,656
   Macromedia, Inc.*                                   5,859           238,286
   Sybase, Inc.*+                                      6,960           163,003
   Jack Henry & Associates, Inc.                       5,788           112,287
   Reynolds & Reynolds Co. -- Class A                  3,941           108,023

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Transaction Systems
      Architects, Inc. -- Class A*+                    2,864   $        79,762
   Wind River Systems, Inc.*+                          5,766            74,554
   Advent Software, Inc.*+                             1,226            33,029
                                                               ---------------
TOTAL SOFTWARE                                                       1,529,734
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 2.0%
   Harris Corp.                                       10,252           428,534
   ADTRAN, Inc.                                        5,187           163,390
   F5 Networks, Inc.*+                                 2,956           128,497
   Plantronics, Inc.                                   3,633           111,933
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                         832,354
                                                               ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.6%
   CDW Corp.+                                          4,837           284,996
   Amphenol Corp. -- Class A                           6,838           275,845
   National Instruments Corp.+                         4,239           104,449
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               665,290
                                                               ---------------
   COMPUTERS & PERIPHERALS 0.9%
   Western Digital Corp.*+                            16,390           211,923
   Diebold, Inc.                                       5,412           186,497
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                          398,420
                                                               ---------------
   OFFICE ELECTRONICS 0.5%
   Zebra Technologies Corp. -- Class A*+               5,553           217,067
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                               217,067
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         6,967,388
                                                               ---------------
INDUSTRIALS 16.1%
   COMMERCIAL SERVICES & SUPPLIES 5.2%
   Dun & Bradstreet Corp.*                             5,177           341,009
   Republic Services, Inc.                             9,510           335,608
   ChoicePoint, Inc.*                                  6,956           300,291
   HNI Corp.                                           4,253           256,116
   Corporate Executive Board Co.                       3,070           239,399
   Stericycle, Inc.*+                                  3,421           195,510
   Herman Miller, Inc.                                 5,355           162,256
   Deluxe Corp.                                        3,899           156,584
   Copart, Inc.*                                       5,347           127,633
   Korn/Ferry International, Inc.*+                    3,157            51,743
   Rollins, Inc.                                       2,272            44,349
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 2,210,498
                                                               ---------------
   MACHINERY 2.9%
   Joy Global, Inc.                                    6,240           314,870
   Pentair, Inc.                                       7,841           286,197
   Harsco Corp.                                        3,210           210,480
   Graco, Inc.+                                        5,292           181,410
   Donaldson Co., Inc.                                 5,291           161,534
   Nordson Corp.                                       2,510            95,455
                                                               ---------------
TOTAL MACHINERY                                                      1,249,946
                                                               ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS 2.1%
   Expeditors International
     Washington, Inc.+                                 8,207   $       465,994
   C.H. Robinson Worldwide, Inc.+                      6,587           422,358
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           888,352
                                                               ---------------
   AEROSPACE & DEFENSE 1.8%
   Precision Castparts Corp.                          10,230           543,213
   Alliant Techsystems, Inc.*+                         2,861           213,574
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              756,787
                                                               ---------------
   ELECTRICAL EQUIPMENT 1.1%
   AMETEK, Inc.+                                       5,380           231,179
   Hubbell, Inc. -- Class B                            4,672           219,257
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             450,436
                                                               ---------------
   ROAD & RAIL 0.9%
   CNF, Inc.                                           4,039           212,047
   J.B. Hunt Transport Services, Inc.                  9,756           185,462
                                                               ---------------
TOTAL ROAD & RAIL                                                      397,509
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.7%
   Jacobs Engineering Group, Inc.*+                    4,450           299,930
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                       299,930
                                                               ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.7%
   Fastenal Co.+                                       4,772           291,521
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 291,521
                                                               ---------------
   INDUSTRIAL CONGLOMERATES 0.4%
   Carlisle Cos., Inc.+                                2,357           149,834
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                         149,834
                                                               ---------------
   AIRLINES 0.3%
   JetBlue Airways Corp.*+                             7,214           126,966
                                                               ---------------
TOTAL AIRLINES                                                         126,966
                                                               ---------------
TOTAL INDUSTRIALS                                                    6,821,779
                                                               ---------------
FINANCIALS 11.9%
   REAL ESTATE 4.0%
   Developers Diversified Realty Corp.                 8,375           391,113
   Macerich Co.                                        4,600           298,724
   Regency Centers Corp.+                              4,890           280,931
   United Dominion Realty Trust, Inc.                 10,560           250,272
   Weingarten Realty Investors                         6,185           234,102
   Rayonier, Inc.                                      3,881           223,623
                                                               ---------------
TOTAL REAL ESTATE                                                    1,678,765
                                                               ---------------
   CAPITAL MARKETS 3.9%
   Legg Mason, Inc.+                                   8,654           949,257
   Eaton Vance Corp.                                  10,054           249,540
   SEI Investments Co.                                 4,937           185,533
   Investors Financial Services Corp.+                 5,096           167,658
   Waddell & Reed Financial, Inc. --
     Class A+                                          6,438           124,640
                                                               ---------------
TOTAL CAPITAL MARKETS                                                1,676,628
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   BANKS 3.0%
   TCF Financial Corp.                                 8,784   $       234,972
   City National Corp.                                 3,180           222,886
   Bank of Hawaii Corp.                                3,987           196,240
   Wilmington Trust Corp.                              5,214           190,050
   Cullen/Frost Bankers, Inc.                          3,520           173,677
   SVB Financial Group*+                               2,730           132,787
   Westamerica Bancorporation                          2,504           129,332
                                                               ---------------
TOTAL BANKS                                                          1,279,944
                                                               ---------------
   INSURANCE 1.0%
   Brown & Brown, Inc.                                 4,256           211,480
   Arthur J. Gallagher & Co.+                          7,286           209,910
                                                               ---------------
TOTAL INSURANCE                                                        421,390
                                                               ---------------
TOTAL FINANCIALS                                                     5,056,727
                                                               ---------------
ENERGY 8.3%
   OIL & GAS 4.4%
   Peabody Energy Corp.                               10,100           851,935
   Arch Coal, Inc.+                                    4,913           331,627
   Plains Exploration &
     Production Co.*                                   6,028           258,119
   Western Gas Resources, Inc.+                        4,427           226,795
   Denbury Resources, Inc.*                            4,400           221,936
                                                               ---------------
TOTAL OIL & GAS                                                      1,890,412
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 3.9%
   Smith International, Inc.+                         16,348           544,552
   Patterson-UTI Energy, Inc.+                        13,215           476,797
   Grant Prideco, Inc.*+                               9,780           397,557
   FMC Technologies, Inc.*                             5,279           222,299
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    1,641,205
                                                               ---------------
TOTAL ENERGY                                                         3,531,617
                                                               ---------------
CONSUMER STAPLES 3.6%
   FOOD & DRUG RETAILING 1.6%
   Whole Foods Market, Inc.+                           5,182           696,720
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            696,720
                                                               ---------------
   HOUSEHOLD PRODUCTS 1.2%
   Energizer Holdings, Inc.*                           5,458           309,469
   Church & Dwight Co., Inc.                           4,927           182,003
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               491,472
                                                               ---------------
   FOOD PRODUCTS 0.8%
   Hormel Foods Corp.                                  5,615           185,239
   Lancaster Colony Corp.                              1,978            85,054
   Tootsie Roll Industries, Inc.                       1,934            61,404
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    331,697
                                                               ---------------
TOTAL CONSUMER STAPLES                                               1,519,889
                                                               ---------------

                                              See Notes to Financial Statements.


76 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

UTILITIES 3.5%
   GAS UTILITIES 2.2%
   Questar Corp.                                       6,545   $       576,746
   Equitable Resources, Inc.                           9,352           365,289
                                                               ---------------
TOTAL GAS UTILITIES                                                    942,035
                                                               ---------------
   WATER UTILITIES 0.7%
   Aqua America, Inc.                                  7,401           281,386
                                                               ---------------
TOTAL WATER UTILITIES                                                  281,386
                                                               ---------------
   ELECTRIC UTILITIES 0.6%
   DPL, Inc.+                                          9,775           271,745
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                               271,745
                                                               ---------------
TOTAL UTILITIES                                                      1,495,166
                                                               ---------------
MATERIALS 1.0%
   CHEMICALS 0.8%
   Chemtura Corp.                                     18,272           226,938
   Olin Corp.+                                         5,503           104,502
                                                               ---------------
TOTAL CHEMICALS                                                        331,440
                                                               ---------------
   CONTAINERS & PACKAGING 0.2%
   Packaging Corporation of America                    4,827            93,692
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                            93,692
                                                               ---------------
TOTAL MATERIALS                                                        425,132
                                                               ---------------
TELECOMMUNICATION SERVICES 0.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   Cincinnati Bell, Inc.*+                            18,945            83,547
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                           83,547
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                        83,547
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $36,624,747)                                                42,779,172
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                         $      145,501   $       145,501
   3.24% due 10/03/05                                110,816           110,816
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $256,317)                                                     256,317
                                                               ---------------
SECURITIES LENDING COLLATERAL 19.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                              8,082,491         8,082,491
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,082,491)                                                 8,082,491
                                                               ---------------
TOTAL INVESTMENTS 120.4%
   (Cost $44,963,555)                                          $    51,117,980
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (20.4)%                                      $    (8,677,720)
                                                               ===============
NET ASSETS - 100.0%                                            $    42,440,260

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 9.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.8%

INFORMATION TECHNOLOGY 23.6%
   SOFTWARE 6.8%
   Microsoft Corp.                                    45,988   $     1,183,271
   Oracle Corp.*                                      18,828           233,279
   Symantec Corp.*                                     5,983           135,575
   Electronic Arts, Inc.*+                             1,511            85,961
   Adobe Systems, Inc.+                                2,456            73,312
   Autodesk, Inc.                                      1,139            52,895
   Intuit, Inc.*+                                        903            40,463
   Citrix Systems, Inc.*                                 846            21,268
   Mercury Interactive Corp.*+                           433            17,147
   Parametric Technology Corp.*                        1,360             9,479
                                                               ---------------
TOTAL SOFTWARE                                                       1,852,650
                                                               ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 5.4%
   Intel Corp.                                        30,412           749,656
   Texas Instruments, Inc.+                            8,102           274,658
   Maxim Integrated Products, Inc.                     1,633            69,647
   Analog Devices, Inc.+                               1,862            69,155
   Broadcom Corp. -- Class A*                          1,409            66,096
   Linear Technology Corp.                             1,528            57,438
   Xilinx, Inc.                                        1,743            48,543
   National Semiconductor Corp.+                       1,717            45,157
   Altera Corp.*+                                      1,856            35,468
   Nvidia Corp.*+                                        837            28,692
   PMC - Sierra, Inc.*                                   906             7,982
                                                               ---------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           1,452,492
                                                               ---------------
   COMPUTERS & PERIPHERALS 5.0%
   International Business
      Machines Corp.                                   7,969           639,273
   Dell, Inc.*                                        11,965           409,203
   Apple Computer, Inc.*                               4,139           221,892
   Network Appliance, Inc.*                            1,837            43,610
   Lexmark International, Inc.*                          592            36,142
   Gateway, Inc.*                                      1,314             3,548
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        1,353,668
                                                               ---------------
   COMMUNICATIONS EQUIPMENT 4.3%
   Cisco Systems, Inc.*                               31,903           572,021
   Qualcomm, Inc.                                      8,137           364,131
   Corning, Inc.*                                      7,344           141,959
   Lucent Technologies, Inc.*+                        22,184            72,098
   Avaya, Inc.*                                        2,117            21,805
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       1,172,014
                                                               ---------------
   IT CONSULTING & SERVICES 1.3%
   First Data Corp.                                    3,851           154,040
   Automatic Data Processing, Inc.                     2,898           124,730
   Paychex, Inc.+                                      1,660            61,553
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                         340,323
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------
   INTERNET SOFTWARE & SERVICES 0.8%
   Yahoo!, Inc.*+                                      6,262   $       211,906
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                     211,906
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         6,383,053
                                                               ---------------
HEALTH CARE 19.0%
   PHARMACEUTICALS 10.0%
   Johnson & Johnson, Inc.                            14,846           939,455
   Abbott Laboratories                                 7,759           328,982
   Wyeth                                               6,691           309,593
   Eli Lilly & Co.+                                    5,662           303,030
   Merck & Co., Inc.                                  10,954           298,058
   Bristol-Myers Squibb Co.+                           9,764           234,922
   Schering-Plough Corp.+                              7,366           155,054
   Forest Laboratories, Inc.*                          1,699            66,210
   Allergan, Inc.+                                       655            60,011
                                                               ---------------
TOTAL PHARMACEUTICALS                                                2,695,315
                                                               ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 4.0%
   Medtronic, Inc.                                     6,047           324,240
   Baxter International, Inc.                          3,108           123,916
   Guidant Corp.                                       1,649           113,599
   Zimmer Holdings, Inc.*+                             1,239            85,355
   St. Jude Medical, Inc.*                             1,819            85,129
   Stryker Corp.                                       1,446            71,476
   Boston Scientific Corp.*+                           2,945            68,825
   Becton, Dickinson & Co.                             1,249            65,485
   Biomet, Inc.+                                       1,246            43,249
   C.R. Bard, Inc.                                       521            34,401
   Hospira, Inc.*                                        796            32,612
   Waters Corp.*                                         573            23,837
   Millipore Corp.*                                      257            16,163
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,088,287
                                                               ---------------
   BIOTECHNOLOGY 2.7%
   Amgen, Inc.*                                        6,159           490,687
   Gilead Sciences, Inc.*+                             2,275           110,929
   Genzyme Corp.*                                      1,279            91,628
   Medimmune, Inc.*                                    1,226            41,255
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                    734,499
                                                               ---------------
   HEALTH CARE PROVIDERS & SERVICES 2.3%
   UnitedHealth Group, Inc.+                           6,304           354,285
   HCA, Inc.                                           2,257           108,156
   Coventry Health Care, Inc.*                           540            46,451
   Express Scripts, Inc.*+                               737            45,841
   Quest Diagnostics, Inc.+                              830            41,948
   IMS Health, Inc.                                    1,125            28,316
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 624,997
                                                               ---------------
TOTAL HEALTH CARE                                                    5,143,098
                                                               ---------------
CONSUMER STAPLES 17.3%
   BEVERAGES 4.2%
   PepsiCo, Inc.                                       8,340           472,961

                                              See Notes to Financial Statements.


78 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Coca-Cola Co.                                      10,362   $       447,535
   Anheuser-Busch Cos., Inc.+                          3,876           166,823
   Brown-Forman Corp. -- Class B                         416            24,769
   Pepsi Bottling Group, Inc.+                           689            19,671
                                                               ---------------
TOTAL BEVERAGES                                                      1,131,759
                                                               ---------------
   HOUSEHOLD PRODUCTS 4.0%
   Procter & Gamble Co.+                              13,012           773,693
   Kimberly-Clark Corp.                                2,377           141,503
   Colgate-Palmolive Co.+                              2,592           136,832
   Clorox Co.+                                           758            42,099
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                             1,094,127
                                                               ---------------
   FOOD & DRUG RETAILING 3.2%
   Wal-Mart Stores, Inc.                              12,469           546,392
   Walgreen Co.+                                       5,107           221,899
   Sysco Corp.                                         3,157            99,035
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            867,326
                                                               ---------------
   TOBACCO 3.0%
   Altria Group, Inc.                                 10,358           763,488
   UST, Inc.+                                            821            34,367
                                                               ---------------
TOTAL TOBACCO                                                          797,855
                                                               ---------------
   FOOD PRODUCTS 1.7%
   General Mills, Inc.                                 1,830            88,206
   Sara Lee Corp.+                                     3,915            74,189
   WM Wrigley Jr Co.                                     901            64,764
   H.J. Heinz Co.                                      1,697            62,008
   Kellogg Co.                                         1,276            58,862
   Hershey Co.                                           916            51,580
   Campbell Soup Co.                                     921            27,400
   McCormick & Co., Inc.                                 670            21,862
                                                               ---------------
TOTAL FOOD PRODUCTS                                                    448,871
                                                               ---------------
   PERSONAL PRODUCTS 1.2%
   Gillette Co.                                        4,648           270,514
   Avon Products, Inc.                                 2,350            63,450
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                                333,964
                                                               ---------------
TOTAL CONSUMER STAPLES                                               4,673,902
                                                               ---------------
INDUSTRIALS 14.1%
   INDUSTRIAL CONGLOMERATES 7.6%
   General Electric Co.                               52,913         1,781,581
   3M Co.+                                             3,818           280,088
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                       2,061,669
                                                               ---------------
   AEROSPACE & DEFENSE 2.6%
   Boeing Co.                                          4,096           278,323
   United Technologies Corp.                           5,118           265,317
   Lockheed Martin Corp.+                              1,819           111,032
   Rockwell Collins, Inc.+                               884            42,715
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                              697,387
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS 1.4%
   United Parcel Service, Inc. -- Class B              5,529   $       382,220
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                           382,220
                                                               ---------------
   MACHINERY 1.0%
   Caterpillar, Inc.                                   3,381           198,634
   Danaher Corp.+                                      1,184            63,734
                                                               ---------------
TOTAL MACHINERY                                                        262,368
                                                               ---------------
   ELECTRICAL EQUIPMENT 0.7%
   Emerson Electric Co.                                2,059           147,836
   Rockwell Automation, Inc.                             904            47,822
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                             195,658
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Pitney Bowes, Inc.                                  1,139            47,542
   Robert Half International, Inc.                       845            30,074
   Avery Dennison Corp.+                                 547            28,657
   Equifax, Inc.                                         650            22,711
   Monster Worldwide, Inc.*+                             604            18,549
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   147,533
                                                               ---------------
   BUILDING PRODUCTS 0.2%
   American Standard Cos., Inc.                          915            42,593
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                 42,593
                                                               ---------------
   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.                                           440            28,327
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                        28,327
                                                               ---------------
TOTAL INDUSTRIALS                                                    3,817,755
                                                               ---------------
ENERGY 10.5%
   OIL & GAS 8.4%
   Exxon Mobil Corp.                                  31,467         1,999,413
   EOG Resources, Inc.+                                1,202            90,030
   XTO Energy, Inc.+                                   1,804            81,757
   Sunoco, Inc.                                          684            53,489
   Kinder Morgan, Inc.+                                  485            46,637
                                                               ---------------
TOTAL OIL & GAS                                                      2,271,326
                                                               ---------------
   ENERGY EQUIPMENT & SERVICES 2.1%
   Schlumberger Ltd.+                                  2,939           247,993
   Halliburton Co.+                                    2,536           173,767
   Baker Hughes, Inc.+                                 1,705           101,754
   BJ Services Co.                                     1,612            58,016
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      581,530
                                                               ---------------
TOTAL ENERGY                                                         2,852,856
                                                               ---------------
CONSUMER DISCRETIONARY 9.5%
   SPECIALTY RETAIL 3.8%
   Home Depot, Inc.+                                  10,682           407,412
   Lowe's Cos., Inc.+                                  3,896           250,902
   Best Buy Co., Inc.+                                 2,016            87,756

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   Staples, Inc.+                                      3,667   $        78,180
   Bed Bath & Beyond, Inc.*                            1,471            59,105
   TJX Cos., Inc.                                      2,327            47,657
   Limited Brands, Inc.+                               1,747            35,691
   Sherwin-Williams Co.                                  567            24,988
   AutoZone, Inc.*+                                      287            23,893
   RadioShack Corp.                                      669            16,591
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               1,032,175
                                                               ---------------
   HOTELS, RESTAURANTS & LEISURE 1.4%
   Starbucks Corp.*                                    1,913            95,841
   Yum! Brands, Inc.                                   1,429            69,178
   Harrah's Entertainment, Inc.                          920            59,975
   Marriott International, Inc. -- Class A+              858            54,054
   International Game
      Technology, Inc.+                                1,707            46,089
   Hilton Hotels Corp.                                 1,637            36,538
   Darden Restaurants, Inc.+                             675            20,500
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                    382,175
                                                               ---------------
   MULTILINE RETAIL 1.1%
   Target Corp.                                        4,412           229,115
   Nordstrom, Inc.                                     1,100            37,752
   Dollar General Corp.+                               1,599            29,326
                                                               ---------------
TOTAL MULTILINE RETAIL                                                 296,193
                                                               ---------------
   INTERNET & CATALOG RETAIL 0.8%
   eBay, Inc.*                                         5,543           228,372
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                        228,372
                                                               ---------------
   MEDIA 0.7%
   McGraw-Hill Cos., Inc.+                             1,864            89,546
   Omnicom Group, Inc.                                   909            76,020
   Dow Jones & Co., Inc.                                 295            11,266
   Meredith Corp.                                        217            10,826
                                                               ---------------
TOTAL MEDIA                                                            187,658
                                                               ---------------
   TEXTILES & APPAREL 0.5%
   Nike, Inc. -- Class B+                                951            77,678
   Coach, Inc.*                                        1,892            59,333
                                                               ---------------
TOTAL TEXTILES & APPAREL                                               137,011
                                                               ---------------
   HOUSEHOLD DURABLES 0.5%
   Fortune Brands, Inc.                                  733            59,615
   Black & Decker Corp.                                  402            33,000
   Newell Rubbermaid, Inc.+                            1,371            31,053
   Maytag Corp.                                          399             7,286
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                               130,954
                                                               ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.3%
   Apollo Group, Inc. -- Class A*+                       733            48,664
   H&R Block, Inc.                                     1,624            38,943
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    87,607
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   AUTOMOBILES 0.3%
   Harley-Davidson, Inc.+                              1,366   $        66,169
                                                               ---------------
TOTAL AUTOMOBILES                                                       66,169
                                                               ---------------
   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*+                          883            13,766
   Visteon Corp.                                         645             6,308
                                                               ---------------
TOTAL AUTO COMPONENTS                                                   20,074
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         2,568,388
                                                               ---------------
FINANCIALS 3.4%
   CONSUMER FINANCE 1.7%
   American Express Co.                                6,196           355,898
   SLM Corp.                                           2,081           111,625
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 467,523
                                                               ---------------
   CAPITAL MARKETS 0.7%
   Charles Schwab Corp.+                               5,185            74,820
   Franklin Resources, Inc.+                             737            61,878
   T. Rowe Price Group, Inc.                             647            42,249
   Federated Investors, Inc. -- Class B                  424            14,090
                                                               ---------------
TOTAL CAPITAL MARKETS                                                  193,037
                                                               ---------------
   INSURANCE 0.4%
   Progressive Corp.                                     982           102,884
                                                               ---------------
TOTAL INSURANCE                                                        102,884
                                                               ---------------
   REAL ESTATE 0.4%
   Simon Property Group, Inc.                            914            67,746
   Public Storage, Inc.                                  420            28,140
                                                               ---------------
TOTAL REAL ESTATE                                                       95,886
                                                               ---------------
   DIVERSIFIED FINANCIALS 0.2%
   Moody's Corp.+                                      1,257            64,207
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                            64,207
                                                               ---------------
TOTAL FINANCIALS                                                       923,537
                                                               ---------------
MATERIALS 1.5%
   CHEMICALS 1.2%
   EI Du Pont de Nemours & Co.                         4,969           194,636
   Praxair, Inc.                                       1,614            77,359
   Ecolab, Inc.                                          923            29,471
   International Flavors & Fragrances, Inc.              417            14,862
   Hercules, Inc.*                                       559             6,831
                                                               ---------------
TOTAL CHEMICALS                                                        323,159
                                                               ---------------
   METALS & MINING 0.2%
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                             884            42,953
   Allegheny Technologies, Inc.+                         422            13,074
                                                               ---------------
TOTAL METALS & MINING                                                   56,027
                                                               ---------------

                                              See Notes to Financial Statements.


80 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

   CONTAINERS & PACKAGING 0.1%
   Ball Corp.                                            546   $        20,060
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                            20,060
                                                               ---------------
TOTAL MATERIALS                                                        399,246
                                                               ---------------
UTILITIES 0.7%
   ELECTRIC UTILITIES 0.5%
   TXU Corp.                                           1,198           135,230
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                               135,230
                                                               ---------------
   MULTI-UTILITIES 0.2%
   AES Corp.*+                                         3,262            53,595
                                                               ---------------
TOTAL MULTI-UTILITIES                                                   53,595
                                                               ---------------
TOTAL UTILITIES                                                        188,825
                                                               ---------------
TELECOMMUNICATION SERVICES 0.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   Qwest Communications
      International, Inc.*                             7,615            31,222
   Citizens Communications Co.+                        1,717            23,265
                                                               ---------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                           54,487
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                        54,487
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $24,679,960)                                               27,005,147
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                                 -----------
REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $    57,960            57,960
   3.24% due 10/03/05                                 44,144            44,144
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $102,104)                                                     102,104
                                                               ---------------

SECURITIES LENDING COLLATERAL 11.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                              3,088,154         3,088,154
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,088,154)                                                 3,088,154
                                                               ---------------
TOTAL INVESTMENTS 111.6%
   (Cost $27,870,218)                                          $    30,195,405
                                                               ===============
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.6)%                $    (3,136,546)
                                                               ===============
NET ASSETS - 100.0%                                            $    27,058,859

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 9.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   STRENGTHENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 67.3%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $ 4,153,976   $     4,153,976
   3.24% due 10/03/05                              3,163,751         3,163,751
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,317,727)                                                 7,317,727
                                                               ---------------
TOTAL INVESTMENTS 67.3%
   (Cost $7,317,727)                                           $     7,317,727
                                                               ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 32.7%                                      $     3,559,522
                                                               ===============
NET ASSETS - 100.0%                                            $    10,877,249

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2005 U.S. Dollar Index
   Futures Contracts
   (Aggregate Market Value of Contracts $714,800)          8   $        15,968
                                                               ===============

                                                       UNITS
                                                     -------

CURRENCY INDEX SWAP AGREEMENT
November 2005 U.S. Dollar Index
   Swap, Maturing 11/28/05*
   (Notional Market Value $21,068,750)               235,808   $       117,396
                                                               ===============

*     PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

                                              See Notes to Financial Statements.


82 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   WEAKENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 75.1%
Repurchase Agreement (Note 6)
   3.25% due 10/03/05                            $ 6,964,966   $     6,964,966
   3.24% due 10/03/05                              5,304,657         5,304,657
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,269,623)                                               12,269,623
                                                               ---------------
TOTAL INVESTMENTS 75.1%
   (Cost $12,269,623)                                          $    12,269,623
                                                               ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 24.9%                                      $     4,068,079
                                                               ===============
NET ASSETS - 100.0%                                            $    16,337,702

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                          LOSS
                                                       UNITS          (NOTE 1)
------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT
SOLD SHORT
November 2005 U.S. Dollar Index
   Swap, Maturing 11/28/05*
   (Notional Market Value $32,552,996)               364,343   $      (879,487)
                                                               ===============

*     PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 90.1%
Farmer Mac*
   3.62% due 11/22/05                            $55,000,000   $    54,723,472
   3.46% due 10/28/05                             50,000,000        49,879,861
   3.72% due 12/30/05                             50,000,000        49,545,333
   3.70% due 12/27/05                             33,000,000        32,711,708
   3.70% due 12/20/05                             30,000,000        29,759,500
   3.58% due 11/10/05                             29,000,000        28,890,565
   3.36% due 10/06/05                             25,000,000        24,993,000
   2.93% due 12/09/05                             25,000,000        24,863,674
   3.60% due 11/15/05                             20,000,000        19,914,120
   3.06% due 12/09/05                             20,000,000        19,886,100
   2.86% due 12/15/05                             20,000,000        19,884,011
Federal Farm Credit Bank*
   3.70% due 12/23/05                             50,000,000        49,583,750
   3.60% due 10/20/05                             25,000,000        24,957,500
   3.51% due 11/04/05                             25,000,000        24,922,000
   3.06% due 11/17/05                             25,000,000        24,904,375
   2.80% due 11/01/05                             10,000,000         9,977,444
   3.05% due 12/15/05                              9,000,000         8,944,338
Federal Home Loan Bank*
   3.37% due 10/05/05                             50,000,000        49,990,653
   3.34% due 10/07/05                             50,000,000        49,981,444
   3.51% due 10/12/05                             50,000,000        49,956,125
   3.34% due 10/17/05                             50,000,000        49,935,056
   3.50% due 10/26/05                             50,000,000        49,888,194
   3.57% due 11/09/05                             50,000,000        49,816,542
   3.64% due 11/30/05                             50,000,000        49,706,778
   3.80% due 02/10/06                             50,000,000        49,313,889
   3.60% due 07/13/06                             25,000,000        25,000,000
   4.00% due 05/30/06                             25,000,000        25,000,000
   3.60% due 11/16/05                             25,000,000        24,890,000
   3.65% due 01/20/06                             25,000,000        24,723,715
Freddie Mac*
   3.12% due 10/11/05+                            50,000,000        49,965,333
   3.46% due 10/25/05                             50,000,000        49,894,278
   3.51% due 12/20/05                             50,000,000        49,619,750
   3.57% due 12/20/05+                            50,000,000        49,613,250
   3.58% due 01/03/06                             50,000,000        49,542,555
   3.66% due 01/17/06                             50,000,000        49,461,167
   3.01% due 10/05/05                             25,000,000        24,995,819
   3.40% due 11/30/05                             25,000,000        24,863,056
   3.68% due 12/27/05                             25,000,000        24,782,778
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,369,281,133)                                         1,369,281,133
                                                               ---------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 8.7%
Individual Repurchase Agreement
   Lehman Brothers, Inc. at 3.25% due
   10/03/05 (Secured by U.S. Treasury Notes,
   as collateral, maturing 12/15/09 with a
   Market Value of $105,575,122 and maturing
   02/15/13 with a Market Value
   of $29,846,484) having a collective
   Maturity Value of $132,829,054              $ 132,793,089   $   132,793,089
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $132,793,089)                                             132,793,089
                                                               ---------------

SECURITIES LENDING COLLATERAL 6.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 9)                            100,000,000       100,000,000
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $100,000,000)                                             100,000,000
                                                               ---------------
TOTAL INVESTMENTS 105.4%
   (Cost $1,602,074,222)                                       $ 1,602,074,222
                                                               ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (5.4)%                                       $   (81,667,532)
                                                               ===============
NET ASSETS - 100.0%                                            $ 1,520,406,690

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 9.

                                              See Notes to Financial Statements.


84 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

MASTER - FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Ursa Fund, Arktos Fund and Juno Fund are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Feeder Funds, which are the part of the master-feeder arrangement in which shareholders invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 85

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                           INVERSE
                                  NOVA            URSA              OTC          ARKTOS        MEDIUS      MID-CAP
                                  FUND            FUND             FUND            FUND          FUND         FUND
------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value*
  (Notes 1, 2, 6 and 9)  $          --  $           --  $ 1,130,116,441  $           --  $ 74,993,067  $ 8,628,286
Investments in Master
  Portfolio** (Note 3)     298,299,653     484,875,426               --     208,000,439            --           --
Segregated Cash with
  Broker                            --              --        2,910,000              --     2,659,325      458,190
Receivable for Equity
  Index Swap Settlement
  (Note 1)                          --              --               --              --       191,965           --
Receivable for Futures
  Contracts Settlement
  (Note 1)                          --              --          213,400              --       116,705           --
Receivable for
  Securities Sold (Note
  1)                           858,892         454,218               --       8,433,403            --           --
Receivable for Shares
  Purchased                  2,070,807       4,622,022        7,166,003       3,052,004     4,085,850      363,599
Investment Income
  Receivable (Note 1)               --              --           20,099              --        42,630        2,334
Other Assets                        --              --               --          33,838            --           88
------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS            301,229,352     489,951,666    1,140,425,943     219,519,684    82,089,542    9,452,497
==================================================================================================================
LIABILITIES
Payable for Equity
  Index Swap Settlement
  (Note 1)                          --              --               --              --            --      113,412
Payable for Futures
  Contracts Settlement
  (Note 1)                          --              --               --              --            --       17,734
Payable upon Return of
  Securities Loaned
  (Note 9)                          --              --      209,194,920              --    12,774,694           --
Payable for Securities
  Purchased (Note 1)                --              --        2,308,175              --     1,004,589           --
Liability for Shares
  Redeemed                   2,816,228       4,909,609        5,250,029      11,412,857     2,468,413    1,202,722
Investment Advisory
  Fees Payable (Note 4)             --              --          617,761              --        48,847        5,675
Transfer Agent and
  Administrative Fees
  Payable (Note 4)              61,378         103,375          205,920          44,943        13,569        1,576
Distribution and
  Service Fees Payable
  (Note 4)                      23,401          19,615            8,101           6,476         7,058          932
Portfolio Accounting
  Fees Payable (Note 4)         23,893          36,492           54,300          17,977         5,427          631
Custody Fees Payable                --              --           19,768              --         1,303          151
Cash Payable to
  Custodian Bank                    --              --               --              --            --           --
Dividends Payable                   --              --               --              --            --           --
Other Liabilities               30,053          50,946          100,475          22,198         6,676          752
------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES         2,954,953       5,120,037      217,759,449      11,504,451    16,330,576    1,343,585
==================================================================================================================
NET ASSETS               $ 298,274,399  $  484,831,629  $   922,666,494  $  208,015,233  $ 65,758,966  $ 8,108,912
==================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital          $ 340,556,192  $  735,550,575  $ 1,496,771,878  $  382,941,102  $ 57,989,548  $ 9,345,222
Undistributed Net
  Investment Income
  (Loss)                    (1,053,415)     (1,298,167)        (119,185)       (586,209)      (97,197)     126,971
Accumulated Net
  Realized Gain (Loss)
  on Investments,
  Equity Index Swaps,
  and Futures
  Contracts                (53,053,274)   (240,156,299)    (919,316,896)   (163,616,209)    2,776,395   (1,293,225)
Net Unrealized
  Appreciation
  (Depreciation) on
  Investments,
  Equity Index Swaps,
  and Futures
  Contracts                 11,824,896      (9,264,480)     345,330,697     (10,723,451)    5,090,220      (70,056)
==================================================================================================================
NET ASSETS               $ 298,274,399  $  484,831,629  $   922,666,494  $  208,015,233  $ 65,758,966  $ 8,108,912
==================================================================================================================
  Investor Class         $ 157,915,694  $  385,667,080  $   878,830,384  $  177,806,400           N/A          N/A
  Advisor Class             61,709,040      37,980,931       25,779,834      11,943,008           N/A          N/A
  A-Class                   27,077,692      14,974,452        2,200,429       2,338,239  $  1,808,347  $   488,696
  C-Class                   51,571,973      46,209,166       15,855,847      15,927,586    17,346,962      375,114
  H-Class                          N/A             N/A              N/A             N/A    46,603,657    7,245,102

SHARES OUTSTANDING
  Investor Class             5,699,164      45,642,401       81,544,865       7,712,689           N/A          N/A
  Advisor Class              2,311,580       4,682,905        2,482,965         523,606           N/A          N/A
  A-Class                    1,010,464       1,846,548          210,974         102,192        50,834       11,980
  C-Class                    1,950,813       5,732,025        1,547,378         725,975       502,490        9,314
  H-Class                          N/A             N/A              N/A             N/A     1,309,608      177,571

NET ASSET VALUES
  Investor Class         $       27.71  $         8.45  $         10.78  $        23.05           N/A          N/A
  Advisor Class                  26.70            8.11            10.38           22.81           N/A          N/A
  A-Class                        26.80            8.11            10.43           22.88  $      35.57  $     40.79
  A-Class Maximum
    Offering Price***            28.14            8.51            10.95           24.02         37.34        42.82
  C-Class                        26.44            8.06            10.25           21.94         34.52        40.28
  H-Class                          N/A             N/A              N/A             N/A         35.59        40.80

  *   THE COST OF SECURITIES AT VALUE IS $0, $0, $784,842,301, $0, $70,245,125,
      $8,628,286, $140,582,963, $51,160,641, $70,664,797, $0, $89,499,913, AND
      $123,610,520, RESPECTIVELY.

 ** THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $286,474,757, $494,139,906, $0, $218,723,890, $0, $0, $0, $0, $0, $2,263,782,302, $0 AND $0,
      RESPECTIVELY.

***   NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.


86 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                              September 30, 2005
--------------------------------------------------------------------------------

                                               INVERSE          U.S.                      LARGE-CAP      LARGE-CAP
                                  MEKROS     SMALL-CAP    GOVERNMENT             JUNO        EUROPE          JAPAN
                                    FUND          FUND     BOND FUND             FUND          FUND           FUND
------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value*
  (Notes 1, 2, 6 and 9)    $ 154,456,931  $ 51,160,641  $ 77,151,268  $            --  $ 92,701,505  $ 123,610,520
Investments in Master
  Portfolio** (Note 3)                --            --            --    2,047,567,954            --             --
Segregated Cash with
  Broker                       5,723,008     4,978,401       373,750               --            --      3,489,500
Receivable for Equity
  Index Swap Settlement
  (Note 1)                       887,914            --            --               --       295,636      5,300,543
Receivable for Futures
  Contracts Settlement
  (Note 1)                       157,409            --            --               --            --             --
Receivable for
  Securities Sold (Note
  1)                                  --            --    24,493,177               --            --             --
Receivable for Shares
  Purchased                   12,391,991       505,093     1,804,900        5,296,646     1,821,215     10,073,225
Investment Income
  Receivable (Note 1)            101,136        13,837       465,034               --       176,120         33,439
Other Assets                          --            --            --               --            --             --
------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS              173,718,389    56,657,972   104,288,129    2,052,864,600    94,994,476    142,507,227
==================================================================================================================
LIABILITIES
Payable for Equity
  Index Swap Settlement
  (Note 1)                            --     1,589,929            --               --            --             --
Payable for Futures
  Contracts Settlement
  (Note 1)                            --        33,909       114,595               --            --        488,556
Payable upon Return Of
  Securities Loaned
  (Note 9)                    16,702,851            --            --               --            --             --
Payable for Securities
  Purchased (Note 1)           3,511,079            --            --          485,505            --             --
Liability for Shares
  Redeemed                     6,670,492     6,098,787    27,307,227        4,036,214     1,501,249      1,219,916
Investment Advisory
  Fees Payable (Note 4)          122,304        42,584        47,400               --        60,660         89,165
Transfer Agent and
  Administrative Fees
  Payable (Note 4)                33,973        11,829        18,960          441,674        16,850         24,768
Distribution And
  Service Fees Payable
  (Note 4)                        14,456         5,538        11,267          215,625         7,370          9,185
Portfolio Accounting
  Fees Payable (Note 4)           13,589         4,732         9,480           82,590         6,740          9,907
Custody Fees Payable               3,261         1,135         2,275               --         1,618          2,378
Cash Payable to
  Custodian Bank                      --            --           120               --            --             30
Dividends Payable                     --            --        17,416               --            --             --
Other Liabilities                 16,935         5,568        12,146          215,639         8,269         12,693
------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES          27,088,940     7,794,011    27,540,886        5,477,247     1,602,756      1,856,598
==================================================================================================================
NET ASSETS                 $ 146,629,449  $ 48,863,961  $ 76,747,243  $ 2,047,387,353  $ 93,391,720  $ 140,650,629
==================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital            $ 150,424,160  $ 59,634,710  $ 82,539,211  $ 2,455,736,716  $ 91,256,847  $ 131,901,225
Undistributed Net
  Investment Income
  (Loss)                        (156,911)      384,192      (19,463)      (8,726,489)       368,565        379,572
Accumulated Net
  Realized Gain (Loss)
  on Investments,
  Equity Index Swaps, And
  Futures Contracts          (18,715,008)  (10,574,424)  (11,940,112)    (183,408,526)   (1,730,920)       914,573
Net Unrealized
  Appreciation
  (Depreciation) on
  Investments,
  Equity Index Swaps, and
  Futures Contracts           15,077,208      (580,517)    6,167,607    (216,214,348)     3,497,228      7,455,259
==================================================================================================================
NET ASSETS                 $ 146,629,449  $ 48,863,961  $ 76,747,243  $ 2,047,387,353  $ 93,391,720  $ 140,650,629
==================================================================================================================
  Investor Class                     N/A           N/A  $ 24,349,799  $ 1,072,318,942           N/A            N/A
  Advisor Class                      N/A           N/A    44,205,664      126,945,253           N/A            N/A
  A-Class                  $   5,017,120  $    697,670     1,136,771      159,378,510  $  1,878,139  $   1,544,801
  C-Class                     30,329,499     5,226,886     7,055,009      688,744,648     6,257,254      4,761,911
  H-Class                    111,282,830    42,939,405           N/A              N/A    85,256,327    134,343,917

SHARES OUTSTANDING
  Investor Class                     N/A           N/A     2,128,451       58,621,330           N/A            N/A
  Advisor Class                      N/A           N/A     3,858,353        7,015,101           N/A            N/A
  A-Class                        162,572        16,422        99,235        8,774,029       101,512         45,655
  C-Class                      1,017,588       124,436       615,649       39,272,627       350,812        144,238
  H-Class                      3,607,875     1,010,233           N/A              N/A     4,608,884      3,967,267

NET ASSET VALUES
  Investor Class                     N/A           N/A  $      11.44  $         18.29           N/A            N/A
  Advisor Class                      N/A           N/A         11.46            18.10           N/A            N/A
  A-Class                  $       30.86  $      42.48         11.46            18.16  $      18.50  $       33.84
  A-Class Maximum
    Offering Price***              32.40         44.60         12.03            19.07         19.42          35.53
  C-Class                          29.81         42.00         11.46            17.54         17.84          33.01
  H-Class                          30.84         42.50           N/A              N/A         18.50          33.86


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 87

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                SMALL-CAP         MID-CAP       LARGE-CAP       SMALL-CAP
                                                                    VALUE           VALUE           VALUE          GROWTH
                                                                     FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $  46,620,677   $ 151,811,344   $  63,774,357   $ 125,514,013
Segregated Cash with Broker                                            --              --              --              --
Cash in Custodian Bank                                                 --              --             917              --
Receivable for Equity Index Swap Settlement (Note 1)                   --              --              --              --
Receivable for Futures Contracts Settlement (Note 1)                   --              --              --              --
Receivable for Securities Sold (Note 1)                           201,408       3,608,884              --              --
Receivable for Shares Purchased                                   207,140       2,494,508         841,981      17,011,189
Investment Income Receivable (Note 1)                              43,634          88,840          62,925          51,919
Other Assets                                                           --              --              --              --
--------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                47,072,859     158,003,576      64,680,180     142,577,121
==========================================================================================================================
LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                      --              --              --              --
Payable upon Return of Securities Loaned (Note 9)               5,043,318      28,753,596       8,782,960      13,293,323
Payable for Securities Purchased (Note 1)                         120,059              --              --      15,956,931
Liability for Shares Redeemed                                     273,086       6,374,147         931,572         916,882
Investment Advisory Fees Payable (Note 4)                          35,907          86,000          42,783          61,463
Transfer Agent and Administrative Fees Payable (Note 4)            11,969          28,667          14,261          20,488
Distribution and Service Fees Payable (Note 4)                      3,905          10,578           4,351           9,112
Portfolio Accounting Fees Payable (Note 4)                          4,788          11,467           5,704           8,195
Custody Fees Payable                                                1,149           3,219           1,400           1,966
Dividends Payable                                                      --              --              --              --
Other Liabilities                                                   5,818          14,348           6,884          10,350
--------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            5,499,999      35,282,022       9,789,915      30,278,710
==========================================================================================================================
NET ASSETS                                                  $  41,572,860   $ 122,721,554   $  54,890,265   $ 112,298,411
==========================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                             $  41,778,604   $ 111,218,681   $  51,827,787   $ 105,368,784
Undistributed Net Investment Income (Loss)                       (119,796)        (11,802)        131,929        (236,543)
Accumulated Net Realized Loss on Investments,
   Currency Index Swaps, and Futures Contracts                 (7,171,008)     (5,596,212)     (3,041,641)     (1,626,725)
Net Unrealized Appreciation (Depreciation) on Investments,
   Currency Index Swaps, and Futures Contracts                  7,085,060      17,110,887       5,972,190       8,792,895
==========================================================================================================================
NET ASSETS                                                  $  41,572,860   $ 122,721,554   $  54,890,265   $ 112,298,411
==========================================================================================================================
   Investor Class                                                     N/A             N/A             N/A             N/A
   Advisor Class                                                      N/A             N/A             N/A             N/A
   A-Class                                                  $      97,665   $     605,566   $   1,034,917   $     376,848
   C-Class                                                      2,882,612      13,724,117       3,909,697      10,637,746
   H-Class                                                     38,592,583     108,391,871      49,945,651     101,283,817
SHARES OUTSTANDING
   Investor Class                                                     N/A             N/A             N/A             N/A
   Advisor Class                                                      N/A             N/A             N/A             N/A
   A-Class                                                          3,235          20,090          37,135          12,336
   C-Class                                                         96,644         460,659         141,857         351,789
   H-Class                                                      1,278,193       3,596,447       1,792,549       3,313,865
NET ASSET VALUES
   Investor Class                                                     N/A             N/A             N/A             N/A
   Advisor Class                                                      N/A             N/A             N/A             N/A
   A-Class                                                  $       30.19   $       30.14   $       27.87   $       30.55
   A-Class Maximum Offering Price**                                 31.70           31.64           29.26           32.07
   C-Class                                                          29.83           29.79           27.56           30.24
   H-Class                                                          30.19           30.14           27.86           30.56

 * THE COST OF SECURITIES AT VALUE IS $39,535,617, $134,700,457, $ 57,802,167, $116,721,118, $44,963,555, $27,870,218, $7,317,727, $
      12,269,623, AND $1,602,074,222, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.


88 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                              September 30, 2005
--------------------------------------------------------------------------------


                                                                    MID-CAP       LARGE-CAP   STRENGTHENING
                                                                     GROWTH          GROWTH          DOLLAR
                                                                       FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $    51,117,980   $  30,195,405   $   7,317,727
Segregated Cash with Broker                                              --              --       3,458,418
Cash in Custodian Bank                                                   --              --              --
Receivable for Equity Index Swap Settlement (Note 1)                     --              --          71,192
Receivable for Futures Contracts Settlement (Note 1)                     --              --           1,040
Receivable for Securities Sold (Note 1)                           2,049,003         910,539              --
Receivable for Shares Purchased                                   2,093,411         285,960          72,994
Investment Income Receivable (Note 1)                                21,331          43,266           1,979
Other Assets                                                             --              --              --
------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                  55,281,725      31,435,170      10,923,350
============================================================================================================
LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                        --              --              --
Payable upon Return of Securities Loaned (Note 9)                 8,082,491       3,088,154              --
Payable for Securities Purchased (Note 1)                                --          17,165              --
Liability for Shares Redeemed                                     4,702,091       1,231,893          38,407
Investment Advisory Fees Payable (Note 4)                            32,518          22,049           4,437
Transfer Agent and Administrative Fees Payable (Note 4)              10,839           7,350           1,232
Distribution and Service Fees Payable (Note 4)                        2,957           2,509             734
Portfolio Accounting Fees Payable (Note 4)                            4,336           2,940             493
Custody Fees Payable                                                  1,091             705             118
Dividends Payable                                                        --              --              --
Other Liabilities                                                     5,142           3,546             680
------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             12,841,465       4,376,311          46,101
============================================================================================================
NET ASSETS                                                  $    42,440,260   $  27,058,859   $  10,877,249
============================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                             $    39,570,285   $  29,413,783   $  11,114,223
Undistributed Net Investment Income (Loss)                         (170,281)        (14,964)         57,228
Accumulated Net Realized Loss on Investments,
   Currency Index Swaps, and Futures Contracts                   (3,114,169)     (4,665,147)       (427,566)
Net Unrealized Appreciation (Depreciation) on Investments,
   Currency Index Swaps, and Futures Contracts                    6,154,425       2,325,187         133,364
============================================================================================================
NET ASSETS                                                  $    42,440,260   $  27,058,859   $  10,877,249
============================================================================================================
   Investor Class                                                       N/A             N/A             N/A
   Advisor Class                                                        N/A             N/A             N/A
   A-Class                                                  $       540,286   $     272,738   $      67,293
   C-Class                                                          974,684       2,729,988       1,175,854
   H-Class                                                       40,925,290      24,056,133       9,634,102
SHARES OUTSTANDING
   Investor Class                                                       N/A             N/A             N/A
   Advisor Class                                                        N/A             N/A             N/A
   A-Class                                                           18,811          10,861           2,480
   C-Class                                                           34,295         109,913          43,436
   H-Class                                                        1,423,804         957,839         355,444
NET ASSET VALUES
   Investor Class                                                       N/A             N/A             N/A
   Advisor Class                                                        N/A             N/A             N/A
   A-Class                                                  $         28.72   $       25.11   $       27.13
   A-Class Maximum Offering Price**                                   30.15           26.36           28.48
   C-Class                                                            28.42           24.84           27.07
   H-Class                                                            28.74           25.11           27.10

                                                                                      U.S.
                                                               WEAKENING        GOVERNMENT
                                                                  DOLLAR             MONEY
                                                                    FUND       MARKET FUND
-------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $ 12,269,623   $ 1,602,074,222
Segregated Cash with Broker                                    4,730,865                --
Cash in Custodian Bank                                                --                --
Receivable for Equity Index Swap Settlement (Note 1)                  --                --
Receivable for Futures Contracts Settlement (Note 1)                  --                --
Receivable for Securities Sold (Note 1)                               --                --
Receivable for Shares Purchased                                  167,477       107,762,803
Investment Income Receivable (Note 1)                              3,319           330,953
Other Assets                                                          --           177,480
-------------------------------------------------------------------------------------------
   TOTAL ASSETS                                               17,171,284     1,710,345,458
===========================================================================================
LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                735,654                --
Payable upon Return of Securities Loaned (Note 9)                     --       100,000,000
Payable for Securities Purchased (Note 1)                             --                --
Liability for Shares Redeemed                                     72,316        88,619,954
Investment Advisory Fees Payable (Note 4)                         15,616           654,379
Transfer Agent and Administrative Fees Payable (Note 4)            4,338           261,752
Distribution and Service Fees Payable (Note 4)                     1,397            74,044
Portfolio Accounting Fees Payable (Note 4)                         1,735            68,852
Custody Fees Payable                                                 416            32,482
Dividends Payable                                                     --            69,303
Other Liabilities                                                  2,110           158,002
-------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             833,582       189,938,768
===========================================================================================
NET ASSETS                                                  $ 16,337,702   $ 1,520,406,690
===========================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                             $ 17,328,295   $ 1,520,874,772
Undistributed Net Investment Income (Loss)                        66,073                --
Accumulated Net Realized Loss on Investments,
   Currency Index Swaps, and Futures Contracts                  (177,179)         (468,082)
Net Unrealized Appreciation (Depreciation) on Investments,
   Currency Index Swaps, and Futures Contracts                  (879,487)               --
===========================================================================================
NET ASSETS                                                  $  16,337,702  $ 1,520,406,690
===========================================================================================
   Investor Class                                                    N/A   $ 1,168,196,826
   Advisor Class                                                     N/A       181,858,311
   A-Class                                                  $    417,899        10,173,959
   C-Class                                                       586,968       160,177,594
   H-Class                                                    15,332,835               N/A
SHARES OUTSTANDING
   Investor Class                                                    N/A     1,168,619,640
   Advisor Class                                                     N/A       182,114,186
   A-Class                                                        18,044        10,173,986
   C-Class                                                        25,420       160,176,827
   H-Class                                                       662,284               N/A
NET ASSET VALUES
   Investor Class                                                    N/A   $          1.00
   Advisor Class                                                     N/A              1.00
   A-Class                                                  $      23.16              1.00
   A-Class Maximum Offering Price**                                24.31              1.00
   C-Class                                                         23.09              1.00
   H-Class                                                         23.15               N/A


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 89

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    NOVA           URSA            OTC         ARKTOS
                                                                    FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $         --   $         --   $    539,563   $         --
Interest from Securities Lending, net (Note 9)                        --             --        130,872             --
Dividends, Net of Foreign Tax Withheld* (Note 1)                      --             --      1,463,597             --
Other Income                                                          --             --             --             --
----------------------------------------------------------------------------------------------------------------------
   Total Income                                                       --             --      2,134,032             --
----------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 4)                                     --             --      3,498,384             --
Transfer Agent and Administrative Fees (Note 4)                  371,431        575,047      1,166,128        276,003
Distribution & Service Fees (Note 4):
   Advisor Class                                                 137,798        101,098         71,697         30,925
   A-Class                                                        31,042         14,051          2,562          4,333
   C-Class                                                       258,569        230,169         79,296         84,549
   H-Class                                                            --             --             --             --
Portfolio Accounting Fees (Note 4)                               143,103        204,135        310,998        110,057
Registration Fees                                                 52,988        109,689        205,079         39,612
Trustees' Fees**                                                   6,255         11,223         22,109          4,437
Miscellaneous                                                     52,229         52,755        236,779         36,293
----------------------------------------------------------------------------------------------------------------------
   Total Expenses                                              1,053,415      1,298,167      5,593,032        586,209
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                  (1,053,415)    (1,298,167)    (3,459,000)      (586,209)
======================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                          7,517,886    (14,975,874)    62,696,862      1,789,880
Equity Index Swaps                                                    --             --             --             --
Futures Contracts                                                     --             --      1,112,816             --
----------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                              7,517,886    (14,975,874)    63,809,678      1,789,880
----------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                         11,227,044        653,599     13,264,440    (17,059,650)
Equity Index Swaps                                                    --             --             --             --
Futures Contracts                                                     --             --         10,089             --
----------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)          11,227,044        653,599     13,274,529    (17,059,650)
----------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                18,744,930    (14,322,275)    77,084,207    (15,269,770)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $ 17,691,515   $(15,620,442)  $ 73,625,207   $(15,855,979)
======================================================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $0, $0, $10,281, $0, $0, $0, $313, $0, $0,
      $0, $26,146, AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


90 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                 Period Ended September 30, 2005
--------------------------------------------------------------------------------

                                                                                  INVERSE                         INVERSE
                                                                   MEDIUS         MID-CAP          MEKROS       SMALL-CAP
                                                                     FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $     210,521   $     197,426   $     603,167   $     793,629
Interest from Securities Lending, net (Note 9)                      3,576              --          25,365              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                  345,153              --         593,905              --
Other Income                                                        4,473              --             411              --
--------------------------------------------------------------------------------------------------------------------------
   Total Income                                                   563,723         197,426       1,222,848         793,629
--------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 4)                                 334,960          59,617         712,914         222,524
Transfer Agent and Administrative Fees (Note 4)                    93,044          16,560         198,032          61,812
Distribution & Service Fees (Note 4):
   Advisor Class                                                       --              --              --              --
   A-Class                                                          1,934             164           5,758           1,742
   C-Class                                                         88,051           2,725         145,596          17,505
   H-Class                                                         69,097          15,715         155,875          55,694
Portfolio Accounting Fees (Note 4)                                 37,218           6,624          79,159          24,725
Registration Fees                                                  12,557           2,579          26,081           6,511
Trustees' Fees**                                                    1,452             261           3,452             769
Miscellaneous                                                      22,607           2,815          52,892          18,155
--------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 660,920         107,060       1,379,759         409,437
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      (97,197)         90,366        (156,911)        384,192
==========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           2,795,771              --       4,952,435              --
Equity Index Swaps                                              1,824,925         266,237       2,900,291      (1,980,728)
Futures Contracts                                               1,694,988         (19,667)      3,690,886        (801,361)
--------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               6,315,684         246,570      11,543,612      (2,782,089)
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           1,227,333              --       4,461,643              --
Equity Index Swaps                                                 34,673         (21,726)      1,194,353      (1,034,175)
Futures Contracts                                                 218,489        (127,541)        345,561        (230,969)
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            1,480,495        (149,267)      6,001,557      (1,265,144)
--------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  7,796,179          97,303      17,545,169      (4,047,233)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $   7,698,982   $     187,669   $  17,388,258   $  (3,663,041)
==========================================================================================================================

                                                                     U.S.                       LARGE-CAP       LARGE-CAP
                                                               GOVERNMENT            JUNO          EUROPE           JAPAN
                                                                BOND FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $   3,000,873   $          --   $     479,218   $     770,602
Interest from Securities Lending, net (Note 9)                         --              --              --              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                       --              --         408,874              --
Other Income                                                           --              --              --           1,266
--------------------------------------------------------------------------------------------------------------------------
   Total Income                                                 3,000,873              --         888,092         771,868
--------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 4)                                 330,631              --         282,615         211,035
Transfer Agent and Administrative Fees (Note 4)                   132,252       2,891,382          78,504          58,621
Distribution & Service Fees (Note 4):
   Advisor Class                                                  219,893         364,409              --              --
   A-Class                                                          1,805         200,318           1,541           1,437
   C-Class                                                         55,291       3,909,543          21,754          16,726
   H-Class                                                             --              --          71,525          53,002
Portfolio Accounting Fees (Note 4)                                 66,126         518,028          31,402          23,449
Registration Fees                                                  17,529         481,842          13,557           6,714
Trustees' Fees**                                                    2,194          52,525           1,089             700
Miscellaneous                                                      40,549         308,442          17,540          20,612
--------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 866,270       8,726,489         519,527         392,296
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    2,134,603      (8,726,489)        368,565         379,572
==========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           2,157,979    (100,159,932)       (876,775)             --
Equity Index Swaps                                                     --              --      (2,729,295)        810,538
Futures Contracts                                               1,089,637              --              --       1,117,468
--------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               3,247,616    (100,159,932)     (3,606,070)      1,928,006
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            (845,530)        504,135       3,201,592              --
Equity Index Swaps                                                     --              --       3,781,782       7,533,447
Futures Contracts                                                (257,236)             --              --       2,261,611
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)           (1,102,766)        504,135       6,983,374       9,795,058
--------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  2,144,850     (99,655,797)      3,377,304      11,723,064
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $   4,279,453   $(108,382,286)  $   3,745,869   $  12,102,636
==========================================================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 91

STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                          SMALL-CAP         MID-CAP       LARGE-CAP       SMALL-CAP
                                                              VALUE           VALUE           VALUE          GROWTH
                                                               FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                      $      7,249    $     11,691    $      3,821    $      6,102
Interest from Securities Lending, net (Note 9)                4,830          14,511           5,477           8,396
Dividends, Net of Foreign Tax Withheld* (Note 1)            431,543         955,074         575,428         250,649
Other Income                                                     --              --             214              --
--------------------------------------------------------------------------------------------------------------------
   Total Income                                             443,622         981,276         584,940         265,147
--------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 4)                           276,038         499,027         214,281         249,587
Transfer Agent and Administrative Fees (Note 4)              92,013         166,342          71,427          83,196
Distribution & Service Fees (Note 4):
   Advisor Class                                                 --              --              --              --
   A-Class                                                    2,290           2,860           2,626           2,788
   C-Class                                                   39,330          36,719          49,330          19,641
   H-Class                                                   79,890         154,302          56,469          75,497
Portfolio Accounting Fees (Note 4)                           36,805          66,537          28,571          33,278
Registration Fees                                            15,118          19,878          10,242          10,389
Trustees' Fees**                                              2,040           2,805           1,161           1,528
Miscellaneous                                                19,894          44,608          18,904          25,786
--------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           563,418         993,078         453,011         501,690
--------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                               (119,796)        (11,802)        131,929        (236,543)
--------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                     4,240,673       4,562,364        (165,956)      1,910,445
Currency Index Swaps                                             --              --              --              --
Futures Contracts                                           (50,455)             --              --              --
--------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                         4,190,218       4,562,364        (165,956)      1,910,445
--------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
   (Depreciation) on:
Investment Securities                                    (2,417,823)      6,478,514       2,114,891       3,998,790
Currency Index Swaps                                             --              --              --              --
Futures Contracts                                                --              --              --              --
--------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
   (Depreciation)                                        (2,417,823)      6,478,514       2,114,891       3,998,790
--------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                            1,772,395      11,040,878       1,948,935       5,909,235
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                              $  1,652,599    $ 11,029,076    $  2,080,864    $  5,672,692
--------------------------------------------------------------------------------------------------------------------

  * NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $0, $0, $0, $0, $0, AND $0, RESPECTIVELY.

 **   RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.

***   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.

                                              See Notes to Financial Statements.


92 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                 Period Ended September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                              U.S.
                                                          MID-CAP       LARGE-CAP    STRENGTHENING       WEAKENING      GOVERNMENT
                                                           GROWTH          GROWTH           DOLLAR          DOLLAR           MONEY
                                                             FUND            FUND             FUND***         FUND***  MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                    $      5,910    $      4,042    $     117,689    $    129,265    $ 24,339,947
Interest from Securities Lending, net (Note 9)              3,277           1,294               --              --           9,228
Dividends, Net of Foreign Tax Withheld* (Note 1)          207,413         317,960               --              --              --
Other Income                                                   --              --               --              --         177,477
-----------------------------------------------------------------------------------------------------------------------------------
   Total Income                                           216,600         323,296          117,689         129,265      24,526,652
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 4)                         196,113         159,123           32,535          33,683       3,854,579
Transfer Agent and Administrative Fees (Note 4)            65,371          53,041            9,038           9,356       1,541,832
Distribution & Service Fees (Note 4):
   Advisor Class                                               --              --               --              --         510,051
   A-Class                                                  2,818             927              103             128          12,665
   C-Class                                                 10,386          42,557            2,482           2,698         805,301
   H-Class                                                 59,956          41,475            8,315           8,554              --
Portfolio Accounting Fees (Note 4)                         26,148          21,216            3,615           3,742         402,337
Registration Fees                                           7,955           4,943              574             302         204,153
Trustees' Fees**                                            1,007             556              193              70          26,055
Miscellaneous                                              17,127          14,422            3,606           4,659         526,611
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                         386,881         338,260           60,461          63,192       7,883,584
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                             (170,281)        (14,964)          57,228          66,073      16,643,068
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                     523,084      (1,849,092)              --              --          (3,736)
Currency Index Swaps                                           --              --         (420,086)       (159,279)             --
Futures Contracts                                              --              --           (7,480)        (17,900)             --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                         523,084      (1,849,092)        (427,566)       (177,179)         (3,736)
-----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
   (Depreciation) on:
Investment Securities                                   3,343,098       1,521,147               --              --              --
Currency Index Swaps                                           --              --          117,396        (879,487)             --
Futures Contracts                                              --              --           15,968              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
   (Depreciation)                                       3,343,098       1,521,147          133,364        (879,487)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                          3,866,182        (327,945)        (294,202)     (1,056,666)         (3,736)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                            $  3,695,901    $   (342,909)   $    (236,974)   $   (990,593)   $ 16,639,332
-----------------------------------------------------------------------------------------------------------------------------------


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 93

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       NOVA FUND                  URSA FUND
---------------------------------------------------------------------------------------------------------
                                                 PERIOD            YEAR          PERIOD             YEAR
                                                  ENDED           ENDED           ENDED            ENDED
                                          SEPTEMBER 30,       MARCH 31,   SEPTEMBER 30,        MARCH 31,
                                                  2005+            2005           2005+             2005
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)             $   (1,053,415) $   (2,273,423) $   (1,298,167) $    (2,807,391)
Net Realized Gain (Loss) on Investments       7,517,886      21,079,462     (14,975,874)     (48,980,060)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments             11,227,044      (1,387,053)        653,599        8,268,455
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                           17,691,515      17,418,986     (15,620,442)     (43,518,996)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Realized Gain on Investment
   Investor Class                                    --              --              --               --
   Advisor Class                                     --              --              --               --
   A-Class                                           --              --              --               --
   C-Class                                           --              --              --               --
   H-Class                                           --              --              --               --
---------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders               --              --              --               --
=========================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                           408,588,967   1,414,735,507     487,656,858    1,531,545,815
   Advisor Class                            137,998,423     370,298,449     110,938,874      250,858,378
   A-Class                                   16,818,416      23,896,367      12,442,594       15,446,772
   C-Class                                   42,421,829     168,553,867      42,614,199      157,946,561
   H-Class                                           --              --              --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                    --              --              --               --
   Advisor Class                                     --              --              --               --
   A-Class                                           --              --              --               --
   C-Class                                           --              --              --               --
   H-Class                                           --              --              --               --
COST OF SHARES REDEEMED
   Investor Class                          (435,114,692) (1,436,144,681)   (416,036,873)  (1,524,063,187)
   Advisor Class                           (132,399,330)   (368,804,662)   (112,510,945)    (250,498,960)
   A-Class                                   (9,963,706)     (6,350,348)     (4,334,253)      (7,698,808)
   C-Class                                  (43,376,598)   (154,161,133)    (38,448,032)    (156,062,212)
   H-Class                                           --              --              --               --
=========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                  (15,026,691)     12,023,366      82,322,422       17,474,359
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets         2,664,824      29,442,352      66,701,980      (26,044,637)
NET ASSETS--BEGINNING OF PERIOD             295,609,575     266,167,223     418,129,649      444,174,286
---------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                $  298,274,399  $  295,609,575  $  484,831,629  $   418,129,649
=========================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                         $   (1,053,415) $           --  $   (1,298,167) $            --
=========================================================================================================

                                                     OTC FUND
------------------------------------------------------------------------
                                                  PERIOD            YEAR
                                                   ENDED           ENDED
                                           SEPTEMBER 30,       MARCH 31,
                                                   2005+            2005
------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)              $   (3,459,000) $    3,339,815
Net Realized Gain (Loss) on Investments       63,809,678      36,800,772
Net Change in Unrealized Appreciation
   (Depreciation) on Investments              13,274,529     (29,857,804)
------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                            73,625,207      10,282,783
------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Realized Gain on Investment
   Investor Class                                     --              --
   Advisor Class                                      --              --
   A-Class                                            --              --
   C-Class                                            --              --
   H-Class                                            --              --
------------------------------------------------------------------------
   Total Distributions to Shareholders                --              --
========================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                            480,425,383   1,396,741,796
   Advisor Class                             130,762,137     207,549,823
   A-Class                                     1,209,108       3,898,356
   C-Class                                    27,172,175     124,003,724
   H-Class                                            --              --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                     --              --
   Advisor Class                                      --              --
   A-Class                                            --              --
   C-Class                                            --              --
   H-Class                                            --              --
COST OF SHARES REDEEMED
   Investor Class                           (473,094,471) (1,467,509,576)
   Advisor Class                            (126,870,589)   (242,728,205)
   A-Class                                      (983,779)     (2,044,524)
   C-Class                                   (26,890,767)   (122,887,409)
   H-Class                                            --              --
========================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                    11,729,197    (102,976,015)
------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets         85,354,404     (92,693,232)
NET ASSETS--BEGINNING OF PERIOD              837,312,090     930,005,322
------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                 $  922,666,494  $  837,312,090
========================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                          $     (119,185) $    3,339,815
========================================================================

+     UNAUDITED

                                              See Notes to Financial Statements.


94 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                   ARKTOS FUND                      MEDIUS FUND
---------------------------------------------------------------------------------------------------------
                                                  PERIOD            YEAR          PERIOD             YEAR
                                                   ENDED           ENDED           ENDED            ENDED
                                           SEPTEMBER 30,       MARCH 31,   SEPTEMBER 30,        MARCH 31,
                                                   2005+            2005           2005+             2005
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)             $      (586,209)   $ (1,341,198) $      (97,197) $      (255,319)
Net Realized Gain (Loss) on                    1,789,880     (32,513,314)      6,315,684        1,778,274
   Investments
Net Change in Unrealized Appreciation
   (Depreciation) on Investments             (17,059,650)      8,512,163       1,480,495       (3,182,386)
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                           (15,855,979)    (25,342,349)      7,698,982       (1,659,431)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM: (NOTE 1)
Realized Gain on Investment
   Investor Class                                     --              --              --               --
   Advisor Class                                      --              --              --               --
   A-Class                                            --              --              --               --
   C-Class                                            --              --              --               --
   H-Class                                            --              --              --               --
---------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                --              --              --               --
=========================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                            346,017,050     975,342,608              --               --
   Advisor Class                              28,772,209     113,835,651              --               --
   A-Class                                     4,825,206      17,225,239       1,580,751        1,765,474
   C-Class                                    37,053,088     144,800,328      49,107,371      159,054,038
   H-Class                                            --              --     379,157,640      996,786,478
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                     --              --              --               --
   Advisor Class                                      --              --              --               --
   A-Class                                            --              --              --               --
   C-Class                                            --              --              --               --
   H-Class                                            --              --              --               --
COST OF SHARES REDEEMED
   Investor Class                           (353,115,868)   (967,546,717)             --               --
   Advisor Class                             (33,048,246)   (111,775,526)             --               --
   A-Class                                    (7,915,739)    (11,578,445)     (1,023,446)        (828,790)
   C-Class                                   (35,455,046)   (160,566,879)    (51,399,573)    (156,154,210)
   H-Class                                            --              --    (397,598,333)  (1,003,368,485)
=========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                   (12,867,346)       (263,741)    (20,175,590)      (2,745,495)
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets        (28,723,325)    (25,606,090)    (12,476,608)      (4,404,926)
NET ASSETS--BEGINNING OF PERIOD              236,738,558     262,344,648      78,235,574       82,640,500
---------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                $   208,015,233    $236,738,558  $   65,758,966  $    78,235,574
=========================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                         $      (586,209)   $         --  $      (97,197) $            --
=========================================================================================================

                                                     INVERSE
                                                   MID-CAP FUND                          MEKROS FUND
------------------------------------------------------------------------------------------------------------
                                                  PERIOD            YEAR             PERIOD             YEAR
                                                   ENDED           ENDED              ENDED            ENDED
                                           SEPTEMBER 30,       MARCH 31,       SEPTEMBER 30,       MARCH 31,
                                                   2005+            2005              2005+             2005
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)             $        90,366  $       36,605  $       (156,911)  $      (731,099)
Net Realized Gain (Loss) on                      246,570      (1,445,631)       11,543,612       (18,989,715)
   Investments
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                (149,267)        152,438         6,001,557        (5,531,934)
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                               187,669      (1,256,588)       17,388,258       (25,252,748)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM: (NOTE 1)
Realized Gain on Investment
   Investor Class                                     --              --                --                --
   Advisor Class                                      --              --                --                --
   A-Class                                            --              --                --           (14,390)
   C-Class                                            --              --                --          (270,032)
   H-Class                                            --              --                --        (1,081,935)
------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                   --              --                --        (1,366,357)
============================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                     --              --                --                --
   Advisor Class                                      --              --                --                --
   A-Class                                       504,389         448,770         6,009,671         8,906,688
   C-Class                                     8,293,138      29,108,039        89,717,869       310,997,432
   H-Class                                    94,417,404     283,941,863     1,330,580,947     2,891,277,659
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                     --              --                --                --
   Advisor Class                                      --              --                --                --
   A-Class                                            --              --                --            12,877
   C-Class                                            --              --                --           243,160
   H-Class                                            --              --                --           984,732
COST OF SHARES REDEEMED
   Investor Class                                     --              --                --                --
   Advisor Class                                      --              --                --                --
   A-Class                                       (69,948)       (374,744)       (4,779,262)       (5,593,228)
   C-Class                                    (8,891,029)    (28,127,040)      (80,852,915)     (338,792,919)
   H-Class                                  (117,476,912)   (255,412,567)   (1,301,774,256)   (2,974,253,320)
============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                   (23,222,958)     29,584,321        38,902,054      (106,216,919)
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets        (23,035,289)     28,327,733        56,290,312      (132,836,024)
NET ASSETS--BEGINNING OF PERIOD               31,144,201       2,816,468        90,339,137       223,175,161
------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                $     8,108,912  $   31,144,201  $    146,629,449  $     90,339,137
============================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                         $       126,971  $       36,605  $       (156,911) $             --
============================================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 95

--------------------------------------------------------------------------------

                                                          INVERSE                     U.S. GOVERNMENT
                                                      SMALL-CAP FUND                     BOND FUND
-------------------------------------------------------------------------------------------------------------
                                                     PERIOD            YEAR           PERIOD             YEAR
                                                      ENDED           ENDED            ENDED            ENDED
                                              SEPTEMBER 30,       MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                      2005+            2005            2005+             2005
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                  $     384,192   $     (80,795)  $    2,134,603   $    3,708,280
Net Realized Gain (Loss) on Investments          (2,782,089)     (7,206,842)       3,247,616       (1,346,203)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                 (1,265,144)        888,314       (1,102,766)       2,000,504
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                               (3,663,041)     (6,399,323)       4,279,453        4,362,581
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                        --              --         (580,343)      (1,418,873)
   Advisor Class                                         --              --       (1,382,333)      (2,006,148)
   A-Class                                               --              --          (24,621)         (18,194)
   C-Class                                               --              --         (147,306)        (265,065)
   H-Class                                               --              --               --               --
Realized Gain on Investment
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                               --              --               --               --
   C-Class                                               --              --               --               --
   H-Class                                               --              --               --               --
-------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                   --              --       (2,134,603)      (3,708,280)
=============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                        --              --      282,248,780      662,404,726
   Advisor Class                                         --              --      525,260,550      515,073,887
   A-Class                                        3,897,561       2,607,402        3,345,078        5,373,963
   C-Class                                       31,375,991     142,203,545       67,113,354      197,577,382
   H-Class                                      363,537,281     888,534,477               --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                        --              --          489,426        1,287,117
   Advisor Class                                         --              --        1,366,888        2,005,277
   A-Class                                               --              --           12,205           11,629
   C-Class                                               --              --          138,185          248,777
   H-Class                                               --              --               --               --
COST OF SHARES REDEEMED
   Investor Class                                        --              --     (285,214,683)    (663,011,921)
   Advisor Class                                         --              --     (536,347,513)    (511,396,631)
   A-Class                                       (3,318,984)     (2,194,768)      (4,071,713)      (3,603,761)
   C-Class                                      (29,874,937)   (136,603,063)     (71,721,259)    (190,349,672)
   H-Class                                     (364,276,047)   (842,508,878)              --               --
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                        1,340,865      52,038,715      (17,380,702)      15,620,773
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets            (2,322,176)     45,639,392      (15,235,852)      16,275,074
NET ASSETS--BEGINNING OF PERIOD                  51,186,137       5,546,745       91,983,095       75,708,021
-------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                     $  48,863,961   $  51,186,137   $   76,747,243   $   91,983,095
=============================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                              $     384,192   $          --   $      (19,463)  $      (19,463)
=============================================================================================================

                                                         JUNO FUND
------------------------------------------------------------------------------
                                                      PERIOD             YEAR
                                                       ENDED            ENDED
                                               SEPTEMBER 30,        MARCH 31,
                                                       2005+             2005
------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                  $   (8,726,489)  $   (20,248,028)
Net Realized Gain (Loss) on Investments         (100,159,932)      (69,198,399)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                     504,135      (129,335,843)
------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                              (108,382,286)     (218,782,270)
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                         --                --
   Advisor Class                                          --                --
   A-Class                                                --                --
   C-Class                                                --                --
   H-Class                                                --                --
Realized Gain on Investment
   Investor Class                                         --                --
   Advisor Class                                          --                --
   A-Class                                                --                --
   C-Class                                                --                --
   H-Class                                                --                --
------------------------------------------------------------------------------
   Total Distributions to Shareholders                    --                --
==============================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                625,681,298     3,330,861,237
   Advisor Class                                 182,818,995       517,196,846
   A-Class                                        27,015,645       251,608,326
   C-Class                                        96,965,285     1,006,573,970
   H-Class                                                --                --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                         --                --
   Advisor Class                                          --                --
   A-Class                                                --                --
   C-Class                                                --                --
   H-Class                                                --                --
COST OF SHARES REDEEMED
   Investor Class                               (969,049,651)   (2,639,552,558)
   Advisor Class                                (280,673,918)     (323,759,333)
   A-Class                                       (39,225,404)      (65,491,818)
   C-Class                                      (262,770,654)     (529,212,607)
   H-Class                                                --                --
==============================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                      (619,238,404)    1,548,224,063
------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets           (727,620,690)    1,329,441,793
NET ASSETS--BEGINNING OF PERIOD                2,775,008,043     1,445,566,250
------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                     $2,047,387,353   $ 2,775,008,043
==============================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                              $   (8,726,489)  $            --
==============================================================================

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- SMALL-CAP VALUE FUND A-CLASS AND MID-CAP VALUE FUND A-CLASS.

+     UNAUDITED

                                              See Notes to Financial Statements.


96 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                        LARGE-CAP                         LARGE-CAP
                                                       EUROPE FUND                       JAPAN FUND
-------------------------------------------------------------------------------------------------------------
                                                     PERIOD            YEAR           PERIOD             YEAR
                                                      ENDED           ENDED            ENDED            ENDED
                                              SEPTEMBER 30,       MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                      2005+            2005            2005+             2005
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                  $     368,565   $     129,997   $      379,572   $     (151,091)
Net Realized Gain (Loss) on Investments          (3,606,070)      9,237,377        1,928,006      (24,241,072)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  6,983,374      (2,440,717)       9,795,058      (15,901,073)
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                3,745,869       6,926,657       12,102,636      (40,293,236)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                               --          (4,614)              --           (4,728)
   C-Class                                               --        (130,849)              --          (87,423)
   H-Class                                               --      (2,974,067)              --         (858,925)
Realized Gain on Investment
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                               --            (110)              --           (7,805)
   C-Class                                               --          (3,107)              --         (144,310)
   H-Class                                               --         (70,630)              --       (1,417,844)
-------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                   --      (3,183,377)              --       (2,521,035)
=============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                        2,241,175         871,043        1,948,705          444,818
   C-Class                                       32,104,496      66,363,449        7,540,798       25,378,294
   H-Class                                      191,974,193     388,807,179      259,158,376      547,540,563
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                               --           4,723               --           10,828
   C-Class                                               --         128,867               --          205,488
   H-Class                                               --       2,925,682               --        1,992,473
COST OF SHARES REDEEMED
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                         (674,661)       (696,912)        (971,998)        (202,811)
   C-Class                                      (31,853,272)    (63,147,820)      (6,699,982)     (26,256,103)
   H-Class                                     (172,999,870)   (368,119,437)    (171,061,072)    (651,053,664)
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                       20,792,061      27,196,774       89,914,827     (101,940,114)
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets            24,537,930      30,940,054      102,017,463     (144,754,385)
NET ASSETS--BEGINNING OF PERIOD                  68,853,790      37,913,736       38,633,166      183,387,551
-------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                     $  93,391,720   $  68,853,790   $  140,650,629   $   38,633,166
=============================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                              $     368,565   $          --   $      379,572   $           --
=============================================================================================================

                                                          SMALL-CAP                         MID-CAP
                                                         VALUE FUND                       VALUE FUND
---------------------------------------------------------------------------------------------------------------
                                                      PERIOD             YEAR           PERIOD             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                               SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                       2005+             2005            2005+             2005
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                  $     (119,796)  $      (46,572)  $      (11,802)  $      468,799
Net Realized Gain (Loss) on Investments            4,190,218       (3,122,751)       4,562,364       (6,886,526)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  (2,417,823)       8,800,847        6,478,514       10,298,850
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                 1,652,599        5,631,524       11,029,076        3,881,123
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                         --               --               --               --
   Advisor Class                                          --               --               --               --
   A-Class                                                --               --               --               (1)
   C-Class                                                --               --               --              (27)
   H-Class                                                --               --               --           (2,201)
Realized Gain on Investment
   Investor Class                                         --               --               --               --
   Advisor Class                                          --               --               --               --
   A-Class                                                --             (346)              --             (202)
   C-Class                                                --          (29,580)              --           (4,272)
   H-Class                                                --         (793,116)              --         (345,666)
---------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                   --         (823,042)              --         (352,369)
===============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                         --               --               --               --
   Advisor Class                                          --               --               --               --
   A-Class                                        12,088,971        3,620,459*       2,774,143        2,295,545*
   C-Class                                        74,720,544       53,306,968       74,817,679       74,078,406
   H-Class                                       271,661,823      815,754,097      363,875,253      640,902,168
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                         --               --               --               --
   Advisor Class                                          --               --               --               --
   A-Class                                                --              322*              --              203*
   C-Class                                                --           29,555               --            4,206
   H-Class                                                --          737,999               --          344,422
COST OF SHARES REDEEMED
   Investor Class                                         --               --               --               --
   Advisor Class                                          --               --               --               --
   A-Class                                       (12,885,492)      (2,879,033)*     (2,693,151)     ( 1,989,278)*
   C-Class                                       (84,471,016)     (43,424,125)     (70,358,332)     (66,363,111)
   H-Class                                      (309,776,291)    (765,479,308)    (381,526,113)    (546,771,708)
===============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                       (48,661,461)      61,666,934      (13,110,521)     102,500,853
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets            (47,008,862)      66,475,416       (2,081,445)     106,029,607
NET ASSETS--BEGINNING OF PERIOD                   88,581,722       22,106,306      124,802,999       18,773,392
---------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                     $   41,572,860   $   88,581,722   $  122,721,554   $  124,802,999
===============================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                              $     (119,796)  $           --   $      (11,802)  $           --
===============================================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 97

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                         LARGE-CAP                       SMALL-CAP
                                                        VALUE FUND                      GROWTH FUND
-------------------------------------------------------------------------------------------------------------
                                                     PERIOD          PERIOD           PERIOD           PERIOD
                                                      ENDED           ENDED            ENDED            ENDED
                                              SEPTEMBER 30,       MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                      2005+            2005            2005+             2005
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                  $     131,929   $     410,050   $     (236,543)  $     (526,505)
Net Realized Gain (Loss) on Investments            (165,956)      3,485,343        1,910,445        1,784,678
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  2,114,891       3,747,358        3,998,790        4,676,353
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                2,080,864       7,642,751        5,672,692        5,934,526
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                               --              --               --               --
   C-Class                                               --             (10)              --               --
   H-Class                                               --            (152)              --               --
   Institutional Class                                   --              --               --               --
Realized Gain on Investment
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                               --            (109)              --             (756)
   C-Class                                               --          (7,716)              --          (41,366)
   H-Class                                               --        (119,048)              --         (975,731)
   Institutional Class                                   --              --               --               --
-------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                   --        (127,035)              --       (1,017,853)
=============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                        3,888,388         618,842**      3,504,565          132,229**
   C-Class                                      134,332,108      62,540,030       38,535,309       68,843,123
   H-Class                                      201,371,049     564,704,785      334,534,362      665,148,507
   Institutional Class                                   --              --               --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                               --              60**             --              716**
   C-Class                                               --           7,724               --           40,214
   H-Class                                               --         118,432               --          959,499
   Institutional Class                                   --              --               --               --
COST OF SHARES REDEEMED
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                       (3,172,607)       (410,264)**    (3,434,574)         (58,702)**
   C-Class                                     (135,210,543)    (60,564,073)     (30,897,604)     (69,112,781)
   H-Class                                     (178,219,401)   (555,417,649)    (264,548,316)    (646,986,972)
   Institutional Class                                   --              --               --               --
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                       22,988,994      11,597,887       77,693,742       18,965,833
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets            25,069,858      19,113,603       83,366,434       23,882,506
NET ASSETS--BEGINNING OF PERIOD                  29,820,407      10,706,804       28,931,977        5,049,471
-------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                     $  54,890,265   $  29,820,407   $  112,298,411   $   28,931,977
=============================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                              $     131,929   $          --   $     (236,543)  $           --
=============================================================================================================

                                                           MID-CAP
                                                         GROWTH FUND
-----------------------------------------------------------------------------
                                                      PERIOD           PERIOD
                                                       ENDED            ENDED
                                               SEPTEMBER 30,        MARCH 31,
                                                       2005+             2005
-----------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                  $     (170,281)  $     (212,500)
Net Realized Gain (Loss) on Investments              523,084       (1,424,940)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                   3,343,098        2,779,507
-----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                 3,695,901        1,142,067
-----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                         --               --
   Advisor Class                                          --               --
   A-Class                                                --               --
   C-Class                                                --               --
   H-Class                                                --               --
   Institutional Class                                    --               --
Realized Gain on Investment
   Investor Class                                         --               --
   Advisor Class                                          --               --
   A-Class                                                --              (22)
   C-Class                                                --             (287)
   H-Class                                                --          (12,942)
   Institutional Class                                    --               --
-----------------------------------------------------------------------------
   Total Distributions to Shareholders                    --          (13,251)
=============================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                         --               --
   Advisor Class                                          --               --
   A-Class                                         3,705,187          545,453**
   C-Class                                        32,837,769       25,785,410
   H-Class                                       205,639,882      387,644,386
   Institutional Class                                    --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                         --               --
   Advisor Class                                          --               --
   A-Class                                                --               22**
   C-Class                                                --              286
   H-Class                                                --           12,834
   Institutional Class                                    --               --
COST OF SHARES REDEEMED
   Investor Class                                         --               --
   Advisor Class                                          --               --
   A-Class                                        (3,838,542)              --
   C-Class                                       (34,089,026)     (24,651,663)
   H-Class                                      (192,110,991)    (365,662,253)
   Institutional Class                                    --               --
=============================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                        12,144,279       23,674,475
-----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets             15,840,180       24,803,291
NET ASSETS--BEGINNING OF PERIOD                   26,600,080        1,796,789
-----------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                     $   42,440,260   $   26,600,080
=============================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                              $     (170,281)  $           --
=============================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.

** SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004-- LARGE-CAP VALUE FUND A-CLASS, SMALL-CAP GROWTH FUND A-CLASS, MID-CAP GROWTH FUND A-CLASS, AND LARGE-CAP GROWTH FUND A-CLASS.

 +    UNAUDITED

                                              See Notes to Financial Statements.


98 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                        LARGE-CAP              STRENGTHENING      WEAKENING
                                                       GROWTH FUND              DOLLAR FUND      DOLLAR FUND
-------------------------------------------------------------------------------------------------------------
                                                     PERIOD          PERIOD           PERIOD           PERIOD
                                                      ENDED           ENDED            ENDED            ENDED
                                              SEPTEMBER 30,       MARCH 31,    SEPTEMBER 30,    SEPTEMBER 30,
                                                      2005+            2005           2005*+           2005*+
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                  $     (14,964)  $     321,255   $       57,228   $       66,073
Net Realized Gain (Loss) on Investments          (1,849,092)     (1,018,528)        (427,566)        (177,179)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  1,521,147         780,293          133,364         (879,487)
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                 (342,909)         83,020         (236,974)        (990,593)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                               --              --               --               --
   C-Class                                               --              --               --               --
   H-Class                                               --              --               --               --
   Institutional Class                                   --              --               --               --
Realized Gain on Investment
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                               --              (1)              --               --
   C-Class                                               --            (153)              --               --
   H-Class                                               --          (8,523)              --               --
   Institutional Class                                   --              --               --               --
-------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                   --          (8,677)              --               --
=============================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --                                --
   A-Class                                        4,304,995          79,261**        544,396          693,854
   C-Class                                      116,148,166     108,039,150        3,879,535        2,701,139
   H-Class                                      182,236,176     387,101,308       92,252,397       68,077,259
   Institutional Class                                   --              --               --               --
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                               --              --               --               --
   C-Class                                               --             153               --               --
   H-Class                                               --           8,519               --               --
   Institutional Class                                   --              --               --               --
COST OF SHARES REDEEMED
   Investor Class                                        --              --               --               --
   Advisor Class                                         --              --               --               --
   A-Class                                       (4,081,509)         (6,027)**      (456,625)        (273,073)
   C-Class                                     (132,501,096)    (88,139,430)      (2,675,515)      (2,069,677)
   H-Class                                     (170,243,941)   (376,411,238)     (82,429,965)     (51,801,207)
   Institutional Class                                   --              --               --               --
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                       (4,137,209)     30,671,696       11,114,223       17,328,295
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets            (4,480,118)     30,746,039       10,877,249       16,337,702
NET ASSETS--BEGINNING OF PERIOD                  31,538,977         792,938               --               --
-------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                     $  27,058,859   $  31,538,977   $   10,877,249   $   16,337,702
=============================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                              $     (14,964)  $          --   $       57,228   $       66,073
=============================================================================================================

                                                        U.S. GOVERNMENT
                                                       MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                       PERIOD               YEAR
                                                        ENDED              ENDED
                                                SEPTEMBER 30,          MARCH 31,
                                                        2005+               2005
--------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                  $    16,643,068   $     10,462,879
Net Realized Gain (Loss) on Investments                (3,736)                --
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                           --                 --
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                 16,639,332         10,462,879
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                 (13,586,653)        (9,062,878)
   Advisor Class                                   (1,875,041)          (868,123)
   A-Class                                           (107,586)           (39,838)
   C-Class                                         (1,073,788)          (306,404)
   H-Class                                                 --                 --
   Institutional Class                                     --           (185,636)
Realized Gain on Investment
   Investor Class                                          --                 --
   Advisor Class                                           --                 --
   A-Class                                                 --                 --
   C-Class                                                 --                 --
   H-Class                                                 --                 --
   Institutional Class                                     --                 --
--------------------------------------------------------------------------------
   Total Distributions to Shareholders            (16,643,068)       (10,462,879)
================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                               9,159,091,282     18,938,656,129
   Advisor Class                                1,488,027,522      3,577,821,000
   A-Class                                         37,444,317         23,938,925
   C-Class                                      1,212,221,507      2,540,283,761
   H-Class                                                 --                 --
   Institutional Class                                     --                928
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   Investor Class                                  13,372,680          8,918,802
   Advisor Class                                    1,842,945            853,605
   A-Class                                             57,707             22,293
   C-Class                                          1,016,242            282,882
   H-Class                                                 --                 --
   Institutional Class                                     --             20,804
COST OF SHARES REDEEMED
   Investor Class                              (9,200,273,680)   (18,808,627,729)
   Advisor Class                               (1,553,901,339)    (3,582,384,097)
   A-Class                                        (34,662,937)       (16,627,319)
   C-Class                                     (1,208,728,059)    (2,515,971,843)
   H-Class                                                 --                 --
   Institutional Class                                     --        (50,021,804)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                        (84,491,813)       117,166,337
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets             (84,495,549)       117,166,337
NET ASSETS--BEGINNING OF PERIOD                 1,604,902,239      1,487,735,902
--------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                     $ 1,520,406,690   $  1,604,902,239
================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                              $            --   $             --
================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 99

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                            NET REALIZED       NET INCREASE
                                        NET ASSET            NET                AND              (DECREASE)       DISTRIBUTIONS
                                         VALUE,           INVESTMENT          UNREALIZED       IN NET ASSET          FROM NET
                                        BEGINNING           INCOME         GAINS (LOSSES)     VALUE RESULTING       INVESTMENT
                                        OF PERIOD           (LOSS)+        ON SECURITIES      FROM OPERATIONS         INCOME
--------------------------------------------------------------------------------------------------------------------------------
NOVA FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                  $ 25.96           $   (.06)            $  1.81            $  1.75           $     --
   March 31, 2005                         24.12               (.11)               1.95               1.84                 --
   March 31, 2004                         15.54                .07                8.51               8.58                 --
   March 31, 2003                         25.56                .08              (10.10)            (10.02)                --
   March 31, 2002                         26.85                .12               (1.28)             (1.16)              (.13)
   March 31, 2001                         41.93                .33              (15.41)            (15.08)                --

NOVA FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                    25.08               (.12)               1.74               1.62                 --
   March 31, 2005                         23.42               (.23)               1.89               1.66                 --
   March 31, 2004                         15.17               (.05)               8.30               8.25                 --
   March 31, 2003                         25.11               (.03)              (9.91)             (9.94)                --
   March 31, 2002                         26.52               (.01)              (1.27)             (1.28)              (.13)
   March 31, 2001                         41.63                .16              (15.27)            (15.11)                --

NOVA FUND A-CLASS
   SEPTEMBER 30, 2005@                    25.15               (.09)               1.74               1.65                 --
   March 31, 2005                         23.42               (.17)               1.90               1.73                 --
   March 31, 2004*                        23.42                 --                  --                 --                 --

NOVA FUND C-CLASS
   SEPTEMBER 30, 2005@                    24.89               (.18)               1.73               1.55                 --
   March 31, 2005                         23.36               (.35)               1.88               1.53                 --
   March 31, 2004                         15.20               (.12)               8.28               8.16                 --
   March 31, 2003                         25.28               (.08)             (10.00)            (10.08)                --
   March 31, 2002                         26.84               (.18)              (1.25)             (1.43)              (.13)
   March 31, 2001*                        27.18               (.01)               (.33)              (.34)                --

URSA FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                     8.69               (.02)               (.22)              (.24)                --
   March 31, 2005                          9.17               (.04)               (.44)              (.48)                --
   March 31, 2004                         13.06               (.04)              (3.45)             (3.49)                --
   March 31, 2003                         10.45                .01                2.67               2.68               (.07)
   March 31, 2002                         10.43                .16                (.10)               .06               (.04)
   March 31, 2001                          7.68                .40                2.41               2.81               (.06)

URSA FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                     8.36               (.04)               (.21)              (.25)                --
   March 31, 2005                          8.87               (.08)               (.43)              (.51)                --
   March 31, 2004                         12.70               (.09)              (3.34)             (3.43)                --
   March 31, 2003                         10.22               (.06)               2.61               2.55               (.07)
   March 31, 2002                         10.26                .09                (.09)                --               (.04)
   March 31, 2001                          7.61                .43                2.28               2.71               (.06)

URSA FUND A-CLASS
   SEPTEMBER 30, 2005@                     8.37               (.03)               (.23)              (.26)                --
   March 31, 2005                          8.87               (.06)               (.44)              (.50)                --
   March 31, 2004*                         8.87                 --                  --                 --                 --

                                      DISTRIBUTIONS                          NET INCREASE        NET ASSET
                                        FROM NET                            (DECREASE) IN         VALUE,             TOTAL
                                        REALIZED             TOTAL            NET ASSET           END OF           INVESTMENT
                                      CAPITAL GAINS      DISTRIBUTIONS          VALUE             PERIOD             RETURN
--------------------------------------------------------------------------------------------------------------------------------
NOVA FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                 $   --              $    --             $  1.75            $ 27.71              6.74%
   March 31, 2005                          --                   --                1.84              25.96              7.63%
   March 31, 2004                          --                   --                8.58              24.12             55.25%
   March 31, 2003                          --                   --              (10.02)             15.54            (39.20)%
   March 31, 2002                          --                 (.13)              (1.29)             25.56             (4.36)%
   March 31, 2001                          --                   --              (15.08)             26.85            (35.96)%

NOVA FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                     --                   --                1.62              26.70              6.46%
   March 31, 2005                          --                   --                1.66              25.08              7.09%
   March 31, 2004                          --                   --                8.25              23.42             54.42%
   March 31, 2003                          --                   --               (9.94)             15.17            (39.59)%
   March 31, 2002                          --                 (.13)              (1.41)             25.11             (4.87)%
   March 31, 2001                          --                   --              (15.11)             26.52            (36.30)%

NOVA FUND A-CLASS
   SEPTEMBER 30, 2005@                     --                   --                1.65              26.80              6.56%
   March 31, 2005                          --                   --                1.73              25.15              7.39%
   March 31, 2004*                         --                   --                  --              23.42              0.00%

NOVA FUND C-CLASS
   SEPTEMBER 30, 2005@                     --                   --                1.55              26.44              6.23%
   March 31, 2005                          --                   --                1.53              24.89              6.55%
   March 31, 2004                          --                   --                8.16              23.36             53.72%
   March 31, 2003                          --                   --              (10.08)              15.20           (39.87)%
   March 31, 2002                          --                 (.13)              (1.56)             25.28             (5.37)%
   March 31, 2001*                         --                   --                (.34)             26.84             (1.25)%

URSA FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                     --                   --                (.24)              8.45             (2.76)%
   March 31, 2005                          --                   --                (.48)              8.69             (5.23)%
   March 31, 2004                        (.40)                (.40)              (3.89)              9.17            (26.90)%
   March 31, 2003                          --                 (.07)               2.61              13.06             25.65%
   March 31, 2002                          --                 (.04)                .02              10.45              0.60%
   March 31, 2001                          --                 (.06)               2.75              10.43             36.68%

URSA FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                     --                   --                (.25)              8.11             (2.99)%
   March 31, 2005                          --                   --                (.51)              8.36             (5.75)%
   March 31, 2004                        (.40)                (.40)              (3.83)              8.87            (27.19)%
   March 31, 2003                          --                 (.07)               2.48              12.70             24.95%
   March 31, 2002                          --                 (.04)               (.04)             10.22              0.02%
   March 31, 2001                          --                 (.06)               2.65              10.26             35.70%

URSA FUND A-CLASS
   SEPTEMBER 30, 2005@                     --                   --                (.26)              8.11             (3.11)%
   March 31, 2005                          --                   --                (.50)              8.37             (5.64)%
   March 31, 2004*                         --                   --                  --               8.87              0.00%

                                                           RATIOS TO
                                                      AVERAGE NET ASSETS:
                                     -----------------------------------------------------
                                                                                 NET                               NET ASSETS,
                                                                             INVESTMENT          PORTFOLIO          END OF
                                          GROSS              NET               INCOME            TURNOVER         PERIOD (000'S
                                        EXPENSES           EXPENSES            (LOSS)              RATE***           OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
NOVA FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                   1.20%**++          1.20%**++         (0.42)%**            114%             $ 157,916
   March 31, 2005                        1.21%++            1.21%++           (0.44)%              388%               175,042
   March 31, 2004                        1.25%++            1.25%++            0.35%               540%               187,051
   March 31, 2003                        1.27%++            1.27%++            0.44%               603%               130,951
   March 31, 2002                        1.16%++            1.16%++            0.44%               401%               222,251
   March 31, 2001                        1.34%              1.33%              0.89%               117%               251,333

NOVA FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                   1.71%**++          1.71%**++         (0.93)%**            114%                61,709
   March 31, 2005                        1.71%++            1.71%++           (0.94)%              388%                52,642
   March 31, 2004                        1.74%++            1.74%++           (0.24)%              540%                46,405
   March 31, 2003                        1.77%++            1.77%++           (0.17)%              603%                27,130
   March 31, 2002                        1.55%++            1.55%++           (0.02)%              401%                59,375
   March 31, 2001                        1.87%              1.87%              0.45%               117%                38,184

NOVA FUND A-CLASS
   SEPTEMBER 30, 2005@                   1.46%**++          1.46%**++         (0.68)%**            114%                27,078
   March 31, 2005                        1.45%++            1.45%++           (0.68)%              388%                18,463
   March 31, 2004*                       0.00%**++~         0.00%**++~         0.00%**             540%                     1

NOVA FUND C-CLASS
   SEPTEMBER 30, 2005@                   2.22%**++          2.22%**++         (1.44)%**            114%                51,572
   March 31, 2005                        2.21%++            2.21%++           (1.44)%              388%                49,464
   March 31, 2004                        2.26%++            2.26%++           (0.56)%              540%                32,710
   March 31, 2003                        2.28%++            2.28%++           (0.46)%              603%                12,627
   March 31, 2002                        2.27%++            2.27%++           (0.72)%              401%                10,355
   March 31, 2001*                       1.86%**            1.77%**           (0.98)%**            117%                   111

URSA FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                   1.35%**++          1.35%**++         (0.42)%**             --                385,667
   March 31, 2005                        1.38%++            1.38%++           (0.46)%               --                326,085
   March 31, 2004                        1.38%++            1.38%++           (0.37)%               --                353,496
   March 31, 2003                        1.41%++            1.41%++            0.06%                --                471,600
   March 31, 2002                        1.31%++            1.31%++            1.56%                --                214,498
   March 31, 2001                        1.37%++            1.37%++            4.69%                --                222,939

URSA FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                   1.85%**++          1.85%**++         (0.92)%**             --                 37,981
   March 31, 2005                        1.88%++            1.88%++           (0.96)%               --                 40,964
   March 31, 2004                        1.87%++            1.87%++           (0.86)%               --                 45,073
   March 31, 2003                        1.89%++            1.89%++           (0.45)%               --                 39,686
   March 31, 2002                        1.85%++            1.85%++            0.87%                --                  7,036
   March 31, 2001                        1.86%++            1.86%++            4.92%                --                  2,860

URSA FUND A-CLASS
   SEPTEMBER 30, 2005@                   1.61%**++          1.61%**++         (0.68)%**             --                 14,974
   March 31, 2005                        1.63%++            1.63%++           (0.71)%               --                  7,318
   March 31, 2004*                       0.00%**++~         0.00%**++~         0.00%**              --                      1

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 14, 2001 -- NOVA FUND C-CLASS; MARCH 31, 2004 -- NOVA FUND A-CLASS AND URSA FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

  ~ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @  UNAUDITED


100 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                             NET REALIZED       NET INCREASE
                               NET ASSET         NET              AND            (DECREASE)        DISTRIBUTIONS
                                VALUE,       INVESTMENT       UNREALIZED        IN NET ASSET          FROM NET
                               BEGINNING       INCOME       GAINS (LOSSES)     VALUE RESULTING       INVESTMENT
                               OF PERIOD       (LOSS)+       ON SECURITIES     FROM OPERATIONS         INCOME
----------------------------------------------------------------------------------------------------------------
URSA FUND C-CLASS
   SEPTEMBER 30, 2005@         $  8.33       $  (.06)        $   (.21)           $   (.27)           $    --
   March 31, 2005                 8.89          (.13)            (.43)               (.56)                --
   March 31, 2004                12.80          (.14)           (3.37)              (3.51)                --
   March 31, 2003                10.35          (.12)            2.64                2.52               (.07)
   March 31, 2002                10.43          (.03)            (.01)               (.04)              (.04)
   March 31, 2001*               10.29           .01              .13                 .14                 --

OTC FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@            9.94          (.04)             .88                 .84                 --
   March 31, 2005                 9.73           .04              .17                 .21                 --
   March 31, 2004                 7.02          (.09)            2.80                2.71                 --
   March 31, 2003                10.16          (.08)           (3.06)              (3.14)                --
   March 31, 2002                11.19          (.11)            (.92)              (1.03)                --
   March 31, 2001                32.40          (.24)          (20.80)             (21.04)                --

OTC FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@            9.60          (.06)             .84                 .78                 --
   March 31, 2005                 9.46          (.02)             .16                 .14                 --
   March 31, 2004                 6.85          (.13)            2.74                2.61                 --
   March 31, 2003                 9.97          (.11)           (3.01)              (3.12)                --
   March 31, 2002                11.04          (.16)            (.91)              (1.07)                --
   March 31, 2001                32.16          (.35)          (20.60)             (20.95)                --

OTC FUND A-CLASS
   SEPTEMBER 30, 2005@            9.63          (.05)             .85                 .80                 --
   March 31, 2005                 9.46           .06              .11                 .17                 --
   March 31, 2004*                9.46            --               --                  --                 --

OTC FUND C-CLASS
   SEPTEMBER 30, 2005@            9.50          (.09)             .84                 .75                 --
   March 31, 2005                 9.41          (.03)             .12                 .09                 --
   March 31, 2004                 6.86          (.18)            2.73                2.55                 --
   March 31, 2003                10.03          (.14)           (3.03)              (3.17)                --
   March 31, 2002                11.20          (.21)            (.96)              (1.17)                --
   March 31, 2001*               11.95            --             (.75)               (.75)                --

ARKTOS FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@           24.55          (.05)           (1.45)              (1.50)                --
   March 31, 2005                25.69          (.11)           (1.03)              (1.14)                --
   March 31, 2004                37.79          (.13)          (11.97)             (12.10)                --
   March 31, 2003                32.29          7.34             (.70)               6.64              (1.14)
   March 31, 2002                35.76          1.01            (4.19)              (3.18)              (.29)
   March 31, 2001                17.45          1.08            17.23               18.31                 --

ARKTOS FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@           24.34          (.11)           (1.42)              (1.53)                --
   March 31, 2005                25.60          (.24)           (1.02)              (1.26)                --
   March 31, 2004*               29.97          (.16)           (4.21)              (4.37)                --


                               DISTRIBUTIONS                       NET INCREASE       NET ASSET
                                 FROM NET                          (DECREASE) IN       VALUE,          TOTAL
                                 REALIZED            TOTAL           NET ASSET         END OF       INVESTMENTS
                               CAPITAL GAINS     DISTRIBUTIONS         VALUE           PERIOD         RETURN
---------------------------------------------------------------------------------------------------------------
URSA FUND C-CLASS
   SEPTEMBER 30, 2005@           $    --            $   --           $ (.27)          $  8.06         (3.24)%
   March 31, 2005                     --                --             (.56)             8.33         (6.30)%
   March 31, 2004                   (.40)             (.40)           (3.91)             8.89        (27.62)%
   March 31, 2003                     --              (.07)            2.45             12.80         24.35%
   March 31, 2002                     --              (.04)            (.08)            10.35         (0.36)%
   March 31, 2001*                    --                --              .14             10.43          1.36%

OTC FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                --                --              .84             10.78          8.45%
   March 31, 2005                     --                --              .21              9.94          2.16%
   March 31, 2004                     --                --             2.71              9.73         38.60%
   March 31, 2003                     --                --            (3.14)             7.02        (30.91)%
   March 31, 2002                     --                --            (1.03)            10.16         (9.20)%
   March 31, 2001                   (.17)             (.17)          (21.21)            11.19        (65.19)%

OTC FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                --                --              .78             10.38          8.13%
   March 31, 2005                     --                --              .14              9.60          1.48%
   March 31, 2004                     --                --             2.61              9.46         38.10%
   March 31, 2003                     --                --            (3.12)             6.85        (31.29)%
   March 31, 2002                     --                --            (1.07)             9.97         (9.69)%
   March 31, 2001                   (.17)             (.17)          (21.12)            11.04        (65.40)%

OTC FUND A-CLASS
   SEPTEMBER 30, 2005@                --                --              .80             10.43          8.31%
   March 31, 2005                     --                --              .17              9.63          1.80%
   March 31, 2004*                    --                --              --               9.46          0.00%

OTC FUND C-CLASS
   SEPTEMBER 30, 2005@                --                --              .75             10.25          7.89%
   March 31, 2005                     --                --              .09              9.50          0.96%
   March 31, 2004                     --                --             2.55              9.41         37.17%
   March 31, 2003                     --                --            (3.17)             6.86        (31.61)%
   March 31, 2002                     --                --            (1.17)            10.03        (10.45)%
   March 31, 2001*                    --                --             (.75)            11.20         (6.28)%

ARKTOS FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                --                --            (1.50)            23.05         (6.11)%
   March 31, 2005                     --                --            (1.14)            24.55         (4.44)%
   March 31, 2004                     --                --           (12.10)            25.69        (32.02)%
   March 31, 2003                     --             (1.14)            5.50             37.79         20.39%
   March 31, 2002                     --              (.29)           (3.47)            32.29         (8.84)%
   March 31, 2001                     --                --            18.31             35.76        104.93%

ARKTOS FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                --                --            (1.53)            22.81         (6.29)%
   March 31, 2005                     --                --            (1.26)            24.34         (4.92)%
   March 31, 2004*                    --                --            (4.37)            25.60        (14.58)%

                                                RATIOS TO
                                            AVERAGE NET ASSETS:
                                -----------------------------------------
                                                                  NET                        NET ASSETS,
                                                               INVESTMENT      PORTFOLIO       END OF
                                  GROSS            NET           INCOME         TURNOVER    PERIOD (000'S
                                 EXPENSES       EXPENSES         (LOSS)          RATE***       OMITTED)
---------------------------------------------------------------------------------------------------------
URSA FUND C-CLASS
   SEPTEMBER 30, 2005@          2.36%**++       2.36%**++       (1.43)%**          --       $    46,209
   March 31, 2005               2.38%++         2.38%++         (1.46)%            --            43,763
   March 31, 2004               2.39%++         2.39%++         (1.42)%            --            45,604
   March 31, 2003               2.40%++         2.40%++         (0.97)%            --            17,540
   March 31, 2002               2.47%++         2.47%++         (0.34)%            --             7,007
   March 31, 2001*              2.15%**++       2.15%**++        3.04%**           --                35

OTC FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@          1.18%**         1.18%**         (0.72)%**          60%          878,830
   March 31, 2005               1.20%           1.20%            0.40%            132%          801,185
   March 31, 2004               1.22%           1.22%           (0.98)%           139%          858,816
   March 31, 2003               1.27%           1.27%           (1.08)%           180%          653,999
   March 31, 2002               1.08%           1.08%           (0.96)%           109%          783,637
   March 31, 2001               1.16%           1.16%           (1.01)%           228%        1,043,848

OTC FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@          1.68%**         1.68%**         (1.21)%**          60%           25,780
   March 31, 2005               1.69%           1.69%           (0.25)%           132%           19,887
   March 31, 2004               1.71%           1.71%           (1.47)%           139%           57,535
   March 31, 2003               1.76%           1.76%           (1.56)%           180%           43,839
   March 31, 2002               1.60%           1.60%           (1.47)%           109%           20,837
   March 31, 2001               1.67%           1.66%           (1.50)%           228%           36,836

OTC FUND A-CLASS
   SEPTEMBER 30, 2005@          1.43%**         1.43%**         (0.97)%**          60%            2,200
   March 31, 2005               1.45%           1.45%            0.59%            132%            1,818
   March 31, 2004*              0.00%**~        0.00%**~         0.00%**          139%                1

OTC FUND C-CLASS
   SEPTEMBER 30, 2005@          2.19%**         2.19%**         (1.73)%**          60%           15,856
   March 31, 2005               2.19%           2.19%           (0.33)%           132%           14,422
   March 31, 2004               2.23%           2.23%           (1.97)%           139%           13,653
   March 31, 2003               2.26%           2.26%           (1.98)%           180%            8,331
   March 31, 2002               2.24%           2.24%           (2.13)%           109%            3,545
   March 31, 2001*              2.37%**         2.09%**         (2.03)%**         228%               32

ARKTOS FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@          1.36%**++       1.36%**++       (0.43)%**          --           177,806
   March 31, 2005               1.38%++         1.38%++         (0.46)%            --           198,288
   March 31, 2004               1.40%++         1.40%++         (0.47)%            --           209,994
   March 31, 2003               1.42%++         1.42%++         18.11%             --           146,416
   March 31, 2002               1.35%++         1.35%++          3.16%             --           113,904
   March 31, 2001               1.34%++         1.33%++          6.27%          1,788%           79,028

ARKTOS FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@          1.86%**++       1.86%**++       (0.93)%**          --            11,943
   March 31, 2005               1.88%++         1.88%++         (0.96)%            --            17,059
   March 31, 2004*              1.90%**++       1.90%**++       (0.97)%**          --            17,975

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 15, 2001-- URSA FUND C-CLASS; MARCH 26, 2001-- OTC FUND C-CLASS; AUGUST 1, 2003-- ARKTOS FUND ADVISOR CLASS; MARCH 31, 2004 -- OTC FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR YEARS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY FOR ARKTOS MASTER PORTFOLIO.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

  ~ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 101

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                             NET REALIZED       NET INCREASE
                               NET ASSET         NET              AND            (DECREASE)        DISTRIBUTIONS
                                VALUE,       INVESTMENT       UNREALIZED        IN NET ASSET          FROM NET
                               BEGINNING       INCOME       GAINS (LOSSES)     VALUE RESULTING       INVESTMENT
                               OF PERIOD       (LOSS)+       ON SECURITIES     FROM OPERATIONS         INCOME
----------------------------------------------------------------------------------------------------------------
ARKTOS FUND A-CLASS
   SEPTEMBER 30, 2005@          $ 24.39        $ (.08)         $ (1.43)            $ (1.51)          $    --
   March 31, 2005                 25.60          (.17)           (1.04)              (1.21)               --
   March 31, 2004*                25.60            --               --                  --                --

ARKTOS FUND C-CLASS
   SEPTEMBER 30, 2005@            23.48          (.16)           (1.38)              (1.54)               --
   March 31, 2005                 24.83          (.35)           (1.00)              (1.35)               --
   March 31, 2004                 36.92          (.38)          (11.71)             (12.09)               --
   March 31, 2003                 31.93          3.08             3.05                6.13             (1.14)
   March 31, 2002                 35.74           .43            (3.95)              (3.52)             (.29)
   March 31, 2001*                29.14            --             6.60                6.60                --

MEDIUS FUND A-CLASS
   SEPTEMBER 30, 2005@            31.86          (.02)            3.73                3.71                --
   March 31, 2005                 28.30          (.03)            3.59                3.56                --
   March 31, 2004*                28.30            --               --                  --                --

MEDIUS FUND C-CLASS
   SEPTEMBER 30, 2005@            31.03          (.14)            3.63                3.49                --
   March 31, 2005                 27.76          (.26)            3.53                3.27                --
   March 31, 2004                 15.85          (.31)           12.22               11.91                --
   March 31, 2003                 26.00          (.17)           (9.87)             (10.04)             (.11)
   March 31, 2002*                24.53          (.13)            1.60                1.47                --

MEDIUS FUND H-CLASS
   SEPTEMBER 30, 2005@            31.86          (.01)            3.74                3.73                --
   March 31, 2005                 28.30          (.06)            3.62                3.56                --
   March 31, 2004                 16.04          (.14)           12.40               12.26                --
   March 31, 2003                 26.08          (.07)           (9.86)              (9.93)             (.11)
   March 31, 2002*                25.00          (.03)            1.11                1.08                --

INVERSE MID-CAP FUND A-CLASS
   SEPTEMBER 30, 2005@            44.01           .38            (3.60)              (3.22)               --
   March 31, 2005                 49.01          (.06)           (4.94)              (5.00)               --
   March 31, 2004*                49.01            --               --                  --                --

INVERSE MID-CAP FUND C-CLASS
   SEPTEMBER 30, 2005@            43.62           .18            (3.52)              (3.34)               --
   March 31, 2005                 48.98          (.27)           (5.09)              (5.36)               --
   March 31, 2004*                50.00          (.08)            (.94)              (1.02)               --

INVERSE MID-CAP FUND H-CLASS
   SEPTEMBER 30, 2005@            44.01           .31            (3.52)              (3.21)               --
   March 31, 2005                 49.01           .18            (5.18)              (5.00)               --
   March 31, 2004*                50.00          (.05)            (.94)               (.99)               --

MEKROS FUND A-CLASS
   SEPTEMBER 30, 2005@            27.54          (.01)            3.33                3.32                --
   March 31, 2005                 26.22          (.03)            1.51                1.48                --
   March 31, 2004*                26.22            --               --                  --                --

                               DISTRIBUTIONS                       NET INCREASE       NET ASSET
                                 FROM NET                          (DECREASE) IN       VALUE,          TOTAL
                                 REALIZED            TOTAL           NET ASSET         END OF       INVESTMENT
                               CAPITAL GAINS     DISTRIBUTIONS         VALUE           PERIOD         RETURN
--------------------------------------------------------------------------------------------------------------
ARKTOS FUND A-CLASS
   SEPTEMBER 30, 2005@             $   --          $    --            $ (1.51)         $ 22.88        (6.19)%
   March 31, 2005                      --               --              (1.21)           24.39        (4.73)%
   March 31, 2004*                     --               --                 --            25.60         0.00%

ARKTOS FUND C-CLASS
   SEPTEMBER 30, 2005@                 --               --              (1.54)           21.94        (6.56)%
   March 31, 2005                      --               --              (1.35)           23.48        (5.44)%
   March 31, 2004                      --               --             (12.09)           24.83       (32.75)%
   March 31, 2003                      --            (1.14)              4.99            36.92        19.02%
   March 31, 2002                      --             (.29)             (3.81)           31.93        (9.80)%
   March 31, 2001*                     --               --               6.60            35.74        22.65%

MEDIUS FUND A-CLASS
   SEPTEMBER 30, 2005@                 --               --               3.71            35.57        11.64%
   March 31, 2005                      --               --               3.56            31.86        12.58%
   March 31, 2004*                     --               --                 --            28.30         0.00%

MEDIUS FUND C-CLASS
   SEPTEMBER 30, 2005@                 --               --               3.49            34.52        11.25%
   March 31, 2005                      --               --               3.27            31.03        11.78%
   March 31, 2004                      --               --              11.91            27.76        75.14%
   March 31, 2003                      --             (.11)            (10.15)           15.85       (38.65)%
   March 31, 2002*                     --               --               1.47            26.00         5.99%

MEDIUS FUND H-CLASS
   SEPTEMBER 30, 2005@                 --               --               3.73            35.59        11.71%
   March 31, 2005                      --               --               3.56            31.86        12.58%
   March 31, 2004                      --               --              12.26            28.30        76.43%
   March 31, 2003                      --             (.11)            (10.04)           16.04       (38.11)%
   March 31, 2002*                     --               --               1.08            26.08         4.32%

INVERSE MID-CAP FUND A-CLASS
   SEPTEMBER 30, 2005@                 --               --              (3.22)           40.79        (7.32)%
   March 31, 2005                      --               --              (5.00)           44.01       (10.20)%
   March 31, 2004*                     --               --                 --            49.01         0.00%

INVERSE MID-CAP FUND C-CLASS
   SEPTEMBER 30, 2005@                 --               --              (3.34)           40.28        (7.66)%
   March 31, 2005                      --               --              (5.36)           43.62       (10.94)%
   March 31, 2004*                     --               --              (1.02)           48.98        (2.04)%

INVERSE MID-CAP FUND H-CLASS
   SEPTEMBER 30, 2005@                 --               --              (3.21)           40.80        (7.29)%
   March 31, 2005                      --               --              (5.00)           44.01       (10.20)%
   March 31, 2004*                     --               --               (.99)           49.01        (1.98)%

MEKROS FUND A-CLASS
   SEPTEMBER 30, 2005@                 --               --               3.32            30.86        12.06%
   March 31, 2005                    (.16)            (.16)              1.32            27.54         5.63%
   March 31, 2004*                     --               --                 --            26.22         0.00%

                                                RATIOS TO
                                            AVERAGE NET ASSETS:
                                -----------------------------------------
                                                                  NET                        NET ASSETS,
                                                               INVESTMENT     PORTFOLIO        END OF
                                  GROSS            NET           INCOME       TURNOVER      PERIOD (000'S
                                 EXPENSES       EXPENSES         (LOSS)        RATE***        OMITTED)
---------------------------------------------------------------------------------------------------------
ARKTOS FUND A-CLASS
   SEPTEMBER 30, 2005@            1.60%**++     1.60%**++       (0.67)%**          --         $  2,338
   March 31, 2005                 1.62%++       1.62%++         (0.70)%            --            5,697
   March 31, 2004*                0.00%**++~    0.00%**++~       0.00%**           --                1

ARKTOS FUND C-CLASS
   SEPTEMBER 30, 2005@            2.37%**++     2.37%**++       (1.44)%**          --           15,928
   March 31, 2005                 2.38%++       2.38%++         (1.46)%            --           15,693
   March 31, 2004                 2.41%++       2.41%++         (1.48)%            --           34,375
   March 31, 2003                 2.41%++       2.41%++          8.23%             --            2,673
   March 31, 2002                 2.38%++       2.38%++          1.45%             --            1,996
   March 31, 2001*                2.28%**++     2.27%**++        0.00%**        1,788%              22

MEDIUS FUND A-CLASS
   SEPTEMBER 30, 2005@            1.62%**       1.62%**         (0.11)%**         227%           1,808
   March 31, 2005                 1.63%         1.63%           (0.10)%           669%           1,050
   March 31, 2004*                0.00%**~      0.00%**~         0.00%**        1,239%               4

MEDIUS FUND C-CLASS
   SEPTEMBER 30, 2005@            2.37%**       2.37%**         (0.83)%**         227%          17,347
   March 31, 2005                 2.37%         2.37%           (0.91)%           669%          17,912
   March 31, 2004                 2.41%         2.41%           (1.31)%         1,239%          14,444
   March 31, 2003                 2.43%         2.43%           (0.95)%         2,322%           5,610
   March 31, 2002*                2.44%**       2.44%**         (0.96)%**         893%           1,734

MEDIUS FUND H-CLASS
   SEPTEMBER 30, 2005@            1.61%**       1.61%**         (0.09)%**         227%          46,604
   March 31, 2005                 1.62%         1.62%           (0.21)%           669%          59,274
   March 31, 2004                 1.66%         1.66%           (0.56)%         1,239%          68,193
   March 31, 2003                 1.69%         1.69%           (0.32)%         2,322%          14,634
   March 31, 2002*                1.71%**       1.71%**         (0.19)%**         893%         116,176

INVERSE MID-CAP FUND A-CLASS
   SEPTEMBER 30, 2005@            1.70%**       1.70%**          1.81%**           --              489
   March 31, 2005                 1.63%         1.63%           (0.13)%            --               61
   March 31, 2004*                0.00%**~      0.00%**~         0.00%**           --                1

INVERSE MID-CAP FUND C-CLASS
   SEPTEMBER 30, 2005@            2.43%**       2.43%**          0.84%**           --              375
   March 31, 2005                 2.36%         2.36%           (0.58)%            --            1,011
   March 31, 2004*                2.23%**       2.23%**         (1.45)%**          --              137

INVERSE MID-CAP FUND H-CLASS
   SEPTEMBER 30, 2005@            1.59%**       1.59%**          1.39%**           --            7,245
   March 31, 2005                 1.60%         1.60%            0.39%             --           30,073
   March 31, 2004*                1.54%**       1.54%**         (0.74)%**          --            2,678

MEKROS FUND A-CLASS
   SEPTEMBER 30, 2005@            1.63%**       1.63%**         (0.10)%**         261%           5,017
   March 31, 2005                 1.61%         1.61%           (0.10)%           501%           3,340
   March 31, 2004*                0.00%**~      0.00%**~         0.00%**          965%               4

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 7, 2001 -- ARKTOS FUND C-CLASS; AUGUST 16, 2001-- MEDIUS FUND H-CLASS; AUGUST 20, 2001-- MEDIUS FUND C-CLASS; FEBRUARY 20, 2004 -- INVERSE MID-CAP FUND C-CLASS AND INVERSE MID-CAP FUND H-CLASS; MARCH 31, 2004 -- ARKTOS FUND A-CLASS, MEDIUS FUND A-CLASS, INVERSE MID-CAP FUND A-CLASS AND MEKROS FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

  ~ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED


102 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                              NET REALIZED      NET INCREASE
                                                  NET ASSET        NET            AND            (DECREASE)       DISTRIBUTIONS
                                                    VALUE,     INVESTMENT      UNREALIZED       IN NET ASSET         FROM NET
                                                  BEGINNING      INCOME      GAINS (LOSSES)    VALUE RESULTING      INVESTMENT
                                                  OF PERIOD      (LOSS)+     ON SECURITIES     FROM OPERATIONS        INCOME
-------------------------------------------------------------------------------------------------------------------------------
MEKROS FUND C-CLASS
   SEPTEMBER 30, 2005@                           $    26.69    $     (.12)   $         3.24    $          3.12    $          --
   March 31, 2005                                     25.63          (.26)             1.48               1.22               --
   March 31, 2004                                     12.75          (.28)            13.16              12.88               --
   March 31, 2003                                     22.47          (.15)            (9.53)             (9.68)              --
   March 31, 2002                                     19.99          (.07)             2.55               2.48               --
   March 31, 2001*                                    24.28           .17             (4.46)             (4.29)              --

MEKROS FUND H-CLASS
   SEPTEMBER 30, 2005@                                27.51          (.01)             3.34               3.33               --
   March 31, 2005                                     26.22          (.07)             1.52               1.45               --
   March 31, 2004                                     12.94          (.14)            13.42              13.28               --
   March 31, 2003                                     22.61          (.03)            (9.60)             (9.63)              --
   March 31, 2002                                     19.99           .16              2.46               2.62               --
   March 31, 2001*                                    25.00           .42             (5.43)             (5.01)              --

INVERSE SMALL-CAP A-CLASS
   SEPTEMBER 30, 2005@                                46.09           .35             (3.96)             (3.61)              --
   March 31, 2005                                     48.80          (.02)            (2.69)             (2.71)              --
   March 31, 2004*                                    48.80            --                --                 --               --

INVERSE SMALL-CAP C-CLASS
   SEPTEMBER 30, 2005@                                45.71           .19             (3.90)             (3.71)              --
   March 31, 2005                                     48.77          (.49)            (2.57)             (3.06)              --
   March 31, 2004*                                    50.00          (.08)            (1.15)             (1.23)              --

INVERSE SMALL-CAP H-CLASS
   SEPTEMBER 30, 2005@                                46.09           .36             (3.95)             (3.59)              --
   March 31, 2005                                     48.80           .04             (2.75)             (2.71)              --
   March 31, 2004*                                    50.00          (.04)            (1.16)             (1.20)              --

U.S. GOVERNMENT BOND FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                                11.04           .22               .39                .61             (.21)
   March 31, 2005                                     11.03           .42                --                .42             (.41)
   March 31, 2004                                     10.95           .41               .08                .49             (.41)
   March 31, 2003                                      9.12           .41              1.83               2.24             (.41)
   March 31, 2002                                      9.82           .43              (.70)              (.27)            (.43)
   March 31, 2001                                      9.34           .42               .48                .90             (.42)

U.S. GOVERNMENT BOND FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                                11.07           .19               .38                .57             (.18)
   March 31, 2005                                     11.04           .36               .04                .40             (.37)
   March 31, 2004*                                    10.00           .23              1.04               1.27             (.23)

U.S. GOVERNMENT BOND FUND A-CLASS
   SEPTEMBER 30, 2005@                                11.07           .20               .39                .59             (.20)
   March 31, 2005                                     11.05           .39               .02                .41             (.39)
   March 31, 2004*                                    11.05            --                --                 --               --

U.S. GOVERNMENT BOND FUND C-CLASS
   SEPTEMBER 30, 2005@                                11.07           .16               .38                .54             (.15)
   March 31, 2005                                     11.05           .31               .02                .33             (.31)
   March 31, 2004                                     10.97           .30               .08                .38             (.30)
   March 31, 2003                                      9.12           .31              1.85               2.16             (.31)
   March 31, 2002*                                     9.42           .32              (.32)                --             (.30)

                                                 DISTRIBUTIONS                      NET INCREASE    NET ASSET
                                                    FROM NET                       (DECREASE) IN      VALUE,        TOTAL
                                                    REALIZED          TOTAL          NET ASSET        END OF     INVESTMENT
                                                 CAPITAL GAINS    DISTRIBUTIONS        VALUE          PERIOD       RETURN
-----------------------------------------------------------------------------------------------------------------------------
MEKROS FUND C-CLASS
   SEPTEMBER 30, 2005@                           $          --    $          --    $        3.12    $   29.81         11.69%
   March 31, 2005                                         (.16)            (.16)            1.06        26.69          4.75%
   March 31, 2004                                           --               --            12.88        25.63        101.02%
   March 31, 2003                                         (.04)            (.04)           (9.72)       12.75        (43.12)%
   March 31, 2002                                           --               --             2.48        22.47         12.41%
   March 31, 2001*                                          --               --            (4.29)       19.99        (17.67)%

MEKROS FUND H-CLASS
   SEPTEMBER 30, 2005@                                      --               --             3.33        30.84         12.10%
   March 31, 2005                                         (.16)            (.16)            1.29        27.51          5.52%
   March 31, 2004                                           --               --            13.28        26.22        102.63%
   March 31, 2003                                         (.04)            (.04)           (9.67)       12.94        (42.63)%
   March 31, 2002                                           --               --             2.62        22.61         13.11%
   March 31, 2001*                                          --               --            (5.01)       19.99        (20.04)%

INVERSE SMALL-CAP A-CLASS
   SEPTEMBER 30, 2005@                                      --               --            (3.61)       42.48         (7.83)%
   March 31, 2005                                           --               --            (2.71)       46.09         (5.55)%
   March 31, 2004*                                          --               --               --        48.80          0.00%

INVERSE SMALL-CAP C-CLASS
   SEPTEMBER 30, 2005@                                      --               --            (3.71)       42.00         (8.12)%
   March 31, 2005                                           --               --            (3.06)       45.71         (6.27)%
   March 31, 2004*                                          --               --            (1.23)       48.77         (2.46)%

INVERSE SMALL-CAP H-CLASS
   SEPTEMBER 30, 2005@                                      --               --            (3.59)       42.50         (7.79)%
   March 31, 2005                                           --               --            (2.71)       46.09         (5.55)%
   March 31, 2004*                                          --               --            (1.20)       48.80         (2.40)%

U.S. GOVERNMENT BOND FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                                      --             (.21)             .40        11.44          5.49%
   March 31, 2005                                           --             (.41)             .01        11.04          4.04%
   March 31, 2004                                           --             (.41)             .08        11.03          4.65%
   March 31, 2003                                           --             (.41)            1.83        10.95         24.93%
   March 31, 2002                                           --             (.43)            (.70)        9.12         (2.88)%
   March 31, 2001                                           --             (.42)             .48         9.82          9.81%

U.S. GOVERNMENT BOND FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                                      --             (.18)             .39        11.46          5.15%
   March 31, 2005                                           --             (.37)             .03        11.07          3.75%
   March 31, 2004*                                          --             (.23)            1.04        11.04         12.84%

U.S. GOVERNMENT BOND FUND A-CLASS
   SEPTEMBER 30, 2005@                                      --             (.20)             .39        11.46          5.28%
   March 31, 2005                                           --             (.39)             .02        11.07          3.86%
   March 31, 2004*                                          --               --               --        11.05          0.00%

U.S. GOVERNMENT BOND FUND C-CLASS
   SEPTEMBER 30, 2005@                                      --             (.15)             .39        11.46          4.87%
   March 31, 2005                                           --             (.31)             .02        11.07          3.10%
   March 31, 2004                                           --             (.30)             .08        11.05          3.59%
   March 31, 2003                                           --             (.31)            1.85        10.97         23.93%
   March 31, 2002*                                          --             (.30)            (.30)        9.12         (0.14)%

                                                            RATIOS TO
                                                       AVERAGE NET ASSETS:
                                                 ----------------------------------
                                                                            NET                       NET ASSETS,
                                                                         INVESTMENT     PORTFOLIO       END OF
                                                   GROSS        NET        INCOME       TURNOVER     PERIOD (000'S
                                                 EXPENSES    EXPENSES      (LOSS)        RATE***        OMITTED)
------------------------------------------------------------------------------------------------------------------
MEKROS FUND C-CLASS
   SEPTEMBER 30, 2005@                               2.39%**     2.39%**      (0.86)%**       261%   $      30,329
   March 31, 2005                                    2.37%       2.37%        (1.00)%         501%          18,915
   March 31, 2004                                    2.41%       2.41%        (1.34)%         965%          48,851
   March 31, 2003                                    2.43%       2.43%        (0.91)%         746%          13,530
   March 31, 2002                                    2.44%       2.44%        (0.33)%         714%          20,604
   March 31, 2001*                                   2.54%**     2.52%**       3.80%**         --                2

MEKROS FUND H-CLASS
   SEPTEMBER 30, 2005@                               1.62%**     1.62%**      (0.05)%**       261%         111,283
   March 31, 2005                                    1.62%       1.62%        (0.26)%         501%          68,084
   March 31, 2004                                    1.66%       1.66%        (0.62)%         965%         174,320
   March 31, 2003                                    1.69%       1.69%        (0.20)%         746%          32,101
   March 31, 2002                                    1.61%       1.61%         0.74%          714%         120,045
   March 31, 2001*                                   1.74%**     1.73%**       4.24%**         --           36,704

INVERSE SMALL-CAP A-CLASS
   SEPTEMBER 30, 2005@                               1.59%**     1.59%**       1.49%**         --              698
   March 31, 2005                                    1.63%       1.63%        (0.03)%          --              404
   March 31, 2004*                                  0.00%**~     0.00%**~      0.00%**         --                1

INVERSE SMALL-CAP C-CLASS
   SEPTEMBER 30, 2005@                               2.40%**     2.40%**       0.86%**         --            5,227
   March 31, 2005                                    2.39%       2.39%        (0.97)%          --            3,951
   March 31, 2004*                                   2.24%**     2.24%**      (1.42)%**        --              492

INVERSE SMALL-CAP H-CLASS
   SEPTEMBER 30, 2005@                               1.62%**     1.62%**       1.63%**         --           42,939
   March 31, 2005                                    1.63%       1.63%         0.09%           --           46,832
   March 31, 2004*                                   1.54%**     1.54%**      (0.72)%**        --            5,054

U.S. GOVERNMENT BOND FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                               0.90%**     0.90%**       3.68%**        446%          24,350
   March 31, 2005                                    0.93%       0.93%         3.95%          737%          25,992
   March 31, 2004                                    0.95%       0.95%         3.84%        1,143%          25,188
   March 31, 2003                                    0.97%       0.97%         4.00%        2,404%          51,370
   March 31, 2002                                    0.88%       0.88%         4.39%          860%          14,138
   March 31, 2001                                    0.97%       0.96%         4.38%        1,107%          80,686

U.S. GOVERNMENT BOND FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                               1.40%**     1.40%**       3.17%**        446%          44,206
   March 31, 2005                                    1.41%       1.41%         3.32%          737%          53,283
   March 31, 2004*                                   1.45%**     1.45%**       3.21%**      1,143%          46,690

U.S. GOVERNMENT BOND FUND A-CLASS
   SEPTEMBER 30, 2005@                               1.15%**     1.15%**       3.44%**        446%           1,137
   March 31, 2005                                    1.15%       1.15%         3.63%          737%           1,703
   March 31, 2004*                                   0.00%**~    0.00%**~      0.00%**      1,143%               1

U.S. GOVERNMENT BOND FUND C-CLASS
   SEPTEMBER 30, 2005@                               1.91%**     1.91%**       2.69%**        446%           7,055
   March 31, 2005                                    1.92%       1.92%         2.86%          737%          11,005
   March 31, 2004                                    1.96%       1.96%         2.85%        1,143%           3,828
   March 31, 2003                                    1.95%       1.95%         2.86%        2,404%           2,163
   March 31, 2002*                                   1.79%**     1.79%**       3.53%**        860%             209

  * SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 1, 2000-- MEKROS FUND H-CLASS; JANUARY 23, 2001-- MEKROS FUND C-CLASS; MAY 2, 2001 -- U.S. GOVERNMENT BOND FUND C-CLASS; AUGUST 1, 2003-- U.S. GOVERNMENT BOND FUND ADVISOR CLASS; FEBRUARY 20, 2004 -- INVERSE SMALL-CAP FUND C-CLASS AND INVERSE SMALL-CAP FUND H-CLASS; MARCH 31, 2004 -- INVERSE SMALL-CAP FUND A-CLASS AND U.S. GOVERNMENT BOND FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  ~ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 103

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                            NET REALIZED      NET INCREASE
                                                 NET ASSET       NET            AND             (DECREASE)      DISTRIBUTIONS
                                                   VALUE,    INVESTMENT      UNREALIZED       IN NET ASSET        FROM NET
                                                 BEGINNING     INCOME      GAINS (LOSSES)    VALUE RESULTING      INVESTMENT
                                                 OF PERIOD     (LOSS)+     ON SECURITIES     FROM OPERATIONS        INCOME
-----------------------------------------------------------------------------------------------------------------------------
JUNO FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                           $   18.94   $     (.03)   $         (.62)   $          (.65)   $          --
   March 31, 2005                                    19.77         (.08)             (.75)              (.83)              --
   March 31, 2004                                    21.23         (.09)            (1.37)             (1.46)              --
   March 31, 2003                                    26.40         (.04)            (5.13)             (5.17)              --
   March 31, 2002+++                                 25.59          .27               .54                .81               --
   March 31, 2001+++                                 27.00         1.23             (2.64)             (1.41)              --

JUNO FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                               18.79         (.08)             (.61)              (.69)              --
   March 31, 2005                                    19.71         (.17)             (.75)              (.92)              --
   March 31, 2004*                                   22.41         (.13)            (2.57)             (2.70)              --

JUNO FUND A-CLASS
   SEPTEMBER 30, 2005@                               18.84         (.06)             (.62)              (.68)              --
   March 31, 2005                                    19.71         (.13)             (.74)              (.87)              --
   March 31, 2004*                                   19.71           --                --                 --               --

JUNO FUND C-CLASS
   SEPTEMBER 30, 2005@                               18.25         (.12)             (.59)              (.71)              --
   March 31, 2005                                    19.24         (.27)             (.72)              (.99)              --
   March 31, 2004                                    20.88         (.29)            (1.35)             (1.64)              --
   March 31, 2003                                    26.16         (.17)            (5.11)             (5.28)              --
   March 31, 2002+++                                 25.59          .15               .42                .57               --
   March 31, 2001*+++                                25.65           --              (.06)              (.06)              --

LARGE-CAP EUROPE FUND A-CLASS
   SEPTEMBER 30, 2005@                               17.14          .09              1.27               1.36               --
   March 31, 2005                                    14.98          .05              2.59               2.64             (.47)
   March 31, 2004*                                   14.98           --                --                 --               --

LARGE-CAP EUROPE FUND C-CLASS
   SEPTEMBER 30, 2005@                               16.57          .04              1.23               1.27               --
   March 31, 2005                                    14.62         (.09)             2.52               2.43             (.47)
   March 31, 2004                                     9.74        (1.18)             6.77               5.59               --
   March 31, 2003                                    15.22         (.10)            (5.38)             (5.48)              --
   March 31, 2002*                                   19.09         (.11)            (3.76)             (3.87)              --

LARGE-CAP EUROPE FUND H-CLASS
   SEPTEMBER 30, 2005@                               17.13          .11              1.26               1.37               --
   March 31, 2005                                    14.98          .05              2.58               2.63             (.47)
   March 31, 2004                                     9.88        (1.65)             7.46               5.81               --
   March 31, 2003                                    15.30         (.02)            (5.40)             (5.42)              --
   March 31, 2002                                    17.72          .19             (2.61)             (2.42)              --
   March 31, 2001*                                   25.00          .83             (8.11)             (7.28)              --

                                                 DISTRIBUTIONS                    NET INCREASE    NET ASSET
                                                   FROM NET                      (DECREASE) IN     VALUE,        TOTAL
                                                   REALIZED          TOTAL         NET ASSET       END OF     INVESTMENT
                                                 CAPITAL GAINS   DISTRIBUTIONS       VALUE         PERIOD       RETURN
------------------------------------------------------------------------------------------------------------------------
JUNO FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                           $          --   $          --   $        (.65)   $   18.29        (3.43)%
   March 31, 2005                                           --              --            (.83)       18.94        (4.20)%
   March 31, 2004                                           --              --           (1.46)       19.77        (6.88)%
   March 31, 2003                                           --              --           (5.17)       21.23       (19.53)%
   March 31, 2002+++                                        --              --             .81        26.40         3.17%
   March 31, 2001+++                                        --              --           (1.41)       25.59        (5.22)%

JUNO FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                                      --              --            (.69)       18.10        (3.67)%
   March 31, 2005                                           --              --            (.92)       18.79        (4.67)%
   March 31, 2004*                                          --              --           (2.70)       19.71       (12.05)%

JUNO FUND A-CLASS
   SEPTEMBER 30, 2005@                                      --              --            (.68)       18.16        (3.61)%
   March 31, 2005                                           --              --            (.87)       18.84        (4.41)%
   March 31, 2004*                                          --              --              --        19.71         0.00%

JUNO FUND C-CLASS
   SEPTEMBER 30, 2005@                                      --              --            (.71)       17.54        (3.89)%
   March 31, 2005                                           --              --            (.99)       18.25        (5.15)%
   March 31, 2004                                           --              --           (1.64)       19.24        (7.85)%
   March 31, 2003                                           --              --           (5.28)       20.88       (20.13)%
   March 31, 2002+++                                        --              --             .57        26.16         2.23%
   March 31, 2001*+++                                       --              --            (.06)       25.59        (0.23)%

LARGE-CAP EUROPE FUND A-CLASS
   SEPTEMBER 30, 2005@                                      --              --            1.36        18.50         7.93%
   March 31, 2005                                         (.01)           (.48)           2.16        17.14        17.56%
   March 31, 2004*                                          --              --              --        14.98         0.00%

LARGE-CAP EUROPE FUND C-CLASS
   SEPTEMBER 30, 2005@                                      --              --            1.27        17.84         7.66%
   March 31, 2005                                         (.01)           (.48)           1.95        16.57        16.55%
   March 31, 2004                                         (.71)           (.71)           4.88        14.62        57.29%
   March 31, 2003                                           --              --           (5.48)        9.74       (36.01)%
   March 31, 2002*                                          --              --           (3.87)       15.22       (20.27)%

LARGE-CAP EUROPE FUND H-CLASS
   SEPTEMBER 30, 2005@                                      --              --            1.37        18.50         8.00%
   March 31, 2005                                         (.01)           (.48)           2.15        17.13        17.49%
   March 31, 2004                                         (.71)           (.71)           5.10        14.98        58.72%
   March 31, 2003                                           --              --           (5.42)        9.88       (35.42)%
   March 31, 2002                                           --              --           (2.42)       15.30       (13.66)%
   March 31, 2001*                                          --              --           (7.28)       17.72       (29.12)%

                                                                  RATIOS TO
                                                             AVERAGE NET ASSETS:
                                         ----------------------------------------------------------
                                                                                            NET                       NET ASSETS,
                                                                                         INVESTMENT    PORTFOLIO        END OF
                                           GROSS           NET          OPERATING          INCOME      TURNOVER     PERIOD (000'S
                                         EXPENSES       EXPENSES         EXPENSES#         (LOSS)      RATE***         OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
JUNO FUND INVESTOR CLASS
   SEPTEMBER 30, 2005@                   4.80%**++      4.80%**++        1.30%**++        (0.37)%**       51%       $   1,072,319
   March 31, 2005                        5.11%++        5.11%++          1.32%++          (0.40)%        101%           1,472,040
   March 31, 2004                        5.57%++^       5.57%++^         1.38%++          (0.45)%        187%             898,294
   March 31, 2003                        5.65%++^@      5.65%++^@        1.41%++          (0.45)%         --              128,958
   March 31, 2002+++                     1.41%++        1.41%++          1.41%++           1.12%          --               32,293
   March 31, 2001+++                     1.33%++        1.33%++          1.33%++           4.61%          --               10,745

JUNO FUND ADVISOR CLASS
   SEPTEMBER 30, 2005@                   5.31%**++      5.31%**++        1.81%**++        (0.88)%**       51%             126,945
   March 31, 2005                        5.61%++        5.61%++          1.82%++          (0.90)%        101%             232,541
   March 31, 2004*                       6.05%**++^     6.05%**++^       1.86%**++        (0.93)%**      187%              52,298

JUNO FUND A-CLASS
   SEPTEMBER 30, 2005@                   5.06%**++      5.06%**++        1.56%**++        (0.63)%**       51%             159,379
   March 31, 2005                        5.35%++        5.35%++          1.56%++          (0.64)%        101%             177,178
   March 31, 2004*                       0.00%**++~     0.00%**++~       0.00%**++~        0.00%**       187%               5,057

JUNO FUND C-CLASS
   SEPTEMBER 30, 2005@                   5.81%**++      5.81%**++        2.31%**++        (1.38)%**       51%             688,745
   March 31, 2005                        6.11%++        6.11%++          2.32%++          (1.40)%        101%             893,249
   March 31, 2004                        6.57%++^       6.57%++^         2.38%++          (1.45)%        187%             489,918
   March 31, 2003                        6.64%++^@      6.64%++^@        2.40%++          (1.64)%         --               60,969
   March 31, 2002+++                     2.47%++        2.47%++          2.47%++           0.55%          --                  877
   March 31, 2001*+++                    2.48%**++      2.48%**++        2.48%**++         2.70%**        --                1,702

LARGE-CAP EUROPE FUND A-CLASS
   SEPTEMBER 30, 2005@                   1.65%**        1.65%**          1.65%**           1.04%**       118%               1,878
   March 31, 2005                        1.62%          1.62%            1.62%             0.29%          --                  180
   March 31, 2004*                       0.00%**~       0.00%**~         0.00%**~          0.00%**        --                    1

LARGE-CAP EUROPE FUND C-CLASS
   SEPTEMBER 30, 2005@                   2.39%**        2.39%**          2.39%**           0.43%**       118%               6,257
   March 31, 2005                        2.37%          2.37%            2.37%            (0.57)%         --                5,717
   March 31, 2004                        2.47%          2.47%            2.47%            (8.31)%         --                1,999
   March 31, 2003                        2.45%          2.45%            2.45%            (0.96)%         --                1,957
   March 31, 2002*                       2.69%**        2.69%**          2.69%**          (0.82)%**       --                  116

LARGE-CAP EUROPE FUND H-CLASS
   SEPTEMBER 30, 2005@                   1.63%**        1.63%**          1.63%**           1.25%**       118%              85,256
   March 31, 2005                        1.61%          1.61%            1.61%             0.28%          --               62,957
   March 31, 2004                        1.73%          1.73%            1.73%           (11.25)%         --               35,914
   March 31, 2003                        1.68%          1.68%            1.68%            (0.13)%         --                4,698
   March 31, 2002                        1.76%          1.76%            1.76%             1.18%          --                9,697
   March 31, 2001*                       2.06%**        2.06%**          2.06%**           4.03%**       350%               9,977

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000 -- LARGE-CAP EUROPE FUND H-CLASS; MARCH 28, 2001 -- JUNO FUND C-CLASS; MAY 10, 2001 -- LARGE-CAP EUROPE FUND C-CLASS; AUGUST 1, 2003 -- JUNO FUND ADVISOR CLASS; MARCH 31, 2004 -- JUNO FUND A-CLASS AND LARGE-CAP EUROPE FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ JUNO FUND - PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE FEBRUARY 10, 2003.

  ~ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED

  ^ THE JUNO FUND HAS RESTATED ITS RATIOS OF GROSS AND NET EXPENSES TO AVERAGE NET ASSETS IN THE FINANCIAL HIGHLIGHTS IN ORDER TO REFLECT THE RECLASSIFICATION OF INTEREST EXPENSE FROM SECURITIES SOLD SHORT. THIS RESTATEMENT HAD NO EFFECT ON THE JUNO FUND'S NET ASSET VALUE, PER SHARE VALUE, NET INVESTMENT INCOME RATIOS AND TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

  #   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.


104 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                          NET REALIZED     NET INCREASE
                                NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS
                                 VALUE,     INVESTMENT     UNREALIZED      IN NET ASSET       FROM NET
                                BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING    INVESTMENT
                                OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME
---------------------------------------------------------------------------------------------------------
LARGE-CAP JAPAN FUND A-CLASS
   SEPTEMBER 30, 2005@           $ 29.20      $  .24       $    4.40          $   4.64          $    --
   March 31, 2005                  34.60         .05           (3.96)            (3.91)            (.56)
   March 31, 2004*                 34.60          --              --                --               --

LARGE-CAP JAPAN FUND C-CLASS
   SEPTEMBER 30, 2005@             28.61         .13            4.27              4.40               --
   March 31, 2005                  34.18        (.25)          (3.83)            (4.08)            (.56)
   March 31, 2004                  18.96        (.80)          16.26             15.46               --
   March 31, 2003++                27.24        (.18)          (8.10)            (8.28)              --
   March 31, 2002*++               25.65        (.03)           1.62              1.59               --

LARGE-CAP JAPAN FUND H-CLASS
   SEPTEMBER 30, 2005@             29.22         .26            4.38              4.64               --
   March 31, 2005                  34.60        (.05)          (3.84)            (3.89)            (.56)
   March 31, 2004                  19.05        (.40)          16.19             15.79               --
   March 31, 2003++                27.27        (.03)          (8.19)            (8.22)              --
   March 31, 2002++                39.12         .48          (12.33)           (11.85)              --
   March 31, 2001*++               75.00        2.07          (37.95)           (35.88)              --

SMALL-CAP VALUE FUND A-CLASS
   SEPTEMBER 30, 2005@             28.22        (.03)           2.00              1.97               --
   March 31, 2005*                 25.28        (.06)           3.13              3.07               --

SMALL-CAP VALUE FUND C-CLASS
   SEPTEMBER 30, 2005@             28.01        (.13)           1.95              1.82               --
   March 31, 2005                  25.59        (.24)           2.79              2.55               --
   March 31, 2004*                 25.00        (.05)            .64               .59               --

SMALL-CAP VALUE FUND H-CLASS
   SEPTEMBER 30, 2005@             28.24        (.04)           1.99              1.95               --
   March 31, 2005                  25.62        (.01)           2.76              2.75               --
   March 31, 2004*                 25.00        (.01)            .63               .62               --

MID-CAP VALUE A-CLASS
   SEPTEMBER 30, 2005@             27.49         .01            2.64              2.65               --
   March 31, 2005*                 24.58         .11            2.91              3.02              (--)#

MID-CAP VALUE C-CLASS
   SEPTEMBER 30, 2005@             27.29        (.10)           2.60              2.50               --
   March 31, 2005                  25.11        (.07)           2.36              2.29              (--)#
   March 31, 2004*                 25.00        (.02)            .13               .11               --

MID-CAP VALUE H-CLASS
   SEPTEMBER 30, 2005@             27.49          --            2.65              2.65               --
   March 31, 2005                  25.13         .21            2.26              2.47              (--)#
   March 31, 2004*                 25.00         .01             .12               .13               --

LARGE-CAP VALUE FUND A-CLASS
   SEPTEMBER 30, 2005@             26.56         .08            1.23              1.31               --
   March 31, 2005*                 24.68         .12            1.81              1.93              (--)#

                               DISTRIBUTIONS                    NET INCREASE   NET ASSET
                                 FROM NET                      (DECREASE) IN     VALUE,      TOTAL
                                 REALIZED          TOTAL         NET ASSET       END OF    INVESTMENT
                               CAPITAL GAINS   DISTRIBUTIONS      VALUE          PERIOD      RETURN
-----------------------------------------------------------------------------------------------------
LARGE-CAP JAPAN FUND A-CLASS
   SEPTEMBER 30, 2005@            $   --         $    --        $    4.64       $ 33.84      15.89%
   March 31, 2005                   (.93)          (1.49)           (5.40)        29.20     (11.31)%
   March 31, 2004*                    --              --               --         34.60       0.00%

LARGE-CAP JAPAN FUND C-CLASS
   SEPTEMBER 30, 2005@                --              --             4.40         33.01      15.38%
   March 31, 2005                   (.93)          (1.49)           (5.57)        28.61     (11.96)%
   March 31, 2004                   (.24)           (.24)           15.22         34.18      81.72%
   March 31, 2003++                   --              --            (8.28)        18.96     (30.40)%
   March 31, 2002*++                  --              --             1.59         27.24       6.20%

LARGE-CAP JAPAN FUND H-CLASS
   SEPTEMBER 30, 2005@                --              --             4.64         33.86      15.88%
   March 31, 2005                   (.93)          (1.49)           (5.38)        29.22     (11.25)%
   March 31, 2004                   (.24)           (.24)           15.55         34.60      83.07%
   March 31, 2003++                   --              --            (8.22)        19.05     (30.14)%
   March 31, 2002++                   --              --           (11.85)        27.27     (30.29)%
   March 31, 2001*++                  --              --           (35.88)        39.12     (47.84)%

SMALL-CAP VALUE FUND A-CLASS
   SEPTEMBER 30, 2005@                --              --             1.97         30.19       6.98%
   March 31, 2005*                  (.13)           (.13)            2.94         28.22      12.14%

SMALL-CAP VALUE FUND C-CLASS
   SEPTEMBER 30, 2005@                --              --             1.82         29.83       6.50%
   March 31, 2005                   (.13)           (.13)            2.42         28.01       9.96%
   March 31, 2004*                    --              --              .59         25.59       2.36%

SMALL-CAP VALUE FUND H-CLASS
   SEPTEMBER 30, 2005@                --              --             1.95         30.19       6.91%
   March 31, 2005                   (.13)           (.13)            2.62         28.24      10.73%
   March 31, 2004*                    --              --              .62         25.62       2.48%

MID-CAP VALUE A-CLASS
   SEPTEMBER 30, 2005@                --              --             2.65         30.14       9.64%
   March 31, 2005*                  (.11)           (.11)            2.91         27.49      12.29%

MID-CAP VALUE C-CLASS
   SEPTEMBER 30, 2005@                --              --             2.50         29.79       9.16%
   March 31, 2005                   (.11)           (.11)            2.18         27.29       9.12%
   March 31, 2004*                    --              --              .11         25.11       0.44%

MID-CAP VALUE H-CLASS
   SEPTEMBER 30, 2005@                --              --             2.65         30.14       9.64%
   March 31, 2005                   (.11)           (.11)            2.36         27.49       9.83%
   March 31, 2004*                    --              --              .13         25.13       0.52%

LARGE-CAP VALUE FUND A-CLASS
   SEPTEMBER 30, 2005@                --              --             1.31         27.87       4.93%
   March 31, 2005*                  (.05)           (.05)            1.88         26.56       7.82%

                                     RATIOS TO
                                AVERAGE NET ASSETS:
                               ---------------------
                                              NET                   NET ASSETS,
                                          INVESTMENT   PORTFOLIO      END OF
                                INCOME      INCOME      TURNOVER   PERIOD (000'S
                               EXPENSES     (LOSS)      RATE***       OMITTED)
--------------------------------------------------------------------------------
LARGE-CAP JAPAN FUND A-CLASS
   SEPTEMBER 30, 2005@          1.63%**     1.68%**        --        $   1,545
   March 31, 2005               1.62%       0.15%          --              280
   March 31, 2004*              0.00%**~    0.00%**        --               55

LARGE-CAP JAPAN FUND C-CLASS
   SEPTEMBER 30, 2005@          2.39%**     0.91%**        --            4,762
   March 31, 2005               2.38%      (0.83)%         --            3,381
   March 31, 2004               2.42%      (2.85)%         --            5,572
   March 31, 2003++             2.36%      (0.68)%         --                9
   March 31, 2002*++            2.20%**    (0.72)%**       --               12

LARGE-CAP JAPAN FUND H-CLASS
   SEPTEMBER 30, 2005@          1.68%**     1.73%**        --          134,344
   March 31, 2005               1.63%      (0.17)%         --           34,972
   March 31, 2004               1.66%       1.46%          --          177,760
   March 31, 2003++             1.69%      (0.06)%         --            2,683
   March 31, 2002++             1.84%       1.44%          --           23,873
   March 31, 2001*++            1.77%**     4.17%**       699%          14,606

SMALL-CAP VALUE FUND A-CLASS
   SEPTEMBER 30, 2005@          1.44%**    (0.23)%**      409%              98
   March 31, 2005*              1.43%**    (0.37)%**      744%             714

SMALL-CAP VALUE FUND C-CLASS
   SEPTEMBER 30, 2005@          2.20%**    (0.90)%**      409%           2,883
   March 31, 2005               2.21%      (0.89)%        744%          12,119
   March 31, 2004*              2.11%**    (1.68)%**      177%           2,207

SMALL-CAP VALUE FUND H-CLASS
   SEPTEMBER 30, 2005@          1.46%**    (0.26)%**      409%          38,593
   March 31, 2005               1.47%      (0.04)%        744%          75,748
   March 31, 2004*              1.41%**    (0.21)%**      177%          19,900

MID-CAP VALUE A-CLASS
   SEPTEMBER 30, 2005@          1.46%**     0.04%**       263%             606
   March 31, 2005*              1.42%**     0.69%**       731%             312

MID-CAP VALUE C-CLASS
   SEPTEMBER 30, 2005@          2.25%**    (0.72)%**      263%          13,724
   March 31, 2005               2.21%      (0.28)%        731%           8,831
   March 31, 2004*              2.11%**    (0.50)%**      172%             710

MID-CAP VALUE H-CLASS
   SEPTEMBER 30, 2005@          1.47%**       --          263%         108,392
   March 31, 2005               1.46%       0.77%         731%         115,660
   March 31, 2004*              1.41%**     0.19%**       172%          18,064

LARGE-CAP VALUE FUND A-CLASS
   SEPTEMBER 30, 2005@          1.46%**     0.58%**       485%           1,035
   March 31, 2005*              1.43%**     0.77%**       747%             211

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 8, 2000 -- LARGE-CAP JAPAN FUND H-CLASS; MARCH 1, 2002 -- LARGE-CAP JAPAN FUND C-CLASS; FEBRUARY 20, 2004 -- SMALL-CAP VALUE FUND C-CLASS, SMALL-CAP VALUE FUND H-CLASS, MID-CAP VALUE FUND C-CLASS AND MID-CAP VALUE FUND H-CLASS; MARCH 31, 2004 -- LARGE-CAP JAPAN FUND A-CLASS; SEPTEMBER 1, 2004 -- SMALL-CAP VALUE FUND A-CLASS, MID-CAP VALUE FUND A-CLASS AND LARGE-CAP VALUE FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ LARGE-CAP JAPAN FUND - PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  ~ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED

  # LESS THAN $.01 PER SHARE: MID-CAP VALUE FUND A-CLASS, C-CLASS & H-CLASS ACTUAL AMOUNT=$.0007; LARGE-CAP VALUE FUND A-CLASS ACTUAL AMOUNT= $.0001.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 105

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                            NET REALIZED        NET INCREASE
                                        NET ASSET             NET                AND            (DECREASE)        DISTRIBUTIONS
                                         VALUE,           INVESTMENT         UNREALIZED        IN NET ASSET         FROM NET
                                        BEGINNING           INCOME         GAINS (LOSSES)     VALUE RESULTING      INVESTMENT
                                        OF PERIOD           (LOSS)+         ON SECURITIES     FROM OPERATIONS        INCOME
-------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND C-CLASS
   SEPTEMBER 30, 2005@                   $ 26.38          $   (.01)           $  1.19            $  1.18             $ --
   March 31, 2005                          24.85               .01               1.57               1.58              (--)#
   March 31, 2004 *                        25.00              (.02)              (.13)              (.15)              --

LARGE-CAP VALUE FUND H-CLASS
   SEPTEMBER 30, 2005@                     26.56               .08               1.22               1.30               --
   March 31, 2005                          24.87               .16               1.58               1.74              (--)#
   March 31, 2004 *                        25.00               .01               (.14)              (.13)              --

SMALL-CAP GROWTH FUND A-CLASS
   SEPTEMBER 30, 2005@                     27.96              (.09)              2.68               2.59               --
   March 31, 2005 *                        24.43              (.12)              3.90               3.78               --

SMALL-CAP GROWTH FUND C-CLASS
   SEPTEMBER 30, 2005@                     27.78              (.22)              2.68               2.46               --
   March 31, 2005                          25.33              (.44)              3.14               2.70               --
   March 31, 2004 *                        25.00              (.04)               .37                .33               --

SMALL-CAP GROWTH FUND H-CLASS
   SEPTEMBER 30, 2005@                     27.97              (.10)              2.69               2.59               --
   March 31, 2005                          25.34              (.23)              3.11               2.88               --
   March 31, 2004 *                        25.00              (.02)               .36                .34               --

MID-CAP GROWTH FUND A-CLASS
   SEPTEMBER 30, 2005@                     26.85              (.09)              1.96               1.87               --
   March 31, 2005 *                        23.91              (.09)              3.04               2.95               --

MID-CAP GROWTH FUND C-CLASS
   SEPTEMBER 30, 2005@                     26.66              (.20)              1.96               1.76               --
   March 31, 2005                          25.15              (.37)              1.89               1.52               --
   March 31, 2004 *                        25.00              (.05)               .20                .15               --

MID-CAP GROWTH FUND H-CLASS
   SEPTEMBER 30, 2005@                     26.86              (.09)              1.97               1.88               --
   March 31, 2005                          25.17              (.17)              1.87               1.70               --
   March 31, 2004 *                        25.00              (.02)               .19                .17               --

LARGE-CAP GROWTH FUND A-CLASS
   SEPTEMBER 30, 2005@                     24.48              (.01)               .64                .63               --
   March 31, 2005 *                        23.44               .09                .95               1.04               --

LARGE-CAP GROWTH FUND C-CLASS
   SEPTEMBER 30, 2005@                     24.30              (.10)               .64                .54               --
   March 31, 2005                          24.18              (.01)               .13                .12               --
   March 31, 2004 *                        25.00              (.05)              (.77)              (.82)              --

                                       DISTRIBUTIONS                        NET INCREASE         NET ASSET
                                         FROM NET                           (DECREASE) IN         VALUE,              TOTAL
                                         REALIZED             TOTAL           NET ASSET           END OF           INVESTMENT
                                       CAPITAL GAINS      DISTRIBUTIONS         VALUE             PERIOD             RETURN
-------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND C-CLASS
   SEPTEMBER 30, 2005@                  $    --           $    --             $  1.18             $ 27.56              4.47%
   March 31, 2005                          (.05)             (.05)               1.53               26.38              6.35%
   March 31, 2004 *                          --                --                (.15)              24.85             (0.60)%

LARGE-CAP VALUE FUND H-CLASS
   SEPTEMBER 30, 2005@                       --                --                1.30               27.86              4.89%
   March 31, 2005                          (.05)             (.05)               1.69               26.56              6.99%
   March 31, 2004 *                          --                --                (.13)              24.87             (0.52)%

SMALL-CAP GROWTH FUND A-CLASS
   SEPTEMBER 30, 2005@                       --                --                2.59               30.55              9.26%
   March 31, 2005 *                        (.25)             (.25)               3.53               27.96             15.49%

SMALL-CAP GROWTH FUND C-CLASS
   SEPTEMBER 30, 2005@                       --                --                2.46               30.24              8.86%
   March 31, 2005                          (.25)             (.25)               2.45               27.78             10.68%
   March 31, 2004 *                          --                --                 .33               25.33              1.32%

SMALL-CAP GROWTH FUND H-CLASS
   SEPTEMBER 30, 2005@                       --                --                2.59               30.56              9.26%
   March 31, 2005                          (.25)             (.25)               2.63               27.97             11.38%
   March 31, 2004 *                          --                --                 .34               25.34              1.36%

MID-CAP GROWTH FUND A-CLASS
   SEPTEMBER 30, 2005@                       --                --                1.87               28.72              6.96%
   March 31, 2005 *                        (.01)             (.01)               2.94               26.85             12.33%

MID-CAP GROWTH FUND C-CLASS
   SEPTEMBER 30, 2005@                       --                --                1.76               28.42              6.60%
   March 31, 2005                          (.01)             (.01)               1.51               26.66              6.04%
   March 31, 2004 *                          --                --                 .15               25.15              0.60%

MID-CAP GROWTH FUND H-CLASS
   SEPTEMBER 30, 2005@                       --                --                1.88               28.74              7.00%
   March 31, 2005                          (.01)             (.01)               1.69               26.86              6.75%
   March 31, 2004 *                          --                --                 .17               25.17              0.68%

LARGE-CAP GROWTH FUND A-CLASS
   SEPTEMBER 30, 2005@                       --                --                 .63               25.11              2.57%
   March 31, 2005 *                         (--)#             (--)#              1.04               24.48              4.45%

LARGE-CAP GROWTH FUND C-CLASS
   SEPTEMBER 30, 2005@                       --                --                 .54               24.84              2.22%
   March 31, 2005                           (--)#             (--)#               .12               24.30              0.51%
   March 31, 2004 *                          --                --                (.82)              24.18             (3.28)%

                                                RATIO TO
                                           AVERAGE NET ASSETS:
                                      ---------------------------
                                                            NET                    NET ASSETS,
                                                        INVESTMENT   PORTFOLIO       END OF
                                       TOTAL             INCOME      TURNOVER     PERIOD (000'S
                                      EXPENSES            (LOSS)      RATE***       OMITTED)
-----------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND C-CLASS
   SEPTEMBER 30, 2005@                 2.22%**           (0.07)%**      485%       $   3,910
   March 31, 2005                      2.20%              0.03%         747%           4,636
   March 31, 2004 *                    2.10%**           (0.53)%**      202%           2,612

LARGE-CAP VALUE FUND H-CLASS
   SEPTEMBER 30, 2005@                 1.47%**            0.58%**       485%          49,946
   March 31, 2005                      1.47%              0.63%         747%          24,974
   March 31, 2004 *                    1.41%**            0.34%**       202%           8,094

SMALL-CAP GROWTH FUND A-CLASS
   SEPTEMBER 30, 2005@                 1.46%**           (0.59)%**      367%             377
   March 31, 2005 *                    1.43%**           (0.74)%**      983%              76

SMALL-CAP GROWTH FUND C-CLASS
   SEPTEMBER 30, 2005@                 2.30%**           (1.48)%**      367%          10,638
   March 31, 2005                      2.21%             (1.58)%        983%           2,710
   March 31, 2004 *                    2.08%**           (1.31)%**      117%           2,505

SMALL-CAP GROWTH FUND H-CLASS
   SEPTEMBER 30, 2005@                 1.49%**           (0.68)%**      367%         101,284
   March 31, 2005                      1.46%             (0.84)%        983%          26,145
   March 31, 2004 *                    1.41%**           (0.85)%**      117%           2,544

MID-CAP GROWTH FUND A-CLASS
   SEPTEMBER 30, 2005@                 1.46%**           (0.61)%**      387%             540
   March 31, 2005 *                    1.46%**           (0.58)%**    1,211%             553

MID-CAP GROWTH FUND C-CLASS
   SEPTEMBER 30, 2005@                 2.21%**           (1.43)%**      387%             975
   March 31, 2005                      2.21%             (1.43)%      1,211%           2,313
   March 31, 2004 *                    2.10%**           (1.50)%**      356%           1,172

MID-CAP GROWTH FUND H-CLASS
   SEPTEMBER 30, 2005@                 1.46%**           (0.63)%**      387%          40,925
   March 31, 2005                      1.46%             (0.66)%      1,211%          23,733
   March 31, 2004 *                    1.41%**           (0.75)%**      356%             625

LARGE-CAP GROWTH FUND A-CLASS
   SEPTEMBER 30, 2005@                 1.44%**           (0.06)%**      692%             273
   March 31, 2005 *                    1.45%**            0.62%**      2018%              74

LARGE-CAP GROWTH FUND C-CLASS
   SEPTEMBER 30, 2005@                 2.19%**           (0.76)%**      692%           2,730
   March 31, 2005                      2.20%             (0.06)%      2,018%          19,703
   March 31, 2004 *                    2.08%**           (1.25)%**      296%              --

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LARGE-CAP VALUE FUND C-CLASS, LARGE-CAP VALUE FUND H-CLASS, SMALL-CAP GROWTH FUND C-CLASS, SMALL-CAP GROWTH FUND H-CLASS, MID-CAP GROWTH FUND C-CLASS, MID-CAP GROWTH FUND H-CLASS AND LARGE-CAP GROWTH FUND C-CLASS; SEPTEMBER 1, 2004 -- SMALL-CAP GROWTH FUND A-CLASS, MID-CAP GROWTH FUND A-CLASS, AND LARGE-CAP GROWTH FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  @   UNAUDITED

  # LESS THAN $.01 PER SHARE: LARGE-CAP VALUE FUND C-CLASS AND H-CLASS ACTUAL AMOUNT= $.0001; LARGE-CAP GROWTH FUND A-CLASS AND C-CLASS ACTUAL AMOUNT= $.0042


106 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                            NET REALIZED       NET INCREASE
                                        NET ASSET            NET                 AND            (DECREASE)       DISTRIBUTIONS
                                          VALUE,          INVESTMENT         UNREALIZED        IN NET ASSET        FROM NET
                                        BEGINNING           INCOME         GAINS (LOSSES)     VALUE RESULTING     INVESTMENT
                                        OF PERIOD           (LOSS)+         ON SECURITIES     FROM OPERATIONS       INCOME
------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND H-CLASS
   SEPTEMBER 30, 2005 @                  $ 24.49           $  .01             $   .61           $    .62          $     --
   March 31, 2005                          24.18              .37                (.06)               .31                --
   March 31, 2004 *                        25.00               --                (.82)              (.82)               --

STRENGTHENING DOLLAR FUND
  A-CLASS
   SEPTEMBER 30, 2005* @                   25.00              .16                1.97               2.13                --

STRENGTHENING DOLLAR FUND
  C-CLASS
   SEPTEMBER 30, 2005* @                   25.00              .08                1.99               2.07                --

STRENGTHENING DOLLAR FUND
  H-CLASS
   SEPTEMBER 30, 2005* @                   25.00              .15                1.95               2.10                --

WEAKENING DOLLAR FUND A-CLASS
   SEPTEMBER 30, 2005* @                   25.00              .15               (1.99)             (1.84)               --

WEAKENING DOLLAR FUND C-CLASS
   SEPTEMBER 30, 2005* @                   25.00              .10               (2.01)             (1.91)               --

WEAKENING DOLLAR FUND H-CLASS
   SEPTEMBER 30, 2005* @                   25.00              .15               (2.00)             (1.85)               --

U.S. GOVERNMENT MONEY MARKET
  FUND INVESTOR CLASS
   SEPTEMBER 30, 2005 @                     1.00              .01                  --                .01              (.01)
   March 31, 2005                           1.00              .01                  --                .01              (.01)
   March 31, 2004                           1.00               --##                --                 --##             (--)##
   March 31, 2003                           1.00              .01                  --                .01              (.01)
   March 31, 2002                           1.00              .02                  --                .02              (.02)
   March 31, 2001                           1.00              .05                  --                .05              (.05)

U.S. GOVERNMENT MONEY MARKET
  FUND ADVISOR CLASS
   SEPTEMBER 30, 2005 @                     1.00              .01                  --                .01              (.01)
   March 31, 2005                           1.00               --#                 --                 --#              (--)#
   March 31, 2004                           1.00               --##                --                 --##             (--)##
   March 31, 2003                           1.00               --###               --                 --###            (--)###
   March 31, 2002                           1.00              .02                  --                .02              (.02)
   March 31, 2001                           1.00              .05                  --                .05              (.05)

U.S. GOVERNMENT MONEY MARKET
 FUND A-CLASS
   SEPTEMBER 30, 2005 @                     1.00              .01                  --                .01              (.01)
   March 31, 2005                           1.00              .01                  --                .01              (.01)
   March 31, 2004*                          1.00               --                  --                 --                --

                                        DISTRIBUTIONS                         NET INCREASE         NET ASSET
                                          FROM NET                           (DECREASE) IN           VALUE,            TOTAL
                                          REALIZED             TOTAL            NET ASSET            END OF          INVESTMENT
                                        CAPITAL GAINS      DISTRIBUTIONS          VALUE              PERIOD            RETURN
-------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND H-CLASS
   SEPTEMBER 30, 2005 @                   $   --           $     --              $   .62           $  25.11             2.53%
   March 31, 2005                            (--)#              (--)#                .31              24.49             1.30%
   March 31, 2004 *                           --                 --                 (.82)             24.18            (3.28)%

STRENGTHENING DOLLAR FUND
  A-CLASS
   SEPTEMBER 30, 2005* @                      --                 --                 2.13              27.13             8.52%

STRENGTHENING DOLLAR FUND
  C-CLASS
   SEPTEMBER 30, 2005* @                      --                 --                 2.07              27.07             8.28%

STRENGTHENING DOLLAR FUND
  H-CLASS
   SEPTEMBER 30, 2005* @                      --                 --                 2.10              27.10             8.40%

WEAKENING DOLLAR FUND A-CLASS
   SEPTEMBER 30, 2005* @                      --                 --                (1.84)             23.16            (7.36)%

WEAKENING DOLLAR FUND C-CLASS
   SEPTEMBER 30, 2005* @                      --                 --                (1.91)             23.09            (7.64)%

WEAKENING DOLLAR FUND H-CLASS
   SEPTEMBER 30, 2005* @                      --                 --                (1.85)             23.15            (7.40)%

U.S. GOVERNMENT MONEY MARKET
  FUND INVESTOR CLASS
   SEPTEMBER 30, 2005 @                      --                (.01)                  --               1.00             1.17%
   March 31, 2005                            --                (.01)                  --               1.00             0.82%
   March 31, 2004                            --                 (--)##                --               1.00             0.18%
   March 31, 2003                            --                (.01)                  --               1.00             0.71%
   March 31, 2002                            --                (.02)                  --               1.00             2.35%
   March 31, 2001                            --                (.05)                  --               1.00             5.48%

U.S. GOVERNMENT MONEY MARKET
  FUND ADVISOR CLASS
   SEPTEMBER 30, 2005 @                      --                (.01)                  --               1.00             0.92%
   March 31, 2005                            --                  --#                  --               1.00             0.43%
   March 31, 2004                            --                  --##                 --               1.00             0.01%
   March 31, 2003                            --                  --###                --               1.00             0.27%
   March 31, 2002                            --                (.02)                  --               1.00             1.84%
   March 31, 2001                            --                (.05)                  --               1.00             4.99%

U.S. GOVERNMENT MONEY MARKET
 FUND A-CLASS
   SEPTEMBER 30, 2005 @                      --                (.01)                  --               1.00             1.04%
   March 31, 2005                            --                (.01)                  --               1.00             0.59%
   March 31, 2004*                           --                  --                   --               1.00             0.00%

                                                       RATIO TO
                                                   AVERAGE NET ASSETS:
                                        ---------------------------------------
                                                                        NET                        NET ASSETS,
                                                                     INVESTMENT      PORTFOLIO       END OF
                                          GROSS         NET            INCOME        TURNOVER     PERIOD (000'S
                                        EXPENSES     EXPENSES          (LOSS)         RATE***       OMITTED)
---------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND H-CLASS
   SEPTEMBER 30, 2005 @                 1.46%**      1.46%**          0.11%**            692%     $    24,056
   March 31, 2005                       1.47%        1.47%            1.52%            2,018%          11,762
   March 31, 2004 *                     1.41%**      1.41%**         (0.16)%**           296%             793

STRENGTHENING DOLLAR FUND
  A-CLASS
   SEPTEMBER 30, 2005* @                1.71%**      1.71%**          1.77%**             --               67

STRENGTHENING DOLLAR FUND
  C-CLASS
   SEPTEMBER 30, 2005* @                2.43%**      2.43%**          0.90%**             --            1,176

STRENGTHENING DOLLAR FUND
  H-CLASS
   SEPTEMBER 30, 2005* @                1.65%**      1.65%**          1.66%**             --            9,634

WEAKENING DOLLAR FUND A-CLASS
   SEPTEMBER 30, 2005* @                1.72%**      1.72%**          1.89%**             --              418

WEAKENING DOLLAR FUND C-CLASS
   SEPTEMBER 30, 2005* @                 2.44%**     2.44%**          1.13%**             --              587

WEAKENING DOLLAR FUND H-CLASS
   SEPTEMBER 30, 2005* @                1.69%**      1.69%**          1.88%**             --           15,333

U.S. GOVERNMENT MONEY MARKET
  FUND INVESTOR CLASS
   SEPTEMBER 30, 2005 @                 0.86%**      0.86%**          2.35%**             --        1,168,197
   March 31, 2005                       0.87%        0.87%            0.81%               --        1,196,009
   March 31, 2004                       0.90%        0.90%            0.18%               --        1,057,062
   March 31, 2003                       0.92%        0.92%            0.71%               --        1,218,676
   March 31, 2002                       0.85%        0.85%            2.23%               --          979,433
   March 31, 2001                       0.85%        0.85%            5.38%               --          948,275

U.S. GOVERNMENT MONEY MARKET
  FUND ADVISOR CLASS
   SEPTEMBER 30, 2005 @                 1.37%**      1.37%**          1.86%**             --          181,858
   March 31, 2005                       1.38%        1.25%            0.39%               --          245,890
   March 31, 2004                       1.38%        1.08%            0.01%               --          249,599
   March 31, 2003                       1.41%        1.37%            0.32%               --          187,513
   March 31, 2002                       1.32%        1.32%            1.87%               --          371,356
   March 31, 2001                       1.34%        1.34%            4.87%               --          451,796

U.S. GOVERNMENT MONEY MARKET
 FUND A-CLASS
   SEPTEMBER 30, 2005 @                 1.12%**      1.12%**          2.15%**             --           10,174
   March 31, 2005                       1.10%        1.10%            0.93%               --            7,335
   March 31, 2004*                      0.00%**~     0.00%**~         0.00%**             --                1

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LARGE-CAP GROWTH FUND H-CLASS; MARCH 31, 2004 -- U.S. GOVERNMENT MONEY MARKET FUND A-CLASS; MAY 25, 2005 -- WEAKENING DOLLAR FUND A-CLASS, WEAKENING DOLLAR FUND C-CLASS AND WEAKENING DOLLAR FUND H-CLASS, STRENGTHENING DOLLAR FUND A-CLASS, STRENGTHENING DOLLAR FUND C-CLASS AND STRENGTHENING DOLLAR FUND H-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE PERIOD.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  ~ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED

  # LESS THAN $.01 PER SHARE: LARGE-CAP GROWTH FUND H-CLASS ACTUAL AMOUNT = $.0042; U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS ACTUAL AMOUNT = $.00433.

 ## LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS ACTUAL AMOUNT= $.0019; U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS ACTUAL AMOUNT = $.00005.

### LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS ACTUAL AMOUNT = $.003.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 107

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                            NET REALIZED
                                        NET ASSET                               AND            NET INCREASE       DISTRIBUTIONS
                                         VALUE,               NET            UNREALIZED        IN NET ASSET         FROM NET
                                        BEGINNING         INVESTMENT           GAINS          VALUE RESULTING      INVESTMENT
                                        OF PERIOD           INCOME+        ON SECURITIES      FROM OPERATIONS        INCOME
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
 C-CLASS
   SEPTEMBER 30, 2005@                   $ 1.00            $ .01               $   --             $ .01            $  (.01)
   March 31, 2005                          1.00               --#                  --                --#               (--)#
   March 31, 2004                          1.00               --##                 --                --##              (--)##
   March 31, 2003                          1.00               --###                --                --###             (--)###
   March 31, 2002                          1.00              .01                   --               .01               (.01)
   March 31, 2001*                         1.00              .02                   --               .02               (.02)

                                        DISTRIBUTIONS                       NET INCREASE         NET ASSET
                                          FROM NET                          (DECREASE) IN         VALUE,              TOTAL
                                          REALIZED           TOTAL            NET ASSET           END OF           INVESTMENT
                                        CAPITAL GAINS    DISTRIBUTIONS          VALUE             PERIOD             RETURN
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
 C-CLASS
   SEPTEMBER 30, 2005@                     $  --         $  (.01)             $    --            $ 1.00              0.67%
   March 31, 2005                             --             (--)#                 --              1.00              0.19%
   March 31, 2004                             --             (--)##                --              1.00              0.01%
   March 31, 2003                             --             (--)###               --              1.00              0.08%
   March 31, 2002                             --            (.01)                  --              1.00              1.35%
   March 31, 2001*                            --            (.02)                  --              1.00              1.97%

                                                      RATIO TO
                                                 AVERAGE NET ASSETS:
                                        ------------------------------------
                                                                                                NET ASSETS,
                                                                      NET         PORTFOLIO       END OF
                                          GROSS         NET       INVESTMENT      TURNOVER     PERIOD (000'S
                                        EXPENSES     EXPENSES       INCOME         RATE***       OMITTED)
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
 C-CLASS
   SEPTEMBER 30, 2005@                   1.87%**      1.87%**       1.35%**          --         $   160,178
   March 31, 2005                        1.87%        1.51%         0.19%            --             155,668
   March 31, 2004                        1.90%        1.08%         0.01%            --             131,704
   March 31, 2003                        1.91%        1.50%         0.06%            --             201,745
   March 31, 2002                        1.80%        1.80%         1.13%            --              47,920
   March 31, 2001*                       1.79%**      1.78%**       4.31%**          --              37,514

  * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 19, 2000 -- U.S. GOVERNMENT MONEY MARKET FUND C-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  @   UNAUDITED

  # LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.00185.

 ## LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.00006.

### LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.0006.


108 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

MASTER - FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Ursa Fund, Arktos Fund and Juno Fund are operating under a master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Master Portfolios, which are the part of the master-feeder arrangement in which Feeder Funds invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 109

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              September 30, 2005
--------------------------------------------------------------------------------

                                                                        NOVA              URSA            ARKTOS              JUNO
                                                                      MASTER            MASTER            MASTER            MASTER
                                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6, and 9)                  $   348,341,531   $   474,863,227   $   213,127,057   $ 3,425,431,651
Segregated Cash with Broker                                        9,109,800        10,442,250         3,075,000         9,441,963
Receivable for Short Sale                                                 --                --                --        13,933,688
Receivable for Equity Index Swap Settlement (Note 1)                      --           714,066           562,371                --
Receivable for Futures Contracts Settlement (Note 1)                 318,366                --                --         2,856,219
Receivable for Shares Purchased                                           --                --                --           485,505
Investment Income Receivable (Note 1)                                289,935            56,913            57,652           468,079
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                  358,059,632       486,076,456       216,822,080     3,452,617,105
==================================================================================================================================

LIABILITIES
Short Sale at Market Value                                                --                --                --     1,394,599,317
Payable for Futures Contracts Settlement (Note 1)                         --           364,650           222,119                --
Payable upon Return of Securities Loaned (Note 9)                 58,369,738                --                --                --
Payable for Securities Purchased (Note 1)                            341,275                --                --                --
Liability for Shares Redeemed                                        858,892           454,218         8,433,403                --
Investment Advisory Fees Payable (Note 4)                            184,180           372,236           161,804         1,590,408
Custody Fees Payable                                                   5,894             9,926             4,315            42,733
Interest Payable                                                          --                --                --         8,816,693
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                              59,759,979         1,201,030         8,821,641     1,405,049,151
==================================================================================================================================
NET ASSETS                                                   $   298,299,653   $   484,875,426   $   208,000,439   $ 2,047,567,954
==================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   464,730,988   $ 1,035,296,748   $   364,040,550   $ 2,353,875,670
Undistributed Net Investment Income                                5,967,652         5,119,207         2,443,645         7,242,606
Accumulated Net Realized Loss on Investments,
   Options, Equity Index Swaps, and Futures Contracts           (207,594,858)     (559,425,007)     (159,154,491)     (351,526,203)
Net Unrealized Appreciation (Depreciation) on Investments,
   Options, Equity Index Swaps, and Futures Contracts             35,195,871         3,884,478           670,735        37,975,881
==================================================================================================================================
NET ASSETS                                                   $   298,299,653   $   484,875,426   $   208,000,439   $ 2,047,567,954
==================================================================================================================================
SHARES OUTSTANDING                                                 6,082,412         8,797,674         3,801,777        63,013,967
NET ASSET VALUES                                             $         49.04   $         55.11   $         54.71   $         32.49

* THE COST OF SECURITIES AT VALUE IS $312,885,305, $474,863,227, $213,127,057, AND $3,425,596,792, RESPECTIVELY.

                                              See Notes to Financial Statements.


110 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (UNAUDITED)             Period Ended September 30, 2005
--------------------------------------------------------------------------------

                                                                       NOVA            URSA          ARKTOS            JUNO
                                                                     MASTER          MASTER          MASTER          MASTER
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $     668,856   $   7,242,728   $   3,462,637   $  57,955,302
Interest from Securities Lending, net (Note 9)                       21,612              --              --              --
Dividends (Note 1)                                                2,088,018              --              --              --
Other Income                                                         52,227              --              --              22
---------------------------------------------------------------------------------------------------------------------------
   Total Income                                                   2,830,713       7,242,728       3,462,637      57,955,324
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                 1,114,595       2,070,774         993,719      10,411,877
Interest Expense                                                         --              --              --      40,033,353
Custody Fees                                                         34,012          52,747          25,273         267,488
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 1,148,607       2,123,521       1,018,992      50,712,718
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                             1,682,106       5,119,207       2,443,645       7,242,606
===========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             8,767,986              --              --        (273,121)
Equity Index Swaps                                                       --      (8,463,865)    (11,337,303)             --
Futures Contracts                                                 2,718,059      (6,360,384)     (3,639,266)    (33,394,165)
Securities Sold Short                                                    --              --              --     (92,290,860)
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                11,486,045     (14,824,249)    (14,976,569)   (125,958,146)
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             2,539,588              --              --        (130,203)
Equity Index Swaps                                                       --      (1,066,187)     (2,001,150)             --
Futures Contracts                                                 3,037,190      (3,551,045)       (735,695)      9,289,103
Securities Sold Short                                                    --              --              --       9,900,796
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              5,576,778      (4,617,232)     (2,736,845)     19,059,696
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   17,062,823     (19,441,481)    (17,713,414)   (106,898,450)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $  18,744,929   $ (14,322,274)  $ (15,269,769)  $ (99,655,844)
===========================================================================================================================

See Notes to Financial Statements.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 111

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        NOVA MASTER                     URSA MASTER
                                                         PORTFOLIO                       PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                                      PERIOD            YEAR          PERIOD            YEAR
                                                       ENDED           ENDED           ENDED           ENDED
                                               SEPTEMBER 30,       MARCH 31,   SEPTEMBER 30,       MARCH 31,
                                                       2005+            2005           2005+            2005
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $   1,682,106   $   4,285,546   $   5,119,207   $   3,328,476
Net Realized Gain (Loss) on Investments           11,486,045      22,126,081     (14,824,249)    (58,061,705)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                   5,576,778      (6,718,371)     (4,617,232)     14,021,626
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                18,744,929      19,693,256     (14,322,274)    (40,711,603)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                     --            (852)             --              --
============================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                   256,558,158     920,744,587     291,893,544     912,482,213
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                  --             852              --              --
COST OF SHARES REDEEMED                         (272,672,157)   (911,016,929)   (210,962,355)   (897,785,236)
============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                       (16,113,999)      9,728,510      80,931,189      14,696,977
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets              2,630,930      29,420,914      66,608,915     (26,014,626)
NET ASSETS--BEGINNING OF PERIOD                  295,668,723     266,247,809     418,266,511     444,281,137
------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $ 298,299,653   $ 295,668,723   $ 484,875,426   $ 418,266,511
============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME            $   5,967,652   $   4,285,546   $   5,119,207   $          --
============================================================================================================
TRANSACTIONS IN SHARES
   Shares Purchased                                5,434,005      21,299,256       5,182,987      15,339,086
   Shares Purchased Through Reinvestment                  --              19              --              --
------------------------------------------------------------------------------------------------------------
   Total Purchased                                 5,434,005      21,299,275       5,182,987      15,339,086
   Shares Redeemed                                (5,799,366)    (21,129,327)     (3,778,880)    (15,419,385)
------------------------------------------------------------------------------------------------------------
   Net Shares Purchased (Redeemed)                  (365,361)        169,948       1,404,107         (80,299)
============================================================================================================

+     UNAUDITED

                                              See Notes to Financial Statements.


112 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                         ARKTOS MASTER                        JUNO MASTER
                                                           PORTFOLIO                           PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                        PERIOD              YEAR            PERIOD              YEAR
                                                         ENDED             ENDED             ENDED             ENDED
                                                 SEPTEMBER 30,         MARCH 31,     SEPTEMBER 30,         MARCH 31,
                                                         2005+              2005             2005+              2005
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $     2,443,645   $     1,505,576   $     7,242,606   $   (51,436,221)
Net Realized Gain (Loss) on Investments            (14,976,569)      (34,029,651)     (125,958,146)     (163,140,429)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                    (2,736,845)        8,522,922        19,059,696        16,042,432
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                 (15,269,769)      (24,001,153)      (99,655,844)     (198,534,218)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                       --                --                --                --
====================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     182,418,358       587,882,270       214,715,336     2,584,286,537
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                    --                --                --                --
COST OF SHARES REDEEMED                           (195,896,384)     (589,489,042)     (843,083,823)   (1,056,001,980)
====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                         (13,478,026)       (1,606,772)     (628,368,487)    1,528,284,557
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets              (28,747,795)      (25,607,925)     (728,024,331)    1,329,750,339
NET ASSETS--BEGINNING OF PERIOD                    236,748,234       262,356,159     2,775,592,285     1,445,841,946
--------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $   208,000,439   $   236,748,234   $ 2,047,567,954   $ 2,775,592,285
====================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME            $     2,443,645   $            --   $     7,242,606   $            --
====================================================================================================================
TRANSACTIONS IN SHARES
   Shares Purchased                                  3,175,996         9,816,871         6,670,749        71,015,584
   Shares Purchased Through Reinvestment                    --                --                --                --
--------------------------------------------------------------------------------------------------------------------
   Total Purchased                                   3,175,996         9,816,871         6,670,749        71,015,584
   Shares Redeemed                                  (3,447,152)      (10,077,144)      (26,290,392)      (29,804,719)
--------------------------------------------------------------------------------------------------------------------
   Net Shares Purchased (Redeemed)                    (271,156)         (260,273)      (19,619,643)       41,210,865
====================================================================================================================


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 113

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                         NET REALIZED      NET INCREASE
                               NET ASSET      NET             AND           (DECREASE)     DISTRIBUTIONS
                                VALUE,     INVESTMENT     UNREALIZED       IN NET ASSET       FROM NET
                               BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT
                               OF PERIOD     (LOSS)      ON SECURITIES   FROM OPERATIONS       INCOME
---------------------------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
   SEPTEMBER 30, 2005@         $   45.86   $     (.39)  $         3.57   $          3.18   $       --
   March 31, 2005                  42.41          .66             2.79              3.45          (--)#
   March 31, 2004                  27.42          .32            14.99             15.31         (.32)
   March 31, 2003                  45.36          .31           (17.94)           (17.63)        (.31)
   March 31, 2002*                 50.00          .34            (4.62)            (4.28)        (.36)

URSA MASTER PORTFOLIO
   SEPTEMBER 30, 2005@             56.57          .58            (2.04)            (1.46)          --
   March 31, 2005                  59.44          .45            (3.32)            (2.87)          --
   March 31, 2004                  81.01          .06           (21.59)           (21.53)        (.04)
   March 31, 2003                  64.57          .46            16.44             16.90         (.46)
   March 31, 2002                  65.19         1.22             (.35)              .87        (1.49)
   March 31, 2001*                 49.71         2.80            15.50             18.30        (2.82)

ARKTOS MASTER PORTFOLIO
   SEPTEMBER 30, 2005@             58.13          .64            (4.06)            (3.42)          --
   March 31, 2005                  60.55          .37            (2.79)            (2.42)          --
   March 31, 2004                  88.73        (1.93)          (26.25)           (28.18)          --
   March 31, 2003                  85.18         6.71            16.02             22.73       (19.18)
   March 31, 2002                  96.47         1.37            (8.93)            (7.56)       (3.73)
   March 31, 2001*                 53.67         3.70            42.92             46.62        (3.82)

JUNO MASTER PORTFOLIO
   SEPTEMBER 30, 2005@             33.59          .11            (1.21)            (1.10)          --
   March 31, 2005                  34.90         (.62)            (.69)            (1.31)          --
   March 31, 2004                  37.35         (.61)           (1.84)            (2.45)          --
   March 31, 2003                  46.25         (.41)           (8.49)            (8.90)          --
   March 31, 2002                  45.39          .69             1.14              1.83         (.97)
   March 31, 2001*                 49.91         2.72            (4.45)            (1.73)       (2.79)

                             DISTRIBUTIONS                    NET INCREASE    NET ASSET
                                FROM NET                      (DECREASE) IN     VALUE,       TOTAL
                                REALIZED         TOTAL          NET ASSET       END OF    INVESTMENT
                             CAPITAL GAINS   DISTRIBUTIONS        VALUE         PERIOD      RETURN
----------------------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
   SEPTEMBER 30, 2005@          $  --          $      --      $        3.18   $   49.04       6.93%
   March 31, 2005                  --                (--)#             3.45       45.86       8.14%
   March 31, 2004                  --               (.32)             14.99       42.41      55.84%
   March 31, 2003                  --               (.31)            (17.94)      27.42     (38.94)%
   March 31, 2002*                 --               (.36)             (4.64)      45.36      (8.54)%

URSA MASTER PORTFOLIO
   SEPTEMBER 30, 2005@             --                 --              (1.46)      55.11      (2.58)%
   March 31, 2005                  --                 --              (2.87)      56.57      (4.83)%
   March 31, 2004                  --               (.04)            (21.57)      59.44     (26.58)%
   March 31, 2003                  --               (.46)             16.44       81.01      26.21%
   March 31, 2002                  --              (1.49)              (.62)      64.57       1.37%
   March 31, 2001*                 --              (2.82)             15.48       65.19      38.06%

ARKTOS MASTER PORTFOLIO
   SEPTEMBER 30, 2005@             --                 --              (3.42)      54.71      (5.88)%
   March 31, 2005                  --                 --              (2.42)      58.13      (4.00)%
   March 31, 2004                  --                 --             (28.18)      60.55     (31.76)%
   March 31, 2003                  --             (19.18)              3.55       88.73      20.95%
   March 31, 2002                  --              (3.73)            (11.29)      85.18      (8.03)%
   March 31, 2001*                 --              (3.82)             42.80       96.47      91.61%

JUNO MASTER PORTFOLIO
   SEPTEMBER 30, 2005@             --                 --              (1.10)      32.49      (3.27)%
   March 31, 2005                  --                 --              (1.31)      33.59      (3.75)%
   March 31, 2004                  --                 --              (2.45)      34.90      (6.56)%
   March 31, 2003                  --                 --              (8.90)      37.35     (19.24)%
   March 31, 2002                  --               (.97)               .86       46.25       4.12%
   March 31, 2001*                 --              (2.79)             (4.52)      45.39      (3.67)%

                                                  RATIOS TO
                                             AVERAGE NET ASSETS:
                               -----------------------------------------------
                                                                        NET                  NET ASSETS,
                                                                    INVESTMENT   PORTFOLIO      END OF
                                 GROSS         NET      OPERATING     INCOME     TURNOVER    PERIOD (000'S
                               EXPENSES     EXPENSES    EXPENSES+     (LOSS)      RATE***      OMITTED)
----------------------------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
   SEPTEMBER 30, 2005@           0.78%**      0.78%**    0.78%**      1.14%**      114%      $ 298,300
   March 31, 2005                0.77%        0.77%      0.77%        1.26%        388%        295,669
   March 31, 2004                0.78%        0.78%      0.78%        0.81%        540%        266,248
   March 31, 2003                0.79%        0.79%      0.79%        0.91%        603%        170,793
   March 31, 2002*               0.86%**      0.86%**    0.86%**      0.69%**      401%        291,992

URSA MASTER PORTFOLIO
   SEPTEMBER 30, 2005@           0.93%**      0.93%**    0.93%**      2.25%**       --         484,875
   March 31, 2005                0.92%        0.92%      0.92%        0.71%         --         418,267
   March 31, 2004                0.93%        0.93%      0.93%        0.09%         --         444,281
   March 31, 2003                0.94%        0.94%      0.94%        0.52%         --         529,062
   March 31, 2002                0.94%        0.94%      0.94%        1.90%         --         228,485
   March 31, 2001*               0.95%**      0.95%**    0.95%**      5.11%**       --         225,040

ARKTOS MASTER PORTFOLIO
   SEPTEMBER 30, 2005@           0.93%**      0.93%**    0.93%**      2.24%**       --         208,000
   March 31, 2005                0.92%        0.92%      0.92%        0.66%         --         236,748
   March 31, 2004                0.93%        0.93%      0.93%        0.10%         --         262,356
   March 31, 2003                0.94%        0.94%      0.94%        0.51%         --         149,147
   March 31, 2002                0.94%        0.94%      0.94%        1.63%         --         115,929
   March 31, 2001*               0.96%**      0.95%**    0.95%**      6.58%**    1,788%         78,919

JUNO MASTER PORTFOLIO
   SEPTEMBER 30, 2005@           4.43%**      4.43%**    0.93%**      0.63%**       51%      2,047,568
   March 31, 2005                4.71%        4.71%      0.92%       (1.93)%       101%      2,775,592
   March 31, 2004                5.12%^       5.12%^     0.93%       (3.39)%       187%      1,445,842
   March 31, 2003                5.18%^@      5.18%^@    0.94%       (2.72)%        --         189,968
   March 31, 2002                0.93%        0.93%      0.93%        1.61%         --          33,105
   March 31, 2001*               0.94%**      0.94%**    0.94%**      5.04%**       --          12,417

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 2000-- URSA MASTER PORTFOLIO, ARKTOS MASTER PORTFOLIO, AND JUNO MASTER PORTFOLIO; AUGUST 1, 2001-- NOVA MASTER PORTFOLIO.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA MASTER PORTFOLIO AND THE ARKTOS MASTER PORTFOLIO TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

  +   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

  @   UNAUDITED

  #   LESS THAN $.01 PER SHARE: NOVA MASTER PORTFOLIO= $.00009

  ^ THE JUNO MASTER PORTFOLIO HAS RESTATED ITS RATIOS OF GROSS AND NET EXPENSES TO AVERAGE NET ASSETS IN THE FINANCIAL HIGHLIGHTS IN ORDER TO REFLECT THE RECLASSIFICATION OF INTEREST EXPENSE FROM SECURITIES SOLD SHORT. THIS RESTATEMENT HAD NO EFFECT ON THE JUNO MASTER PORTFOLIO'S NET ASSETS VALUE, PER SHARE VALUE, NET INVESTMENT INCOME RATIOS, AND TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.


                                 114 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                     SALES CHARGE           SALES CHARGE
                                        AS % OF              AS % OF NET
AMOUNT OF INVESTMENT                OFFERING PRICE         AMOUNT INVESTED
--------------------------------------------------------------------------
Less than $100,000                      4.75%                    4.99%
$100,000 but less than $250,000         3.75%                    3.90%
$250,000 but less than $500,000         2.75%                    2.83%
$500,000 but less than $1,000,000       1.60%                    1.63%
$1,000,000 or greater                   0.00%                    0.00%

At September 30, 2005, the Trust consisted of forty-eight separate series: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, and two Strategic Funds. This report covers the twenty-four Benchmark Funds and the Money Market Fund (the "Funds"), while the Sector Funds, the Strategic Funds, and the Absolute Return Strategies Fund and the Hedged Equity Fund are contained in separate reports.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index, commodity index, and U.S. Dollar index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available, are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by Rydex Global Advisors (the "Advisor") using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and
(b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets. The


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 115

--------------------------------------------------------------------------------

shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily Net Asset Value.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Bond Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Benchmark Funds and distributions of net realized capital gains in all funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is not a fee charged to the shareholder by the Advisor or other service providers, rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund in pursuit of its investment objective. Currently, the Juno Master Portfolio is the only fund practicing the use of short sales.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from


116 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

J. The Funds may also purchase American Depository Receipts ("ADR"), U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions.

K. The Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, a Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

L. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

M. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each Fund included in the Trust.

N. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.    FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 117

--------------------------------------------------------------------------------

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3.    MASTER-FEEDER ARRANGEMENT

Currently, the Nova Fund, the Ursa Fund, the Juno Fund, and the Arktos Fund are operating under a "master-feeder arrangement." Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-ended investment company that has the same investment objectives as the Fund, e.g., the Nova Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read in conjunction with the Funds' financial statements. The percentage of Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio owned by the Nova Fund, the Ursa Fund, the Arktos Fund, and the Juno Fund, respectively, at September 30, 2005, was 100 percent. The Funds record their investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1, Significant Accounting Policies.

4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the OTC Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, and the Nova Master Portfolio; and 0.90% of the average daily net assets of the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Strengthening Dollar Fund, the Weakening Dollar Fund, the Ursa Master Portfolio, the Arktos Master Portfolio, and the Juno Master Portfolio. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, and the Large-Cap Growth Fund, the Strengthening Dollar Fund, and the Weakening Dollar Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.


118 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

5.    FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At September 30, 2005, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                           TAX               TAX              NET
                                          TAX       UNREALIZED        UNREALIZED       UNREALIZED
FUND                                     COST             GAIN              LOSS      GAIN (LOSS)
-------------------------------------------------------------------------------------------------
Nova Fund                      $  286,474,757   $   11,824,896   $            --   $  11,824,896
Ursa Fund                         509,791,113               --       (24,915,687)    (24,915,687)
OTC Fund                          880,150,148      257,473,960        (7,451,110)    250,022,850
Arktos Fund                       218,723,890          275,936       (10,999,387)    (10,723,451)
Medius Fund                        72,890,201        3,685,604        (1,240,460)      2,445,144
Inverse Mid-Cap Fund                8,628,286               --           (70,056)        (70,056)
Mekros Fund                       148,915,222        9,902,574        (3,157,625)      6,744,949
Inverse Small-Cap Fund             51,160,641               --          (580,517)       (580,517)
U.S. Government Bond Fund          77,984,912               --        (1,152,508)     (1,152,508)
Juno Fund                       2,303,556,355               --      (255,988,401)   (255,988,401)
Large-Cap Europe Fund              90,449,184        2,744,591          (196,634)      2,547,957
Large-Cap Japan Fund              123,610,520        7,455,259                --       7,455,259
Small-Cap Value Fund               50,896,843               --        (4,276,166)     (4,276,166)
Mid-Cap Value Fund                147,948,776        4,786,348          (923,780)      3,862,568


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 119

--------------------------------------------------------------------------------

                                                           TAX               TAX             NET
                                          TAX       UNREALIZED        UNREALIZED       UNREALIZED
FUND                                     COST             GAIN              LOSS       GAIN (LOSS)
--------------------------------------------------------------------------------------------------
Large-Cap Value Fund           $   64,379,847   $           --   $      (605,490)  $     (605,490)
Small-Cap Growth Fund             124,080,886        2,825,679        (1,392,552)       1,433,127
Mid-Cap Growth Fund                50,876,974          828,013          (587,007)         241,006
Large-Cap Growth Fund              33,034,359               --        (2,838,954)      (2,838,954)
Strengthening Dollar Fund           7,317,727          133,364                --          133,364
Weakening Dollar Fund              12,269,623               --          (879,487)        (879,487)
U.S.Government Money Market
    Fund                        1,602,074,222               --                --               --
Nova Master Portfolio             324,135,363       28,020,911        (4,075,098)      23,945,813
Ursa Master Portfolio             474,863,227        3,884,478                --        3,884,478
Arktos Master Portfolio           213,127,057          670,735                --          670,735
Juno Master Portfolio           3,566,776,177       38,141,022      (141,344,526)    (103,203,504)

6.    REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, along with uninvested cash balances of the Core Equity Fund, the Sector Rotation Fund, the Absolute Return Strategies Fund, the Hedged Equity Fund, and the Commodities Fund (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreement at maturity.

The repurchase agreements executed by the joint account and outstanding as of September 30, 2005, were as follows:

COUNTERPARTY              TERMS OF AGREEMENT      FACE VALUE      MARKET VALUE    MATURITY VALUE
------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.   3.25% due 10/03/05   $ 525,000,000   $   525,000,000   $   525,142,188
Citigroup, Inc.           3.24% due 10/03/05     375,000,000       375,000,000       375,101,250
Lehman Brothers, Inc.     3.25% due 10/03/05     295,619,135       295,619,135       295,699,198
Morgan Stanley            3.24% due 10/03/05     250,000,000       250,000,000       250,067,500
------------------------------------------------------------------------------------------------
                                                               $ 1,445,619,135   $ 1,446,010,136
------------------------------------------------------------------------------------------------

As of September 30, 2005, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                               RANGE OF RATES           PAR VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------
U.S. Treasury Bonds                         6.125% - 8.000%    $   203,611,000   $   257,500,263
U.S. Treasury Notes                         3.000% - 3.875%      1,033,367,912     1,027,768,192
U.S. Currency                                  0.000%              188,000,000       188,000,000
------------------------------------------------------------------------------------------------
                                                                                 $ 1,473,268,455
------------------------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.


120 |  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

7.    SECURITIES TRANSACTIONS

During the period ended September 30, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                 INVERSE                        INVERSE          U.S.      LARGE-CAP
                      OTC          MEDIUS        MID-CAP          MEKROS      SMALL-CAP    GOVERNMENT         EUROPE
                     FUND            FUND           FUND            FUND           FUND     BOND FUND           FUND
--------------------------------------------------------------------------------------------------------------------
Purchases  $  529,347,556  $  136,674,305  $          --  $  305,048,761   $         --  $540,255,320   $116,043,619
Sales      $  548,560,927  $  166,013,310  $          --  $  288,358,207   $         --  $563,124,600   $ 41,947,883

                LARGE-CAP       SMALL-CAP        MID-CAP       LARGE-CAP      SMALL-CAP       MID-CAP      LARGE-CAP
                    JAPAN           VALUE          VALUE           VALUE         GROWTH        GROWTH         GROWTH
                     FUND            FUND           FUND            FUND           FUND          FUND           FUND
--------------------------------------------------------------------------------------------------------------------
Purchases  $           --  $  270,253,085  $ 344,402,948  $  287,370,169   $306,081,101  $194,116,531   $256,370,911
Sales      $           --  $  318,821,955  $ 356,827,220  $  264,385,417   $228,905,509  $181,795,052   $260,469,054

                                                    U.S.
            STRENGTHENING       WEAKENING     GOVERNMENT
                   DOLLAR          DOLLAR          MONEY
                     FUND            FUND    MARKET FUND
--------------------------------------------------------
Purchases  $           --  $           --  $          --
Sales      $           --  $           --  $          --

              NOVA MASTER     URSA MASTER  ARKTOS MASTER     JUNO MASTER
                PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------
Purchases  $  287,456,152  $           --  $          --  $  864,740,551
Sales      $  300,920,813  $           --  $          --  $1,710,310,966


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 121

--------------------------------------------------------------------------------

8.    SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                SHARES PURCHASED            PURCHASED THROUGH DIVIDEND REINVESTMENT
---------------------------------------------------------------------------------------------------
                          PERIOD ENDED         YEAR ENDED            PERIOD ENDED   YEAR ENDED
                         SEPTEMBER 30,          MARCH 31,           SEPTEMBER 30,    MARCH 31,
                                 2005+               2005                   2005+         2005
---------------------------------------------------------------------------------------------------
NOVA FUND
   Investor Class           15,366,634         57,482,445                --                 --
   Advisor Class             5,380,602         15,439,006                --                 --
   A-Class                     655,290            997,223                --                 --
   C-Class                   1,671,317          7,074,750                --                 --
URSA FUND
   Investor Class           56,372,831        168,290,971                --                 --
   Advisor Class            13,398,521         28,731,154                --                 --
   A-Class                   1,492,688          1,774,311                --                 --
   C-Class                   5,165,157         17,864,496                --                 --
OTC FUND
   Investor Class           46,719,255        140,651,741                --                 --
   Advisor Class            13,012,366         21,246,975                --                 --
   A-Class                     121,536            403,601                --                 --
   C-Class                   2,770,747         12,971,805                --                 --
ARKTOS FUND
   Investor Class           14,305,105         38,823,800                --                 --
   Advisor Class             1,192,567          4,507,444                --                 --
   A-Class                     194,550            709,777                --                 --
   C-Class                   1,602,286          5,928,300                --                 --
MEDIUS FUND
   A-Class                      47,703             60,112                --                 --
   C-Class                   1,528,704          5,615,876                --                 --
   H-Class                  11,450,968         34,349,386                --                 --
INVERSE MID-CAP FUND
   A-Class                      12,148              9,062                --                 --
   C-Class                     197,597            618,408                --                 --
   H-Class                   2,209,716          6,074,879                --                 --
MEKROS FUND
   A-Class                     209,477            331,933                --                461
   C-Class                   3,148,896         12,055,055                --              8,959
   H-Class                  45,701,008        110,648,003                --             35,282
INVERSE SMALL-CAP FUND
   A-Class                      84,018             51,552                --                 --
   C-Class                     705,211          2,900,097                --                 --
   H-Class                   8,100,203         18,267,219                --                 --

                               SHARES REDEEMED            NET SHARES PURCHASED (REDEEMED)
-----------------------------------------------------------------------------------------
                          PERIOD ENDED     YEAR ENDED        PERIOD ENDED    YEAR ENDED
                         SEPTEMBER 30,      MARCH 31,       SEPTEMBER 30,     MARCH 31,
                                 2005+           2005               2005+          2005
-----------------------------------------------------------------------------------------
NOVA FUND
   Investor Class          (16,409,463)   (58,494,317)         (1,042,829)   (1,011,872)
   Advisor Class            (5,168,282)   (15,321,064)            212,320       117,942
   A-Class                    (379,047)      (263,045)            276,243       734,178
   C-Class                  (1,707,409)    (6,487,904)            (36,092)      586,846
URSA FUND
   Investor Class          (48,249,548)  (169,302,511)          8,123,283    (1,011,540)
   Advisor Class           (13,614,662)   (28,912,809)           (216,141)     (181,655)
   A-Class                    (520,758)      (899,806)            971,930       874,505
   C-Class                  (4,683,895)   (17,743,222)            481,262       121,274
OTC FUND
   Investor Class          (45,788,462)  (148,285,352)            930,793    (7,633,611)
   Advisor Class           (12,601,021)   (25,259,286)            411,345    (4,012,311)
   A-Class                     (99,338)      (214,931)             22,198       188,670
   C-Class                  (2,741,714)   (12,904,659)             29,033        67,146
ARKTOS FUND
   Investor Class          (14,670,866)   (38,920,504)           (365,761)      (96,704)
   Advisor Class            (1,369,724)    (4,508,845)           (177,157)       (1,401)
   A-Class                    (325,954)      (476,220)           (131,404)      233,557
   C-Class                  (1,544,582)    (6,644,566)             57,704      (716,266)
MEDIUS FUND
   A-Class                     (29,815)       (27,302)             17,888        32,810
   C-Class                  (1,603,492)    (5,558,920)            (74,788)       56,956
   H-Class                 (12,001,611)   (34,898,715)           (550,643)     (549,329)
INVERSE MID-CAP FUND
   A-Class                      (1,546)        (7,704)             10,602         1,358
   C-Class                    (211,457)      (598,039)            (13,860)       20,369
   H-Class                  (2,715,505)    (5,446,167)           (505,789)      628,712
MEKROS FUND
   A-Class                    (168,191)      (211,255)             41,286       121,139
   C-Class                  (2,840,135)   (13,261,033)            308,761    (1,197,019)
   H-Class                 (44,567,674)  (114,857,270)          1,133,334    (4,173,985)
INVERSE SMALL-CAP FUND
   A-Class                     (76,353)       (42,815)              7,665         8,737
   C-Class                    (667,197)    (2,823,759)             38,014        76,338
   H-Class                  (8,106,126)   (17,354,618)             (5,923)      912,601

+     UNAUDITED


122 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                   SHARES PURCHASED              PURCHASED THROUGH DIVIDEND REINVESTMENT
--------------------------------------------------------------------------------------------------------
                             PERIOD ENDED       PERIOD ENDED            PERIOD ENDED   PERIOD ENDED
                            SEPTEMBER 30,          MARCH 31,           SEPTEMBER 30,      MARCH 31,
                                    2005+               2005                   2005+           2005
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND
   Investor Class              24,188,420         62,414,845                  41,560        121,807
   Advisor Class               44,776,117         47,245,621                 115,490        183,519
   A-Class                        283,255            483,989                   1,023          1,075
   C-Class                      5,756,738         18,129,933                  11,703         23,019
JUNO FUND
   Investor Class              34,761,212        164,148,402                      --             --
   Advisor Class               10,225,953         26,247,651                      --             --
   A-Class                      1,541,822         12,533,793                      --             --
   C-Class                      5,514,130         51,258,840                      --             --
LARGE-CAP EUROPE FUND
   A-Class                        130,414             49,853                      --            271
   C-Class                      1,904,962          4,295,340                      --          7,616
   H-Class                     10,824,737         23,821,380                      --        171,099
LARGE-CAP JAPAN FUND
   A-Class                         68,037             14,460                      --            370
   C-Class                        261,089            837,470                      --          7,145
   H-Class                      8,524,221         17,570,283                      --         68,002
SMALL-CAP VALUE FUND
   A-Class                        412,295            127,767*                     --             11*
   C-Class                      2,652,993          1,959,880                      --          1,040
   H-Class                      9,268,629         30,483,096                      --         25,822
MID-CAP VALUE FUND
   A-Class                         99,887             84,808*                     --              8*
   C-Class                      2,648,812          2,866,918                      --            159
   H-Class                     12,639,809         24,551,108                      --         12,968
LARGE-CAP VALUE FUND
   A-Class                        146,183             23,110*                     --              2*
   C-Class                      4,938,193          2,417,522                      --            288
   H-Class                      7,419,931         22,324,716                      --          4,393

                                   SHARES REDEEMED           NET SHARES PURCHASED (REDEEMED)
--------------------------------------------------------------------------------------------
                            PERIOD ENDED    PERIOD ENDED       PERIOD ENDED   PERIOD ENDED
                           SEPTEMBER 30,       MARCH 31,      SEPTEMBER 30,      MARCH 31,
                                   2005+            2005              2005+           2005
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND
   Investor Class            (24,455,284)    (62,466,069)          (225,304)        70,583
   Advisor Class             (45,847,912)    (46,842,070)          (956,305)       587,070
   A-Class                      (338,896)       (331,301)           (54,618)       153,763
   C-Class                    (6,146,756)    (17,505,300)          (378,315)       647,652
JUNO FUND
   Investor Class            (53,840,961)   (131,892,342)       (19,079,749)    32,256,060
   Advisor Class             (15,587,211)    (16,525,201)        (5,361,258)     9,722,450
   A-Class                    (2,172,965)     (3,385,175)          (631,143)     9,148,618
   C-Class                   (15,173,814)    (27,791,309)        (9,659,684)    23,467,531
LARGE-CAP EUROPE FUND
   A-Class                       (39,433)        (39,660)            90,981         10,464
   C-Class                    (1,899,113)     (4,094,711)             5,849        208,245
   H-Class                    (9,890,549)    (22,714,914)           934,188      1,277,565
LARGE-CAP JAPAN FUND
   A-Class                       (31,968)         (6,823)            36,069          8,007
   C-Class                      (235,047)       (889,463)            26,042        (44,848)
   H-Class                    (5,753,635)    (21,578,874)         2,770,586     (3,940,589)
SMALL-CAP VALUE FUND
   A-Class                      (434,380)       (102,458)*          (22,085)        25,320*
   C-Class                    (2,988,993)     (1,614,516)          (336,000)       346,404
   H-Class                   (10,673,179)    (28,602,905)        (1,404,550)     1,906,013
MID-CAP VALUE FUND
   A-Class                       (91,162)        (73,451)*            8,725         11,365*
   C-Class                    (2,511,762)     (2,571,732)           137,050        295,345
   H-Class                   (13,251,295)    (21,074,966)          (611,486)     3,489,110
LARGE-CAP VALUE FUND
   A-Class                      (116,977)        (15,183)*           29,206          7,929*
   C-Class                    (4,972,065)     (2,347,191)           (33,872)        70,619
   H-Class                    (6,567,506)    (21,714,513)           852,425        614,596

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

+     UNAUDITED


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 123

--------------------------------------------------------------------------------

                                             SHARES PURCHASED           PURCHASED THROUGH DIVIDEND REINVESTMENT
---------------------------------------------------------------------------------------------------------------
                                      PERIOD ENDED       PERIOD ENDED          PERIOD ENDED   PERIOD ENDED
                                     SEPTEMBER 30,          MARCH 31,         SEPTEMBER 30,      MARCH 31,
                                             2005+               2005                 2005+           2005
---------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
   A-Class                                 126,326              4,801*                   --             26*
   C-Class                               1,315,492          2,598,719                    --          1,452
   H-Class                              11,401,151         24,995,214                    --         34,490
MID-CAP GROWTH FUND
   A-Class                                 137,637             20,614*                   --              1*
   C-Class                               1,174,696          1,014,418                    --             11
   H-Class                               7,447,477         15,067,599                    --            497
LARGE-CAP GROWTH FUND
   A-Class                                 172,372              3,244*                   --             --
   C-Class                               4,811,524          4,428,678                    --              6
   H-Class                               7,341,207         16,112,122                    --            348
STRENGTHENING DOLLAR FUND**
   A-Class                                  20,293                 --                    --             --
   C-Class                                 146,594                 --                    --             --
   H-Class                               3,504,565                 --                    --             --
WEAKENING DOLLAR FUND**
   A-Class                                  29,221                 --                    --             --
   C-Class                                 112,659                 --                    --             --
   H-Class                               2,850,656                 --                    --             --
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                    9,159,091,282     18,938,656,130            13,373,423      8,910,853
   Advisor Class                     1,488,027,522      3,577,821,001             1,842,953        853,529
   A-Class                              37,444,317         23,938,925                57,707         22,293
   C-Class                           1,212,221,507      2,540,283,761             1,016,153        282,501

                                               SHARES REDEEMED          NET SHARES PURCHASED (REDEEMED)
-------------------------------------------------------------------------------------------------------
                                       PERIOD ENDED      PERIOD ENDED     PERIOD ENDED   PERIOD ENDED
                                      SEPTEMBER 30,         MARCH 31,    SEPTEMBER 30,      MARCH 31,
                                              2005+              2005            2005+           2005
-------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
   A-Class                                 (116,721)           (2,096)*          9,605          2,731*
   C-Class                               (1,061,282)       (2,601,481)         254,210         (1,310)
   H-Class                               (9,022,164)      (24,195,230)       2,378,987        834,474
MID-CAP GROWTH FUND
   A-Class                                 (139,441)               --           (1,804)        20,615*
   C-Class                               (1,227,176)         (974,263)         (52,480)        40,166
   H-Class                               (6,907,173)      (14,209,407)         540,304        858,689
LARGE-CAP GROWTH FUND
   A-Class                                 (164,514)             (241)*          7,858          3,003*
   C-Class                               (5,512,585)       (3,617,714)        (701,061)       810,970
   H-Class                               (6,863,719)      (15,664,901)         477,488        447,569
STRENGTHENING DOLLAR FUND**
   A-Class                                  (17,813)               --            2,480             --
   C-Class                                 (103,158)               --           43,436             --
   H-Class                               (3,149,121)               --          355,444             --
WEAKENING DOLLAR FUND**
   A-Class                                  (11,177)               --           18,044             --
   C-Class                                  (87,239)               --           25,420             --
   H-Class                               (2,188,372)               --          662,284             --
U.S. GOVERNMENT MONEY MARKET FUND
   Investor Class                    (9,200,273,680)  (18,808,627,729)     (27,808,975)   138,939,254
   Advisor Class                     (1,553,901,339)   (3,582,384,097)     (64,030,864)    (3,709,567)
   A-Class                              (34,662,937)      (16,627,319)       2,839,087      7,333,899
   C-Class                           (1,208,728,060)   (2,515,971,844)       4,509,600     24,594,418

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

**    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.

+     UNAUDITED


124 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9.    PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At September 30, 2005, the pooled cash collateral investments consisted of repurchase agreements (47.59%), commercial paper (31.82%), corporate bonds (20.58%), and money market mutual funds (0.01%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2005, the following funds participated in securities lending and received cash collateral:

                                                               VALUE OF
                                            CASH             SECURITIES
FUND                                  COLLATERAL                 LOANED
-----------------------------------------------------------------------
OTC Fund                           $ 209,194,920          $ 203,517,476
Medius Fund                           12,774,694             12,420,443
Mekros Fund                           16,702,851             16,063,850
Small-Cap Value Fund                   5,043,318              4,870,585
Mid-Cap Value Fund                    28,753,596             27,835,160
Large-Cap Value Fund                   8,782,960              8,508,570
Small-Cap Growth Fund                 13,293,323             12,890,861
Mid-Cap Growth Fund                    8,082,491              7,874,061
Large-Cap Growth Fund                  3,088,154              2,998,870
U.S. Government Money Market Fund    100,000,000             99,550,000
Nova Master Portfolio                 58,369,738             56,708,823


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 125

OTHER INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies


126 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 127

OTHER INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


128 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                          LENGTH OF SERVICE
NAME, POSITION AND                            AS TRUSTEE                     NUMBER OF
   YEAR OF BIRTH                             (YEAR BEGAN)                 FUNDS OVERSEEN
---------------------------   -----------------------------------------   --------------
CARL G. VERBONCOEUR*                  Rydex Series Funds - 2004                 110
Trustee, President (1952)            Rydex Variable Trust - 2004
                                     Rydex Dynamic Funds - 2004
                                       Rydex ETF Trust - 2004
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                              -----------------------------------------
MICHAEL P. BYRUM*                     Rydex Series Funds - 2005                 110
Trustee, Vice President and          Rydex Variable Trust - 2005
Secretary (1970)                     Rydex Dynamic Funds - 2005
                                       Rydex ETF Trust - 2005
                              Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                          LENGTH OF SERVICE
NAME, POSITION AND                           AS TRUSTEE                      NUMBER OF
   YEAR OF BIRTH                            (YEAR BEGAN)                  FUNDS OVERSEEN
---------------------------   -----------------------------------------   --------------
COREY A. COLEHOUR                     Rydex Series Funds - 1993                 110
Trustee (1945)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                              -----------------------------------------
J. KENNETH DALTON                     Rydex Series Funds - 1995                 110
Trustee (1941)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                              -----------------------------------------
JOHN O. DEMARET                       Rydex Series Funds - 1997                 110
Trustee (1940)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                              -----------------------------------------


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 129

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                          LENGTH OF SERVICE
NAME, POSITION AND                            AS TRUSTEE                    NUMBER OF
  YEAR OF BIRTH                              (YEAR BEGAN)                 FUNDS OVERSEEN
---------------------------   -----------------------------------------   --------------
WERNER E. KELLER                      Rydex Series Funds - 2005                 110
Trustee (1940)                       Rydex Variable Trust - 2005
                                      Rydex Dynamic Funds - 2005
                                        Rydex ETF Trust - 2005
                              Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                              -----------------------------------------
THOMAS F. LYDON, JR.                  Rydex Series Funds - 2005                 110
Trustee (1960)                       Rydex Variable Trust - 2005
                                     Rydex Dynamic Funds - 2005
                                       Rydex ETF Trust - 2005
                              Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends

                              -----------------------------------------
PATRICK T. MCCARVILLE                 Rydex Series Funds - 1997                 110
Trustee (1942)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                              -----------------------------------------
ROGER SOMERS                          Rydex Series Funds - 1993                 110
Trustee (1944)                       Rydex Variable Trust - 1998
                                     Rydex Dynamic Funds - 1999
                                       Rydex ETF Trust - 2003
                              Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS

NAME, POSITION AND                                                                PRINCIPAL OCCUPATIONS
  YEAR OF BIRTH                                                                  DURING PAST FIVE YEARS
-----------------------------------------------   ----------------------------------------------------------------------------------
NICK BONOS*                                       Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex
Vice President and Treasurer (1963)               Dynamic Funds, Rydex ETF Trust, and Rydex Capital Partners SPhinX Fund (2003 to
                                                  present); Senior Vice President of Rydex Fund Services, Inc. (2003 to present);
                                                  Vice President of Accounting of Rydex Fund Services, Inc. (2000 to 2003)

JOANNA M. HAIGNEY*                                Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex
Chief Compliance Officer and Assistant            Dynamic Funds (2004 to present); Assistant Secretary of Rydex Series Funds, Rydex
Secretary (1967)                                  Variable Trust, and Rydex Dynamic Funds (2000 to present); Assistant Secretary of
                                                  Rydex ETF Trust (2002 to present); Secretary of Rydex Capital Partners SPhinX Fund
                                                  (2003 to present); Vice President of Compliance of Rydex Fund Services, Inc. (2000
                                                  to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


130 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This page intentionally left blank.

--------------------------------------------------------------------------------

This page intentionally left blank.

--------------------------------------------------------------------------------

This page intentionally left blank.

[LOGO] RYDEXINVESTMENTS
         Essential for modern markets(TM)

         9601 Blackwell Road, Suite 500
         Rockville, MD 20850
         www.rydexinvestments.com
         800-820-0888
         RBENF-SEMI-0905x0306

                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                                COMMODITIES FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND

                                                              SEPTEMBER 30, 2005
                              RYDEX SERIES FUNDS SECTOR FUNDS SEMI-ANNUAL REPORT

                                                            ENERGY SERVICES FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND

                                [GRAPHIC OMITTED]

                                                     [LOGO] RYDEXINVESTMENTS
                                                ESSENTIAL FOR MODERN MARKETS(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    3

FUND PROFILES .............................................................    8

SCHEDULES OF INVESTMENTS ..................................................   18

STATEMENTS OF ASSETS AND LIABILITIES ......................................   48

STATEMENTS OF OPERATIONS ..................................................   52

STATEMENTS OF CHANGES IN NET ASSETS .......................................   56

FINANCIAL HIGHLIGHTS ......................................................   62

NOTES TO FINANCIAL STATEMENTS .............................................   72

OTHER INFORMATION .........................................................   81

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   84


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The six-month period from April through September 2005 was a tumultuous one for the economy and the financial markets. Investors, consumers and businesses alike were rocked by the twin hurricanes of Katrina and Rita and the unprecedented rise in energy prices. Energy prices-particularly for refined products such as gas, diesel, jet fuel and heating oil-skyrocketed, causing consumer confidence to plummet and raising the prospect of a pullback in consumer spending. Typically, developments like these would have a downward effect on equity prices and interest rates, but that wasn't the case as stocks rallied and interest rates finished the period largely where they began.

Surprisingly, U.S. equity markets navigated the storms remarkably well. While the old economy Dow Jones Industrial Average(R) Index rose only 1.76%, the broader S&P 500(R) Index gained 5.02% and the tech-laden Nasdaq 100(R) Index rose 8.04% on the back of a mini-rally in technology stocks.

Two factors appear to have driven prices higher. The first is that earnings growth remained strong, increasing at a double-digit pace in both the second and third quarters, and investors appeared to be looking beyond the immediate impact of the hurricanes to the anticipated "kick" to economic growth as reconstruction efforts got underway.

As one might expect, energy stocks led the market higher. In fact, energy prices were well on their way up prior to the arrival of Katrina as the price of a barrel of crude oil rose from $49.69 in late May to a high of $69.74 by the end of August. The Gulf storms exacerbated this rise. That energy prices were already well on their way up is attributable to the rapid growth in the powerhouse economies of China and India. China, in particular, continues to import commodities of all kinds at a voracious rate. In fact, if one takes a closer look at stock prices during this period, the effect of rising energy prices and the impact of the storms becomes apparent.

Clearly, energy stocks were the big winners as the S&P Energy Index rose nearly 19.56%. In fact, the meteoric rise in energy stocks is responsible for much of the stock market's positive performance this year. Utility stocks also fared well as the S&P Utility Index shot up 15.24% in anticipation of a substantial rise in home heating costs. Technology stocks rallied as valuations were perceived to be attractive. On the flip side, health care stocks, which tend to be perceived as defensive in nature, rose nearly 5.00% as investors looked for a consumer driven economic slowdown in the wake of the devastation left by Katrina and Rita.

Despite the uncertainty, the Federal Reserve ("Fed") remained vigilant against any signs of increasing inflation. The shock to the economy of the storms and the loss of some of the nation's critical energy infrastructure led many to predict a pause in the Fed's rate hikes. This was not to be, as the Fed implemented four 25 basis point rate hikes during the period. Longer rates, on the other hand, actually declined from April to September, with the yield on the benchmark 10-Year Treasury Note falling 15 basis points to 4.33%. Despite this decline, interest rates are clearly on the upswing. Long-term rates bottomed on June 1, as the yield on the 10-Year Note reached 3.89%. Since the beginning of June, the trend has been up, with the 10-Year Note peaking at 4.42% in early August.

With all of the crosscurrents in the economy and the financial markets, stock price behavior is likely to remain choppy and erratic. Investment strategies that do not depend on highly directional markets will likely fare well as we move through the remainder of 2005.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President


2 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2005 and ending September 30, 2005.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, which maybe incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 3

--------------------------------------------------------------------------------

                                                   BEGINNING                  ENDING        EXPENSES
                                 EXPENSE       ACCOUNT VALUE           ACCOUNT VALUE     PAID DURING
                                  RATIO+      MARCH 31, 2005      SEPTEMBER 30, 2005         PERIOD*
----------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
BANKING FUND
   Investor Class                  1.31%           $1,000.00               $1,002.90       $    6.58
   Advisor Class                   1.81%            1,000.00                1,002.10            9.08
   A-Class                         1.57%            1,000.00                1,004.10            7.89
   C-Class                         2.36%            1,000.00                1,000.00           11.83
BASIC MATERIALS FUND
   Investor Class                  1.31%            1,000.00                  970.00            6.47
   Advisor Class                   1.82%            1,000.00                  967.40            8.98
   A-Class                         1.58%            1,000.00                  968.80            7.80
   C-Class                         2.36%            1,000.00                  965.00           11.63
BIOTECHNOLOGY FUND
   Investor Class                  1.32%            1,000.00                1,230.20            7.38
   Advisor Class                   1.85%            1,000.00                1,227.70           10.33
   A-Class                         1.59%            1,000.00                1,228.60            8.88
   C-Class                         2.34%            1,000.00                1,224.70           13.05
COMMODITIES FUND
   A-Class                         1.56%            1,000.00                1,268.80            8.87
   C-Class                         2.30%            1,000.00                1,264.80           13.06
   H-Class                         1.54%            1,000.00                1,268.40            8.76
CONSUMER PRODUCTS FUND
   Investor Class                  1.29%            1,000.00                1,015.40            6.52
   Advisor Class                   1.80%            1,000.00                1,010.80            9.07
   A-Class                         1.58%            1,000.00                1,012.10            7.97
   C-Class                         2.31%            1,000.00                1,004.40           11.61
ELECTRONICS FUND
   Investor Class                  1.31%            1,000.00                1,127.10            6.99
   Advisor Class                   1.83%            1,000.00                1,123.60            9.74
   A-Class                         1.58%            1,000.00                1,125.50            8.42
   C-Class                         2.34%            1,000.00                1,121.20           12.44
ENERGY FUND
   Investor Class                  1.32%            1,000.00                1,264.60            7.49
   Advisor Class                   1.83%            1,000.00                1,261.30           10.37
   A-Class                         1.59%            1,000.00                1,262.60            9.02
   C-Class                         2.34%            1,000.00                1,258.00           13.25
ENERGY SERVICES FUND
   Investor Class                  1.33%            1,000.00                1,287.50            7.63
   Advisor Class                   1.83%            1,000.00                1,284.10           10.48
   A-Class                         1.62%            1,000.00                1,286.50            9.29
   C-Class                         2.35%            1,000.00                1,281.20           13.44
FINANCIAL SERVICES FUND
   Investor Class                  1.32%            1,000.00                1,062.30            6.82
   Advisor Class                   1.81%            1,000.00                1,059.30            9.34
   A-Class                         1.58%            1,000.00                1,061.10            8.16
   C-Class                         2.32%            1,000.00                1,056.30           11.96


4 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                   BEGINNING                  ENDING        EXPENSES
                                 EXPENSE       ACCOUNT VALUE           ACCOUNT VALUE     PAID DURING
                                  RATIO+      MARCH 31, 2005      SEPTEMBER 30, 2005         PERIOD*
----------------------------------------------------------------------------------------------------
HEALTH CARE FUND
   Investor Class                  1.31%           $1,000.00               $1,089.70       $    6.86
   Advisor Class                   1.83%            1,000.00                1,087.30            9.58
   A-Class                         1.59%            1,000.00                1,088.20            8.32
   C-Class                         2.33%            1,000.00                1,082.90           12.17
INTERNET FUND
   Investor Class                  1.29%            1,000.00                1,121.10            6.86
   Advisor Class                   1.81%            1,000.00                1,118.40            9.61
   A-Class                         1.58%            1,000.00                1,119.60            8.40
   C-Class                         2.32%            1,000.00                1,115.60           12.30
LEISURE FUND
   Investor Class                  1.30%            1,000.00                  937.70            6.31
   Advisor Class                   1.79%            1,000.00                  934.90            8.68
   A-Class                         1.56%            1,000.00                  936.30            7.57
   C-Class                         2.30%            1,000.00                  932.60           11.14
PRECIOUS METALS FUND
   Investor Class                  1.22%            1,000.00                1,161.60            6.61
   Advisor Class                   1.72%            1,000.00                1,158.90            9.31
   A-Class                         1.53%            1,000.00                1,160.40            8.29
   C-Class                         2.23%            1,000.00                1,155.70           12.05
REAL ESTATE FUND
   A-Class                         1.56%            1,000.00                1,153.40            8.42
   C-Class                         2.35%            1,000.00                1,149.10           12.66
   H-Class                         1.56%            1,000.00                1,153.70            8.42
RETAILING FUND
   Investor Class                  1.31%            1,000.00                  978.90            6.50
   Advisor Class                   1.81%            1,000.00                  976.60            8.97
   A-Class                         1.61%            1,000.00                  976.70            7.98
   C-Class                         2.32%            1,000.00                  974.60           11.48
TECHNOLOGY FUND
   Investor Class                  1.31%            1,000.00                1,097.60            6.89
   Advisor Class                   1.83%            1,000.00                1,094.40            9.61
   A-Class                         1.94%            1,000.00                1,094.30           10.19
   C-Class                         2.34%            1,000.00                1,090.90           12.27
TELECOMMUNICATIONS FUND
   Investor Class                  1.30%            1,000.00                1,133.30            6.95
   Advisor Class                   1.82%            1,000.00                1,132.60            9.73
   A-Class                         1.63%            1,000.00                1,132.40            8.71
   C-Class                         2.37%            1,000.00                1,128.20           12.64
TRANSPORTATION FUND
   Investor Class                  1.32%            1,000.00                1,013.40            6.66
   Advisor Class                   1.81%            1,000.00                1,010.30            9.12
   A-Class                         1.60%            1,000.00                1,012.20            8.07
   C-Class                         2.32%            1,000.00                1,008.30           11.68
UTILITIES FUND
   Investor Class                  1.32%            1,000.00                1,153.70            7.13
   Advisor Class                   1.83%            1,000.00                1,151.10            9.87
   A-Class                         1.61%            1,000.00                1,152.20            8.69
   C-Class                         2.33%            1,000.00                1,147.80           12.55


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 5

--------------------------------------------------------------------------------

                                                   BEGINNING                  ENDING        EXPENSES
                                 EXPENSE       ACCOUNT VALUE           ACCOUNT VALUE     PAID DURING
                                  RATIO+      MARCH 31, 2005      SEPTEMBER 30, 2005         PERIOD*
----------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
BANKING FUND
   Investor Class                  1.31%           $1,000.00               $1,018.35       $    6.65
   Advisor Class                   1.81%            1,000.00                1,015.81            9.19
   A-Class                         1.57%            1,000.00                1,017.03            7.97
   C-Class                         2.36%            1,000.00                1,013.02           11.98
BASIC MATERIALS FUND
   Investor Class                  1.31%            1,000.00                1,018.35            6.65
   Advisor Class                   1.82%            1,000.00                1,015.76            9.24
   A-Class                         1.58%            1,000.00                1,016.98            8.02
   C-Class                         2.36%            1,000.00                1,013.02           11.98
BIOTECHNOLOGY FUND
   Investor Class                  1.32%            1,000.00                1,018.30            6.70
   Advisor Class                   1.85%            1,000.00                1,015.61            9.39
   A-Class                         1.59%            1,000.00                1,016.93            8.07
   C-Class                         2.34%            1,000.00                1,013.12           11.88
COMMODITIES FUND
   A-Class                         1.56%            1,000.00                1,017.08            7.92
   C-Class                         2.30%            1,000.00                1,013.32           11.68
   H-Class                         1.54%            1,000.00                1,017.18            7.82
CONSUMER PRODUCTS FUND
   Investor Class                  1.29%            1,000.00                1,018.45            6.55
   Advisor Class                   1.80%            1,000.00                1,015.86            9.14
   A-Class                         1.58%            1,000.00                1,016.98            8.02
   C-Class                         2.31%            1,000.00                1,013.27           11.73
ELECTRONICS FUND
   Investor Class                  1.31%            1,000.00                1,018.35            6.65
   Advisor Class                   1.83%            1,000.00                1,015.71            9.29
   A-Class                         1.58%            1,000.00                1,016.98            8.02
   C-Class                         2.34%            1,000.00                1,013.12           11.88
ENERGY FUND
   Investor Class                  1.32%            1,000.00                1,018.30            6.70
   Advisor Class                   1.83%            1,000.00                1,015.71            9.29
   A-Class                         1.59%            1,000.00                1,016.93            8.07
   C-Class                         2.34%            1,000.00                1,013.12           11.88
ENERGY SERVICES FUND
   Investor Class                  1.33%            1,000.00                1,018.25            6.75
   Advisor Class                   1.83%            1,000.00                1,015.71            9.29
   A-Class                         1.62%            1,000.00                1,016.78            8.22
   C-Class                         2.35%            1,000.00                1,013.07           11.93
FINANCIAL SERVICES FUND
   Investor Class                  1.32%            1,000.00                1,018.30            6.70
   Advisor Class                   1.81%            1,000.00                1,015.81            9.19
   A-Class                         1.58%            1,000.00                1,016.98            8.02
   C-Class                         2.32%            1,000.00                1,013.22           11.78
HEALTH CARE FUND
   Investor Class                  1.31%            1,000.00                1,018.35            6.65
   Advisor Class                   1.83%            1,000.00                1,015.71            9.29
   A-Class                         1.59%            1,000.00                1,016.93            8.07
   C-Class                         2.33%            1,000.00                1,013.17           11.83


6 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES  (concluded)
--------------------------------------------------------------------------------

                                                   BEGINNING                  ENDING        EXPENSES
                                 EXPENSE       ACCOUNT VALUE           ACCOUNT VALUE     PAID DURING
                                  RATIO+      MARCH 31, 2005      SEPTEMBER 30, 2005         PERIOD*
----------------------------------------------------------------------------------------------------
INTERNET FUND
   Investor Class                  1.29%           $1,000.00               $1,018.45       $    6.55
   Advisor Class                   1.81%            1,000.00                1,015.81            9.19
   A-Class                         1.58%            1,000.00                1,016.98            8.02
   C-Class                         2.32%            1,000.00                1,013.22           11.78
LEISURE FUND
   Investor Class                  1.30%            1,000.00                1,018.40            6.60
   Advisor Class                   1.79%            1,000.00                1,015.91            9.09
   A-Class                         1.56%            1,000.00                1,017.08            7.92
   C-Class                         2.30%            1,000.00                1,013.32           11.68
PRECIOUS METALS FUND
   Investor Class                  1.22%            1,000.00                1,018.81            6.19
   Advisor Class                   1.72%            1,000.00                1,016.27            8.73
   A-Class                         1.53%            1,000.00                1,017.23            7.77
   C-Class                         2.23%            1,000.00                1,013.68           11.32
REAL ESTATE FUND
   A-Class                         1.56%            1,000.00                1,017.08            7.92
   C-Class                         2.35%            1,000.00                1,013.07           11.93
   H-Class                         1.56%            1,000.00                1,017.08            7.92
RETAILING FUND
   Investor Class                  1.31%            1,000.00                1,018.35            6.65
   Advisor Class                   1.81%            1,000.00                1,015.81            9.19
   A-Class                         1.61%            1,000.00                1,016.83            8.17
   C-Class                         2.32%            1,000.00                1,013.22           11.78
TECHNOLOGY FUND
   Investor Class                  1.31%            1,000.00                1,018.35            6.65
   Advisor Class                   1.83%            1,000.00                1,015.71            9.29
   A-Class                         1.94%            1,000.00                1,015.15            9.85
   C-Class                         2.34%            1,000.00                1,013.12           11.88
TELECOMMUNICATIONS FUND
   Investor Class                  1.30%            1,000.00                1,018.40            6.60
   Advisor Class                   1.82%            1,000.00                1,015.76            9.24
   A-Class                         1.63%            1,000.00                1,016.73            8.27
   C-Class                         2.37%            1,000.00                1,012.97           12.03
TRANSPORTATION FUND
   Investor Class                  1.32%            1,000.00                1,018.30            6.70
   Advisor Class                   1.81%            1,000.00                1,015.81            9.19
   A-Class                         1.60%            1,000.00                1,016.88            8.12
   C-Class                         2.32%            1,000.00                1,013.22           11.78
UTILITIES FUND
   Investor Class                  1.32%            1,000.00                1,018.30            6.70
   Advisor Class                   1.83%            1,000.00                1,015.71            9.29
   A-Class                         1.61%            1,000.00                1,016.13            8.17
   C-Class                         2.33%            1,000.00                1,013.17           11.83

* Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

+     ANNUALIZED


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILES
--------------------------------------------------------------------------------

BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and saving-and-loan institutions.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                  BANKING FUND

COMMERCIAL BANKS                 68%
THRIFTS & MORTGAGE FINANCE       28%
OTHER                             4%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 1, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Wells Fargo & Co.                                                           5.0%
Wachovia Corp.                                                              4.5%
J.P. Morgan Chase & Co.                                                     4.4%
Bank of America Corp.                                                       4.1%
U.S. Bancorp                                                                3.9%
Washington Mutual, Inc.                                                     3.3%
SunTrust Banks, Inc.                                                        3.0%
National City Corp.                                                         2.8%
Golden West Financial Corp.                                                 2.6%
KeyCorp.                                                                    2.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              36.1%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

BASIC MATERIALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                              BASIC MATERIALS FUND

CHEMICALS                     44%
METALS & MINING               26%
CONTAINERS & PACKAGING        12%
PAPER & FOREST PRODUCTS       11%
CONSTRUCTION MATERIALS         7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                     April 14, 1998
A-Class                                                        September 1, 2004
C-Class                                                              May 3, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Dow Chemical Co.                                                            3.7%
El Du Pont de Nemours & Co.                                                 3.3%
Phelps Dodge Corp.                                                          3.3%
Georgia-Pacific Corp.                                                       3.2%
Praxair, Inc.                                                               2.9%
Freeport-McMoRan Copper &  Gold, Inc. -- Class B                            2.4%
Monsanto Co.                                                                2.4%
Air Products & Chemicals, Inc.                                              2.3%
Rohm & Haas Co.                                                             2.1%
Nucor Corp.                                                                 2.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              27.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


8 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                               BIOTECHNOLOGY FUND

BIOTECHNOLOGY       100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 1, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Amgen, Inc.                                                                13.3%
Genentech, Inc.                                                            11.4%
Gilead Sciences, Inc.                                                       6.4%
Genzyme Corp.                                                               5.7%
Medimmune, Inc.                                                             4.7%
Chiron Corp.                                                                3.6%
Biogen Idec, Inc.                                                           3.5%
Applera Corp. - Applied Biosystems Group                                    3.4%
Techne Corp.                                                                2.9%
Invitrogen Corp.                                                            2.9%
--------------------------------------------------------------------------------
Top Ten Total                                                              57.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

COMMODITIES FUND

OBJECTIVE: Seeks long-term capital appreciation through an investment in commodity-linked instruments and seeks 100% (but at all times at least 80%) exposure to the performance of the commodities market.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                COMMODITIES FUND

Equity Index Swap Agreements                             85.7%
Futures Contracts                                        10.0%


"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                             May 25, 2005
C-Class                                                             May 25, 2005
H-Class                                                             May 25, 2005

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 9

--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                             CONSUMER PRODUCTS FUND

FOOD PRODUCTS                  34%
BEVERAGES                      20%
HOUSEHOLD PRODUCTS             15%
FOOD & STAPLES RETAILING       14%
TOBACCO                        10%
PERSONAL PRODUCTS               7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                      July 6, 1998
Advisor Class                                                    August 17, 1998
A-Class                                                        September 1, 2004
C-Class                                                            July 24, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Procter & Gamble Co.                                                        7.2%
PepsiCo, Inc.                                                               5.4%
Altria Group, Inc.                                                          5.1%
Coca-Cola Co.                                                               3.9%
Archer-Daniels-Midland Co.                                                  3.2%
General Mills, Inc.                                                         3.0%
Sysco Corp.                                                                 2.9%
WM Wrigley Jr Co.                                                           2.8%
Gillette Co.                                                                2.8%
Kroger Co.                                                                  2.8%
--------------------------------------------------------------------------------
Top Ten Total                                                              39.1%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

ELECTRONICS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                ELECTRONICS FUND

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT        100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 2, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 26, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Intel Corp.                                                                10.5%
Texas Instruments, Inc.                                                     6.9%
Applied Materials, Inc.                                                     5.8%
KLA-Tencor Corp.                                                            3.6%
Broadcom Corp. -- Class A                                                   3.4%
Advanced Micro Devices, Inc.                                                3.1%
Maxim Integrated Products, Inc.                                             3.0%
Novellus Systems, Inc.                                                      3.0%
Linear Technology Corp.                                                     2.8%
National Semiconductor Corp.                                                2.8%
--------------------------------------------------------------------------------
Top Ten Total                                                              44.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


10 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

ENERGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                  ENERGY FUND

OIL, GAS & CONSUMABLE FUELS       72%
ENERGY EQUIPMENT & SERVICES       28%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                    April 21, 1998
Advisor Class                                                        May 5, 1998
A-Class                                                        September 1, 2004
C-Class                                                           April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           6.4%
BP  PLC -- SP ADR                                                           6.0%
Royal Dutch Shell  PLC -- SP ADR                                            4.7%
Total SA -- SP ADR                                                          4.2%
ConocoPhillips                                                              3.6%
Chevron Corp.                                                               2.9%
Schlumberger Ltd.                                                           2.7%
Occidental Petroleum Corp.                                                  2.6%
Repsol YPF SA -- SP ADR                                                     2.3%
Halliburton Co.                                                             2.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              37.5%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

ENERGY SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                              ENERGY SERVICES FUND

ENERGY EQUIPMENT & SERVICES       100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 2, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                           8.8%
Halliburton Co.                                                             8.0%
Baker Hughes, Inc.                                                          5.8%
Transocean, Inc.                                                            5.7%
Nabors Industries Ltd.                                                      4.6%
National-Oilwell Varco, Inc.                                                4.4%
Noble Corp.                                                                 3.5%
Patterson-UTI Energy, Inc.                                                  3.5%
Diamond Offshore Drilling, Inc.                                             3.5%
BJ Services Co.                                                             3.4%
--------------------------------------------------------------------------------
Top Ten Total                                                              51.2%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 11

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the financial services sector.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                            FINANCIAL SERVICES FUND

INSURANCE                            22%
COMMERCIAL BANKS                     22%
REAL ESTATE                          18%
THRIFTS & MORTGAGE FINANCE           11%
DIVERSIFIED FINANCIAL SERVICES       11%
CONSUMER FINANCE                      9%
CAPITAL MARKETS                       7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 2, 1998
Advisor Class                                                      April 6, 1998
A-Class                                                        September 1, 2004
C-Class                                                           April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             3.2%
J.P. Morgan Chase & Co.                                                     2.5%
American Express Co.                                                        2.3%
Wachovia Corp.                                                              2.2%
St. Paul Travelers Cos., Inc.                                               1.9%
Washington Mutual, Inc.                                                     1.8%
Hartford Financial Services Group, Inc.                                     1.7%
Chubb Corp.                                                                 1.6%
Allstate Corp.                                                              1.6%
National City Corp.                                                         1.6%
--------------------------------------------------------------------------------
Top Ten Total                                                              20.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

HEALTH CARE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                HEALTH CARE FUND

PHARMACEUTICALS                        32%
HEALTH CARE PROVIDERS & SERVICES       29%
HEALTH CARE EQUIPMENT & SUPPLIES       23%
BIOTECHNOLOGY                          16%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                    April 17, 1998
Advisor Class                                                       May 11, 1998
A-Class                                                        September 1, 2004
C-Class                                                           March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Johnson & Johnson, Inc.                                                     7.0%
Pfizer, Inc.                                                                6.8%
Amgen, Inc.                                                                 5.0%
Genentech, Inc.                                                             4.5%
UnitedHealth Group, Inc.                                                    4.1%
Abbott Laboratories                                                         3.6%
WellPoint, Inc.                                                             3.2%
Schering-Plough Corp.                                                       2.6%
Aetna, Inc.                                                                 2.5%
Baxter International, Inc.                                                  2.4%
--------------------------------------------------------------------------------
Top Ten Total                                                              41.7%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


12 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

INTERNET FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                 INTERNET FUND

COMMUNICATIONS EQUIPMENT           27%
INTERNET SOFTWARE & SERVICES       23%
SOFTWARE                           18%
INTERNET & CATALOG RETAIL          13%
MEDIA                               6%
OTHER                              13%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 6, 2000
Advisor Class                                                      April 6, 2000
A-Class                                                        September 1, 2004
C-Class                                                           April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         9.0%
Qualcomm, Inc.                                                              6.7%
Google, Inc. -- Class A                                                     6.6%
Time Warner, Inc.                                                           6.4%
Yahoo!, Inc.                                                                6.1%
eBay, Inc.                                                                  5.5%
Broadcom Corp. -- Class A                                                   3.9%
Juniper Networks, Inc.                                                      3.2%
Intuit, Inc.                                                                3.1%
McAfee, Inc.                                                                2.9%
--------------------------------------------------------------------------------
Top Ten Total                                                              53.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies in the leisure and entertainment businesses.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                  LEISURE FUND

HOTELS, RESTAURANTS & LEISURE       63%
MEDIA                               25%
LEISURE EQUIPMENT & PRODUCTS        12%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                       June 3, 1998
A-Class                                                        September 1, 2004
C-Class                                                              May 3, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
The Walt Disney Co.                                                         5.5%
Time Warner, Inc.                                                           5.2%
News Corp. -- Class A                                                       4.8%
Carnival Corp.                                                              3.9%
Viacom, Inc. -- Class B                                                     3.6%
McDonald's Corp.                                                            3.6%
MGM Mirage, Inc.                                                            3.5%
Yum! Brands, Inc.                                                           3.4%
Marriott International. Inc. -- Class A                                     3.4%
Starbucks Corp.                                                             3.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              40.2%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 13

--------------------------------------------------------------------------------

PRECIOUS METALS FUND

OBJECTIVE: To provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                              PRECIOUS METALS FUND

METALS & MINING               100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                  December 1, 1993
Advisor Class                                                     August 1, 2003
A-Class                                                        September 1, 2004
C-Class                                                           April 27, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Newmont Mining Corp.                                                       13.7%
Freeport-McMoRan Copper &  Gold, Inc. -- Class B                            9.8%
Barrick Gold Corp.                                                          7.5%
Goldcorp, Inc.                                                              6.1%
Placer Dome, Inc.                                                           5.7%
AngloGold Ashanti Ltd. -- SP ADR                                            5.2%
Gold Fields Ltd. -- SP ADR                                                  4.2%
Glamis Gold Ltd.                                                            3.7%
Harmony Gold Mining Co. Ltd. --  SP ADR                                     3.5%
Coeur d'Alene Mines Corp.                                                   3.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              62.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs").

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                REAL ESTATE FUND

REAL ESTATE                   100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                        September 1, 2004
C-Class                                                        February 20, 2004
H-Class                                                        February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                                  2.5%
Equity Office Properties Trust                                              2.2%
Equity Residential                                                          2.1%
General Growth Properties, Inc.                                             2.1%
Vornado Realty Trust                                                        2.1%
ProLogis                                                                    1.9%
Public Storage, Inc.                                                        1.8%
KIMCO Realty Corp.                                                          1.7%
Archstone-Smith Trust                                                       1.7%
Boston Properties, Inc.                                                     1.7%
--------------------------------------------------------------------------------
Top Ten Total                                                              19.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


14 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

RETAILING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                 RETAILING FUND

SPECIALTY RETAIL                56%
MULTILINE RETAIL                19%
FOOD & STAPLES RETAILING        14%
INTERNET & CATALOG RETAIL        7%
OTHER                            4%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                     April 21, 1998
A-Class                                                        September 1, 2004
C-Class                                                              May 9, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                       7.0%
Home Depot, Inc.                                                            5.2%
eBay, Inc.                                                                  3.8%
Federated Department Stores, Inc.                                           3.7%
Nordstrom, Inc.                                                             3.5%
Lowe's Cos., Inc.                                                           3.3%
Target Corp.                                                                3.0%
Staples, Inc.                                                               2.9%
Costco Wholesale Corp.                                                      2.5%
Walgreen Co.                                                                2.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              37.2%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

TECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                TECHNOLOGY FUND

SOFTWARE                                       24%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT       23%
COMPUTERS & PERIPHERALS                        19%
COMMUNICATIONS EQUIPMENT                       16%
IT SERVICES                                    10%
INTERNET SOFTWARE & SERVICES                    6%
OTHER                                           2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                    April 14, 1998
Advisor Class                                                     April 29, 1998
A-Class                                                        September 1, 2004
C-Class                                                           April 18, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Microsoft Corp.                                                             5.8%
Intel Corp.                                                                 5.1%
Dell, Inc.                                                                  4.1%
Cisco Systems, Inc.                                                         4.0%
International Business Machines Corp.                                       3.7%
Hewlett-Packard Co.                                                         2.8%
Yahoo!, Inc.                                                                2.6%
Applied Materials, Inc.                                                     2.6%
Texas Instruments, Inc.                                                     2.6%
Qualcomm, Inc.                                                              2.4%
--------------------------------------------------------------------------------
Top Ten Total                                                              35.7%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 15

--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                            TELECOMMUNICATIONS FUND

COMMUNICATION EQUIPMENT                      55%
DIVERSIFIED TELECOMMUNICATION SERVICES       23%
WIRELESS TELECOMMUNICATION SERVICES          22%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 1, 1998
Advisor Class                                                      April 1, 1998
A-Class                                                        September 1, 2004
C-Class                                                           April 18, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         6.9%
Vodafone Group  PLC -- SP ADR                                               6.7%
Qualcomm, Inc.                                                              5.1%
Nokia OYJ -- SP ADR                                                         4.7%
Motorola, Inc.                                                              4.5%
Sprint Nextel Corp.                                                         3.8%
Telefonaktiebolaget LM Ericsson --  SP ADR                                  3.8%
Alltel Corp.                                                                3.7%
Verizon Communications, Inc.                                                3.6%
SBC Communications, Inc.                                                    3.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              46.1%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

TRANSPORTATION FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                              TRANSPORTATION FUND

ROAD & RAIL                   50%
AIR FREIGHT & LOGISTICS       31%
AIRLINES                      14%
OTHER                          5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 2, 1998
Advisor Class                                                       June 9, 1998
A-Class                                                        September 1, 2004
C-Class                                                             May 14, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
United Parcel Service, Inc. -- Class B                                      9.7%
Burlington Northern Santa Fe Corp.                                          8.8%
Norfolk Southern Corp.                                                      8.4%
FedEx Corp.                                                                 6.6%
Union Pacific Corp.                                                         6.1%
C.H. Robinson Worldwide, Inc.                                               5.1%
CSX Corp.                                                                   4.5%
CNF, Inc.                                                                   4.2%
Southwest Airlines Co.                                                      3.6%
Landstar System, Inc.                                                       3.4%
--------------------------------------------------------------------------------
Top Ten Total                                                              60.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


16 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES  (concluded)
--------------------------------------------------------------------------------

UTILITIES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                 UTILITIES FUND

ELECTRIC UTILITIES       42%
MULTI-UTILITIES          39%
GAS UTILITIES            17%
OTHER                     2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
Investor Class                                                     April 3, 2000
Advisor Class                                                      April 3, 2000
A-Class                                                        September 1, 2004
C-Class                                                           April 27, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
TXU Corp.                                                                   3.3%
Exelon Corp.                                                                3.2%
American Electric Power Co., Inc.                                           3.0%
Southern Co.                                                                3.0%
Duke Energy Corp.                                                           3.0%
Dominion Resources, Inc./VA                                                 2.9%
Edison International                                                        2.5%
FirstEnergy Corp.                                                           2.4%
Entergy Corp.                                                               2.3%
FPL Group, Inc.                                                             2.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              27.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  BANKING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.9%

Wells Fargo & Co.                                       11,917     $    697,979
Wachovia Corp.+                                         13,188          627,617
J.P. Morgan Chase & Co.                                 18,012          611,147
Bank of America Corp.+                                  13,581          571,760
U.S. Bancorp+                                           19,344          543,180
Washington Mutual, Inc.+                                11,770          461,619
SunTrust Banks, Inc.                                     6,044          419,756
National City Corp.                                     11,764          393,388
Golden West Financial Corp.+                             6,225          369,703
KeyCorp+                                                10,725          345,881
North Fork Bancorporation, Inc.                         12,785          326,017
Marshall & Ilsley Corp.                                  7,400          321,974
AmSouth Bancorp+                                        12,100          305,646
Sovereign Bancorp, Inc.+                                13,360          294,454
Zions Bancorporation+                                    3,985          283,772
Radian Group, Inc.+                                      5,244          278,456
Hibernia Corp. -- Class A                                8,640          259,546
First Bancorp Puerto Rico                               15,250          258,030
PMI Group, Inc.                                          6,440          256,763
New York Community Bancorp,
  Inc.+                                                 15,160          248,624
Associated Banc-Corp.                                    7,898          240,731
Astoria Financial Corp.                                  8,848          233,764
Bank of Hawaii Corp.                                     4,710          231,826
IndyMac Bancorp, Inc.+                                   5,720          226,398
SVB Financial Group*+                                    4,648          226,079
M&T Bank Corp.                                           1,988          210,151
Westcorp                                                 3,564          209,920
Fannie Mae                                               4,609          206,575
Fremont General Corp.                                    9,440          206,075
Central Pacific Financial Corp. Co.                      5,760          202,637
Downey Financial Corp.+                                  3,322          202,310
Whitney Holding Corp.                                    7,440          201,178
Freddie Mac                                              3,334          188,238
Gold Banc Corp., Inc.                                   12,590          187,591
Anchor BanCorp Wisconsin, Inc.                           6,291          185,459
FirstFed Financial Corp.*+                               3,360          180,802
Sterling Financial Corp./WA                              7,641          172,305
Comerica, Inc.                                           2,921          172,047
Banco Bradesco SA -- SP ADR                              3,395          166,083
Kookmin Bank -- SP ADR                                   2,760          163,530
Uniao de Bancos Brasileiros SA                           3,064          161,166
IBERIABANK Corp.                                         3,000          159,450
Banco Itau Holding Financeira
  SA -- SP ADR+                                          1,260          149,512

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Taylor Capital Group, Inc.                               3,720     $    140,690
Barclays PLC -- SP ADR                                   3,419          139,427
Corus Bankshares, Inc.                                   2,364          129,618
Franklin Bank Corp./Houston TX*                          7,750          125,162
BB&T Corp.+                                              3,059          119,454
Center Financial Corp.                                   4,920          115,620
Fifth Third Bancorp+                                     3,092          113,569
ICICI Bank Ltd. -- SP ADR                                3,910          110,457
First Horizon National Corp.                             2,830          102,870
Countrywide Financial Corp.+                             2,861           94,356
PNC Financial Services Group, Inc.                       1,586           92,020
First Republic Bank                                      2,290           80,677
Texas Capital Bancshares, Inc.*                          3,290           69,583
Regions Financial Corp.+                                 2,191           68,184
UnionBanCal Corp.                                          576           40,159
Synovus Financial Corp.                                  1,020           28,274
International Bancshares Corp.                             720           21,384
Hudson City Bancorp, Inc.                                1,490           17,731
Popular, Inc.+                                             630           15,259
W Holding Co., Inc.                                      1,505           14,388
Commerce Bancorp, Inc./NJ+                                 430           13,197
Independent Bank Corp./MI                                    1               17
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $13,121,651)                                                 14,011,235
                                                                   ------------

                                                          FACE
                                                        AMOUNT
                                                    ----------
REPURCHASE AGREEMENT 0.4%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                                $   58,192           58,192
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $58,192)                                                         58,192
                                                                   ------------
SECURITIES LENDING COLLATERAL 10.7%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                 1,499,704        1,499,704
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,499,704)                                                   1,499,704
                                                                   ------------
TOTAL INVESTMENTS 111.0%
  (Cost $14,679,547)                                               $ 15,569,131
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (11.0)%                                           $ (1,539,994)
                                                                   ============
NET ASSETS - 100.0%                                                $ 14,029,137

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


18 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.3%

Dow Chemical Co.                                       32,002      $  1,333,523
EI Du Pont de Nemours & Co.                            30,104         1,179,174
Phelps Dodge Corp.                                      9,023         1,172,358
Georgia-Pacific Corp.                                  34,080         1,160,765
Praxair, Inc.+                                         21,918         1,050,530
Freeport-McMoRan Copper & Gold,
  Inc. -- Class B+                                     17,856           867,623
Monsanto Co.+                                          13,744           862,436
Air Products & Chemicals, Inc.                         14,870           819,932
Rohm & Haas Co.                                        18,584           764,360
Nucor Corp.+                                           12,383           730,473
Hercules, Inc.*                                        59,630           728,679
Southern Peru Copper Corp.                             11,985           670,681
Lyondell Chemical Co.+                                 23,221           664,585
Packaging Corporation of America                       33,825           656,543
Eastman Chemical Co.                                   13,521           635,081
Lubrizol Corp.                                         14,570           631,318
Newmont Mining Corp.+                                  13,379           631,087
PPG Industries, Inc.+                                  10,341           612,084
Weyerhaeuser Co.+                                       8,856           608,850
International Paper Co.+                               20,388           607,562
Vulcan Materials Co.+                                   7,454           553,161
Martin Marietta Materials, Inc.                         6,725           527,644
Temple-Inland, Inc.                                    12,615           515,323
Sigma-Aldrich Corp.                                     8,035           514,722
Pactiv Corp.*                                          28,600           501,072
Airgas, Inc.                                           16,500           488,895
Deltic Timber Corp.                                    10,108           465,473
Florida Rock Industries, Inc.+                          7,200           461,448
Allegheny Technologies, Inc.+                          14,680           454,786
Sealed Air Corp.*+                                      9,105           432,123
Agrium, Inc.+                                          19,425           426,767
United States Steel Corp.+                             10,042           425,279
Crown Holdings, Inc.*                                  25,777           410,885
Alcoa, Inc.                                            16,539           403,882
FMC Corp.*                                              7,044           403,058
Mosaic Co.*                                            24,485           392,250
Headwaters, Inc.*+                                     10,285           384,659
Olin Corp.+                                            19,865           377,236
Commercial Metals Co.+                                 10,715           361,524
Cleveland-Cliffs, Inc.+                                 4,100           357,151
Quanex Corp.                                            5,230           346,331
Lafarge North America, Inc.                             5,075           343,121
Huntsman Corp.*                                        16,560           323,748

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

Ashland, Inc.                                           5,770      $    318,735
Reliance Steel & Aluminum Co.+                          5,835           308,847
Albemarle Corp.                                         7,973           300,582
Carpenter Technology Corp.                              5,095           298,618
POSCO -- SP ADR+                                        5,170           292,415
Smurfit-Stone Container Corp.*                         27,695           286,920
Owens-Illinois, Inc.*                                  13,598           280,391
Potlatch Corp.+                                         5,210           271,545
AptarGroup, Inc.                                        5,426           270,269
Longview Fibre Co.                                     13,705           267,110
Ecolab, Inc.                                            8,286           264,572
Material Sciences Corp.*                               17,478           263,393
Aleris International, Inc.*                             8,765           240,599
Buckeye Technologies, Inc.*                            28,016           227,490
Steel Dynamics, Inc.+                                   6,440           218,702
A.M. Castle & Co.*                                     12,131           212,293
Ferro Corp.                                            11,535           211,321
Goldcorp, Inc.+                                        10,385           208,115
Century Aluminum Co.*+                                  9,065           203,781
RTI International Metals, Inc.*                         5,047           198,599
Ball Corp.                                              5,374           197,441
H.B. Fuller Co.                                         6,170           191,764
Chaparral Steel Co.*                                    7,435           187,511
Chemtura Corp.                                         14,748           183,170
Bowater, Inc.+                                          6,300           178,101
Texas Industries, Inc.                                  3,225           175,440
Rock-Tenn Co. -- Class A                               11,115           167,837
Terra Industries, Inc.*                                24,865           165,352
PolyOne Corp.*                                         26,820           162,529
Chesapeake Corp.                                        8,050           148,040
Methanex Corp.+                                         9,865           146,693
Aracruz Celulose SA                                     3,510           142,436
MacDermid, Inc.                                         5,260           138,128
Cambrex Corp.                                           7,250           137,460
International Flavors & Fragrances,
  Inc.                                                  3,720           132,581
Glatfelter                                              8,970           126,387
BASF AG -- SP ADR                                       1,660           125,164
Scotts Miracle-Gro Co. -- Class A                       1,310           115,188
Nalco Holding Co.*                                      6,796           114,649
Myers Industries, Inc.                                  9,660           112,442
Caraustar Industries, Inc.*                            10,130           111,227
Schweitzer-Mauduit International,
  Inc.                                                  4,975           111,042
Wellman, Inc.                                          15,455            97,830


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2005
--------------------------------------------------------------------------------
  BASIC MATERIALS FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

Valhi, Inc.                                             5,075      $     91,249
Companhia Vale do Rio Doce -- SP
  ADR                                                   1,980            86,843
Pioneer Cos., Inc.*                                     3,425            82,406
Georgia Gulf Corp.                                      3,301            79,488
Mittal Steel NV Co. -- Class A                          2,760            79,488
Omnova Solutions, Inc.*                                17,348            75,811
Votorantim Celulose e Papel SA -- SP
  ADR                                                   5,570            74,638
Penford Corp.                                           5,278            70,567
Steel Technologies, Inc.                                2,640            68,455
IPSCO, Inc.                                               940            67,201
Cemex SA de CV -- SP ADR                                1,162            60,773
Potash Corp. of Saskatchewan+                             620            57,858
Wausau Paper Corp.                                      4,615            57,734
Pope & Talbot, Inc.                                     3,925            40,074
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $31,308,194)                                                 35,763,476
                                                                   ------------

                                                         FACE
                                                       AMOUNT
                                                   ----------
REPURCHASE AGREEMENT 0.2%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                               $   75,050            75,050
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $75,050)                                                         75,050
                                                                   ------------
SECURITIES LENDING COLLATERAL 11.2%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                4,044,558         4,044,558
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,044,558)                                                   4,044,558
                                                                   ------------
TOTAL INVESTMENTS 110.7%
  (Cost $35,427,802)                                               $ 39,883,084
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (10.7)%                                           $ (3,841,792)
                                                                   ============
NET ASSETS - 100.0%                                                $ 36,041,292

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


20 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Amgen, Inc.*+                                         273,297     $  21,773,572
Genentech, Inc.*                                      221,467        18,649,736
Gilead Sciences, Inc.*                                215,106        10,488,569
Genzyme Corp.*                                        129,475         9,275,589
Medimmune, Inc.*                                      227,950         7,670,517
Chiron Corp.*                                         134,626         5,872,386
Biogen Idec, Inc.*                                    144,848         5,718,599
Applera Corp. - Applied Biosystems
  Group                                               236,493         5,496,097
Techne Corp.*+                                         84,069         4,790,252
Invitrogen Corp.*+                                     62,823         4,726,174
Cephalon, Inc.*+                                       95,782         4,446,200
Affymetrix, Inc.*+                                     94,657         4,375,993
Celgene Corp.*+                                        80,201         4,356,518
United Therapeutics Corp.*+                            61,990         4,326,902
Cubist Pharmaceuticals, Inc.*+                        173,587         3,739,064
Angiotech Pharmaceuticals, Inc.*+                     253,909         3,559,804
Crucell -- SP ADR*                                    106,548         2,856,552
Alkermes, Inc.*+                                      170,011         2,856,185
Medarex, Inc.*+                                       298,000         2,836,960
Eyetech Pharmaceuticals, Inc.*+                       145,711         2,616,970
Pharmion Corp.*+                                      112,826         2,460,735
QLT, Inc.*                                            310,704         2,383,100
Myriad Genetics, Inc.*                                101,874         2,226,966
Protein Design Labs, Inc.*                             70,249         1,966,972
Encysive Pharmaceuticals, Inc.*                       157,300         1,852,994
Neurocrine Biosciences, Inc.*+                         35,958         1,768,774
Millennium Pharmaceuticals, Inc.*+                    165,562         1,544,693
Amylin Pharmaceuticals, Inc.*                          43,932         1,528,394
Charles River Laboratories
  International, Inc.*+                                34,104         1,487,616
ImClone Systems, Inc.*                                 45,745         1,438,680
CV Therapeutics, Inc.*+                                51,901         1,388,352
Vertex Pharmaceuticals, Inc.*+                         55,348         1,237,028
Telik, Inc.*+                                          66,850         1,093,666
Human Genome Sciences, Inc.*+                          77,210         1,049,284
ICOS Corp.*                                            31,645           874,035
OSI Pharmaceuticals, Inc.*                             23,990           701,468
Martek Biosciences Corp.*+                             16,178           568,333
Momenta Pharmaceuticals, Inc.*+                        17,600           479,600
Rigel Pharmaceuticals, Inc.*                           18,000           427,860

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

Geron Corp.*+                                          39,700     $     407,719
Illumina, Inc.*                                        31,173           399,326
StemCells, Inc.*+                                      70,100           386,952
Keryx Biopharmaceuticals, Inc.*+                       24,300           382,968
Nektar Therapeutics*+                                  22,200           376,290
Abgenix, Inc.*                                         27,900           353,772
Senomyx, Inc.*                                         20,500           349,115
Zymogenetics, Inc.*                                    20,450           337,425
Gen-Probe, Inc.*                                        6,758           334,183
Genitope Corp.*+                                       47,700           331,038
Aastrom Biosciences, Inc.*+                           130,800           307,380
ViaCell, Inc.*                                         49,300           285,940
Northfield Laboratories, Inc.*+                        19,250           248,325
ID Biomedical Corp.*                                    7,756           233,068
Cell Therapeutics, Inc.*+                              72,075           206,135
Alexion Pharmaceuticals, Inc.*                          6,218           172,114
Serologicals Corp.*+                                    6,649           150,001
Nabi Biopharmeceuticals*                               10,506           137,629
Albany Molecular Research, Inc.*                       10,600           129,108
Dov Pharmaceutical, Inc.*                                  13               221
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $106,527,368)                                               162,439,898
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                   ----------
REPURCHASE AGREEMENT 0.5%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                              $   847,671           847,671
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $847,671)                                                       847,671
                                                                  -------------
SECURITIES LENDING COLLATERAL 15.1%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                               24,705,453        24,705,453
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $24,705,453)                                                 24,705,453
                                                                  -------------
TOTAL INVESTMENTS 115.2%
  (Cost $132,080,492)                                             $ 187,993,022
                                                                  =============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (15.2)%                                          $ (24,874,322)
                                                                  =============
NET ASSETS - 100.0%                                               $ 163,118,700

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  COMMODITIES FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                          FACE             VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 83.8%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                               $11,713,777       $11,713,777
  3.24% due 10/03/05                                 8,921,448         8,921,448
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $20,635,225)                                                  20,635,225
                                                                     -----------
TOTAL INVESTMENTS 83.8%
  (Cost $20,635,225)                                                 $20,635,225
                                                                     ===========
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 16.2%                                                $ 3,976,759
                                                                     -----------
NET ASSETS - 100.0%                                                  $24,611,984
                                                                     ===========

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                            GAIN
                                                     CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
October 2005 Goldman Sachs Commodity
  Index Futures Contracts
  (Aggregate Market
  Value of Contracts $2,467,500)                            21       $    54,622
                                                                     ===========

                                                         UNITS
                                                   -----------
EQUITY INDEX SWAP AGREEMENT
November 2005 Goldman Sachs
  Commodity Index Swap,
  Maturing 11/28/05*
  (Notional Market Value
  $21,103,844)                                           2,821       $   821,551
                                                                     ===========

* PRICE RETURN BASED ON GOLDMAN SACHS COMMODITY INDEX+/- FINANCING AT A VARIABLE RATE.


22 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.2%

Procter & Gamble Co.+                                   29,347     $  1,744,973
PepsiCo, Inc.                                           23,137        1,312,099
Altria Group, Inc.                                      16,854        1,242,308
Coca-Cola Co.                                           22,010          950,612
Archer-Daniels-Midland Co.                              31,620          779,749
General Mills, Inc.                                     15,280          736,496
Sysco Corp.                                             22,128          694,155
WM Wrigley Jr Co.                                        9,530          685,016
Gillette Co.                                            11,696          680,707
Kroger Co.*                                             33,007          679,614
Reynolds American, Inc.+                                 7,920          657,518
Campbell Soup Co.                                       21,071          626,862
Whole Foods Market, Inc.+                                4,450          598,302
Kimberly-Clark Corp.                                     9,960          592,919
Kraft Foods, Inc. -- Class A                            18,725          572,798
Dean Foods Co.*                                         14,220          552,589
Coca-Cola Enterprises, Inc.                             27,090          528,255
Hershey Co.                                              8,944          503,637
Constellation Brands, Inc. --
  Class A*+                                             18,715          486,590
McCormick & Co., Inc.                                   14,476          472,352
Pepsi Bottling Group, Inc.+                             15,770          450,233
Energizer Holdings, Inc.*+                               7,680          435,456
Anheuser-Busch Cos., Inc.+                               9,551          411,075
Loews Corp. - Carolina Group                            10,330          409,378
7-Eleven, Inc.*                                         11,171          397,799
J.M. Smucker Co.+                                        8,050          390,747
PepsiAmericas, Inc.                                     16,790          381,637
Colgate-Palmolive Co.+                                   7,184          379,243
Pilgrim's Pride Corp.                                   10,130          368,732
Alberto-Culver Co. -- Class B+                           8,190          366,503
Church & Dwight Co., Inc.                                9,140          337,632
Tootsie Roll Industries, Inc.                            9,773          310,293
Lancaster Colony Corp.                                   6,477          278,511
Kellogg Co.                                              5,689          262,434
United Natural Foods, Inc.*+                             7,310          258,482
Supervalu, Inc.                                          7,340          228,421
UST, Inc.+                                               5,200          217,672
Sara Lee Corp.+                                         11,102          210,383
TreeHouse Foods, Inc.*                                   7,526          202,299
Hain Celestial Group, Inc.*+                             9,921          192,467
Nash Finch Co.                                           4,206          177,451
H.J. Heinz Co.                                           4,750          173,565
ConAgra Foods, Inc.+                                     6,366          157,559

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Safeway, Inc.+                                           6,009     $    153,830
Avon Products, Inc.                                      5,538          149,526
Natures Sunshine Products, Inc.                          6,307          146,575
J&J Snack Foods Corp.                                    1,774          102,537
Clorox Co.+                                              1,802          100,083
Albertson's, Inc.+                                       3,620           92,853
Estee Lauder Cos., Inc. --
  Class A+                                               2,496           86,936
Cia de Bebidas das Americas --
  SP ADR                                                 1,840           68,411
Cadbury Schweppes PLC --
  SP ADR                                                 1,560           63,539
USANA Health Sciences, Inc.*                             1,320           62,964
Chiquita Brands International,
  Inc.+                                                  2,250           62,888
Playtex Products, Inc.*                                  5,650           62,150
Brown-Forman Corp. -- Class B                            1,008           60,016
Hansen Natural Corp.*+                                   1,250           58,850
Parlux Fragrances, Inc.*+                                1,960           57,114
Longs Drug Stores Corp.                                  1,295           55,543
Gold Kist, Inc.*                                         2,823           55,190
Bunge, Ltd.+                                             1,018           53,567
Elizabeth Arden, Inc.*                                   2,400           51,792
Diageo PLC -- SP ADR+                                      890           51,629
Tyson Foods, Inc. -- Class A                             2,790           50,360
Chattem, Inc.*                                           1,400           49,700
Mannatech, Inc.+                                         3,271           38,761
Molson Coors Brewing Co. --
  Class B                                                  440           28,164
Performance Food Group Co.*                                880           27,773
Smithfield Foods, Inc.*                                    922           27,365
NBTY, Inc.*                                              1,140           26,790
Great Atlantic & Pacific Tea Co.*                          940           26,658
Ralcorp Holdings, Inc.                                     620           25,990
Peet's Coffee & Tea, Inc.*                                 790           24,190
Nu Skin Enterprises, Inc.                                1,267           24,136
Sanderson Farms, Inc.                                      620           23,039
Ruddick Corp.                                              970           22,359
Spartan Stores, Inc.*                                    1,950           20,085
Spectrum Brands, Inc.*                                     830           19,547
Central Garden and Pet Co.*                                430           19,458
American Italian Pasta Co. --
  Class A+                                               1,140           12,152
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $20,756,617)                                                 24,158,043
                                                                   ------------


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2005
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.4%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                                $   85,179     $     85,179
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $85,179)                                                         85,179
                                                                   ------------
SECURITIES LENDING COLLATERAL 13.5%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                 3,292,068        3,292,068
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,292,068)                                                   3,292,068
                                                                   ------------
TOTAL INVESTMENTS 113.1%
  (Cost $24,133,864)                                               $ 27,535,290
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (13.1)%                                           $ (3,182,206)
                                                                   ============
NET ASSETS - 100.0%                                                $ 24,353,084

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


24 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.4%

Intel Corp.                                            153,646     $  3,787,374
Texas Instruments, Inc.+                                73,914        2,505,685
Applied Materials, Inc.                                124,274        2,107,687
KLA-Tencor Corp.+                                       26,949        1,314,033
Broadcom Corp. -- Class A*                              26,335        1,235,375
Advanced Micro Devices, Inc.*+                          44,382        1,118,426
Maxim Integrated Products, Inc.+                        25,235        1,076,273
Novellus Systems, Inc.*                                 42,888        1,075,631
Linear Technology Corp.+                                26,743        1,005,269
National Semiconductor Corp.+                           37,927          997,480
Analog Devices, Inc.+                                   25,925          962,854
Altera Corp.*+                                          49,342          942,926
Lam Research Corp.*+                                    29,517          899,383
Nvidia Corp.*+                                          25,593          877,328
Microchip Technology, Inc.                              28,203          849,474
MEMC Electronic Materials, Inc.*+                       35,332          805,216
Freescale Semiconductor, Inc. --
  Class B*                                              33,837          797,876
LSI Logic Corp.*+                                       66,133          651,410
Integrated Device Technology,
  Inc.*+                                                59,646          640,598
Cymer, Inc.*+                                           19,396          607,483
Intersil Corp. -- Class A+                              25,041          545,393
International Rectifier Corp.*+                         11,275          508,277
Xilinx, Inc.                                            17,876          497,847
Teradyne, Inc.*+                                        29,003          478,549
Microsemi Corp.*+                                       18,207          465,007
Agere Systems, Inc.*                                    43,603          453,907
Micron Technology, Inc.*+                               32,987          438,727
Cree, Inc.*+                                            16,417          410,753
Varian Semiconductor Equipment
  Associates, Inc.*+                                     9,686          410,396
DSP Group, Inc.*                                        14,758          378,690
Cypress Semiconductor Corp.*+                           24,614          370,441
ATMI, Inc.*                                             11,243          348,533
Standard Microsystems Corp.*                            10,247          306,488
Silicon Laboratories, Inc.*+                            10,083          306,422
Semtech Corp.*+                                         18,592          306,210
Triquint Semiconductor, Inc.*                           83,504          293,934
Skyworks Solutions, Inc.*+                              40,533          284,542
Photronics, Inc.*+                                      14,092          273,385
RF Micro Devices, Inc.*                                 46,545          262,979
Kopin Corp.*                                            36,888          256,372
Credence Systems Corp.*+                                31,515          251,490
Micrel, Inc.*+                                          21,244          238,570
Supertex, Inc.*                                          7,897          236,831
Helix Technology Corp.                                  15,782          232,784
Cohu, Inc.                                               9,452          223,540
Power Integrations, Inc.*                               10,120          220,110
Ultratech, Inc.*                                        13,747          214,316

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Advanced Energy Industries, Inc.*                       19,478     $    209,583
Veeco Instruments, Inc.*                                11,357          182,166
Cabot Microelectronics Corp.*+                           5,570          163,647
Kulicke & Soffa Industries, Inc.*                       22,404          162,429
Brooks Automation, Inc.*+                               11,497          153,255
Exar Corp.*                                             10,640          149,173
Pericom Semiconductor Corp.*                            15,285          135,119
Atmel Corp.*+                                           57,860          119,192
Axcelis Technologies, Inc.*+                            22,627          118,113
Applied Micro Circuits Corp.*                           32,245           96,735
ESS Technologies, Inc.*                                 20,975           74,461
LTX Corp.*                                              17,329           73,128
Lattice Semiconductor Corp.*+                           12,986           55,580
Conexant Systems, Inc.*                                 22,165           39,675
Marvell Technology Group Ltd.*+                            860           39,655
MIPS Technology, Inc.*                                   5,560           37,975
Netlogic Microsystems, Inc.*                             1,740           37,567
Rudolph Technologies, Inc.*+                             2,780           37,447
Entegris, Inc.*+                                         3,230           36,499
IXYS Corp.*                                              3,450           36,432
Sigmatel, Inc.*                                          1,800           36,432
ADE Corp.*                                               1,620           36,418
Cirrus Logic, Inc.*                                      4,750           36,052
Diodes, Inc.*                                              990           35,897
MKS Instruments, Inc.*+                                  2,080           35,838
Tessera Technologies, Inc.*                              1,190           35,593
Taiwan Semiconductor Manufacturing
  Co. Ltd. -- SP ADR                                     4,258           35,001
OmniVision Technologies, Inc.*+                          2,740           34,579
ASML Holding NV*                                         2,070           34,176
Silicon Image, Inc.*                                     3,790           33,693
PDF Solutions, Inc.*                                     2,010           33,366
Genesis Microchip, Inc.*                                 1,510           33,145
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $21,759,556)                                                 35,850,295
                                                                   ------------


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2005
--------------------------------------------------------------------------------
  ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                                $  210,180     $    210,180
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $210,180)                                                       210,180
                                                                   ------------
SECURITIES LENDING COLLATERAL 21.9%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                 7,884,762        7,884,762
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $7,884,762)                                                   7,884,762
                                                                   ------------
TOTAL INVESTMENTS 121.9%
  (Cost $29,854,498)                                               $ 43,945,237
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (21.9)%                                           $ (7,888,962)
                                                                   ============
NET ASSETS - 100.0%                                                $ 36,056,275

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


26 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  ENERGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Exxon Mobil Corp.                                     206,834     $  13,142,232
BP PLC -- SP ADR                                      173,240        12,274,054
Royal Dutch Shell PLC -- SP ADR                       147,900         9,708,156
Total SA -- SP ADR+                                    63,850         8,672,107
ConocoPhillips                                        105,808         7,397,037
Chevron Corp.                                          92,708         6,000,989
Schlumberger Ltd.+                                     66,200         5,585,956
Occidental Petroleum Corp.                             63,585         5,432,067
Repsol YPF SA -- SP ADR                               144,799         4,678,456
Halliburton Co.+                                       63,209         4,331,081
Kerr-McGee Corp.                                       42,410         4,118,435
Devon Energy Corp.+                                    59,394         4,076,804
Burlington Resources, Inc.                             49,993         4,065,431
Transocean, Inc.*                                      63,045         3,865,289
Valero Energy Corp.                                    34,110         3,856,477
Baker Hughes, Inc.+                                    61,015         3,641,375
Marathon Oil Corp.                                     48,909         3,371,297
Apache Corp.                                           43,808         3,295,238
EOG Resources, Inc.                                    43,190         3,234,931
Nabors Industries Ltd.*+                               42,025         3,018,656
Overseas Shipholding Group, Inc.+                      48,461         2,826,730
Williams Cos., Inc.+                                  111,950         2,804,347
Peabody Energy Corp.                                   33,100         2,791,985
Cooper Cameron Corp.*+                                 32,264         2,385,278
Patterson-UTI Energy, Inc.+                            64,000         2,309,120
XTO Energy, Inc.+                                      50,129         2,271,846
Diamond Offshore Drilling, Inc.+                       35,704         2,186,870
Anadarko Petroleum Corp.+                              22,210         2,126,607
Kinder Morgan, Inc.+                                   21,600         2,077,056
National-Oilwell Varco, Inc.*+                         31,164         2,050,591
Chesapeake Energy Corp.+                               53,485         2,045,801
Southwestern Energy Co.*                               27,744         2,036,410
Forest Oil Corp.*                                      38,000         1,979,800
Newfield Exploration Co.*+                             39,550         1,941,905
Sunoco, Inc.                                           24,374         1,906,047
Noble Corp.                                            27,600         1,889,496
Quicksilver Resources, Inc.*+                          35,596         1,701,133
Helmerich & Payne, Inc.+                               27,949         1,687,840
Rowan Cos., Inc.                                       47,550         1,687,549
Grant Prideco, Inc.*                                   40,708         1,654,780
Amerada Hess Corp.                                     11,963         1,644,912
Cabot Oil & Gas Corp.                                  32,485         1,640,817
Consol Energy, Inc.                                    20,700         1,578,789
Vintage Petroleum, Inc.                                33,942         1,549,792
Murphy Oil Corp.                                       29,928         1,492,509
Remington Oil & Gas Corp.*                             35,150         1,458,725
Denbury Resources, Inc.*                               27,900         1,407,276
St. Mary Land & Exploration Co.+                       38,240         1,399,584
Pride International, Inc.*+                            48,325         1,377,746
Smith International, Inc.+                             40,400         1,345,724

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

ENSCO International, Inc.+                             28,800     $   1,341,792
Noble Energy, Inc.+                                    27,700         1,299,130
Veritas DGC, Inc.*+                                    35,387         1,295,872
Arch Coal, Inc.+                                       18,640         1,258,200
Cal Dive International, Inc.*+                         19,716         1,250,192
W&T Offshore, Inc.                                     38,500         1,248,555
Massey Energy Co.+                                     24,400         1,246,108
Lone Star Technologies, Inc.*+                         22,400         1,245,216
Swift Energy Co.*+                                     26,820         1,227,015
Weatherford International Ltd.*+                       17,746         1,218,440
SEACOR Holdings, Inc.*+                                16,750         1,215,715
Frontier Oil Corp.                                     26,700         1,184,145
Plains Exploration & Production
  Co.*                                                 27,620         1,182,688
Tesoro Corp.                                           17,200         1,156,528
Unit Corp.*                                            20,046         1,108,143
Hydril*+                                               15,850         1,087,944
Range Resources Corp.                                  26,000         1,003,860
Petroleum Development Corp.*                           25,299           969,964
Grey Wolf, Inc.*                                      113,250           954,697
Tetra Technologies, Inc.*                              28,450           888,209
Cimarex Energy Co.*+                                   19,371           878,087
TransMontaigne, Inc.*                                  82,635           660,254
W-H Energy Services, Inc.*                             20,270           657,153
PetroChina Co. Ltd. -- SP ADR+                          7,450           621,107
Western Gas Resources, Inc.+                           11,500           589,145
ENI-Ente Nazionale Idrocarburi --
  SP ADR+                                               3,700           547,970
BJ Services Co.                                        15,194           546,832
Petroleo Brasiliero SA -- Petrobras                     7,600           543,324
Oceaneering International, Inc.*                        9,900           528,759
Todco -- Class A*                                      12,450           519,290
Pioneer Natural Resources Co.+                          9,175           503,891
GulfMark Offshore, Inc.*                               14,292           461,203
Maverick Tube Corp.*+                                  15,300           459,000
Teekay Shipping Corp.                                  10,600           456,330
Tenaris SA -- SP ADR+                                   3,100           427,304
Parker Drilling Co.*                                   35,000           324,450
Pioneer Drilling Co.*                                  15,459           301,760
NS Group, Inc.*                                         7,650           300,263
Stolt Offshore SA -- SP ADR*                           20,500           237,390
Offshore Logistics, Inc.*                               6,169           228,253
Global Industries, Ltd.*+                              14,905           219,700
Superior Energy Services*                               9,100           210,119
GlobalSantaFe Corp.+                                    4,300           196,166
Atwood Oceanics, Inc.*                                  1,845           155,367
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $145,502,693)                                               204,978,663
                                                                  -------------


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2005
--------------------------------------------------------------------------------
  ENERGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT 0.9%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                              $ 1,926,221     $   1,926,221
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,926,221)                                                   1,926,221
                                                                  -------------
SECURITIES LENDING COLLATERAL 14.3%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                               29,424,576        29,424,576
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $29,424,576)                                                 29,424,576
                                                                  -------------
TOTAL INVESTMENTS 114.7%
  (Cost $176,853,490)                                             $ 236,329,460
                                                                  =============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (14.7)%                                          $ (30,251,177)
                                                                  =============
NET ASSETS - 100.0%                                               $ 206,078,283

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


28 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Schlumberger Ltd.+                                    200,599     $  16,926,544
Halliburton Co.+                                      222,638        15,255,156
Baker Hughes, Inc.+                                   186,930        11,155,982
Transocean, Inc.*                                     178,877        10,966,949
Nabors Industries Ltd.*+                              121,747         8,745,087
National-Oilwell Varco, Inc.*+                        127,371         8,381,012
Noble Corp.                                            97,985         6,708,053
Patterson-UTI Energy, Inc.+                           184,450         6,654,956
Diamond Offshore Drilling, Inc.+                      108,211         6,627,924
BJ Services Co.+                                      179,422         6,457,398
Weatherford International Ltd.*+                       92,506         6,351,462
Grant Prideco, Inc.*+                                 152,242         6,188,637
ENSCO International, Inc.                             127,877         5,957,789
Cooper Cameron Corp.*+                                 75,834         5,606,408
Smith International, Inc.+                            163,548         5,447,784
Rowan Cos., Inc.+                                     148,640         5,275,233
Pride International, Inc.*                            172,012         4,904,062
Helmerich & Payne, Inc.+                               80,440         4,857,772
Unit Corp.*                                            70,939         3,921,508
Cal Dive International, Inc.*+                         58,289         3,696,105
SEACOR Holdings, Inc.*+                                49,833         3,616,879
Veritas DGC, Inc.*+                                    95,724         3,505,413
Lone Star Technologies, Inc.*+                         62,287         3,462,534
Tetra Technologies, Inc.*                             104,117         3,250,533
Hydril*+                                               45,128         3,097,586
Tidewater, Inc.+                                       61,995         3,017,297
CARBO Ceramics, Inc.                                   39,684         2,618,747
W-H Energy Services, Inc.*+                            76,043         2,465,314
Oceaneering International, Inc.*+                      43,682         2,333,056
Maverick Tube Corp.*+                                  74,925         2,247,750
Offshore Logistics, Inc.*                              57,713         2,135,381
Atwood Oceanics, Inc.*+                                22,963         1,933,714
FMC Technologies, Inc.*                                44,394         1,869,431
Grey Wolf, Inc.*                                      134,143         1,130,825
GulfMark Offshore, Inc.*                               27,800           897,106
NS Group, Inc.*                                        18,337           719,727
Hanover Compressor Co.*                                38,771           537,366
Tenaris SA -- SP ADR+                                   3,865           532,752
Stolt Offshore SA -- SP ADR*                           45,500           526,890
Input/Output, Inc.*+                                   54,970           438,661
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $133,786,065)                                               190,422,783
                                                                  -------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.9%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                              $ 1,798,926     $   1,798,926
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,798,926)                                                   1,798,926
                                                                  -------------
SECURITIES LENDING COLLATERAL 23.3%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                               44,624,941        44,624,941
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $44,624,941)                                                 44,624,941
                                                                  -------------
TOTAL INVESTMENTS 123.7%
  (Cost $180,209,932)                                             $ 236,846,650
                                                                  =============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (23.7)%                                          $ (45,451,123)
                                                                  =============
NET ASSETS - 100.0%                                               $ 191,395,527

*     NON-INCOME PRODUCING SECURITY

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 100.1%

Citigroup, Inc.                                         16,042     $    730,232
J.P. Morgan Chase & Co.                                 17,025          577,658
American Express Co.                                     9,122          523,968
Wachovia Corp.+                                         10,366          493,318
St. Paul Travelers Cos., Inc.                            9,630          432,098
Washington Mutual, Inc.+                                10,236          401,456
Hartford Financial Services
  Group, Inc.+                                           5,080          392,024
Chubb Corp.+                                             4,166          373,065
Allstate Corp.+                                          6,740          372,655
National City Corp.                                     10,730          358,811
SunTrust Banks, Inc.                                     5,141          357,042
Capital One Financial Corp.+                             4,390          349,093
KeyCorp+                                                10,483          338,077
Wells Fargo & Co.+                                       5,749          336,719
CIT Group, Inc.                                          7,390          333,880
W.R. Berkley Corp.                                       8,276          326,736
North Fork Bancorporation, Inc.+                        12,536          319,668
Leucadia National Corp.                                  7,350          316,785
Radian Group, Inc.+                                      5,929          314,830
U.S. Bancorp+                                           11,076          311,014
Host Marriott Corp.+                                    18,080          305,552
PMI Group, Inc.+                                         7,440          296,633
Vornado Realty Trust                                     3,391          293,728
Unitrin, Inc.+                                           6,170          292,828
Nationwide Financial Services, Inc.                      7,270          291,164
Providian Financial Corp.*                              16,446          290,765
Allied Capital Corp.+                                   10,100          289,163
Zions Bancorporation+                                    4,050          288,401
Capital Automotive REIT                                  7,440          288,002
SVB Financial Group*+                                    5,801          282,161
First Bancorp Puerto Rico                               16,646          281,650
Golden West Financial Corp.+                             4,720          280,321
AmeriCredit Corp.*+                                     11,586          276,558
IndyMac Bancorp, Inc.+                                   6,930          274,289
CBL & Associates Properties, Inc.                        6,658          272,911
iStar Financial, Inc.                                    6,680          270,072
Zenith National Insurance Corp.                          4,240          265,806
Essex Property Trust, Inc.+                              2,930          263,700
Downey Financial Corp.+                                  4,246          258,581
Whitney Holding Corp.                                    9,380          253,635
Franklin Resources, Inc.+                                2,948          247,514
First American Corp.                                     5,396          246,435
PartnerRe Ltd.                                           3,800          243,390
FirstFed Financial Corp.*                                4,500          242,145
ING Groep NV -- SP ADR                                   7,902          235,401
Metris Companies, Inc.*                                 15,890          232,471
St. Joe Co.                                              3,690          230,441
Arbor Realty Trust, Inc.                                 8,090          227,329
Pan Pacific Retail Properties, Inc.                      3,430          226,037
Macerich Co.                                             3,470          225,342

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Philadelphia Consolidated
  Holding Co.*+                                          2,570     $    218,193
Barclays PLC -- SP ADR                                   5,296          215,971
Endurance Specialty Holdings Ltd.                        6,260          213,529
Marshall & Ilsley Corp.                                  4,900          213,199
Boston Properties, Inc.                                  2,960          209,864
CB Richard Ellis Group, Inc. --
  Class A*                                               4,187          206,000
American Financial Group, Inc./OH                        6,000          203,580
Sovereign Bancorp, Inc.+                                 8,870          195,495
CNA Financial Corp.*                                     6,330          189,077
American International Group, Inc.                       2,940          182,162
Bank of America Corp.+                                   4,251          178,967
SLM Corp.                                                3,289          176,422
Legg Mason, Inc.+                                        1,580          173,310
Prudential Financial, Inc.+                              2,526          170,657
MetLife, Inc.+                                           3,406          169,721
Loews Corp.+                                             1,761          162,734
Chicago Mercantile Exchange
  Holdings, Inc.+                                          466          157,182
Corus Bankshares, Inc.                                   2,760          151,331
Uniao de Bancos Brasileiros SA                           2,710          142,546
Morgan Stanley                                           2,640          142,402
Banco Itau Holding
Financeira SA -- SP ADR+                                 1,190          141,205
Associated Banc-Corp.+                                   4,610          140,513
Lehman Brothers Holdings, Inc.+                          1,200          139,776
Raymond James Financial, Inc.                            4,340          139,401
Simon Property Group, Inc.                               1,880          139,346
Nuveen Investments, Inc. --
  Class A                                                3,460          136,289
Regency Centers Corp.+                                   2,340          134,433
General Growth Properties, Inc.+                         2,960          132,993
Taubman Centers, Inc.                                    3,910          123,947
New Century Financial Corp.                              3,130          113,525
Commerce Group, Inc.                                     1,790          103,856
ACE Ltd.                                                 1,990           93,669
Calamos Asset Management,
  Inc. -- Class A                                        3,716           91,711
UnumProvident Corp.+                                     4,276           87,658
Banco Bradesco SA -- SP ADR+                             1,720           84,142
Astoria Financial Corp.                                  3,130           82,695
Ameritrade Holding Corp.*                                3,786           81,323
Jones Lang LaSalle, Inc.                                 1,750           80,605
Ohio Casualty Corp.                                      2,596           70,404
Student Loan Corp.                                         290           68,695
Everest Re Group Ltd.+                                     690           67,551
Federal Realty Investment Trust+                         1,100           67,023
American Home Mortgage
  Investment Corp.                                       2,200           66,660
Conseco, Inc.*+                                          3,130           66,074
Mills Corp.                                              1,150           63,342
Axis Capital Holdings Ltd.                               2,110           60,156


30 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2005
--------------------------------------------------------------------------------
  FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Principal Financial Group, Inc.                          1,240     $     58,739
Commercial Net Lease Realty                              2,790           55,800
Kookmin Bank -- SP ADR                                     920           54,510
T. Rowe Price Group, Inc.                                  750           48,975
First Republic Bank+                                     1,370           48,265
MoneyGram International, Inc.                            2,210           47,979
AvalonBay Communities, Inc.+                               550           47,135
Fremont General Corp.+                                   2,110           46,061
Westcorp                                                   710           41,819
Sterling Financial Corp./WA                              1,670           37,659
First Marblehead Corp.+                                  1,450           36,830
Goldman Sachs Group, Inc.                                  290           35,258
Merrill Lynch & Co., Inc.                                  500           30,675
Center Financial Corp.                                   1,120           26,320
ICICI Bank Ltd. -- SP ADR                                  920           25,990
Universal American
  Financial Corp.*+                                      1,100           25,014
KIMCO Realty Corp.+                                        782           24,570
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $21,583,096)                                                 22,872,487
                                                                   ------------

                                                          FACE
                                                        AMOUNT
                                                    ----------
REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                                $  132,110          132,110
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $132,110)                                                       132,110
                                                                   ------------
SECURITIES LENDING COLLATERAL 20.0%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                 4,587,778        4,587,778
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,587,778)                                                   4,587,778
                                                                   ------------
TOTAL INVESTMENTS 120.7%
  (Cost $26,302,984)                                               $ 27,592,375
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (20.7)%                                           $ (4,737,110)
                                                                   ============
NET ASSETS - 100.0%                                                $ 22,855,265

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.

      REIT--REAL ESTATE INVESTMENT TRUST.


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Johnson & Johnson, Inc.                               103,719     $   6,563,338
Pfizer, Inc.                                          254,743         6,360,933
Amgen, Inc.*+                                          58,866         4,689,854
Genentech, Inc.*+                                      49,731         4,187,848
UnitedHealth Group, Inc.+                              67,976         3,820,251
Abbott Laboratories                                    79,253         3,360,327
WellPoint, Inc.*                                       40,010         3,033,558
Schering-Plough Corp.+                                116,050         2,442,853
Aetna, Inc.+                                           26,903         2,317,425
Baxter International, Inc.                             55,454         2,210,951
Guidant Corp.                                          29,900         2,059,811
Wyeth                                                  43,437         2,009,830
Stryker Corp.                                          39,260         1,940,622
Medtronic, Inc.                                        31,564         1,692,462
McKesson Corp.                                         33,500         1,589,575
St. Jude Medical, Inc.*                                33,540         1,569,672
Merck & Co., Inc.                                      56,778         1,544,929
Eli Lilly & Co.+                                       28,133         1,505,678
Express Scripts, Inc.*+                                20,274         1,261,043
Allergan, Inc.+                                        13,690         1,254,278
Coventry Health Care, Inc.*                            14,414         1,239,892
Gilead Sciences, Inc.*+                                25,428         1,239,869
Genzyme Corp.*                                         16,900         1,210,716
Medimmune, Inc.*                                       34,900         1,174,385
Caremark Rx, Inc.*+                                    22,670         1,131,913
Bristol-Myers Squibb Co.+                              46,648         1,122,351
AmerisourceBergen Corp.+                               14,270         1,103,071
Humana, Inc.*                                          23,002         1,101,336
Fisher Scientific
  International, Inc.*+                                16,130         1,000,867
Pacificare Health Systems, Inc.*+                      12,508           997,888
CIGNA Corp.                                             8,370           986,488
C.R. Bard, Inc.                                        14,630           966,019
WellChoice, Inc.*                                      12,270           931,293
Hospira, Inc.*                                         22,689           929,568
Omnicare, Inc.+                                        16,300           916,549
Barr Pharmaceuticals, Inc.*                            15,600           856,752
Health Net, Inc.*+                                     17,600           832,832
Varian Medical Systems, Inc.*+                         20,000           790,200
Tenet Healthcare Corp.*+                               68,600           770,378
Waters Corp.*                                          18,200           757,120
Chiron Corp.*+                                         16,700           728,454
Bausch & Lomb, Inc.+                                    8,400           677,712
Watson Pharmaceuticals, Inc.*+                         18,470           676,187
Kinetic Concepts, Inc.*                                11,063           628,378
Invitrogen Corp.*+                                      8,151           613,200
Endo Pharmaceuticals
  Holdings, Inc.*                                      21,800           581,406
Community Health Systems, Inc.*+                       14,800           574,388

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

Triad Hospitals, Inc.*+                                12,600     $     570,402
Dade Behring Holdings, Inc.                            15,540           569,696
Cytyc Corp.*                                           20,300           545,055
Respironics, Inc.*                                     12,800           539,904
Beckman Coulter, Inc.                                   9,884           533,538
IVAX Corp.*                                            19,500           514,020
Inamed Corp.*                                           6,600           499,488
Affymetrix, Inc.*+                                     10,600           490,038
Kos Pharmaceuticals, Inc.*                              7,200           481,896
Universal Health Services,
  Inc. -- Class B+                                      9,100           433,433
Techne Corp.*+                                          7,600           433,048
HCA, Inc.                                               9,016           432,047
Cardinal Health, Inc.+                                  6,206           393,709
Sybron Dental Specialties, Inc.*+                       8,200           340,956
Neurometrix, Inc.*                                      9,500           282,815
Radiation Therapy Services, Inc.*+                      8,469           269,822
Immucor, Inc.*+                                         9,620           263,973
Boston Scientific Corp.*+                              11,253           262,983
Alcon, Inc.                                             2,000           255,760
Matria Healthcare, Inc.*                                6,700           252,925
Thoratec Corp.*                                        14,000           248,640
Chemed Corp.                                            5,700           247,038
Allscripts Healthcare
  Solutions Inc.*+                                     13,700           246,874
Intuitive Surgical, Inc.*+                              3,300           241,857
Lifecell Corp.*                                        11,000           237,930
Per-Se Technologies, Inc.*+                            11,500           237,590
United Therapeutics Corp.*+                             3,400           237,320
AstraZeneca PLC -- SP ADR                               5,000           235,500
Teva Pharmaceutical Industries
  Ltd. -- SP ADR+                                       6,900           230,598
SuperGen, Inc.*+                                       36,600           230,580
WellCare Health Plans, Inc.*                            6,200           229,710
Advanced Neuromodulation
  Systems, Inc.*+                                       4,800           227,808
CNS, Inc.                                               8,600           224,202
NuVasive, Inc.*                                        11,800           221,132
Kindred Healthcare, Inc.*                               7,100           211,580
Laserscope*+                                            7,400           208,532
Discovery Laboratories, Inc.*                          31,900           205,755
The Trizetto Group, Inc.*                              14,000           197,680
Orasure Technologies, Inc.*                            20,900           197,087
AMERIGROUP Corp.*                                       9,700           185,464
Zimmer Holdings, Inc.*+                                 2,000           137,780
Schering AG -- SP ADR                                       1                63
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $80,315,516)                                                 92,960,678
                                                                  -------------


32 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2005
--------------------------------------------------------------------------------
  HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                              $   554,075     $     554,075
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $554,075)                                                       554,075
                                                                  -------------
SECURITIES LENDING COLLATERAL 18.3%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                               17,121,943        17,121,943
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $17,121,943)                                                 17,121,943
                                                                  -------------
TOTAL INVESTMENTS 118.5%
  (Cost $97,991,534)                                              $ 110,636,696
                                                                  =============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (18.5)%                                          $ (17,244,526)
                                                                  =============
NET ASSETS - 100.0%                                               $  93,392,170

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  INTERNET FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.3%

Cisco Systems, Inc.*                                    67,376     $  1,208,052
Qualcomm, Inc.                                          19,931          891,912
Google, Inc. -- Class A*+                                2,812          889,886
Time Warner, Inc.                                       47,199          854,774
Yahoo!, Inc.*+                                          24,079          814,833
eBay, Inc.*                                             17,799          733,319
Broadcom Corp. -- Class A*                              11,223          526,471
Juniper Networks, Inc.*+                                17,772          422,796
Intuit, Inc.*+                                           9,365          419,646
McAfee, Inc.*+                                          12,445          391,022
Amazon.com, Inc.*+                                       8,371          379,206
Qwest Communications
  International, Inc.*                                  90,932          372,821
Research In Motion Ltd.*+                                5,364          366,898
IAC/InterActiveCorp*+                                   13,398          339,639
VeriSign, Inc.*+                                        15,798          337,603
Symantec Corp.*                                         13,627          308,788
Foundry Networks, Inc.*+                                23,954          304,216
EarthLink, Inc.*                                        25,136          268,955
Check Point Software
  Technologies Ltd.*+                                   10,870          264,358
Sun Microsystems, Inc.*                                 65,908          258,359
F5 Networks, Inc.*+                                      5,931          257,821
Internet Security Systems, Inc.*                        10,518          252,537
United Online, Inc.                                     17,624          244,092
WebMD Corp.*+                                           18,910          209,523
E*Trade Financial Corp.*                                11,735          206,536
BEA Systems, Inc.*                                      22,045          197,964
Macromedia, Inc.*                                        4,617          187,773
Websense, Inc.*                                          3,050          156,190
TIBCO Software, Inc.*                                   18,147          151,709
j2 Global Communications, Inc.*                          3,410          137,832
Monster Worldwide, Inc.*+                                3,897          119,677
Expedia, Inc.*                                           5,724          113,392
Siebel Systems, Inc.                                     9,785          101,079
InfoSpace, Inc.*                                         3,762           89,799
Click Commerce, Inc.*                                    4,791           87,819
CheckFree Corp.*                                         1,945           73,560
Stamps.com, Inc.*                                        4,120           70,905
Red Hat, Inc.*                                           3,106           65,816
Nutri/System, Inc.*                                      2,146           53,693
Internet Initiative Japan, Inc. --
  SP ADR*                                                4,414           41,536
Netflix, Inc.*+                                          1,190           30,928
CNET Networks, Inc.*                                     2,266           30,750
Audible, Inc.*+                                          2,106           25,883
Digitas, Inc.*+                                          2,146           24,379
Palm, Inc.*+                                               737           20,879
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $10,873,772)                                                 13,305,626
                                                                   ------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.7%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                                $   95,400     $     95,400
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $95,400)                                                         95,400
                                                                   ------------
SECURITIES LENDING COLLATERAL 9.7%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                 1,299,546        1,299,546
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,299,546)                                                   1,299,546
                                                                   ------------
TOTAL INVESTMENTS 109.7%
  (Cost $12,268,718)                                               $ 14,700,572
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (9.7)%                                            $ (1,303,858)
                                                                   ============
NET ASSETS - 100.0%                                                $ 13,396,714

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


34 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  LEISURE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.8%

The Walt Disney Co.                                     31,036     $    748,899
Time Warner, Inc.                                       39,184          709,622
News Corp. -- Class A                                   41,990          654,624
Carnival Corp.                                          10,680          533,786
Viacom, Inc. -- Class B                                 15,133          499,540
McDonald's Corp.+                                       14,840          496,992
MGM Mirage, Inc.*+                                      10,840          474,467
Yum! Brands, Inc.                                        9,618          465,607
Marriott International, Inc. --
  Class A+                                               7,316          460,908
Starbucks Corp.*                                         8,994          450,599
Hilton Hotels Corp.                                     17,493          390,444
Darden Restaurants, Inc.+                               10,842          329,271
Hasbro, Inc.                                            15,126          297,226
Brinker International, Inc.*+                            7,780          292,217
Brunswick Corp.                                          7,392          278,900
Boyd Gaming Corp.                                        6,310          272,087
Starwood Hotels & Resorts
  Worldwide, Inc.+                                       4,758          272,015
DreamWorks Animation
  SKG, Inc. -- Class A*                                  9,340          258,344
Polaris Industries, Inc.+                                5,188          257,065
THQ, Inc.*                                              11,210          238,997
Electronic Arts, Inc.*                                   4,195          238,653
Shuffle Master, Inc.*+                                   9,023          238,478
Papa John's International, Inc.*                         4,713          236,216
Applebee's International, Inc.                          11,327          234,356
CBRL Group, Inc.+                                        6,940          233,600
Activision, Inc.*+                                      10,626          217,302
Warner Music Group Corp.*                               11,280          208,793
Marvel Entertainment, Inc.*+                            11,439          204,415
Panera Bread Co. -- Class A*                             3,760          192,437
Jakks Pacific, Inc.*+                                   11,600          188,268
Choice Hotels International, Inc.                        2,876          185,905
IHOP Corp.                                               4,550          185,367
Harrah's Entertainment, Inc.                             2,523          164,474
Las Vegas Sands Corp.*+                                  4,980          163,892
Sonic Corp.*                                             5,720          156,442
Bluegreen Corp.*                                         8,100          142,965
Royal Caribbean Cruises Ltd.+                            3,240          139,968
Mattel, Inc.+                                            8,143          135,825
Scientific Games Corp. -- Class A*                       4,350          134,850
Dave & Buster's, Inc.*                                  10,030          133,900
International Game
  Technology, Inc.+                                      4,784          129,168
Wynn Resorts Ltd.*+                                      2,799          126,375
O'Charleys, Inc.*                                        8,205          117,414
Shanda Interactive
  Entertainment Ltd.*+                                   4,280          115,774
Jack in the Box, Inc.*+                                  3,295           98,553

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Eastman Kodak Co.                                        4,013     $     97,636
Station Casinos, Inc.                                    1,360           90,250
Luby's, Inc.*                                            6,410           83,715
Lions Gate Entertainment Corp.*+                         8,540           81,472
Argosy Gaming Co.*                                       1,542           72,459
Bally Total Fitness Holding Corp.*                      15,424           68,945
Wendy's International, Inc.                              1,421           64,158
Pixar*+                                                  1,174           52,255
GTECH Holdings Corp.                                     1,616           51,809
Penn National Gaming, Inc.*                              1,650           51,331
Lone Star Steakhouse &
  Saloon, Inc.                                           1,750           45,500
Ameristar Casinos, Inc.                                  2,180           45,431
Domino's Pizza, Inc.                                     1,750           40,810
Marinemax, Inc.*                                         1,520           38,745
Nautilus, Inc.+                                          1,180           26,043
Meade Instruments Corp.*                                 7,223           19,213
Krispy Kreme Doughnuts, Inc.*+                           2,410           15,087
Mikohn Gaming Corp.*                                     1,130           15,018
Oakley, Inc.                                               820           14,219
Monarch Casino & Resort, Inc.*                             720           12,233
Outback Steakhouse, Inc.                                   195            7,137
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $11,690,656)                                                 13,698,466
                                                                   ------------

                                                          FACE
                                                        AMOUNT
                                                    ----------
REPURCHASE AGREEMENT 0.6%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                                $   80,519           80,519
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $80,519)                                                         80,519
                                                                   ------------
SECURITIES LENDING COLLATERAL 11.3%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                 1,556,276        1,556,276
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,556,276)                                                   1,556,276
                                                                   ------------
TOTAL INVESTMENTS 111.7%
  (Cost $13,327,451)                                               $ 15,335,261
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (11.7)%                                           $ (1,606,724)
                                                                   ============
NET ASSETS - 100.0%                                                $ 13,728,537

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 98.6%

Newmont Mining Corp.+                                 681,800     $  32,160,506
Freeport-McMoRan Copper &
  Gold, Inc. -- Class B+                              474,743        23,067,762
Barrick Gold Corp.+                                   606,929        17,631,288
Goldcorp, Inc.+                                       713,989        14,308,340
Placer Dome, Inc.                                     778,761        13,355,751
AngloGold Ashanti Ltd. --
  SP ADR+                                             285,036        12,096,928
Gold Fields Ltd. -- SP ADR                            681,070         9,895,947
Glamis Gold Ltd.*+                                    389,744         8,613,342
Harmony Gold Mining Co. Ltd. --
  SP ADR*+                                            741,436         8,111,310
Coeur d'Alene Mines Corp.*+                         1,911,378         8,085,129
Meridian Gold, Inc.*                                  347,086         7,604,654
Pan American Silver Corp.*                            418,499         7,390,692
Cia de Minas Buenaventura SA --
  SP ADR                                              233,300         7,243,965
Royal Gold, Inc.+                                     259,166         6,963,790
Agnico-Eagle Mines Ltd.+                              456,409         6,759,417
Kinross Gold Corp.*                                   799,324         6,138,808
Bema Gold Corp.*                                    2,195,395         5,905,613
Randgold Resources Ltd. --
  SP ADR*+                                            358,328         5,632,916
Silver Standard Resources, Inc.*+                     377,508         5,171,860
Apex Silver Mines Ltd.*                               318,822         5,008,694
Hecla Mining Co.*+                                  1,139,743         4,992,074
Golden Star Resources Ltd.*+                        1,423,011         4,752,857
Stillwater Mining Co.*                                422,452         3,865,436
Novagold Resources, Inc.*+                            411,324         3,294,705
Crystallex International Corp.*+                    1,904,917         2,990,720
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $149,196,513)                                               231,042,504
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                  -----------
SECURITIES LENDING COLLATERAL 27.2%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                              $63,821,777        63,821,777
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $63,821,777)                                                 63,821,777
                                                                  -------------
TOTAL INVESTMENTS 125.8%
  (Cost $213,018,290)                                             $ 294,864,281
                                                                  =============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (25.8)%                                          $ (60,565,247)
                                                                  =============
NET ASSETS - 100.0%                                               $ 234,299,034

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


36 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Simon Property Group, Inc.+                              9,451     $    700,508
Equity Office Properties Trust+                         18,646          609,911
Equity Residential+                                     15,560          588,946
General Growth Properties, Inc.+                        13,088          588,044
Vornado Realty Trust                                     6,635          574,724
ProLogis+                                               12,044          533,670
Public Storage, Inc.+                                    7,316          490,172
KIMCO Realty Corp.+                                     15,450          485,439
Archstone-Smith Trust+                                  11,994          478,201
Boston Properties, Inc.                                  6,680          473,612
Plum Creek Timber Co., Inc. (REIT)+                     12,460          472,359
Host Marriott Corp.+                                    24,678          417,058
AvalonBay Communities, Inc.+                             4,860          416,502
Duke Realty Corp.+                                      11,229          380,439
Developers Diversified Realty Corp.                      8,054          376,122
Trizec Properties, Inc.                                 15,341          353,763
iStar Financial, Inc.                                    8,730          352,954
AMB Property Corp.                                       7,666          344,203
Health Care Property Investors, Inc.                    12,650          341,423
CB Richard Ellis Group, Inc. --
  Class A*                                               6,810          335,052
Apartment Investment &
Management Co. -- Class A+                               8,300          321,874
Liberty Property Trust+                                  7,560          321,602
Weingarten Realty Investors                              8,421          318,735
St. Joe Co.                                              5,101          318,557
Macerich Co.+                                            4,881          316,972
Global Signal, Inc.                                      7,070          316,312
United Dominion Realty Trust, Inc.                      13,319          315,660
Ventas, Inc.                                             9,544          307,317
Shurgard Storage Centers, Inc. --
  Class A                                                5,474          305,832
Federal Realty Investment Trust                          5,004          304,894
Regency Centers Corp.+                                   5,300          304,485
Reckson Associates Realty Corp.                          8,659          299,168
Rayonier, Inc.                                           5,186          298,817
Arden Realty, Inc.+                                      7,223          297,371
Camden Property Trust                                    5,255          292,966
SL Green Realty Corp.                                    4,191          285,742
Hospitality Properties Trust                             6,646          284,848
HRPT Properties Trust                                   22,480          278,977
Mack-Cali Realty Corp.                                   6,201          278,673
Forest City Enterprises, Inc. --
  Class A                                                7,254          276,377
BRE Properties, Inc. -- Class A                          6,150          273,675
Pan Pacific Retail Properties, Inc.                      4,133          272,365
Mills Corp.+                                             4,840          266,587
Essex Property Trust, Inc.+                              2,923          263,070
CBL & Associates Properties, Inc.                        6,376          261,352
Prentiss Properties Trust                                6,266          254,400

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

CenterPoint Properties Trust                             5,670     $    254,016
Health Care REIT, Inc.                                   6,660          247,019
New Plan Excel Realty Trust                             10,682          245,152
Capital Automotive REIT                                  6,279          243,060
Crescent Real Estate EQT Co.                            11,779          241,587
Thornburg Mortgage, Inc.+                                9,612          240,877
Healthcare Realty Trust, Inc.                            5,870          235,622
CarrAmerica Realty Corp.                                 6,500          233,675
First Industrial Realty Trust, Inc.                      5,827          233,371
Realty Income Corp.                                      9,610          229,775
Alexandria Real Estate Equities, Inc.                    2,762          228,390
Kilroy Realty Corp.                                      4,015          224,960
Nationwide Health Properties, Inc.                       9,596          223,587
Corporate Office Properties
  Trust SBI/MD                                           6,202          216,760
Post Properties, Inc.                                    5,810          216,422
Brandywine Realty Trust+                                 6,900          214,521
Colonial Properties Trust                                4,818          214,305
Senior Housing Properties Trust                         11,095          210,805
American Financial Realty Trust                         14,670          208,314
Highwoods Properties, Inc.+                              7,050          208,045
Cousins Properties, Inc.+                                6,794          205,315
Taubman Centers, Inc.                                    6,375          202,087
Heritage Property Investment Trust                       5,732          200,620
New Century Financial Corp.                              5,490          199,122
Washington Real Estate Investment
  Trust                                                  6,370          198,171
Lexington Corporate Properties
  Trust                                                  8,316          195,842
Pennsylvania Real Estate
  Investment Trust                                       4,586          193,437
Commercial Net Lease Realty                              9,520          190,400
Home Properties, Inc.                                    4,842          190,048
Mid-America Apartment
  Communities, Inc.+                                     3,883          180,598
Friedman Billings Ramsey Group,
  Inc. -- Class A+                                      17,520          178,529
LaSalle Hotel Properties                                 5,164          177,900
Annaly Mortgage Management, Inc.                        13,365          173,077
Trustreet Properties, Inc.                              11,009          172,291
Eastgroup Properties, Inc.                               3,928          171,850
Sovran Self Storage, Inc.                                3,457          169,220
Entertainment Properties Trust                           3,774          168,434
FelCor Lodging Trust, Inc.*                             11,100          168,165
Equity Lifestyle Properties, Inc.                        3,673          165,285
Inland Real Estate Corp.                                10,230          160,202
Meristar Hospitality Corp.*                             17,286          157,821
PS Business Parks, Inc.                                  3,395          155,491
Innkeepers USA Trust                                     9,610          148,475
Glimcher Realty Trust                                    5,952          145,645
National Health Investors, Inc.                          5,106          140,977
Equity Inns, Inc.                                       10,403          140,441


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2005
--------------------------------------------------------------------------------
  REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Tanger Factory Outlet Centers, Inc.                      5,044     $    140,274
AMLI Residential Properties Trust                        4,340          139,184
Sun Communities, Inc.                                    3,951          129,435
Saul Centers, Inc.                                       3,585          129,024
Parkway Properties, Inc./MD                              2,664          124,995
Glenborough Realty Trust, Inc.                           6,345          121,824
Town & Country Trust+                                    4,150          120,433
Ramco-Gershenson Properties Trust                        4,099          119,650
Acadia Realty Trust                                      6,508          117,079
Bedford Property Investors, Inc.                         4,560          108,710
Correctional Properties Trust                            3,507          103,141
Universal Health Realty
  Income Trust                                           2,963           98,520
Urstadt Biddle Properties, Inc.                          5,170           78,377
Winston Hotels, Inc.                                     7,639           76,390
Associated Estates Realty Corp.                          7,513           73,627
American Land Lease, Inc.                                2,450           58,188
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $24,634,236)                                                 27,808,287
                                                                   ------------

                                                          FACE
                                                        AMOUNT
                                                    ----------
REPURCHASE AGREEMENT 0.3%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                                $   76,519           76,519
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $76,519)                                                         76,519
                                                                   ------------
SECURITIES LENDING COLLATERAL 7.7%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                 2,151,769        2,151,769
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,151,769)                                                   2,151,769
                                                                   ------------
TOTAL INVESTMENTS 107.5%
  (Cost $26,862,524)                                               $ 30,036,575
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (7.5)%                                            $ (2,092,106)
                                                                   ============
NET ASSETS - 100.0%                                                $ 27,944,469

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      REIT--REAL ESTATE INVESTMENT TRUST.


30 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  RETAILING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.9%

Wal-Mart Stores, Inc.+                                  23,184     $  1,015,923
Home Depot, Inc.                                        19,837          756,583
eBay, Inc.*                                             13,312          548,454
Federated Department Stores, Inc.                        8,079          540,243
Nordstrom, Inc.                                         14,740          505,877
Lowe's Cos., Inc.+                                       7,436          478,878
Target Corp.                                             8,333          432,733
Staples, Inc.+                                          19,709          420,196
Costco Wholesale Corp.+                                  8,525          367,342
Walgreen Co.+                                            7,620          331,089
Best Buy Co., Inc.+                                      7,561          329,130
Genuine Parts Co.                                        7,614          326,641
Sherwin-Williams Co.                                     7,039          310,209
AutoZone, Inc.*+                                         3,520          293,040
Office Depot, Inc.*+                                     9,423          279,863
CarMax, Inc.*+                                           8,830          276,114
CVS Corp.+                                               8,478          245,947
J.C. Penney Holding Co., Inc.                            4,810          228,090
Michaels Stores, Inc.                                    6,770          223,816
Petsmart, Inc.                                          10,101          220,000
Sears Holdings Corp.*+                                   1,694          210,767
Big Lots, Inc.*+                                        19,130          210,239
American Eagle Outfitters, Inc.                          8,806          207,205
Pacific Sunwear of California, Inc.*+                    9,240          198,106
Neiman-Marcus Group, Inc. --
  Class A                                                1,940          193,903
AutoNation, Inc.*+                                       9,545          190,614
Aeropostale, Inc.*+                                      8,770          186,362
ShopKo Stores, Inc.*                                     7,280          185,786
Amazon.com, Inc.*+                                       4,093          185,413
Advance Auto Parts, Inc.*+                               4,680          181,022
Men's Wearhouse, Inc.*                                   6,615          176,620
Payless Shoesource, Inc.*+                               9,887          172,034
Urban Outfitters, Inc.*+                                 5,712          167,933
IAC/InterActiveCorp*+                                    6,492          164,572
Barnes & Noble, Inc.                                     4,250          160,225
Aaron Rents, Inc.                                        7,231          152,936
Asbury Automotive Group, Inc.*                           8,889          151,380
Building Material Holding Corp.                          1,612          150,222
Limited Brands, Inc.+                                    7,173          146,544
Ross Stores, Inc.                                        5,970          141,489
HOT Topic, Inc.*                                         9,170          140,851
Chico's FAS, Inc.*+                                      3,712          136,602
Buckle, Inc.                                             3,842          130,513
Abercrombie & Fitch Co. -- Class A                       2,590          129,111
Genesco, Inc.*                                           3,420          127,361
TBC Corp.*                                               3,655          126,061
The Gap, Inc.                                            7,048          122,847
Kohl's Corp.*                                            2,431          121,988

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Burlington Coat Factory Warehouse
  Corp.                                                  3,172     $    120,663
Bebe Stores, Inc.+                                       5,960          104,300
Too, Inc.*+                                              3,480           95,456
Pantry, Inc.*                                            2,410           90,062
Bed Bath & Beyond, Inc.*                                 2,235           89,802
Expedia, Inc.*                                           4,351           86,193
Electronics Boutique Holdings
  Corp.*                                                 1,360           85,462
Rite Aid Corp.*+                                        20,780           80,626
Dress Barn, Inc.*+                                       3,290           74,880
Conn's, Inc.*+                                           2,700           74,844
O'Reilly Automotive, Inc.*                               2,440           68,759
Children's Place Retail Stores, Inc.*                    1,920           68,429
Stein Mart, Inc.                                         3,330           67,599
Trans World Entertainment Corp.*                         8,088           63,814
Select Comfort Corp.*                                    3,122           62,378
TJX Cos., Inc.                                           3,007           61,583
Hibbett Sporting Goods, Inc.*                            2,720           60,520
Regis Corp.                                              1,518           57,411
Stamps.com, Inc.*                                        3,220           55,416
United Auto Group, Inc.                                  1,650           54,516
BJ's Wholesale Club, Inc.*+                              1,736           48,261
GameStop Corp. -- Class B*                               1,410           40,030
Foot Locker, Inc.+                                       1,660           36,420
Tuesday Morning Corp.                                    1,250           32,338
Handleman Co.+                                           2,020           25,513
Longs Drug Stores Corp.                                    580           24,876
Family Dollar Stores, Inc.                               1,250           24,838
Sports Authority, Inc.*+                                   800           23,552
CSK Auto Corp.*                                          1,356           20,177
Hancock Fabrics, Inc./DE+                                2,940           19,786
Dollar General Corp.+                                      931           17,075
Restoration Hardware, Inc.*                              2,700           17,064
Guess ?, Inc.*                                             710           15,215
Insight Enterprises, Inc.*                                 808           15,029
99 Cents Only Stores*                                    1,470           13,598
Movie Gallery, Inc.+                                       880            9,143
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $11,595,610)                                                 14,604,502
                                                                   ------------


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2005
--------------------------------------------------------------------------------
  RETAILING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.4%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                                $   61,782     $     61,782
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $61,782)                                                         61,782
                                                                   ------------
SECURITIES LENDING COLLATERAL 23.0%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                 3,361,109        3,361,109
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,361,109)                                                   3,361,109
                                                                   ------------
TOTAL INVESTMENTS 123.3%
  (Cost $15,018,501)                                               $ 18,027,393
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (23.3)%                                           $ (3,411,390)
                                                                   ============
NET ASSETS - 100.0%                                                $ 14,616,003

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.


40 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.8%

Microsoft Corp.                                         91,724     $  2,360,059
Intel Corp.                                             83,952        2,069,417
Dell, Inc.*                                             48,412        1,655,690
Cisco Systems, Inc.*                                    90,620        1,624,817
International Business Machines
  Corp.                                                 18,790        1,507,334
Hewlett-Packard Co.                                     39,269        1,146,655
Yahoo!, Inc.*+                                          31,849        1,077,770
Applied Materials, Inc.                                 63,424        1,075,671
Texas Instruments, Inc.+                                30,740        1,042,086
Qualcomm, Inc.                                          22,161          991,705
Motorola, Inc.+                                         43,806          967,675
Xerox Corp.*+                                           66,249          904,299
Oracle Corp.*                                           72,820          902,240
Google, Inc. -- Class A*+                                2,690          851,277
Apple Computer, Inc.*                                   15,610          836,852
KLA-Tencor Corp.+                                       13,821          673,912
EMC Corp./MA*+                                          47,269          611,661
Corning, Inc.*                                          30,760          594,591
Paychex, Inc.+                                          14,880          551,750
Intuit, Inc.*+                                          11,300          506,353
Affiliated Computer Services, Inc. --
  Class A*+                                              7,020          383,292
Symantec Corp.*+                                        15,764          357,212
Adobe Systems, Inc.+                                    11,654          347,872
DST Systems, Inc.*+                                      6,165          338,027
Sandisk Corp.*+                                          6,920          333,890
Arrow Electronics, Inc.*                                10,486          328,841
Novell, Inc.*+                                          43,640          325,118
Lam Research Corp.*+                                    10,520          320,544
Jabil Circuit, Inc.*+                                   10,180          314,766
Ceridian Corp.*                                         14,700          305,025
Juniper Networks, Inc.*+                                12,769          303,775
Novellus Systems, Inc.*+                                11,819          296,421
Avnet, Inc.*+                                           11,906          291,102
National Semiconductor Corp.+                           10,924          287,301
McAfee, Inc.*+                                           9,048          284,288
Parametric Technology Corp.*                            39,492          275,259
Advanced Micro Devices, Inc.*+                          10,795          272,034
Analog Devices, Inc.+                                    7,190          267,037
Global Payments, Inc.+                                   3,316          257,720
Autodesk, Inc.                                           5,472          254,120
Lucent Technologies, Inc.*+                             76,845          249,746
Compuware Corp.*                                        25,823          245,318
Computer Associates International,
  Inc.+                                                  8,690          241,669
Electronic Arts, Inc.*+                                  4,206          239,279
Cymer, Inc.*                                             7,597          237,938
Computer Sciences Corp.*                                 4,990          236,077
Network Appliance, Inc.*                                 9,874          234,409

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Nvidia Corp.*+                                           6,772     $    232,144
BEA Systems, Inc.*                                      24,567          220,612
NCR Corp.*                                               6,896          220,051
Belden CDT, Inc.+                                       11,270          218,976
CSG Systems International, Inc.*                        10,050          218,185
Harris Corp.                                             5,151          215,312
Mercury Interactive Corp.*+                              5,180          205,128
VeriSign, Inc.*+                                         9,573          204,575
Sybase, Inc.*+                                           8,614          201,740
MEMC Electronic Materials, Inc.*+                        8,771          199,891
Imation Corp.                                            4,500          192,915
Broadcom Corp. -- Class A*                               4,010          188,109
Comverse Technology, Inc.*+                              6,890          181,000
Solectron Corp.*                                        44,037          172,185
Filenet Corp.*                                           6,120          170,748
Fiserv, Inc.*+                                           3,676          168,618
CACI International, Inc. --
  Class A*+                                              2,739          165,983
Western Digital Corp.*+                                 12,714          164,392
Factset Research Systems, Inc.                           4,570          161,047
Powerwave Technologies, Inc.*+                          12,320          160,037
Citrix Systems, Inc.*+                                   6,339          159,362
LSI Logic Corp.*+                                       16,070          158,289
Fair Isaac Corp.+                                        3,442          154,202
MPS Group, Inc.*                                        12,879          151,972
Avaya, Inc.*+                                           14,270          146,981
BISYS Group, Inc.*                                      10,805          145,111
Tech Data Corp.*+                                        3,810          139,865
QLogic Corp.*                                            4,083          139,639
Macromedia, Inc.*                                        3,425          139,295
Cadence Design Systems, Inc.*+                           8,594          138,879
Cognizant Technology Solutions
  Corp.*                                                 2,932          136,602
SRA International, Inc. -- Class A*                      3,780          134,114
Linear Technology Corp.+                                 3,470          130,437
Internet Security Systems, Inc.*                         5,390          129,414
Activision, Inc.*+                                       6,278          128,385
Anixter International, Inc.*                             3,140          126,636
Freescale Semiconductor, Inc. --
  Class B*                                               5,270          124,267
International Rectifier Corp.*+                          2,738          123,429
ADC Telecommunications, Inc.*+                           5,290          120,929
NAVTEQ Corp.*+                                           2,391          119,430
Ingram Micro, Inc. -- Class A*                           5,870          108,830
Semtech Corp.*+                                          6,576          108,307
Agere Systems, Inc.*                                    10,370          107,952
Hyperion Solutions Corp.*+                               2,210          107,516
Wind River Systems, Inc.*+                               8,105          104,798
Microsemi Corp.*+                                        3,970          101,394
Websense, Inc.*                                          1,958          100,269
Amphenol Corp. -- Class A                                2,424           97,784
Avocent Corp.*+                                          3,090           97,768


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2005
--------------------------------------------------------------------------------
  TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

F5 Networks, Inc.*+                                      2,143     $     93,156
ATMI, Inc.*                                              2,900           89,900
Trimble Navigation Ltd.*                                 2,651           89,312
Cree, Inc.*+                                             3,544           88,671
j2 Global Communications, Inc.*+                         2,184           88,277
Micros Systems, Inc.*+                                   2,010           87,937
Microchip Technology, Inc.                               2,880           86,746
Acxiom Corp.+                                            4,600           86,112
Checkpoint Systems, Inc.*                                3,620           85,866
Salesforce.com, Inc.*                                    3,680           85,082
Integrated Device Technology, Inc.*                      7,560           81,194
CheckFree Corp.*+                                        2,067           78,174
Serena Software, Inc.*+                                  3,898           77,687
Standard Microsystems Corp.*                             2,580           77,168
Global Imaging Systems, Inc.*                            2,210           75,250
ViaSat, Inc.*                                            2,900           74,385
MAXIMUS, Inc.                                            2,030           72,572
Black Box Corp.+                                         1,720           72,171
MTS Systems Corp.                                        1,900           71,763
Itron, Inc.*                                             1,570           71,686
iPayment Holdings, Inc.*                                 1,880           71,139
Coherent, Inc.*                                          2,420           70,858
Talx Corp.                                               2,160           70,826
Synaptics, Inc.*+                                        3,717           69,880
THQ, Inc.*                                               3,100           66,092
Photronics, Inc.*+                                       3,390           65,766
Intrado, Inc.*                                           3,620           65,269
Hutchinson Technology, Inc.*+                            2,460           64,255
SPSS, Inc.*                                              2,670           64,080
Gateway, Inc.*                                          23,450           63,315
Agilsys, Inc.                                            3,720           62,645
Ciber, Inc.*+                                            8,290           61,595
Progress Software Corp.*                                 1,920           60,998
Anteon International Corp.*                              1,420           60,719
Ultratech, Inc.*                                         3,810           59,398
Methode Electronics, Inc. --
  Class A                                                5,060           58,291
Sun Microsystems, Inc.*                                 14,335           56,193
Altiris, Inc.*                                           3,620           55,350
Brooks Automation, Inc.*+                                4,122           54,946
Sanmina-SCI Corp.*                                      12,750           54,697
Symmetricom, Inc.*                                       6,832           52,880
Kronos, Inc./MA*                                         1,152           51,425
Comtech Telecommunications
  Corp.*                                                 1,210           50,179
Digital Insight Corp.*                                   1,910           49,775
Digi International, Inc.*                                4,340           46,568
Dionex Corp.*                                              801           43,454
Keane, Inc.*+                                            3,500           40,005

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Mantech International Corp. --
  Class A*                                               1,360     $     35,918
Total System Services, Inc.                              1,520           35,431
Tellabs, Inc.*                                           3,100           32,612
Netgear, Inc.*                                           1,210           29,113
Akamai Technologies, Inc.*                                 890           14,196
Red Hat, Inc.*+                                            550           11,655
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $33,458,565)                                                 40,706,030
                                                                   ------------

                                                          FACE
                                                        AMOUNT
                                                    ----------
REPURCHASE AGREEMENT 0.8%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                                $  332,559          332,559
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $332,559)                                                       332,559
                                                                   ------------
SECURITIES LENDING COLLATERAL 19.6%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                 8,009,141        8,009,141
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $8,009,141)                                                   8,009,141
                                                                   ------------
TOTAL INVESTMENTS 120.2%
  (Cost $41,800,265)                                               $ 49,047,730
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (20.2)%                                           $ (8,232,166)
                                                                   ============
NET ASSETS - 100.0%                                                $ 40,815,564

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.


42 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Cisco Systems, Inc.*                                    45,337     $    812,892
Vodafone Group PLC -- SP ADR+                           30,369          788,683
Qualcomm, Inc.                                          13,414          600,276
Nokia OYJ -- SP ADR+                                    32,774          554,208
Motorola, Inc.+                                         23,769          525,057
Sprint Nextel Corp.                                     18,902          449,490
Telefonaktiebolaget LM Ericsson --
  SP ADR*+                                              12,091          445,432
Alltel Corp.+                                            6,745          439,167
Verizon Communications, Inc.                            12,858          420,328
SBC Communications, Inc.+                               16,108          386,109
Corning, Inc.*                                          19,841          383,527
Juniper Networks, Inc.*+                                11,010          261,928
AT&T Corp.+                                             13,224          261,835
BellSouth Corp.+                                         9,780          257,214
Lucent Technologies, Inc.*+                             72,143          234,465
PanAmSat Holding Corp.                                   9,250          223,850
Qwest Communications
  International, Inc.*                                  50,909          208,727
Telewest Global, Inc.*                                   8,300          190,485
Alcatel SA -- SP ADR*+                                  13,706          183,935
NII Holdings, Inc. -- Class B*                           2,176          183,763
Harris Corp.                                             4,376          182,917
American Tower Corp. -- Class A*+                        7,284          181,736
MCI, Inc.                                                7,160          181,649
Nextel Partners, Inc. -- Class A*                        6,988          175,399
Comverse Technology, Inc.*+                              6,468          169,914
Scientific-Atlanta, Inc.+                                4,355          163,356
Avaya, Inc.*                                            14,848          152,934
Citizens Communications Co.+                            10,510          142,410
Cincinnati Bell, Inc.*                                  29,730          131,109
ADC Telecommunications, Inc.*+                           5,640          128,930
Powerwave Technologies, Inc.*+                           9,627          125,055
Tellabs, Inc.*                                          11,720          123,294
Alamosa Holdings, Inc.*+                                 6,950          118,914
Avocent Corp.*+                                          3,456          109,348
Belden CDT, Inc.+                                        5,406          105,039
Commonwealth Telephone
  Enterprises, Inc.                                      2,715          102,355
ViaSat, Inc.*                                            3,871           99,291
JDS Uniphase Corp.*+                                    44,689           99,210
ADTRAN, Inc.                                             3,060           96,390
CenturyTel, Inc.+                                        2,658           92,977
U.S. Cellular Corp.*                                     1,719           91,829
F5 Networks, Inc.*+                                      1,980           86,071
Crown Castle International Corp.*                        3,494           86,057
CIENA Corp.*                                            28,409           75,000
Andrew Corp.*                                            5,738           63,979
Symmetricom, Inc.*                                       8,255           63,894
Black Box Corp.+                                         1,429           59,961

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

Netgear, Inc.*                                           2,420     $     58,225
3Com Corp.*+                                            14,111           57,573
Plantronics, Inc.                                        1,820           56,074
General Communication, Inc. --
  Class A*+                                              5,283           52,302
Polycom, Inc.*                                           3,195           51,663
Utstarcom, Inc.*+                                        5,831           47,639
Digi International, Inc.*                                3,961           42,502
Harmonic, Inc.*                                          6,469           37,650
Inter-Tel, Inc.                                          1,654           34,734
Ditech Communications Corp.*                             4,091           27,573
Tollgrade Communications, Inc.*                          3,010           25,465
PC-Tel, Inc.*                                            2,675           25,145
America Movil SA de CV --
  SP ADR                                                   560           14,739
Comtech Telecommunications
  Corp.*                                                   340           14,100
SK Telecom Co., Ltd. -- SP ADR                             560           12,230
KT Corp. -- SP ADR                                         540           12,150
Tele Norte Leste Participacoes SA --
  ADR                                                      730           12,067
Golden Telecom, Inc.+                                      380           11,997
UbiquiTel, Inc.*                                         1,340           11,712
Talk America Holdings, Inc.*                             1,230           11,599
Deutsche Telekom AG -- SP ADR                              560           10,214
Premiere Global Services, Inc.*                          1,210            9,898
Telesystem International Wireless,
  Inc.*                                                    700              616
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $8,396,041)                                                  11,658,256
                                                                   ------------


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2005
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 1.4%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                                $  164,082     $    164,082
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $164,082)                                                       164,082
                                                                   ------------
SECURITIES LENDING COLLATERAL 22.5%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                 2,631,466        2,631,466
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,631,466)                                                   2,631,466
                                                                   ------------
TOTAL INVESTMENTS 123.4%
  (Cost $11,191,589)                                               $ 14,453,804
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (23.4)%                                           $ (2,741,947)
                                                                   ============
NET ASSETS - 100.0%                                                $ 11,711,857

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


44 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

United Parcel Service, Inc. --
  Class B                                              23,665      $  1,635,961
Burlington Northern Santa Fe
  Corp.                                                24,617         1,472,097
Norfolk Southern Corp.                                 34,788         1,411,001
FedEx Corp.+                                           12,624         1,099,929
Union Pacific Corp.                                    14,351         1,028,967
C.H. Robinson Worldwide, Inc.+                         13,247           849,398
CSX Corp.                                              16,367           760,738
CNF, Inc.                                              13,292           697,830
Southwest Airlines Co.                                 40,294           598,366
Landstar System, Inc.                                  14,056           562,662
Yellow Roadway Corp.*+                                 12,818           530,922
Expeditors International Washington,
  Inc.+                                                 6,941           394,110
Forward Air Corp.                                      10,044           370,021
Alexander & Baldwin, Inc.                               6,849           364,641
Laidlaw International, Inc.                            14,083           340,386
AMR Corp.*+                                            30,435           340,263
Alaska Air Group, Inc.*+                               11,605           337,241
Kirby Corp.*                                            5,530           273,348
SkyWest, Inc.                                          10,178           272,974
Canadian National Railway Co.                           3,747           266,000
EGL, Inc.*                                              9,434           256,133
ABX Air, Inc.*                                         29,930           245,426
Arkansas Best Corp.+                                    6,809           237,430
J.B. Hunt Transport Services, Inc.+                    11,590           220,326
Heartland Express, Inc.+                               10,437           212,289
Frontier Airlines, Inc.*                               21,496           210,231
Kansas City Southern*                                   8,936           208,298
Ryder System, Inc.                                      5,632           192,727
Swift Transportation Co., Inc.*                         9,280           164,256
Mesa Air Group, Inc.*+                                 19,290           159,142
Knight Transportation, Inc.                             6,067           147,792
Pinnacle Airlines Corp.*                               18,570           120,705
CP Ships Ltd.                                           5,410           115,395
Old Dominion Freight Line, Inc.*                        3,229           108,139
Continental Airlines, Inc. --
  Class B*+                                             8,649            83,549
JetBlue Airways Corp.*+                                 4,424            77,862
HUB Group, Inc. -- Class A*                             1,837            67,436
World Air Holdings, Inc.*                               5,050            53,530
Canadian Pacific Railway Ltd.                           1,203            51,681
Ryanair Holdings  PLC -- SP ADR*                          783            35,650
Werner Enterprises, Inc.                                2,032            35,133
AirTran Holdings, Inc.*                                 2,444            30,941

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

Gol Linhas Aereas Inteligentes
  SA -- SP ADR+                                           866      $     28,102
USA Truck, Inc.*                                          895            22,644
Sirva, Inc.*                                            1,654            12,339
Pacer International, Inc.                                 180             4,745
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $14,080,263)                                                 16,708,756
                                                                   ------------

                                                         FACE
                                                       AMOUNT
                                                     --------
REPURCHASE AGREEMENT 0.9%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                                 $152,061           152,061
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $152,061)                                                       152,061
                                                                   ------------
SECURITIES LENDING COLLATERAL 5.7%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                  956,441           956,441
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $956,441)                                                       956,441
                                                                   ------------
TOTAL INVESTMENTS 106.1%
  (Cost $15,188,765)                                               $ 17,817,258
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (6.1)%                                            $ (1,030,834)
                                                                   ============
NET ASSETS - 100.0%                                                $ 16,786,424

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at September 30, 2005 - See
      Note 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2005
--------------------------------------------------------------------------------
  UTILITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.4%

TXU Corp.+                                              21,380     $  2,413,374
Exelon Corp.+                                           44,585        2,382,622
American Electric Power Co., Inc.+                      56,664        2,249,561
Southern Co.+                                           62,324        2,228,706
Duke Energy Corp.+                                      74,899        2,184,804
Dominion Resources, Inc./VA+                            25,192        2,170,039
Edison International                                    38,294        1,810,540
FirstEnergy Corp.+                                      34,377        1,791,729
Entergy Corp.                                           22,993        1,708,840
FPL Group, Inc.+                                        35,674        1,698,082
PG&E Corp.+                                             41,589        1,632,368
Public Service Enterprise Group,
  Inc.                                                  24,421        1,571,736
PPL Corp.                                               44,446        1,436,939
Ameren Corp.+                                           26,245        1,403,845
Xcel Energy, Inc.+                                      70,247        1,377,544
Sempra Energy                                           28,612        1,346,481
Constellation Energy Group, Inc.                        21,845        1,345,652
AES Corp.*+                                             78,941        1,297,001
Pinnacle West Capital Corp.                             29,201        1,287,180
Questar Corp.                                           14,161        1,247,867
Consolidated Edison, Inc.+                              25,642        1,244,919
Cinergy Corp.                                           25,537        1,134,098
Nicor, Inc.+                                            26,711        1,122,663
CenterPoint Energy, Inc.+                               72,967        1,085,019
DTE Energy Co.+                                         22,969        1,053,358
Allegheny Energy, Inc.*+                                32,770        1,006,694
Pepco Holdings, Inc.                                    41,686          970,033
WPS Resources Corp.+                                    16,750          968,150
Wisconsin Energy Corp.                                  23,800          950,096
Reliant Energy, Inc.*+                                  61,507          949,668
NiSource, Inc.+                                         38,163          925,453
CMS Energy Corp.*+                                      55,280          909,356
Westar Energy, Inc.+                                    37,592          907,095
Oneok, Inc.+                                            26,578          904,184
TECO Energy, Inc.+                                      49,072          884,277
Atmos Energy Corp.                                      31,061          877,473
MDU Resources Group, Inc.                               23,757          846,937
Aqua America, Inc.                                      21,915          833,208
NSTAR+                                                  27,130          784,600
SCANA Corp.                                             18,350          775,104
Vectren Corp.                                           27,288          773,615
Energen Corp.                                           17,740          767,432
AGL Resources, Inc.                                     20,499          760,718
NorthWestern Corp.                                      24,790          748,410

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

UGI Corp.                                               26,052     $    733,364
Duquesne Light Holdings, Inc.+                          42,465          730,823
NRG Energy, Inc.*+                                      17,011          724,669
DPL, Inc.+                                              25,709          714,710
Southern Union Co.*                                     27,615          711,639
Energy East Corp.+                                      27,867          701,970
Cleco Corp.                                             29,418          693,676
Equitable Resources, Inc.                               16,948          661,989
Northwest Natural Gas Co.                               17,710          659,166
Sierra Pacific Resources*+                              44,014          653,608
Hawaiian Electric Industries, Inc.                      21,614          602,598
OGE Energy Corp.+                                       20,095          564,670
Black Hills Corp.+                                      12,955          561,858
Southwest Gas Corp.                                     19,860          543,965
National Fuel Gas Co.                                   14,230          486,666
Puget Energy, Inc.+                                     20,510          481,575
New Jersey Resources Corp.                              10,385          477,502
WGL Holdings, Inc.                                      14,130          453,997
Avista Corp.                                            23,183          449,750
PNM Resources, Inc.+                                    15,097          432,831
El Paso Electric Co.*                                   20,490          427,217
Unisource Energy Corp.                                  11,821          392,930
Aquila, Inc.*                                           98,588          390,409
Calpine Corp.*+                                        142,449          368,943
Allete, Inc.+                                            7,625          349,301
Dynegy, Inc. -- Class A*+                               71,380          336,200
Laclede Group, Inc.                                     10,053          326,622
IDACORP, Inc.+                                           9,268          279,245
Alliant Energy Corp.                                     9,200          267,996
American States Water Co.                                7,660          256,304
Progress Energy, Inc.+                                   5,019          224,600
Green Mountain Power Corp.                               5,220          171,895
Empire District Electric Co.                             6,400          146,368
Northeast Utilities                                      7,100          141,645
KeySpan Corp.                                            3,740          137,557
South Jersey Industries, Inc.                            2,900           84,506
Otter Tail Power Co.                                     2,716           84,033
Great Plains Energy, Inc.                                2,461           73,609
SJW Corp.                                                  900           43,452
UIL Holding Corp.                                          489           25,580
Connecticut Water Service, Inc.                          1,025           25,338
EnergySouth, Inc.                                          636           17,547
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $62,567,870)                                                 73,379,793
                                                                   ------------


46 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2005
--------------------------------------------------------------------------------
  UTILITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 0.5%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                               $   348,632     $    348,632
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $348,632)                                                       348,632
                                                                   ------------
SECURITIES LENDING COLLATERAL 22.5%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                16,649,917       16,649,917
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $16,649,917)                                                 16,649,917
                                                                   ------------
TOTAL INVESTMENTS 122.4%
  (Cost $79,566,419)                                               $ 90,378,342
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (22.4)%                                           $(16,547,011)
                                                                   ============
NET ASSETS - 100.0%                                                $ 73,831,331

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 47

STATEMENTS OF ASSETS AND LIABILITIES  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       BASIC             BIO-
                                                                    BANKING        MATERIALS       TECHNOLOGY      COMMODITIES
                                                                       FUND             FUND             FUND             FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                    $  15,569,131    $  39,883,084    $ 187,993,022    $  20,635,225
Segregated Cash with Broker                                              --               --               --        2,193,050
Receivable for Equity Index Swap Settlement (Note 1)                     --               --               --          595,523
Receivable for Securities Sold (Note 1)                             137,535               --               --               --
Receivable for Shares Purchased                                   1,205,517        1,138,670        1,417,955        1,341,045
Investment Income Receivable (Note 1)                                16,324           38,534           11,305            5,581
------------------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                   16,928,507       41,060,288      189,422,282       24,770,424
==============================================================================================================================
LIABILITIES
Payable for Futures Contracts Settlement (Note 1)                        --               --               --           21,000
Payable upon Return of Securities Loaned (Note 8)                 1,499,704        4,044,558       24,705,453               --
Payable for Securities Purchased (Note 1)                           964,453          728,083               --               --
Liability for Shares Redeemed                                       422,079          209,686        1,380,555          112,863
Investment Advisory Fees Payable (Note 3)                             7,747           21,242          133,369           13,691
Transfer Agent and Administrative Fees Payable (Note 3)               2,279            6,248           39,226            4,564
Distribution and Service Fees Payable (Note 3)                          825            3,021            6,071            1,856
Portfolio Accounting Fees Payable (Note 3)                              911            2,499           15,690            1,825
Custody Fees Payable                                                    219              644            4,045              438
Other Liabilities                                                     1,153            3,015           19,173            2,203
------------------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                               2,899,370        5,018,996       26,303,582          158,440
==============================================================================================================================
NET ASSETS                                                    $  14,029,137    $  36,041,292    $ 163,118,700    $  24,611,984
==============================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                               $  57,779,495    $  55,337,581    $ 313,717,649    $  22,651,739
Undistributed Net Investment Income (Loss)                          242,325          197,114         (950,312)          65,063
Accumulated Net Realized Gain (Loss) on Investments, Equity
  Index Swaps and Futures Contracts                             (44,882,267)     (23,948,685)    (205,561,167)       1,019,009
Net Unrealized Appreciation (Depreciation) on Investments,
  Equity Index Swaps, and Futures Contracts                         889,584        4,455,282       55,912,530          876,173
==============================================================================================================================
NET ASSETS                                                    $  14,029,137    $  36,041,292    $ 163,118,700    $  24,611,984
==============================================================================================================================
  Investor Class                                              $   9,927,034    $  15,701,830    $ 124,936,097              N/A
  Advisor Class                                                   1,692,249        9,003,370       30,913,649              N/A
  A-Class                                                            29,134          249,620          750,132    $   1,124,246
  C-Class                                                         2,380,720       11,086,472        6,518,822        2,268,489
  H-Class                                                               N/A              N/A              N/A       21,219,249
SHARES OUTSTANDING
  Investor Class                                                    972,875          527,904        5,773,621              N/A
  Advisor Class                                                     173,803          312,481        1,489,396              N/A
  A-Class                                                             2,987            8,636           36,072           35,446
  C-Class                                                           246,553          390,220          315,545           71,749
  H-Class                                                               N/A              N/A              N/A          669,188
NET ASSET VALUES
  Investor Class                                              $       10.20    $       29.74    $       21.64              N/A
  Advisor Class                                                        9.74            28.81            20.76              N/A
  A-Class                                                              9.76            28.91            20.80    $       31.72
  A-Class Maximum Offering Price**                                    10.25            30.35            21.84            33.30
  C-Class                                                              9.66            28.41            20.66            31.62
  H-Class                                                               N/A              N/A              N/A            31.71

*     THE COST OF SECURITIES AT VALUE IS $14,679,547, $35,427,802, $132,080,492,
      $20,635,225, $24,133,864, $29,854,498, $176,853,490, $180,209,932,
      $26,302,984, $97,991,534, $12,268,718, AND $13,327,451, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


48 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

                                                              September 30, 2005
--------------------------------------------------------------------------------

                                                                  CONSUMER                                          ENERGY
                                                                  PRODUCTS     ELECTRONICS          ENERGY        SERVICES
                                                                      FUND            FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                    $ 27,535,290    $ 43,945,237    $236,329,460    $236,846,650
Segregated Cash with Broker                                             --              --              --              --
Receivable for Equity Index Swap Settlement (Note 1)                    --              --              --              --
Receivable for Securities Sold (Note 1)                                 --              --       1,029,136              --
Receivable for Shares Purchased                                    159,749       1,065,474       6,428,395       1,670,842
Investment Income Receivable (Note 1)                               58,167           1,864          66,248          60,481
---------------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                  27,753,206      45,012,575     243,853,239     238,577,973
===========================================================================================================================
LIABILITIES
Payable for Futures Contracts Settlement (Note 1)                       --              --              --              --
Payable upon Return of Securities Loaned (Note 8)                3,292,068       7,884,762      29,424,576      44,624,941
Payable for Securities Purchased (Note 1)                               --         611,656              --              --
Liability for Shares Redeemed                                       72,860         405,290       8,114,761       2,332,199
Investment Advisory Fees Payable (Note 3)                           20,498          32,599         140,762         135,529
Transfer Agent and Administrative Fees Payable (Note 3)              6,029           9,588          41,400          39,862
Distribution and Service Fees Payable (Note 3)                       2,680           2,900          11,843          10,428
Portfolio Accounting Fees Payable (Note 3)                           2,412           3,835          16,560          15,945
Custody Fees Payable                                                   585             986           4,804           4,158
Other Liabilities                                                    2,990           4,684          20,250          19,384
---------------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                              3,400,122       8,956,300      37,774,956      47,182,446
===========================================================================================================================
NET ASSETS                                                    $ 24,353,084    $ 36,056,275    $206,078,283    $191,395,527
===========================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                               $ 38,555,683    $191,674,037    $147,649,571    $213,767,749
Undistributed Net Investment Income (Loss)                         204,486        (280,327)        174,756        (737,818)
Accumulated Net Realized Gain (Loss) on Investments, Equity
  Index Swaps and Futures Contracts                            (17,808,511)   (169,428,174)     (1,222,014)    (78,271,122)
Net Unrealized Appreciation (Depreciation) on Investments,
  Equity Index Swaps, and Futures Contracts                      3,401,426      14,090,739      59,475,970      56,636,718
===========================================================================================================================
NET ASSETS                                                    $ 24,353,084    $ 36,056,275    $206,078,283    $191,395,527
===========================================================================================================================
  Investor Class                                              $  6,018,602    $ 16,669,089    $139,369,646    $134,073,766
  Advisor Class                                                 15,027,828      16,217,483      32,816,569      33,566,758
  A-Class                                                        1,133,714         680,259       7,175,384       2,306,765
  C-Class                                                        2,172,940       2,489,444      26,716,684      21,448,238
  H-Class                                                              N/A             N/A             N/A             N/A
SHARES OUTSTANDING
  Investor Class                                                   194,363       1,434,187       6,436,051       3,457,224
  Advisor Class                                                    501,207       1,450,213       1,562,418         894,881
  A-Class                                                           37,723          60,683         340,752          61,296
  C-Class                                                           73,272         224,245       1,289,716         577,577
  H-Class                                                              N/A             N/A             N/A             N/A
NET ASSET VALUES
  Investor Class                                              $      30.97    $      11.62    $      21.65    $      38.78
  Advisor Class                                                      29.98           11.18           21.00           37.51
  A-Class                                                            30.05           11.21           21.06           37.63
  A-Class Maximum Offering Price**                                   31.55           11.77           22.11           39.51
  C-Class                                                            29.66           11.10           20.72           37.13
  H-Class                                                              N/A             N/A             N/A             N/A

                                                                 FINANCIAL          HEALTH
                                                                  SERVICES            CARE        INTERNET         LEISURE
                                                                      FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                    $ 27,592,375    $110,636,696    $ 14,700,572    $ 15,335,261
Segregated Cash with Broker                                             --              --              --              --
Receivable for Equity Index Swap Settlement (Note 1)                    --              --              --              --
Receivable for Securities Sold (Note 1)                          1,827,055         705,781          28,703       2,845,159
Receivable for Shares Purchased                                    199,946          97,709       5,967,523         169,123
Investment Income Receivable (Note 1)                               49,328          23,404              26           4,786
--------------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                  29,668,704     111,463,590      20,696,824      18,354,329
==========================================================================================================================
LIABILITIES
Payable for Futures Contracts Settlement (Note 1)                       --              --              --              --
Payable upon Return of Securities Loaned (Note 8)                4,587,778      17,121,943       1,299,546       1,556,276
Payable for Securities Purchased (Note 1)                               --              --       5,894,040              --
Liability for Shares Redeemed                                    2,193,892         831,502          95,312       3,051,786
Investment Advisory Fees Payable (Note 3)                           18,386          71,173           6,609          10,234
Transfer Agent and Administrative Fees Payable (Note 3)              5,408          20,933           1,944           3,010
Distribution and Service Fees Payable (Note 3)                       2,568           5,094             675           1,455
Portfolio Accounting Fees Payable (Note 3)                           2,163           8,373             777           1,204
Custody Fees Payable                                                   565           2,010             193             289
Other Liabilities                                                    2,679          10,392           1,014           1,538
--------------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                              6,813,439      18,071,420       7,300,110       4,625,792
==========================================================================================================================
NET ASSETS                                                    $ 22,855,265    $ 93,392,170    $ 13,396,714    $ 13,728,537
==========================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                               $ 66,522,847    $117,285,327    $ 50,014,786    $ 32,439,270
Undistributed Net Investment Income (Loss)                         381,209        (278,066)       (100,347)       (176,630)
Accumulated Net Realized Gain (Loss) on Investments, Equity
  Index Swaps and Futures Contracts                            (45,338,182)    (36,260,253)    (38,949,579)    (20,541,913)
Net Unrealized Appreciation (Depreciation) on Investments,
  Equity Index Swaps, and Futures Contracts                      1,289,391      12,645,162       2,431,854       2,007,810
==========================================================================================================================
NET ASSETS                                                    $ 22,855,265    $ 93,392,170    $ 13,396,714    $ 13,728,537
==========================================================================================================================
  Investor Class                                              $  6,065,655    $ 63,243,211    $  8,762,142    $  3,978,281
  Advisor Class                                                 14,161,240      22,506,029       2,859,825       8,795,640
  A-Class                                                          478,643         657,401          86,728          18,169
  C-Class                                                        2,149,727       6,985,529       1,688,019         936,447
  H-Class                                                              N/A             N/A             N/A             N/A
SHARES OUTSTANDING
  Investor Class                                                   501,044       4,566,653         242,048         139,111
  Advisor Class                                                  1,201,223       1,689,916          81,401         320,637
  A-Class                                                           40,543          49,299           2,463             662
  C-Class                                                          184,782         529,016          48,718          34,165
  H-Class                                                              N/A             N/A             N/A             N/A
NET ASSET VALUES
  Investor Class                                              $      12.11    $      13.85    $      36.20    $      28.60
  Advisor Class                                                      11.79           13.32           35.13           27.43
  A-Class                                                            11.81           13.33           35.21           27.47
  A-Class Maximum Offering Price**                                   12.40           13.99           36.97           28.84
  C-Class                                                            11.63           13.20           34.65           27.41
  H-Class                                                              N/A             N/A             N/A             N/A


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 49

STATEMENTS OF ASSETS AND LIABILITIES  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                 PRECIOUS             REAL
                                                                   METALS           ESTATE        RETAILING       TECHNOLOGY
                                                                     FUND             FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $ 294,864,281    $  30,036,575    $  18,027,393    $  49,047,730
Cash in Custodian Bank                                                 --               --               --               --
Receivable for Securities Sold (Note 1)                        23,825,284          189,390        2,041,455               --
Receivable for Shares Purchased                                 1,757,127        3,093,783           11,668           14,718
Investment Income Receivable (Note 1)                                  --           88,353            7,495            7,110
-----------------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                320,446,692       33,408,101       20,088,011       49,069,558
=============================================================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 8)              63,821,777        2,151,769        3,361,109        8,009,141
Payable for Securities Purchased (Note 1)                      14,362,583          343,774               --               --
Liability for Shares Redeemed                                   7,341,091        2,933,656        2,088,522          192,261
Investment Advisory Fees Payable (Note 3)                         136,378           20,082           13,219           30,946
Transfer Agent and Administrative Fees Payable (Note 3)            45,459            5,906            3,888            9,102
Distribution and Service Fees Payable (Note 3)                      7,131            2,321            1,475            3,618
Portfolio Accounting Fees Payable (Note 3)                         18,184            2,363            1,555            3,641
Custody Fees Payable                                                4,378              802              417              874
Cash Payable to Custodian Bank                                    385,584               --               --               --
Other Liabilities                                                  25,093            2,959            1,823            4,411
-----------------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                            86,147,658        5,463,632        5,472,008        8,253,994
=============================================================================================================================
NET ASSETS                                                  $ 234,299,034    $  27,944,469    $  14,616,003    $  40,815,564
=============================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                             $ 258,918,558    $  26,318,480    $  49,790,060    $ 117,969,662
Undistributed Net Investment Income (Loss)                       (186,602)         379,122         (123,625)         (79,740)
Accumulated Net Realized Gain (Loss) on Investments          (106,278,913)      (1,927,184)     (38,059,324)     (84,321,823)
Net Unrealized Appreciation (Depreciation) on Investments      81,845,991        3,174,051        3,008,892        7,247,465
=============================================================================================================================
NET ASSETS                                                  $ 234,299,034    $  27,944,469    $  14,616,003    $  40,815,564
=============================================================================================================================
  Investor Class                                            $ 201,252,047              N/A    $   6,463,583    $  16,198,825
  Advisor Class                                                 8,929,344              N/A        5,563,750       20,863,324
  A-Class                                                       1,899,737    $     233,093          144,812          883,764
  C-Class                                                      22,217,906        3,941,939        2,443,858        2,869,651
  H-Class                                                             N/A       23,769,437              N/A              N/A
SHARES OUTSTANDING
  Investor Class                                                4,861,640              N/A          536,686        1,426,398
  Advisor Class                                                   217,847              N/A          475,031        1,895,413
  A-Class                                                          46,237            7,258           12,350           80,201
  C-Class                                                         559,430          124,110          212,505          262,771
  H-Class                                                             N/A          739,833              N/A              N/A
NET ASSET VALUES
  Investor Class                                            $       41.40              N/A    $       12.04    $       11.36
  Advisor Class                                                     40.99              N/A            11.71            11.01
  A-Class                                                           41.09    $       32.11            11.73            11.02
  A-Class Maximum Offering Price**                                  43.14            33.71            12.31            11.57
  C-Class                                                           39.72            31.76            11.50            10.92
  H-Class                                                             N/A            32.13              N/A              N/A

*     THE COST OF SECURITIES AT VALUE IS $213,018,290, $26,862,524, $15,018,501,
      $41,800,265, $11,191,589, $15,188,765, AND $79,566,419, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


50 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

                                                              September 30, 2005
--------------------------------------------------------------------------------

                                                                 TELECOM-
                                                              MUNICATIONS   TRANSPORTATION       UTILITIES
                                                                     FUND             FUND            FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $  14,453,804    $  17,817,258    $  90,378,342
Cash in Custodian Bank                                                 86               --               --
Receivable for Securities Sold (Note 1)                           355,403          112,127        2,394,561
Receivable for Shares Purchased                                   266,630        3,023,184        3,302,369
Investment Income Receivable (Note 1)                               9,013           10,968          154,457
-----------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                 15,084,936       20,963,537       96,229,729
===========================================================================================================
LIABILITIES
Payable upon Return of Securities Loaned (Note 8)               2,631,466          956,441       16,649,917
Payable for Securities Purchased (Note 1)                              --        2,937,383               --
Liability for Shares Redeemed                                     726,325          269,072        5,660,706
Investment Advisory Fees Payable (Note 3)                           9,082            8,540           52,390
Transfer Agent and Administrative Fees Payable (Note 3)             2,671            2,512           15,409
Distribution and Service Fees Payable (Note 3)                        845              638            4,585
Portfolio Accounting Fees Payable (Note 3)                          1,069            1,005            6,164
Custody Fees Payable                                                  289              241            1,479
Cash Payable to Custodian Bank                                         --               --               --
Other Liabilities                                                   1,332            1,281            7,748
-----------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                             3,373,079        4,177,113       22,398,398
===========================================================================================================
NET ASSETS                                                  $  11,711,857    $  16,786,424    $  73,831,331
===========================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                             $  50,088,612    $  35,495,993    $  73,152,872
Undistributed Net Investment Income (Loss)                        205,980          (36,343)         757,249
Accumulated Net Realized Gain (Loss) on Investments           (41,844,950)     (21,301,719)     (10,890,713)
Net Unrealized Appreciation (Depreciation) on Investments       3,262,215        2,628,493       10,811,923
===========================================================================================================
NET ASSETS                                                  $  11,711,857    $  16,786,424    $  73,831,331
===========================================================================================================
  Investor Class                                            $   6,638,552    $  11,638,793    $  47,720,347
  Advisor Class                                                 3,145,194        4,175,692       14,540,504
  A-Class                                                           2,483          178,798        2,040,974
  C-Class                                                       1,925,628          793,141        9,529,506
  H-Class                                                             N/A              N/A              N/A
SHARES OUTSTANDING
  Investor Class                                                  408,859          512,315        1,751,263
  Advisor Class                                                   200,089          193,927          550,096
  A-Class                                                             158            8,280           77,019
  C-Class                                                         123,619           36,229          369,543
  H-Class                                                             N/A              N/A              N/A
NET ASSET VALUES
  Investor Class                                            $       16.24    $       22.72    $       27.25
  Advisor Class                                                     15.72            21.53            26.43
  A-Class                                                           15.74            21.60            26.50
  A-Class Maximum Offering Price**                                  16.52            22.68            27.82
  C-Class                                                           15.58            21.89            25.79
  H-Class                                                             N/A              N/A              N/A


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 51

STATEMENTS OF OPERATIONS  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     BASIC            BIO-
                                                                   BANKING       MATERIALS      TECHNOLOGY     COMMODITIES
                                                                      FUND            FUND            FUND         FUND***
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $        803    $      1,748    $     13,019    $    122,992
Interest from Securities Lending, net (Note 8)                         391           2,846          21,258              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                   155,879         310,136          20,438              --
Other Income                                                            --              --              --              --
--------------------------------------------------------------------------------------------------------------------------
  TOTAL INCOME                                                     157,073         314,730          54,715         122,992
--------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 3)                                   46,281         140,795         606,586          27,688
Transfer Agent and Administrative Fees (Note 3)                     13,612          41,410         178,408           9,229
Distribution & Service Fees (Note 3):
  Advisor Class                                                      6,599          17,250          45,647              --
  A-Class                                                               39             229             627             324
  C-Class                                                            7,242          26,328          25,465           4,045
  H-Class                                                               --              --              --           7,894
Portfolio Accounting Fees (Note 3)                                   5,445          16,564          71,363           3,692
Registration Fees                                                    3,074           5,846          22,023             261
Trustees' Fees**                                                       291             708           2,819              47
Miscellaneous                                                        1,941           9,770          52,089           4,749
--------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                                                    84,524         258,900       1,005,027          57,929
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        72,549          55,830        (950,312)         65,063
==========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             (445,718)     (1,383,039)       (756,484)             --
Equity Index Swaps                                                      --              --              --         848,567
Futures Contracts                                                       --              --              --         170,442
--------------------------------------------------------------------------------------------------------------------------
  TOTAL NET REALIZED GAIN (LOSS)                                  (445,718)     (1,383,039)       (756,484)      1,019,009
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                              327,859      (1,402,988)     28,602,132              --
Equity Index Swaps                                                      --              --              --         821,551
Futures Contracts                                                       --              --              --          54,622
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               327,859      (1,402,988)     28,602,132         876,173
--------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    (117,859)     (2,786,027)     27,845,648       1,895,182
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $    (45,310)   $ (2,730,197)   $ 26,895,336    $  1,960,245
==========================================================================================================================

*     NET OF FOREIGN TAX WITHHELD OF $1,113, $2,443, $0, $0, $272, $511,
      $50,737, $0, $5,882, $1,413, $0, AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

***   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.


52 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

                                                 Period Ended September 30, 2005
--------------------------------------------------------------------------------

                                                                  CONSUMER                                          ENERGY
                                                                  PRODUCTS     ELECTRONICS          ENERGY        SERVICES
                                                                      FUND            FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $      2,878    $      4,776    $     14,554    $     14,441
Interest from Securities Lending, net (Note 8)                       2,077           4,021          56,062           8,984
Dividends, Net of Foreign Tax Withheld* (Note 1)                   387,530          93,104       1,125,564         277,414
Other Income                                                            --           2,758              --              --
---------------------------------------------------------------------------------------------------------------------------
  TOTAL INCOME                                                     392,485         104,659       1,196,180         300,839
---------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 3)                                  175,759         218,488         723,717         583,788
Transfer Agent and Administrative Fees (Note 3)                     51,694          64,261         212,858         171,702
Distribution & Service Fees (Note 3):
  Advisor Class                                                     55,748          38,679          62,046          66,982
  A-Class                                                            1,230              16           3,899             979
  C-Class                                                           23,523          11,447         115,837          71,745
  H-Class                                                               --              --              --              --
Portfolio Accounting Fees (Note 3)                                  20,678          25,704          85,143          68,681
Registration Fees                                                    6,853           9,624          29,711          15,324
Trustees' Fees**                                                       779           1,126           3,575           2,304
Miscellaneous                                                       11,032          15,641          55,877          57,152
---------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                                                   347,296         384,986       1,292,663       1,038,657
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        45,189        (280,327)        (96,483)       (737,818)
===========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              183,603       1,445,133      11,876,170       2,708,954
Equity Index Swaps                                                      --              --              --              --
Futures Contracts                                                       --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
  TOTAL NET REALIZED GAIN (LOSS)                                   183,603       1,445,133      11,876,170       2,708,954
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             (518,215)      3,707,819      25,052,478      30,722,220
Equity Index Swaps                                                      --              --              --              --
Futures Contracts                                                       --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              (518,215)      3,707,819      25,052,478      30,722,220
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    (334,612)      5,152,952      36,928,648      33,431,174
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $   (289,423)   $  4,872,625    $ 36,832,165    $ 32,693,356
===========================================================================================================================

                                                                 FINANCIAL         HEALTH
                                                                  SERVICES           CARE        INTERNET         LEISURE
                                                                      FUND           FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $      2,581   $     10,039    $      1,389    $      2,348
Interest from Securities Lending, net (Note 8)                       9,662          5,071           3,500          14,780
Dividends, Net of Foreign Tax Withheld* (Note 1)                   452,529        480,906          14,764          70,201
Other Income                                                            --             --              --              --
-------------------------------------------------------------------------------------------------------------------------
  TOTAL INCOME                                                     464,772        496,016          19,653          87,329
-------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 3)                                  153,770        448,024          67,929         132,167
Transfer Agent and Administrative Fees (Note 3)                     45,226        131,772          19,979          38,873
Distribution & Service Fees (Note 3):
  Advisor Class                                                     63,493         52,625           7,544          53,382
  A-Class                                                              446            559              81              17
  C-Class                                                           12,800         36,437           9,274          10,563
  H-Class                                                               --             --              --              --
Portfolio Accounting Fees (Note 3)                                  18,091         52,719           7,992          15,549
Registration Fees                                                    8,518         14,319           2,530           6,048
Trustees' Fees**                                                       971          1,777             257             711
Miscellaneous                                                        8,260         35,850           4,414           6,649
-------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                                                   311,575        774,082         120,000         263,959
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       153,197       (278,066)       (100,347)       (176,630)
=========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            1,195,786      2,767,214         325,562        (232,251)
Equity Index Swaps                                                      --             --              --              --
Futures Contracts                                                       --             --              --              --
-------------------------------------------------------------------------------------------------------------------------
  TOTAL NET REALIZED GAIN (LOSS)                                 1,195,786      2,767,214         325,562        (232,251)
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            1,165,472      4,212,059         123,566      (1,270,809)
Equity Index Swaps                                                      --             --              --              --
Futures Contracts                                                       --             --              --              --
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             1,165,472      4,212,059         123,566      (1,270,809)
-------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   2,361,258      6,979,273         449,128      (1,503,060)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $  2,514,455   $  6,701,207    $    348,781    $ (1,679,690)
=========================================================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 53

STATEMENTS OF OPERATIONS  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                   PRECIOUS             REAL
                                                                     METALS           ESTATE        RETAILING       TECHNOLOGY
                                                                       FUND             FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $      15,170    $       3,235    $       2,265    $       4,079
Interest from Securities Lending, net (Note 8)                      102,631            9,930            2,633            1,766
Dividends, Net of Foreign Tax Withheld* (Note 1)                    911,957          693,290           85,756           75,537
Other Income                                                             --               --              458           38,177
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INCOME                                                    1,029,758          706,455           91,112          119,559
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 3)                                   687,373          173,602          114,010          182,331
Transfer Agent and Administrative Fees (Note 3)                     229,125           51,060           33,532           53,627
Distribution & Service Fees (Note 3):
  Advisor Class                                                      18,034               --           26,393           41,808
  A-Class                                                               770              626              115               65
  C-Class                                                            94,538           13,767           13,801           11,118
  H-Class                                                                --           46,991               --               --
Portfolio Accounting Fees (Note 3)                                   91,650           20,424           13,413           21,451
Registration Fees                                                    29,743            6,395            4,218            8,538
Trustees' Fees**                                                      3,531              976              592              958
Miscellaneous                                                        61,596           13,492            8,663           12,065
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                                                  1,216,360          327,333          214,737          331,961
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       (186,602)         379,122         (123,625)        (212,402)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (9,300,468)         892,941         (522,410)         339,252
-------------------------------------------------------------------------------------------------------------------------------
  Total Net Realized Gain (Loss)                                 (9,300,468)         892,941         (522,410)         339,252
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            39,852,116        1,789,164         (272,237)       2,179,806
-------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             39,852,116        1,789,164         (272,237)       2,179,806
-------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   30,551,648        2,682,105         (794,647)       2,519,058
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $  30,365,046    $   3,061,227    $    (918,272)   $   2,306,656
===============================================================================================================================

*     NET OF FOREIGN TAX WITHHELD OF $30,014, $0, $0, $0, $5,992, $230, AND $0,
      RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


54 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

                                                 Period Ended September 30, 2005
--------------------------------------------------------------------------------

                                                                   TELECOM-
                                                                MUNICATIONS   TRANSPORTATION       UTILITIES
                                                                       FUND             FUND            FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $       1,026    $         990    $       5,851
Interest from Securities Lending, net (Note 8)                        3,119            7,525           13,437
Dividends, Net of Foreign Tax Withheld* (Note 1)                    203,171           49,159        1,037,335
Other Income                                                         39,894               --            6,325
-------------------------------------------------------------------------------------------------------------
  TOTAL INCOME                                                      247,210           57,674        1,062,948
-------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees (Note 3)                                    64,473           52,106          274,334
Transfer Agent and Administrative Fees (Note 3)                      18,963           15,325           80,686
Distribution & Service Fees (Note 3):
  Advisor Class                                                       6,921            9,633           28,889
  A-Class                                                                 2              145            1,364
  C-Class                                                             8,360            4,397           40,513
  H-Class                                                                --               --               --
Portfolio Accounting Fees (Note 3)                                    7,585            6,130           32,274
Registration Fees                                                     6,137            3,630            7,978
Trustees' Fees**                                                        551              378            1,187
Miscellaneous                                                           602            2,273           23,491
-------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                                                    113,594           94,017          490,716
-------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        133,616          (36,343)         572,232
=============================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               767,629          487,117          277,062
-------------------------------------------------------------------------------------------------------------
  Total Net Realized Gain (Loss)                                    767,629          487,117          277,062
-------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                               448,670         (998,759)       7,513,537
-------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                448,670         (998,759)       7,513,537
-------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    1,216,299         (511,642)       7,790,599
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $   1,349,915    $    (547,985)   $   8,362,831
=============================================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 55

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  BASIC
                                                          BANKING FUND                       MATERIALS FUND
---------------------------------------------------------------------------------------------------------------------
                                                       PERIOD            PERIOD             PERIOD            PERIOD
                                                        ENDED             ENDED              ENDED             ENDED
                                                SEPTEMBER 30,         MARCH 31,      SEPTEMBER 30,         MARCH 31,
                                                         2005+             2005               2005+             2005
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                    $      72,549     $     169,847      $      55,830     $     138,172
Net Realized Gain (Loss) on Investments              (445,718)        2,175,903         (1,383,039)        1,098,535
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                       327,859        (1,571,784)        (1,402,988)        2,081,456
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                     (45,310)          773,966         (2,730,197)        3,318,163
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                           --          (154,276)                --                --
  Advisor Class                                            --          (119,014)                --                --
  A-Class                                                  --              (753)                --                --
  C-Class                                                  --           (20,423)                --                --
  H-Class                                                  --                --                 --                --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                      --          (294,466)                --                --
=====================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                  115,171,039       241,217,426        138,285,794       418,066,714
  Advisor Class                                    11,774,655        75,431,191         22,466,053        92,089,560
  A-Class*                                             51,260            35,445            223,390           606,462
  C-Class                                           4,806,464        20,785,926         11,923,877        43,781,179
  H-Class                                                  --                --                 --                --
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  Investor Class                                           --           143,776                 --                --
  Advisor Class                                            --           115,466                 --                --
  A-Class*                                                 --               753                 --                --
  C-Class                                                  --            19,988                 --                --
  H-Class                                                  --                --                 --                --
COST OF SHARES REDEEMED
  Investor Class                                 (110,171,458)     (249,711,598)      (154,908,673)     (415,397,485)
  Advisor Class                                   (13,023,744)      (76,041,820)       (25,800,985)      (93,440,891)
  A-Class*                                            (37,207)          (20,464)          (170,099)         (422,793)
  C-Class                                          (3,233,349)      (21,764,204)        (7,905,290)      (42,485,938)
  H-Class                                                  --                --                 --                --
=====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                           5,337,660        (9,788,115)       (15,885,933)        2,796,808
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets               5,292,350        (9,308,615)       (18,616,130)        6,114,971
---------------------------------------------------------------------------------------------------------------------
NET ASSETS--BEGINNING OF PERIOD                     8,736,787        18,045,402         54,657,422        48,542,451
---------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                       $  14,029,137     $   8,736,787      $  36,041,292     $  54,657,422
=====================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $     242,325     $     169,776      $     197,114     $     141,284
=====================================================================================================================

                                                          BIOTECHNOLOGY
                                                              FUND
--------------------------------------------------------------------------------
                                                       PERIOD            PERIOD
                                                        ENDED             ENDED
                                                SEPTEMBER 30,         MARCH 31,
                                                         2005+             2005
--------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                    $    (950,312)    $  (1,768,522)
Net Realized Gain (Loss) on Investments              (756,484)       (1,123,615)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                    28,602,132       (21,683,061)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                  26,895,336       (24,575,198)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                           --                --
  Advisor Class                                            --                --
  A-Class                                                  --                --
  C-Class                                                  --                --
  H-Class                                                  --                --
--------------------------------------------------------------------------------
  Total Distributions to Shareholders                      --                --
================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                  299,238,106       939,296,748
  Advisor Class                                    60,928,406        56,552,141
  A-Class*                                            911,577           103,417
  C-Class                                          14,843,610        30,771,978
  H-Class                                                  --                --
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  Investor Class                                           --                --
  Advisor Class                                            --                --
  A-Class*                                                 --                --
  C-Class                                                  --                --
  H-Class                                                  --                --
COST OF SHARES REDEEMED
  Investor Class                                 (272,493,384)     (980,867,566)
  Advisor Class                                   (42,848,819)      (54,810,712)
  A-Class*                                           (323,484)          (22,836)
  C-Class                                         (11,853,255)      (30,522,525)
  H-Class                                                  --                --
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                          48,402,757       (39,499,355)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets              75,298,093       (64,074,553)
--------------------------------------------------------------------------------
NET ASSETS--BEGINNING OF PERIOD                    87,820,607       151,895,160
--------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                       $ 163,118,700     $  87,820,607
================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $    (950,312)    $          --
================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

** SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005 - COMMODITIES FUND A-CLASS, C-CLASS, AND H-CLASS.

+     UNAUDITED


56 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

                                                 COMMODITIES                   CONSUMER
                                                    FUND                     PRODUCTS FUND
---------------------------------------------------------------------------------------------------
                                                       PERIOD             PERIOD            PERIOD
                                                        ENDED              ENDED             ENDED
                                                SEPTEMBER 30,      SEPTEMBER 30,         MARCH 31,
                                                         2005+**            2005+             2005
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                    $      65,063      $      45,189     $     159,299
Net Realized Gain (Loss) on Investments             1,019,009            183,603        (2,351,007)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                       876,173           (518,215)          215,950
---------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                   1,960,245           (289,423)       (1,975,758)
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                           --                 --            (3,974)
  Advisor Class                                            --                 --            (6,521)
  A-Class                                                  --                 --               (12)
  C-Class                                                  --                 --            (2,810)
  H-Class                                                  --                 --                --
---------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                      --                 --           (13,317)
===================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                           --         71,158,631       345,364,944
  Advisor Class                                            --         14,864,707       124,365,818
  A-Class*                                          1,299,111            752,048           479,054
  C-Class                                           3,551,575         65,556,226        57,863,269
  H-Class                                          60,308,150                 --                --
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  Investor Class                                           --                 --             3,756
  Advisor Class                                            --                 --             6,407
  A-Class*                                                 --                 --                12
  C-Class                                                  --                 --             2,134
  H-Class                                                  --                 --                --
COST OF SHARES REDEEMED
  Investor Class                                           --        (80,388,650)     (351,675,844)
  Advisor Class                                            --        (26,991,480)     (110,487,986)
  A-Class*                                           (268,383)           (98,840)          (18,752)
  C-Class                                          (1,486,597)       (71,042,790)      (54,257,308)
  H-Class                                         (40,752,117)                --                --
===================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                          22,651,739        (26,190,148)       11,645,504
---------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets              24,611,984        (26,479,571)        9,656,429
---------------------------------------------------------------------------------------------------
NET ASSETS--BEGINNING OF PERIOD                            --         50,832,655        41,176,226
---------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                       $  24,611,984      $  24,353,084     $  50,832,655
===================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $      65,063      $     204,486     $     159,297
===================================================================================================

                                                          ELECTRONICS                            ENERGY
                                                             FUND                                 FUND
--------------------------------------------------------------------------------------------------------------------
                                                       PERIOD            PERIOD             PERIOD            PERIOD
                                                        ENDED             ENDED              ENDED             ENDED
                                                SEPTEMBER 30,         MARCH 31,      SEPTEMBER 30,         MARCH 31,
                                                         2005+             2005               2005+             2005
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                    $    (280,327)    $    (384,665)     $     (96,483)    $     317,744
Net Realized Gain (Loss) on Investments             1,445,133        (3,257,590)        11,876,170         9,188,986
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                     3,707,819        (7,619,836)        25,052,478        25,563,323
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                   4,872,625       (11,262,091)        36,832,165        35,070,053
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                           --                --                 --           (34,949)
  Advisor Class                                            --                --                 --            (7,337)
  A-Class                                                  --                --                 --               (35)
  C-Class                                                  --                --                 --            (4,183)
  H-Class                                                  --                --                 --                --
--------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                      --                --                 --           (46,504)
====================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                  286,538,834       789,501,056        447,721,038       849,279,981
  Advisor Class                                    34,437,328        57,354,167         53,236,525       116,768,117
  A-Class*                                            795,546             2,522         10,917,325         1,228,359
  C-Class                                           5,665,341        18,919,451         55,902,520        73,091,678
  H-Class                                                  --                --                 --                --
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  Investor Class                                           --                --                 --            32,874
  Advisor Class                                            --                --                 --             7,117
  A-Class*                                                 --                --                 --                35
  C-Class                                                  --                --                 --             3,676
  H-Class                                                  --                --                 --                --
COST OF SHARES REDEEMED
  Investor Class                                 (300,159,667)     (799,089,161)      (445,534,576)     (825,695,467)
  Advisor Class                                   (32,394,457)      (46,786,342)       (50,688,659)     (101,748,850)
  A-Class*                                           (117,780)           (1,672)        (5,400,930)         (550,655)
  C-Class                                          (5,465,453)      (17,405,528)       (52,405,519)      (65,208,344)
  H-Class                                                  --                --                 --                --
====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                         (10,700,308)        2,494,493         13,747,724        47,208,521
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets              (5,827,683)       (8,767,598)        50,579,889        82,232,070
--------------------------------------------------------------------------------------------------------------------
NET ASSETS--BEGINNING OF PERIOD                    41,883,958        50,651,556        155,498,394        73,266,324
--------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                       $  36,056,275     $  41,883,958      $ 206,078,283     $ 155,498,394
====================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $    (280,327)    $          --      $     174,756     $     271,239
====================================================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 57

--------------------------------------------------------------------------------

                                                            ENERGY SERVICES                      FINANCIAL SERVICES
                                                                 FUND                                   FUND
----------------------------------------------------------------------------------------------------------------------------
                                                         PERIOD              PERIOD              PERIOD              PERIOD
                                                          ENDED               ENDED               ENDED               ENDED
                                                  SEPTEMBER 30,           MARCH 31,       SEPTEMBER 30,           MARCH 31,
                                                           2005+               2005                2005+               2005
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                    $      (737,818)    $      (744,184)    $       153,197     $       228,025
Net Realized Gain (Loss) on Investments               2,708,954           3,128,884           1,195,786           4,973,109
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                      30,722,220          14,572,251           1,165,472          (6,409,510)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                    32,693,356          16,956,951           2,514,455          (1,208,376)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                             --                  --                  --             (62,675)
  Advisor Class                                              --                  --                  --            (191,382)
  A-Class                                                    --                  --                  --                (150)
  C-Class                                                    --                  --                  --             (13,028)
  H-Class                                                    --                  --                  --                  --
Realized Gain on Investment
  Investor Class                                             --                  --                  --                  --
  Advisor Class                                              --                  --                  --                  --
  A-Class                                                    --                  --                  --                  --
  C-Class                                                    --                  --                  --                  --
  H-Class                                                    --                  --                  --                  --
----------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                        --                  --                  --            (267,235)
============================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                    294,976,342         492,223,751          69,296,703         252,572,863
  Advisor Class                                      61,173,188         116,589,502          21,290,928          84,180,268
  A-Class*                                            2,373,267             832,467             447,538              36,285
  C-Class                                            23,889,036          49,949,687           9,505,824          30,017,238
  H-Class                                                    --                  --                  --                  --
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  Investor Class                                             --                  --                  --              53,649
  Advisor Class                                              --                  --                  --             188,379
  A-Class*                                                   --                  --                  --                 150
  C-Class                                                    --                  --                  --              12,484
  H-Class                                                    --                  --                  --                  --
COST OF SHARES REDEEMED
  Investor Class                                   (283,267,299)       (451,801,558)        (71,255,999)       (278,559,637)
  Advisor Class                                     (58,508,082)       (120,388,840)        (36,230,321)        (97,329,407)
  A-Class*                                             (607,856)           (517,996)             (2,960)            (32,298)
  C-Class                                           (17,419,034)        (43,230,251)         (9,327,446)        (30,597,571)
  H-Class                                                    --                  --                  --                  --
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                            22,609,562          43,656,762         (16,275,733)        (39,457,597)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                55,302,918          60,613,713         (13,761,278)        (40,933,208)
NET ASSETS--BEGINNING OF PERIOD                     136,092,609          75,478,896          36,616,543          77,549,751
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                       $   191,395,527     $   136,092,609     $    22,855,265     $    36,616,543
============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $      (737,818)    $            --     $       381,209     $       228,012
============================================================================================================================

                                                            HEALTH CARE
                                                                FUND
-----------------------------------------------------------------------------------
                                                         PERIOD              PERIOD
                                                          ENDED               ENDED
                                                  SEPTEMBER 30,           MARCH 31,
                                                           2005+               2005
-----------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                    $      (278,066)    $      (348,826)
Net Realized Gain (Loss) on Investments               2,767,214          (3,249,304)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                       4,212,059             730,774
-----------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                     6,701,207          (2,867,356)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                             --                  --
  Advisor Class                                              --                  --
  A-Class                                                    --                  --
  C-Class                                                    --                  --
  H-Class                                                    --                  --
Realized Gain on Investment
  Investor Class                                             --                  --
  Advisor Class                                              --                  --
  A-Class                                                    --                  --
  C-Class                                                    --                  --
  H-Class                                                    --                  --
-----------------------------------------------------------------------------------
  Total Distributions to Shareholders                        --                  --
===================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                    323,973,650         395,058,540
  Advisor Class                                      43,540,661          78,074,909
  A-Class*                                              896,205              28,151
  C-Class                                            19,534,000          26,311,496
  H-Class                                                    --                  --
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  Investor Class                                             --                  --
  Advisor Class                                              --                  --
  A-Class*                                                   --                  --
  C-Class                                                    --                  --
  H-Class                                                    --                  --
COST OF SHARES REDEEMED
  Investor Class                                   (300,824,357)       (377,619,512)
  Advisor Class                                     (39,037,702)        (87,657,299)
  A-Class*                                             (265,631)            (27,800)
  C-Class                                           (17,155,586)        (25,039,882)
  H-Class                                                    --                  --
===================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                            30,661,240           9,128,603
-----------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                37,362,447           6,261,247
NET ASSETS--BEGINNING OF PERIOD                      56,029,723          49,768,476
-----------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                       $    93,392,170     $    56,029,723
===================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $      (278,066)    $            --
===================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

+     UNAUDITED


58 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

                                                              INTERNET                                LEISURE
                                                                FUND                                    FUND
----------------------------------------------------------------------------------------------------------------------------
                                                         PERIOD              PERIOD              PERIOD              PERIOD
                                                          ENDED               ENDED               ENDED               ENDED
                                                  SEPTEMBER 30,           MARCH 31,       SEPTEMBER 30,           MARCH 31,
                                                           2005+               2005                2005+               2005
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                    $      (100,347)    $      (316,335)    $      (176,630)    $      (336,391)
Net Realized Gain (Loss) on Investments                 325,562          (2,195,060)           (232,251)         (1,226,024)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                         123,566          (3,701,725)         (1,270,809)           (431,887)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                       348,781          (6,213,120)         (1,679,690)         (1,994,302)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                             --                  --                  --                  --
  Advisor Class                                              --                  --                  --                  --
  A-Class                                                    --                  --                  --                  --
  C-Class                                                    --                  --                  --                  --
  H-Class                                                    --                  --                  --                  --
Realized Gain on Investment
  Investor Class                                             --                  --                  --                  --
  Advisor Class                                              --                  --                  --                  --
  A-Class                                                    --                  --                  --                  --
  C-Class                                                    --                  --                  --                  --
  H-Class                                                    --                  --                  --                  --
----------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                        --                  --                  --                  --
============================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                    125,882,934         491,707,297          58,222,725         332,169,247
  Advisor Class                                      27,282,811          42,003,577          15,809,994         134,713,068
  A-Class*                                               78,255             792,552              28,431             448,675
  C-Class                                             4,122,656          16,336,597           7,518,345          47,880,936
  H-Class                                                    --                  --                  --                  --
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  Investor Class                                             --                  --                  --                  --
  Advisor Class                                              --                  --                  --                  --
  A-Class*                                                   --                  --                  --                  --
  C-Class                                                    --                  --                  --                  --
  H-Class                                                    --                  --                  --                  --
COST OF SHARES REDEEMED
  Investor Class                                   (122,235,889)       (497,370,417)        (68,609,093)       (341,874,154)
  Advisor Class                                     (25,506,836)        (51,859,911)        (34,010,009)       (144,792,594)
  A-Class*                                               (4,074)           (845,031)            (22,056)           (431,485)
  C-Class                                            (4,211,735)        (15,849,814)         (8,874,510)        (47,759,570)
  H-Class                                                    --                  --                  --                  --
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                             5,408,122         (15,085,150)        (29,936,173)        (19,645,877)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                 5,756,903         (21,298,270)        (31,615,863)        (21,640,179)
NET ASSETS--BEGINNING OF PERIOD                       7,639,811          28,938,081          45,344,400          66,984,579
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                       $    13,396,714     $     7,639,811     $    13,728,537     $    45,344,400
============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $      (100,347)    $            --     $      (176,630)    $            --
============================================================================================================================

                                                               PRECIOUS                             REAL ESTATE
                                                             METALS FUND                                FUND
---------------------------------------------------------------------------------------------------------------------------
                                                         PERIOD              PERIOD              PERIOD              PERIOD
                                                          ENDED               ENDED               ENDED               ENDED
                                                  SEPTEMBER 30,           MARCH 31,       SEPTEMBER 30,           MARCH 31,
                                                           2005+               2005                2005+               2005
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                    $      (186,602)    $      (408,654)    $       379,122     $       842,346
Net Realized Gain (Loss) on Investments              (9,300,468)        (19,196,131)            892,941            (286,860)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                      39,852,116         (41,721,258)          1,789,164            (195,704)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                    30,365,046         (61,326,043)          3,061,227             359,782
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                             --                  --                  --                  --
  Advisor Class                                              --                  --                  --                  --
  A-Class                                                    --                  --                  --                 (83)
  C-Class                                                    --                  --                  --              (2,226)
  H-Class                                                    --                  --                  --             (45,426)
Realized Gain on Investment
  Investor Class                                             --                  --                  --                  --
  Advisor Class                                              --                  --                  --                  --
  A-Class                                                    --                  --                  --                (317)
  C-Class                                                    --                  --                  --              (8,473)
  H-Class                                                    --                  --                  --            (172,890)
---------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                        --                  --                  --            (229,415)
===========================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                    625,240,413       1,403,091,432                  --                  --
  Advisor Class                                      28,613,192         112,779,045                  --                  --
  A-Class*                                            1,831,593             377,850           1,026,948             535,354
  C-Class                                            15,364,461          69,663,093          12,762,846          46,910,839
  H-Class                                                    --                  --         357,372,432         989,759,317
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  Investor Class                                             --                  --                  --                  --
  Advisor Class                                              --                  --                  --                  --
  A-Class*                                                   --                  --                  --                  57
  C-Class                                                    --                  --                  --              10,629
  H-Class                                                    --                  --                  --             188,915
COST OF SHARES REDEEMED
  Investor Class                                   (582,278,513)     (1,453,961,718)                 --                  --
  Advisor Class                                     (28,357,983)       (104,957,896)                 --                  --
  A-Class*                                             (347,942)           (136,955)           (930,953)           (450,080)
  C-Class                                           (16,088,227)        (62,643,258)        (10,317,102)        (53,068,353)
  H-Class                                                    --                  --        (344,581,401)     (1,057,944,178)
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                            43,976,994         (35,788,407)         15,332,770         (74,057,500)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                74,342,040         (97,114,450)         18,393,997         (73,927,133)
NET ASSETS--BEGINNING OF PERIOD                     159,956,994         257,071,444           9,550,472          83,477,605
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                       $   234,299,034     $   159,956,994     $    27,944,469     $     9,550,472
===========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $      (186,602)    $            --     $       379,122     $            --
===========================================================================================================================


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 59

STATEMENTS OF CHANGES IN NET ASSETS  (CONCLUDED)
--------------------------------------------------------------------------------

                                                            RETAILING                          TECHNOLOGY
                                                              FUND                                FUND
--------------------------------------------------------------------------------------------------------------------
                                                       PERIOD            PERIOD            PERIOD            PERIOD
                                                        ENDED             ENDED             ENDED             ENDED
                                                SEPTEMBER 30,         MARCH 31,     SEPTEMBER 30,         MARCH 31,
                                                         2005+             2005              2005+             2005
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                    $    (123,625)    $    (136,529)    $    (212,402)    $     132,662
Net Realized Gain (Loss) on Investments              (522,410)        3,617,578           339,252        (4,711,370)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                      (272,237)       (3,842,246)        2,179,806        (3,517,771)
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                    (918,272)         (361,197)        2,306,656        (8,096,479)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                           --                --                --                --
  Advisor Class                                            --                --                --                --
  A-Class                                                  --                --                --                --
  C-Class                                                  --                --                --                --
--------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                      --                --                --                --
====================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                  144,133,447       278,778,445       110,724,489       570,657,640
  Advisor Class                                    27,538,199        56,431,348        36,361,477        83,646,308
  A-Class*                                            199,189             1,000           906,598            34,891
  C-Class                                           3,932,263        16,601,681        20,720,060        65,412,312
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  Investor Class                                           --                --                --                --
  Advisor Class                                            --                --                --                --
  A-Class*                                                 --                --                --                --
  C-Class                                                  --                --                --                --
COST OF SHARES REDEEMED
  Investor Class                                 (144,706,005)     (282,642,489)     (109,184,371)     (568,286,341)
  Advisor Class                                   (28,065,998)      (65,873,104)      (27,083,467)      (89,332,490)
  A-Class*                                            (44,732)               --           (36,200)          (27,955)
  C-Class                                          (3,201,645)      (17,149,592)      (19,227,839)      (64,866,870)
====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                            (215,282)      (13,852,711)       13,180,747        (2,762,505)
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets              (1,133,554)      (14,213,908)       15,487,403       (10,858,984)
NET ASSETS--BEGINNING OF PERIOD                    15,749,557        29,963,465        25,328,161        36,187,145
--------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                       $  14,616,003     $  15,749,557     $  40,815,564     $  25,328,161
====================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $    (123,625)    $          --     $     (79,740)    $     132,662
====================================================================================================================

                                                       TELECOMMUNICATIONS
                                                              FUND
--------------------------------------------------------------------------------
                                                       PERIOD            PERIOD
                                                        ENDED             ENDED
                                                SEPTEMBER 30,         MARCH 31,
                                                         2005+             2005
--------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                    $     133,616     $      72,235
Net Realized Gain (Loss) on Investments               767,629           367,392
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                       448,670        (2,754,260)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                   1,349,915        (2,314,633)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                           --                --
  Advisor Class                                            --                --
  A-Class                                                  --                --
  C-Class                                                  --                --
--------------------------------------------------------------------------------
  Total Distributions to Shareholders                      --                --
================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                   84,838,432       212,586,902
  Advisor Class                                    18,994,932        27,053,362
  A-Class*                                              3,711            10,943
  C-Class                                           7,891,281        18,111,398
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  Investor Class                                           --                --
  Advisor Class                                            --                --
  A-Class*                                                 --                --
  C-Class                                                  --                --
COST OF SHARES REDEEMED
  Investor Class                                  (85,116,594)     (219,368,950)
  Advisor Class                                   (18,016,462)      (32,141,180)
  A-Class*                                             (4,067)           (8,718)
  C-Class                                          (7,940,511)      (19,634,453)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                             650,722       (13,390,696)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets               2,000,637       (15,705,329)
NET ASSETS--BEGINNING OF PERIOD                     9,711,220        25,416,549
--------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                       $  11,711,857     $   9,711,220
================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $     205,980     $      72,364
================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

+     UNAUDITED


60 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

                                                         TRANSPORTATION                        UTILITIES
                                                              FUND                                FUND
-------------------------------------------------------------------------------------------------------------------
                                                       PERIOD            PERIOD            PERIOD            PERIOD
                                                        ENDED             ENDED             ENDED             ENDED
                                                SEPTEMBER 30,         MARCH 31,     SEPTEMBER 30,         MARCH 31,
                                                         2005+             2005              2005+             2005
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                    $     (36,343)    $    (253,904)    $     572,232     $     662,681
Net Realized Gain (Loss) on Investments               487,117        (1,759,210)          277,062         3,105,892
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                      (998,759)        2,986,695         7,513,537           292,684
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                    (547,985)          973,581         8,362,831         4,061,257
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
  Investor Class                                           --                --                --          (295,855)
  Advisor Class                                            --                --                --          (195,078)
  A-Class                                                  --                --                --              (939)
  C-Class                                                  --                --                --           (58,131)
-------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                      --                --                --          (550,003)
===================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  Investor Class                                   84,163,382       308,076,952       299,210,908       311,376,615
  Advisor Class                                    18,251,833       100,497,315        61,951,279        82,899,027
  A-Class*                                            198,907           124,382         2,499,760         1,075,906
  C-Class                                             939,116        15,606,807        19,099,776        39,229,707
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  Investor Class                                           --                --                --           252,599
  Advisor Class                                            --                --                --           192,671
  A-Class*                                                 --                --                --               543
  C-Class                                                  --                --                --            47,970
COST OF SHARES REDEEMED
  Investor Class                                  (80,128,891)     (303,670,749)     (274,999,923)     (315,309,228)
  Advisor Class                                   (19,584,818)     (100,250,537)      (56,937,149)      (76,634,420)
  A-Class*                                            (47,920)         (103,024)         (732,783)         (949,299)
  C-Class                                          (1,924,430)      (14,519,697)      (15,464,650)      (39,041,149)
===================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                           1,867,179         5,761,449        34,627,218         3,140,942
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets               1,319,194         6,735,030        42,990,049         6,652,196
NET ASSETS--BEGINNING OF PERIOD                    15,467,230         8,732,200        30,841,282        24,189,086
-------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                       $  16,786,424     $  15,467,230     $  73,831,331     $  30,841,282
===================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $     (36,343)    $          --     $     757,249     $     185,017
===================================================================================================================


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 61

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET REALIZED    NET INCREASE
                                      NET ASSET         NET               AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,       INVESTMENT       UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                      BEGINNING        INCOME        GAINS (LOSSES)  VALUE RESULTING    INVESTMENT       REALIZED
                                      OF PERIOD       (LOSS)+        ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
 SEPTEMBER 30, 2005@                  $  10.17        $    .08         $   (.05)        $    .03         $     --         $     --
 March 31, 2005                          10.25             .13              .05              .18             (.26)              --
 March 31, 2004                           7.30             .14             2.89             3.03             (.08)              --
 March 31, 2003                           8.63             .12            (1.24)           (1.12)            (.21)              --
 March 31, 2002                           8.27             .12              .53              .65             (.29)              --
 March 31, 2001                           7.31             .14              .82              .96               --               --
BANKING FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                      9.72             .06             (.04)             .02               --               --
 March 31, 2005                           9.85             .06              .07              .13             (.26)              --
 March 31, 2004                           7.06             .09             2.78             2.87             (.08)              --
 March 31, 2003                           8.41             .07            (1.21)           (1.14)            (.21)              --
 March 31, 2002                           8.13             .08              .49              .57             (.29)              --
 March 31, 2001                           7.24             .13              .76              .89               --               --
BANKING FUND A-CLASS
 SEPTEMBER 30, 2005@                      9.72             .07             (.03)             .04               --               --
 March 31, 2005*                         10.06             .06             (.14)            (.08)            (.26)              --
BANKING FUND C-CLASS
 SEPTEMBER 30, 2005@                      9.66             .03             (.03)              --               --               --
 March 31, 2005                           9.87             .04              .01              .05             (.26)              --
 March 31, 2004                           7.12             .04             2.79             2.83             (.08)              --
 March 31, 2003                           8.54             .02            (1.23)           (1.21)            (.21)              --
 March 31, 2002                           8.27             .03              .53              .56             (.29)              --
 March 31, 2001*                          8.27              --               --               --               --               --
BASIC MATERIALS FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                     30.66             .08            (1.00)            (.92)              --               --
 March 31, 2005                          25.46             .14             5.06             5.20               --               --
 March 31, 2004                          17.22             .05             8.32             8.37             (.13)              --
 March 31, 2003++                        24.30             .12            (7.17)           (7.05)            (.03)              --
 March 31, 2002++                        21.03             .27             3.27             3.54             (.27)              --
 March 31, 2001++                        23.91             .18            (3.06)           (2.88)              --               --
BASIC MATERIALS FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                     29.78             .02             (.99)            (.97)              --               --
 March 31, 2005                          24.85             .01             4.92             4.93               --               --
 March 31, 2004                          16.89             .02             8.07             8.09             (.13)              --
 March 31, 2003++                        23.91            (.06)           (6.93)           (6.99)            (.03)              --
 March 31, 2002++                        20.79             .15             3.24             3.39             (.27)              --
 March 31, 2001++                        23.79             .15            (3.15)           (3.00)              --               --
BASIC MATERIALS FUND A-CLASS
 SEPTEMBER 30, 2005@                     29.84             .08            (1.01)            (.93)              --               --
 March 31, 2005*                         25.80             .07             3.97             4.04               --               --

                                                       NET INCREASE     NET ASSET
                                                      (DECREASE) IN       VALUE,            TOTAL
                                         TOTAL          NET ASSET         END OF         INVESTMENT
                                     DISTRIBUTIONS        VALUE           PERIOD           RETURN
---------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
 SEPTEMBER 30, 2005@                   $     --         $    .03         $  10.20            0.29%
 March 31, 2005                            (.26)            (.08)           10.17            1.61%
 March 31, 2004                            (.08)            2.95            10.25           41.53%
 March 31, 2003                            (.21)           (1.33)            7.30          (13.15)%
 March 31, 2002                            (.29)             .36             8.63            8.30%
 March 31, 2001                              --              .96             8.27           13.13%
BANKING FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                         --              .02             9.74            0.21%
 March 31, 2005                            (.26)            (.13)            9.72            1.17%
 March 31, 2004                            (.08)            2.79             9.85           40.67%
 March 31, 2003                            (.21)           (1.35)            7.06          (13.73)%
 March 31, 2002                            (.29)             .28             8.41            7.44%
 March 31, 2001                              --              .89             8.13           12.29%
BANKING FUND A-CLASS
 SEPTEMBER 30, 2005@                         --              .04             9.76            0.41%
 March 31, 2005*                           (.26)            (.34)            9.72           (0.95)%
BANKING FUND C-CLASS
 SEPTEMBER 30, 2005@                         --               --             9.66            0.00%
 March 31, 2005                            (.26)            (.21)            9.66            0.35%
 March 31, 2004                            (.08)            2.75             9.87           39.76%
 March 31, 2003                            (.21)           (1.42)            7.12          (14.35)%
 March 31, 2002                            (.29)             .27             8.54            7.19%
 March 31, 2001*                             --               --             8.27            0.00%
BASIC MATERIALS FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                         --             (.92)           29.74           (3.00)%
 March 31, 2005                              --             5.20            30.66           20.42%
 March 31, 2004                            (.13)            8.24            25.46           48.70%
 March 31, 2003++                          (.03)           (7.08)           17.22          (29.02)%
 March 31, 2002++                          (.27)            3.27            24.30           16.89%
 March 31, 2001++                            --            (2.88)           21.03          (12.05)%
BASIC MATERIALS FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                         --             (.97)           28.81           (3.26)%
 March 31, 2005                              --             4.93            29.78           19.84%
 March 31, 2004                            (.13)            7.96            24.85           47.99%
 March 31, 2003++                          (.03)           (7.02)           16.89          (29.24)%
 March 31, 2002++                          (.27)            3.12            23.91           16.36%
 March 31, 2001++                            --            (3.00)           20.79          (12.61)%
BASIC MATERIALS FUND A-CLASS
 SEPTEMBER 30, 2005@                         --             (.93)           28.91           (3.12)%
 March 31, 2005*                             --             4.04            29.84           15.66%

                                                     RATIOS TO
                                                AVERAGE NET ASSETS:
                                     -----------------------------------------
                                                                       NET                       NET ASSETS,
                                                                    INVESTMENT      PORTFOLIO      END OF
                                      GROSS            NET            INCOME         TURNOVER      PERIOD (000's
                                     EXPENSES        EXPENSES         (LOSS)          RATE***      OMITTED)
------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
 SEPTEMBER 30, 2005@                  1.31%**         1.31%**          1.54%**          882%      $  9,927
 March 31, 2005                       1.34%           1.34%            1.26%          1,692%         4,899
 March 31, 2004                       1.36%           1.36%            1.51%          1,435%        12,504
 March 31, 2003                       1.38%           1.38%            1.52%          1,495%         7,352
 March 31, 2002                       1.50%           1.50%            1.49%          1,292%        28,992
 March 31, 2001                       1.30%           1.29%            1.77%          1,394%        38,508
BANKING FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                  1.81%**         1.81%**          1.26%**          882%         1,692
 March 31, 2005                       1.86%           1.86%            0.60%          1,692%         2,955
 March 31, 2004                       1.86%           1.86%            1.04%          1,435%         3,712
 March 31, 2003                       1.89%           1.89%            0.91%          1,495%           390
 March 31, 2002                       1.91%           1.91%            0.95%          1,292%        23,281
 March 31, 2001                       1.73%           1.73%            1.68%          1,394%        20,378
BANKING FUND A-CLASS
 SEPTEMBER 30, 2005@                  1.57%**         1.57%**          1.38%**          882%            29
 March 31, 2005*                      1.57%**         1.57%**          1.03%**        1,692%            15
BANKING FUND C-CLASS
 SEPTEMBER 30, 2005@                  2.36%**         2.36%**          0.64%**          882%         2,381
 March 31, 2005                       2.34%           2.34%            0.43%          1,692%           867
 March 31, 2004                       2.37%           2.37%            0.41%          1,435%         1,829
 March 31, 2003                       2.38%           2.38%            0.23%          1,495%            76
 March 31, 2002                       2.40%           2.40%            0.42%          1,292%            15
 March 31, 2001*                      0.00%**+++      0.00%**+++       0.00%**        1,394%            14
BASIC MATERIALS FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                  1.31%**         1.31%**          0.56%**          376%        15,702
 March 31, 2005                       1.33%           1.33%            0.51%            891%        34,039
 March 31, 2004                       1.38%           1.38%            0.20%          1,669%        29,749
 March 31, 2003++                     1.39%           1.39%            0.53%          1,943%         3,360
 March 31, 2002++                     1.41%           1.41%            1.12%          1,523%        45,716
 March 31, 2001++                     1.52%           1.52%            0.79%          2,600%        16,593
BASIC MATERIALS FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                  1.82%**         1.82%**          0.14%**          376%         9,003
 March 31, 2005                       1.82%           1.82%            0.03%            891%        12,987
 March 31, 2004                       1.87%           1.87%            0.09%          1,669%        13,483
 March 31, 2003++                     1.89%           1.89%           (0.23)%         1,943%         2,419
 March 31, 2002++                     2.00%           2.00%            0.65%          1,523%        30,839
 March 31, 2001++                     2.08%           2.07%            0.71%          2,600%           238
BASIC MATERIALS FUND A-CLASS
 SEPTEMBER 30, 2005@                  1.58%**         1.58%**          0.54%**          376%           250
 March 31, 2005*                      1.55%**         1.55%**          0.44%**          891%           210

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001 -- BANKING FUND C-CLASS; SEPTEMBER 1, 2004 -- BANKING FUND A-CLASS AND BASIC MATERIALS FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2001 ARE CALCULATED FOR ONE DAY AND NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@     UNAUDITED


62 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET REALIZED    NET INCREASE
                                      NET ASSET         NET               AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,       INVESTMENT       UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                      BEGINNING        INCOME        GAINS (LOSSES)  VALUE RESULTING    INVESTMENT       REALIZED
                                      OF PERIOD       (LOSS)+        ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND C-CLASS
 SEPTEMBER 30, 2005@                  $  29.44        $   (.04)        $   (.99)        $  (1.03)        $     --         $     --
 March 31, 2005                          24.68            (.12)            4.88             4.76               --               --
 March 31, 2004                          16.86            (.14)            8.09             7.95             (.13)              --
 March 31, 2003++                        24.03            (.06)           (7.08)           (7.14)            (.03)              --
 March 31, 2002*++                       23.13            (.03)            1.20             1.17             (.27)              --
BIOTECHNOLOGY FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                     17.59            (.12)            4.17             4.05               --               --
 March 31, 2005                          20.56            (.24)           (2.73)           (2.97)              --               --
 March 31, 2004                          13.75            (.24)            7.05             6.81               --               --
 March 31, 2003                          20.86            (.19)           (6.92)           (7.11)              --               --
 March 31, 2002                          21.66            (.28)            (.52)            (.80)              --               --
 March 31, 2001                          28.88            (.35)           (6.87)           (7.22)              --               --
BIOTECHNOLOGY FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                     16.91            (.17)            4.02             3.85               --               --
 March 31, 2005                          19.86            (.32)           (2.63)           (2.95)              --               --
 March 31, 2004                          13.35            (.32)            6.83             6.51               --               --
 March 31, 2003                          20.36            (.25)           (6.76)           (7.01)              --               --
 March 31, 2002                          21.25            (.40)            (.49)            (.89)              --               --
 March 31, 2001                          28.46            (.49)           (6.72)           (7.21)              --               --
BIOTECHNOLOGY FUND A-CLASS
 SEPTEMBER 30, 2005@                     16.93            (.15)            4.02             3.87               --               --
 March 31, 2005*                         17.89            (.16)            (.80)            (.96)              --               --
BIOTECHNOLOGY FUND C-CLASS
 SEPTEMBER 30, 2005@                     16.87            (.22)            4.01             3.79               --               --
 March 31, 2005                          19.92            (.42)           (2.63)           (3.05)              --               --
 March 31, 2004                          13.47            (.43)            6.88             6.45               --               --
 March 31, 2003                          20.66            (.33)           (6.86)           (7.19)              --               --
 March 31, 2002                          21.66            (.54)            (.46)           (1.00)              --               --
 March 31, 2001*                         21.66              --               --               --               --               --
COMMODITIES FUND A-CLASS
 SEPTEMBER 30, 2005*@                    25.00             .19             6.53             6.72               --               --
COMMODITIES FUND C-CLASS
 SEPTEMBER 30, 2005*@                    25.00             .11             6.51             6.62               --               --
COMMODITIES FUND H-CLASS
 SEPTEMBER 30, 2005*@                    25.00             .20             6.51             6.71               --               --
CONSUMER PRODUCTS FUND
INVESTOR CLASS
 SEPTEMBER 30, 2005@                     30.50             .11              .36              .47               --               --
 March 31, 2005                          28.68             .18             1.65             1.83             (.01)              --
 March 31, 2004                          20.85             .14             7.74             7.88             (.05)              --
 March 31, 2003++                        25.08             .12            (4.23)           (4.11)            (.12)              --
 March 31, 2002++                        21.54             .12             3.48             3.60             (.06)              --
 March 31, 2001++                        22.68             .21            (1.35)           (1.14)              --               --

                                                        NET INCREASE     NET ASSET
                                                       (DECREASE) IN       VALUE,            TOTAL
                                          TOTAL          NET ASSET         END OF         INVESTMENT
                                      DISTRIBUTIONS        VALUE           PERIOD           RETURN
----------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND C-CLASS
 SEPTEMBER 30, 2005@                    $     --         $  (1.03)        $  28.41           (3.50)%
 March 31, 2005                               --             4.76            29.44           19.29%
 March 31, 2004                             (.13)            7.82            24.68           47.25%
 March 31, 2003++                           (.03)           (7.17)           16.86          (29.72)%
 March 31, 2002*++                          (.27)             .90            24.03            5.10%
BIOTECHNOLOGY FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                          --             4.05            21.64           23.02%
 March 31, 2005                               --            (2.97)           17.59          (14.45)%
 March 31, 2004                               --             6.81            20.56           49.53%
 March 31, 2003                               --            (7.11)           13.75          (34.08)%
 March 31, 2002                               --             (.80)           20.86           (3.69)%
 March 31, 2001                               --            (7.22)           21.66          (25.00)%
BIOTECHNOLOGY FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                          --             3.85            20.76           22.77%
 March 31, 2005                               --            (2.95)           16.91          (14.85)%
 March 31, 2004                               --             6.51            19.86           48.76%
 March 31, 2003                               --            (7.01)           13.35          (34.43)%
 March 31, 2002                               --             (.89)           20.36           (4.19)%
 March 31, 2001                               --            (7.21)           21.25          (25.33)%
BIOTECHNOLOGY FUND A-CLASS
 SEPTEMBER 30, 2005@                          --             3.87            20.80           22.86%
 March 31, 2005*                              --             (.96)           16.93           (5.37)%
BIOTECHNOLOGY FUND C-CLASS
 SEPTEMBER 30, 2005@                          --             3.79            20.66           22.47%
 March 31, 2005                               --            (3.05)           16.87          (15.31)%
 March 31, 2004                               --             6.45            19.92           47.88%
 March 31, 2003                               --            (7.19)           13.47          (34.80)%
 March 31, 2002                               --            (1.00)           20.66           (4.62)%
 March 31, 2001*                              --               --            21.66            0.00%
COMMODITIES FUND A-CLASS
 SEPTEMBER 30, 2005*@                         --             6.72            31.72           26.88%
COMMODITIES FUND C-CLASS
 SEPTEMBER 30, 2005*@                         --             6.62            31.62           26.48%
COMMODITIES FUND H-CLASS
 SEPTEMBER 30, 2005*@                         --             6.71            31.71           26.84%
CONSUMER PRODUCTS FUND
INVESTOR CLASS
 SEPTEMBER 30, 2005@                          --              .47            30.97            1.54%
 March 31, 2005                             (.01)            1.82            30.50            6.40%
 March 31, 2004                             (.05)            7.83            28.68           37.84%
 March 31, 2003++                           (.12)           (4.23)           20.85          (16.38)%
 March 31, 2002++                           (.06)            3.54            25.08           16.71%
 March 31, 2001++                             --            (1.14)           21.54           (5.03)%

                                                      RATIOS TO
                                                 AVERAGE NET ASSETS:
                                      -----------------------------------------
                                                                        NET                       NET ASSETS,
                                                                     INVESTMENT      PORTFOLIO      END OF
                                       GROSS            NET            INCOME         TURNOVER      PERIOD (000's
                                      EXPENSES        EXPENSES         (LOSS)          RATE***      OMITTED)
-------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND C-CLASS
 SEPTEMBER 30, 2005@                   2.36%**         2.36%**         (0.27)%**         376%      $ 11,086
 March 31, 2005                        2.32%           2.32%           (0.43)%           891%         7,421
 March 31, 2004                        2.38%           2.38%           (0.62)%         1,669%         5,311
 March 31, 2003++                      2.39%           2.39%           (0.23)%         1,943%           294
 March 31, 2002*++                     2.60%**         2.60%**         (0.13)%**       1,523%           525
BIOTECHNOLOGY FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                   1.32%**         1.32%**         (1.24)%**         157%       124,936
 March 31, 2005                        1.33%           1.33%           (1.25)%           585%        74,890
 March 31, 2004                        1.35%           1.35%           (1.31)%           548%       135,619
 March 31, 2003                        1.38%           1.38%           (1.31)%           477%       111,003
 March 31, 2002                        1.23%           1.23%           (1.20)%           390%       218,263
 March 31, 2001                        1.24%           1.23%           (1.17)%           305%       283,407
BIOTECHNOLOGY FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                   1.85%**         1.85%**         (1.78)%**         157%        30,914
 March 31, 2005                        1.83%           1.83%           (1.75)%           585%        10,231
 March 31, 2004                        1.84%           1.84%           (1.79)%           548%        12,708
 March 31, 2003                        1.88%           1.88%           (1.82)%           477%        24,280
 March 31, 2002                        1.72%           1.72%           (1.69)%           390%        20,931
 March 31, 2001                        1.74%           1.73%           (1.68)%           305%        25,739
BIOTECHNOLOGY FUND A-CLASS
 SEPTEMBER 30, 2005@                   1.59%**         1.59%**         (1.52)%**         157%           750
 March 31, 2005*                       1.53%**         1.53%**         (1.47)%**         585%            74
BIOTECHNOLOGY FUND C-CLASS
 SEPTEMBER 30, 2005@                   2.34%**         2.34%**         (2.27)%**         157%         6,519
 March 31, 2005                        2.33%           2.33%           (2.23)%           585%         2,625
 March 31, 2004                        2.36%           2.36%           (2.32)%           548%         3,567
 March 31, 2003                        2.38%           2.38%           (2.30)%           477%         1,667
 March 31, 2002                        2.38%           2.38%           (2.36)%           390%           967
 March 31, 2001*                       0.00%**+++      0.00%**+++       0.00%**          305%             3
COMMODITIES FUND A-CLASS
 SEPTEMBER 30, 2005*@                  1.56%**         1.56%**          1.93%**           --          1,124
COMMODITIES FUND C-CLASS
 SEPTEMBER 30, 2005*@                  2.30%**         2.30%**          1.10%**           --          2,268
COMMODITIES FUND H-CLASS
 SEPTEMBER 30, 2005*@                  1.54%**         1.54%**          1.92%**           --         21,219
CONSUMER PRODUCTS FUND
INVESTOR CLASS
 SEPTEMBER 30, 2005@                   1.29%**         1.29%**          0.72%**          373%         6,019
 March 31, 2005                        1.33%           1.33%            0.60%            907%        15,470
 March 31, 2004                        1.36%           1.36%            0.56%            914%        23,560
 March 31, 2003++                      1.39%           1.39%            0.53%          1,205%         1,640
 March 31, 2002++                      1.56%           1.56%            0.53%            890%        20,083
 March 31, 2001++                      1.23%           1.22%            0.94%          1,907%         8,503

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001 -- BIOTECHNOLOGY FUND C-CLASS; MAY 3, 2001 -- BASIC MATERIALS FUND C-CLASS; SEPTEMBER 1, 2004 -- BIOTECHNOLOGY FUND A-CLASS; MAY 25, 2005 --COMMODITIES FUND A-CLASS, C-CLASS AND H-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2001 ARE CALCULATED FOR ONE DAY AND NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@     UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 63

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET REALIZED    NET INCREASE
                                      NET ASSET         NET               AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,       INVESTMENT       UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                      BEGINNING        INCOME        GAINS (LOSSES)  VALUE RESULTING    INVESTMENT       REALIZED
                                      OF PERIOD       (LOSS)+        ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                  $  29.66        $     --         $    .32         $    .32         $     --         $     --
 March 31, 2005                          27.99             .05             1.63             1.68             (.01)              --
 March 31, 2004                          20.46            (.04)            7.62             7.58             (.05)              --
 March 31, 2003++                        24.69            (.03)           (4.08)           (4.11)            (.12)              --
 March 31, 2002++                        21.24             .03             3.48             3.51             (.06)              --
 March 31, 2001++                        22.50              --            (1.26)           (1.26)              --               --
CONSUMER PRODUCTS FUND A-CLASS
 SEPTEMBER 30, 2005@                     29.69             .06              .30              .36               --               --
 March 31, 2005*                         27.42             .06             2.22             2.28             (.01)              --
CONSUMER PRODUCTS FUND C-CLASS
 SEPTEMBER 30, 2005@                     29.53            (.04)             .17              .13               --               --
 March 31, 2005                          27.92            (.13)            1.75             1.62             (.01)              --
 March 31, 2004                          20.52            (.20)            7.65             7.45             (.05)              --
 March 31, 2003++                        24.93            (.09)           (4.20)           (4.29)            (.12)              --
 March 31, 2002*++                       21.81            (.03)            3.21             3.18             (.06)              --
ELECTRONICS FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                     10.31            (.05)            1.36             1.31               --               --
 March 31, 2005                          13.43            (.08)           (3.04)           (3.12)              --               --
 March 31, 2004                           8.08            (.15)            5.50             5.35               --               --
 March 31, 2003                          16.96            (.12)           (8.76)           (8.88)              --               --
 March 31, 2002                          16.54            (.18)             .60              .42               --               --
 March 31, 2001                          40.10            (.36)          (23.02)          (23.38)              --             (.18)
ELECTRONICS FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                      9.95            (.07)            1.30             1.23               --               --
 March 31, 2005                          13.02            (.14)           (2.93)           (3.07)              --               --
 March 31, 2004                           7.87            (.21)            5.36             5.15               --               --
 March 31, 2003                          16.62            (.16)           (8.59)           (8.75)              --               --
 March 31, 2002                          16.28            (.26)             .60              .34               --               --
 March 31, 2001                          39.66            (.58)          (22.62)          (23.20)              --             (.18)
ELECTRONICS FUND A-CLASS
 SEPTEMBER 30, 2005@                      9.96            (.05)            1.30             1.25               --               --
 March 31, 2005*                          9.22            (.07)             .81              .74               --               --
ELECTRONICS FUND C-CLASS
 SEPTEMBER 30, 2005@                      9.90            (.10)            1.30             1.20               --               --
 March 31, 2005                          13.00            (.20)           (2.90)           (3.10)              --               --
 March 31, 2004                           7.91            (.27)            5.36             5.09               --               --
 March 31, 2003                          16.82            (.22)           (8.69)           (8.91)              --               --
 March 31, 2002                          16.54            (.37)             .65              .28               --               --
 March 31, 2001*                         18.72            (.01)           (2.17)           (2.18)              --               --

                                                        NET INCREASE     NET ASSET
                                                       (DECREASE) IN       VALUE,            TOTAL
                                          TOTAL          NET ASSET         END OF         INVESTMENT
                                      DISTRIBUTIONS        VALUE           PERIOD           RETURN
----------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                    $     --         $    .32         $  29.98            1.08%
 March 31, 2005                             (.01)            1.67            29.66            6.02%
 March 31, 2004                             (.05)            7.53            27.99           37.10%
 March 31, 2003++                           (.12)           (4.23)           20.46          (16.64)%
 March 31, 2002++                           (.06)            3.45            24.69           16.52%
 March 31, 2001++                             --            (1.26)           21.24           (5.60)%
CONSUMER PRODUCTS FUND A-CLASS
 SEPTEMBER 30, 2005@                          --              .36            30.05            1.21%
 March 31, 2005*                            (.01)            2.27            29.69            8.33%
CONSUMER PRODUCTS FUND C-CLASS
 SEPTEMBER 30, 2005@                          --              .13            29.66            0.44%
 March 31, 2005                             (.01)            1.61            29.53            5.82%
 March 31, 2004                             (.05)            7.40            27.92           36.36%
 March 31, 2003++                           (.12)           (4.41)           20.52          (17.20)%
 March 31, 2002*++                          (.06)            3.12            24.93           14.57%
ELECTRONICS FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                          --             1.31            11.62           12.71%
 March 31, 2005                               --            (3.12)           10.31          (23.23)%
 March 31, 2004                               --             5.35            13.43           66.21%
 March 31, 2003                               --            (8.88)            8.08          (52.36)%
 March 31, 2002                               --              .42            16.96            2.54%
 March 31, 2001                             (.18)          (23.56)           16.54          (58.48)%
ELECTRONICS FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                          --             1.23            11.18           12.36%
 March 31, 2005                               --            (3.07)            9.95          (23.58)%
 March 31, 2004                               --             5.15            13.02           65.44%
 March 31, 2003                               --            (8.75)            7.87          (52.65)%
 March 31, 2002                               --              .34            16.62            2.09%
 March 31, 2001                             (.18)          (23.38)           16.28          (58.68)%
ELECTRONICS FUND A-CLASS
 SEPTEMBER 30, 2005@                          --             1.25            11.21           12.55%
 March 31, 2005*                              --              .74             9.96            8.03%
ELECTRONICS FUND C-CLASS
 SEPTEMBER 30, 2005@                          --             1.20            11.10           12.12%
 March 31, 2005                               --            (3.10)            9.90          (23.85)%
 March 31, 2004                               --             5.09            13.00           64.35%
 March 31, 2003                               --            (8.91)            7.91          (52.97)%
 March 31, 2002                               --              .28            16.82            1.69%
 March 31, 2001*                              --            (2.18)           16.54          (11.65)%

                                                      RATIOS TO
                                                 AVERAGE NET ASSETS:
                                      -----------------------------------------
                                                                        NET                       NET ASSETS,
                                                                     INVESTMENT      PORTFOLIO      END OF
                                       GROSS            NET            INCOME         TURNOVER      PERIOD (000's
                                      EXPENSES        EXPENSES         (LOSS)          RATE***      OMITTED)
-------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                   1.80%**         1.80%**          0.01%**          373%      $ 15,028
 March 31, 2005                        1.82%           1.82%            0.19%            907%        26,851
 March 31, 2004                        1.86%           1.86%           (0.18)%           914%        13,357
 March 31, 2003++                      1.89%           1.89%           (0.09)%         1,205%         3,120
 March 31, 2002++                      2.02%           2.02%            0.18%            890%        33,201
 March 31, 2001++                      1.85%           1.84%            0.02%          1,907%        18,104
CONSUMER PRODUCTS FUND A-CLASS
 SEPTEMBER 30, 2005@                   1.58%**         1.58%**          0.39%**          373%         1,134
 March 31, 2005*                       1.56%**         1.56%**          0.42%**          907%           463
CONSUMER PRODUCTS FUND C-CLASS
 SEPTEMBER 30, 2005@                   2.31%**         2.31%**         (0.25)%**         373%         2,173
 March 31, 2005                        2.31%           2.31%           (0.44)%           907%         8,048
 March 31, 2004                        2.37%           2.37%           (0.79)%           914%         4,259
 March 31, 2003++                      2.39%           2.39%           (0.35)%         1,205%           196
 March 31, 2002*++                     2.57%**         2.57%**         (0.19)%**         890%           501
ELECTRONICS FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                   1.31%**         1.31%**         (0.92)%**         429%        16,669
 March 31, 2005                        1.33%           1.33%           (0.76)%         1,106%        27,150
 March 31, 2004                        1.36%           1.36%           (1.20)%         1,359%        46,200
 March 31, 2003                        1.39%           1.39%           (1.20)%         2,413%        31,655
 March 31, 2002                        1.29%           1.29%           (1.08)%         1,279%        96,671
 March 31, 2001                        1.36%           1.35%           (1.09)%           705%        70,131
ELECTRONICS FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                   1.83%**         1.83%**         (1.38)%**         429%        16,217
 March 31, 2005                        1.83%           1.83%           (1.32)%         1,106%        12,613
 March 31, 2004                        1.85%           1.85%           (1.70)%         1,359%         3,341
 March 31, 2003                        1.87%           1.87%           (1.72)%         2,413%         7,389
 March 31, 2002                        1.75%           1.75%           (1.50)%         1,279%         9,528
 March 31, 2001                        1.87%           1.86%           (1.74)%           705%         7,325
ELECTRONICS FUND A-CLASS
 SEPTEMBER 30, 2005@                   1.58%**         1.58%**         (1.16)%**         429%           680
 March 31, 2005*                       1.59%**         1.59%**         (1.21)%**       1,106%             1
ELECTRONICS FUND C-CLASS
 SEPTEMBER 30, 2005@                   2.34%**         2.34%**         (1.87)%**         429%         2,489
 March 31, 2005                        2.33%           2.33%           (1.86)%         1,106%         2,119
 March 31, 2004                        2.36%           2.36%           (2.20)%         1,359%         1,111
 March 31, 2003                        2.39%           2.39%           (2.21)%         2,413%           940
 March 31, 2002                        2.49%           2.49%           (2.27)%         1,279%           388
 March 31, 2001*                       2.11%**         1.82%**         (1.76)%**         705%             2

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 26, 2001 -- ELECTRONICS FUND C-CLASS; JULY 24, 2001 -- CONSUMER PRODUCTS FUND C-CLASS; SEPTEMBER 1, 2004 -- CONSUMER PRODUCTS FUND A-CLASS AND ELECTRONICS FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

@     UNAUDITED


64 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET REALIZED    NET INCREASE
                                      NET ASSET         NET               AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,       INVESTMENT       UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                      BEGINNING        INCOME        GAINS (LOSSES)  VALUE RESULTING    INVESTMENT       REALIZED
                                      OF PERIOD       (LOSS)+        ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------------
ENERGY FUND INVESTOR CLASS
 SEPTEMBER 30, 2005@                  $  17.12        $    .01         $   4.52         $   4.53         $     --         $     --
 March 31, 2005                          11.94             .05             5.14             5.19             (.01)              --
 March 31, 2004                           8.80              --             3.17             3.17             (.03)              --
 March 31, 2003                          11.26             .02            (2.47)           (2.45)            (.01)              --
 March 31, 2002                          11.43             .12             (.19)            (.07)            (.10)              --
 March 31, 2001                          10.87            (.08)             .64              .56               --               --
ENERGY FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                     16.65            (.03)            4.38             4.35               --               --
 March 31, 2005                          11.68            (.02)            5.00             4.98             (.01)              --
 March 31, 2004                           8.63            (.03)            3.11             3.08             (.03)              --
 March 31, 2003                          11.09              --            (2.45)           (2.45)            (.01)              --
 March 31, 2002                          11.33             .05             (.19)            (.14)            (.10)              --
 March 31, 2001                          10.84            (.03)             .52              .49               --               --
ENERGY FUND A-CLASS
 SEPTEMBER 30, 2005@                     16.68            (.03)            4.41             4.38               --               --
 March 31, 2005*                         12.79             .02             3.88             3.90             (.01)              --
ENERGY FUND C-CLASS
 SEPTEMBER 30, 2005@                     16.47            (.08)            4.33             4.25               --               --
 March 31, 2005                          11.60            (.08)            4.96             4.88             (.01)              --
 March 31, 2004                           8.63            (.12)            3.12             3.00             (.03)              --
 March 31, 2003                          11.14            (.07)           (2.43)           (2.50)            (.01)              --
 March 31, 2002*                         11.87            (.09)            (.54)            (.63)            (.10)              --
ENERGY SERVICES FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                     30.12            (.15)            8.81             8.66               --               --
 March 31, 2005                          21.74            (.22)            8.60             8.38               --               --
 March 31, 2004                          17.37            (.18)            4.55             4.37               --               --
 March 31, 2003++                        22.47            (.15)           (4.95)           (5.10)              --               --
 March 31, 2002++                        27.30            (.18)           (4.65)           (4.83)              --               --
 March 31, 2001++                        27.93            (.12)            (.51)            (.63)              --               --
ENERGY SERVICES FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                     29.21            (.22)            8.52             8.30               --               --
 March 31, 2005                          21.18            (.33)            8.36             8.03               --               --
 March 31, 2004                          17.01            (.27)            4.44             4.17               --               --
 March 31, 2003++                        22.08            (.24)           (4.83)           (5.07)              --               --
 March 31, 2002++                        26.97            (.27)           (4.62)           (4.89)              --               --
 March 31, 2001++                        27.69            (.33)            (.39)            (.72)              --               --
ENERGY SERVICES FUND A-CLASS
 SEPTEMBER 30, 2005@                     29.25            (.19)            8.57             8.38               --               --
 March 31, 2005*                         23.18            (.18)            6.25             6.07               --               --

                                                        NET INCREASE     NET ASSET
                                                       (DECREASE) IN       VALUE,            TOTAL
                                          TOTAL          NET ASSET         END OF         INVESTMENT
                                      DISTRIBUTIONS        VALUE           PERIOD           RETURN
----------------------------------------------------------------------------------------------------
ENERGY FUND INVESTOR CLASS
 SEPTEMBER 30, 2005@                    $     --         $   4.53         $  21.65           26.46%
 March 31, 2005                             (.01)            5.18            17.12           43.43%
 March 31, 2004                             (.03)            3.14            11.94           36.12%
 March 31, 2003                             (.01)           (2.46)            8.80          (21.79)%
 March 31, 2002                             (.10)            (.17)           11.26           (0.52)%
 March 31, 2001                               --              .56            11.43            5.15%
ENERGY FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                          --             4.35            21.00           26.13%
 March 31, 2005                             (.01)            4.97            16.65           42.60%
 March 31, 2004                             (.03)            3.05            11.68           35.79%
 March 31, 2003                             (.01)           (2.46)            8.63          (22.13)%
 March 31, 2002                             (.10)            (.24)           11.09           (1.14)%
 March 31, 2001                               --              .49            11.33            4.52%
ENERGY FUND A-CLASS
 SEPTEMBER 30, 2005@                          --             4.38            21.06           26.26%
 March 31, 2005*                            (.01)            3.89            16.68           30.46%
ENERGY FUND C-CLASS
 SEPTEMBER 30, 2005@                          --             4.25            20.72           25.80%
 March 31, 2005                             (.01)            4.87            16.47           42.03%
 March 31, 2004                             (.03)            2.97            11.60           34.86%
 March 31, 2003                             (.01)           (2.51)            8.63          (22.48)%
 March 31, 2002*                            (.10)            (.73)           11.14           (5.22)%
ENERGY SERVICES FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                          --             8.66            38.78           28.75%
 March 31, 2005                               --             8.38            30.12           38.55%
 March 31, 2004                               --             4.37            21.74           25.16%
 March 31, 2003++                             --            (5.10)           17.37          (22.70)%
 March 31, 2002++                             --            (4.83)           22.47          (17.69)%
 March 31, 2001++                             --             (.63)           27.30           (2.26)%
ENERGY SERVICES FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                          --             8.30            37.51           28.41%
 March 31, 2005                               --             8.03            29.21           37.91%
 March 31, 2004                               --             4.17            21.18           24.51%
 March 31, 2003++                             --            (5.07)           17.01          (22.96)%
 March 31, 2002++                             --            (4.89)           22.08          (18.13)%
 March 31, 2001++                             --             (.72)           26.97           (2.60)%
ENERGY SERVICES FUND A-CLASS
 SEPTEMBER 30, 2005@                          --             8.38            37.63           28.65%
 March 31, 2005*                              --             6.07            29.25           26.19%

                                                      RATIOS TO
                                                 AVERAGE NET ASSETS:
                                      -----------------------------------------
                                                                        NET                       NET ASSETS,
                                                                     INVESTMENT      PORTFOLIO      END OF
                                       GROSS            NET            INCOME         TURNOVER      PERIOD (000's
                                      EXPENSES        EXPENSES         (LOSS)          RATE***      OMITTED)
-------------------------------------------------------------------------------------------------------------
ENERGY FUND INVESTOR CLASS
 SEPTEMBER 30, 2005@                   1.32%**         1.32%**          0.09%**          240%      $139,370
 March 31, 2005                        1.33%           1.33%            0.40%            546%       111,762
 March 31, 2004                        1.36%           1.36%            0.04%            913%        61,800
 March 31, 2003                        1.39%           1.39%            0.24%          1,362%         4,703
 March 31, 2002                        1.32%           1.32%            1.06%          1,502%        31,769
 March 31, 2001                        1.64%           1.63%           (0.70)%         1,707%        15,715
ENERGY FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                   1.83%**         1.83%**         (0.39)%**         240%        32,817
 March 31, 2005                        1.82%           1.82%           (0.11)%           546%        25,000
 March 31, 2004                        1.92%           1.92%           (0.25)%           913%         4,895
 March 31, 2003                        1.88%           1.88%           (0.03)%         1,362%         7,039
 March 31, 2002                        1.80%           1.80%            0.42%          1,502%         9,621
 March 31, 2001                        2.11%           2.11%           (0.26)%         1,707%         4,269
ENERGY FUND A-CLASS
 SEPTEMBER 30, 2005@                   1.59%**         1.59%**         (0.35)%**         240%         7,175
 March 31, 2005*                       1.45%**         1.45%**          0.19%**          546%           744
ENERGY FUND C-CLASS
 SEPTEMBER 30, 2005@                   2.34%**         2.34%**         (0.87)%**         240%        26,717
 March 31, 2005                        2.33%           2.33%           (0.61)%           546%        17,993
 March 31, 2004                        2.36%           2.36%           (1.08)%           913%         6,571
 March 31, 2003                        2.38%           2.38%           (0.81)%         1,362%         1,471
 March 31, 2002*                       2.51%**         2.51%**         (0.92)%**       1,502%           392
ENERGY SERVICES FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                   1.33%**         1.33%**         (0.89)%**         152%       134,074
 March 31, 2005                        1.31%           1.31%           (0.85)%           501%        99,603
 March 31, 2004                        1.37%           1.37%           (0.96)%         1,009%        47,344
 March 31, 2003++                      1.39%           1.39%           (0.72)%           971%        15,144
 March 31, 2002++                      1.54%           1.54%           (0.74)%           949%        51,983
 March 31, 2001++                      1.26%           1.25%           (0.41)%           944%        50,159
ENERGY SERVICES FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                   1.83%**         1.83%**         (1.37)%**         152%        33,567
 March 31, 2005                        1.82%           1.82%           (1.37)%           501%        24,647
 March 31, 2004                        1.87%           1.87%           (1.39)%         1,009%        25,302
 March 31, 2003++                      1.88%           1.88%           (1.26)%           971%         1,961
 March 31, 2002++                      1.97%           1.97%           (1.21)%           949%        22,051
 March 31, 2001++                      1.74%           1.73%           (1.17)%           944%         2,879
ENERGY SERVICES FUND A-CLASS
 SEPTEMBER 30, 2005@                   1.62%**         1.62%**         (1.15)%**         152%         2,307
 March 31, 2005*                       1.53%**         1.53%**         (1.13)%**         501%           313

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 19, 2001-- ENERGY FUND C-CLASS; SEPTEMBER 1, 2004 -- ENERGY FUND A-CLASS AND ENERGY SERVICES FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

@     UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 65

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET REALIZED    NET INCREASE
                                      NET ASSET         NET               AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,       INVESTMENT       UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                      BEGINNING        INCOME        GAINS (LOSSES)  VALUE RESULTING    INVESTMENT       REALIZED
                                      OF PERIOD       (LOSS)+        ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND C-CLASS
 SEPTEMBER 30, 2005@                  $  28.98        $   (.30)        $   8.45         $   8.15         $     --         $     --
 March 31, 2005                          21.12            (.45)            8.31             7.86               --               --
 March 31, 2004                          17.04            (.35)            4.43             4.08               --               --
 March 31, 2003++                        22.23            (.30)           (4.89)           (5.19)              --               --
 March 31, 2002++                        27.30            (.30)           (4.77)           (5.07)              --               --
 March 31, 2001*++                       27.30              --               --               --               --               --
FINANCIAL SERVICES FUND
INVESTOR CLASS
 SEPTEMBER 30, 2005@                     11.40             .08              .63              .71               --               --
 March 31, 2005                          11.09             .10              .29              .39             (.08)              --
 March 31, 2004                           7.66             .09             3.38             3.47             (.04)              --
 March 31, 2003                          10.23             .07            (2.62)           (2.55)            (.02)              --
 March 31, 2002                          10.00             .04              .29              .33             (.10)              --
 March 31, 2001                           9.48             .06              .46              .52               --               --
FINANCIAL SERVICES FUND
ADVISOR CLASS
 SEPTEMBER 30, 2005@                     11.13             .05              .61              .66               --               --
 March 31, 2005                          10.89             .05              .27              .32             (.08)              --
 March 31, 2004                           7.57             .04             3.32             3.36             (.04)              --
 March 31, 2003                          10.08             .03            (2.52)           (2.49)            (.02)              --
 March 31, 2002                           9.89            (.01)             .30              .29             (.10)              --
 March 31, 2001                           9.42             .01              .46              .47               --               --
FINANCIAL SERVICES FUND
A-CLASS
 SEPTEMBER 30, 2005@                     11.13             .06              .62              .68               --               --
 March 31, 2005*                         10.75             .05              .41              .46             (.08)              --
FINANCIAL SERVICES FUND
C-CLASS
 SEPTEMBER 30, 2005@                     11.01              --              .62              .62               --               --
 March 31, 2005                          10.84            (.01)             .26              .25             (.08)              --
 March 31, 2004                           7.57            (.02)            3.33             3.31             (.04)              --
 March 31, 2003                          10.14            (.02)           (2.53)           (2.55)            (.02)              --
 March 31, 2002*                         10.46            (.05)            (.17)            (.22)            (.10)              --
HEALTH CARE FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                     12.71            (.02)            1.16             1.14               --               --
 March 31, 2005                          12.50            (.05)             .26              .21               --               --
 March 31, 2004                           9.21            (.07)            3.36             3.29               --               --
 March 31, 2003                          11.36            (.02)           (2.13)           (2.15)              --               --
 March 31, 2002                          11.25            (.04)             .15              .11               --               --
 March 31, 2001                          10.25            (.05)            1.05             1.00               --               --
HEALTH CARE FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                     12.25            (.06)            1.13             1.07               --               --
 March 31, 2005                          12.11            (.10)             .24              .14               --               --
 March 31, 2004                           8.97            (.12)            3.26             3.14               --               --
 March 31, 2003                          11.11            (.06)           (2.08)           (2.14)              --               --
 March 31, 2002                          11.06            (.09)             .14              .05               --               --
 March 31, 2001                          10.12            (.11)            1.05              .94               --               --

                                                        NET INCREASE     NET ASSET
                                                       (DECREASE) IN       VALUE,            TOTAL
                                          TOTAL          NET ASSET         END OF         INVESTMENT
                                      DISTRIBUTIONS        VALUE           PERIOD           RETURN
----------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND C-CLASS
 SEPTEMBER 30, 2005@                    $     --         $   8.15         $  37.13           28.12%
 March 31, 2005                               --             7.86            28.98           37.22%
 March 31, 2004                               --             4.08            21.12           23.94%
 March 31, 2003++                             --            (5.19)           17.04          (23.35)%
 March 31, 2002++                             --            (5.07)           22.23          (18.57)%
 March 31, 2001*++                            --               --            27.30            0.00%
FINANCIAL SERVICES FUND
INVESTOR CLASS
 SEPTEMBER 30, 2005@                          --              .71            12.11            6.23%
 March 31, 2005                             (.08)             .31            11.40            3.46%
 March 31, 2004                             (.04)            3.43            11.09           45.36%
 March 31, 2003                             (.02)           (2.57)            7.66          (24.97)%
 March 31, 2002                             (.10)             .23            10.23            3.39%
 March 31, 2001                               --              .52            10.00            5.49%
FINANCIAL SERVICES FUND
ADVISOR CLASS
 SEPTEMBER 30, 2005@                          --              .66            11.79            5.93%
 March 31, 2005                             (.08)             .24            11.13            2.88%
 March 31, 2004                             (.04)            3.32            10.89           44.45%
 March 31, 2003                             (.02)           (2.51)            7.57          (24.74)%
 March 31, 2002                             (.10)             .19            10.08            3.02%
 March 31, 2001                               --              .47             9.89            4.99%
FINANCIAL SERVICES FUND
A-CLASS
 SEPTEMBER 30, 2005@                          --              .68            11.81            6.11%
 March 31, 2005*                            (.08)             .38            11.13            4.22%
FINANCIAL SERVICES FUND
C-CLASS
 SEPTEMBER 30, 2005@                          --              .62            11.63            5.63%
 March 31, 2005                             (.08)             .17            11.01            2.24%
 March 31, 2004                             (.04)            3.27            10.84           43.78%
 March 31, 2003                             (.02)           (2.57)            7.57          (25.19)%
 March 31, 2002*                            (.10)            (.32)           10.14           (2.02)%
HEALTH CARE FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                          --             1.14            13.85            8.97%
 March 31, 2005                               --              .21            12.71            1.68%
 March 31, 2004                               --             3.29            12.50           35.72%
 March 31, 2003                               --            (2.15)            9.21          (18.93)%
 March 31, 2002                               --              .11            11.36            0.98%
 March 31, 2001                               --             1.00            11.25            9.76%
HEALTH CARE FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                          --             1.07            13.32            8.73%
 March 31, 2005                               --              .14            12.25            1.16%
 March 31, 2004                               --             3.14            12.11           35.01%
 March 31, 2003                               --            (2.14)            8.97          (19.26)%
 March 31, 2002                               --              .05            11.11            0.45%
 March 31, 2001                               --              .94            11.06            9.29%

                                                      RATIOS TO
                                                 AVERAGE NET ASSETS:
                                      -----------------------------------------
                                                                        NET                       NET ASSETS,
                                                                     INVESTMENT      PORTFOLIO      END OF
                                       GROSS            NET            INCOME         TURNOVER      PERIOD (000's
                                      EXPENSES        EXPENSES         (LOSS)          RATE***      OMITTED)
-------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND C-CLASS
 SEPTEMBER 30, 2005@                   2.35%**         2.35%**         (1.88)%**         152%      $ 21,448
 March 31, 2005                        2.31%           2.31%           (1.84)%           501%        11,529
 March 31, 2004                        2.37%           2.37%           (1.86)%         1,009%         2,833
 March 31, 2003++                      2.39%           2.39%           (1.60)%           971%           651
 March 31, 2002++                      2.57%           2.57%           (1.60)%           949%           697
 March 31, 2001*++                     0.00%**+++      0.00%**+++       0.00%**          944%             3
FINANCIAL SERVICES FUND
INVESTOR CLASS
 SEPTEMBER 30, 2005@                   1.32%**         1.32%**          1.30%**          369%         6,066
 March 31, 2005                        1.33%           1.33%            0.91%          1,005%         7,741
 March 31, 2004                        1.36%           1.36%            0.94%          1,200%        34,423
 March 31, 2003                        1.38%           1.38%            0.82%          2,336%         6,671
 March 31, 2002                        1.51%           1.51%            0.43%          1,110%        25,147
 March 31, 2001                        1.24%           1.23%            0.58%          1,271%        35,190
FINANCIAL SERVICES FUND
ADVISOR CLASS
 SEPTEMBER 30, 2005@                   1.81%**         1.81%**          0.80%**          369%        14,161
 March 31, 2005                        1.83%           1.83%            0.43%          1,005%        27,181
 March 31, 2004                        1.86%           1.86%            0.39%          1,200%        40,885
 March 31, 2003                        1.88%           1.88%            0.35%          2,336%        15,074
 March 31, 2002                        2.02%           2.02%           (0.08)%         1,110%        40,968
 March 31, 2001                        1.74%           1.73%            0.05%          1,271%        30,627
FINANCIAL SERVICES FUND
A-CLASS
 SEPTEMBER 30, 2005@                   1.58%**         1.58%**          1.01%**          369%           479
 March 31, 2005*                       1.55%**         1.55%**          0.70%**        1,005%             5
FINANCIAL SERVICES FUND
C-CLASS
 SEPTEMBER 30, 2005@                   2.32%**         2.32%**          0.04%**          369%         2,150
 March 31, 2005                        2.33%           2.33%           (0.10)%         1,005%         1,689
 March 31, 2004                        2.37%           2.37%           (0.23)%         1,200%         2,242
 March 31, 2003                        2.37%           2.37%           (0.19)%         2,336%           222
 March 31, 2002*                       2.52%**         2.52%**         (0.50)%**       1,110%           526
HEALTH CARE FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                   1.31%**         1.31%**         (0.33)%**         287%        63,243
 March 31, 2005                        1.34%           1.34%           (0.42)%           610%        35,500
 March 31, 2004                        1.36%           1.36%           (0.56)%         1,204%        19,801
 March 31, 2003                        1.38%           1.38%           (0.25)%         1,395%        13,400
 March 31, 2002                        1.37%           1.37%           (0.36)%           936%        20,567
 March 31, 2001                        1.55%           1.54%           (0.39)%         1,399%        42,495
HEALTH CARE FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                   1.83%**         1.83%**         (0.94)%**         287%        22,506
 March 31, 2005                        1.84%           1.84%           (0.83)%           610%        16,511
 March 31, 2004                        1.85%           1.85%           (1.05)%         1,204%        27,102
 March 31, 2003                        1.88%           1.88%           (0.66)%         1,395%        23,127
 March 31, 2002                        1.85%           1.85%           (0.81)%           936%        29,504
 March 31, 2001                        2.05%           2.04%           (0.98)%         1,399%        24,444

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 30, 2001-- ENERGY SERVICES FUND C-CLASS; APRIL 19, 2001-- FINANCIAL SERVICES FUND C-CLASS; SEPTEMBER 1, 2004 -- FINANCIAL SERVICES FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2001 ARE CALCULATED FOR ONE DAY AND NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@     UNAUDITED


66 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET REALIZED    NET INCREASE
                                      NET ASSET         NET               AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,       INVESTMENT       UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                      BEGINNING        INCOME        GAINS (LOSSES)  VALUE RESULTING    INVESTMENT       REALIZED
                                      OF PERIOD       (LOSS)+        ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND A-CLASS
 SEPTEMBER 30, 2005@                  $  12.25        $   (.05)        $   1.13         $   1.08         $     --         $     --
 March 31, 2005*                         11.65            (.05)             .65              .60               --               --
HEALTH CARE FUND C-CLASS
 SEPTEMBER 30, 2005@                     12.19            (.09)            1.10             1.01               --               --
 March 31, 2005                          12.11            (.16)             .24              .08               --               --
 March 31, 2004                           9.03            (.18)            3.26             3.08               --               --
 March 31, 2003                          11.25            (.12)           (2.10)           (2.22)              --               --
 March 31, 2002                          11.25            (.18)             .18               --               --               --
 March 31, 2001*                         11.25              --               --               --               --               --
INTERNET FUND INVESTOR CLASS
 SEPTEMBER 30, 2005@                     32.29            (.19)            4.10             3.91               --               --
 March 31, 2005                          35.66            (.43)           (2.94)           (3.37)              --               --
 March 31, 2004                          20.43            (.41)           15.64            15.23               --               --
 March 31, 2003                          30.55            (.29)           (9.83)          (10.12)              --               --
 March 31, 2002                          41.80            (.31)          (10.94)          (11.25)              --               --
 March 31, 2001*++                      200.00           (1.60)         (156.60)         (158.20)              --               --
INTERNET FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                     31.41            (.25)            3.97             3.72               --               --
 March 31, 2005                          34.85            (.60)           (2.84)           (3.44)              --               --
 March 31, 2004                          20.05            (.54)           15.34            14.80               --               --
 March 31, 2003                          30.18            (.40)           (9.73)          (10.13)              --               --
 March 31, 2002                          41.60            (.64)          (10.78)          (11.42)              --               --
 March 31, 2001*++                      200.00           (2.80)         (155.60)         (158.40)              --               --
INTERNET FUND A-CLASS
 SEPTEMBER 30, 2005@                     31.45            (.21)            3.97             3.76               --               --
 March 31, 2005*                         30.65            (.31)            1.11              .80               --               --
INTERNET FUND C-CLASS
 SEPTEMBER 30, 2005@                     31.06            (.33)            3.92             3.59               --               --
 March 31, 2005                          34.64            (.73)           (2.85)           (3.58)              --               --
 March 31, 2004                          20.04            (.72)           15.32            14.60               --               --
 March 31, 2003                          30.28            (.50)           (9.74)          (10.24)              --               --
 March 31, 2002*                         53.40            (.78)          (22.34)          (23.12)              --               --
LEISURE FUND INVESTOR CLASS
 SEPTEMBER 30, 2005@                     30.50            (.11)           (1.79)           (1.90)              --               --
 March 31, 2005                          27.66            (.17)            3.01             2.84               --               --
 March 31, 2004                          17.88            (.06)            9.84             9.78               --               --
 March 31, 2003++                        24.00            (.15)           (5.97)           (6.12)              --               --
 March 31, 2002++                        25.56            (.33)           (1.23)           (1.56)              --               --
 March 31, 2001++                        33.30            (.36)           (7.38)           (7.74)              --               --

                                                        NET INCREASE     NET ASSET
                                                       (DECREASE) IN       VALUE,            TOTAL
                                          TOTAL          NET ASSET         END OF         INVESTMENT
                                      DISTRIBUTIONS        VALUE           PERIOD           RETURN
----------------------------------------------------------------------------------------------------
HEALTH CARE FUND A-CLASS
 SEPTEMBER 30, 2005@                    $     --         $   1.08         $  13.33            8.82%
 March 31, 2005*                              --              .60            12.25            5.15%
HEALTH CARE FUND C-CLASS
 SEPTEMBER 30, 2005@                          --             1.01            13.20            8.29%
 March 31, 2005                               --              .08            12.19            0.66%
 March 31, 2004                               --             3.08            12.11           34.11%
 March 31, 2003                               --            (2.22)            9.03          (19.73)%
 March 31, 2002                               --               --            11.25            0.00%
 March 31, 2001*                              --               --            11.25            0.00%
INTERNET FUND INVESTOR CLASS
 SEPTEMBER 30, 2005@                          --             3.91            36.20           12.11%
 March 31, 2005                               --            (3.37)           32.29           (9.45)%
 March 31, 2004                               --            15.23            35.66           74.55%
 March 31, 2003                               --           (10.12)           20.43          (33.13)%
 March 31, 2002                               --           (11.25)           30.55          (26.91)%
 March 31, 2001*++                            --          (158.20)           41.80          (79.10)%
INTERNET FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                          --             3.72            35.13           11.84%
 March 31, 2005                               --            (3.44)           31.41           (9.87)%
 March 31, 2004                               --            14.80            34.85           73.82%
 March 31, 2003                               --           (10.13)           20.05          (33.57)%
 March 31, 2002                               --           (11.42)           30.18          (27.45)%
 March 31, 2001*++                            --          (158.40)           41.60          (79.20)%
INTERNET FUND A-CLASS
 SEPTEMBER 30, 2005@                          --             3.76            35.21           11.96%
 March 31, 2005*                              --              .80            31.45            2.61%
INTERNET FUND C-CLASS
 SEPTEMBER 30, 2005@                          --             3.59            34.65           11.56%
 March 31, 2005                               --            (3.58)           31.06          (10.33)%
 March 31, 2004                               --            14.60            34.64           72.85%
 March 31, 2003                               --           (10.24)           20.04          (33.82)%
 March 31, 2002*                              --           (23.12)           30.28          (43.30)%
LEISURE FUND INVESTOR CLASS
 SEPTEMBER 30, 2005@                          --            (1.90)           28.60           (6.23)%
 March 31, 2005                               --             2.84            30.50           10.27%
 March 31, 2004                               --             9.78            27.66           54.70%
 March 31, 2003++                             --            (6.12)           17.88          (25.50)%
 March 31, 2002++                             --            (1.56)           24.00           (6.10)%
 March 31, 2001++                             --            (7.74)           25.56          (23.24)%

                                                      RATIOS TO
                                                 AVERAGE NET ASSETS:
                                      -----------------------------------------
                                                                        NET                       NET ASSETS,
                                                                     INVESTMENT      PORTFOLIO      END OF
                                       GROSS            NET            INCOME         TURNOVER      PERIOD (000's
                                      EXPENSES        EXPENSES         (LOSS)          RATE***      OMITTED)
-------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND A-CLASS
 SEPTEMBER 30, 2005@                   1.59%**         1.59%**         (0.74)%**         287%      $    657
 March 31, 2005*                       1.56%**         1.56%**         (0.65)%**         610%             1
HEALTH CARE FUND C-CLASS
 SEPTEMBER 30, 2005@                   2.33%**         2.33%**         (1.43)%**         287%         6,986
 March 31, 2005                        2.33%           2.33%           (1.36)%           610%         4,017
 March 31, 2004                        2.37%           2.37%           (1.60)%         1,204%         2,865
 March 31, 2003                        2.37%           2.37%           (1.30)%         1,395%           421
 March 31, 2002                        2.54%           2.54%           (1.59)%           936%         1,085
 March 31, 2001*                       0.00%**+++      0.00%**+++       0.00%**        1,399%             3
INTERNET FUND INVESTOR CLASS
 SEPTEMBER 30, 2005@                   1.29%**         1.29%**         (1.07)%**         836%         8,762
 March 31, 2005                        1.34%           1.34%           (1.23)%         1,947%         5,210
 March 31, 2004                        1.36%           1.36%           (1.31)%         1,340%        15,292
 March 31, 2003                        1.38%           1.38%           (1.34)%         2,052%         3,335
 March 31, 2002                        1.21%           1.21%           (1.15)%         2,186%         3,124
 March 31, 2001*++                     1.61%**         1.61%**         (1.43)%**       1,937%         1,625
INTERNET FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                   1.81%**         1.81%**         (1.50)%**         836%         2,860
 March 31, 2005                        1.83%           1.83%           (1.72)%         1,947%           829
 March 31, 2004                        1.86%           1.86%           (1.81)%         1,340%        12,090
 March 31, 2003                        1.82%           1.82%           (1.79)%         2,052%           717
 March 31, 2002                        1.74%           1.74%           (1.68)%         2,186%           396
 March 31, 2001*++                     2.09%**         2.08%**         (2.00)%**       1,937%           201
INTERNET FUND A-CLASS
 SEPTEMBER 30, 2005@                   1.58%**         1.58%**         (1.23)%**         836%            87
 March 31, 2005*                       1.55%**         1.55%**         (1.46)%**       1,947%             4
INTERNET FUND C-CLASS
 SEPTEMBER 30, 2005@                   2.32%**         2.32%**         (2.02)%**         836%         1,688
 March 31, 2005                        2.33%           2.33%           (2.19)%         1,947%         1,596
 March 31, 2004                        2.36%           2.36%           (2.31)%         1,340%         1,556
 March 31, 2003                        2.37%           2.37%           (2.34)%         2,052%           234
 March 31, 2002*                       2.36%**         2.36%**         (2.33)%**       2,186%           149
LEISURE FUND INVESTOR CLASS
 SEPTEMBER 30, 2005@                   1.30%**         1.30%**         (0.76)%**         249%         3,978
 March 31, 2005                        1.31%           1.31%           (0.57)%         1,046%        15,080
 March 31, 2004                        1.36%           1.36%           (0.31)%         1,870%        25,030
 March 31, 2003++                      1.38%           1.38%           (0.65)%         3,179%         2,325
 March 31, 2002++                      1.57%           1.57%           (1.27)%         2,609%        11,443
 March 31, 2001++                      1.55%           1.55%           (1.18)%         2,756%         1,277

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 6, 2000 -- INTERNET FUND INVESTOR CLASS AND ADVISOR CLASS; MARCH 30, 2001-- HEALTH CARE FUND C-CLASS; APRIL 19, 2001 -- INTERNET FUND C-CLASS; SEPTEMBER 1, 2004 -- HEALTH CARE FUND A-CLASS AND INTERNET FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ INTERNET FUND -- PER SHARE AMOUNTS FOR THE PERIOD ENDED MARCH 31, 2001 HAVE BEEN RESTATED TO REFLECT A 1:20 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001. LEISURE FUND -- PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2001 ARE CALCULATED FOR ONE DAY AND NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

@     UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 67

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET REALIZED    NET INCREASE
                                      NET ASSET         NET               AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,       INVESTMENT       UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                      BEGINNING        INCOME        GAINS (LOSSES)  VALUE RESULTING    INVESTMENT       REALIZED
                                      OF PERIOD       (LOSS)+        ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                  $  29.34        $   (.18)        $  (1.73)        $  (1.91)        $     --         $     --
 March 31, 2005                          26.74            (.30)            2.90             2.60               --               --
 March 31, 2004                          17.37            (.23)            9.60             9.37               --               --
 March 31, 2003++                        23.34            (.39)           (5.58)           (5.97)              --               --
 March 31, 2002++                        24.93            (.51)           (1.08)           (1.59)              --               --
 March 31, 2001++                        32.82            (.51)           (7.38)           (7.89)              --               --
LEISURE FUND A-CLASS
 SEPTEMBER 30, 2005@                     29.34            (.14)           (1.73)           (1.87)              --               --
 March 31, 2005*                         24.59            (.08)            4.83             4.75               --               --
LEISURE FUND C-CLASS
 SEPTEMBER 30, 2005@                     29.39            (.25)           (1.73)           (1.98)              --               --
 March 31, 2005                          26.93            (.40)            2.86             2.46               --               --
 March 31, 2004                          17.61            (.38)            9.70             9.32               --               --
 March 31, 2003++                        23.79            (.36)           (5.82)           (6.18)              --               --
 March 31, 2002*++                       29.01            (.45)           (4.77)           (5.22)              --               --
PRECIOUS METALS FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                     35.64            (.01)            5.77             5.76               --               --
 March 31, 2005                          44.32            (.05)           (8.63)           (8.68)              --               --
 March 31, 2004                          26.78            (.12)           17.67            17.55             (.01)              --
 March 31, 2003                          27.90             .03            (1.15)           (1.12)              --               --
 March 31, 2002                          17.73             .01            10.30            10.31             (.14)              --
 March 31, 2001                          18.80             .05            (1.12)           (1.07)              --               --
PRECIOUS METALS FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                     35.37            (.11)            5.73             5.62               --               --
 March 31, 2005                          44.17            (.03)           (8.77)           (8.80)              --               --
 March 31,2004*                          31.68            (.18)           12.68            12.50             (.01)              --
PRECIOUS METALS FUND A-CLASS
 SEPTEMBER 30, 2005@                     35.41             .01             5.67             5.68               --               --
 March 31, 2005*                         37.26            (.01)           (1.84)           (1.85)              --               --
PRECIOUS METALS FUND C-CLASS
 SEPTEMBER 30, 2005@                     34.37            (.19)            5.54             5.35               --               --
 March 31, 2005                          43.16            (.39)           (8.40)           (8.79)              --               --
 March 31, 2004                          26.35            (.51)           17.33            16.82             (.01)              --
 March 31, 2003                          27.72            (.27)           (1.10)           (1.37)              --               --
 March 31, 2002*                         20.41            (.26)            7.71             7.45             (.14)              --
REAL ESTATE FUND A-CLASS
 SEPTEMBER 30, 2005@                     27.84             .31             3.96             4.27               --               --
 March 31, 2005*                         26.66             .09             1.24             1.33             (.03)            (.12)
REAL ESTATE FUND C-CLASS
 SEPTEMBER 30, 2005@                     27.64             .22             3.90             4.12               --               --
 March 31, 2005                          26.63             .41              .75             1.16             (.03)            (.12)
 March 31, 2004*                         25.00             .02             1.61             1.63               --               --

                                                       NET INCREASE     NET ASSET
                                                      (DECREASE) IN       VALUE,            TOTAL
                                         TOTAL          NET ASSET         END OF         INVESTMENT
                                     DISTRIBUTIONS        VALUE           PERIOD           RETURN
---------------------------------------------------------------------------------------------------
LEISURE FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                   $     --         $  (1.91)        $  27.43           (6.51)%
 March 31, 2005                              --             2.60            29.34            9.72%
 March 31, 2004                              --             9.37            26.74           53.94%
 March 31, 2003++                            --            (5.97)           17.37          (25.58)%
 March 31, 2002++                            --            (1.59)           23.34           (6.38)%
 March 31, 2001++                            --            (7.89)           24.93          (24.04)%
LEISURE FUND A-CLASS
 SEPTEMBER 30, 2005@                         --            (1.87)           27.47           (6.37)%
 March 31, 2005*                             --             4.75            29.34           19.32%
LEISURE FUND C-CLASS
 SEPTEMBER 30, 2005@                         --            (1.98)           27.41           (6.74)%
 March 31, 2005                              --             2.46            29.39            9.13%
 March 31, 2004                              --             9.32            26.93           52.92%
 March 31, 2003++                            --            (6.18)           17.61          (25.98)%
 March 31, 2002*++                           --            (5.22)           23.79          (17.99)%
PRECIOUS METALS FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                         --             5.76            41.40           16.16%
 March 31, 2005                              --            (8.68)           35.64          (19.58)%
 March 31, 2004                            (.01)           17.54            44.32           65.53%
 March 31, 2003                              --            (1.12)           26.78           (4.01)%
 March 31, 2002                            (.14)           10.17            27.90           58.44%
 March 31, 2001                              --            (1.07)           17.73           (5.69)%
PRECIOUS METALS FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                         --             5.62            40.99           15.89%
 March 31, 2005                              --            (8.80)           35.37          (19.92)%
 March 31,2004*                            (.01)           12.49            44.17           39.46%
PRECIOUS METALS FUND A-CLASS
 SEPTEMBER 30, 2005@                         --             5.68            41.09           16.04%
 March 31, 2005*                             --            (1.85)           35.41           (4.97)%
PRECIOUS METALS FUND C-CLASS
 SEPTEMBER 30, 2005@                         --             5.35            39.72           15.57%
 March 31, 2005                              --            (8.79)           34.37          (20.37)%
 March 31, 2004                            (.01)           16.81            43.16           63.83%
 March 31, 2003                              --            (1.37)           26.35           (4.94)%
 March 31, 2002*                           (.14)            7.31            27.72           36.75%
REAL ESTATE FUND A-CLASS
 SEPTEMBER 30, 2005@                         --             4.27            32.11           15.34%
 March 31, 2005*                           (.15)            1.18            27.84            4.98%
REAL ESTATE FUND C-CLASS
 SEPTEMBER 30, 2005@                         --             4.12            31.76           14.91%
 March 31, 2005                            (.15)            1.01            27.64            4.35%
 March 31, 2004*                             --             1.63            26.63            6.52%

                                                     RATIOS TO
                                                AVERAGE NET ASSETS:
                                     -----------------------------------------
                                                                       NET                       NET ASSETS,
                                                                    INVESTMENT      PORTFOLIO      END OF
                                      GROSS            NET            INCOME         TURNOVER      PERIOD (000's
                                     EXPENSES        EXPENSES         (LOSS)          RATE***      OMITTED)
------------------------------------------------------------------------------------------------------------
LEISURE FUND ADVISOR CLASS
 SEPTEMBER 30, 2005@                  1.79%**         1.79%**         (1.22)%**         249%      $  8,796
 March 31, 2005                       1.82%           1.82%           (1.10)%         1,046%        27,750
 March 31, 2004                       1.86%           1.86%           (1.06)%         1,870%        39,789
 March 31, 2003++                     1.90%           1.90%           (1.68)%         3,179%         3,592
 March 31, 2002++                     2.26%           2.26%           (2.05)%         2,609%         9,324
 March 31, 2001++                     2.08%           2.07%           (1.77)%         2,756%        18,299
LEISURE FUND A-CLASS
 SEPTEMBER 30, 2005@                  1.56%**         1.56%**         (0.97)%**         249%            18
 March 31, 2005*                      1.55%**         1.55%**         (1.02)%**       1,046%            12
LEISURE FUND C-CLASS
 SEPTEMBER 30, 2005@                  2.30%**         2.30%**         (1.71)%**         249%           936
 March 31, 2005                       2.31%           2.31%           (1.44)%         1,046%         2,502
 March 31, 2004                       2.37%           2.37%           (1.59)%         1,870%         2,165
 March 31, 2003++                     2.39%           2.39%           (1.70)%         3,179%            36
 March 31, 2002*++                    2.53%**         2.53%**         (2.14)%**       2,609%            87
PRECIOUS METALS FUND INVESTOR
CLASS
 SEPTEMBER 30, 2005@                  1.22%**         1.22%**         (0.07)%**         148%       201,252
 March 31, 2005                       1.23%           1.23%           (0.12)%           358%       130,718
 March 31, 2004                       1.26%           1.26%           (0.32)%           550%       236,961
 March 31, 2003                       1.27%           1.27%            0.09%            744%        75,185
 March 31, 2002                       1.39%           1.39%            0.07%            839%        59,625
 March 31, 2001                       1.18%           1.17%            0.30%            822%        25,096
PRECIOUS METALS FUND ADVISOR
CLASS
 SEPTEMBER 30, 2005@                  1.72%**         1.72%**         (0.66)%**         148%         8,929
 March 31, 2005                       1.72%           1.72%           (0.09)%           358%         8,596
 March 31,2004*                       1.72%**         1.72%**         (0.68)%**         550%         2,112
PRECIOUS METALS FUND A-CLASS
 SEPTEMBER 30, 2005@                  1.53%**         1.53%**          0.07%**          148%         1,900
 March 31, 2005*                      1.45%**         1.45%**         (0.02)%**         358%           217
PRECIOUS METALS FUND C-CLASS
 SEPTEMBER 30, 2005@                  2.23%**         2.23%**         (1.13)%**         148%        22,218
 March 31, 2005                       2.23%           2.23%           (1.08)%           358%        20,426
 March 31, 2004                       2.27%           2.27%           (1.38)%           550%        17,998
 March 31, 2003                       2.27%           2.27%           (0.94)%           744%         2,150
 March 31, 2002*                      2.38%**         2.38%**         (1.23)%**         839%           910
REAL ESTATE FUND A-CLASS
 SEPTEMBER 30, 2005@                  1.56%**         1.56%**          1.99%**          545%           233
 March 31, 2005*                      1.54%**         1.54%**          0.52%**        1,773%            71
REAL ESTATE FUND C-CLASS
 SEPTEMBER 30, 2005@                  2.35%**         2.35%**          1.44%**          545%         3,942
 March 31, 2005                       2.32%           2.32%            1.52%          1,773%         1,293
 March 31, 2004*                      2.36%**         2.36%**          0.72%**          102%         7,562

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 27, 2001 -- PRECIOUS METALS FUND C-CLASS; MAY 3, 2001 -- LEISURE FUND C-CLASS; AUGUST 1, 2003 -- PRECIOUS METALS FUND ADVISOR CLASS; FEBRUARY 20, 2004 -- REAL ESTATE FUND C-CLASS; SEPTEMBER 1, 2004 -- LEISURE FUND A-CLASS, PRECIOUS METALS FUND A-CLASS AND REAL ESTATE FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

@     UNAUDITED


68 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET REALIZED    NET INCREASE
                                      NET ASSET         NET               AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,       INVESTMENT       UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                      BEGINNING        INCOME        GAINS (LOSSES)  VALUE RESULTING    INVESTMENT       REALIZED
                                      OF PERIOD       (LOSS)+        ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND H-CLASS
  SEPTEMBER 30, 2005@                 $  27.85        $    .30         $   3.98         $   4.28         $     --         $     --
  March 31, 2005                         26.65             .58              .77             1.35             (.03)            (.12)
  March 31, 2004*                        25.00             .10             1.55             1.65               --               --
RETAILING FUND INVESTOR CLASS
  SEPTEMBER 30, 2005@                    12.30            (.04)            (.22)            (.26)              --               --
  March 31, 2005                         11.74            (.06)             .62              .56               --               --
  March 31, 2004                          8.00            (.08)            3.82             3.74               --               --
  March 31, 2003                         11.12            (.07)           (3.05)           (3.12)              --               --
  March 31, 2002                         10.29            (.10)             .93              .83               --               --
  March 31, 2001                         13.22            (.09)           (2.84)           (2.93)              --               --
RETAILING FUND ADVISOR CLASS
  SEPTEMBER 30, 2005@                    11.99            (.07)            (.21)            (.28)              --               --
  March 31, 2005                         11.49            (.12)             .62              .50               --               --
  March 31, 2004                          7.85            (.13)            3.77             3.64               --               --
  March 31, 2003                         10.94            (.12)           (2.97)           (3.09)              --               --
  March 31, 2002                         10.17            (.15)             .92              .77               --               --
  March 31, 2001                         13.18            (.16)           (2.85)           (3.01)              --               --
RETAILING FUND A-CLASS
  SEPTEMBER 30, 2005@                    12.01            (.06)            (.22)            (.28)              --               --
  March 31, 2005*                        10.45            (.07)            1.63             1.56               --               --
RETAILING FUND C-CLASS
  SEPTEMBER 30, 2005@                    11.80            (.10)            (.20)            (.30)              --               --
  March 31, 2005                         11.37            (.17)             .60              .43               --               --
  March 31, 2004                          7.81            (.18)            3.74             3.56               --               --
  March 31, 2003                         11.02            (.20)           (3.01)           (3.21)              --               --
  March 31, 2002*                        10.68            (.20)             .54              .34               --               --
TECHNOLOGY FUND INVESTOR CLASS
  SEPTEMBER 30, 2005@                    10.35            (.04)            1.05             1.01               --               --
  March 31, 2005                         11.40             .03            (1.08)           (1.05)              --               --
  March 31, 2004                          7.11            (.11)            4.40             4.29               --               --
  March 31, 2003                         11.00            (.09)           (3.80)           (3.89)              --               --
  March 31, 2002                         12.70            (.15)           (1.55)           (1.70)              --               --
  March 31, 2001                         31.59            (.24)          (18.65)          (18.89)              --               --
TECHNOLOGY FUND ADVISOR CLASS
  SEPTEMBER 30, 2005@                    10.06            (.07)            1.02              .95               --               --
  March 31, 2005                         11.13             .02            (1.09)           (1.07)              --               --
  March 31, 2004                          6.97            (.16)            4.32             4.16               --               --
  March 31, 2003                         10.77            (.12)           (3.68)           (3.80)              --               --
  March 31, 2002                         12.49            (.20)           (1.52)           (1.72)              --               --
  March 31, 2001                         31.20            (.31)          (18.40)          (18.71)              --               --
TECHNOLOGY FUND A-CLASS
  SEPTEMBER 30, 2005@                    10.07            (.07)            1.02              .95               --               --
  March 31, 2005*                         9.32              --              .75              .75               --               --

                                                        NET INCREASE     NET ASSET
                                                       (DECREASE) IN       VALUE,            TOTAL
                                          TOTAL          NET ASSET         END OF         INVESTMENT
                                      DISTRIBUTIONS        VALUE           PERIOD           RETURN
----------------------------------------------------------------------------------------------------
REAL ESTATE FUND H-CLASS
  SEPTEMBER 30, 2005@                   $     --         $   4.28         $  32.13           15.37%
  March 31, 2005                            (.15)            1.20            27.85            5.06%
  March 31, 2004*                             --             1.65            26.65            6.60%
RETAILING FUND INVESTOR CLASS
  SEPTEMBER 30, 2005@                         --             (.26)           12.04           (2.11)%
  March 31, 2005                              --              .56            12.30            4.77%
  March 31, 2004                              --             3.74            11.74           46.75%
  March 31, 2003                              --            (3.12)            8.00          (28.06)%
  March 31, 2002                              --              .83            11.12            8.07%
  March 31, 2001                              --            (2.93)           10.29          (22.16)%
RETAILING FUND ADVISOR CLASS
  SEPTEMBER 30, 2005@                         --             (.28)           11.71           (2.34)%
  March 31, 2005                              --              .50            11.99            4.35%
  March 31, 2004                              --             3.64            11.49           46.37%
  March 31, 2003                              --            (3.09)            7.85          (28.24)%
  March 31, 2002                              --              .77            10.94            7.57%
  March 31, 2001                              --            (3.01)           10.17          (22.84)%
RETAILING FUND A-CLASS
  SEPTEMBER 30, 2005@                         --             (.28)           11.73           (2.33)%
  March 31, 2005*                             --             1.56            12.01           14.93%
RETAILING FUND C-CLASS
  SEPTEMBER 30, 2005@                         --             (.30)           11.50           (2.54)%
  March 31, 2005                              --              .43            11.80            3.78%
  March 31, 2004                              --             3.56            11.37           45.58%
  March 31, 2003                              --            (3.21)            7.81          (29.13)%
  March 31, 2002*                             --              .34            11.02            3.18%
TECHNOLOGY FUND INVESTOR CLASS
  SEPTEMBER 30, 2005@                         --             1.01            11.36            9.76%
  March 31, 2005                              --            (1.05)           10.35           (9.21)%
  March 31, 2004                              --             4.29            11.40           60.34%
  March 31, 2003                              --            (3.89)            7.11          (35.36)%
  March 31, 2002                              --            (1.70)           11.00          (13.39)%
  March 31, 2001                              --           (18.89)           12.70          (59.80)%
TECHNOLOGY FUND ADVISOR CLASS
  SEPTEMBER 30, 2005@                         --              .95            11.01            9.44%
  March 31, 2005                              --            (1.07)           10.06           (9.61)%
  March 31, 2004                              --             4.16            11.13           59.68%
  March 31, 2003                              --            (3.80)            6.97          (35.28)%
  March 31, 2002                              --            (1.72)           10.77          (13.77)%
  March 31, 2001                              --           (18.71)           12.49          (59.97)%
TECHNOLOGY FUND A-CLASS
  SEPTEMBER 30, 2005@                         --              .95            11.02            9.43%
  March 31, 2005*                             --              .75            10.07            8.05%

                                                      RATIOS TO
                                                 AVERAGE NET ASSETS:
                                      -----------------------------------------
                                                                        NET                       NET ASSETS,
                                                                     INVESTMENT      PORTFOLIO      END OF
                                       GROSS            NET            INCOME         TURNOVER      PERIOD (000'S
                                      EXPENSES        EXPENSES         (LOSS)          RATE***      OMITTED)
-------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND H-CLASS
  SEPTEMBER 30, 2005@                  1.56%**         1.56%**          1.90%**          545%      $ 23,769
  March 31, 2005                       1.58%           1.58%            2.08%          1,773%         8,186
  March 31, 2004*                      1.61%**         1.61%**          3.83%**          102%        75,916
RETAILING FUND INVESTOR CLASS
  SEPTEMBER 30, 2005@                  1.31%**         1.31%**         (0.58)%**         546%         6,464
  March 31, 2005                       1.33%           1.33%           (0.54)%         1,505%         7,529
  March 31, 2004                       1.35%           1.35%           (0.78)%         1,825%        11,738
  March 31, 2003                       1.38%           1.38%           (0.82)%         3,788%         2,964
  March 31, 2002                       1.44%           1.44%           (0.92)%         2,030%        21,667
  March 31, 2001                       1.51%           1.50%           (0.78)%         3,062%        33,228
RETAILING FUND ADVISOR CLASS
  SEPTEMBER 30, 2005@                  1.81%**         1.81%**         (1.18)%**         546%         5,564
  March 31, 2005                       1.83%           1.83%           (1.09)%         1,505%         6,445
  March 31, 2004                       1.85%           1.85%           (1.25)%         1,825%        15,863
  March 31, 2003                       1.88%           1.88%           (1.35)%         3,788%        14,965
  March 31, 2002                       1.95%           1.95%           (1.40)%         2,030%        37,690
  March 31, 2001                       2.10%           2.09%           (1.49)%         3,062%        11,286
RETAILING FUND A-CLASS
  SEPTEMBER 30, 2005@                  1.61%**         1.61%**         (0.90)%**         546%           145
  March 31, 2005*                      1.68%**         1.68%**         (1.03)%**       1,505%             1
RETAILING FUND C-CLASS
  SEPTEMBER 30, 2005@                  2.32%**         2.32%**         (1.65)%**         546%         2,444
  March 31, 2005                       2.33%           2.33%           (1.52)%         1,505%         1,774
  March 31, 2004                       2.36%           2.36%           (1.72)%         1,825%         2,362
  March 31, 2003                       2.32%           2.32%           (1.89)%         3,788%            85
  March 31, 2002*                      2.70%**         2.70%**         (2.13)%**       2,030%         1,028
TECHNOLOGY FUND INVESTOR CLASS
  SEPTEMBER 30, 2005@                  1.31%**         1.31%**         (0.71)%**         382%        16,199
  March 31, 2005                       1.31%           1.31%            0.33%          1,304%        13,346
  March 31, 2004                       1.36%           1.36%           (1.07)%         1,853%        17,114
  March 31, 2003                       1.38%           1.38%           (1.13)%         1,938%         8,348
  March 31, 2002                       1.44%           1.44%           (1.21)%         1,017%        35,815
  March 31, 2001                       1.30%           1.30%           (1.01)%         2,202%        26,660
TECHNOLOGY FUND ADVISOR CLASS
  SEPTEMBER 30, 2005@                  1.83%**         1.83%**         (1.29)%**         382%        20,863
  March 31, 2005                       1.83%           1.83%            0.21%          1,304%        10,693
  March 31, 2004                       1.86%           1.86%           (1.58)%         1,853%        17,972
  March 31, 2003                       1.88%           1.88%           (1.62)%         1,938%        16,717
  March 31, 2002                       1.93%           1.93%           (1.69)%         1,017%        25,769
  March 31, 2001                       1.81%           1.81%           (1.48)%         2,202%        20,450
TECHNOLOGY FUND A-CLASS
  SEPTEMBER 30, 2005@                  1.94%**         1.94%**         (1.57)%**         382%           884
  March 31, 2005*                      1.54%**         1.54%**          0.00%**        1,304%             6

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 9, 2001 -- RETAILING FUND C-CLASS; FEBRUARY 20, 2004 -- REAL ESTATE FUND H-CLASS; SEPTEMBER 1, 2004 -- RETAILING FUND A-CLASS AND TECHNOLOGY FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

@     UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 69

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET REALIZED    NET INCREASE
                                      NET ASSET         NET               AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,       INVESTMENT       UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                      BEGINNING        INCOME        GAINS (LOSSES)  VALUE RESULTING    INVESTMENT       REALIZED
                                      OF PERIOD       (LOSS)+        ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND C-CLASS
  SEPTEMBER 30, 2005@                 $  10.01        $   (.10)        $   1.01         $    .91         $     --         $     --
  March 31, 2005                         11.10              --            (1.09)           (1.09)              --               --
  March 31, 2004                          7.00            (.21)            4.31             4.10               --               --
  March 31, 2003                         10.90            (.18)           (3.72)           (3.90)              --               --
  March 31, 2002*                        14.82            (.25)           (3.67)           (3.92)              --               --
TELECOMMUNICATIONS FUND
INVESTOR CLASS
  SEPTEMBER 30, 2005@                    14.33             .17             1.74             1.91               --               --
  March 31, 2005                         15.48             .09            (1.24)           (1.15)              --               --
  March 31, 2004                         10.05              --             5.48             5.48             (.05)              --
  March 31, 2003++                       15.12             .06            (5.13)           (5.07)              --               --
  March 31, 2002++                       24.03            (.12)           (8.70)           (8.82)              --             (.09)
  March 31, 2001++                       61.17            (.30)          (36.84)          (37.14)              --               --
TELECOMMUNICATIONS FUND
ADVISOR CLASS
  SEPTEMBER 30, 2005@                    13.88             .09             1.75             1.84               --               --
  March 31, 2005                         15.07             .03            (1.22)           (1.19)              --               --
  March 31, 2004                          9.81            (.08)            5.39             5.31             (.05)              --
  March 31, 2003++                       14.76            (.09)           (4.86)           (4.95)              --               --
  March 31, 2002++                       23.58            (.06)           (8.67)           (8.73)              --             (.09)
  March 31, 2001++                       60.39            (.54)          (36.27)          (36.81)              --               --
TELECOMMUNICATIONS FUND
A-CLASS
  SEPTEMBER 30, 2005@                    13.90             .06             1.78             1.84               --               --
  March 31, 2005*                        13.55             .11              .24              .35               --               --
TELECOMMUNICATIONS FUND
C-CLASS
  SEPTEMBER 30, 2005@                    13.81             .02             1.75             1.77               --               --
  March 31, 2005                         15.06            (.07)           (1.18)           (1.25)              --               --
  March 31, 2004                          9.84            (.15)            5.42             5.27             (.05)              --
  March 31, 2003++                       14.97            (.09)           (5.04)           (5.13)              --               --
  March 31, 2002*++                      26.91            (.24)          (11.61)          (11.85)              --             (.09)
TRANSPORTATION FUND INVESTOR
CLASS
  SEPTEMBER 30, 2005@                    22.42            (.04)             .34              .30               --               --
  March 31, 2005                         18.84            (.11)            3.69             3.58               --               --
  March 31, 2004                         15.03            (.06)            3.87             3.81               --               --
  March 31, 2003++                       20.85            (.12)           (5.70)           (5.82)              --               --
  March 31, 2002++                       19.26            (.09)            1.68             1.59               --               --
  March 31, 2001++                       18.72              --              .54              .54               --               --
TRANSPORTATION FUND ADVISOR
CLASS
  SEPTEMBER 30, 2005@                    21.31            (.09)             .31              .22               --               --
  March 31, 2005                         18.02            (.21)            3.50             3.29               --               --
  March 31, 2004                         14.40            (.12)            3.74             3.62               --               --
  March 31, 2003++                       19.98            (.15)           (5.43)           (5.58)              --               --
  March 31, 2002++                       18.57            (.21)            1.62             1.41               --               --
  March 31, 2001++                       18.48            (.03)             .12              .09               --               --

                                                        NET INCREASE     NET ASSET
                                                       (DECREASE) IN       VALUE,            TOTAL
                                          TOTAL          NET ASSET         END OF         INVESTMENT
                                      DISTRIBUTIONS        VALUE           PERIOD           RETURN
----------------------------------------------------------------------------------------------------
TECHNOLOGY FUND C-CLASS
  SEPTEMBER 30, 2005@                   $     --         $    .91         $  10.92            9.09%
  March 31, 2005                              --            (1.09)           10.01           (9.82)%
  March 31, 2004                              --             4.10            11.10           58.57%
  March 31, 2003                              --            (3.90)            7.00          (35.78)%
  March 31, 2002*                             --            (3.92)           10.90          (26.45)%
TELECOMMUNICATIONS FUND
INVESTOR CLASS
  SEPTEMBER 30, 2005@                         --             1.91            16.24           13.33%
  March 31, 2005                              --            (1.15)           14.33           (7.43)%
  March 31, 2004                            (.05)            5.43            15.48           54.59%
  March 31, 2003++                            --            (5.07)           10.05          (33.53)%
  March 31, 2002++                          (.09)           (8.91)           15.12          (36.84)%
  March 31, 2001++                            --           (37.14)           24.03          (60.72)%
TELECOMMUNICATIONS FUND
ADVISOR CLASS
  SEPTEMBER 30, 2005@                         --             1.84            15.72           13.26%
  March 31, 2005                              --            (1.19)           13.88           (7.90)%
  March 31, 2004                            (.05)            5.26            15.07           54.20%
  March 31, 2003++                            --            (4.95)            9.81          (33.54)%
  March 31, 2002++                          (.09)           (8.82)           14.76          (37.16)%
  March 31, 2001++                            --           (36.81)           23.58          (60.95)%
TELECOMMUNICATIONS FUND
A-CLASS
  SEPTEMBER 30, 2005@                         --             1.84            15.74           13.24%
  March 31, 2005*                             --              .35            13.90            2.58%
TELECOMMUNICATIONS FUND
C-CLASS
  SEPTEMBER 30, 2005@                         --             1.77            15.58           12.82%
  March 31, 2005                              --            (1.25)           13.81           (8.30)%
  March 31, 2004                            (.05)            5.22            15.06           53.62%
  March 31, 2003++                            --            (5.13)            9.84          (34.27)%
  March 31, 2002*++                         (.09)          (11.94)           14.97          (44.16)%
TRANSPORTATION FUND INVESTOR
CLASS
  SEPTEMBER 30, 2005@                         --              .30            22.72            1.34%
  March 31, 2005                              --             3.58            22.42           19.00%
  March 31, 2004                              --             3.81            18.84           25.35%
  March 31, 2003++                            --            (5.82)           15.03          (27.91)%
  March 31, 2002++                            --             1.59            20.85            8.26%
  March 31, 2001++                            --              .54            19.26            2.88%
TRANSPORTATION FUND ADVISOR
CLASS
  SEPTEMBER 30, 2005@                         --              .22            21.53            1.03%
  March 31, 2005                              --             3.29            21.31           18.26%
  March 31, 2004                              --             3.62            18.02           25.14%
  March 31, 2003++                            --            (5.58)           14.40          (27.93)%
  March 31, 2002++                            --             1.41            19.98            7.59%
  March 31, 2001++                            --              .09            18.57            0.49%

                                                      RATIOS TO
                                                 AVERAGE NET ASSETS:
                                      -----------------------------------------
                                                                        NET                       NET ASSETS,
                                                                     INVESTMENT      PORTFOLIO      END OF
                                       GROSS            NET            INCOME         TURNOVER      PERIOD (000'S
                                      EXPENSES        EXPENSES         (LOSS)          RATE***      OMITTED)
-------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND C-CLASS
  SEPTEMBER 30, 2005@                  2.34%**         2.34%**         (1.89)%**         382%      $  2,870
  March 31, 2005                       2.32%           2.32%            0.00%          1,304%         1,284
  March 31, 2004                       2.36%           2.36%           (2.13)%         1,853%         1,101
  March 31, 2003                       2.37%           2.37%           (2.07)%         1,938%           434
  March 31, 2002*                      2.43%**         2.43%**         (2.22)%**       1,017%           424
TELECOMMUNICATIONS FUND
INVESTOR CLASS
  SEPTEMBER 30, 2005@                  1.30%**         1.30%**          2.14%**          625%         6,639
  March 31, 2005                       1.35%           1.35%            0.60%          1,142%         6,003
  March 31, 2004                       1.37%           1.37%            0.01%          1,506%        14,406
  March 31, 2003++                     1.38%           1.38%            0.46%          2,431%         9,152
  March 31, 2002++                     1.51%           1.51%           (0.60)%         1,192%         4,530
  March 31, 2001++                     1.37%           1.37%           (0.65)%         1,273%         9,924
TELECOMMUNICATIONS FUND
ADVISOR CLASS
  SEPTEMBER 30, 2005@                  1.82%**         1.82%**          1.28%**          625%         3,145
  March 31, 2005                       1.86%           1.86%            0.19%          1,142%         1,922
  March 31, 2004                       1.87%           1.87%           (0.58)%         1,506%         7,376
  March 31, 2003++                     1.86%           1.86%           (0.68)%         2,431%           898
  March 31, 2002++                     1.87%           1.87%           (0.29)%         1,192%           931
  March 31, 2001++                     1.87%           1.86%           (1.24)%         1,273%        19,154
TELECOMMUNICATIONS FUND
A-CLASS
  SEPTEMBER 30, 2005@                  1.63%**         1.63%**          0.85%**          625%             2
  March 31, 2005*                      1.54%**         1.54%**          1.25%**        1,142%             3
TELECOMMUNICATIONS FUND
C-CLASS
  SEPTEMBER 30, 2005@                  2.37%**         2.37%**          0.27%**          625%         1,926
  March 31, 2005                       2.38%           2.38%           (0.51)%         1,142%         1,784
  March 31, 2004                       2.37%           2.37%           (1.09)%         1,506%         3,635
  March 31, 2003++                     2.41%           2.41%           (0.71)%         2,431%           774
  March 31, 2002*++                    2.43%**         2.43%**         (1.25)%**       1,192%            19
TRANSPORTATION FUND INVESTOR
CLASS
  SEPTEMBER 30, 2005@                  1.32%**         1.32%**         (0.37)%**         675%        11,639
  March 31, 2005                       1.32%           1.32%           (0.51)%           929%         7,890
  March 31, 2004                       1.36%           1.36%           (0.34)%         1,624%         3,792
  March 31, 2003++                     1.40%           1.40%           (0.70)%         2,786%           960
  March 31, 2002++                     1.56%           1.56%           (0.51)%         1,704%        18,215
  March 31, 2001++                     1.55%           1.54%           (0.05)%         1,293%         8,246
TRANSPORTATION FUND ADVISOR
CLASS
  SEPTEMBER 30, 2005@                  1.81%**         1.81%**         (0.87)%**         675%         4,176
  March 31, 2005                       1.82%           1.82%           (1.05)%           929%         5,748
  March 31, 2004                       1.83%           1.83%           (0.73)%         1,624%         4,284
  March 31, 2003++                     1.92%           1.92%           (0.94)%         2,786%         3,561
  March 31, 2002++                     2.23%           2.23%           (1.16)%         1,704%        23,807
  March 31, 2001++                     2.08%           2.08%           (0.16)%         1,293%           233

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001 -- TECHNOLOGY FUND C-CLASS AND TELECOMMUNICATIONS FUND C-CLASS; SEPTEMBER 1, 2004 -- TELECOMMUNICATIONS FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

@     UNAUDITED


70 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS  (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET REALIZED    NET INCREASE
                                      NET ASSET         NET               AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,       INVESTMENT       UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                      BEGINNING        INCOME        GAINS (LOSSES)  VALUE RESULTING    INVESTMENT       REALIZED
                                      OF PERIOD       (LOSS)+        ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND A-CLASS
  SEPTEMBER 30, 2005@                 $  21.34        $   (.05)        $    .31         $    .26         $     --         $     --
  March 31, 2005*                        18.73            (.09)            2.70             2.61               --               --
TRANSPORTATION FUND C-CLASS
  SEPTEMBER 30, 2005@                    21.71            (.14)             .32              .18               --               --
  March 31, 2005                         18.43            (.32)            3.60             3.28               --               --
  March 31, 2004                         14.85            (.25)            3.83             3.58               --               --
  March 31, 2003++                       20.73            (.27)           (5.61)           (5.88)              --               --
  March 31, 2002*++                      20.04            (.24)             .93              .69               --               --
UTILITIES FUND INVESTOR CLASS
  SEPTEMBER 30, 2005@                    23.62             .25             3.38             3.63               --               --
  March 31, 2005                         20.57             .53             2.82             3.35             (.30)              --
  March 31, 2004                         16.38             .45             4.71             5.16             (.97)              --
  March 31, 2003++                       25.44             .60            (9.12)           (8.52)            (.54)              --
  March 31, 2002++                       35.52             .60            (9.12)           (8.52)           (1.56)              --
  March 31, 2001*++                      30.00             .54             4.98             5.52               --               --
UTILITIES FUND ADVISOR CLASS
  SEPTEMBER 30, 2005@                    22.96             .19             3.28             3.47               --               --
  March 31, 2005                         20.10             .42             2.74             3.16             (.30)              --
  March 31, 2004                         16.11             .30             4.66             4.96             (.97)              --
  March 31, 2003++                       25.23             .33            (8.91)           (8.58)            (.54)              --
  March 31, 2002++                       35.43             .36            (9.00)           (8.64)           (1.56)              --
  March 31, 2001*++                      30.00             .36             5.07             5.43               --               --
UTILITIES FUND A-CLASS
  SEPTEMBER 30, 2005@                    23.00             .23             3.27             3.50               --               --
  March 31, 2005*                        20.66             .40             2.24             2.64             (.30)              --
UTILITES FUND C-CLASS
  SEPTEMBER 30, 2005@                    22.47             .12             3.20             3.32               --               --
  March 31, 2005                         19.77             .29             2.71             3.00             (.30)              --
  March 31, 2004                         15.93             .22             4.59             4.81             (.97)              --
  March 31, 2003++                       25.08             .30            (8.91)           (8.61)            (.54)              --
  March 31, 2002*++                      37.98            (.12)          (11.22)          (11.34)           (1.56)              --

                                                        NET INCREASE     NET ASSET
                                                       (DECREASE) IN       VALUE,            TOTAL
                                          TOTAL          NET ASSET         END OF         INVESTMENT
                                      DISTRIBUTIONS        VALUE           PERIOD           RETURN
----------------------------------------------------------------------------------------------------
TRANSPORTATION FUND A-CLASS
  SEPTEMBER 30, 2005@                   $     --         $    .26         $  21.60            1.22%
  March 31, 2005*                             --             2.61            21.34           13.93%
TRANSPORTATION FUND C-CLASS
  SEPTEMBER 30, 2005@                         --              .18            21.89            0.83%
  March 31, 2005                              --             3.28            21.71           17.80%
  March 31, 2004                              --             3.58            18.43           24.11%
  March 31, 2003++                            --            (5.88)           14.85          (28.36)%
  March 31, 2002*++                           --              .69            20.73            3.44%
UTILITIES FUND INVESTOR CLASS
  SEPTEMBER 30, 2005@                         --             3.63            27.25           15.37%
  March 31, 2005                            (.30)            3.05            23.62           16.35%
  March 31, 2004                            (.97)            4.19            20.57           32.11%
  March 31, 2003++                          (.54)           (9.06)           16.38          (33.55)%
  March 31, 2002++                         (1.56)          (10.08)           25.44          (24.07)%
  March 31, 2001*++                           --             5.52            35.52           18.40%
UTILITIES FUND ADVISOR CLASS
  SEPTEMBER 30, 2005@                         --             3.47            26.43           15.11%
  March 31, 2005                            (.30)            2.86            22.96           15.78%
  March 31, 2004                            (.97)            3.99            20.10           31.39%
  March 31, 2003++                          (.54)           (9.12)           16.11          (34.07)%
  March 31, 2002++                         (1.56)          (10.20)           25.23          (24.47)%
  March 31, 2001*++                           --             5.43            35.43           18.10%
UTILITIES FUND A-CLASS
  SEPTEMBER 30, 2005@                         --             3.50            26.50           15.22%
  March 31, 2005*                           (.30)            2.34            23.00           12.84%
UTILITES FUND C-CLASS
  SEPTEMBER 30, 2005@                         --             3.32            25.79           14.78%
  March 31, 2005                            (.30)            2.70            22.47           15.23%
  March 31, 2004                            (.97)            3.84            19.77           30.80%
  March 31, 2003++                          (.54)           (9.15)           15.93          (34.40)%
  March 31, 2002*++                        (1.56)          (12.90)           25.08          (29.95)%

                                                      RATIOS TO
                                                 AVERAGE NET ASSETS:
                                      -----------------------------------------
                                                                        NET                       NET ASSETS,
                                                                     INVESTMENT      PORTFOLIO      END OF
                                       GROSS            NET            INCOME         TURNOVER      PERIOD (000'S
                                      EXPENSES        EXPENSES         (LOSS)          RATE***      OMITTED)
-------------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND A-CLASS
  SEPTEMBER 30, 2005@                  1.60%**         1.60%**         (0.45)%**         675%      $    179
  March 31, 2005*                      1.54%**         1.54%**         (0.71)%**         929%            22
TRANSPORTATION FUND C-CLASS
  SEPTEMBER 30, 2005@                  2.32%**         2.32%**         (1.34)%**         675%           793
  March 31, 2005                       2.32%           2.32%           (1.51)%           929%         1,807
  March 31, 2004                       2.36%           2.36%           (1.53)%         1,624%           656
  March 31, 2003++                     2.36%           2.36%           (1.51)%         2,786%           514
  March 31, 2002*++                    2.59%**         2.59%**         (1.35)%**       1,704%           654
UTILITIES FUND INVESTOR CLASS
  SEPTEMBER 30, 2005@                  1.32%**         1.32%**          2.01%**          319%        47,720
  March 31, 2005                       1.33%           1.33%            2.46%          1,124%        17,861
  March 31, 2004                       1.35%           1.35%            2.50%          1,609%        19,170
  March 31, 2003++                     1.39%           1.39%            3.24%          3,158%         9,978
  March 31, 2002++                     1.54%           1.54%            2.00%          2,418%        26,539
  March 31, 2001*++                    1.59%**         1.59%**          1.65%**        1,591%        15,566
UTILITIES FUND ADVISOR CLASS
  SEPTEMBER 30, 2005@                  1.83%**         1.83%**          1.54%**          319%        14,541
  March 31, 2005                       1.83%           1.83%            1.95%          1,124%         8,045
  March 31, 2004                       1.84%           1.84%            1.91%          1,609%         1,072
  March 31, 2003++                     1.89%           1.89%            1.74%          3,158%         2,239
  March 31, 2002++                     1.85%           1.85%            1.15%          2,418%         6,053
  March 31, 2001*++                    2.09%**         2.08%**          1.03%**        1,591%        14,360
UTILITIES FUND A-CLASS
  SEPTEMBER 30, 2005@                  1.61%**         1.61%**          1.86%**          319%         2,041
  March 31, 2005*                      1.54%**         1.54%**          2.98%**        1,124%           128
UTILITES FUND C-CLASS
  SEPTEMBER 30, 2005@                  2.33%**         2.33%            1.01%**          319%         9,530
  March 31, 2005                       2.32%           2.32%            1.39%          1,124%         4,807
  March 31, 2004                       2.36%           2.36%            1.19%          1,609%         3,948
  March 31, 2003++                     2.42%           2.42%            1.56%          3,158%           939
  March 31, 2002*++                    2.76%**         2.76%**         (0.48)%**       2,418%           192

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 3, 2000 -- UTILITIES FUND INVESTOR CLASS AND ADVISOR CLASS; APRIL 27, 2001 -- UTILITIES FUND C-CLASS; MAY 14, 2001 -- TRANSPORTATION FUND C-CLASS; SEPTEMBER 1, 2004 -- TRANSPORTATION FUND A-CLASS AND UTILITIES FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2001 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

@     UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 71

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                             SALES CHARGE         SALES CHARGE
                                                AS % OF            AS % OF NET
AMOUNT OF INVESTMENT                        OFFERING PRICE       AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                               4.75%                4.99%
$100,000 but less than
  $250,000                                       3.75%                3.90%
$250,000 but less than
  $500,000                                       2.75%                2.83%
$500,000 but less than
  $1,000,000                                     1.60%                1.63%
$1,000,000 or greater                            0.00%                0.00%

At September 30, 2005, the Trust consisted of forty-eight separate series: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, and two Strategic Funds. This report covers the nineteen Sector Funds (the "Funds"), while the Money Market Fund, the Benchmark Funds, the Strategic Funds, the Absolute Return Strategies Fund and the Hedged Equity Fund are contained in separate reports.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index, commodity index, and U.S. Dollar index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available, are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by Rydex Global Advisors (the "Advisor") using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and
(b) the securities underlying


72 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

these contracts and other derivative investments trade in the cash market; and
(iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. Each Fund seeks capital appreciation and invests substantially all of its assets in equity securities of companies involved in its sector, with the exception of the Commodities Fund, which invests primarily in "commodity related" derivative instruments. The Funds may also purchase American Depository Receipts ("ADRs") and U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

E. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

G. The Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, a Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each Fund included in the Trust.

I. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 73

--------------------------------------------------------------------------------

unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Commodities Fund and the Precious Metals Fund, which is 0.75% of the average daily net assets. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Sector Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Sector Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted a Distribution Plan and Shareholder Services Plan applicable to its Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholder services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and


74 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, capital loss carryforward expired, and the utilization of earnings and profits distributed to the sharesholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At September 30, 2005, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                      TAX              TAX               NET
                                     TAX       UNREALIZED       UNREALIZED        UNREALIZED
FUND                                COST             GAIN             LOSS              GAIN
--------------------------------------------------------------------------------------------
Banking Fund                $ 14,811,900     $    773,222     $    (15,991)     $    757,231
Basic Materials Fund          35,427,802        4,686,352         (231,070)        4,455,282
Biotechnology Fund           132,080,492       56,952,609       (1,040,079)       55,912,530
Commodities Fund              20,635,225          876,173               --           876,173
Consumer Products Fund        24,133,864        3,444,440          (43,014)        3,401,426
Electronics Fund              29,854,498       14,123,476          (32,737)       14,090,739
Energy Fund                  177,632,656       58,968,480         (271,676)       58,696,804
Energy Services Fund         181,863,007       55,068,490          (84,847)       54,983,643
Financial Services Fund       26,302,984        1,670,630         (381,239)        1,289,391
Health Care Fund              97,991,534       13,283,783         (638,621)       12,645,162
Internet Fund                 12,268,718        2,432,056             (202)        2,431,854
Leisure Fund                  13,327,451        2,059,744          (51,934)        2,007,810
Precious Metals Fund         217,984,773       78,083,337       (1,203,830)       76,879,508
Real Estate Fund              27,449,154        2,616,906          (29,485)        2,587,421
Retailing Fund                15,330,002        2,789,145          (91,754)        2,697,391
Technology Fund               41,800,265        7,502,166         (254,701)        7,247,465
Telecommunications Fund       11,191,589        3,273,686          (11,471)        3,262,215
Transportation Fund           15,188,765        2,656,613          (28,120)        2,628,493
Utilities Fund                80,666,688        9,769,682          (58,028)        9,711,654

5. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, along with uninvested cash balances of the OTC Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Strengthening Dollar Fund, the Weakening Dollar Fund, the U.S. Government Money Market Fund, the Nova Master Portfolio, the Ursa Master Portfolio, the Arktos Master Portfolio, the Juno Master Portfolio, the Core Equity Fund, the Sector Rotation Fund, the Absolute Return Strategies Fund and the Hedged Equity Fund (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreement at maturity.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 75

--------------------------------------------------------------------------------

The repurchase agreements executed by the joint account and outstanding as of September 30, 2005, were as follows:

COUNTERPARTY                TERMS OF AGREEMENT         FACE VALUE       MARKET VALUE     MATURITY VALUE
-------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.     3.25% due 10/03/05     $  525,000,000     $  525,000,000     $  525,142,188
Citigroup, Inc.             3.24% due 10/03/05        375,000,000        375,000,000        375,101,250
Lehman Brothers, Inc.       3.25% due 10/03/05        302,618,292        302,618,292        302,700,251
Morgan Stanley              3.24% due 10/03/05        250,000,000        250,000,000        250,067,500
-------------------------------------------------------------------------------------------------------
                                                                      $1,452,618,292     $1,453,011,189
-------------------------------------------------------------------------------------------------------

As of September 30, 2005, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE             RANGE OF RATES          PAR VALUE        MARKET VALUE
--------------------------------------------------------------------------------
U.S. Treasury Bonds       6.125% - 8.000%      $  203,611,000     $  257,500,263
U.S. Treasury Notes       3.000% - 3.875%       1,040,637,912      1,034,907,188
U.S. Currency                  0.000%             188,000,000        188,000,000
--------------------------------------------------------------------------------
                                                                  $1,480,407,451
--------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. SECURITIES TRANSACTIONS

During the period ended September 30, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                  BASIC       BIOTECH-                      CONSUMER                                       ENERGY
                 BANKING      MATERIALS         NOLOGY    COMMODITIES       PRODUCTS    ELECTRONICS         ENERGY       SERVICES
                    FUND           FUND           FUND           FUND           FUND           FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
Purchases   $106,083,770   $135,189,402   $259,138,063   $         --   $149,032,956   $197,054,560   $407,831,386   $229,043,380
Sales       $100,670,784   $151,082,521   $211,894,597   $         --   $175,110,670   $208,221,602   $394,332,526   $207,571,180

               FINANCIAL         HEALTH                                     PRECIOUS           REAL
                SERVICES           CARE       INTERNET        LEISURE         METALS         ESTATE      RETAILING     TECHNOLOGY
                    FUND           FUND           FUND           FUND           FUND           FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
Purchases   $130,945,818   $309,184,706   $118,012,308   $ 77,245,891   $307,922,904   $221,677,810   $136,112,288   $161,309,604
Sales       $146,832,678   $278,937,512   $112,784,162   $107,063,229   $266,148,394   $205,755,595   $136,387,191   $148,329,734

              TELECOMMU-      TRANSPOR-
               NICATIONS         TATION      UTILITIES
                    FUND           FUND           FUND
------------------------------------------------------
Purchases   $ 89,453,999   $ 85,730,140   $234,514,214
Sales       $ 88,685,928   $ 83,905,221   $199,633,324


76 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                                                  PURCHASED THROUGH
                                  SHARES PURCHASED              DIVIDEND REINVESTMENT
------------------------------------------------------------------------------------------
                           PERIOD ENDED    PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                          SEPTEMBER 30,       MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                   2005+           2005             2005+            2005
------------------------------------------------------------------------------------------
BANKING FUND
     Investor Class          11,071,384      23,295,878               --           13,430
     Advisor Class            1,188,212       7,579,880               --           11,287
     A-Class                      5,234           3,495*              --               74*
     C-Class                    488,662       2,096,355               --            1,958
BASIC MATERIALS FUND
     Investor Class           4,715,229      14,930,185               --               --
     Advisor Class              785,492       3,451,617               --               --
     A-Class                      7,798          21,600*              --               --
     C-Class                    423,865       1,628,841               --               --
BIOTECHNOLOGY FUND
     Investor Class          15,236,969      48,992,037               --               --
     Advisor Class            3,111,906       2,977,372               --               --
     A-Class                     48,182           5,666*              --               --
     C-Class                    777,273       1,611,589               --               --
COMMODITIES FUND**
     A-Class                     44,076              --               --               --
     C-Class                    124,268              --               --               --
     H-Class                  2,020,052              --               --               --
CONSUMER PRODUCTS FUND
     Investor Class           2,377,628      11,770,064               --              128
     Advisor Class              503,557       4,310,299               --              225
     A-Class                     25,470          16,232*              --               --
     C-Class                  2,280,867       2,021,995               --               75
ELECTRONICS FUND
     Investor Class          25,958,757      71,617,772               --               --
     Advisor Class            3,212,291       5,499,673               --               --
     A-Class                     71,613             271*              --               --
     C-Class                    534,534       1,771,576               --               --
ENERGY FUND
     Investor Class          24,354,784      60,798,285               --            2,191
     Advisor Class            2,870,340       8,630,164               --              487
     A-Class                    580,471          78,501*              --                2*
     C-Class                  3,296,946       5,409,462               --              254

                                  SHARES REDEEMED           NET SHARES PURCHASED (REDEEMED)
-------------------------------------------------------------------------------------------
                           PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PERIOD ENDED
                          SEPTEMBER 30,        MARCH 31,     SEPTEMBER 30,        MARCH 31,
                                   2005+            2005              2005+            2005
-------------------------------------------------------------------------------------------
BANKING FUND
     Investor Class         (10,580,407)     (24,047,095)          490,977         (737,787)
     Advisor Class           (1,318,496)      (7,664,012)         (130,284)         (72,845)
     A-Class                     (3,810)          (2,006)*           1,424            1,563*
     C-Class                   (331,839)      (2,193,967)          156,823          (95,654)
BASIC MATERIALS FUND
     Investor Class          (5,297,446)     (14,988,451)         (582,217)         (58,266)
     Advisor Class             (909,049)      (3,558,087)         (123,557)        (106,470)
     A-Class                     (6,201)         (14,561)*           1,597            7,039*
     C-Class                   (285,707)      (1,591,918)          138,158           36,923
BIOTECHNOLOGY FUND
     Investor Class         (13,721,504)     (51,331,712)        1,515,465       (2,339,675)
     Advisor Class           (2,227,457)      (3,012,236)          884,449          (34,864)
     A-Class                    (16,509)          (1,267)*          31,673            4,399*
     C-Class                   (617,310)      (1,635,072)          159,963          (23,483)
COMMODITIES FUND**
     A-Class                     (8,630)              --            35,446               --
     C-Class                    (52,519)              --            71,749               --
     H-Class                 (1,350,864)              --           669,188               --
CONSUMER PRODUCTS FUND
     Investor Class          (2,690,539)     (12,084,424)         (312,911)        (314,232)
     Advisor Class             (907,668)      (3,882,393)         (404,111)         428,131
     A-Class                     (3,347)            (632)*          22,123           15,600*
     C-Class                 (2,480,129)      (1,902,074)         (199,262)         119,996
ELECTRONICS FUND
     Investor Class         (27,157,675)     (72,425,283)       (1,198,918)        (807,511)
     Advisor Class           (3,029,560)      (4,488,866)          182,731        1,010,807
     A-Class                    (11,038)            (163)*          60,575              108*
     C-Class                   (524,290)      (1,642,995)           10,244          128,581
ENERGY FUND
     Investor Class         (24,446,189)     (59,447,765)          (91,405)       1,352,711
     Advisor Class           (2,809,026)      (7,548,827)           61,314        1,081,824
     A-Class                   (284,301)         (33,921)*         296,170           44,582*
     C-Class                 (3,099,607)      (4,883,626)          197,339          526,090

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

**    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.

+     UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 77

--------------------------------------------------------------------------------

                                                                  PURCHASED THROUGH
                                  SHARES PURCHASED              DIVIDEND REINVESTMENT
------------------------------------------------------------------------------------------
                           PERIOD ENDED    PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                          SEPTEMBER 30,       MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                   2005+           2005             2005+            2005
------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
     Investor Class           8,823,911      19,417,507               --               --
     Advisor Class            1,896,241       4,751,943               --               --
     A-Class                     69,495          28,997*              --               --
     C-Class                    742,313       2,047,670               --               --
FINANCIAL SERVICES FUND
     Investor Class           5,919,490      22,725,546               --            4,601
     Advisor Class            1,833,448       7,542,996               --           16,538
     A-Class                     40,318           3,231*              --               13*
     C-Class                    828,448       2,791,751               --            1,105
HEALTH CARE FUND
     Investor Class          24,278,911      31,471,311               --               --
     Advisor Class            3,374,284       6,443,013               --               --
     A-Class                     69,451           2,372*              --               --
     C-Class                  1,532,232       2,192,906               --               --
INTERNET FUND
     Investor Class           3,675,970      14,172,147               --               --
     Advisor Class              817,205       1,204,965               --               --
     A-Class                      2,459          23,750*              --               --
     C-Class                    126,388         478,480               --               --
LEISURE FUND
     Investor Class           1,972,778      11,597,001               --               --
     Advisor Class              552,559       4,833,064               --               --
     A-Class                      1,007          14,935*              --               --
     C-Class                    262,167       1,743,918               --               --
PRECIOUS METALS FUND
     Investor Class          18,034,852      37,551,246               --               --
     Advisor Class              829,184       2,981,129               --               --
     A-Class                     49,971           9,905*              --               --
     C-Class                    445,732       1,919,001               --               --
REAL ESTATE FUND
     A-Class                     34,103          18,469*              --                2*
     C-Class                    411,389       1,813,344               --              376
     H-Class                 11,532,622      37,395,591               --            6,652

                                  SHARES REDEEMED           NET SHARES PURCHASED (REDEEMED)
-------------------------------------------------------------------------------------------
                           PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PERIOD ENDED
                          SEPTEMBER 30,        MARCH 31,     SEPTEMBER 30,        MARCH 31,
                                   2005+            2005              2005+            2005
-------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
     Investor Class          (8,673,831)     (18,288,460)          150,080        1,129,047
     Advisor Class           (1,845,235)      (5,102,424)           51,006         (350,481)
     A-Class                    (18,903)         (18,293)*          50,592           10,704*
     C-Class                   (562,532)      (1,784,007)          179,781          263,663
FINANCIAL SERVICES FUND
     Investor Class          (6,097,746)     (25,154,000)         (178,256)      (2,423,853)
     Advisor Class           (3,075,369)      (8,871,317)       (1,241,921)      (1,311,783)
     A-Class                       (245)          (2,774)*          40,073              470*
     C-Class                   (797,087)      (2,846,263)           31,361          (53,407)
HEALTH CARE FUND
     Investor Class         (22,506,118)     (30,262,009)        1,772,793        1,209,302
     Advisor Class           (3,032,388)      (7,332,507)          341,896         (889,494)
     A-Class                    (20,238)          (2,286)*          49,213               86*
     C-Class                 (1,332,881)      (2,099,736)          199,351           93,170
INTERNET FUND
     Investor Class          (3,595,290)     (14,439,631)           80,680         (267,484)
     Advisor Class             (762,214)      (1,525,482)           54,991         (320,517)
     A-Class                       (121)         (23,625)*           2,338              125*
     C-Class                   (129,049)        (472,026)           (2,661)           6,454
LEISURE FUND
     Investor Class          (2,328,083)     (12,007,565)         (355,305)        (410,564)
     Advisor Class           (1,177,704)      (5,375,390)         (625,145)        (542,326)
     A-Class                       (762)         (14,518)*             245              417*
     C-Class                   (313,151)      (1,739,165)          (50,984)           4,753
PRECIOUS METALS FUND
     Investor Class         (16,840,660)     (39,230,930)        1,194,192       (1,679,684)
     Advisor Class             (854,352)      (2,785,939)          (25,168)         195,190
     A-Class                     (9,869)          (3,770)*          40,102            6,135*
     C-Class                   (480,610)      (1,741,709)          (34,878)         177,292
REAL ESTATE FUND
     A-Class                    (29,394)         (15,922)*           4,709            2,549*
     C-Class                   (334,067)      (2,050,876)           77,322         (237,156)
     H-Class                (11,086,754)     (39,956,598)          445,868       (2,554,355)

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

+     UNAUDITED


78 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                  PURCHASED THROUGH
                                  SHARES PURCHASED              DIVIDEND REINVESTMENT
------------------------------------------------------------------------------------------
                           PERIOD ENDED    PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                          SEPTEMBER 30,       MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                   2005+           2005             2005+            2005
------------------------------------------------------------------------------------------
RETAILING FUND
     Investor Class          11,475,803      24,112,068               --               --
     Advisor Class            2,218,596       4,981,461               --               --
     A-Class                     15,892              96*              --               --
     C-Class                    326,695       1,480,794               --               --
TECHNOLOGY FUND
     Investor Class          10,367,903      53,167,975               --               --
     Advisor Class            3,401,852       7,944,053               --               --
     A-Class                     83,024           3,268*              --               --
     C-Class                  2,016,907       6,359,429               --               --
TELECOMMUNICATIONS FUND
     Investor Class           5,538,330      14,402,016               --               --
     Advisor Class            1,261,964       1,854,348               --               --
     A-Class                        241             783*              --               --
     C-Class                    544,905       1,276,715               --               --
TRANSPORTATION FUND
     Investor Class           3,823,930      14,576,766               --               --
     Advisor Class              879,661       4,999,213               --               --
     A-Class                      9,537           5,861*              --               --
     C-Class                     44,183         776,235               --               --
UTILITIES FUND
     Investor Class          11,781,489      14,371,241               --           11,222
     Advisor Class            2,502,273       3,892,652               --            8,794
     A-Class                    100,560          47,744*              --               25*
     C-Class                    796,346       1,880,613               --            2,233

                                  SHARES REDEEMED           NET SHARES PURCHASED (REDEEMED)
-------------------------------------------------------------------------------------------
                           PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PERIOD ENDED
                          SEPTEMBER 30,        MARCH 31,     SEPTEMBER 30,        MARCH 31,
                                   2005+            2005              2005+            2005
-------------------------------------------------------------------------------------------
RETAILING FUND
     Investor Class         (11,551,446)     (24,499,236)          (75,643)        (387,168)
     Advisor Class           (2,280,915)      (5,825,294)          (62,319)        (843,833)
     A-Class                     (3,638)              --            12,254               96*
     C-Class                   (264,517)      (1,538,273)           62,178          (57,479)
TECHNOLOGY FUND
     Investor Class         (10,230,621)     (53,380,615)          137,282         (212,640)
     Advisor Class           (2,569,383)      (8,496,228)          832,469         (552,175)
     A-Class                     (3,416)          (2,675)*          79,608              593*
     C-Class                 (1,882,387)      (6,330,391)          134,520           29,038
TELECOMMUNICATIONS FUND
     Investor Class          (5,548,473)     (14,913,660)          (10,143)        (511,644)
     Advisor Class           (1,200,314)      (2,205,346)           61,650         (350,998)
     A-Class                       (273)            (593)*             (32)             190*
     C-Class                   (550,539)      (1,388,824)           (5,634)        (112,109)
TRANSPORTATION FUND
     Investor Class          (3,663,456)     (14,426,142)          160,474          150,624
     Advisor Class             (955,483)      (4,967,264)          (75,822)          31,949
     A-Class                     (2,303)          (4,815)*           7,234            1,046*
     C-Class                    (91,208)        (728,572)          (47,025)          47,663
UTILITIES FUND
     Investor Class         (10,786,319)     (14,558,513)          995,170         (176,050)
     Advisor Class           (2,302,562)      (3,604,386)          199,711          297,060
     A-Class                    (29,084)         (42,226)*          71,476            5,543*
     C-Class                   (640,788)      (1,868,584)          155,558           14,262

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

+ UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 79

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

8. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At September 30, 2005, the pooled cash collateral investments consisted of repurchase agreements (47.59%), commercial paper (31.82%), corporate bonds (20.58%), and mutual funds (0.01%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2005, the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
                                                    CASH              SECURITIES
FUND                                          COLLATERAL                  LOANED
--------------------------------------------------------------------------------
Banking Fund                                 $ 1,499,704             $ 1,447,805
Basic Materials Fund                           4,044,558               3,951,259
Biotechnology Fund                            24,705,453              23,995,246
Consumer Products Fund                         3,292,068               3,211,444
Electronics Fund                               7,884,762               7,690,502
Energy Fund                                   29,424,576              28,275,414
Energy Services Fund                          44,624,941              42,781,013
Financial Services Fund                        4,587,778               4,471,860
Health Care Fund                              17,121,943              16,682,101
Internet Fund                                  1,299,546               1,266,319
Leisure Fund                                   1,556,276               1,515,988
Precious Metals Fund                          63,821,777              59,904,486
Real Estate Fund                               2,151,769               2,114,379
Retailing Fund                                 3,361,109               3,259,335
Technology Fund                                8,009,141               7,793,458
Telecommunications Fund                        2,631,466               2,494,315
Transportation Fund                              956,441                 936,913
Utilities Fund                                16,649,917              16,045,127


80 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by a vote of the trustees or by a vote of the shareholders of the fund, and (2) by a vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 81

--------------------------------------------------------------------------------

activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The

Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.


82 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION  (CONCLUDED)
--------------------------------------------------------------------------------

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 83

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                            LENGTH OF SERVICE
    NAME, POSITION AND                          AS TRUSTEE                       NUMBER OF
      YEAR OF BIRTH                            (YEAR BEGAN)                   FUNDS OVERSEEN
---------------------------     -----------------------------------------     --------------
CARL G. VERBONCOEUR*                    Rydex Series Funds - 2004                   110
Trustee, President (1952)              Rydex Variable Trust - 2004
                                       Rydex Dynamic Funds - 2004
                                         Rydex ETF Trust - 2004
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc.,
PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present);
Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund
Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)
                                -----------------------------------------
MICHAEL P. BYRUM*                       Rydex Series Funds - 2005                   110
Trustee, Vice President and            Rydex Variable Trust - 2005
Secretary (1970)                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005
                                Rydex Capital Partners SPhinX Fund - 2003

Principal Occupations During Past Five Years: Secretary of Rydex Series Funds, Rydex Variable Trust,
and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present);
Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds
(1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of
Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to
2004)
----------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                            LENGTH OF SERVICE
    NAME, POSITION AND                          AS TRUSTEE                       NUMBER OF
      YEAR OF BIRTH                            (YEAR BEGAN)                   FUNDS OVERSEEN
---------------------------     -----------------------------------------     --------------
COREY A. COLEHOUR                       Rydex Series Funds - 1993                   110
Trustee (1945)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield
Management Company
                                -----------------------------------------
J. KENNETH DALTON                       Rydex Series Funds - 1995                   110
Trustee (1941)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton
Group
                                -----------------------------------------
JOHN O. DEMARET                         Rydex Series Funds - 1997                   110
Trustee (1940)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                                -----------------------------------------


84 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS  (CONCLUDED)
--------------------------------------------------------------------------------

                                            LENGTH OF SERVICE
    NAME, POSITION AND                          AS TRUSTEE                       NUMBER OF
      YEAR OF BIRTH                            (YEAR BEGAN)                   FUNDS OVERSEEN
---------------------------     -----------------------------------------     --------------
WERNER E. KELLER                        Rydex Series Funds - 2005                   110
Trustee (1940)                         Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005
                                Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital
Management (1991 to 2001)
                                -----------------------------------------
THOMAS F. LYDON, JR.                    Rydex Series Funds - 2005                   110
Trustee (1960)                         Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005
                                Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
                                -----------------------------------------
PATRICK T. MCCARVILLE                   Rydex Series Funds - 1997                   110
Trustee (1942)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries,
Inc.
                                -----------------------------------------
ROGER SOMERS                            Rydex Series Funds - 1993                   110
Trustee (1944)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
----------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS

         NAME, POSITION AND                                   PRINCIPAL OCCUPATIONS
           YEAR OF BIRTH                                      DURING PAST FIVE YEARS
         ------------------                                   ----------------------
NICK BONOS*                               Vice President and Treasurer of Rydex Series Funds, Rydex
Vice President and Treasurer (1963)       Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust, and
                                          Rydex Capital Partners SPhinX Fund (2003 to present); Senior
                                          Vice President of Rydex Fund Services, Inc. (2003 to present);
                                          Vice President of Accounting of Rydex Fund Services, Inc.
                                          (2000 to 2003)

JOANNA M. HAIGNEY*                        Chief Compliance Officer of Rydex Series Funds, Rydex
Chief Compliance Officer and Assistant    Variable Trust, and Rydex Dynamic Funds (2004 to present);
Secretary (1967)                          Assistant Secretary of Rydex Series Funds, Rydex Variable
                                          Trust, and Rydex Dynamic Funds (2000 to present); Assistant
                                          Secretary of Rydex ETF Trust (2002 to present); Secretary of
                                          Rydex Capital Partners SPhinX Fund (2003 to present); Vice
                                          President of Compliance of Rydex Fund Services, Inc. (2000 to
                                          present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 85

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800-820-0888
       RSECF-SEMI-0905X0306

                                [GRAPHIC OMITTED]

                                                              SEPTEMBER 30, 2005

                                              RYDEX SERIES FUNDS STRATEGIC FUNDS

                                                              SEMI-ANNUAL REPORT

                                                                CORE EQUITY FUND
                                                            SECTOR ROTATION FUND

                                                          [LOGO]RYDEXINVESTMENTS
                                                ESSENTIAL FOR MODERN MARKETS(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    3

FUND PROFILES .............................................................    5

SCHEDULES OF INVESTMENTS ..................................................    6

STATEMENTS OF ASSETS AND LIABILITIES ......................................   17

STATEMENTS OF OPERATIONS ..................................................   18

STATEMENTS OF CHANGES IN NET ASSETS .......................................   19

FINANCIAL HIGHLIGHTS ......................................................   20

NOTES TO FINANCIAL STATEMENTS .............................................   21

OTHER INFORMATION .........................................................   27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   30


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The six-month period from April to September 2005 was a tumultuous one for the economy and the financial markets. Investors, consumers and businesses alike were rocked by the twin hurricanes of Katrina and Rita and the unprecedented rise in energy prices. Energy prices--particularly for refined products such as gas, diesel, jet fuel and heating oil--skyrocketed, causing consumer confidence to plummet and raising the prospect of a pullback in consumer spending. Typically, developments like these would have a downward effect on equity prices and interest rates, but that wasn't the case as stocks rallied and interest rates finished the period largely where they began.

Surprisingly, U.S. equity markets navigated the storms remarkably well. While the old economy Dow Jones Industrial Average(R) Index rose only 1.76%, the broader S&P 500(R) Index gained 5.02% and the tech-laden Nasdaq 100(R) Index rose 8.04% on the back of a mini-rally in technology stocks.

Two factors appear to have driven prices higher. The first is that earnings growth remained strong, increasing at a double-digit pace in both the second and third quarters, and investors appeared to be looking beyond the immediate impact of the hurricanes to the anticipated "kick" to economic growth as reconstruction efforts got underway.

As one might expect, energy stocks led the market higher. In fact, energy prices were well on their way up prior to the arrival of Katrina as the price of a barrel of crude oil rose from $49.69 in late May to a high of $69.74 by the end of August. The Gulf storms exacerbated this rise. That energy prices were already well on their way up is attributable to the rapid growth in the powerhouse economies of China and India. China in particular, continues to import commodities of all kinds at a voracious rate. In fact, if one takes a closer look at stock prices during this period, the effect of rising energy prices and the impact of the storms becomes apparent.

Clearly, energy stocks were the big winners as the S&P Energy Index rose nearly 19.56%. In fact, the meteoric rise in energy stocks is responsible for much of the stock market's positive performance this year. Utility stocks also fared well as the S&P Utility Index shot up 15.24% in anticipation of a substantial rise in home heating costs. Technology stocks rallied as valuations were perceived to be attractive. On the flip side, health care stocks, which tend to be perceived as defensive in nature, rose nearly 5.00% as investors looked for a consumer driven economic slowdown in the wake of the devastation left by Katrina and Rita.

Despite the uncertainty, the Federal Reserve ("Fed") remained vigilant against any signs of increasing inflation. The shock to the economy of the storms and the loss of some of the nation's critical energy infrastructure led many to predict a pause in the Fed's rate hikes. This was not to be, as the Fed implemented four 25 basis point rate hikes during the period. Longer rates, on the other hand, actually declined from April to September, with the yield on the benchmark 10-Year Treasury Note falling 15 basis points to 4.33%. Despite this decline, interest rates are clearly on the upswing. Long-term rates bottomed on June 1, as the yield on the 10-Year Note reached 3.89%. Since the beginning of June, the trend has been up, with the 10-Year Note peaking at 4.42% in early August.

With all of the crosscurrents in the economy and the financial markets, stock price behavior is likely to remain choppy and erratic. Investment strategies that do not depend on highly directional markets will likely fare well as we move through the remainder of 2005.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President


2 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2005 and ending September 30, 2005.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

         Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

         Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, which may be incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

                                                       BEGINNING                  ENDING               EXPENSES
                                   EXPENSE         ACCOUNT VALUE           ACCOUNT VALUE            PAID DURING
                                    RATIO+        MARCH 31, 2005      SEPTEMBER 30, 2005                PERIOD*
------------------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
CORE EQUITY FUND
   A-Class                           1.63%             $1,000.00               $1,075.30                 $ 8.48
   C-Class                           2.38%              1,000.00                1,070.70                  12.35
   H-Class                           1.62%              1,000.00                1,075.30                   8.43
SECTOR ROTATION FUND
   A-Class                           1.63%              1,000.00                1,155.00                   8.81
   C-Class                           2.38%              1,000.00                1,150.90                  12.83
   H-Class                           1.63%              1,000.00                1,155.60                   8.81

------------------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
CORE EQUITY FUND
   A-Class                           1.63%              1,000.00                1,016.70                   8.30
   C-Class                           2.38%              1,000.00                1,012.90                  12.10
   H-Class                           1.62%              1,000.00                1,016.81                   8.19
SECTOR ROTATION FUND
   A-Class                           1.63%              1,000.00                1,016.70                   8.30
   C-Class                           2.38%              1,000.00                1,012.90                  12.10
   H-Class                           1.63%              1,000.00                1,016.70                   8.30

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+     ANNUALIZED


4 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES
--------------------------------------------------------------------------------

CORE EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                              CORE EQUITY FUND
Other                              10.07%
Financials                         20.16%
Information Technology             16.08%
Consumer Discretionary             14.17%
Health Care                        12.81%
Industrials                        11.59%
Energy                              7.62%
Consumer Staples                    6.40%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                       September 23, 2002
H-Class                                                       September 23, 2002

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           1.3%
General Electric Co.                                                        1.2%
Citigroup, Inc.                                                             1.0%
Pfizer, Inc.                                                                0.8%
Bank of America Corp.                                                       0.8%
Altria Group, Inc.                                                          0.7%
Microsoft Corp.                                                             0.7%
Intel Corp.                                                                 0.7%
American International Group, Inc.                                          0.7%
Johnson & Johnson, Inc.                                                     0.5%
--------------------------------------------------------------------------------
Top Ten Total                                                               8.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

SECTOR ROTATION FUND

OBJECTIVE: Seeks long-term capital appreciation.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                              SECTOR ROTATION FUND
Energy                             29.71%
Materials                          22.88%
Industrials                        15.67%
Health Care                        14.73%
Utilities                           7.56%
Consumer Staples                    7.29%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                           March 22, 2002
H-Class                                                           March 22, 2002

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          4.3%
Cemex SA de CV -- SP ADR                                                    3.8%
Vulcan Materials Co.                                                        2.4%
Fluor Corp.                                                                 2.1%
TXU Corp.                                                                   2.1%
Lafarge North America, Inc.                                                 2.0%
Exxon Mobil Corp.                                                           2.0%
Florida Rock Industries, Inc.                                               1.9%
Schlumberger Ltd.                                                           1.8%
Duke Energy Corp.                                                           1.8%
--------------------------------------------------------------------------------
Top Ten Total                                                              24.2%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 5

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
  CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS  98.9%

FINANCIALS 20.1%
  INSURANCE 9.3%
  American International
    Group, Inc.+                                            8,565     $  530,687
  Allstate Corp.+                                           4,176        230,891
  Prudential Financial, Inc.+                               3,291        222,340
  St. Paul Travelers Cos., Inc.                             4,830        216,722
  Lincoln National Corp.+                                   3,700        192,474
  Hartford Financial Services
    Group, Inc.                                             2,437        188,063
  MetLife, Inc.+                                            3,751        186,912
  Genworth Financial, Inc. --
    Class A+                                                5,720        184,413
  Chubb Corp.+                                              2,040        182,682
  UnumProvident Corp.+                                      8,360        171,380
  Ohio Casualty Corp.                                       6,300        170,856
  SAFECO Corp.                                              3,131        167,133
  Assurant, Inc.                                            4,280        162,897
  Loews Corp.+                                              1,760        162,642
  W.R. Berkley Corp.+                                       4,119        162,618
  LandAmerica Financial
    Group, Inc.+                                            2,470        159,685
  Selective Insurance Group, Inc.                           3,210        156,969
  HCC Insurance Holdings, Inc.+                             5,427        154,832
  Conseco, Inc.*+                                           7,150        150,937
  Markel Corp.*                                               449        148,395
  American Physicians Cap, Inc.*                            3,012        147,980
  Nationwide Financial Services, Inc.                       3,660        146,583
  Philadelphia Consolidated
    Holding Co.*+                                           1,710        145,179
  AmerUs Group Co.                                          2,520        144,572
  United Fire & Casualty Co.                                3,190        143,901
  Allmerica Financial Corp.*                                3,460        142,344
  National Western Life
    Insurance Co. -- Class A*                                 672        141,960
  Unitrin, Inc.+                                            2,982        141,526
  American National Insurance Co.                           1,171        139,490
  FPIC Insurance Group, Inc.*                               3,840        138,202
  Stancorp Financial Group, Inc.                            1,641        138,172
  Bristol West Holdings, Inc.+                              7,550        137,788
  Clark, Inc.                                               8,120        136,660
  American Financial
    Group, Inc./OH                                          4,022        136,466
  Mercury General Corp.                                     2,209        132,518
  Zenith National Insurance Corp.                           2,090        131,022
  Safety Insurance Group, Inc.                              3,668        130,544
  Great American Financial
    Resources, Inc.                                         6,520        130,400
  Donegal Group, Inc. -- Class A                            5,937        128,833
  CNA Financial Corp.*                                      4,299        128,411

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  Midland Co.                                               3,449     $  124,267
  ProAssurance Corp.*                                       2,570        119,942
  CNA Surety Corp.*                                         4,193         59,624
  UICI                                                      1,620         58,320
  First Acceptance Corp.*                                   5,140         51,965
  Crawford & Co. -- Class B                                 6,250         48,938
  Kansas City Life Insurance Co.                              898         45,951
  First American Corp.                                        623         28,452
  Harleysville Group, Inc.                                  1,040         24,960
                                                                      ----------
TOTAL INSURANCE                                                        7,228,498
                                                                      ----------
  BANKS 2.7%
  Bank of America Corp.+                                   14,059        591,884
  Wachovia Corp.+                                           7,072        336,557
  SunTrust Banks, Inc.                                      2,720        188,904
  BB&T Corp.+                                               4,708        183,847
  M&T Bank Corp.                                            1,690        178,650
  Wells Fargo & Co.+                                        2,695        157,846
  First Citizens BancShares, Inc. --
    Class A                                                   898        153,244
  Gold Banc Corp., Inc.                                     9,420        140,358
  Republic Bancorp, Inc.                                    5,060        105,855
  U.S. Bancorp+                                               961         26,985
  Westcorp                                                    200         11,780
                                                                      ----------
TOTAL BANKS                                                            2,075,910
                                                                      ----------
  REAL ESTATE 2.5%
  AvalonBay Communities, Inc.+                              2,100        179,970
  Highwoods Properties, Inc.+                               5,510        162,600
  LTC Properties, Inc.                                      6,310        133,772
  CBL & Associates Properties, Inc.                         3,170        129,938
  RAIT Investment Trust                                     4,550        129,675
  Winston Hotels, Inc.                                     12,940        129,400
  One Liberty Properties, Inc.                              6,470        128,818
  Boykin Lodging Co.*                                      10,330        128,298
  Criimi MAE, Inc.*                                         7,180        123,568
  Fieldstone Investment Corp.                              10,530        122,780
  Urstadt Biddle Properties, Inc.                           7,960        120,674
  Capital Lease Funding, Inc.                              11,380        117,783
  United Capital Corp.*                                     4,550        106,743
  Vornado Realty Trust                                        910         78,824
  Gramercy Capital Corp./NY                                 3,017         72,287
  MFA Mortgage Investments, Inc.+                           6,830         41,868
  Capital Trust/NY, Inc. -- Class A                         1,250         40,200
  BioMed Realty Trust, Inc.                                 1,000         24,800
  CB Richard Ellis Group, Inc. --
    Class A*                                                  220         10,824
                                                                      ----------
TOTAL REAL ESTATE                                                      1,982,822
                                                                      ----------
  DIVERSIFIED FINANCIALS 2.2%
  Citigroup, Inc.+                                         17,750        807,980
  J.P. Morgan Chase & Co.                                   8,616        292,341
  Principal Financial Group, Inc.                           4,850        229,744


6 | THE RYDEX SERIES FUNDS
    SEMI-ANNUAL REPORT                        See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  CIT Group, Inc.                                          4,320     $   195,178
  Leucadia National Corp.                                  3,420         147,402
  Archipelago Holdings, Inc.*                                470          18,729
                                                                     -----------
TOTAL DIVERSIFIED FINANCIALS                                           1,691,374
                                                                     -----------
  CAPITAL MARKETS 1.8%
  Morgan Stanley                                           5,520         297,749
  Lehman Brothers Holdings, Inc.+                          1,650         192,192
  Allied Capital Corp.+                                    5,360         153,457
  American Capital Strategies, Ltd.                        4,040         148,106
  MCG Capital Corp.                                        8,370         141,202
  Calamos Asset
    Management, Inc. -- Class A                            4,880         120,438
  Investment Technology
    Group, Inc.*                                           3,360          99,456
  Apollo Investment Corp.                                  4,020          79,596
  LaBranche & Co., Inc.*+                                  7,720          67,087
  SWS Group, Inc.                                          4,080          66,912
  Merrill Lynch & Co., Inc.                                  564          34,601
  Goldman Sachs Group, Inc.                                  100          12,158
                                                                     -----------
TOTAL CAPITAL MARKETS                                                  1,412,954
                                                                     -----------
  THRIFTS & MORTGAGE FINANCE 0.8%
  Radian Group, Inc.+                                      3,062         162,592
  ITLA Capital Corp.*                                      2,390         125,451
  Downey Financial Corp.+                                  1,691         102,982
  MGIC Investment Corp.                                    1,260          80,892
  Corus Bankshares, Inc.                                   1,475          80,874
  Doral Financial Corp.+                                   3,110          40,648
  R&G Financial Corp. -- Class B                             913          12,554
  Fannie Mae                                                 150           6,723
  Federal Agricultural
    Mortgage Corp.                                           240           5,842
  PMI Group, Inc.                                            100           3,987
                                                                     -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                         622,545
                                                                     -----------
  CONSUMER FINANCE 0.8%
  Providian Financial Corp.*                               8,787         155,354
  Metris Companies, Inc.*                                 10,090         147,617
  AmeriCredit Corp.*                                       6,175         147,397
  Nelnet, Inc. -- Class A*                                 3,000         114,030
  American Express Co.                                       998          57,325
                                                                     -----------
  TOTAL CONSUMER FINANCE                                                 621,723
                                                                     -----------
  TOTAL FINANCIALS                                                    15,635,826
                                                                     -----------
INFORMATION TECHNOLOGY 16.1%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.0%
  Intel Corp.                                             22,371         551,445
  Texas Instruments, Inc.+                                 8,605         291,709
  Applied Materials, Inc.                                 11,806         200,230
  National Semiconductor Corp.+                            7,520         197,776
  Lam Research Corp.*+                                     5,064         154,300
  Intersil Corp. -- Class A+                               7,020         152,896
  Cymer, Inc.*                                             4,670         146,264

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  International Rectifier Corp.*                           3,110     $   140,199
  Novellus Systems, Inc.*+                                 5,489         137,664
  MKS Instruments, Inc.*+                                  7,910         136,289
  Photronics, Inc.*+                                       6,900         133,860
  IXYS Corp.*                                             11,160         117,850
  Standard Microsystems Corp.*                             3,730         111,564
  MEMC Electronic Materials, Inc.*+                        4,854         110,623
  ADE Corp.*                                               4,480         100,710
  Nvidia Corp.*+                                           2,540          87,071
  Sigmatel, Inc.*                                          3,940          79,746
  Genesis Microchip, Inc.*                                 3,170          69,582
  OmniVision Technologies, Inc.*+                          5,030          63,479
  MIPS Technology, Inc.*                                   9,240          63,109
  Skyworks Solutions, Inc.*+                               8,220          57,704
                                                                     -----------
TOTAL SEMICONDUCTOR &
  SEMICONDUCTOR EQUIPMENT                                              3,104,070
                                                                     -----------
  SOFTWARE 3.2%
  Microsoft Corp.                                         21,678         557,775
  McAfee, Inc.*+                                           5,280         165,898
  Cadence Design Systems, Inc.*+                           9,807         158,481
  Fair Isaac Corp.+                                        3,510         157,248
  Micromuse, Inc.*                                        19,840         156,339
  Citrix Systems, Inc.*+                                   6,200         155,868
  Compuware Corp.*                                        16,140         153,330
  Internet Security Systems, Inc.*                         6,360         152,704
  Quest Software, Inc.*                                    9,860         148,590
  MicroStrategy, Inc. -- Class A*+                         2,030         142,689
  Sybase, Inc.*+                                           6,050         141,691
  Serena Software, Inc.*+                                  6,840         136,321
  Activision, Inc.*                                        3,470          70,961
  MRO Software, Inc.*                                      2,160          36,374
  TIBCO Software, Inc.*+                                   3,730          31,183
  Filenet Corp.*                                           1,100          30,690
  Netscout Systems, Inc.*                                  3,671          19,934
  Phoenix Technologies, Ltd.*                              2,210          16,641
  Oracle Corp.*                                            1,170          14,496
  THQ, Inc.*                                                 180           3,838
                                                                     -----------
TOTAL SOFTWARE                                                         2,451,051
                                                                     -----------
  COMPUTERS & PERIPHERALS 3.0%
  Hewlett-Packard Co.                                     12,700         370,840
  International Business
    Machines Corp.                                         3,280         263,122
  Apple Computer, Inc.*                                    4,820         258,400
  EMC Corp./MA*+                                          15,779         204,180
  NCR Corp.*                                               5,290         168,804
  Emulex Corp.*                                            7,820         158,042
  Imation Corp.                                            3,654         156,647
  Intergraph Corp.*                                        3,490         156,038
  QLogic Corp.*+                                           4,330         148,086
  Brocade Communications
    Systems, Inc.*                                        29,450         120,156


                                                      THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                        SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------
  Dell, Inc.*                                              3,400     $   116,280
  Advanced Digital
    Information Corp.*                                     8,510          79,994
  McData Corp. -- Class A*                                 8,220          43,073
  Hutchinson Technology, Inc.*+                            1,350          35,262
  Palm, Inc.*+                                             1,230          34,846
                                                                     -----------
TOTAL COMPUTERS & PERIPHERALS                                          2,313,770
                                                                     -----------
  IT CONSULTING & SERVICES 2.4%
  First Data Corp.                                         5,238         209,520
  Affiliated Computer
    Services, Inc. -- Class A*+                            3,210         175,266
  DST Systems, Inc.*                                       2,850         156,265
  Ceridian Corp.*                                          7,230         150,022
  Intrado, Inc.*                                           7,920         142,798
  Forrester Research, Inc.*                                6,540         136,163
  Covansys Corp.*                                          8,410         134,224
  Mantech
    International Corp. -- Class A*                        4,920         129,937
  SYKES ENTERPRISES*                                      10,530         125,307
  BISYS Group, Inc.*                                       9,130         122,616
  Computer Sciences Corp.*                                 2,020          95,566
  Automatic Data Processing, Inc.                          2,110          90,814
  CACI International, Inc. --
    Class A*+                                              1,240          75,144
  MPS Group, Inc.*                                         5,910          69,738
  Global Payments, Inc.+                                     590          45,855
                                                                     -----------
TOTAL IT CONSULTING & SERVICES                                         1,859,235
                                                                     -----------
  COMMUNICATIONS EQUIPMENT 1.7%
  Motorola, Inc.+                                         12,310         271,928
  Cisco Systems, Inc.*                                    11,953         214,317
  Juniper Networks, Inc.*+                                 6,950         165,340
  Safenet Inc*+                                            3,830         139,067
  Belden CDT, Inc.+                                        7,120         138,342
  Polycom, Inc.*                                           6,140          99,284
  Black Box Corp.+                                         1,920          80,563
  Qualcomm, Inc.                                           1,720          76,970
  Symmetricom, Inc.*                                       7,430          57,508
  Foundry Networks, Inc.*+                                 3,490          44,323
  Digi International, Inc.*                                3,790          40,667
                                                                     -----------
TOTAL COMMUNICATIONS EQUIPMENT                                         1,328,309
                                                                     -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
  Arrow Electronics, Inc.*                                 4,903         153,758
  Avnet, Inc.*+                                            5,982         146,260
  Dolby Laboratories, Inc. --
    Class A*                                               8,340         133,440
  Coherent, Inc.*                                          4,550         133,224
  Rofin-Sinar Technologies, Inc.*                          3,450         131,065
  TTM Technologies, Inc.*                                  3,591          25,676
  Agilsys, Inc.                                              240           4,042
                                                                     -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 727,465
                                                                     -----------
  INTERNET SOFTWARE & SERVICES 0.6%
  ValueClick, Inc.*                                       10,180     $   173,976
  AsiaInfo Holdings, Inc.*                                23,960         116,206
  United Online, Inc.                                      6,620          91,687
  Digital Insight Corp.*                                   1,550          40,393
  EarthLink, Inc.*                                         3,580          38,306
  Sonicwall, Inc.*                                         2,610          16,574
                                                                     -----------
TOTAL INTERNET SOFTWARE & SERVICES                                       477,142
                                                                     -----------
  OFFICE ELECTRONICS 0.3%
  Xerox Corp.*+                                           15,760         215,124
                                                                     -----------
TOTAL OFFICE ELECTRONICS                                                 215,124
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY                                          12,476,166
                                                                     -----------
CONSUMER DISCRETIONARY 14.2%
  MEDIA 4.7%
  Comcast Corp. -- Class A*+                               9,959         292,595
  The Walt Disney Co.+                                    11,082         267,409
  News Corp. -- Class A                                   14,520         226,367
  Liberty Media Corp. -- Class A*                         23,330         187,807
  McGraw-Hill Cos., Inc.+                                  3,738         179,574
  NTL, Inc.*                                               2,550         170,340
  Tribune Co.                                              4,980         168,772
  Univision Communications,
    Inc. -- Class A*+                                      6,170         163,690
  EW Scripps Co. -- Class A                                3,150         157,406
  Citadel Broadcasting Corp.*                             10,510         144,302
  John Wiley & Sons, Inc. --
    Class A                                                3,420         142,751
  Salem Communications
    Corp. /DE -- Class A*                                  7,710         142,172
  Scholastic Corp.*+                                       3,830         141,557
  Belo Corp. -- Class A                                    6,100         139,446
  DreamWorks Animation
    SKG, Inc. -- Class A*                                  5,010         138,577
  McClatchy Co. -- Class A                                 2,070         135,026
  Hearst-Argyle Television, Inc.                           5,144         132,149
  Cox Radio Inc. -- Class A*+                              8,630         131,176
  Sinclair Broadcast Group, Inc. --
    Class A                                               14,190         125,865
  Beasley Broadcasting
    Group, Inc. -- Class A*                                8,390         117,880
  Time Warner, Inc.                                        6,394         115,795
  Journal Communications, Inc. --
    Class A                                                6,560          97,744
  Playboy Enterprises, Inc. --
    Class B*+                                              5,650          79,665
  Morningstar, Inc.*                                       1,910          61,120
  Viacom, Inc. -- Class B+                                   440          14,524
  Media General, Inc.                                        120           6,961
                                                                     -----------
TOTAL MEDIA                                                            3,680,670
                                                                     -----------


8 | THE RYDEX SERIES FUNDS
    SEMI-ANNUAL REPORT                        See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

  SPECIALTY RETAIL 2.4%
  Lowe's Cos., Inc.+                                       4,150     $   267,260
  Best Buy Co., Inc.+                                      3,670         159,755
  AutoNation, Inc.*+                                       7,490         149,575
  Payless Shoesource, Inc.*+                               8,480         147,552
  Barnes & Noble, Inc.                                     3,678         138,661
  American Eagle Outfitters, Inc.                          5,690         133,886
  Talbots, Inc.                                            4,300         128,656
  Syms Corp.                                               8,870         118,769
  CSK Auto Corp.*                                          7,670         114,130
  Home Depot, Inc.                                         2,960         112,894
  Children's Place Retail Stores, Inc.*                    2,830         100,861
  Too, Inc.*+                                              3,165          86,816
  Charming Shoppes, Inc.*+                                 6,730          71,809
  Genesco, Inc.*                                           1,130          42,081
  Buckle, Inc.                                             1,110          37,707
  Guess ?, Inc.*                                           1,600          34,288
  Movie Gallery, Inc.+                                     1,210          12,572
                                                                     -----------
TOTAL SPECIALTY RETAIL                                                 1,857,272
                                                                     -----------
  HOTELS, RESTAURANTS & LEISURE 1.7%
  McDonald's Corp.                                         7,340         245,816
  Marriott International, Inc. --
    Class A+                                               2,430         153,090
  Vail Resorts, Inc.*                                      4,720         135,700
  Bluegreen Corp.*                                         7,300         128,845
  CBRL Group, Inc.+                                        3,760         126,562
  Dover Motorsports, Inc.                                 17,830         121,957
  Yum! Brands, Inc.                                        2,280         110,375
  Dover Downs Gaming &
    Entertainment, Inc.                                    7,550         102,680
  Darden Restaurants, Inc.                                 2,780          84,429
  Starwood Hotels & Resorts
    Worldwide, Inc.                                        1,000          57,170
  MGM Mirage, Inc.*+                                         850          37,204
  Luby's, Inc.*                                            1,580          20,635
  Krispy Kreme Doughnuts, Inc.*+                           1,338           8,376
                                                                     -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                                    1,332,839
                                                                     -----------
  HOUSEHOLD DURABLES 1.4%
    NVR, Inc.*                                               265         234,512
  Lennar Corp. -- Class A+                                 3,010         179,878
  Black & Decker Corp.                                     1,949         159,993
  Toll Brothers, Inc.*+                                    3,376         150,806
  American Greetings Corp. --
    Class A+                                               5,490         150,426
  Mohawk Industries, Inc.*                                 1,810         145,253
  Libbey, Inc.                                             4,500          68,400
  William Lyon Homes, Inc.*+                                 100          15,520
  Standard-Pacific Corp.                                     300          12,453
  Dixie Group, Inc.*                                         560           8,926
                                                                     -----------
TOTAL HOUSEHOLD DURABLES                                               1,126,167
                                                                     -----------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  TEXTILES & APPAREL 1.4%
  Jones Apparel Group, Inc.                                5,455     $   155,468
  Polo Ralph Lauren Corp.                                  2,830         142,349
  Timberland Co. -- Class A*                               4,170         140,863
  Columbia Sportswear Co.*+                                2,700         125,280
  Steven Madden, Ltd.*                                     5,320         121,934
  K-Swiss, Inc. -- Class A                                 4,085         120,793
  Unifirst Corp./MA                                        3,131         109,804
  Nike, Inc. -- Class B+                                     930          75,962
  Hartmarx Corp.*                                          9,940          65,107
  Phillips-Van Heusen Corp.                                1,130          35,053
                                                                     -----------
TOTAL TEXTILES & APPAREL                                               1,092,613
                                                                     -----------
  MULTILINE RETAIL 0.7%
  Federated Department
    Stores, Inc.                                           3,839         256,714
  ShopKo Stores, Inc.*                                     5,320         135,766
  Nordstrom, Inc.                                          2,510          86,143
  Neiman-Marcus Group, Inc. --
    Class A                                                  440          43,978
  Target Corp.+                                              379          19,682
                                                                     -----------
TOTAL MULTILINE RETAIL                                                   542,283
                                                                     -----------
  INTERNET & CATALOG RETAIL 0.5%
    IAC/InterActiveCorp*+                                  5,600         141,960
  Blair Corp.                                              3,250         119,892
  Systemax, Inc.*                                         16,370         115,245
                                                                     -----------
TOTAL INTERNET & CATALOG RETAIL                                          377,097
                                                                     -----------
  AUTO COMPONENTS 0.5%
  Aftermarket Technology Corp.*                            7,620         140,132
  Autoliv, Inc.                                            3,096         134,676
  TRW Automotive Holdings Corp.*                           2,310          67,775
  Modine Manufacturing Co.                                   590          21,641
                                                                     -----------
TOTAL AUTO COMPONENTS                                                    364,224
                                                                     -----------
  HEALTH CARE PROVIDERS & SERVICES 0.4%
  Alderwoods Group, Inc.*                                  8,735         143,080
  Service Corporation
    International/US                                      17,070         141,510
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   284,590
                                                                     -----------
  Leisure Equipment & Products 0.3%
  Brunswick Corp.                                          2,969         112,020
  RC2 Corp.*                                               2,720          91,827
                                                                     -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       203,847
                                                                     -----------
  COMMERCIAL SERVICES & SUPPLIES 0.1%
  Jackson Hewitt Tax Service, Inc.                         3,460          82,729
                                                                     -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                      82,729
                                                                     -----------
  DISTRIBUTORS 0.1%
  Building Material Holding Corp.                            480          44,731
                                                                     -----------
TOTAL DISTRIBUTORS                                                        44,731
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY                                          10,989,062
                                                                     -----------


                                                      THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                        SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

HEALTH CARE 12.8%
  HEALTH CARE PROVIDERS & SERVICES 5.8%
  UnitedHealth Group, Inc.+                                6,032     $   338,998
  WellPoint, Inc.*                                         3,490         264,612
  CIGNA Corp.                                              1,960         231,006
  McKesson Corp.                                           4,830         229,183
  Aetna, Inc.+                                             2,440         210,182
  Cardinal Health, Inc.+                                   3,241         205,609
  Caremark Rx, Inc.*                                       3,885         193,978
  Coventry Health Care, Inc.*                              2,247         193,287
  HCA, Inc.                                                3,820         183,054
  Express Scripts, Inc.*+                                  2,840         176,648
  Medco Health Solutions, Inc.*                            3,101         170,028
  Omnicare, Inc.+                                          3,020         169,815
  United Surgical Partners
    International, Inc.*                                   4,280         167,391
  WellChoice, Inc.*                                        1,988         150,889
  Triad Hospitals, Inc.*+                                  3,254         147,309
  Lincare Holdings, Inc.*+                                 3,470         142,443
  PRA International*                                       4,509         136,668
  Genesis HealthCare Corp.*                                3,031         122,210
  Universal Health Services, Inc. --
    Class B+                                               2,460         117,170
  Humana, Inc.*+                                           2,430         116,348
  Per-Se Technologies, Inc.*+                              5,370         110,944
  Health Net, Inc.*                                        2,030          96,060
  Vital Images, Inc.*                                      3,920          87,259
  Health Tronics Surgical
    Services, Inc.*                                        8,480          84,461
  Quest Diagnostics, Inc.+                                 1,350          68,229
  American Retirement Corp.*                               3,600          67,788
  Chemed Corp.                                             1,394          60,416
  Ventiv Health, Inc.*                                     2,020          52,944
  The Trizetto Group, Inc.*                                3,000          42,360
  Kindred Healthcare, Inc.*                                1,310          39,038
  Medcath Corp.*                                           1,612          38,285
  Matria Healthcare, Inc.*                                   870          32,842
  Beverly Enterprises, Inc.*+                              1,900          23,275
  Psychiatric Solutions, Inc.*+                              420          22,777
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 4,493,506
                                                                     -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.9%
  Baxter International, Inc.                               4,900         195,363
  Hologic, Inc.*                                           2,850         164,587
  Becton, Dickinson & Co.                                  3,053         160,069
  Thoratec Corp.*                                          8,470         150,427
  Haemonetics Corp./MA*                                    3,140         149,244
  Boston Scientific Corp.*+                                6,290         146,997
  Analogic Corp.                                           2,870         144,677
  DJ Orthopedics, Inc.*+                                   4,970         143,832
  Advanced Neuromodulation
    Systems, Inc.*                                         2,960         140,482

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Orasure Technologies, Inc.*                             10,530     $    99,298
  West Pharmaceutical Services, Inc.                       3,130          92,867
  Intermagnetics General Corp.*                            2,932          81,920
  Intuitive Surgical, Inc.*+                               1,050          76,955
  TriPath Imaging, Inc.*                                  10,060          71,024
  Mentor Corp.+                                            1,200          66,012
  Medtronic, Inc.                                          1,216          65,202
  Kyphon, Inc.*                                            1,430          62,834
  Bausch & Lomb, Inc.+                                       770          62,124
  Angiodynamics, Inc.*                                     2,510          52,710
  SurModics, Inc.*+                                          870          33,660
  Ventana Medical Systems, Inc.*                             740          28,172
  Immucor, Inc.*+                                          1,010          27,714
  Palomar Medical
    Technologies, Inc.*+                                     900          23,607
  Vital Signs, Inc.                                          394          18,159
  Cantel Medical Corp.*+                                     790          16,622
  IRIS International, Inc.*                                  400           7,376
                                                                     -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 2,281,934
                                                                     -----------
  PHARMACEUTICALS 2.7%
  Pfizer, Inc.                                            25,497         636,660
  Johnson & Johnson, Inc.                                  6,506         411,700
  Watson Pharmaceuticals, Inc.*+                           4,290         157,057
  King Pharmaceuticals, Inc.*                              9,860         151,647
  Alpharma, Inc. -- Class A                                6,020         149,717
  Kos Pharmaceuticals, Inc.*                               1,772         118,600
  Hi-Tech Pharmacal Co., Inc.*                             3,250          97,760
  First Horizon Pharmaceutical
    Corp.*+                                                4,150          82,460
  Abbott Laboratories                                      1,759          74,582
  Merck & Co., Inc.                                        2,731          74,311
  CNS, Inc.                                                1,860          48,490
  Wyeth                                                      998          46,177
  Eli Lilly & Co.+                                           461          24,673
  Bristol-Myers Squibb Co.+                                  525          12,631
                                                                     -----------
TOTAL PHARMACEUTICALS                                                  2,086,465
                                                                     -----------
  BIOTECHNOLOGY 1.4%
  Amgen, Inc.*                                             5,060         403,130
  Biogen Idec, Inc.*                                       5,620         221,878
  United Therapeutics Corp.*+                              2,394         167,101
  Albany Molecular Research, Inc.*                        11,190         136,294
  Invitrogen Corp.*+                                       1,787         134,436
  Pharmion Corp.*+                                           352           7,677
  Savient Pharmaceuticals, Inc.*                           1,510           5,693
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                    1,076,209
                                                                     -----------
TOTAL HEALTH CARE                                                      9,938,114
                                                                     -----------
INDUSTRIALS 11.6%
  COMMERCIAL SERVICES & SUPPLIES 2.2%
  Cendant Corp.+                                           9,260         191,126
  RR Donnelley & Sons Co.                                  4,880         180,902


10 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Waste Management, Inc.                                   6,190     $   177,096
  United Stationers, Inc.*                                 3,510         167,989
  Labor Ready, Inc.*                                       6,110         156,721
  Pico Holdings, Inc.*                                     4,030         141,614
  Adesa, Inc.                                              6,310         139,451
  Steelcase, Inc. -- Class A                               9,160         132,454
  Kforce.Com*                                              9,480          97,644
  Resources Connection, Inc.*+                             3,250          96,298
  West Corp.*                                              2,270          84,875
  Administaff, Inc.                                        1,430          56,828
  Compx International, Inc.                                3,350          54,940
  Allied Waste Industries, Inc.*+                          3,580          30,251
  Standard Register Co.                                    1,200          17,940
  Clean Harbors, Inc.*                                       300          10,185
                                                                     -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   1,736,314
                                                                     -----------
  AEROSPACE & DEFENSE 1.9%
  Boeing Co.                                               4,187         284,507
  Lockheed Martin Corp.+                                   3,023         184,524
  Precision Castparts Corp.                                3,408         180,965
  Northrop Grumman Corp.                                   3,286         178,594
  Raytheon Co.                                             4,579         174,093
  Esterline Technologies Corp.*+                           3,810         144,361
  Heico Corp.                                              5,630         130,616
  Kaman Corp. -- Class A                                   5,860         119,837
  Armor Holdings, Inc.*+                                   1,417          60,945
  United Technologies Corp.                                  540          27,994
  Aviall, Inc.*                                              300          10,134
                                                                     -----------
TOTAL AEROSPACE & DEFENSE                                              1,496,570
                                                                     -----------
  MACHINERY 1.8%
  Oshkosh Truck Corp.                                      3,418         147,521
  EnPro Industries, Inc.*                                  4,356         146,754
  Deere & Co.+                                             2,380         145,656
  Cummins, Inc.+                                           1,620         142,544
  Albany International Corp. --
    Class A                                                3,620         133,469
  Parker Hannifin Corp.                                    1,807         116,208
  Circor International, Inc.                               3,490          95,801
  Timken Co.                                               2,740          81,186
  Commercial Vehicle Group, Inc.*                          3,650          76,431
  Terex Corp.*                                             1,473          72,810
  JLG Industries, Inc.                                     1,920          70,253
  Sun Hydraulics Corp.                                     2,230          54,189
  Titan International, Inc.                                3,210          44,073
  Cascade Corp.                                              870          42,369
  Dynamic Materials Corp.                                    300          13,170
  Flowserve Corp.*+                                          240           8,724
                                                                     -----------
TOTAL MACHINERY                                                        1,391,158
                                                                     -----------
  ROAD & RAIL 1.5%
  Norfolk Southern Corp.                                   6,350         257,556

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Burlington Northern Santa Fe
    Corp                                                   3,334     $   199,373
  CSX Corp.                                                3,830         178,018
  CNF, Inc.                                                2,850         149,625
  Laidlaw International, Inc.                              6,068         146,664
  RailAmerica, Inc.*                                      11,610         138,159
  Yellow Roadway Corp.*+                                   2,800         115,976
                                                                     -----------
TOTAL ROAD & RAIL                                                      1,185,371
                                                                     -----------
  INDUSTRIAL CONGLOMERATES 1.5%
  General Electric Co.                                    26,569         894,578
  Teleflex, Inc.+                                          2,160         152,280
  Walter Industries, Inc.                                    993          48,578
  3M Co.+                                                    480          35,213
                                                                     -----------
TOTAL INDUSTRIAL CONGLOMERATES                                         1,130,649
                                                                     -----------
  ELECTRICAL EQUIPMENT 0.9%
  Thomas & Betts Corp.*                                    4,170         143,490
  LSI Industries, Inc.                                     7,510         142,690
  Preformed Line Products Co.                              2,930         138,296
  Vicor Corp.                                              8,620         130,593
  Energy Conversion Devices, Inc.*+                        1,100          49,368
  Woodward Governor Co.                                      470          39,973
  Evergreen Solar, Inc.*                                   4,020          37,507
  LaBarge, Inc.*                                           2,810          36,305
                                                                     -----------
TOTAL ELECTRICAL EQUIPMENT                                               718,222
                                                                     -----------
  AIR FREIGHT & COURIERS 0.6%
  United Parcel Service, Inc. --
    Class B                                                3,610         249,559
  Dynamex, Inc.*                                           7,420         116,049
  HUB Group, Inc. -- Class A*                              2,920         107,193
                                                                     -----------
TOTAL AIR FREIGHT & COURIERS                                             472,801
                                                                     -----------
  BUILDING PRODUCTS 0.5%
  USG Corp.*                                               2,170         149,122
  York International Corp.                                 2,210         123,915
  Water Pik Technologies, Inc.*                            4,580          92,974
  Universal Forest Products, Inc.                            240          13,757
                                                                     -----------
TOTAL BUILDING PRODUCTS                                                  379,768
                                                                     -----------
  CONSTRUCTION & ENGINEERING 0.3%
  EMCOR Group, Inc.*                                       2,580         152,994
  Shaw Group, Inc.*+                                       1,800          44,388
                                                                     -----------
TOTAL CONSTRUCTION & ENGINEERING                                         197,382
                                                                     -----------
  TRADING COMPANIES & DISTRIBUTORS 0.2%
  Beacon Roofing Supply, Inc.*                             1,910          62,400
  Applied Industrial
    Technologies, Inc.                                     1,730          62,072
  WESCO International, Inc.*+                                710          24,048
  Watsco, Inc.+                                              290          15,402
                                                                     -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   163,922
                                                                     -----------


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  AIRLINES 0.2%
  Continental Airlines, Inc. --
    Class B*+                                             12,440     $   120,170
                                                                     -----------
TOTAL AIRLINES                                                           120,170
                                                                     -----------
TOTAL INDUSTRIALS                                                      8,992,327
                                                                     -----------
ENERGY 7.6%
  OIL & GAS 6.0%
  Exxon Mobil Corp.                                       16,196       1,029,094
  ConocoPhillips                                           5,830         407,575
  Chevron Corp.                                            4,450         288,048
  Williams Cos., Inc.+                                     9,390         235,219
  Devon Energy Corp.+                                      3,342         229,395
  Valero Energy Corp.+                                     2,000         226,120
  Occidental Petroleum Corp.                               2,642         225,706
  Kerr-McGee Corp.                                         2,100         203,931
  Newfield Exploration Co.*+                               3,710         182,161
  Burlington Resources, Inc.                               2,063         167,763
  Swift Energy Co.*+                                       3,480         159,210
  Pogo Producing Co.                                       2,700         159,138
  Forest Oil Corp.*                                        2,840         147,964
  Callon Petroleum Co.*                                    7,020         146,929
  W&T Offshore, Inc.                                       3,610         117,072
  Sunoco, Inc.                                             1,480         115,736
  Vintage Petroleum, Inc.                                  2,440         111,410
  TransMontaigne, Inc.*                                   12,930         103,311
  Frontier Oil Corp.                                       1,550          68,743
  Overseas Shipholding
    Group, Inc.+                                           1,063          62,005
  Giant Industries, Inc.*                                    820          48,003
  Maritrans, Inc.                                          1,440          46,080
  Harvest Natural Resources, Inc.*                         3,764          40,388
  Tesoro Corp.                                               600          40,344
  Berry Petroleum Co. -- Class A                             600          40,014
  Resource America, Inc. -- Class A                        1,500          26,595
  Holly Corp.                                                350          22,393
  Petroleum Development Corp.*                               373          14,301
                                                                     -----------
TOTAL OIL & GAS                                                        4,664,648
                                                                     -----------
  ENERGY EQUIPMENT & SERVICES 1.6%
  Veritas DGC, Inc.*+                                      4,390         160,762
  Tidewater, Inc.+                                         3,240         157,691
  Helmerich & Payne, Inc.                                  2,490         150,371
  Rowan Cos., Inc.+                                        4,170         147,993
  Lone Star Technologies, Inc.*+                           2,142         119,074
  NS Group, Inc.*                                          2,910         114,217
  Global Industries, Ltd.*+                                6,240          91,978
  Diamond Offshore Drilling, Inc.                          1,440          88,200
  Hydril*+                                                   900          61,776
  GulfMark Offshore, Inc.*                                 1,472          47,501
  Grey Wolf, Inc.*                                         5,330          44,932
  Cal Dive International, Inc.*                              370          23,462
  Offshore Logistics, Inc.*                                  532          19,684

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Lufkin Industries, Inc.                                    230     $    10,017
  Oil States International, Inc.*                            230           8,351
  Todco -- Class A*                                          100           4,171
                                                                     -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                      1,250,180
                                                                     -----------
TOTAL ENERGY                                                           5,914,828
                                                                     -----------
CONSUMER STAPLES 6.4%
  FOOD PRODUCTS 2.3%
  Archer-Daniels-Midland Co.                              10,100         249,066
  General Mills, Inc.                                      3,560         171,592
  Dean Foods Co.*                                          4,410         171,373
  Kellogg Co.                                              3,550         163,761
  Chiquita Brands
    International, Inc.+                                   5,390         150,650
  Kraft Foods, Inc. -- Class A                             4,800         146,832
  Hain Celestial Group, Inc.*+                             7,200         139,680
  M&F Worldwide Corp.*                                     8,820         137,151
  Hershey Co.                                              2,360         132,892
  Pilgrim's Pride Corp.                                    3,620         131,768
  Seaboard Corp.                                              85         116,705
  Gold Kist, Inc.*                                         2,750          53,763
  Maui Land & Pineapple Co., Inc.*                           240           7,207
                                                                     -----------
TOTAL FOOD PRODUCTS                                                    1,772,440
                                                                     -----------
  TOBACCO 1.2%
  Altria Group, Inc.+                                      7,637         562,923
  Reynolds American, Inc.                                  2,180         180,984
  Loews Corp. - Carolina Group                             3,810         150,990
                                                                     -----------
TOTAL TOBACCO                                                            894,897
                                                                     -----------
  BEVERAGES 1.1%
  PepsiCo, Inc.                                            7,030         398,671
  Brown-Forman Corp. -- Class B                            2,430         144,682
  Coca-Cola Co.                                            3,092         133,544
  PepsiAmericas, Inc.                                      5,358         121,787
  Coca-Cola Enterprises, Inc.                              2,030          39,585
                                                                     -----------
TOTAL BEVERAGES                                                          838,269
                                                                     -----------
  FOOD & DRUG RETAILING 1.0%
  Wal-Mart Stores, Inc.+                                   4,280         187,550
  Costco Wholesale Corp.+                                  4,270         183,994
  Performance Food Group Co.*                              5,320         167,899
  Supervalu, Inc.                                          4,540         141,285
  Nash Finch Co.+                                          1,927          81,300
  Walgreen Co.+                                              144           6,257
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                              768,285
                                                                     -----------
  HOUSEHOLD PRODUCTS 0.8%
  Procter & Gamble Co.+                                    4,810         286,003
  Kimberly-Clark Corp.                                     3,373         200,795
  Energizer Holdings, Inc.*+                               2,536         143,791
  Central Garden and Pet Co.*                                576          26,064
                                                                     -----------
  TOTAL HOUSEHOLD PRODUCTS                                               656,653
                                                                     -----------


12 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  PERSONAL PRODUCTS 0.0%
  Playtex Products, Inc.*                                  2,090     $    22,990
  Gillette Co.                                               240          13,968
                                                                     -----------
TOTAL PERSONAL PRODUCTS                                                   36,958
                                                                     -----------
TOTAL CONSUMER STAPLES                                                 4,967,502
                                                                     -----------
UTILITIES 4.1%
  MULTI-UTILITIES 1.9%
  Duke Energy Corp.+                                       7,060         205,940
  Constellation Energy Group, Inc.                         3,303         203,465
  NRG Energy, Inc.*+                                       3,705         157,833
  CenterPoint Energy, Inc.                                10,580         157,325
  CMS Energy Corp.*+                                       9,200         151,340
  NorthWestern Corp.                                       5,000         150,950
  NSTAR+                                                   4,852         140,320
  WPS Resources Corp.+                                     2,410         139,298
  PNM Resources, Inc.+                                     4,830         138,476
  Wisconsin Energy Corp.                                     700          27,944
                                                                     -----------
TOTAL MULTI-UTILITIES                                                  1,472,891
                                                                     -----------
  ELECTRIC UTILITIES 1.6%
  Edison International                                     5,010         236,873
  Entergy Corp.                                            2,245         166,848
  Allegheny Energy, Inc.*+                                 5,320         163,430
  Sierra Pacific Resources*+                              10,980         163,053
  UIL Holding Corp.                                        2,700         141,237
  Westar Energy, Inc.+                                     5,762         139,037
  El Paso Electric Co.*                                    4,320          90,072
  TXU Corp.+                                                 567          64,003
  Black Hills Corp.+                                       1,310          56,815
                                                                     -----------
TOTAL ELECTRIC UTILITIES                                               1,221,368
                                                                     -----------
  GAS UTILITIES 0.6%
  WGL Holdings, Inc.                                       4,860         156,152
  Oneok, Inc.+                                             4,566         155,335
  Southern Union Co.*                                      5,795         149,324
                                                                     -----------
TOTAL GAS UTILITIES                                                      460,811
                                                                     -----------
TOTAL UTILITIES                                                        3,155,070
                                                                     -----------
MATERIALS 4.0%
  METALS & MINING 1.7%
  Phelps Dodge Corp.                                       1,812         235,433
  Freeport-McMoRan Copper &
    Gold, Inc. -- Class B+                                 4,110         199,705
  Nucor Corp.+                                             3,280         193,487
  Metals USA, Inc.*                                        6,840         139,946
  Roanoke Electric Steel Corp.                             6,720         134,602
  Carpenter Technology Corp.                               2,066         121,088
  United States Steel Corp.+                               2,540         107,569
  Stillwater Mining Co.*+                                  8,600          78,690
  Quanex Corp.                                               690          45,692
  Reliance Steel & Aluminum Co.+                             670          35,463

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Chaparral Steel Co.*                                       900     $    22,698
  RTI International Metals, Inc.*                            447          17,590
  Commercial Metals Co.+                                     392          13,226
  Steel Dynamics, Inc.+                                      160           5,434
                                                                     -----------
TOTAL METALS & MINING                                                  1,350,623
                                                                     -----------
  CHEMICALS 1.4%
  Dow Chemical Co.                                         5,570         232,102
  Monsanto Co.+                                            2,695         169,111
  Lubrizol Corp.                                           3,460         149,922
  Ashland, Inc.                                            2,610         144,176
  FMC Corp.*                                               2,380         136,184
  EI Du Pont de Nemours & Co.                              2,840         111,243
  Lyondell Chemical Co.+                                   3,510         100,456
  Westlake Chemical Corp.                                  2,981          80,725
  Terra Industries, Inc.*                                    250           1,663
                                                                     -----------
TOTAL CHEMICALS                                                        1,125,582
                                                                     -----------
  CONSTRUCTION MATERIALS 0.5%
  Eagle Materials, Inc.+                                   1,490         180,841
  Texas Industries, Inc.                                   2,600         141,440
  Lafarge North America, Inc.                                790          53,412
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS                                             375,693
                                                                     -----------
  PAPER & FOREST PRODUCTS 0.4%
  Weyerhaeuser Co.                                         2,509         172,494
  Louisiana-Pacific Corp.+                                 3,230          89,439
  Buckeye Technologies, Inc.*                              2,630          21,355
                                                                     -----------
  TOTAL PAPER & FOREST PRODUCTS                                          283,288
                                                                     -----------
  TOTAL MATERIALS                                                      3,135,186
                                                                     -----------
TELECOMMUNICATION SERVICES 2.0%
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
  BellSouth Corp.+                                         9,981         262,500
  Telewest Global, Inc.*                                   7,520         172,584
  AT&T Corp.+                                              8,655         171,369
  Golden Telecom, Inc.+                                    4,700         148,379
  Premiere Global Services, Inc.*                         17,100         139,878
  Verizon Communications, Inc.                             4,125         134,846
  SBC Communications, Inc.+                                4,213         100,986
  North Pittsburgh Systems, Inc.                           1,000          20,410
  Hungarian Telephone & Cable*                               560           8,389
                                                                     -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           1,159,341
                                                                     -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.5%
  Sprint Corp.+                                            8,680         206,410
  Telephone & Data Systems, Inc.+                          3,910         152,490
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                358,900
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                       1,518,241
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost $67,157,471)                                                  76,722,322
                                                                     -----------


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.0%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                            $     449,236      $    449,236
  3.24% due 10/03/05                                  342,147           342,147
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $791,383)                                                       791,383
                                                                   ------------

SECURITIES LENDING COLLATERAL 15.1%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                               11,708,590        11,708,590
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $11,708,590)                                                 11,708,590
                                                                   ------------
TOTAL INVESTMENTS 115.0%
  (Cost $79,657,444)                                               $ 89,222,295
                                                                   ============
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (15.0)%                                          $(11,650,548)
                                                                   ============
NET ASSETS -- 100.0%                                               $ 77,571,747

================================================================================
                                                                     UNREALIZED
                                                                           GAIN
                                                    CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
December 2005 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $617,000)                                        10      $        488
                                                                   ============

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

14 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 97.8%

ENERGY 29.7%
  ENERGY EQUIPMENT & SERVICES 14.9%
  Schlumberger Ltd.+                                      35,800     $ 3,020,804
  Halliburton Co.+                                        39,600       2,713,392
  Transocean, Inc.*+                                      32,300       1,980,313
  Baker Hughes, Inc.+                                     33,000       1,969,440
  Tenaris SA -- SP ADR                                    13,700       1,888,408
  BJ Services Co.+                                        43,800       1,576,362
  Nabors Industries Ltd.*                                 20,800       1,494,064
  Precision Drilling Corp.*                               30,000       1,476,000
  GlobalSantaFe Corp.+                                    30,700       1,400,534
  Weatherford International Ltd.*+                        19,500       1,338,870
  Noble Corp.                                             18,600       1,273,356
  ENSCO International, Inc.+                              26,300       1,225,317
  Diamond Offshore Drilling, Inc.+                        19,900       1,218,875
  Patterson-UTI Energy, Inc.+                             31,700       1,143,736
  Smith International, Inc.+                              33,500       1,115,885
                                                                     -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                     24,835,356
                                                                     -----------
  OIL & GAS 14.8%
  Exxon Mobil Corp.                                       51,400       3,265,956
  BP PLC -- SP ADR                                        35,500       2,515,175
  Total SA -- SP ADR+                                     14,500       1,969,390
  Chevron Corp.                                           28,200       1,825,386
  PetroChina Co. Ltd. -- SP ADR+                          21,700       1,809,129
  Royal Dutch Shell PLC -- SP ADR                         27,242       1,788,165
  ENI-Ente Nazionale Idrocarburi --
    SP ADR+                                               11,400       1,688,340
  ConocoPhillips                                          22,400       1,565,984
  Petroleo Brasiliero SA --
    Petrobras                                             20,400       1,458,396
  EnCana Corp.                                            20,800       1,212,848
  Imperial Oil Ltd.                                        9,500       1,093,070
  Repsol YPF SA -- SP ADR                                 31,500       1,017,765
  Occidental Petroleum Corp.                              11,400         973,902
  China Petroleum & Chemical
    Corp. -- SP ADR+                                      21,000         950,460
  Royal Dutch Shell PLC -- SP ADR                         13,154         905,916
  Statoil ASA -- SP ADR                                   25,500         629,595
                                                                     -----------
TOTAL OIL & GAS                                                       24,669,477
                                                                     -----------
TOTAL ENERGY                                                          49,504,833
                                                                     -----------
MATERIALS 22.9%
  CONSTRUCTION MATERIALS 14.7%
  Cemex SA de CV -- SP ADR                               119,553       6,252,622
  Vulcan Materials Co.+                                   53,600       3,977,656
  Lafarge North America, Inc.                             48,700       3,292,607
  Florida Rock Industries, Inc.+                          48,500       3,108,365
  Martin Marietta Materials, Inc.                         37,000       2,903,020
  Eagle Materials, Inc.+                                  19,800       2,403,126

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Texas Industries, Inc.                                  33,600     $ 1,827,840
  Headwaters, Inc.*+                                      21,200         792,880
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS                                          24,558,116
                                                                     -----------
  METALS & MINING 8.2%
  BHP Billiton Ltd. -- SP ADR+                            54,200       1,852,556
  Rio Tinto PLC -- SP ADR+                                 8,600       1,412,980
  Companhia Vale do Rio Doce --
    SP ADR+                                               30,100       1,320,186
  Anglo American PLC -- ADR+                              40,646       1,227,509
  Newmont Mining Corp.+                                   20,100         948,117
  Barrick Gold Corp.+                                     26,400         766,920
  Mittal Steel NV Co. -- Class A                          26,200         754,560
  POSCO -- SP ADR                                         13,200         746,592
  Alcoa, Inc.                                             30,300         739,926
  AngloGold Ashanti Ltd. --
    SP ADR+                                               15,300         649,332
  Alcan, Inc.+                                            20,000         634,600
  Phelps Dodge Corp.                                       4,600         597,678
  Inco Ltd.                                               11,300         535,055
  Nucor Corp.+                                             8,900         525,011
  Southern Peru Copper Corp.                               9,100         509,236
  Chaparral Steel Co.*                                    14,100         355,602
                                                                     -----------
TOTAL METALS & MINING                                                 13,575,860
                                                                     -----------
TOTAL MATERIALS                                                       38,133,976
                                                                     -----------
INDUSTRIALS 15.7%
  CONSTRUCTION & ENGINEERING 15.7%
  Fluor Corp.+                                            55,000       3,540,900
  Jacobs Engineering Group, Inc.*+                        42,800       2,884,720
  Chicago Bridge & Iron NV Co.                            77,198       2,400,086
  URS Corp.*                                              52,200       2,108,358
  Shaw Group, Inc.*+                                      84,300       2,078,838
  McDermott International, Inc.*                          53,600       1,962,296
  Dycom Industries, Inc.*+                                89,300       1,805,646
  Granite Construction, Inc.                              46,400       1,774,336
  Washington Group
    International, Inc.*+                                 32,700       1,762,203
  Quanta Services, Inc.*+                                134,400       1,714,944
  Foster Wheeler Ltd.*+                                   54,800       1,692,772
  EMCOR Group, Inc.*+                                     25,700       1,524,010
  Insituform Technologies, Inc. --
    Class A*                                              50,400         871,416
                                                                     -----------
TOTAL CONSTRUCTION & ENGINEERING                                      26,120,525
                                                                     -----------
TOTAL INDUSTRIALS                                                     26,120,525
                                                                     -----------
HEALTH CARE 14.7%
  BIOTECHNOLOGY 7.4%
  Amgen, Inc.*                                            29,100       2,318,397
  Genentech, Inc.*                                        24,000       2,021,040
  Gilead Sciences, Inc.*+                                 24,800       1,209,248
  Genzyme Corp.*                                          13,700         981,468


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------

  Biogen Idec, Inc.*                                   21,200     $     836,976
  Celgene Corp.*+                                      13,900           755,048
  Medimmune, Inc.*                                     21,000           706,650
  Chiron Corp.*                                        15,800           689,196
  Applera Corp. - Applied
  Biosystems Group                                     22,800           529,872
  Invitrogen Corp.*+                                    5,700           428,811
  Millennium Pharmaceuticals, Inc.*+                   40,400           376,932
  Cephalon, Inc.*+                                      8,100           376,002
  Charles River Laboratories
  International, Inc.*+                                 8,200           357,684
  Affymetrix, Inc.*                                     7,600           351,348
  ImClone Systems, Inc.*                               11,000           345,950
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                  12,284,622
                                                                  -------------
  HEALTH CARE PROVIDERS & SERVICES 7.3%
  UnitedHealth Group, Inc.+                            30,500         1,714,100
  WellPoint, Inc.*                                     17,900         1,357,178
  Cardinal Health, Inc.+                               16,400         1,040,416
  Aetna, Inc.+                                         11,300           973,382
  Caremark Rx, Inc.*+                                  19,300           963,649
  CIGNA Corp.                                           7,200           848,592
  HCA, Inc.                                            16,000           766,720
  McKesson Corp.                                       15,800           749,710
  Medco Health Solutions, Inc.*                        12,800           701,824
  Express Scripts, Inc.*+                              11,000           684,200
  Coventry Health Care, Inc.*                           6,800           584,936
  Quest Diagnostics, Inc.+                             11,400           576,156
  Laboratory Corporation of
    America Holdings*+                                 10,300           501,713
  Health Management
  Associates, Inc. -- Class A+                         18,000           422,460
  Patterson Cos., Inc.*+                                9,500           380,285
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               12,265,321
                                                                  -------------
TOTAL HEALTH CARE                                                    24,549,943
                                                                  -------------
UTILITIES 7.5%
  MULTI-UTILITIES 5.0%
  Duke Energy Corp.+                                  102,000         2,975,340
  Constellation Energy Group, Inc.                     32,800         2,020,480
  AES Corp.*+                                         113,900         1,871,377
  Dynegy, Inc. -- Class A*+                           180,000           847,800
  Calpine Corp.*+                                     246,600           638,694
                                                                  -------------
TOTAL MULTI-UTILITIES                                                 8,353,691
                                                                  -------------
  ELECTRIC UTILITIES 2.5%
  TXU Corp.+                                           31,100         3,510,568
  Black Hills Corp.+                                   16,900           732,953
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                              4,243,521
                                                                  -------------
TOTAL UTILITIES                                                      12,597,212
                                                                  -------------
                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 7.3%
  TOBACCO 7.3%
  Altria Group, Inc.+                                  96,300     $   7,098,273
  Reynolds American, Inc.+                             23,300         1,934,366
  UST, Inc.+                                           37,200         1,557,192
  Loews Corp. - Carolina Group                         25,100           994,713
  Universal Corp./Richmond VA                          14,600           566,918
                                                                  -------------
TOTAL TOBACCO                                                        12,151,462
                                                                  -------------
TOTAL CONSUMER STAPLES                                               12,151,462
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $136,406,656)                                               163,057,951
                                                                  -------------

                                                         FACE
                                                       AMOUNT
                                                       ------
REPURCHASE AGREEMENTS 2.1%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                              $ 1,980,640         1,980,640
  3.24% due 10/03/05                                1,508,496         1,508,496
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,489,136)                                                   3,489,136
                                                                  -------------
SECURITIES LENDING COLLATERAL 24.9%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                               41,490,159        41,490,159
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $41,490,159)                                                 41,490,159
                                                                  -------------
TOTAL INVESTMENTS 124.8%
  (Cost $181,385,951)                                             $ 208,037,246
                                                                  =============
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (24.8)%                                         $ (41,397,668)
                                                                  =============
NET ASSETS -- 100.0%                                              $ 166,639,578

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2005 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


16 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              September 30, 2005
--------------------------------------------------------------------------------

                                                                                           CORE            SECTOR
                                                                                         EQUITY          ROTATION
                                                                                           FUND              FUND
=================================================================================================================
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                                          $89,222,295      $208,037,246
Segregated Cash with Broker                                                              31,500                --
Cash in Custodian Bank                                                                      980             3,250
Receivable for Futures Contracts Settlement (Note 1)                                      1,100                --
Receivable for Shares Purchased                                                         135,898         1,379,163
Investment Income Receivable (Note 1)                                                    76,206           241,531
-----------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                      89,467,979       209,661,190
=================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                                    11,708,590        41,490,159
Payable for Securities Purchased (Note 1)                                                    --         1,047,932
Liability for Shares Redeemed                                                            76,552           267,977
Investment Advisory Fees Payable (Note 3)                                                63,797           123,100
Transfer Agent and Administrative Fees Payable (Note 3)                                  17,629            34,195
Distribution and Service Fees Payable (Note 3)                                           11,849            24,435
Portfolio Accounting Fees Payable (Note 3)                                                7,052            13,678
Custody Fees Payable                                                                      2,105             3,283
Other Liabilities                                                                         8,658            16,853
-----------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                 11,896,232        43,021,612
=================================================================================================================
NET ASSETS                                                                          $77,571,747      $166,639,578
=================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                                     $62,236,240      $142,164,500
Undistributed Net Investment Loss                                                      (222,768)         (165,859)
Accumulated Net Realized Gain (Loss) on Investments and Futures Contracts             5,992,936        (2,010,358)
Net Unrealized Appreciation (Depreciation) on Investments and Futures Contracts       9,565,339        26,651,295
=================================================================================================================
NET ASSETS                                                                          $77,571,747      $166,639,578
=================================================================================================================
   A-Class                                                                          $ 1,636,859      $  7,919,392
   C-Class                                                                           32,556,171        66,106,080
   H-Class                                                                           43,378,717        92,614,106

SHARES OUTSTANDING
   A-Class                                                                              101,444           617,525
   C-Class                                                                            2,067,090         5,283,767
   H-Class                                                                            2,688,411         7,209,992

NET ASSET VALUES
   A-Class                                                                          $     16.14      $      12.82
   A-Class Maximum Offering Price**                                                       16.94             13.46
   C-Class                                                                                15.75             12.51
   H-Class                                                                                16.14             12.85

*     THE COST OF SECURITIES AT VALUE IS $79,657,444 AND $181,385,951,
      RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 17

STATEMENTS OF OPERATIONS (UNAUDITED)             Period Ended September 30, 2005
--------------------------------------------------------------------------------

                                                                          CORE            SECTOR
                                                                        EQUITY          ROTATION
                                                                          FUND              FUND
================================================================================================
INVESTMENT INCOME
Interest (Note 1)                                                  $    54,324      $     33,325
Interest from Securities Lending, net (Note 8)                           9,411            22,691
Dividends, Net of Foreign Tax Withheld* (Note 1)                       514,989         1,054,067
------------------------------------------------------------------------------------------------
    Total Income                                                       578,724         1,110,083
------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                      376,337           591,765
Transfer Agent and Administrative Fees (Note 3)                        105,285           164,379
Distribution & Service Fees (Note 3):
    A-Class                                                              1,538             5,748
    C-Class                                                            169,795           295,354
    H-Class                                                             61,299            84,793
Portfolio Accounting Fees (Note 3)                                      42,114            65,752
Trustees' Fees**                                                         1,871             2,907
Miscellaneous                                                           43,253            65,244
------------------------------------------------------------------------------------------------
    Total Expenses                                                     801,492         1,275,942
------------------------------------------------------------------------------------------------
Net Investment Loss                                                   (222,768)         (165,859)
================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                3,336,493         7,910,402
Futures Contracts                                                     (122,564)               --
------------------------------------------------------------------------------------------------
    Total Net Realized Gain                                          3,213,929         7,910,402
------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                2,425,432        11,403,755
Futures Contracts                                                       12,496                --
------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                 2,437,928        11,403,755
------------------------------------------------------------------------------------------------
Net Gain on Investments                                              5,651,857        19,314,157
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 5,429,089      $ 19,148,298
================================================================================================


*     NET OF FOREIGN TAX WITHHELD OF $23 AND $41,477, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


18 | THE RYDEX SERIES FUNDS
     SEMI-ANNUAL REPORT                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    CORE EQUITY FUND               SECTOR ROTATION FUND
=============================================================================================================================
                                                               PERIOD              YEAR             PERIOD               YEAR
                                                                ENDED             ENDED              ENDED              ENDED
                                                        SEPTEMBER 30,         MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                2005+              2005              2005+               2005
=============================================================================================================================
FROM OPERATIONS
Net Investment Loss                                      $   (222,768)     $   (189,164)     $    (165,859)     $    (765,439)
Net Realized Gain on Investments                            3,213,929         5,016,468          7,910,402          3,648,637
Net Change in Unrealized Appreciation (Depreciation)
  on Investments and Futures Contracts                      2,437,928           235,511         11,403,755          2,085,377
-----------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                  5,429,089         5,062,815         19,148,298          4,968,575
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment
  A-Class                                                          --           (29,799)                --                 --
  C-Class                                                          --        (1,290,813)                --                 --
  H-Class                                                          --        (2,321,494)                --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                              --        (3,642,106)                --                 --
=============================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  A-Class                                                     853,304         1,854,516          5,193,310          4,692,623
  C-Class                                                   6,574,476        24,157,214         15,221,315         25,139,982
  H-Class                                                  48,129,743        84,248,891         67,910,078         65,844,727
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  A-Class                                                          --            29,797                 --                 --
  C-Class                                                          --         1,221,401                 --                 --
  H-Class                                                          --         2,225,710                 --                 --
COST OF SHARES REDEEMED
  A-Class                                                    (214,069)         (984,731)        (1,042,630)        (1,881,322)
  C-Class                                                 (11,035,850)      (15,319,518)       (12,178,500)       (32,396,269)
  H-Class                                                 (59,003,405)      (78,395,806)       (41,930,058)       (97,924,054)
=============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                 (14,695,801)       19,037,474         33,173,515        (36,524,313)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                      (9,266,712)       20,458,183         52,321,813        (31,555,738)
NET ASSETS--BEGINNING OF PERIOD                            86,838,459        66,380,276        114,317,765        145,873,503
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                $ 77,571,747      $ 86,838,459      $ 166,639,578      $ 114,317,765
=============================================================================================================================
UNDISTRIBUTED NET INVESTMENT LOSS                        $   (222,768)     $         --      $    (165,859)     $          --
=============================================================================================================================

+ UNAUDITED


                                                     THE RYDEX SERIES FUNDS
See Notes to Financial Statements.                       SEMI-ANNUAL REPORT | 19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                        NET REALIZED    NET INCREASE
                                NET ASSET      NET          AND          (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET       FROM NET        FROM NET
                                BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT       REALIZED        TOTAL
                                OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS      INCOME      CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND -- A-CLASS
 SEPTEMBER 30, 2005#              $15.01    $ (.02)        $ 1.15          $ 1.13           $ --           $   --          $  --
 March 31, 2005                    14.44       .02           1.16            1.18             --             (.61)          (.61)
 March 31, 2004*                   14.44        --             --              --             --               --             --
CORE EQUITY FUND -- C-CLASS
 SEPTEMBER 30, 2005#               14.71      (.07)          1.11            1.04             --               --             --
 March 31, 2005                    14.27      (.10)          1.15            1.05             --             (.61)          (.61)
 March 31, 2004                    10.11      (.11)          4.38            4.27             --             (.11)          (.11)
 March 31, 2003*                   10.00      (.03)           .14             .11             --               --             --
CORE EQUITY FUND -- H-CLASS
 SEPTEMBER 30, 2005#               15.01      (.02)          1.15            1.13             --               --             --
 March 31, 2005                    14.44        --           1.18            1.18             --             (.61)          (.61)
 March 31, 2004                    10.15      (.01)          4.41            4.40             --             (.11)          (.11)
 March 31, 2003*                   10.00       .01            .14             .15             --               --             --
SECTOR ROTATION FUND -- A-CLASS
 SEPTEMBER 30, 2005#               11.10        --           1.72            1.72             --               --             --
 March 31, 2005                    10.45      (.02)           .67             .65             --               --             --
 March 31, 2004*                   10.45        --             --              --             --               --             --
SECTOR ROTATION FUND -- C-CLASS
 SEPTEMBER 30, 2005#               10.87      (.04)          1.68            1.64             --               --             --
 March 31, 2005                    10.30      (.10)           .67             .57             --               --             --
 March 31, 2004                     7.53      (.16)          2.93            2.77             --               --             --
 March 31, 2003                     9.99      (.07)         (2.39)          (2.46)            --               --             --
 March 31, 2002*                   10.00        --           (.01)           (.01)            --               --             --
SECTOR ROTATION FUND -- H-CLASS
 SEPTEMBER 30, 2005#               11.12        --           1.73            1.73             --               --             --
 March 31, 2005                    10.45      (.03)           .70             .67             --               --             --
 March 31, 2004                     7.58      (.09)          2.96            2.87             --               --             --
 March 31, 2003                     9.99      (.01)         (2.40)          (2.41)            --               --             --
 March 31, 2002*                   10.00        --           (.01)           (.01)            --               --             --

                                                                               RATIOS TO
                                                                          AVERAGE NET ASSETS:
                                                                          -------------------
                                  NET INCREASE    NET ASSET                               NET                       NET ASSETS,
                                 (DECREASE) IN     VALUE,      TOTAL                  INVESTMENT       PORTFOLIO      END OF
                                    NET ASSET      END OF    INVESTMENT    TOTAL        INCOME         TURNOVER    PERIOD (000'S
                                      VALUE        PERIOD      RETURN     EXPENSES      (LOSS)          RATE***      OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND -- A-CLASS
 SEPTEMBER 30, 2005#                 $ 1.13        $16.14       7.53%      1.63%**      (0.22)%**         110%        $ 1,637
 March 31, 2005                         .57         15.01       8.16%      1.57%         0.16%            159%            906
 March 31, 2004*                         --         14.44       0.00%      0.00%**@      0.00%**          226%              1
CORE EQUITY FUND -- C-CLASS
 SEPTEMBER 30, 2005#                   1.04         15.75       7.07%      2.38%**      (0.98)%**         110%         32,556
 March 31, 2005                         .44         14.71       7.34%      2.31%        (0.71)%           159%         34,793
 March 31, 2004                        4.16         14.27      42.29%      2.24%        (0.87)%           226%         23,811
 March 31, 2003*                        .11         10.11       1.10%      2.41%**      (0.48)%**         123%          5,771
CORE EQUITY FUND -- H-CLASS
 SEPTEMBER 30, 2005#                   1.13         16.14       7.53%      1.62%**      (0.23)%**         110%         43,379
 March 31, 2005                         .57         15.01       8.16%      1.56%         0.03%            159%         51,139
 March 31, 2004                        4.29         14.44      43.41%      1.49%        (0.11)%           226%         42,568
 March 31, 2003*                        .15         10.15       1.50%      1.67%**       0.22%**          123%         18,516
SECTOR ROTATION FUND -- A-CLASS
 SEPTEMBER 30, 2005#                   1.72         12.82      15.50%      1.63%**       0.00%**          113%          7,919
 March 31, 2005                         .65         11.10       6.22%      1.63%        (0.19)%           262%          2,989
 March 31, 2004*                         --         10.45       0.00%       0.00%**@     0.00%**          253%              5
SECTOR ROTATION FUND -- C-CLASS
 SEPTEMBER 30, 2005#                   1.64         12.51      15.09%      2.38%**      (0.67)%**         113%         66,106
 March 31, 2005                         .57         10.87       5.53%      2.38%        (1.03)%           262%         54,604
 March 31, 2004                        2.77         10.30      36.79%      2.41%        (1.66)%           253%         59,192
 March 31, 2003                       (2.46)         7.53     (24.62)%     2.44%        (0.83)%           451%         17,538
 March 31, 2002*                       (.01)         9.99      (0.10)%     2.44%**      (1.86)%**          --           5,150
SECTOR ROTATION FUND -- H-CLASS
 SEPTEMBER 30, 2005#                   1.73         12.85      15.56%      1.63%**       0.00%**          113%         92,614
 March 31, 2005                         .67         11.12       6.41%      1.64%        (0.31)%           262%         56,725
 March 31, 2004                        2.87         10.45      37.86%      1.66%        (0.88)%           253%         86,677
 March 31, 2003                       (2.41)         7.58     (24.12)%     1.68%        (0.08)%           451%         34,845
 March 31, 2002*                       (.01)         9.99      (0.10)%     1.69%**      (1.13)%**          --          18,055

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002 -- SECTOR ROTATION FUND C-CLASS AND H-CLASS; SEPTEMBER 23, 2002-- CORE EQUITY FUND C-CLASS AND H-CLASS; MARCH 31, 2004 -- CORE EQUITY FUND A-CLASS AND SECTOR ROTATION FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

@ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

#     UNAUDITED


20 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares.

C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:


                                  SALES CHARGE         SALES CHARGE
AMOUNT                               AS % OF            AS % OF NET
OF INVESTMENT                    OFFERING PRICE       AMOUNT INVESTED
---------------------------------------------------------------------
Less than $100,000                    4.75%                4.99%
$100,000 but less than
  $250,000                            3.75%                3.90%
$250,000 but less than
  $500,000                            2.75%                2.83%
$500,000 but less than
  $1,000,000                          1.60%                1.63%
$1,000,000 or greater                 0.00%                0.00%

At September 30, 2005, the Trust consisted of forty-eight separate series: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, and two Strategic Funds. This report covers the Strategic Funds (the "Funds"), while the Money Market Fund, the Benchmark Funds, the Sector Funds, the Absolute Return Strategies Fund and the Hedged Equity Fund are contained in separate reports. As of September 30, 2005, only A-Class, C-Class and H-Class Shares had been issued in the Strategic Funds.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by Rydex Global Advisors (the "Advisor") using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and
(b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each Fund included in the Trust.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 21

--------------------------------------------------------------------------------

D. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. Each Strategic Fund seeks long-term capital appreciation and to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Funds may also purchase American Depository Receipts ("ADR"), U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions.

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G. The Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, a Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the


22 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Sector Rotation Fund. Effective July 1, 2003, the Trustees voted to reduce Core Equity's base management fee to 0.70% of the Fund's average daily net assets and implement a performance adjustment, adding or subtracting a performance rate up to 0.20%, allowing the total fee to increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000(R) Index (the "Index"). The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning June 30, 2004. At period ending September 30, 2005, the effective management fee was 0.90% of the Fund's average daily net assets. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Strategic Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Strategic Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted a Distribution Plan applicable to its A-Class Shares and H-Class Shares, for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifica-


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 23

--------------------------------------------------------------------------------

tions have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At September 30, 2005, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                        TAX                TAX                 NET
                                     TAX         UNREALIZED         UNREALIZED          UNREALIZED
FUND                                COST               GAIN               LOSS                GAIN
--------------------------------------------------------------------------------------------------
Core Equity Fund            $ 80,066,603        $10,508,889        $(1,352,709)        $ 9,156,180
Sector Rotation Fund         182,134,172         27,292,816         (1,389,742)         25,903,074

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, along with uninvested cash balances of the OTC Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Strengthening Dollar Fund, the Weakening Dollar Fund, the U.S. Government Money Market Fund, the Nova Master Portfolio, the Ursa Master Portfolio, the Arktos Master Portfolio, the Juno Master Portfolio, the Commodities Fund, the Absolute Return Strategies Fund and the Hedged Equity Fund (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% the delivery value of the repurchase agreements at maturity.

The repurchase agreements executed by the joint account and outstanding as of September 30, 2005, were as follows:

COUNTERPARTY                   TERMS OF AGREEMENT          FACE VALUE          MARKET VALUE        MATURITY VALUE
-----------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.        3.25% due 10/03/05        $525,000,000        $  525,000,000        $  525,142,188
Citigroup, Inc.                3.24% due 10/03/05         375,000,000           375,000,000           375,101,250
Lehman Brothers, Inc.          3.25% due 10/03/05         295,619,135           295,619,135           295,699,198
Morgan Stanley                 3.24% due 10/03/05         250,000,000           250,000,000           250,067,500
-----------------------------------------------------------------------------------------------------------------
                                                                             $1,445,619,135        $1,446,010,136
-----------------------------------------------------------------------------------------------------------------

As of September 30, 2005, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                    RANGE OF RATES                        PAR VALUE                MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds             6.125% - 8.000%                   $  203,611,000             $  257,500,263
U.S. Treasury Notes             3.000% - 3.875%                    1,033,367,912              1,027,768,192
U.S. Currency                       0.000%                           188,000,000                188,000,000
-----------------------------------------------------------------------------------------------------------------
                                                                                             $1,473,268,455
-----------------------------------------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. SECURITIES TRANSACTIONS

During the period ended September 30, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                 CORE EQUITY     SECTOR ROTATION
                                                        FUND                FUND
--------------------------------------------------------------------------------
Purchases                                       $ 86,119,051        $174,922,170
Sales                                           $101,167,188        $144,867,276


24 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

7. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                                     PURCHASED THROUGH                                          NET SHARES
                            SHARES PURCHASED       DIVIDEND REINVESTMENT          SHARES REDEEMED           PURCHASED (REDEEMED)
------------------------------------------------------------------------------------------------------------------------------------
                      PERIOD ENDED   YEAR ENDED   PERIOD ENDED  YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED   YEAR ENDED
                     SEPTEMBER 30,    MARCH 31,  SEPTEMBER 30,   MARCH 31,  SEPTEMBER 30,    MARCH 31,  SEPTEMBER 30,    MARCH 31,
                              2005+        2005           2005+       2005           2005+        2005           2005+        2005
------------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
   A-Class                  55,293      130,742             --       1,988        (14,165)     (72,483)        41,128       60,247
   C-Class                 435,496    1,678,393             --      82,976       (733,430)  (1,064,952)      (297,934)     696,417
   H-Class               3,094,020    5,720,952             --     148,480     (3,811,861)  (5,410,493)      (717,841)     458,939
SECTOR ROTATION FUND
   A-Class                 436,578      457,712             --          --        (88,265)    (188,963)       348,313      268,749
   C-Class               1,338,598    2,473,160             --          --     (1,076,816)  (3,196,124)       261,782     (722,964)
   H-Class               5,692,008    6,351,321             --          --     (3,583,621)  (9,541,682)     2,108,387   (3,190,361)

+ UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

8. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At September 30, 2005, the pooled cash collateral investments consisted of repurchase agreements (47.59%), commercial paper (31.82%), corporate bonds (20.58%), and mutual funds (0.01%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2005, the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
FUND                                     CASH COLLATERAL       SECURITIES LOANED
--------------------------------------------------------------------------------
Core Equity Fund                             $11,708,590             $11,378,274
Sector Rotation Fund                          41,490,159              40,269,756


26 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the sub-


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 27

--------------------------------------------------------------------------------

stantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.


28 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                            LENGTH OF SERVICE
NAME, POSITION AND                              AS TRUSTEE                              NUMBER OF
YEAR OF BIRTH                                  (YEAR BEGAN)                           FUNDS OVERSEEN
--------------------------          -----------------------------------               --------------
CARL G. VERBONCOEUR*                    Rydex Series Funds - 2004                          110
Trustee, President (1952)              Rydex Variable Trust - 2004
                                        Rydex Dynamic Funds - 2004
                                          Rydex ETF Trust - 2004
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                                     -----------------------------------
MICHAEL P. BYRUM*                       Rydex Series Funds - 2005                          110
Trustee, Vice President and            Rydex Variable Trust - 2005
Secretary (1970)                        Rydex Dynamic Funds - 2005
                                          Rydex ETF Trust - 2005
                                Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                            LENGTH OF SERVICE
NAME, POSITION AND                              AS TRUSTEE                              NUMBER OF
YEAR OF BIRTH                                  (YEAR BEGAN)                           FUNDS OVERSEEN
--------------------------          -----------------------------------               --------------
COREY A. COLEHOUR                       Rydex Series Funds - 1993                          110
Trustee (1945)                         Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                                     -----------------------------------
J. KENNETH DALTON                       Rydex Series Funds - 1995                          110
Trustee (1941)                         Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                                     -----------------------------------
JOHN O. DEMARET                         Rydex Series Funds - 1997                          110
Trustee (1940)                         Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired



30 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                            LENGTH OF SERVICE
NAME, POSITION AND                             AS TRUSTEE                               NUMBER OF
YEAR OF BIRTH                                 (YEAR BEGAN)                           FUNDS OVERSEEN
--------------------------          -----------------------------------               --------------

WERNER E. KELLER                        Rydex Series Funds - 2005                          110
Trustee (1940)                         Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005
                                Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management

                                     -----------------------------------
THOMAS F. LYDON, JR.                    Rydex Series Funds - 2005                          110
Trustee (1960)                         Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005
                                Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends

                                     -----------------------------------
PATRICK T. MCCARVILLE                   Rydex Series Funds - 1997                          110
Trustee (1942)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                     -----------------------------------
ROGER SOMERS                            Rydex Series Funds - 1993                          110
Trustee (1944)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003
                                Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                                        PRINCIPAL OCCUPATIONS
YEAR OF BIRTH                                             DURING PAST FIVE YEARS
-------------                                             ----------------------
NICK BONOS*                                  Vice President and Treasurer of Rydex Series Funds,
Vice President and Treasurer (1963)          Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF
                                             Trust, and Rydex Capital Partners SPhinX Fund (2003 to
                                             present); Senior Vice President of Rydex Fund Services,
                                             Inc. (2003 to present); Vice President of Accounting of
                                             Rydex Fund Services, Inc. (2000 to 2003)

JOANNA M. HAIGNEY*                           Chief Compliance Officer of Rydex Series Funds, Rydex
Chief Compliance Officer and Assistant       Variable Trust, and Rydex Dynamic Funds (2004 to
Secretary (1967)                             present); Assistant Secretary of Rydex Series Funds,
                                             Rydex Variable Trust, and Rydex Dynamic Funds (2000 to
                                             present); Assistant Secretary of Rydex ETF Trust (2002
                                             to present); Secretary of Rydex Capital Partners SPhinX
                                             Fund (2003 to present); Vice President of Compliance of
                                             Rydex Fund Services, Inc. (2000 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 31

--------------------------------------------------------------------------------

This page intentionally left blank.

--------------------------------------------------------------------------------

This page intentionally left blank.

[LOGO]RYDEXINVESTMENTS
           ESSENTIAL FOR MODERN MARKETS(TM)

           9601 Blackwell Road, Suite 500
           Rockville, MD 20850
           www.rydexinvestments.com
           800-820-0888
           RSTF-SEMI-0905X0306

                                                              SEPTEMBER 30, 2005

                                           RYDEX SERIES FUNDS SEMI-ANNUAL REPORT


                                                 ABSOLUTE RETURN STRATEGIES FUND
                                                              HEDGED EQUITY FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS .................................................   2

ABOUT SHAREHOLDERS' FUND EXPENSES ..........................................   3

FUND PROFILES ..............................................................   5

SCHEDULES OF INVESTMENTS ...................................................   6

STATEMENTS OF ASSETS AND LIABILITIES .......................................  17

STATEMENTS OF OPERATIONS ...................................................  18

STATEMENTS OF CHANGES IN NET ASSETS ........................................  19

FINANCIAL HIGHLIGHTS........................................................  20

NOTES TO FINANCIAL STATEMENTS...............................................  21

OTHER INFORMATION ..........................................................  27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ..............................  30


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The six-month period from April through September 2005 was a tumultuous one for the economy and the financial markets. Investors, consumers and businesses alike were rocked by the twin hurricanes of Katrina and Rita and the unprecedented rise in energy prices. Energy prices-particularly for refined products such as gas, diesel, jet fuel and heating oil-skyrocketed, causing consumer confidence to plummet and raising the prospect of a pullback in consumer spending. Typically, developments like these would have a downward effect on equity prices and interest rates, but that wasn't the case as stocks rallied and interest rates finished the period largely where they began.

Surprisingly, U.S. equity markets navigated the storms remarkably well. While the old economy Dow Jones Industrial Average(R) Index rose only 1.76%, the broader S&P 500(R) Index gained 5.02% and the tech-laden Nasdaq 100(R) Index rose 8.04% on the back of a mini-rally in technology stocks.

Two factors appear to have driven prices higher. The first is that earnings growth remained strong, increasing at a double-digit pace in both the second and third quarters, and investors appeared to be looking beyond the immediate impact of the hurricanes to the anticipated "kick" to economic growth as reconstruction efforts got underway.

As one might expect, energy stocks led the market higher. In fact, energy prices were well on their way up prior to the arrival of Katrina as the price of a barrel of crude oil rose from $49.69 in late May to a high of $69.74 by the end of August. The Gulf storms exacerbated this rise. That energy prices were already well on their way up is attributable to the rapid growth in the powerhouse economies of China and India. China, in particular, continues to import commodities of all kinds at a voracious rate. In fact, if one takes a closer look at stock prices during this period, the effect of rising energy prices and the impact of the storms becomes apparent.

Clearly, energy stocks were the big winners as the S&P Energy Index rose nearly 19.56%. In fact, the meteoric rise in energy stocks is responsible for much of the stock market's positive performance this year. Utility stocks also fared well as the S&P Utility Index shot up 15.24% in anticipation of a substantial rise in home heating costs. Technology stocks rallied as valuations were perceived to be attractive. On the flip side, health care stocks, which tend to be perceived as defensive in nature, rose nearly 5.00% as investors looked for a consumer driven economic slowdown in the wake of the devastation left by Katrina and Rita.

Despite the uncertainty, the Federal Reserve ("Fed") remained vigilant against any signs of increasing inflation. The shock to the economy of the storms and the loss of some of the nation's critical energy infrastructure led many to predict a pause in the Fed's rate hikes. This was not to be, as the Fed implemented four 25 basis point rate hikes during the period. Longer rates, on the other hand, actually declined from April to September, with the yield on the benchmark 10-Year Treasury Note falling 15 basis points to 4.33%. Despite this decline, interest rates are clearly on the upswing. Long-term rates bottomed on June 1, as the yield on the 10-Year Note reached 3.89%. Since the beginning of June, the trend has been up, with the 10-Year Note peaking at 4.42% in early August.

With all of the crosscurrents in the economy and the financial markets, stock price behavior is likely to remain choppy and erratic. Investment strategies that do not depend on highly directional markets will likely fare well as we move through the remainder of 2005.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur
Carl G. Verboncoeur
President


2 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2005 and ending September 30, 2005.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

    Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

    Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, which may be incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

                                                          BEGINNING                ENDING        EXPENSES
                                          EXPENSE     ACCOUNT VALUE         ACCOUNT VALUE     PAID DURING
                                           RATIO+    MARCH 31, 2005    SEPTEMBER 30, 2005         PERIOD*
---------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

ABSOLUTE RETURN STRATEGIES FUND
    A-Class                                 1.41%        $ 1,000.00            $   997.20         $  7.06
    C-Class                                 2.17%          1,000.00                997.20           10.86
    H-Class                                 1.42%          1,000.00                997.20            7.11
HEDGED EQUITY FUND
    A-Class                                 1.44%          1,000.00              1,004.40            7.24
    C-Class                                 2.19%          1,000.00              1,004.40           11.00
    H-Class                                 1.48%          1,000.00              1,004.40            7.44

---------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

ABSOLUTE RETURN STRATEGIES FUND
    A-Class                                 1.41%          1,000.00              1,017.84            7.16
    C-Class                                 2.17%          1,000.00              1,013.98           11.02
    H-Class                                 1.42%          1,000.00              1,017.79            7.21
HEDGED EQUITY FUND
    A-Class                                 1.44%          1,000.00              1,017.69            7.31
    C-Class                                 2.19%          1,000.00              1,013.88           11.12
    H-Class                                 1.48%          1,000.00              1,017.49            7.51

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. THIS RATIO INCLUDES DIVIDEND EXPENSE FROM SECURITIES SOLD SHORT.

+     ANNUALIZED


4 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES
--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                             HEDGED EQUITY FUND   HEDGED EQUITY FUND
                               LONG HOLDINGS        SHORT HOLDINGS
                             ------------------   ------------------
Other                               0.6%                -0.2%
Consumer Discretionary              1.8%                -0.5%
Industrials                         1.4%                -0.3%
Financials                          3.0%                -1.8%
Health Care                         2.1%                -1.3%
Telecommunication Services          0.6%
Energy                              0.6%                -0.2%
Information Technology              1.2%                -0.8%
Consumer Staples                    0.5%                -0.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
A-Class                         September 19, 2005
C-Class                         September 19, 2005
H-Class                         September 19, 2005

TEN LARGEST LONG HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Inamed Corp.                                  0.2%
EGL, Inc.                                     0.2%
Pacificare Health Systems, Inc.               0.2%
Pfizer, Inc.                                  0.2%
Shurgard Storage Centers, Inc. -- Class A     0.2%
ID Biomedical Corp.                           0.2%
Capital Automotive REIT                       0.2%
BEI Technologies, Inc.                        0.2%
Macromedia, Inc.                              0.2%
Argosy Gaming Co.                             0.2%
--------------------------------------------------
Top Ten Total                                 2.0%
--------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative instruments.

HEDGED EQUITY FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                             HEDGED EQUITY FUND   HEDGED EQUITY FUND
                               LONG HOLDINGS        SHORT HOLDINGS
                             ------------------   ------------------
Other                               7.6%                -1.8%
Energy                              6.2%                -1.5%
Materials                           4.4%                -0.9%
Industrials                         6.8%                -4.2%
Health Care                         5.5%                -4.4%
Information Technology              4.4%                -3.8%
Financials                          5.7%                -5.7%
Consumer Discretionary              3.8%                -4.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------
A-Class                         September 19, 2005
C-Class                         September 19, 2005
H-Class                         September 19, 2005

TEN LARGEST LONG HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------
Altria Group, Inc.                            1.9%
Texas Instruments, Inc.                       1.7%
Pfizer, Inc.                                  1.5%
Norfolk Southern Corp.                        1.2%
Prudential Financial, Inc.                    1.2%
Burlington Northern Santa Fe Corp.            1.1%
SBC Communications, Inc.                      1.1%
Amerada Hess Corp.                            1.0%
Freddie Mac                                   1.0%
Caremark Rx, Inc.                             0.9%
--------------------------------------------------
Top Ten Total                                12.6%
--------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative instruments.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 5

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS  11.8%

FINANCIALS 3.0%
   BANKS 1.2%
   Amegy Bancorp, Inc.+                                    251   $        5,680
   Hudson United Bancorp+                                  134            5,672
   Hibernia Corp. -- Class A+                              188            5,648
   Westcorp+                                                92            5,419
   Unizan Financial Corp.+                                 222            5,375
   State Financial Services Corp. --
      Class A+                                             147            5,368
   National City Corp.+                                     62            2,073
                                                                 --------------
TOTAL BANKS                                                              35,235
                                                                 --------------
   REAL ESTATE 0.6%
   Shurgard Storage Centers, Inc. --
      Class A+                                             104            5,810
   Capital Automotive REIT+                                149            5,768
   Gables Residential Trust                                131            5,718
                                                                 --------------
TOTAL REAL ESTATE                                                        17,296
                                                                 --------------
   CONSUMER FINANCE 0.4%
   Metris Companies, Inc.*+                                389            5,691
   WFS Financial, Inc.*+                                    81            5,442
                                                                 --------------
TOTAL CONSUMER FINANCE                                                   11,133
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 0.3%
   Commercial Federal Corp.+                               167            5,702
   Freddie Mac+                                             66            3,726
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                          9,428
                                                                 --------------
   INSURANCE 0.3%
   Hartford Financial Services Group, Inc.+                 27            2,084
   Chubb Corp.+                                             18            1,612
   ACE Ltd.+                                                26            1,224
   XL Capital Ltd.+                                         14              952
   Ambac Financial Group, Inc.+                             11              793
   MBIA, Inc.+                                              12              727
                                                                 --------------
TOTAL INSURANCE                                                           7,392
                                                                 --------------
   DIVERSIFIED FINANCIALS 0.2%
   Archipelago Holdings, Inc.*+                            138            5,499
   CIT Group, Inc.+                                         20              904
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                              6,403
                                                                 --------------
TOTAL FINANCIALS                                                         86,887
                                                                 --------------
HEALTH CARE 2.1%
   HEALTH CARE PROVIDERS & SERVICES 1.2%
   Pacificare Health Systems, Inc.*+                        74            5,904
   LabOne, Inc.*+                                          131            5,699
   Priority Healthcare Corp. --
      Class B*+                                            204            5,683
   Renal Care Group, Inc.*+                                120            5,678
   NDCHealth Corp.+                                        300            5,676
   Beverly Enterprises, Inc.*+                             450            5,513

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   HCA, Inc.+                                               15   $          719
   CIGNA Corp.+                                              5              589
   AmerisourceBergen Corp.+                                  3              232
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   35,693
                                                                 --------------
   BIOTECHNOLOGY 0.4%
   ID Biomedical Corp.*+                                   192            5,770
   Eyetech Pharmaceuticals, Inc.*+                         311            5,585
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                      11,355
                                                                 --------------
   PHARMACEUTICALS 0.3%
   Pfizer, Inc.+                                           234            5,843
   Merck & Co., Inc.+                                       69            1,877
   Watson Pharmaceuticals, Inc.*+                            3              110
                                                                 --------------
TOTAL PHARMACEUTICALS                                                     7,830
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
   Inamed Corp.*+                                           80            6,054
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    6,054
                                                                 --------------
TOTAL HEALTH CARE                                                        60,932
                                                                 --------------
CONSUMER DISCRETIONARY 1.8%
   HOTELS, RESTAURANTS & LEISURE 0.4%
   Argosy Gaming Co.*+                                     122            5,733
   Six Flags, Inc.*+                                       777            5,586
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                      11,319
                                                                 --------------
   MEDIA 0.4%
   Insight Communications Co., Inc.*+                      488            5,675
   Cablevision Sys Corp. -- Class A*+                      183            5,613
                                                                 --------------
TOTAL MEDIA                                                              11,288
                                                                 --------------
   SPECIALTY RETAIL 0.4%
   Brookstone, Inc.*+                                      287            5,723
   Electronics Boutique Holdings Corp.*+                    86            5,404
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                   11,127
                                                                 --------------
   MULTILINE RETAIL 0.3%
   ShopKo Stores, Inc.*+                                   224            5,716
   Federated Department Stores, Inc.+                       18            1,204
   Family Dollar Stores, Inc.+                              17              338
   Dillard's, Inc. -- Class A+                               9              188
                                                                 --------------
TOTAL MULTILINE RETAIL                                                    7,446
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Action Performance Cos., Inc.+                          447            5,587
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        5,587
                                                                 --------------
   AUTOMOBILES 0.1%
   Ford Motor Co.+                                         194            1,913
   General Motors Corp.+                                    62            1,898
                                                                 --------------
TOTAL AUTOMOBILES                                                         3,811
                                                                 --------------
   AUTO COMPONENTS 0.0%
   Johnson Controls, Inc.+                                  20            1,241
                                                                 --------------
TOTAL AUTO COMPONENTS                                                     1,241
                                                                 --------------


6 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   TEXTILES & APPAREL 0.0%
   VF Corp.+                                                12   $          696
   Jones Apparel Group, Inc.+                               12              342
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                  1,038
                                                                 --------------
   HOUSEHOLD DURABLES 0.0%
   Whirlpool Corp.+                                          8              606
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                                    606
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                             53,463
                                                                 --------------
INDUSTRIALS 1.4%
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   School Specialty, Inc.*+                                117            5,707
   Central Parking Corp.+                                  369            5,517
   Cendant Corp.+                                          113            2,332
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     13,556
                                                                 --------------
   AIR FREIGHT & COURIERS 0.3%
   EGL, Inc.*+                                             221            6,000
   FedEx Corp.+                                             33            2,875
   Ryder System, Inc.+                                       8              274
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                              9,149
                                                                 --------------
   BUILDING PRODUCTS 0.2%
   York International Corp.+                               101            5,663
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                   5,663
                                                                 --------------
   MARINE 0.2%
   CP Ships Ltd.+                                          263            5,610
                                                                 --------------
TOTAL MARINE                                                              5,610
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.2%
   Dycom Industries, Inc.*+                                270            5,459
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                          5,459
                                                                 --------------
   ROAD & RAIL 0.0%
   Norfolk Southern Corp.+                                  42            1,704
                                                                 --------------
TOTAL ROAD & RAIL                                                         1,704
                                                                 --------------
   MACHINERY 0.0%
   Parker Hannifin Corp.+                                   12              772
   Cummins, Inc.+                                            5              440
                                                                 --------------
TOTAL MACHINERY                                                           1,212
                                                                 --------------
TOTAL INDUSTRIALS                                                        42,353
                                                                 --------------
INFORMATION TECHNOLOGY 1.2%

   SOFTWARE 0.4%
   Macromedia, Inc.*+                                      141            5,734
   SS&C Technologies Co.+                                  156            5,716
                                                                 --------------
TOTAL SOFTWARE                                                           11,450
                                                                 --------------
   IT CONSULTING & SERVICES 0.2%
   Acxiom Corp.+                                           288            5,391
   Computer Sciences Corp.*+                                 9              426
   Affiliated Computer Services, Inc. --
      Class A*+                                              6              328
   Sabre Holdings Corp.+                                     6              122
   Convergys Corp.*+                                         8              115
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                            6,382
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.2%
   Helix Technology Corp.+                                 374   $        5,517
   Freescale Semiconductor, Inc. --
      Class B*+                                             21              495
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                              6,012
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   BEI Technologies, Inc.+                                 164            5,738
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  5,738
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 0.2%
   Intermix Media, Inc.*                                   477            5,705
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                        5,705
                                                                 --------------
   OFFICE ELECTRONICS 0.0%
   Xerox Corp.*+                                            48              655
                                                                 --------------
TOTAL OFFICE ELECTRONICS                                                    655
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                             35,942
                                                                 --------------
ENERGY 0.6%
   OIL & GAS 0.6%
   PetroKazakhstan, Inc. -- Class A+                       105            5,715
   Tipperary Corp.*+                                       771            5,682
   Amerada Hess Corp.+                                      27            3,713
   Kerr-McGee Corp.+                                        35            3,399
                                                                 --------------
TOTAL OIL & GAS                                                          18,509
                                                                 --------------
TOTAL ENERGY                                                             18,509
                                                                 --------------
TELECOMMUNICATION SERVICES 0.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
   PanAmSat Holding Corp.+                                 233            5,639
   Verizon Communications, Inc.+                           143            4,675
   SBC Communications, Inc.+                               170            4,075
   BellSouth Corp.+                                         95            2,498
   CenturyTel, Inc.+                                         8              280
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             17,167
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                         17,167
                                                                 --------------
CONSUMER STAPLES 0.5%
   FOOD & DRUG RETAILING 0.2%
   7-Eleven, Inc.*+                                        159            5,662
   Albertson's, Inc.+                                       38              975
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                               6,637
                                                                 --------------
   FOOD PRODUCTS 0.2%
   General Mills, Inc.+                                     50            2,410
   Archer-Daniels-Midland Co.+                              84            2,072
                                                                 --------------
TOTAL FOOD PRODUCTS                                                       4,482
                                                                 --------------
   TOBACCO 0.1%
   Reynolds American, Inc.+                                 21            1,743
                                                                 --------------
TOTAL TOBACCO                                                             1,743
                                                                 --------------
   BEVERAGES 0.0%
   Molson Coors Brewing Co. --
      Class B+                                              11              704
                                                                 --------------
TOTAL BEVERAGES                                                             704
                                                                 --------------
TOTAL CONSUMER STAPLES                                                   13,566
                                                                 --------------


See Notes to Financial Statements.

                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

UTILITIES 0.3%
   MULTI-UTILITIES 0.2%
   NorthWestern Corp.+                                     188   $        5,676
   PG&E Corp.+                                              23              903
   NiSource, Inc.+                                          18              436
                                                                 --------------
TOTAL MULTI-UTILITIES                                                     7,015
                                                                 --------------
   ELECTRIC UTILITIES 0.1%
   American Electric Power Co., Inc.+                       24              953
   Pinnacle West Capital Corp.+                              6              264
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                                  1,217
                                                                 --------------
TOTAL UTILITIES                                                           8,232
                                                                 --------------
MATERIALS 0.3%
   METALS & MINING 0.2%
   Metals USA, Inc.*+                                      278            5,688
   United States Steel Corp.+                                8              339
                                                                 --------------
TOTAL METALS & MINING                                                     6,027
                                                                 --------------
   PAPER & FOREST PRODUCTS 0.1%
   Weyerhaeuser Co.+                                        15            1,031
   Georgia-Pacific Corp.+                                   17              579
   Louisiana-Pacific Corp.+                                  8              222
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                             1,832
                                                                 --------------
TOTAL MATERIALS                                                           7,859
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $345,296)                                                      344,910
                                                                 --------------

                                                     CONTRACTS
                                                   -----------
OPTIONS PURCHASED  0.0%
Put Options on:
October 2005 S&P 500 Index
   Futures Contracts Expiring
   October 2005 with strike
   price of 1140                                             2              275
                                                                 --------------
TOTAL OPTIONS PURCHASED
   (Cost $758)                                                              275
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                                   -----------

REPURCHASE AGREEMENTS  86.4%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                               $ 1,433,356        1,433,356
  3.24% due 10/03/05                                 1,091,673        1,091,673
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,525,029)                                                  2,525,029
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS SOLD SHORT (5.3)%

MATERIALS (0.1)%
   METALS & MINING (0.1)%
   Allegheny Technologies, Inc.                             18   $         (557)
   Freeport-McMoRan Copper & Gold,
      Inc. -- Class B                                       35           (1,701)
                                                                 --------------
TOTAL METALS & MINING                                                    (2,258)
                                                                 --------------
TOTAL MATERIALS                                                          (2,258)
                                                                 --------------
UTILITIES (0.1)%
   MULTI-UTILITIES 0.0%
   TECO Energy, Inc.                                        18             (324)
                                                                 --------------
TOTAL MULTI-UTILITIES                                                      (324)
                                                                 --------------
   ELECTRIC UTILITIES (0.1)%
   TXU Corp.                                                20           (2,258)
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                                 (2,258)
                                                                 --------------
TOTAL UTILITIES                                                          (2,582)
                                                                 --------------
ENERGY (0.2)%
   ENERGY EQUIPMENT & SERVICES (0.2)%
   Halliburton Co.                                         102           (6,989)
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                        (6,989)
                                                                 --------------
TOTAL ENERGY                                                             (6,989)
                                                                 --------------
CONSUMER STAPLES (0.3)%
   FOOD PRODUCTS (0.1)%
   Hershey Co.                                              17             (957)
                                                                 --------------
TOTAL FOOD PRODUCTS                                                        (957)
                                                                 --------------
   FOOD & DRUG RETAILING (0.1)%
   Walgreen Co.                                             68           (2,955)
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                              (2,955)
                                                                 --------------
   PERSONAL PRODUCTS (0.1)%
   Gillette Co.                                             65           (3,783)
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                  (3,783)
                                                                 --------------
TOTAL CONSUMER STAPLES                                                   (7,695)
                                                                 --------------
INDUSTRIALS (0.3)%
   COMMERCIAL SERVICES & SUPPLIES 0.0%
   Monster Worldwide, Inc.*                                  8             (246)
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                       (246)
                                                                 --------------
   AEROSPACE & DEFENSE (0.1)%
   Boeing Co.                                               47           (3,194)
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                                (3,194)
                                                                 --------------
   AIR FREIGHT & COURIERS (0.2)%
   United Parcel Service, Inc. --
      Class B                                               66           (4,562)
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                             (4,562)
                                                                 --------------
TOTAL INDUSTRIALS                                                        (8,002)
                                                                 --------------
CONSUMER DISCRETIONARY (0.4)%
   MEDIA 0.0%
   Dow Jones & Co., Inc.                                     6             (229)
                                                                 --------------
TOTAL MEDIA                                                                (229)
                                                                 --------------


8 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   MULTILINE RETAIL 0.0%
   Nordstrom, Inc.                                          20   $         (686)
                                                                 --------------
TOTAL MULTILINE RETAIL                                                     (686)
                                                                 --------------
   TEXTILES & APPAREL 0.0%
   Coach, Inc.*                                             29             (909)
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                   (909)
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.0%
   Apollo Group, Inc. -- Class A*                           14             (930)
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                       (930)
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE 0.0%
   Hilton Hotels Corp.                                      30             (670)
   International Game Technology, Inc.                      26             (702)
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                      (1,372)
                                                                 --------------
   INTERNET & CATALOG RETAIL (0.2)%
   eBay, Inc.*                                             108           (4,450)
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                          (4,450)
                                                                 --------------
   SPECIALTY RETAIL (0.2)%
   GAMESTOP Corp.*                                         153           (4,815)
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                   (4,815)
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                            (13,391)
                                                                 --------------
INFORMATION TECHNOLOGY (0.8)%
   COMMUNICATIONS EQUIPMENT (0.1)%
   ADC Telecommunications, Inc.*                            11             (252)
   Comverse Technology, Inc.*                               20             (525)
   Corning, Inc.*                                          140           (2,706)
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                           (3,483)
                                                                 --------------
   COMPUTERS & PERIPHERALS (0.1)%
   Apple Computer, Inc.*                                    74           (3,967)
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                            (3,967)
                                                                 --------------
   INTERNET SOFTWARE & SERVICES (0.2)%
   Yahoo!, Inc.*                                           137           (4,636)
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                       (4,636)
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (0.2)%
   Nvidia Corp.*                                            15             (514)
   Brooks Automation, Inc.*                                402           (5,359)
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                             (5,873)
                                                                 --------------
   SOFTWARE (0.2)%
   Autodesk, Inc.                                           23           (1,068)
   Adobe Systems, Inc.                                     188           (5,612)
                                                                 --------------
TOTAL SOFTWARE                                                           (6,680)
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                            (24,639)
                                                                 --------------
HEALTH CARE (1.3)%
   HEALTH CARE EQUIPMENT & SUPPLIES (0.1)%
   Stryker Corp.                                            48           (2,373)
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   (2,373)
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   BIOTECHNOLOGY (0.3)%
   Medimmune, Inc.*                                         26   $         (875)
   Gilead Sciences, Inc.*                                   47           (2,292)
   OSI Pharmaceuticals, Inc.*                              177           (5,175)
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                      (8,342)
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES (0.4)%
   Tenet Healthcare Corp.*                                  53             (595)
   UnitedHealth Group, Inc.                                102           (5,733)
   Per-Se Technologies, Inc.*                              303           (6,260)
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  (12,588)
                                                                 --------------
   PHARMACEUTICALS (0.5)%
   Schering-Plough Corp.                                   164           (3,452)
   Medicis Pharmaceutical Corp. --
      Class A                                              168           (5,470)
   GlaxoSmithKline  PLC -- SP ADR                          111           (5,692)
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   (14,614)
                                                                 --------------
TOTAL HEALTH CARE                                                       (37,917)
                                                                 --------------
FINANCIALS (1.8)%
   DIVERSIFIED FINANCIALS (0.1)%
   Moody's Corp.                                            42           (2,145)
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                             (2,145)
                                                                 --------------
   CONSUMER FINANCE (0.2)%
   Capital One Financial Corp.                              68           (5,407)
                                                                 --------------
TOTAL CONSUMER FINANCE                                                   (5,407)
                                                                 --------------
   REAL ESTATE (0.3)%
   Simon Property Group, Inc.                               32           (2,372)
   Public Storage, Inc.                                     81           (5,427)
                                                                 --------------
TOTAL REAL ESTATE                                                        (7,799)
                                                                 --------------
   CAPITAL MARKETS (0.3)%
   T. Rowe Price Group, Inc.                                18           (1,175)
   Northern Trust Corp.                                     32           (1,618)
   Charles Schwab Corp.                                    176           (2,540)
   Franklin Resources, Inc.                                 36           (3,022)
                                                                 --------------
TOTAL CAPITAL MARKETS                                                    (8,355)
                                                                 --------------
   BANKS (0.9)%
   Synovus Financial Corp.                                  45           (1,247)
   Huntington Bancshares, Inc.                             234           (5,258)
   Associated Banc-Corp.                                   173           (5,273)
   Wachovia Corp.                                          111           (5,283)
   Zions Bancorporation                                     77           (5,483)
   Banknorth Group, Inc.*                                  182           (5,486)
                                                                 --------------
TOTAL BANKS                                                             (28,030)
                                                                 --------------
TOTAL FINANCIALS                                                        (51,736)
                                                                 --------------
TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $153,523)                                                 (155,209)
                                                                 --------------
TOTAL INVESTMENTS 92.9%
   (Cost $2,717,560)                                             $    2,715,005
                                                                 ==============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 7.1%                                         $      206,305
                                                                 ==============
NET ASSETS - 100.0%                                              $    2,921,310

===============================================================================


See Notes to Financial Statements.

                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                     GAIN (LOSS)
                                                     CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
December 2005 U.S. 10-Year
   Treasury Note Index Futures Contracts
   (Aggregate Market Value of
   Contracts $439,750)                                       4   $          533
October 2005 Goldman Sachs
   Commodity Index Futures Contracts
   (Aggregate Market Value of
   Contracts $117,500)                                       1             (269)
December 2005 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $401,940)                                       6             (258)
December 2005 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $360,100)                                       5             (909)
                                                                 --------------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $1,319,290)                                         $         (903)
                                                                 ==============

FUTURES CONTRACTS SOLD SHORT
December 2005 U.S. Dollar Index
   Futures Contracts
   (Aggregate Market Value of
   Contracts $536,100)                                       6           (1,256)
December 2005 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $308,500)                                       5             (131)
                                                                 --------------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $844,600)                                           $       (1,387)
                                                                 ==============


*     NON-INCOME PRODUCING SECURITY.

+ ALL OR A PORTION OF THIS SECURITY WAS HELD AS SHORT SECURITY COLLATERAL AT SEPTEMBER 30, 2005.

      ADR--AMERICAN DEPOSITORY RECEIPT.

      REIT--REAL ESTATE INVESTMENT TRUST.


10 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 44.2%

INDUSTRIALS 6.8%
   CONSTRUCTION & ENGINEERING 2.4%
   Fluor Corp.+                                             83   $        5,344
   Jacobs Engineering Group, Inc.*+                         66            4,448
   Chicago Bridge & Iron NV Co.+                           126            3,917
   McDermott International, Inc.*+                         100            3,661
   Shaw Group, Inc.*+                                      128            3,156
   URS Corp.*+                                              75            3,029
   Granite Construction, Inc.+                              74            2,830
   Washington Group International, Inc.*+                   51            2,748
   Quanta Services, Inc.*+                                 206            2,629
   Foster Wheeler Ltd.*+                                    85            2,626
   EMCOR Group, Inc.*+                                      35            2,076
   Dycom Industries, Inc.*+                                 95            1,921
   Insituform Technologies, Inc. --
      Class A*+                                             83            1,435
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                         39,820
                                                                 --------------
   ROAD & RAIL 2.3%
   Norfolk Southern Corp.+                                 513           20,807
   Burlington Northern Santa Fe Corp.+                     304           18,179
                                                                 --------------
TOTAL ROAD & RAIL                                                        38,986
                                                                 --------------
   AIR FREIGHT & COURIERS 0.8%
   FedEx Corp.+                                            145           12,634
   Ryder System, Inc.+                                      15              513
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                             13,147
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.7%
   Cendant Corp.+                                          494           10,196
   Monster Worldwide, Inc.*+                                73            2,242
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     12,438
                                                                 --------------
   MACHINERY 0.3%
   Parker Hannifin Corp.+                                   55            3,537
   Cummins, Inc.+                                           20            1,760
                                                                 --------------
TOTAL MACHINERY                                                           5,297
                                                                 --------------
   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion Corp.+                        164            4,248
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                                4,248
                                                                 --------------
TOTAL INDUSTRIALS                                                       113,936
                                                                 --------------
ENERGY 6.2%
   OIL & GAS 3.8%
   Amerada Hess Corp.+                                     121           16,638
   Kerr-McGee Corp.+                                       149           14,469
   Exxon Mobil Corp.+                                       73            4,639
   BP PLC -- SP ADR+                                        53            3,755
   Royal Dutch Shell  PLC -- SP ADR+                        55            3,610
   Total SA -- SP ADR+                                      23            3,124
   PetroChina Co. Ltd. -- SP ADR+                           36            3,001
   Royal Dutch Petroleum Co.+                               43            2,701
   ENI-Ente Nazionale Idrocarburi --
      SP ADR+                                               16            2,370
   Petroleo Brasiliero SA -- Petrobras+                     29            2,073

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   EnCana Corp.+                                            30   $        1,749
   Statoil ASA -- SP ADR+                                   70            1,728
   China Petroleum & Chemical Corp. --
      SP ADR+                                               35            1,584
   Imperial Oil Ltd.+                                       13            1,496
   Repsol YPF SA -- SP ADR+                                 45            1,454
                                                                 --------------
TOTAL OIL & GAS                                                          64,391
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 2.4%
   Halliburton Co.+                                         83            5,687
   Schlumberger Ltd.+                                       59            4,978
   Baker Hughes, Inc.+                                      53            3,163
   Transocean, Inc.*+                                       51            3,127
   Tenaris SA -- SP ADR+                                    21            2,895
   GlobalSantaFe Corp.+                                     53            2,418
   Nabors Industries Ltd.*+                                 33            2,370
   National-Oilwell Varco, Inc.*+                           36            2,369
   Weatherford International Ltd.*+                         30            2,060
   Noble Corp.+                                             30            2,054
   Diamond Offshore Drilling, Inc.+                         33            2,021
   ENSCO International, Inc.+                               43            2,003
   Patterson-UTI Energy, Inc.+                              53            1,912
   Smith International, Inc.+                               55            1,832
   BJ Services Co.+                                         25              900
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                        39,789
                                                                 --------------
TOTAL ENERGY                                                            104,180
                                                                 --------------
FINANCIALS 5.7%
   INSURANCE 3.5%
   Prudential Financial, Inc.+                             296           19,998
   Loews Corp.+                                            106            9,795
   Hartford Financial Services Group, Inc.+                119            9,183
   Chubb Corp.+                                             79            7,074
   ACE Ltd.+                                               113            5,319
   XL Capital Ltd.+                                         58            3,946
   MBIA, Inc.+                                              56            3,395
                                                                 --------------
TOTAL INSURANCE                                                          58,710
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 1.0%
   Freddie Mac+                                            291           16,430
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                         16,430
                                                                 --------------
   BANKS 0.5%
   National City Corp.+                                    274            9,163
                                                                 --------------
TOTAL BANKS                                                               9,163
                                                                 --------------
   REAL ESTATE 0.3%
   Archstone-Smith Trust+                                  120            4,784
                                                                 --------------
TOTAL REAL ESTATE                                                         4,784
                                                                 --------------
   DIVERSIFIED FINANCIALS 0.2%
   CIT Group, Inc.+                                         86            3,885
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                              3,885
                                                                 --------------
   CAPITAL MARKETS 0.2%
   E*Trade Financial Corp.*+                               213            3,749
                                                                 --------------
TOTAL CAPITAL MARKETS                                                     3,749
                                                                 --------------
TOTAL FINANCIALS                                                         96,721
                                                                 --------------


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

HEALTH CARE 5.5%
   HEALTH CARE PROVIDERS & SERVICES 2.8%
   Caremark Rx, Inc.*+                                     295   $       14,729
   CIGNA Corp.+                                            109           12,847
   Medco Health Solutions, Inc.*+                          176            9,650
   Humana, Inc.*+                                          111            5,315
   HCA, Inc.+                                               64            3,067
   AmerisourceBergen Corp.+                                 14            1,082
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   46,690
                                                                 --------------
   PHARMACEUTICALS 1.5%
   Pfizer, Inc.+                                         1,029           25,694
   Watson Pharmaceuticals, Inc.*+                           15              549
                                                                 --------------
TOTAL PHARMACEUTICALS                                                    26,243
                                                                 --------------
   BIOTECHNOLOGY 0.9%
   Genentech, Inc.*+                                        39            3,284
   Amgen, Inc.*+                                            41            3,267
   Genzyme Corp.*+                                          20            1,433
   Celgene Corp.*+                                          19            1,032
   Chiron Corp.*+                                           21              916
   Invitrogen Corp.*+                                       10              752
   Amylin Pharmaceuticals, Inc.*+                           21              731
   Applera Corp. - Applied Biosystems
      Group+                                                31              720
   Charles River Laboratories
      International, Inc.*+                                 15              654
   Affymetrix, Inc.*+                                       14              647
   Millennium Pharmaceuticals, Inc.*+                       64              597
   Protein Design Labs, Inc.*+                              21              588
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                      14,621
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
   Hospira, Inc.*+                                         109            4,466
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    4,466
                                                                 --------------
TOTAL HEALTH CARE                                                        92,020
                                                                 --------------
MATERIALS 4.4%
   CONSTRUCTION MATERIALS 2.8%
   Vulcan Materials Co.+                                   186           13,803
   Cemex SA de CV -- SP ADR+                               179            9,362
   Lafarge North America, Inc.+                             79            5,341
   Florida Rock Industries, Inc.+                           75            4,807
   Martin Marietta Materials, Inc.+                         58            4,551
   Eagle Materials, Inc.+                                   26            3,156
   Headwaters, Inc.*+                                       78            2,917
   Texas Industries, Inc.+                                  44            2,393
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                             46,330
                                                                 --------------
   METALS & MINING 1.1%
   BHP Billiton Ltd. -- SP ADR+                             81            2,769
   Rio Tinto  PLC -- SP ADR+                                13            2,136
   Companhia Vale do Rio Doce --
      SP ADR+                                               43            1,886
   Anglo American  PLC -- ADR+                              59            1,782
   United States Steel Corp.+                               31            1,313

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   Alcoa, Inc.+                                             49   $        1,197
   Newmont Mining Corp.+                                    25            1,179
   POSCO -- SP ADR+                                         20            1,131
   Mittal Steel NV Co. -- Class A+                          38            1,094
   Phelps Dodge Corp.+                                       8            1,039
   Barrick Gold Corp.+                                      35            1,017
   Alcan, Inc.+                                             29              920
   Inco Ltd.+                                               18              852
   AngloGold Ashanti Ltd. -- SP ADR+                        20              849
   Allegheny Technologies, Inc.+                             5              155
                                                                 --------------
TOTAL METALS & MINING                                                    19,319
                                                                 --------------
   PAPER & FOREST PRODUCTS 0.5%
   Weyerhaeuser Co.+                                        68            4,675
   Georgia-Pacific Corp.+                                   70            2,384
   Louisiana-Pacific Corp.+                                 30              831
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                             7,890
                                                                 --------------
TOTAL MATERIALS                                                          73,539
                                                                 --------------
INFORMATION TECHNOLOGY 4.3%

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.7%
   Texas Instruments, Inc.+                                845           28,645
   Broadcom Corp. -- Class A*+                             166            7,787
   National Semiconductor Corp.+                           183            4,813
   Freescale Semiconductor, Inc. --
      Class B*+                                             93            2,193
   LSI Logic Corp.*+                                       206            2,029
   Nvidia Corp.*+                                           14              480
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                             45,947
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 0.9%
   Google, Inc. -- Class A*+                                18            5,696
   VeriSign, Inc.*+                                         64            1,368
   Akamai Technologies, Inc.*+                              59              941
   Netease.com, Inc. -- SP ADR*+                            10              900
   CNET Networks, Inc.*+                                    59              801
   Sina Corp.*+                                             29              798
   EarthLink, Inc.*+                                        66              706
   ValueClick, Inc.*+                                       41              701
   Websense, Inc.*+                                         13              666
   WebEx Communications, Inc.*+                             26              637
   Digital River, Inc.*+                                    18              627
   aQuantive, Inc.*+                                        30              604
   Digitas, Inc.*+                                          53              602
   Openwave Systems, Inc.*+                                 33              593
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                       15,640
                                                                 --------------
   IT CONSULTING & SERVICES 0.3%
   Computer Sciences Corp.*+                                41            1,940
   Affiliated Computer Services, Inc. --
      Class A*+                                             28            1,529
   Sabre Holdings Corp.+                                    29              588
   Convergys Corp.*+                                        31              445
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                            4,502
                                                                 --------------


12 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*+                                           209   $        2,853
                                                                 --------------
TOTAL OFFICE ELECTRONICS                                                  2,853
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 0.1%
   Corning, Inc.*+                                         125            2,416
   ADC Telecommunications, Inc.*+                           10              229
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                            2,645
                                                                 --------------
   SOFTWARE 0.1%
   Compuware Corp.*+                                       193            1,833
                                                                 --------------
TOTAL SOFTWARE                                                            1,833
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                             73,420
                                                                 --------------
CONSUMER STAPLES 3.8%
   TOBACCO 2.3%
   Altria Group, Inc.+                                     424           31,253
   Reynolds American, Inc.+                                 90            7,472
                                                                 --------------
TOTAL TOBACCO                                                            38,725
                                                                 --------------
   FOOD PRODUCTS 1.3%
   Archer-Daniels-Midland Co.+                             506           12,478
   General Mills, Inc.+                                    216           10,411
                                                                 --------------
TOTAL FOOD PRODUCTS                                                      22,889
                                                                 --------------
   FOOD & DRUG RETAILING 0.1%
   Albertson's, Inc.+                                       53            1,359
   Supervalu, Inc.+                                         31              965
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                               2,324
                                                                 --------------
   BEVERAGES 0.1%
   Molson Coors Brewing Co. --
      Class B+                                              15              960
                                                                 --------------
TOTAL BEVERAGES                                                             960
                                                                 --------------
TOTAL CONSUMER STAPLES                                                   64,898
                                                                 --------------
CONSUMER DISCRETIONARY+ 3.8%
   MULTILINE RETAIL 1.5%
   Federated Department Stores, Inc.+                      169           11,301
   Sears Holdings Corp.*+                                   88           10,949
   Family Dollar Stores, Inc.+                              71            1,411
   Dillard's, Inc. -- Class A+                              38              793
                                                                 --------------
TOTAL MULTILINE RETAIL                                                   24,454
                                                                 --------------
   AUTOMOBILES 0.7%
   General Motors Corp.+                                   274            8,387
   Ford Motor Co.+                                         395            3,895
                                                                 --------------
TOTAL AUTOMOBILES                                                        12,282
                                                                 --------------
   HOUSEHOLD DURABLES 0.7%
   Pulte Homes, Inc.+                                      124            5,322
   Centex Corp.+                                            65            4,198
   Whirlpool Corp.+                                         30            2,273
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                                 11,793
                                                                 --------------
   AUTO COMPONENTS 0.3%
   Johnson Controls, Inc.+                                  86            5,336
                                                                 --------------
TOTAL AUTO COMPONENTS                                                     5,336
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

   SPECIALTY RETAIL 0.3%
   Office Depot, Inc.*+                                    155   $        4,604
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                    4,604
                                                                 --------------
   TEXTILES & APPAREL 0.2%
   VF Corp.+                                                50            2,898
   Jones Apparel Group, Inc.+                               25              713
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                  3,611
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE 0.1%
   Darden Restaurants, Inc.+                                78            2,369
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                       2,369
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY+                                            64,449
                                                                 --------------
UTILITIES 1.9%
   MULTI-UTILITIES 1.2%
   Duke Energy Corp.+                                      151            4,405
   PG&E Corp.+                                             101            3,964
   AES Corp.*+                                             180            2,958
   Constellation Energy Group, Inc.+                        45            2,772
   NiSource, Inc.+                                          76            1,843
   NRG Energy, Inc.*+                                       39            1,661
   Dynegy, Inc. -- Class A*+                               238            1,121
   Calpine Corp.*+                                         353              914
                                                                 --------------
TOTAL MULTI-UTILITIES                                                    19,638
                                                                 --------------
   ELECTRIC UTILITIES 0.7%
   TXU Corp.+                                               39            4,402
   American Electric Power Co., Inc.+                      104            4,129
   Allegheny Energy, Inc.*+                                 66            2,028
   Pinnacle West Capital Corp.+                             28            1,234
   Black Hills Corp.+                                       24            1,041
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                                 12,834
                                                                 --------------
TOTAL UTILITIES                                                          32,472
                                                                 --------------
TELECOMMUNICATION SERVICES 1.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
   SBC Communications, Inc.+                               744           17,834
   BellSouth Corp.+                                        414           10,888
   CenturyTel, Inc.+                                        30            1,049
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             29,771
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                         29,771
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $732,181)                                                      745,406
                                                                 --------------

                                                     CONTRACTS
                                                   -----------

OPTIONS PURCHASED 0.0%
Put Options on:
October 2005 S&P 500 Index
   Futures Contracts
   Expiring October 2005 with
   strike price of 1140                                      3              413
                                                                 --------------
TOTAL OPTIONS PURCHASED
   (Cost $1,212)                                                            413
                                                                 --------------


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 53.4%
Repurchase Agreement (Note 5)
  3.25% due 10/03/05                               $   511,238   $      511,238
  3.24% due 10/03/05                                   389,370          389,370
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $900,608)                                                      900,608
                                                                 --------------

                                                        SHARES
                                                   -----------

COMMON STOCKS SOLD SHORT (30.5)%

UTILITIES (0.8)%
   ELECTRIC UTILITIES (0.4)%
   Progress Energy, Inc.                                    53           (2,371)
   FPL Group, Inc.                                          79           (3,760)
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                                 (6,131)
                                                                 --------------
   MULTI-UTILITIES (0.4)%
   TECO Energy, Inc.                                        81           (1,460)
   Dominion Resources, Inc./VA                              68           (5,857)
                                                                 --------------
TOTAL MULTI-UTILITIES                                                    (7,317)
                                                                 --------------
TOTAL UTILITIES                                                         (13,448)
                                                                 --------------
MATERIALS (0.9)%
   CONTAINERS & PACKAGING (0.1)%
   Pactiv Corp.*                                            50             (876)
   Temple-Inland, Inc.                                      34           (1,389)
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                             (2,265)
                                                                 --------------
   PAPER & FOREST PRODUCTS (0.3)%
   International Paper Co.                                 148           (4,410)
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                            (4,410)
                                                                 --------------
   METALS & MINING (0.5)%
   Nucor Corp.                                              33           (1,947)
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                                154           (7,483)
                                                                 --------------
TOTAL METALS & MINING                                                    (9,430)
                                                                 --------------
TOTAL MATERIALS                                                         (16,105)
                                                                 --------------
TELECOMMUNICATION SERVICES (1.2)%
   DIVERSIFIED TELECOMMUNICATION SERVICES (1.2)%
   Verizon Communications, Inc.                            603          (19,712)
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            (19,712)
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                        (19,712)
                                                                 --------------
ENERGY (1.5)%
   OIL & GAS (1.5)%
   ConocoPhillips                                          149          (10,416)
   Chevron Corp.                                           234          (15,147)
                                                                 --------------
TOTAL OIL & GAS                                                         (25,563)
                                                                 --------------
TOTAL ENERGY                                                            (25,563)
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

CONSUMER STAPLES (3.7)%
   FOOD PRODUCTS (0.3)%
   Hershey Co.                                              73   $       (4,111)
                                                                 --------------
TOTAL FOOD PRODUCTS                                                      (4,111)
                                                                 --------------
   BEVERAGES (0.8)%
   Anheuser-Busch Cos., Inc.                               308          (13,256)
                                                                 --------------
TOTAL BEVERAGES                                                         (13,256)
                                                                 --------------
   PERSONAL PRODUCTS (1.3)%
   Avon Products, Inc.                                     194           (5,238)
   Gillette Co.                                            288          (16,762)
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                 (22,000)
                                                                 --------------
   FOOD & DRUG RETAILING (1.3)%
   CVS Corp.                                               323           (9,370)
   Walgreen Co.                                            300          (13,035)
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             (22,405)
                                                                 --------------
TOTAL CONSUMER STAPLES                                                  (61,772)
                                                                 --------------
INFORMATION TECHNOLOGY (3.8)%
   IT CONSULTING & SERVICES (0.1)%
   Unisys Corp.*                                           145             (963)
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                             (963)
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1)%
   Sanmina-SCI Corp.*                                      264           (1,133)
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 (1,133)
                                                                 --------------
   COMMUNICATIONS EQUIPMENT (0.1)%
   Comverse Technology, Inc.*                               84           (2,207)
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                           (2,207)
                                                                 --------------
   INTERNET SOFTWARE & SERVICES (1.0)%
   Yahoo!, Inc.*                                           491          (16,615)
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                      (16,615)
                                                                 --------------
   COMPUTERS & PERIPHERALS (1.2)%
   Lexmark International, Inc.*                             51           (3,113)
   Apple Computer, Inc.*                                   329          (17,638)
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           (20,751)
                                                                 --------------
   SOFTWARE (1.3)%
   Adobe Systems, Inc.                                     200           (5,970)
   Symantec Corp.*                                         303           (6,866)
   Autodesk, Inc.                                          204           (9,474)
                                                                 --------------
TOTAL SOFTWARE                                                          (22,310)
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                            (63,979)
                                                                 --------------


14 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

INDUSTRIALS (4.2)%
   COMMERCIAL SERVICES & SUPPLIES 0.0%
   Allied Waste Industries, Inc.*                           79   $         (668)
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                       (668)
                                                                 --------------
   MACHINERY (0.6)%
   Caterpillar, Inc.                                       161           (9,459)
                                                                 --------------
TOTAL MACHINERY                                                          (9,459)
                                                                 --------------
   INDUSTRIAL CONGLOMERATES (0.8)%
   3M Co.                                                  184          (13,498)
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          (13,498)
                                                                 --------------
   AIR FREIGHT & COURIERS (1.2)%
   United Parcel Service, Inc. -- Class B                  295          (20,393)
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                            (20,393)
                                                                 --------------
   AEROSPACE & DEFENSE (1.6)%
   United Technologies Corp.                               246          (12,753)
   Boeing Co.                                              209          (14,201)
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                               (26,954)
                                                                 --------------
TOTAL INDUSTRIALS                                                       (70,972)
                                                                 --------------
CONSUMER DISCRETIONARY (4.3)%
   HOUSEHOLD DURABLES 0.0%
   Maytag Corp.                                             20             (365)
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                                   (365)
                                                                 --------------
   AUTO COMPONENTS (0.1)%
   Dana Corp.                                               51             (480)
   Delphi Corp.                                            198             (546)
                                                                 --------------
TOTAL AUTO COMPONENTS                                                    (1,026)
                                                                 --------------
   MULTILINE RETAIL (0.2)%
   Nordstrom, Inc.                                          85           (2,917)
                                                                 --------------
TOTAL MULTILINE RETAIL                                                   (2,917)
                                                                 --------------
   TEXTILES & APPAREL (0.2)%
   Coach, Inc.*                                            129           (4,045)
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                 (4,045)
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES (0.2)%
   Apollo Group, Inc. -- Class A*                           64           (4,249)
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     (4,249)
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE (0.4)%
   Hilton Hotels Corp.                                     133           (2,969)
   International Game Technology, Inc.                     115           (3,105)
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                      (6,074)
                                                                 --------------
   MEDIA (1.1)%
   New York Times Co. -- Class A                            35           (1,041)
   Dow Jones & Co., Inc.                                    28           (1,070)
   McGraw-Hill Cos., Inc.                                   93           (4,468)
   News Corp. -- Class A                                   809          (12,612)
                                                                 --------------
TOTAL MEDIA                                                             (19,191)
                                                                 --------------
   INTERNET & CATALOG RETAIL (2.1)%
   eBay, Inc.*                                             850          (35,020)
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                         (35,020)
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                            (72,887)
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES          (NOTE 1)
-------------------------------------------------------------------------------

HEALTH CARE (4.4)%
   HEALTH CARE PROVIDERS & SERVICES (0.5)%
   Tenet Healthcare Corp.*                                 239   $       (2,684)
   Express Scripts, Inc.*                                   44           (2,737)
   Quest Diagnostics, Inc.                                  64           (3,234)
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   (8,655)
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES (1.1)%
   Biomet, Inc.                                             79           (2,742)
   St. Jude Medical, Inc.*                                 113           (5,289)
   Stryker Corp.                                           214          (10,578)
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  (18,609)
                                                                 --------------
   BIOTECHNOLOGY (1.3)%
   Medimmune, Inc.*                                         86           (2,894)
   Biogen Idec, Inc.*                                       76           (3,000)
   Gilead Sciences, Inc.*                                  305          (14,872)
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                     (20,766)
                                                                 --------------
   PHARMACEUTICALS (1.5)%
   Merck & Co., Inc.                                       373          (10,149)
   Schering-Plough Corp.                                   734          (15,451)
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   (25,600)
                                                                 --------------
TOTAL HEALTH CARE                                                       (73,630)
                                                                 --------------
FINANCIALS (5.7)%
   CAPITAL MARKETS (0.6)%
   T. Rowe Price Group, Inc.                                 5             (326)
   Charles Schwab Corp.                                     51             (736)
   Franklin Resources, Inc.                                 10             (840)
   Northern Trust Corp.                                    143           (7,229)
                                                                 --------------
TOTAL CAPITAL MARKETS                                                    (9,131)
                                                                 --------------
   REAL ESTATE (0.6)%
   Simon Property Group, Inc.                              144          (10,673)
                                                                 --------------
TOTAL REAL ESTATE                                                       (10,673)
                                                                 --------------
   INSURANCE (0.7)%
   Ambac Financial Group, Inc.                               6             (432)
   Aon Corp.                                               143           (4,587)
   Marsh & McLennan Cos., Inc.                             245           (7,446)
                                                                 --------------
TOTAL INSURANCE                                                         (12,465)
                                                                 --------------
   BANKS (0.8)%
   First Horizon National Corp.                             60           (2,181)
   Synovus Financial Corp.                                 204           (5,655)
   North Fork Bancorporation, Inc.                         239           (6,095)
                                                                 --------------
TOTAL BANKS                                                             (13,931)
                                                                 --------------
   DIVERSIFIED FINANCIALS (1.0)%
   Moody's Corp.                                           326          (16,652)
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                            (16,652)
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE (2.0)%
   MGIC Investment Corp.                                    43           (2,761)
   Golden West Financial Corp.                             145           (8,612)
   Fannie Mae                                              486          (21,782)
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        (33,155)
                                                                 --------------


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2005
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND

                                                                         MARKET
                                                                          VALUE
                                                                        (NOTE 1)
-------------------------------------------------------------------------------

TOTAL FINANCIALS                                                 $      (96,007)
                                                                 --------------
TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $506,069)                                                 (514,075)
                                                                 --------------

                                                     CONTRACTS
                                                   -----------

OPTIONS WRITTEN (0.2)%
Call Options Written on (Note 7):
October 2005 S&P 500 Index
   Futures Contracts
   Expiring October 2005 with
   strike price of 1235                                      1           (2,950)
                                                                 --------------
TOTAL OPTIONS WRITTEN
   (Premiums Received $4,245)                                            (2,950)
                                                                 --------------
TOTAL INVESTMENTS 66.9%
   (Cost $1,123,687)                                             $    1,129,402
                                                                 ==============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 33.1%                                        $      557,962
                                                                 ==============
NET ASSETS - 100.0%                                              $    1,687,364

================================================================================

                                                                     UNREALIZED
                                                                           GAIN
                                                     CONTRACTS          (NOTE 1)
-------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
December 2005 S&P 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $216,060)                                       3   $        1,131
December 2005 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $267,960)                                       4              843
December 2005 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $246,800)                                       4              495
                                                                 --------------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $730,820)                                           $        2,469
                                                                 ==============


*     NON-INCOME PRODUCING SECURITY.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS SHORT SECURITY COLLATERAL AT SEPTEMBER 30, 2005.

      ADR--AMERICAN DEPOSITORY RECEIPT.


16 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              September 30, 2005
--------------------------------------------------------------------------------

                                                                       ABSOLUTE RETURN             HEDGED
                                                                            STRATEGIES             EQUITY
                                                                                  FUND               FUND
---------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, and 5)                                  $  2,870,214       $  1,646,427
Segregated Cash with Broker                                                     30,368             26,889
Cash in Custodian Bank                                                              --                 10
Receivable for Futures Contracts Settlement (Note 1)                               380              2,920
Receivable for Securities Sold (Note 1)                                        153,523            506,069
Receivable for Shares Purchased                                                 28,105             22,046
Investment Income Receivable (Note 1)                                              918                812
---------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                              3,083,508          2,205,173
=========================================================================================================

LIABILITIES
Short Sales at Market Value**                                                  155,209            514,075
Written Options at Market Value*** (Note 7)                                         --              2,950
Investment Advisory Fees Payable (Note 3)                                        1,040                623
Distribution and Service Fees Payable (Note 3)                                     193                116
Cash Payable to Custodian Bank                                                   5,739                 --
Short Sales Dividends Payable                                                       17                 45
---------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                           162,198            517,809
=========================================================================================================
NET ASSETS                                                                $  2,921,310       $  1,687,364
=========================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                           $  2,924,475       $  1,678,497
Undistributed Net Investment Income                                              1,590                683
Accumulated Net Realized Gain on Investments, Options,
   and Futures Contracts                                                            90                 --
Net Unrealized Appreciation (Depreciation) on Investments, Options,
   and Futures Contracts                                                        (4,845)             8,184
=========================================================================================================
NET ASSETS                                                                $  2,921,310       $  1,687,364
=========================================================================================================
   A-Class                                                                $    188,350       $     36,748
   C-Class                                                                      73,789             44,627
   H-Class                                                                   2,659,171          1,605,989

SHARES OUTSTANDING
   A-Class                                                                       7,554              1,463
   C-Class                                                                       2,960              1,778
   H-Class                                                                     106,647             63,952

NET ASSET VALUE
   A-Class                                                                $      24.93       $      25.11
   A-Class Maximum Offering Price+                                               26.17              26.36
   C-Class                                                                       24.93              25.11
   H-Class                                                                       24.93              25.11

  *   THE COST OF SECURITIES AT VALUE IS $2,871,083 AND $1,634,001,
      RESPECTIVELY.

 ** THE PROCEEDS OF SHORT SALES AT MARKET VALUE IS $153,523 AND $506,069, RESPECTIVELY.

*** THE PREMIUMS RECEIVED FOR WRITTEN OPTIONS AT MARKET VALUE ARE $0 AND $4,245, RESPECTIVELY.

  +   NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 17

STATEMENTS OF OPERATIONS (UNAUDITED)             Period Ended September 30, 2005
--------------------------------------------------------------------------------

                                                                       ABSOLUTE RETURN             HEDGED
                                                                            STRATEGIES             EQUITY
                                                                                  FUND*              FUND*
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                         $      2,750       $      1,373
Dividends (Note 1)                                                                 133                123
---------------------------------------------------------------------------------------------------------
   Total Income                                                                  2,883              1,496
---------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                                1,040                623
Distribution & Service Fees (Note 3):
   A-Class                                                                           8                  2
   C-Class                                                                          14                 13
   H-Class                                                                         214                130
Short Sales Dividend Expense (Note 1)                                               17                 45
---------------------------------------------------------------------------------------------------------
   Total Expenses                                                                1,293                813
---------------------------------------------------------------------------------------------------------
Net Investment Income                                                            1,590                683
=========================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain on:
Investment Securities                                                               28                 --
Futures Contracts                                                                   62                 --
---------------------------------------------------------------------------------------------------------
   Total Net Realized Gain                                                          90                 --
---------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                             (869)            12,426
Futures Contracts                                                               (2,290)             2,469
Securities Sold Short                                                           (1,686)            (6,711)
---------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                            (4,845)             8,184
---------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                                  (4,755)             8,184
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $     (3,165)      $      8,867
=========================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.


18 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       ABSOLUTE RETURN             HEDGED
                                                                            STRATEGIES             EQUITY
                                                                                  FUND               FUND
---------------------------------------------------------------------------------------------------------
                                                                                PERIOD             PERIOD
                                                                                 ENDED              ENDED
                                                                         SEPTEMBER 30,      SEPTEMBER 30,
                                                                                  2005*+             2005*+
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                                     $      1,590       $        683
Net Realized Gain on Investments                                                    90                 --
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                               (4,845)             8,184
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                           (3,165)             8,867
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                              --                 --
=========================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                                     187,963            36,431
   C-Class                                                                      73,676            44,149
   H-Class                                                                   2,667,482         1,603,031
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                                          --                 --
   C-Class                                                                          --                 --
   H-Class                                                                          --                 --
COST OF SHARES REDEEMED
   A-Class                                                                          --                 --
   C-Class                                                                          --                 --
   H-Class                                                                      (4,646)            (5,114)
=========================================================================================================
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                                                   2,924,475          1,678,497
---------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                                   2,921,310          1,687,364
NET ASSETS--BEGINNING OF PERIOD                                                     --                 --
---------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                                 $  2,921,310       $  1,687,364
=========================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                       $      1,590       $        683
=========================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.

+     UNAUDITED


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                    NET REALIZED    NET INCREASE
                                          NET ASSET                     AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                           VALUE,        NET         UNREALIZED     IN NET ASSET       FROM NET        FROM NET
                                          BEGINNING   INVESTMENT   GAINS (LOSSES)  VALUE RESULTING    INVESTMENT       REALIZED
                                          OF PERIOD    INCOME+     ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
----------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND A-CLASS
  SEPTEMBER 30, 2005 *@                    $ 25.00      $  .02       $  (.09)         $  (.07)           $  --          $  --
ABSOLUTE RETURN STRATEGIES FUND C-CLASS
  SEPTEMBER 30, 2005 *@                      25.00         .01          (.08)            (.07)              --             --
ABSOLUTE RETURN STRATEGIES FUND H-CLASS
  SEPTEMBER 30, 2005 *@                      25.00         .02          (.09)            (.07)              --             --
HEDGED EQUITY FUND A-CLASS
  SEPTEMBER 30, 2005 *@                      25.00         .01           .10              .11               --             --
HEDGED EQUITY FUND C-CLASS
  SEPTEMBER 30, 2005 *@                      25.00         .01           .10              .11               --             --
HEDGED EQUITY FUND H-CLASS
  SEPTEMBER 30, 2005 *@                      25.00         .01           .10              .11               --             --

                                                      NET INCREASE   NET ASSET
                                                      (DECREASE) IN   VALUE,      TOTAL
                                           TOTAL        NET ASSET     END OF    INVESTMENT
                                       DISTRIBUTIONS      VALUE       PERIOD      RETURN
------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND A-CLASS
  SEPTEMBER 30, 2005 *@                    $  --         $ (.07)      $ 24.93    (0.28)%
ABSOLUTE RETURN STRATEGIES FUND C-CLASS
  SEPTEMBER 30, 2005 *@                       --           (.07)        24.93    (0.28)%
ABSOLUTE RETURN STRATEGIES FUND H-CLASS
  SEPTEMBER 30, 2005 *@                       --           (.07)        24.93    (0.28)%
HEDGED EQUITY FUND A-CLASS
  SEPTEMBER 30, 2005 *@                       --            .11         25.11     0.44%
HEDGED EQUITY FUND C-CLASS
  SEPTEMBER 30, 2005 *@                       --            .11         25.11     0.44%
HEDGED EQUITY FUND H-CLASS
  SEPTEMBER 30, 2005 *@                       --            .11         25.11     0.44%

                                                         RATIOS TO
                                                    AVERAGE NET ASSETS:
                                         ------------------------------------------
                                                                            NET                    NET ASSETS,
                                                                         INVESTMENT   PORTFOLIO      END OF
                                          GROSS      NET      OPERATING    INCOME     TURNOVER    PERIOD (000'S
                                         EXPENSES  EXPENSES  EXPENSES++    (LOSS)      RATE***      OMITTED)
---------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND A-CLASS
  SEPTEMBER 30, 2005 *@                  1.41%**    1.41%**    1.39%**    1.93%**        3%       $    188
ABSOLUTE RETURN STRATEGIES FUND C-CLASS
  SEPTEMBER 30, 2005 *@                  2.17%**    2.17%**    2.15%**    1.23%**        3%             74
ABSOLUTE RETURN STRATEGIES FUND H-CLASS
  SEPTEMBER 30, 2005 *@                  1.42%**    1.42%**    1.40%**    1.76%**        3%          2,659
HEDGED EQUITY FUND A-CLASS
  SEPTEMBER 30, 2005 *@                  1.44%**    1.44%**    1.36%**    1.47%**        --             37
HEDGED EQUITY FUND C-CLASS
  SEPTEMBER 30, 2005 *@                  2.19%**    2.19%**    2.11%**    0.75%**        --             45
HEDGED EQUITY FUND H-CLASS
  SEPTEMBER 30, 2005 *@                  1.48%**    1.48%**    1.40%**    1.27%**        --          1,606

  *   SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++   OPERATING EXPENSES EXCLUDES SHORT DIVIDENDS EXPENSE.

  @   UNAUDITED


20 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                              SALES CHARGE      SALES CHARGE
                                                AS % OF          AS % OF NET
AMOUNT OF INVESTMENT                         OFFERING PRICE    AMOUNT INVESTED
------------------------------------------------------------------------------
Less than $100,000                               4.75%              4.99%
$100,000 but less than
  $250,000                                       3.75%              3.90%
$250,000 but less than
  $500,000                                       2.75%              2.83%
$500,000 but less than
  $1,000,000                                     1.60%              1.63%
$1,000,000 or greater                            0.00%              0.00%

At September 30, 2005, the Trust consisted of forty-eight separate series: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, and two Strategic Funds. This report covers the Absolute Return Strategies Fund and the Hedged Equity Fund (the "Funds"), while the Sector Funds, the Strategic Funds, the Benchmark Funds and the Money Market Fund are contained in separate reports. At September 30, 2005, only A-Class, C-Class, and H-Class Shares had been issued by the Funds. All share classes are subject to a 1% redemption fee when shares are redeemed after being held for less than 30 days.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available, are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by Rydex Global Advisors (the "Advisor") using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and
(b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 21

--------------------------------------------------------------------------------

of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is not a fee charged to the shareholder by the Advisor or other service providers, rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund in pursuit of its investment objective.

E. The Funds may also purchase American Depository Receipts ("ADR"), U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions.

F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, a Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each Fund included in the Trust.


22 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

K. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 1.15% of the average daily net assets of the Funds. The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses. Certain officers and trustees of the Trust are also officers of the Advisor.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 23

--------------------------------------------------------------------------------

The Trust has adopted a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

At September 30, 2005, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                        TAX          TAX            NET
                                           TAX   UNREALIZED   UNREALIZED     UNREALIZED
FUND                                      COST         GAIN         LOSS    GAIN (LOSS)
---------------------------------------------------------------------------------------
Absolute Return Strategies Fund    $ 2,717,560   $    4,383   $   (9,228)   $   (4,845)
Hedged Equity Fund                   1,123,687       28,032      (19,848)        8,184


24 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

5. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, along with uninvested cash balances of the OTC Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the U.S. Government Bond Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Strengthening Dollar Fund, the Weakening Dollar Fund, the U.S. Government Money Market Fund, the Nova Master Portfolio, the Ursa Master Portfolio, the Arktos Master Portfolio, the Juno Master Portfolio, the Core Equity Fund, the Sector Rotation Fund, and the Commodities Fund (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreement at maturity.

The repurchase agreements executed by the joint account and outstanding as of September 30, 2005, were as follows:

COUNTERPARTY                 TERMS OF AGREEMENT         FACE VALUE       MARKET VALUE      MATURITY VALUE
----------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.      3.25% due 10/03/05      $ 525,000,000     $  525,000,000      $  525,142,188
Citigroup, Inc.              3.24% due 10/03/05        375,000,000        375,000,000         375,101,250
Lehman Brothers, Inc.        3.25% due 10/03/05        295,619,135        295,619,135         295,699,198
Morgan Stanley               3.24% due 10/03/05        250,000,000        250,000,000         250,067,500
----------------------------------------------------------------------------------------------------------
                                                                       $1,445,619,135      $1,446,010,136
----------------------------------------------------------------------------------------------------------

As of September 30, 2005, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE             RANGE OF RATES              PAR VALUE          MARKET VALUE
--------------------------------------------------------------------------------------
U.S. Treasury Bonds      6.125% - 8.000%         $  203,611,000        $  257,500,263
U.S. Treasury Notes      3.000% - 3.875%          1,033,367,912         1,027,768,192
U.S. Currency                0.000%                 188,000,000           188,000,000
--------------------------------------------------------------------------------------
                                                                       $1,473,268,455
--------------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. SECURITIES TRANSACTIONS

During the period ended September 30, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                      ABSOLUTE           HEDGED
                                             RETURN STRATEGIES           EQUITY
                                                          FUND             FUND
--------------------------------------------------------------------------------
Purchases                                           $  358,593       $  732,181
Sales                                               $   13,325       $       --

7. CALL OPTIONS WRITTEN

As of September 30, 2005, S&P 500 Index Mini Futures Contracts were held in the Fund as cover for call options written by the Fund.

Transactions in options written during the period ended September 30, 2005, were as follows:

                                                     NUMBER OF         PREMIUMS
HEDGED EQUITY FUND                                   CONTRACTS         RECEIVED
--------------------------------------------------------------------------------
Options outstanding at September 19, 2005                   --       $       --
Options written                                              1            4,245
--------------------------------------------------------------------------------
Options outstanding at September 30, 2005                    1       $    4,245


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the period presented were:

                                                                 PURCHASED THROUGH                            NET SHARES
                                          SHARES PURCHASED     DIVIDEND REINVESTMENT     SHARES REDEEMED       PURCHASED
---------------------------------------------------------------------------------------------------------------------------
                                            PERIOD ENDED            PERIOD ENDED           PERIOD ENDED       PERIOD ENDED
                                           SEPTEMBER 30,           SEPTEMBER 30,          SEPTEMBER 30,      SEPTEMBER 30,
                                                   2005+                   2005+                  2005+              2005+
---------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND*
      A-Class                                      7,554                      --                     --              7,554
      C-Class                                      2,960                      --                     --              2,960
      H-Class                                    106,834                      --                   (187)           106,647

HEDGED EQUITY FUND*
      A-Class                                      1,463                      --                     --              1,463
      C-Class                                      1,778                      --                     --              1,778
      H-Class                                     64,158                      --                   (206)            63,952

*   SINCE THE COMMENCEMENT OF OPERATIONS. SEPTEMBER 19, 2005.

+   UNAUDITED


26 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity,


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 27

--------------------------------------------------------------------------------

in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.


28 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                             LENGTH OF SERVICE
   NAME, POSITION AND                           AS TRUSTEE                           NUMBER OF
     YEAR OF BIRTH                             (YEAR BEGAN)                       FUNDS OVERSEEN
------------------------------      -----------------------------------       -----------------------
CARL G. VERBONCOEUR*                     Rydex Series Funds - 2004                      110
Trustee, President (1952)               Rydex Variable Trust - 2004
                                        Rydex Dynamic Funds - 2004
                                          Rydex ETF Trust - 2004
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc.,
PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present);
Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund
Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                                    -----------------------------------

MICHAEL P. BYRUM*                        Rydex Series Funds - 2005                      110
Trustee, Vice President and             Rydex Variable Trust - 2005
Secretary (1970)                        Rydex Dynamic Funds - 2005
                                          Rydex ETF Trust - 2005
                                 Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust,
and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present);
Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex
Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present);
Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)
-----------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
                                             LENGTH OF SERVICE
   NAME, POSITION AND                           AS TRUSTEE                            NUMBER OF
     YEAR OF BIRTH                             (YEAR BEGAN)                        FUNDS OVERSEEN
------------------------------      -----------------------------------       -----------------------
COREY A. COLEHOUR                        Rydex Series Funds - 1993                      110
Trustee (1945)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield
Management Company

                                    -----------------------------------

J. KENNETH DALTON                        Rydex Series Funds - 1995                      110
Trustee (1941)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton
Group

                                    -----------------------------------

JOHN O. DEMARET                          Rydex Series Funds - 1997                      110
Trustee (1940)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                    -----------------------------------


30 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                             LENGTH OF SERVICE
   NAME, POSITION AND                           AS TRUSTEE                           NUMBER OF
     YEAR OF BIRTH                             (YEAR BEGAN)                       FUNDS OVERSEEN
------------------------------      -----------------------------------       -----------------------
WERNER E. KELLER                         Rydex Series Funds - 2005                      110
Trustee (1940)                          Rydex Variable Trust - 2005
                                        Rydex Dynamic Funds - 2005
                                          Rydex ETF Trust - 2005
                                 Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital
Management (1991 to 2001)

                                    -----------------------------------

THOMAS F. LYDON, JR.                     Rydex Series Funds - 2005                      110
Trustee (1960)                          Rydex Variable Trust - 2005
                                        Rydex Dynamic Funds - 2005
                                          Rydex ETF Trust - 2005
                                 Rydex Capital Partners SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                    -----------------------------------

PATRICK T. MCCARVILLE                    Rydex Series Funds - 1997                      110
Trustee (1942)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries,
Inc.

                                    -----------------------------------

ROGER SOMERS                             Rydex Series Funds - 1993                      110
Trustee (1944)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003
                                 Rydex Capital Partners SPhinX Fund - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
-----------------------------------
EXECUTIVE OFFICERS

   NAME, POSITION AND                                            PRINCIPAL OCCUPATIONS
     YEAR OF BIRTH                                               DURING PAST FIVE YEARS
------------------------------                                   ----------------------
NICK BONOS*                                  Vice President and Treasurer of Rydex Series Funds,
Vice President and Treasurer (1963)          Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF
                                             Trust, and Rydex Capital Partners SPhinX Fund (2003 to
                                             present); Senior Vice President of Rydex Fund Services,
                                             Inc. (2003 to present); Vice President of Accounting of
                                             Rydex Fund Services, Inc. (2000 to 2003)

JOANNA M. HAIGNEY*                           Chief Compliance Officer of Rydex Series Funds, Rydex
Chief Compliance Officer and Assistant       Variable Trust, and Rydex Dynamic Funds (2004 to
Secretary (1967)                             present); Assistant Secretary of Rydex Series Funds,
                                             Rydex Variable Trust, and Rydex Dynamic Funds (2000 to
                                             present); Assistant Secretary of Rydex ETF Trust (2002
                                             to present); Secretary of Rydex Capital Partners SPhinX
                                             Fund (2003 to present); Vice President of Compliance of
                                             Rydex Fund Services, Inc. (2000 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 31

--------------------------------------------------------------------------------

This page intentionally left blank.

--------------------------------------------------------------------------------

This page intentionally left blank.

[LOGO] RYDEXINVESTMENTS
       Essential for modern markets(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800-820-0888
       RSER-SEMI-0905X0306



ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on November 30, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                                                 EX.-12(a)(2)(i)



                                 CERTIFICATIONS



I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees.

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.





Date: December 1, 2005

                                               /S/ Carl G. Verboncoeur
                                               -----------------------
                                               Carl G. Verboncoeur,
                                               President

                                                                EX.-12(a)(2)(ii)

                                 CERTIFICATIONS



I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees:

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.




Date: December 1, 2005


                                               /S/ Nick Bonos
                                               --------------------------
                                               Nick Bonos,
                                               Vice President & Treasurer

                                                                    EX.-12(b)(i)

                                 CERTIFICATIONS



I, Carl G. Verboncoeur, President of Rydex Series Funds (the "Trust"), certify that:

         1. The Form N-CSR of the Trust (the "Report")fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

         2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.



Dated: December 1, 2005

                                                       /S/ Carl G. Verboncoeur
                                                       -----------------------
                                                       Carl G. Verboncoeur,
                                                       President

                                                                   EX.-12(b)(ii)

                                 CERTIFICATIONS



I, Nick Bonos, Vice President and Treasurer of Rydex Series Funds (the "Trust"), certify that:

         1. The Form N-CSR of the Trust (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

         2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.



A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.



Dated: December 1, 2005



                                                     /S/ Nick Bonos
                                                     --------------------------
                                                     Nick Bonos,
                                                     Vice President & Treasurer

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rydex Series Funds
              ------------------

By (Signature and Title)*   /S/ Carl G. Verboncoeur
                            ------------------------------
                            Carl G. Verboncoeur, President

Date     December 1, 2005
         ----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /S/ Carl G. Verboncoeur
                            ------------------------------
                             Carl G. Verboncoeur, President

Date     December 1, 2005
         ----------------

By (Signature and Title)*    /S/ Nick Bonos
                            ---------------------------------------
                             Nick Bonos, Vice President & Treasurer

Date     December 1, 2005
         ----------------

* Print the name and title of each signing officer under his or her signature.